UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Domestic Dividend Funds

Annual Report

March 31, 2012

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500 Index, returned 8.54% for the 12-month period ended March 31, 2012 (the “period”). After bottoming in March of 2009, the S&P 500 recorded its third straight year of gains. Measured from March 31, 2009 through March 31, 2012, the three year cumulative total return on the S&P 500 Index was 87.99%. This represents a substantial recovery in the equity market as earnings and dividend levels reached and surpassed previous records.

While the overall return for the period was positive, it was marked by several bouts of volatility. Investors had to deal with events domestically and abroad that impacted the U.S. market: as the S&P 500 Index fell for the first six months of the period and turned around significantly in the second half of the period.

Much of the volatility experienced in the market revolved around concerns over a debt crisis in the developed world. At home in the United States, politicians squabbled over raising the U.S. debt ceiling in the summer of 2011. After the market close on Friday, August 5, 2011, Standard & Poor’s downgraded the U.S. government from its AAA rating — the highest credit quality rating one can achieve — due to escalating debt levels, large deficits, and the lack of a coherent plan from U.S. politicians attacking these fiscal issues. The following Monday, the S&P 500 closed down 6.65% and many market participants shifted assets away from equities and risky assets to perceived safe havens. Paradoxically, there was a flight to the very bonds that were downgraded as many believed the problems in other parts of the world, such as Europe, were worse than those in the United States.

WisdomTree Funds’ Performance Overview

By the end of September 2011, investors had experienced market uncertainty due to the European debt crisis intensifying. This resulted in the worst quarterly performance for the S&P 500 since 2008 (down 13.87%). To support the economy and credit markets, on September 21, 2011, the Federal Reserve announced “Operation Twist,” which attempted to push down long-term interest rates by shifting the balance of the Treasury’s securities holdings towards longer-term securities and selling shorter-term investments. These Federal Reserve actions, known as a form of quantitative easing, or “QE”, helped support an environment in which many investors were willing to take on more risk. From September 22, 2011, the market rose more than 26% until the end of March 2012, erasing the negative effects of the previous volatility and leaving the U.S. market, as measured by the S&P 500 Index, up 8.54% for the period.

The following table reflects the WisdomTree Funds’ performance versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Cap-Weighted Benchmark	1-Year Return	Difference
DTD	WisdomTree Total Dividend Fund	11.81%	Russell 3000® Index	7.18%	4.63%
DHS	WisdomTree Equity Income Fund	14.66%	Russell 1000® Value Index	4.79%	9.87%
DLN	WisdomTree LargeCap Dividend Fund	12.82%	S&P 500® Index	8.54%	4.28%
DTN	WisdomTree Dividend ex-Financials Fund	12.99%	Dow Jones U.S. Select Dividend IndexSM	11.75%	1.24%
DON	WisdomTree MidCap Dividend Fund	6.99%	S&P MidCap 400® Index	1.98%	5.01%
DES	WisdomTree SmallCap Dividend Fund	4.50%	Russell 2000® Index	-0.18%	4.68%

With all the volatility in the markets during the period, it may not be a surprise that equities considered to be more defensive in nature, such as large cap stocks, or dividend paying stocks fared better than mid cap and small cap stocks and more growth oriented strategies. While the S&P 500 Index was up 8.54%, the Russell 2000 Index, an index of small cap U.S. equities, experienced a decline of -0.18%.

WisdomTree’s dividend weighted Funds are designed to track indexes based on the dividend stream generated by the companies included in the underlying WisdomTree

WisdomTree Domestic Dividend Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

Index. The dividend stream is defined as the sum of the dollar value of dividends indicated to be paid by each company. There are two primary factors that drive performance differentials of the WisdomTree Funds and Indexes versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

Five of the ten sectors represented within the S&P 500 Index experienced positive performance over the period. The best performing sector over the period was the Information Technology sector. This was spurred by a lively initial public offering market and by earnings strength from some of its biggest components, such as Apple, Google, and IBM. Also, the more defensive sectors outpaced the market, such as Health Care, Consumer Staples, and Utilities. The Energy sector was the worst performing sector for the period, followed by Materials, as the commodities markets experienced a selloff over the period. Financials also lagged the broader market as questions arose about exposures to the European sovereign debt crisis.

The WisdomTree LargeCap Dividend Fund delivered a return of 12.82%, which was more than 4 percentage points ahead of the S&P 500 Index. This Fund, representative of the broader dividend approach, benefited from its focus on dividend paying stocks in the Utilities, Health Care, and Consumer Staples sectors. It also benefited from being underweight financial stocks, many of which had cut their dividends during the crisis and were therefore underweight in the Fund.

The performance of each WisdomTree Fund compared to its cap-weighted benchmarks was favorable for each Fund in the domestic dividend family over the period. This can be partially explained because the Consumer Staples sector experienced strong gains throughout the period. During the period, this sector was more heavily represented in WisdomTree Funds than in their corresponding cap-weighted benchmarks due to this sector’s relatively higher contributions to the dividend stream.

While the WisdomTree Domestic Dividend Funds outperformed their cap-weighted benchmarks for the period, there was a notable sector exposure that created relative drag on performance. The Information Technology sector experienced strong gains during the period. This sector has historically had relatively low dividend payers, which meant that cap-weighted benchmarks were relatively overweight this sector compared to the WisdomTree Dividend Funds during the period.

The WisdomTree Equity Income Fund outperformed its cap-weighted benchmark significantly over the period primarily because it was relatively overweight the Consumer Staples sector, which experienced positive gains over the period as a defensive sector. Additionally, the Fund was significantly underweight Financials, which lagged the broader market for the period.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 9 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 3/31/12‡

Financials	16.7%
Consumer Staples	14.5%
Industrials	11.3%
Health Care	10.6%
Information Technology	9.9%
Energy	9.2%
Consumer Discretionary	8.2%
Utilities	6.6%
Telecommunication Services	6.2%
Materials	4.8%
Other	2.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
AT&T, Inc.	3.5%
Exxon Mobil Corp.	3.1%
Microsoft Corp.	2.6%
General Electric Co.	2.4%
Chevron Corp.	2.2%
Pfizer, Inc.	2.1%
Johnson & Johnson	2.0%
Philip Morris International, Inc.	2.0%
Procter & Gamble Co. (The)	1.9%
Verizon Communications, Inc.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 11.81% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000® Index	Russell 3000® Value Index
One Year	11.81%	11.79%	12.22%	7.18%	4.30%
Three Year	25.56%	25.45%	26.40%	24.26%	23.03%
Five Year	1.40%	1.42%	2.04%	2.18%	-0.75%
Since Inception[1]	3.96%	3.95%	4.45%	4.47%	2.34%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 3/31/12‡

Health Care	18.1%
Consumer Staples	15.8%
Telecommunication Services	13.5%
Utilities	13.2%
Financials	12.4%
Industrials	8.5%
Materials	5.5%
Information Technology	4.5%
Energy	4.0%
Consumer Discretionary	1.4%
Other	3.1%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
AT&T, Inc.	7.7%
General Electric Co.	5.3%
Pfizer, Inc.	4.6%
Johnson & Johnson	4.5%
Philip Morris International, Inc.	4.4%
Procter & Gamble Co. (The)	4.2%
Verizon Communications, Inc.	3.9%
Merck & Co., Inc.	3.8%
Intel Corp.	3.6%
ConocoPhillips	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned 14.66% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000® Value Index
One Year	14.66%	14.65%	15.17%	4.79%
Three Year	29.76%	29.77%	30.43%	22.82%
Five Year	-0.91%	-0.89%	-0.55%	-0.81%
Since Inception[1]	2.12%	2.14%	2.42%	2.29%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 3/31/12‡

Consumer Staples	16.6%
Financials	12.7%
Health Care	12.2%
Industrials	11.4%
Information Technology	10.9%
Energy	10.6%
Consumer Discretionary	7.8%
Telecommunication Services	6.8%
Utilities	5.8%
Materials	4.4%
Other	0.8%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
AT&T, Inc.	4.0%
Exxon Mobil Corp.	3.6%
Microsoft Corp.	3.1%
General Electric Co.	2.8%
Chevron Corp.	2.5%
Pfizer, Inc.	2.4%
Johnson & Johnson	2.4%
Philip Morris International, Inc.	2.3%
Procter & Gamble Co. (The)	2.2%
Verizon Communications, Inc.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 12.82% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500® Index	Russell 1000® Value Index
One Year	12.82%	12.80%	13.15%	8.54%	4.79%
Three Year	24.54%	24.48%	25.07%	23.42%	22.82%
Five Year	1.20%	1.18%	1.66%	2.01%	-0.81%
Since Inception[1]	3.77%	3.73%	4.16%	4.25%	2.29%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 3/31/12‡

Utilities	12.3%
Consumer Staples	12.2%
Materials	11.4%
Industrials	10.6%
Telecommunication Services	10.3%
Information Technology	9.9%
Health Care	9.8%
Consumer Discretionary	9.3%
Energy	8.9%
Other	5.3%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Frontier Communications Corp.	3.0%
Southern Copper Corp.	2.7%
Windstream Corp.	2.4%
CenturyLink, Inc.	2.3%
AT&T, Inc.	1.7%
Avon Products, Inc.	1.7%
Altria Group, Inc.	1.6%
Lockheed Martin Corp.	1.6%
Lorillard, Inc.	1.5%
Reynolds American, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 12.99% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s performance also benefited because it excludes investments in the Financials sector, which had negative returns for the period. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex-Financials Spliced Index[1]	Dow Jones U.S. Select Dividend IndexSM
One Year	12.99%	13.00%	13.46%	11.75%
Three Year	31.84%	31.82%	32.55%	26.39%
Five Year	2.25%	2.25%	2.76%	-0.12%
Since Inception[2]	5.35%	5.35%	5.75%	2.75%
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 3/31/12‡

Financials	35.7%
Utilities	13.5%
Consumer Discretionary	11.2%
Industrials	10.0%
Materials	8.1%
Information Technology	3.9%
Telecommunication Services	3.3%
Consumer Staples	2.5%
Energy	2.1%
Health Care	1.6%
Other	8.1%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Frontier Communications Corp.	1.9%
Windstream Corp.	1.6%
New York Community Bancorp, Inc.	1.5%
Kimco Realty Corp.	1.2%
Ares Capital Corp.	1.0%
Plum Creek Timber Co., Inc.	1.0%
Cincinnati Financial Corp.	0.9%
NiSource, Inc.	0.9%
Pitney Bowes, Inc.	0.9%
Hospitality Properties Trust	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 6.99% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Utilities sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400® Index	Russell MidCap Value® Index
One Year	6.99%	7.04%	7.34%	1.98%	2.28%
Three Year	31.77%	31.70%	32.51%	28.55%	29.18%
Five Year	2.70%	2.72%	2.58%	4.78%	1.26%
Since Inception[1]	5.25%	5.35%	5.12%	6.77%	4.41%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic Dividend Funds	7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 3/31/12‡

Financials	49.4%
Industrials	11.0%
Consumer Discretionary	9.1%
Utilities	4.8%
Materials	4.8%
Information Technology	4.4%
Consumer Staples	3.6%
Health Care	1.9%
Telecommunication Services	1.7%
Energy	1.0%
Other	8.3%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Apollo Investment Corp.	1.9%
CommonWealth REIT	1.4%
Prospect Capital Corp.	1.2%
Corporate Office Properties Trust	1.0%
Vector Group Ltd.	1.0%
Healthcare Realty Trust, Inc.	0.9%
Brandywine Realty Trust	0.8%
WisdomTree MidCap Dividend Fund	0.8%
TAL International Group, Inc.	0.7%
Lexington Realty Trust	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned 4.50% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000® Index	Russell 2000® Value Index
One Year	4.50%	4.78%	4.74%	-0.18%	-1.07%
Three Year	31.58%	31.44%	32.13%	26.90%	25.36%
Five Year	0.95%	1.04%	1.16%	2.13%	0.01%
Since Inception[1]	3.57%	3.60%	3.65%	4.59%	2.97%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Domestic Dividend Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree LargeCap Dividend Index measures the performance of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index measures the performance of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index measures the performance of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree Equity Income Index measures the performance of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index is a capitalization-weighted index that measures the performance of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 1000® Value Index is a capitalization-weighted index that measures the performance of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Value Index is a capitalization weighted index that measures the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Value Index is a capitalization weighted index that measures the performance of the value sector of the broad U.S. equity market. The index is a subset of the Russell 3000 Index and consists of those companies or portion of a company, with lower price-to-book ratios and lower forecasted growth within the Russell 3000 Index.

The Russell MidCap Value® Index is a capitalization weighted index that measures the mid-capitalization value segment of the U.S. equity universe, selecting from the Russell Midcap Index.

The Dow Jones U.S. Select Dividend IndexSM measures the performance of 100 U.S. dividend-paying companies.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Domestic Dividend Funds	9

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/11 to 3/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Annualized Expense Ratio Based on the Period 10/01/11 to 3/31/12	Expenses Paid During the Period† 10/01/11 to 3/31/12
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,226.80	0.28%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,184.80	0.38%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,225.10	0.28%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,190.80	0.38%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,235.90	0.38%	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,263.60	0.38%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

WisdomTree Domestic Dividend Funds	11

Schedule of Investments

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 101.6%
COMMON STOCKS – 99.6%
Advertising – 0.1%
Harte-Hanks, Inc.	2,479	$22,435
Interpublic Group of Cos., Inc. (The)	8,602	98,149
Omnicom Group, Inc.(a)	4,683	237,194

Total Advertising		357,778
Aerospace/Defense – 2.4%
Alliant Techsystems, Inc.	208	10,425
Boeing Co. (The)	14,125	1,050,476
Curtiss-Wright Corp.	488	18,061
General Dynamics Corp.	8,017	588,288
Goodrich Corp.	952	119,419
Kaman Corp.	858	29,129
L-3 Communications Holdings, Inc.	2,094	148,192
Lockheed Martin Corp.	12,936	1,162,429
Northrop Grumman Corp.	7,235	441,914
Raytheon Co.	10,242	540,573
Rockwell Collins, Inc.	2,097	120,703
United Technologies Corp.	18,348	1,521,783

Total Aerospace/Defense		5,751,392
Agriculture – 4.0%
Altria Group, Inc.	88,999	2,747,399
Archer-Daniels-Midland Co.	12,816	405,755
Lorillard, Inc.	4,856	628,755
Philip Morris International, Inc.	54,265	4,808,422
Reynolds American, Inc.	24,391	1,010,763
Universal Corp.	1,000	46,600
Vector Group Ltd.(a)	6,274	111,175

Total Agriculture		9,758,869
Apparel – 0.5%
Cherokee, Inc.	1,128	12,848
Coach, Inc.	3,310	255,797
Columbia Sportswear Co.(a)	547	25,955
Jones Group, Inc. (The)	1,548	19,443
NIKE, Inc. Class B	4,360	472,798
Ralph Lauren Corp.	256	44,628
VF Corp.	1,916	279,698
Wolverine World Wide, Inc.	767	28,517

Total Apparel		1,139,684
Auto Manufacturers – 0.1%
PACCAR, Inc.	5,391	252,461
Auto Parts & Equipment – 0.2%
Cooper Tire & Rubber Co.	1,732	26,361
Douglas Dynamics, Inc.	952	13,090
Johnson Controls, Inc.	12,690	412,172
Lear Corp.	984	45,746
Superior Industries International, Inc.	1,341	26,203

Total Auto Parts & Equipment		523,572
Banks – 6.1%
1st Source Corp.	1,195	29,242
Arrow Financial Corp.	976	23,814
Associated Banc-Corp.	1,096	15,300

BancFirst Corp.	541	$23,566
BancorpSouth, Inc.	1,089	14,669
Bank of America Corp.	59,456	568,994
Bank of Hawaii Corp.	1,391	67,255
Bank of New York Mellon Corp. (The)	24,676	595,432
Bank of the Ozarks, Inc.	549	17,162
BB&T Corp.	14,551	456,756
BOK Financial Corp.(a)	1,004	56,505
Capital One Financial Corp.	1,655	92,250
Cathay General Bancorp	769	13,611
Chemical Financial Corp.	1,213	28,433
Citigroup, Inc.	3,428	125,293
City Holding Co.	747	25,936
City National Corp.	747	39,195
Comerica, Inc.	1,754	56,759
Commerce Bancshares, Inc.	1,717	69,573
Community Bank System, Inc.	1,379	39,688
Community Trust Bancorp, Inc.	912	29,248
Cullen/Frost Bankers, Inc.	1,690	98,341
CVB Financial Corp.	3,649	42,839
East West Bancorp, Inc.	1,228	28,355
FNB Corp.	5,757	69,545
Fifth Third Bancorp	17,803	250,132
First Busey Corp.	2,756	13,615
First Commonwealth Financial Corp.	1,832	11,212
First Financial Bancorp	3,223	55,758
First Financial Bankshares, Inc.(a)	814	28,661
First Financial Corp.	585	18,574
FirstMerit Corp.	4,070	68,620
Fulton Financial Corp.	3,778	39,669
Glacier Bancorp, Inc.	3,151	47,076
Goldman Sachs Group, Inc. (The)	5,631	700,327
Hancock Holding Co.	2,030	72,085
Hudson Valley Holding Corp.	806	13,001
Huntington Bancshares, Inc.	19,510	125,839
Iberiabank Corp.	709	37,910
Independent Bank Corp.	656	18,847
International Bancshares Corp.	1,682	35,574
JPMorgan Chase & Co.	91,371	4,201,239
KeyCorp	11,542	98,107
M&T Bank Corp.	3,570	310,162
MB Financial, Inc.	812	17,044
Morgan Stanley	19,849	389,834
National Penn Bancshares, Inc.	2,987	26,435
NBT Bancorp, Inc.	1,369	30,227
Northern Trust Corp.	5,152	244,462
Old National Bancorp	2,755	36,201
PacWest Bancorp	1,314	31,930
Park National Corp.(a)	938	64,881
Penns Woods Bancorp, Inc.(a)	429	17,538
PNC Financial Services Group, Inc.	9,751	628,842
Prosperity Bancshares, Inc.	804	36,823
Regions Financial Corp.	15,379	101,348
Renasant Corp.	1,207	19,650

See Notes to Financial Statements.

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

S&T Bancorp, Inc.(a)	841	$18,241
S.Y. Bancorp, Inc.	1,007	23,362
State Street Corp.	6,606	300,573
SunTrust Banks, Inc.	5,858	141,588
Susquehanna Bancshares, Inc.	2,486	24,562
Synovus Financial Corp.(a)	21,066	43,185
TCF Financial Corp.(a)	3,020	35,908
Tompkins Financial Corp.(a)	426	17,066
TrustCo Bank Corp.(a)	6,708	38,303
Trustmark Corp.	1,845	46,088
U.S. Bancorp	26,774	848,200
UMB Financial Corp.	1,027	45,943
Umpqua Holdings Corp.	2,475	33,561
United Bankshares, Inc.(a)	2,006	57,893
Univest Corp. of Pennsylvania	1,207	20,253
Valley National Bancorp(a)	7,600	98,420
Washington Trust Bancorp, Inc.	563	13,591
Webster Financial Corp.	947	21,468
Wells Fargo & Co.	72,902	2,488,874
WesBanco, Inc.	1,090	21,953
Westamerica Bancorp.	650	31,200

Total Banks		14,789,616
Beverages – 2.9%
Beam, Inc.	1,734	101,560
Brown-Forman Corp. Class A	811	66,064
Brown-Forman Corp. Class B	1,218	101,569
Coca-Cola Co. (The)	48,905	3,619,459
Coca-Cola Enterprises, Inc.	4,940	141,284
Dr. Pepper Snapple Group, Inc.	5,478	220,271
Molson Coors Brewing Co. Class B	3,663	165,751
PepsiCo, Inc.	38,820	2,575,707

Total Beverages		6,991,665
Biotechnology – 0.4%
Amgen, Inc.	12,278	834,781
PDL BioPharma, Inc.	10,622	67,450

Total Biotechnology		902,231
Building Materials – 0.1%
Eagle Materials, Inc.	620	21,545
Lennox International, Inc.	837	33,731
Martin Marietta Materials, Inc.(a)	745	63,794
Masco Corp.	9,475	126,681
Simpson Manufacturing Co., Inc.	641	20,672

Total Building Materials		266,423
Chemicals – 2.5%
A. Schulman, Inc.	453	12,240
Air Products & Chemicals, Inc.	4,557	418,333
Airgas, Inc.	1,004	89,326
Albemarle Corp.	1,000	63,920
Ashland, Inc.	837	51,107
Cabot Corp.	796	33,973
Celanese Corp. Series A	575	26,553
CF Industries Holdings, Inc.	565	103,197

Cytec Industries, Inc.	432	$26,261
Dow Chemical Co. (The)	35,087	1,215,414
E.I. du Pont de Nemours & Co.	26,823	1,418,937
Eastman Chemical Co.	2,898	149,798
Ecolab, Inc.	2,334	144,054
FMC Corp.	403	42,662
H.B. Fuller Co.	746	24,491
Huntsman Corp.	9,403	131,736
Innophos Holdings, Inc.	225	11,277
International Flavors & Fragrances, Inc.	1,321	77,411
Kronos Worldwide, Inc.(a)	3,157	78,736
Monsanto Co.	7,432	592,776
Mosaic Co. (The)	1,384	76,521
NewMarket Corp.	116	21,738
Olin Corp.	2,956	64,293
PolyOne Corp.	1,529	22,018
PPG Industries, Inc.	3,035	290,753
Praxair, Inc.	4,518	517,944
RPM International, Inc.	3,317	86,872
Sensient Technologies Corp.	715	27,170
Sherwin-Williams Co. (The)	1,401	152,247
Sigma-Aldrich Corp.	989	72,256
Valhi, Inc.	608	32,254
Valspar Corp.	1,177	56,837
Westlake Chemical Corp.	130	8,423

Total Chemicals		6,141,528
Coal – 0.1%
Arch Coal, Inc.	6,344	67,944
Consol Energy, Inc.	2,271	77,441
Peabody Energy Corp.	2,319	67,158
Walter Energy, Inc.	1,078	63,829

Total Coal		276,372
Commercial Services – 1.3%
ABM Industries, Inc.	1,272	30,910
Advance America, Cash Advance Centers, Inc.	2,758	28,931
Automatic Data Processing, Inc.	11,603	640,370
Brink’s Co. (The)	675	16,112
Corporate Executive Board Co. (The)	535	23,010
Deluxe Corp.	2,170	50,821
DeVry, Inc.	481	16,291
Electro Rent Corp.	1,178	21,687
Equifax, Inc.	1,774	78,517
H&R Block, Inc.	9,244	152,249
Healthcare Services Group, Inc.	2,544	54,111
Insperity, Inc.	678	20,774
Intersections, Inc.	1,410	18,020
Iron Mountain, Inc.	4,527	130,378
Landauer, Inc.	438	23,223
Lender Processing Services, Inc.	1,734	45,084
Lincoln Educational Services Corp.	1,308	10,346
Manpower, Inc.	1,122	53,149
Mastercard, Inc. Class A	164	68,968
McGrath Rentcorp	1,010	32,431

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

Moody’s Corp.	2,906	$122,343
Paychex, Inc.	12,270	380,247
Quad Graphics, Inc.(a)	1,711	23,783
R.R. Donnelley & Sons Co.(a)	10,061	124,656
Rent-A-Center, Inc.	806	30,426
Robert Half International, Inc.	2,420	73,326
Rollins, Inc.	2,030	43,198
SEI Investments Co.	1,362	28,180
Service Corp. International	3,918	44,117
Sotheby’s	611	24,037
Strayer Education, Inc.(a)	398	37,523
Total System Services, Inc.	2,842	65,565
Towers Watson & Co. Class A	283	18,698
Visa, Inc. Class A	3,560	420,080
Weight Watchers International, Inc.(a)	725	55,963
Western Union Co. (The)	8,726	153,578

Total Commercial Services		3,161,102
Computers – 1.7%
Computer Sciences Corp.	3,573	106,976
Diebold, Inc.	2,414	92,987
DST Systems, Inc.	429	23,265
Hewlett-Packard Co.	27,715	660,448
International Business Machines Corp.	14,504	3,026,260
j2 Global, Inc.(a)	1,255	35,993
Jack Henry & Associates, Inc.	1,111	37,907
Lexmark International, Inc. Class A(a)	1,665	55,345
MTS Systems Corp.	430	22,829

Total Computers		4,062,010
Cosmetics/Personal Care – 2.4%
Avon Products, Inc.	17,204	333,069
Colgate-Palmolive Co.	9,668	945,337
Estee Lauder Cos., Inc. (The) Class A	1,876	116,200
Procter & Gamble Co. (The)	68,211	4,584,461

Total Cosmetics/Personal Care		5,979,067
Distribution/Wholesale – 0.3%
Fastenal Co.	3,267	176,745
Genuine Parts Co.	3,777	237,007
Owens & Minor, Inc.	1,825	55,498
Pool Corp.	1,188	44,455
United Stationers, Inc.	704	21,845
W.W. Grainger, Inc.	823	176,789
Watsco, Inc.	854	63,230

Total Distribution/Wholesale		775,569
Diversified Financial Services – 1.8%
American Express Co.	13,709	793,203
Ameriprise Financial, Inc.	3,529	201,612
Artio Global Investors, Inc.	2,985	14,238
BGC Partners, Inc. Class A	9,166	67,737
BlackRock, Inc.	3,389	694,406
CBOE Holdings, Inc.	1,260	35,809
Charles Schwab Corp. (The)	20,844	299,528
CME Group, Inc.	1,151	333,019

Cohen & Steers, Inc.	1,111	$35,441
Discover Financial Services	4,203	140,128
Eaton Vance Corp.(a)	3,003	85,826
Evercore Partners, Inc. Class A	800	23,256
Federated Investors, Inc. Class B(a)	5,323	119,288
Franklin Resources, Inc.	1,752	217,301
GFI Group, Inc.	5,588	21,011
Greenhill & Co., Inc.	1,157	50,492
Horizon Technology Finance Corp.	946	15,713
Interactive Brokers Group, Inc. Class A	1,258	21,386
Janus Capital Group, Inc.	5,332	47,508
Jefferies Group, Inc.	3,630	68,389
Legg Mason, Inc.	1,446	40,387
Medley Capital Corp.	1,857	20,928
Nelnet, Inc. Class A	649	16,816
NYSE Euronext	9,309	279,363
Raymond James Financial, Inc.	1,839	67,179
SLM Corp.	10,844	170,901
T. Rowe Price Group, Inc.	4,611	301,098
TD Ameritrade Holding Corp.	6,453	127,382
Waddell & Reed Financial, Inc. Class A	2,035	65,954
Walter Investment Management Corp.	2,042	46,047

Total Diversified Financial Services		4,421,346
Electric – 5.8%
ALLETE, Inc.	1,461	60,617
Alliant Energy Corp.	3,523	152,616
Ameren Corp.	9,415	306,741
American Electric Power Co., Inc.	17,935	691,932
Avista Corp.	2,039	52,158
Black Hills Corp.	1,263	42,348
Central Vermont Public Service Corp.	496	17,459
CH Energy Group, Inc.	579	38,637
Cleco Corp.	1,447	57,374
CMS Energy Corp.	7,959	175,098
Consolidated Edison, Inc.	9,161	535,186
Dominion Resources, Inc.	17,084	874,872
DTE Energy Co.	5,925	326,053
Duke Energy Corp.	48,792	1,025,120
Edison International	8,368	355,724
Entergy Corp.	6,355	427,056
Exelon Corp.	28,606	1,121,641
FirstEnergy Corp.	16,021	730,397
Great Plains Energy, Inc.	4,408	89,350
Hawaiian Electric Industries, Inc.	3,692	93,592
IDACORP, Inc.	1,204	49,508
Integrys Energy Group, Inc.	3,255	172,482
ITC Holdings Corp.	821	63,168
MDU Resources Group, Inc.	4,605	103,106
MGE Energy, Inc.	770	34,180
National Fuel Gas Co.	1,734	83,440
NextEra Energy, Inc.	12,518	764,599
Northeast Utilities	4,317	160,247
NorthWestern Corp.	1,410	49,999
NSTAR	2,924	142,194

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

NV Energy, Inc.	6,414	$103,394
OGE Energy Corp.	2,189	117,112
Otter Tail Corp.(a)	1,377	29,881
Pepco Holdings, Inc.	9,793	184,990
PG&E Corp.	13,703	594,847
Pinnacle West Capital Corp.	3,890	186,331
PNM Resources, Inc.	2,031	37,167
Portland General Electric Co.	2,813	70,269
PPL Corp.	21,569	609,540
Progress Energy, Inc.	10,295	546,767
Public Service Enterprise Group, Inc.	17,090	523,125
SCANA Corp.(a)	4,387	200,091
Southern Co. (The)	28,153	1,264,914
TECO Energy, Inc.	7,926	139,101
UIL Holdings Corp.	2,181	75,812
Unisource Energy Corp.	1,211	44,286
Unitil Corp.	681	18,271
Westar Energy, Inc.	4,383	122,417
Wisconsin Energy Corp.	5,410	190,324
Xcel Energy, Inc.	15,140	400,756

Total Electric		14,256,289
Electrical Components & Equipment – 0.5%
Acuity Brands, Inc.	534	33,551
AMETEK, Inc.	940	45,599
Emerson Electric Co.	18,732	977,436
Hubbell, Inc. Class B	1,188	93,353
Littelfuse, Inc.	400	25,080
Molex, Inc.	2,016	56,690
Molex, Inc. Class A	3,409	79,941

Total Electrical Components & Equipment		1,311,650
Electronics – 0.6%
American Science & Engineering, Inc.	266	17,835
Amphenol Corp. Class A	1,156	69,094
AVX Corp.	2,353	31,201
Brady Corp. Class A	1,119	36,200
FLIR Systems, Inc.	1,030	26,069
Gentex Corp.	2,057	50,397
Honeywell International, Inc.	16,885	1,030,829
Jabil Circuit, Inc.	2,746	68,980
National Instruments Corp.	1,909	54,445
PerkinElmer, Inc.	1,579	43,675
Woodward, Inc.	398	17,046

Total Electronics		1,445,771
Energy-Alternate Sources – 0.0%
FutureFuel Corp.	1,369	15,032
Engineering & Construction – 0.1%
Fluor Corp.	1,362	81,774
Granite Construction, Inc.	570	16,382
KBR, Inc.	1,249	44,402

Total Engineering & Construction		142,558
Entertainment – 0.1%
Cinemark Holdings, Inc.	4,462	97,941

International Game Technology	3,468	$58,228
National CineMedia, Inc.	3,477	53,198
Regal Entertainment Group Class A(a)	6,871	93,446
Speedway Motorsports, Inc.	1,321	24,676
Vail Resorts, Inc.	485	20,976

Total Entertainment		348,465
Environmental Control – 0.4%
Covanta Holding Corp.	2,547	41,338
Mine Safety Appliances Co.	1,111	45,640
Republic Services, Inc.	8,728	266,728
U.S. Ecology, Inc.	745	16,196
Waste Connections, Inc.	788	25,634
Waste Management, Inc.	14,991	524,085

Total Environmental Control		919,621
Food – 2.5%
B&G Foods, Inc.	1,828	41,148
Campbell Soup Co.	8,796	297,745
ConAgra Foods, Inc.	12,195	320,241
Corn Products International, Inc.	928	53,499
Flowers Foods, Inc.	3,847	78,363
General Mills, Inc.	15,176	598,693
H.J. Heinz Co.	8,965	480,076
Harris Teeter Supermarkets, Inc.	805	32,280
Hershey Co. (The)	3,007	184,419
Hormel Foods Corp.	4,266	125,932
J.M. Smucker Co. (The)	2,190	178,178
Kellogg Co.	9,825	526,915
Kraft Foods, Inc. Class A	42,874	1,629,641
Kroger Co. (The)	9,151	221,729
Lancaster Colony Corp.	549	36,487
McCormick & Co., Inc.	2,348	127,802
Safeway, Inc.(a)	7,656	154,728
Sanderson Farms, Inc.(a)	318	16,863
Sara Lee Corp.	11,820	254,485
Snyders-Lance, Inc.	1,768	45,703
SUPERVALU, Inc.(a)	8,871	50,653
Sysco Corp.	16,744	499,976
Tyson Foods, Inc. Class A	1,918	36,730
Weis Markets, Inc.	853	37,191
Whole Foods Market, Inc.	1,112	92,518

Total Food		6,121,995
Forest Products & Paper – 0.2%
International Paper Co.	12,404	435,380
MeadWestvaco Corp.	4,233	133,721
PH Glatfelter Co.	1,098	17,326

Total Forest Products & Paper		586,427
Gas – 0.7%
AGL Resources, Inc.	2,779	108,992
Atmos Energy Corp.	2,621	82,457
CenterPoint Energy, Inc.	13,886	273,832
Chesapeake Utilities Corp.	162	6,661
Laclede Group, Inc. (The)	907	35,391

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

New Jersey Resources Corp.	1,100	$49,027
NiSource, Inc.	8,588	209,118
Northwest Natural Gas Co.	720	32,688
Piedmont Natural Gas Co., Inc.(a)	2,114	65,682
Questar Corp.	4,580	88,211
Sempra Energy	6,036	361,919
South Jersey Industries, Inc.	752	37,630
Southwest Gas Corp.	848	36,244
UGI Corp.	3,354	91,396
Vectren Corp.	3,188	92,643
WGL Holdings, Inc.	1,566	63,736

Total Gas		1,635,627
Hand/Machine Tools – 0.2%
Kennametal, Inc.	1,278	56,909
Lincoln Electric Holdings, Inc.	1,458	66,077
Regal-Beloit Corp.	553	36,249
Snap-On, Inc.	1,248	76,091
Stanley Black & Decker, Inc.	3,368	259,201

Total Hand/Machine Tools		494,527
Healthcare-Products – 1.1%
Baxter International, Inc.	11,885	710,485
Becton Dickinson and Co.	4,113	319,374
C.R. Bard, Inc.	623	61,503
DENTSPLY International, Inc.	752	30,178
Hill-Rom Holdings, Inc.	800	26,728
Medtronic, Inc.	22,116	866,726
Meridian Bioscience, Inc.	1,726	33,450
Patterson Cos., Inc.	1,217	40,648
St. Jude Medical, Inc.	5,602	248,225
STERIS Corp.	737	23,304
Stryker Corp.	4,442	246,442
Techne Corp.	536	37,574
Teleflex, Inc.	822	50,265
West Pharmaceutical Services, Inc.	461	19,606

Total Healthcare-Products		2,714,508
Healthcare-Services – 0.6%
Aetna, Inc.	3,884	194,821
Humana, Inc.	1,384	127,992
Lincare Holdings, Inc.	2,321	60,067
National Healthcare Corp.	419	19,090
Quest Diagnostics, Inc.	1,219	74,542
UnitedHealth Group, Inc.	11,205	660,423
WellPoint, Inc.	3,820	281,916

Total Healthcare-Services		1,418,851
Holding Companies-Diversified – 0.0%
Leucadia National Corp.	1,921	50,138
Home Builders – 0.1%
D.R. Horton, Inc.	4,035	61,211
KB Home(a)	3,254	28,961
Lennar Corp. Class A(a)	1,557	42,319
MDC Holdings, Inc.	1,648	42,502
Ryland Group, Inc. (The)	832	16,041

Thor Industries, Inc.	1,298	$40,965

Total Home Builders		231,999
Home Furnishings – 0.1%
Harman International Industries, Inc.	470	22,001
Whirlpool Corp.	2,426	186,462

Total Home Furnishings		208,463
Household Products/Wares – 0.6%
American Greetings Corp. Class A	538	8,253
Avery Dennison Corp.	2,976	89,667
Church & Dwight Co., Inc.	1,558	76,638
Clorox Co. (The)	3,730	256,437
Ennis, Inc.	1,275	20,171
Kimberly-Clark Corp.	12,154	898,059
Scotts Miracle-Gro Co. (The) Class A(a)	1,286	69,650
Tupperware Brands Corp.	1,028	65,278
WD-40 Co.	744	33,740

Total Household Products/Wares		1,517,893
Housewares – 0.0%
Newell Rubbermaid, Inc.	4,611	82,122
Toro Co. (The)	540	38,399

Total Housewares		120,521
Insurance – 2.6%
Aflac, Inc.	11,269	518,261
Allstate Corp. (The)	12,198	401,558
American Financial Group, Inc.	1,569	60,532
American National Insurance Co.	1,030	74,696
AmTrust Financial Services, Inc.	947	25,455
Arthur J. Gallagher & Co.	3,599	128,628
Assurant, Inc.	1,379	55,850
Baldwin & Lyons, Inc. Class B	752	16,830
Brown & Brown, Inc.	1,845	43,874
Chubb Corp. (The)	5,059	349,628
Cincinnati Financial Corp.	6,736	232,459
CNA Financial Corp.	2,870	84,177
Delphi Financial Group, Inc. Class A	725	32,458
Donegal Group, Inc. Class A	1,026	14,025
Erie Indemnity Co. Class A	1,042	81,214
Fidelity National Financial, Inc. Class A	5,616	101,257
First American Financial Corp.	156	2,594
Hanover Insurance Group, Inc. (The)	1,336	54,936
Harleysville Group, Inc.	680	39,236
Hartford Financial Services Group, Inc.	7,886	166,237
HCC Insurance Holdings, Inc.	2,243	69,914
Horace Mann Educators Corp.	1,364	24,034
Kemper Corp.	2,204	66,737
Life Partners Holdings, Inc.	863	3,512
Lincoln National Corp.	3,765	99,245
Loews Corp.	2,057	82,013
Marsh & McLennan Cos., Inc.	11,904	390,332
Mercury General Corp.	2,315	101,258
MetLife, Inc.	19,377	723,731
Old Republic International Corp.	14,783	155,961

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

Principal Financial Group, Inc.	6,731	$198,632
ProAssurance Corp.	292	25,728
Progressive Corp. (The)	9,787	226,863
Protective Life Corp.	2,132	63,150
Prudential Financial, Inc.	10,865	688,732
Reinsurance Group of America, Inc.	829	49,301
RLI Corp.(a)	489	35,032
Safety Insurance Group, Inc.	745	31,022
Selective Insurance Group, Inc.	2,205	38,830
StanCorp Financial Group, Inc.	1,112	45,525
State Auto Financial Corp.	1,904	27,818
Symetra Financial Corp.	2,944	33,944
Torchmark Corp.	913	45,513
Tower Group, Inc.	1,359	30,482
Travelers Cos., Inc. (The)	9,290	549,968
United Fire Group, Inc.	843	15,081
Universal Insurance Holdings, Inc.	2,989	11,627
Unum Group	4,499	110,136
W.R. Berkley Corp.	1,047	37,818

Total Insurance		6,465,844
Internet – 0.1%
Earthlink, Inc.	3,922	31,337
Expedia, Inc.(a)	1,069	35,747
IAC/InterActiveCorp	678	33,283
Nutrisystem, Inc.	1,642	18,440
United Online, Inc.	4,426	21,643

Total Internet		140,450
Investment Companies – 0.5%
Apollo Investment Corp.	26,717	191,561
Ares Capital Corp.(a)	15,128	247,343
Arlington Asset Investment Corp. Class A	1,136	25,219
BlackRock Kelso Capital Corp.	7,531	73,954
Fifth Street Finance Corp.(a)	7,798	76,108
Gladstone Capital Corp.	2,667	21,629
Golub Capital BDC, Inc.	1,195	18,248
Kohlberg Capital Corp.	2,599	17,959
Main Street Capital Corp.	1,924	47,388
MCG Capital Corp.	10,733	45,615
MVC Capital, Inc.	743	9,756
NGP Capital Resources Co.	1,523	9,976
PennantPark Investment Corp.	4,153	43,191
Prospect Capital Corp.	11,514	126,424
Solar Capital Ltd.	2,770	61,134
THL Credit, Inc.	1,874	24,100
TICC Capital Corp.	3,586	34,928
Triangle Capital Corp.(a)	2,012	39,737

Total Investment Companies		1,114,270
Iron/Steel – 0.4%
AK Steel Holding Corp.(a)	5,872	44,392
Allegheny Technologies, Inc.	1,593	65,584
Carpenter Technology Corp.	280	14,624
Cliffs Natural Resources, Inc.	2,182	151,125
Commercial Metals Co.	2,919	43,260

Nucor Corp.	9,361	$402,055
Reliance Steel & Aluminum Co.	379	21,406
Steel Dynamics, Inc.	5,378	78,196
United States Steel Corp.(a)	2,038	59,856

Total Iron/Steel		880,498
Leisure Time – 0.1%
Callaway Golf Co.(a)	2,471	16,704
Harley-Davidson, Inc.	2,583	126,774
Polaris Industries, Inc.	864	62,337

Total Leisure Time		205,815
Lodging – 0.3%
Ameristar Casinos, Inc.	892	16,618
Choice Hotels International, Inc.	1,260	47,049
Marriott International, Inc. Class A	3,858	146,025
Starwood Hotels & Resorts Worldwide, Inc.	1,796	101,312
Wyndham Worldwide Corp.	2,274	105,764
Wynn Resorts Ltd.	1,816	226,782

Total Lodging		643,550
Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	10,853	1,156,062
Joy Global, Inc.	815	59,902

Total Machinery-Construction & Mining		1,215,964
Machinery-Diversified – 0.6%
Albany International Corp. Class A	678	15,560
Applied Industrial Technologies, Inc.	1,184	48,698
Briggs & Stratton Corp.	647	11,601
Cognex Corp.	653	27,661
Cummins, Inc.	3,033	364,081
Deere & Co.	7,002	566,462
Flowserve Corp.	558	64,455
Graco, Inc.	1,068	56,668
IDEX Corp.	1,280	53,926
NACCO Industries, Inc. Class A	194	22,576
Nordson Corp.	726	39,574
Rockwell Automation, Inc.	2,479	197,576
Roper Industries, Inc.	404	40,061

Total Machinery-Diversified		1,508,899
Media – 2.3%
Belo Corp. Class A	3,355	24,055
Cablevision Systems Corp. Class A	7,130	104,668
CBS Corp. Class A	1,063	36,376
CBS Corp. Class B	7,325	248,391
Comcast Corp. Class A	30,572	917,466
Comcast Corp. Special Class A	9,393	277,187
Courier Corp.	1,318	15,289
Factset Research Systems, Inc.(a)	471	46,648
Gannett Co., Inc.	4,499	68,970
John Wiley & Sons, Inc. Class A	633	30,125
McGraw-Hill Cos., Inc. (The)	5,494	266,294
Meredith Corp.(a)	1,517	49,242
News Corp. Class A	14,593	287,336
News Corp. Class B	6,682	133,506

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

Scripps Networks Interactive, Inc. Class A	835	$40,656
Sinclair Broadcast Group, Inc. Class A	2,219	24,542
Time Warner Cable, Inc.	7,417	604,486
Time Warner, Inc.	21,509	811,965
Viacom, Inc. Class A	833	43,291
Viacom, Inc. Class B	8,864	420,685
Walt Disney Co. (The)	22,605	989,647
Washington Post Co. (The) Class B(a)	165	61,639
World Wrestling Entertainment, Inc. Class A(a)	2,863	25,395

Total Media		5,527,859
Metal Fabricate/Hardware – 0.1%
Kaydon Corp.	629	16,046
Mueller Industries, Inc.	445	20,225
Timken Co. (The)	1,401	71,087
Worthington Industries, Inc.	1,151	22,076

Total Metal Fabricate/Hardware		129,434
Mining – 1.4%
Alcoa, Inc.	12,917	129,428
AMCOL International Corp.	738	21,764
Compass Minerals International, Inc.	565	40,533
Freeport-McMoRan Copper & Gold, Inc.	19,632	746,801
Globe Specialty Metals, Inc.	1,232	18,320
Gold Resource Corp.	1,282	31,165
Hecla Mining Co.(a)	3,692	17,057
Kaiser Aluminum Corp.(a)	183	8,649
Newmont Mining Corp.	8,068	413,646
Royal Gold, Inc.	213	13,892
Southern Copper Corp.	61,880	1,962,215
Titanium Metals Corp.	2,614	35,446
Vulcan Materials Co.	263	11,238

Total Mining		3,450,154
Miscellaneous Manufacturing – 3.9%
3M Co.	15,383	1,372,317
A.O. Smith Corp.	294	13,215
Aptargroup, Inc.	818	44,802
Barnes Group, Inc.	1,183	31,125
Carlisle Cos., Inc.	1,106	55,212
CLARCOR, Inc.	641	31,467
Crane Co.	1,110	53,835
Danaher Corp.	1,110	62,160
Donaldson Co., Inc.	1,066	38,088
Dover Corp.	3,172	199,646
Eaton Corp.	8,228	410,001
General Electric Co.	287,546	5,771,048
Harsco Corp.	2,762	64,797
Hillenbrand, Inc.	2,133	48,952
Illinois Tool Works, Inc.	11,768	672,188
ITT Corp.	1,477	33,882
Koppers Holdings, Inc.	649	25,025
Leggett & Platt, Inc.(a)	5,686	130,835
NL Industries, Inc.	2,722	40,558
Pall Corp.	1,119	66,726
Parker Hannifin Corp.	2,267	191,675

Pentair, Inc.	1,868	$88,936
SPX Corp.	749	58,070
Textron, Inc.	1,477	41,105
Trinity Industries, Inc.	1,259	41,484

Total Miscellaneous Manufacturing		9,587,149
Office Furnishings – 0.0%
HNI Corp.	1,179	32,717
Knoll, Inc.	1,371	22,813
Steelcase, Inc. Class A	3,013	28,925

Total Office Furnishings		84,455
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	12,280	215,882
Xerox Corp.	22,943	185,380

Total Office/Business Equipment		401,262
Oil & Gas – 8.2%
Anadarko Petroleum Corp.	2,035	159,422
Apache Corp.	2,202	221,169
Berry Petroleum Co. Class A	480	22,622
Chesapeake Energy Corp.	7,704	178,502
Chevron Corp.	49,322	5,289,291
Cimarex Energy Co.	348	26,264
ConocoPhillips	39,509	3,003,079
Devon Energy Corp.	3,322	236,261
Diamond Offshore Drilling, Inc.(a)	763	50,930
Energen Corp.	366	17,989
EOG Resources, Inc.	1,508	167,539
EQT Corp.	1,928	92,949
EXCO Resources, Inc.(a)	2,668	17,689
Exxon Mobil Corp.	87,284	7,570,141
Helmerich & Payne, Inc.	350	18,883
Hess Corp.	1,931	113,832
HollyFrontier Corp.	2,351	75,585
Marathon Oil Corp.	11,395	361,221
Marathon Petroleum Corp.	8,238	357,200
Murphy Oil Corp.	3,102	174,550
Noble Energy, Inc.	1,457	142,465
Occidental Petroleum Corp.	12,928	1,231,133
Patterson-UTI Energy, Inc.	1,813	31,347
Pioneer Natural Resources Co.	2	223
Range Resources Corp.	348	20,233
Sunoco, Inc.	1,316	50,205
Valero Energy Corp.	12,043	310,348

Total Oil & Gas		19,941,072
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	4,329	181,558
CARBO Ceramics, Inc.(a)	132	13,920
Halliburton Co.	8,344	276,937
National Oilwell Varco, Inc.	2,513	199,708
Oceaneering International, Inc.	1,028	55,399
RPC, Inc.(a)	4,013	42,578
Targa Resources Corp.	1,102	50,086

Total Oil & Gas Services		820,186

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

Packaging & Containers – 0.2%
Ball Corp.	1,180	$50,598
Bemis Co., Inc.	2,298	74,203
Greif, Inc. Class A	849	47,476
Greif, Inc. Class B	984	55,862
Packaging Corp. of America	2,475	73,235
Rock-Tenn Co. Class A	740	49,994
Sealed Air Corp.	4,465	86,219
Silgan Holdings, Inc.	714	31,559
Sonoco Products Co.	2,861	94,985

Total Packaging & Containers		564,131
Pharmaceuticals – 8.7%
Abbott Laboratories	42,323	2,593,977
Allergan, Inc.	579	55,254
AmerisourceBergen Corp.	2,908	115,389
Bristol-Myers Squibb Co.	51,033	1,722,364
Cardinal Health, Inc.	5,724	246,762
Eli Lilly & Co.	43,619	1,756,537
Johnson & Johnson	75,621	4,987,961
McKesson Corp.	2,005	175,979
Mead Johnson Nutrition Co.	2,229	183,848
Medicis Pharmaceutical Corp. Class A	573	21,539
Merck & Co., Inc.	109,529	4,205,914
Perrigo Co.	263	27,170
Pfizer, Inc.	225,122	5,101,264

Total Pharmaceuticals		21,193,958
Pipelines – 0.8%
Crosstex Energy, Inc.	1,512	21,380
El Paso Corp.	1,116	32,978
Kinder Morgan, Inc.(a)	20,904	807,939
ONEOK, Inc.	2,214	180,795
Spectra Energy Corp.	18,893	596,074
Williams Cos., Inc. (The)	14,328	441,446

Total Pipelines		2,080,612
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.	3,449	38,215
Real Estate – 0.0%
Sovran Self Storage, Inc.	1,140	56,806
Real Estate Investment Trusts (REITs) – 5.4%
Acadia Realty Trust	1,823	41,090
Agree Realty Corp.	773	17,454
Alexander’s, Inc.	147	57,900
Alexandria Real Estate Equities, Inc.	1,353	98,945
American Assets Trust, Inc.	1,432	32,650
American Campus Communities, Inc.	1,937	86,623
Apartment Investment & Management Co. Class A	1,930	50,971
Ashford Hospitality Trust, Inc.	3,159	28,463
Associated Estates Realty Corp.	1,281	20,932
AvalonBay Communities, Inc.	2,120	299,662
BioMed Realty Trust, Inc.	5,380	102,112
Boston Properties, Inc.	2,482	260,585
Brandywine Realty Trust	7,898	90,669

BRE Properties, Inc.	1,832	$92,608
Camden Property Trust	1,906	125,320
Campus Crest Communities, Inc.	1,936	22,574
CapLease, Inc.	2,187	8,814
CBL & Associates Properties, Inc.	6,437	121,788
Cedar Realty Trust, Inc.	2,289	11,720
Chesapeake Lodging Trust	723	12,992
Cogdell Spencer, Inc.	5,410	22,938
Colonial Properties Trust	1,627	35,355
CommonWealth REIT	7,887	146,856
Corporate Office Properties Trust	4,386	101,799
Cousins Properties, Inc.	2,416	18,313
CubeSmart	2,982	35,486
DCT Industrial Trust, Inc.	11,544	68,110
DDR Corp.	5,667	82,738
DiamondRock Hospitality Co.	4,783	49,217
Digital Realty Trust, Inc.(a)	3,378	249,871
Douglas Emmett, Inc.	2,766	63,092
Duke Realty Corp.	12,645	181,329
DuPont Fabros Technology, Inc.	890	21,761
EastGroup Properties, Inc.	863	43,340
Education Realty Trust, Inc.	2,757	29,886
Entertainment Properties Trust	2,477	114,883
Equity Lifestyle Properties, Inc.	656	45,749
Equity One, Inc.	4,213	85,187
Equity Residential	5,643	353,365
Essex Property Trust, Inc.	827	125,299
Excel Trust, Inc.	1,615	19,509
Extra Space Storage, Inc.	1,396	40,191
Federal Realty Investment Trust	1,514	146,540
First Potomac Realty Trust	2,375	28,714
Franklin Street Properties Corp.	3,078	32,627
General Growth Properties, Inc.	18,700	317,713
Gladstone Commercial Corp.	1,140	19,619
Glimcher Realty Trust	4,829	49,352
Government Properties Income Trust	2,955	71,245
HCP, Inc.	15,122	596,714
Health Care REIT, Inc.	8,107	445,561
Healthcare Realty Trust, Inc.	4,358	95,876
Hersha Hospitality Trust	6,150	33,579
Highwoods Properties, Inc.	3,067	102,192
Home Properties, Inc.	1,735	105,852
Hospitality Properties Trust	7,479	197,969
Host Hotels & Resorts, Inc.	5,779	94,891
Hudson Pacific Properties, Inc.	1,304	19,730
Inland Real Estate Corp.	5,680	50,382
Investors Real Estate Trust	4,827	37,120
Kilroy Realty Corp.	1,835	85,529
Kimco Realty Corp.	15,535	299,204
Kite Realty Group Trust	3,861	20,347
LaSalle Hotel Properties	837	23,553
Lexington Realty Trust	7,685	69,088
Liberty Property Trust	5,585	199,496
LTC Properties, Inc.	1,200	38,400

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

Macerich Co. (The)	4,615	$266,516
Mack-Cali Realty Corp.	4,748	136,837
Medical Properties Trust, Inc.	6,335	58,789
Mid-America Apartment Communities, Inc.	1,176	78,827
Mission West Properties, Inc.	2,174	21,436
Monmouth Real Estate Investment Corp. Class A	2,695	26,249
National Health Investors, Inc.	1,463	71,365
National Retail Properties, Inc.	4,518	122,844
Omega Healthcare Investors, Inc.	6,824	145,078
One Liberty Properties, Inc.	738	13,505
Parkway Properties, Inc.	1,293	13,551
Pebblebrook Hotel Trust	1,243	28,067
Pennsylvania Real Estate Investment Trust	2,693	41,122
Piedmont Office Realty Trust, Inc. Class A	10,042	178,246
Plum Creek Timber Co., Inc.	6,219	258,462
Post Properties, Inc.	926	43,392
Potlatch Corp.(a)	1,914	59,985
ProLogis, Inc.	14,469	521,173
PS Business Parks, Inc.	466	30,542
Public Storage	3,960	547,153
Ramco-Gershenson Properties Trust	1,375	16,803
Rayonier, Inc.	3,751	165,382
Realty Income Corp.	5,117	198,181
Regency Centers Corp.	3,527	156,881
Retail Opportunity Investments Corp.	1,727	20,793
RLJ Lodging Trust	3,064	57,082
Sabra Health Care REIT, Inc.	3,571	58,707
Saul Centers, Inc.	709	28,615
Senior Housing Properties Trust	8,736	192,629
Simon Property Group, Inc.	6,611	963,090
SL Green Realty Corp.	432	33,502
STAG Industrial, Inc.	1,524	21,275
Sun Communities, Inc.	1,011	43,807
Tanger Factory Outlet Centers	2,016	59,936
Taubman Centers, Inc.	1,348	98,337
UDR, Inc.	5,834	155,826
Universal Health Realty Income Trust	386	15,297
Urstadt Biddle Properties, Inc. Class A	641	12,653
Ventas, Inc.	7,809	445,894
Vornado Realty Trust	5,383	453,249
Washington Real Estate Investment Trust	3,011	89,427
Weingarten Realty Investors	4,944	130,670
Weyerhaeuser Co.	13,978	306,398
Winthrop Realty Trust	2,254	26,124

Total Real Estate Investment Trusts (REITs)		13,113,136
Retail – 6.3%
Abercrombie & Fitch Co. Class A	1,157	57,399
Advance Auto Parts, Inc.	219	19,397
American Eagle Outfitters, Inc.	4,063	69,843
Best Buy Co., Inc.	7,377	174,687
Bob Evans Farms, Inc.	825	31,119
Brinker International, Inc.	1,788	49,259
Buckle, Inc. (The)	1,065	51,013
Casey’s General Stores, Inc.	270	14,974

Cato Corp. (The) Class A	1,205	$33,306
CEC Entertainment, Inc.	525	19,903
Chico’s FAS, Inc.	1,627	24,568
Costco Wholesale Corp.	3,868	351,214
Cracker Barrel Old Country Store, Inc.	495	27,621
CVS Caremark Corp.	13,242	593,242
Darden Restaurants, Inc.	3,929	201,008
Dick’s Sporting Goods, Inc.	997	47,936
DSW, Inc. Class A	429	23,496
Family Dollar Stores, Inc.	1,161	73,468
Foot Locker, Inc.	3,434	106,626
Gap, Inc. (The)	9,658	252,460
Guess?, Inc.	2,030	63,437
Home Depot, Inc. (The)	35,018	1,761,756
Hot Topic, Inc.	1,915	19,437
HSN, Inc.	638	24,263
J.C. Penney Co., Inc.	4,092	144,980
Kohl’s Corp.	3,857	192,966
Lowe’s Cos., Inc.	21,804	684,210
Ltd. Brands, Inc.	4,788	229,824
Macy’s, Inc.	4,241	168,495
McDonald’s Corp.	22,778	2,234,522
Men’s Wearhouse, Inc. (The)	826	32,024
MSC Industrial Direct Co. Class A	640	53,299
Nordstrom, Inc.	3,184	177,412
Penske Automotive Group, Inc.	1,451	35,738
PetSmart, Inc.	1,020	58,364
PF Chang’s China Bistro, Inc.	670	26,478
RadioShack Corp.(a)	4,159	25,869
Regis Corp.	942	17,361
Ross Stores, Inc.	1,806	104,929
Staples, Inc.	14,485	234,367
Starbucks Corp.	9,018	504,016
Target Corp.	11,554	673,252
Texas Roadhouse, Inc.	1,496	24,893
Tiffany & Co.	1,669	115,378
TJX Cos., Inc.	7,267	288,573
Tractor Supply Co.	337	30,519
Walgreen Co.	17,800	596,122
Wal-Mart Stores, Inc.	66,684	4,081,061
Wendy’s Co. (The)	5,409	27,099
Williams-Sonoma, Inc.	1,468	55,021
Yum! Brands, Inc.	7,050	501,819

Total Retail		15,410,023
Savings & Loans – 0.5%
Astoria Financial Corp.	4,140	40,820
BankUnited, Inc.	1,805	45,125
Berkshire Hills Bancorp, Inc.	756	17,328
Brookline Bancorp, Inc.	2,488	23,313
Capitol Federal Financial, Inc.	4,133	49,017
Dime Community Bancshares, Inc.	1,736	25,363
First Niagara Financial Group, Inc.	16,403	161,406
Flushing Financial Corp.	1,357	18,265
Hudson City Bancorp, Inc.	20,433	149,365

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

New York Community Bancorp, Inc.(a)	27,403	$381,176
Northwest Bancshares, Inc.	3,569	45,326
OceanFirst Financial Corp.	1,854	26,401
Oritani Financial Corp.	2,482	36,436
People’s United Financial, Inc.	13,971	184,976
Provident Financial Services, Inc.	2,193	31,864
Roma Financial Corp.	1,840	18,014
Washington Federal, Inc.	1,631	27,433

Total Savings & Loans		1,281,628
Semiconductors – 3.3%
Altera Corp.	2,089	83,184
Analog Devices, Inc.	6,680	269,872
Applied Materials, Inc.	30,736	382,356
Brooks Automation, Inc.	4,059	50,047
Intel Corp.	140,406	3,946,813
Intersil Corp. Class A	4,105	45,976
KLA-Tencor Corp.	3,796	206,578
Linear Technology Corp.	5,499	185,316
Maxim Integrated Products, Inc.	7,879	225,261
Microchip Technology, Inc.(a)	5,689	211,631
MKS Instruments, Inc.	1,060	31,302
QUALCOMM, Inc.	21,338	1,451,411
Texas Instruments, Inc.	20,628	693,307
Xilinx, Inc.	4,887	178,033

Total Semiconductors		7,961,087
Software – 3.3%
Activision Blizzard, Inc.	12,680	162,558
American Software, Inc. Class A	2,675	22,952
Blackbaud, Inc.	1,187	39,444
Broadridge Financial Solutions, Inc.	2,869	68,598
CA, Inc.	3,129	86,235
Computer Programs & Systems, Inc.	535	30,238
Dun & Bradstreet Corp. (The)	628	53,210
Fidelity National Information Services, Inc.	2,108	69,817
Intuit, Inc.	2,408	144,793
ManTech International Corp. Class A	617	21,262
Microsoft Corp.	198,384	6,397,884
Oracle Corp.	30,596	892,179
Quality Systems, Inc.	706	30,873
Solera Holdings, Inc.	481	22,073

Total Software		8,042,116
Telecommunications – 7.1%
ADTRAN, Inc.	828	25,825
Alaska Communications Systems Group, Inc.	7,515	23,146
AT&T, Inc.	269,676	8,421,982
Atlantic Tele-Network, Inc.	401	14,580
CenturyLink, Inc.	37,562	1,451,771
Cisco Systems, Inc.	52,382	1,107,879
Comtech Telecommunications Corp.	647	21,079
Consolidated Communications Holdings, Inc.	2,644	51,902
Corning, Inc.	28,114	395,845
Frontier Communications Corp.(a)	112,136	467,607
Harris Corp.	2,835	127,802

IDT Corp. Class B	1,995	$18,633
InterDigital, Inc.	458	15,966
Motorola Solutions, Inc.	4,335	220,348
NTELOS Holdings Corp.	1,461	30,243
Telephone & Data Systems, Inc.	2,370	54,866
Tellabs, Inc.	7,067	28,621
USA Mobility, Inc.	1,516	21,118
Verizon Communications, Inc.	113,055	4,322,093
Virgin Media, Inc.	1,921	47,987
Windstream Corp.	34,245	401,009

Total Telecommunications		17,270,302
Textiles – 0.0%
Cintas Corp.	1,961	76,714
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	3,392	124,554
Mattel, Inc.	8,647	291,058

Total Toys/Games/Hobbies		415,612
Transportation – 1.6%
Alexander & Baldwin, Inc.	1,447	70,107
Bristow Group, Inc.	470	22,433
C.H. Robinson Worldwide, Inc.	2,215	145,060
Con-way, Inc.	666	21,718
CSX Corp.	18,949	407,782
Expeditors International of Washington, Inc.	1,956	90,974
FedEx Corp.	1,548	142,354
International Shipholding Corp.	1,032	23,829
JB Hunt Transport Services, Inc.	1,109	60,296
Knight Transportation, Inc.	569	10,049
Norfolk Southern Corp.	6,345	417,691
Ryder System, Inc.	1,174	61,987
Tidewater, Inc.	563	30,413
Union Pacific Corp.	8,772	942,815
United Parcel Service, Inc. Class B	16,673	1,345,845
Werner Enterprises, Inc.	696	17,303

Total Transportation		3,810,656
Trucking & Leasing – 0.1%
GATX Corp.	1,298	52,310
TAL International Group, Inc.	2,172	79,734

Total Trucking & Leasing		132,044
Water – 0.1%
American States Water Co.	667	24,105
American Water Works Co., Inc.	4,127	140,442
Aqua America, Inc.	3,041	67,784
California Water Service Group	900	16,389
Connecticut Water Service, Inc.	880	24,895
Middlesex Water Co.	1,395	26,351
SJW Corp.	738	17,801

Total Water		317,767
TOTAL COMMON STOCKS (Cost: $200,315,275)		242,972,688

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund (DTD)

March 31, 2012

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.2%
WisdomTree Total Earnings Fund(a)(b)
(Cost: $276,649)	7,470	$378,355
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
MONEY MARKET FUND – 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $4,511,836)(d)	4,511,836	4,511,836
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $205,103,760)		247,862,879
Liabilities in Excess of Other Assets – (1.6)%		(3,877,522)

NET ASSETS – 100.0%		$243,985,357
(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company. (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $4,389,977 and the total market value of the collateral held by the Fund was $4,511,836.

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Equity Income Fund (DHS)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 102.8%
COMMON STOCKS – 99.6%
Advertising – 0.0%
Harte-Hanks, Inc.	6,110	$55,296
Aerospace/Defense – 1.9%
Lockheed Martin Corp.	50,504	4,538,289
Northrop Grumman Corp.	28,246	1,725,266
Raytheon Co.	39,211	2,069,557

Total Aerospace/Defense		8,333,112
Agriculture – 8.6%
Altria Group, Inc.	348,705	10,764,523
Lorillard, Inc.	19,393	2,511,006
Philip Morris International, Inc.	212,576	18,836,359
Reynolds American, Inc.	96,419	3,995,603
Universal Corp.	3,262	152,009
Vector Group Ltd.(a)	21,359	378,482

Total Agriculture		36,637,982
Auto Parts & Equipment – 0.0%
Douglas Dynamics, Inc.	3,597	49,459
Superior Industries International, Inc.	3,298	64,443

Total Auto Parts & Equipment		113,902
Banks – 1.2%
Arrow Financial Corp.(a)	1,455	35,502
Bank of Hawaii Corp.(a)	5,891	284,830
Camden National Corp.	736	25,870
Chemical Financial Corp.	3,645	85,439
Citizens & Northern Corp.	1,271	25,420
City Holding Co.(a)	2,112	73,329
Community Bank System, Inc.	4,361	125,510
Community Trust Bancorp, Inc.	1,924	61,703
Cullen/Frost Bankers, Inc.	6,546	380,912
CVB Financial Corp.	11,592	136,090
FNB Corp.(a)	16,833	203,343
First Financial Bancorp	11,646	201,476
First of Long Island Corp. (The)	720	19,080
FirstMerit Corp.	14,533	245,026
Glacier Bancorp, Inc.	9,775	146,038
Great Southern Bancorp, Inc.	968	23,232
Hudson Valley Holding Corp.	2,121	34,212
M&T Bank Corp.	14,575	1,266,276
NBT Bancorp, Inc.	4,169	92,051
PacWest Bancorp	4,169	101,307
Park National Corp.(a)	2,855	197,480
Renasant Corp.(a)	3,448	56,133
S&T Bancorp, Inc.	2,587	56,112
S.Y. Bancorp, Inc.	1,398	32,434
Southside Bancshares, Inc.	1,313	29,017
Sterling Bancorp	3,959	37,967
Tompkins Financial Corp.(a)	1,159	46,430
TrustCo Bank Corp.(a)	13,841	79,032
Trustmark Corp.	7,924	197,941
United Bankshares, Inc.(a)	6,700	193,362

Univest Corp. of Pennsylvania	2,513	$42,168
Valley National Bancorp(a)	30,167	390,663
Washington Trust Bancorp, Inc.	1,884	45,480
WesBanco, Inc.	3,153	63,501

Total Banks		5,034,366
Beverages – 0.2%
Dr. Pepper Snapple Group, Inc.	21,705	872,758
Biotechnology – 0.1%
PDL BioPharma, Inc.	40,419	256,661
Chemicals – 2.7%
A. Schulman, Inc.	2,804	75,764
Dow Chemical Co. (The)	138,257	4,789,223
E.I. du Pont de Nemours & Co.	104,337	5,519,427
Huntsman Corp.	28,945	405,519
Olin Corp.	10,044	218,457
RPM International, Inc.	14,931	391,043

Total Chemicals		11,399,433
Commercial Services – 0.9%
CDI Corp.	2,137	38,316
Deluxe Corp.	7,239	169,537
Electro Rent Corp.	3,260	60,017
H&R Block, Inc.	36,189	596,033
Healthcare Services Group, Inc.	8,056	171,351
Iron Mountain, Inc.	19,009	547,459
Landauer, Inc.	1,219	64,631
McGrath Rentcorp	2,329	74,784
Paychex, Inc.	46,913	1,453,834
Quad Graphics, Inc.(a)	5,404	75,116
R.R. Donnelley & Sons Co.(a)	41,512	514,334
Strayer Education, Inc.(a)	1,558	146,888

Total Commercial Services		3,912,300
Computers – 0.2%
Computer Sciences Corp.	14,381	430,567
Diebold, Inc.	7,271	280,079

Total Computers		710,646
Cosmetics/Personal Care – 4.5%
Avon Products, Inc.	69,715	1,349,682
Procter & Gamble Co. (The)	266,657	17,922,017

Total Cosmetics/Personal Care		19,271,699
Distribution/Wholesale – 0.1%
Watsco, Inc.	3,357	248,552
Diversified Financial Services – 0.5%
Artio Global Investors, Inc.(a)	7,834	37,368
BGC Partners, Inc. Class A	32,671	241,439
Federated Investors, Inc. Class B(a)	19,737	442,306
GFI Group, Inc.	16,490	62,002
Greenhill & Co., Inc.	4,003	174,691
NYSE Euronext	34,921	1,047,979
Walter Investment Management Corp.	7,436	167,682
Westwood Holdings Group, Inc.	790	30,597

Total Diversified Financial Services		2,204,064

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2012

Investments	Shares	Value

Electric – 12.1%
ALLETE, Inc.	5,147	$213,549
Alliant Energy Corp.	13,566	587,679
Ameren Corp.	36,518	1,189,756
American Electric Power Co., Inc.	69,872	2,695,662
Avista Corp.	8,040	205,663
Black Hills Corp.	5,527	185,320
CH Energy Group, Inc.	2,091	139,532
Cleco Corp.	6,306	250,033
CMS Energy Corp.	30,986	681,692
Consolidated Edison, Inc.	35,774	2,089,917
Dominion Resources, Inc.	66,682	3,414,785
DTE Energy Co.	22,993	1,265,305
Duke Energy Corp.	190,445	4,001,249
Edison International	32,156	1,366,952
Entergy Corp.	24,636	1,655,539
Exelon Corp.	96,585	3,787,098
FirstEnergy Corp.	61,932	2,823,480
Great Plains Energy, Inc.	17,294	350,549
Hawaiian Electric Industries, Inc.	13,908	352,568
Integrys Energy Group, Inc.	12,794	677,954
MGE Energy, Inc.	2,464	109,377
NextEra Energy, Inc.	48,269	2,948,271
NorthWestern Corp.	5,148	182,548
NSTAR	11,725	570,187
NV Energy, Inc.	24,176	389,717
Otter Tail Corp.	6,094	132,240
Pepco Holdings, Inc.	37,859	715,157
PG&E Corp.	56,415	2,448,975
Pinnacle West Capital Corp.	15,170	726,643
Portland General Electric Co.	10,525	262,915
PPL Corp.	83,727	2,366,125
Progress Energy, Inc.	40,208	2,135,447
Public Service Enterprise Group, Inc.	66,156	2,025,035
SCANA Corp.(a)	17,657	805,336
Southern Co. (The)	109,848	4,935,471
TECO Energy, Inc.	30,653	537,960
UIL Holdings Corp.(a)	8,245	286,596
Unisource Energy Corp.	5,041	184,349
Unitil Corp.	2,132	57,202
Westar Energy, Inc.	16,338	456,320
Xcel Energy, Inc.	58,364	1,544,895

Total Electric		51,755,048
Electrical Components & Equipment – 0.1%
Molex, Inc. Class A	10,023	235,039
Entertainment – 0.2%
Cinemark Holdings, Inc.	16,696	366,477
National CineMedia, Inc.	11,884	181,825
Regal Entertainment Group Class A(a)	25,193	342,625

Total Entertainment		890,927
Environmental Control – 0.5%
U.S. Ecology, Inc.	2,660	57,828
Waste Management, Inc.	58,998	2,062,570

Total Environmental Control		2,120,398

Food – 2.0%
B&G Foods, Inc.	5,915	$133,147
Campbell Soup Co.	34,100	1,154,285
ConAgra Foods, Inc.	47,451	1,246,063
H.J. Heinz Co.	34,634	1,854,651
Kellogg Co.	37,540	2,013,270
SUPERVALU, Inc.(a)	31,050	177,295
Sysco Corp.	64,843	1,936,212

Total Food		8,514,923
Forest Products & Paper – 0.5%
International Paper Co.	50,160	1,760,616
MeadWestvaco Corp.	18,441	582,551

Total Forest Products & Paper		2,343,167
Gas – 1.4%
AGL Resources, Inc.	10,913	428,008
Atmos Energy Corp.	11,678	367,390
CenterPoint Energy, Inc.	54,081	1,066,477
Laclede Group, Inc. (The)	3,283	128,103
NiSource, Inc.	35,951	875,407
Northwest Natural Gas Co.	3,229	146,597
Piedmont Natural Gas Co., Inc.	8,057	250,331
Questar Corp.	18,105	348,702
Sempra Energy	25,932	1,554,883
UGI Corp.	12,933	352,424
Vectren Corp.	12,131	352,527
WGL Holdings, Inc.	6,322	257,305

Total Gas		6,128,154
Healthcare-Products – 0.0%
Meridian Bioscience, Inc.	4,996	96,822
Healthcare-Services – 0.1%
Lincare Holdings, Inc.	8,625	223,215
Home Builders – 0.1%
KB Home(a)	8,049	71,636
MDC Holdings, Inc.(a)	8,536	220,144

Total Home Builders		291,780
Home Furnishings – 0.2%
Whirlpool Corp.	9,798	753,074
Household Products/Wares – 1.2%
American Greetings Corp. Class A	3,968	60,869
Avery Dennison Corp.	11,310	340,770
Clorox Co. (The)	14,509	997,494
Ennis, Inc.	3,413	53,994
Kimberly-Clark Corp.	46,878	3,463,815

Total Household Products/Wares		4,916,942
Insurance – 0.8%
American National Insurance Co.	3,482	252,515
Arthur J. Gallagher & Co.	13,763	491,890
Baldwin & Lyons, Inc. Class B	1,535	34,353
Cincinnati Financial Corp.	26,106	900,918
Donegal Group, Inc. Class A	1,933	26,424
EMC Insurance Group, Inc.	1,506	30,256

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2012

Investments	Shares	Value

Hanover Insurance Group, Inc. (The)	4,571	$187,960
Horace Mann Educators Corp.	3,867	68,137
Kansas City Life Insurance Co.	952	30,654
Kemper Corp.	6,461	195,639
Mercury General Corp.	9,008	394,010
Old Republic International Corp.	57,404	605,612
Safety Insurance Group, Inc.	2,133	88,818
State Auto Financial Corp.	5,745	83,934
Tower Group, Inc.	4,321	96,920

Total Insurance		3,488,040
Internet – 0.0%
Nutrisystem, Inc.(a)	4,537	50,951
United Online, Inc.	20,535	100,416

Total Internet		151,367
Investment Companies – 0.9%
Apollo Investment Corp.	105,485	756,327
Ares Capital Corp.	58,811	961,560
BlackRock Kelso Capital Corp.	26,493	260,161
Fifth Street Finance Corp.	28,721	280,317
Golub Capital BDC, Inc.	5,273	80,519
Main Street Capital Corp.	6,429	158,346
MCG Capital Corp.	37,685	160,161
Medallion Financial Corp.	3,331	37,174
MVC Capital, Inc.	3,413	44,813
PennantPark Investment Corp.	14,837	154,305
Prospect Capital Corp.	43,228	474,643
Solar Capital Ltd.	12,009	265,039
THL Credit, Inc.	5,748	73,919
TICC Capital Corp.	11,281	109,877
Triangle Capital Corp.(a)	6,873	135,742

Total Investment Companies		3,952,903
Iron/Steel – 0.4%
Commercial Metals Co.	11,576	171,556
Nucor Corp.	35,058	1,505,741

Total Iron/Steel		1,677,297
Media – 0.2%
Belo Corp. Class A	9,738	69,822
Cablevision Systems Corp. Class A	27,908	409,689
Meredith Corp.(a)	5,310	172,363
Sinclair Broadcast Group, Inc. Class A	6,985	77,254
World Wrestling Entertainment, Inc. Class A(a)	4,583	40,651

Total Media		769,779
Metal Fabricate/Hardware – 0.0%
Ampco-Pittsburgh Corp.	1,097	22,083
Mining – 1.8%
Southern Copper Corp.	243,408	7,718,468
Miscellaneous Manufacturing – 5.6%
General Electric Co.	1,134,311	22,765,622
Harsco Corp.	9,878	231,738
Hillenbrand, Inc.	6,894	158,217
Leggett & Platt, Inc.(a)	21,567	496,257

NL Industries, Inc.	6,326	$94,257

Total Miscellaneous Manufacturing		23,746,091
Office Furnishings – 0.0%
HNI Corp.	5,110	141,803
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	47,729	839,076
Oil & Gas – 2.7%
ConocoPhillips	152,188	11,567,810
Penn Virginia Corp.	6,126	27,873

Total Oil & Gas		11,595,683
Oil & Gas Services – 0.0%
Targa Resources Corp.	3,979	180,846
Packaging & Containers – 0.2%
Bemis Co., Inc.	9,906	319,865
Greif, Inc. Class B(a)	3,790	215,158
Sonoco Products Co.	10,738	356,502

Total Packaging & Containers		891,525
Pharmaceuticals – 18.5%
Abbott Laboratories	163,860	10,042,979
Bristol-Myers Squibb Co.	197,129	6,653,104
Eli Lilly & Co.	168,514	6,786,059
Johnson & Johnson	293,129	19,334,789
Merck & Co., Inc.	428,320	16,447,488
Pfizer, Inc.	876,873	19,869,942

Total Pharmaceuticals		79,134,361
Pipelines – 1.3%
Crosstex Energy, Inc.	4,402	62,244
Kinder Morgan, Inc.(a)	86,600	3,347,090
Spectra Energy Corp.	74,906	2,363,285

Total Pipelines		5,772,619
Private Equity – 0.0%
Hercules Technology Growth Capital, Inc.	12,160	134,733
Real Estate – 0.0%
Sovran Self Storage, Inc.	4,034	201,014
Real Estate Investment Trusts (REITs) – 8.2%
Acadia Realty Trust	5,752	129,650
Agree Realty Corp.	2,134	48,186
American Assets Trust, Inc.	4,776	108,893
American Campus Communities, Inc.	7,360	329,139
Ashford Hospitality Trust, Inc.	10,134	91,307
Associated Estates Realty Corp.	5,556	90,785
BioMed Realty Trust, Inc.	20,895	396,587
Brandywine Realty Trust	28,433	326,411
Camden Property Trust	7,386	485,630
Campus Crest Communities, Inc.	5,708	66,555
CapLease, Inc.	12,246	49,351
CBL & Associates Properties, Inc.	24,820	469,594
Cedar Realty Trust, Inc.	17,633	90,281
Chesapeake Lodging Trust	4,977	89,437
CommonWealth REIT	30,075	559,997

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2012

Investments	Shares	Value

Corporate Office Properties Trust	16,436	$381,480
DCT Industrial Trust, Inc.	44,218	260,886
DiamondRock Hospitality Co.	17,328	178,305
Digital Realty Trust, Inc.(a)	13,250	980,103
Duke Realty Corp.	45,539	653,029
EastGroup Properties, Inc.	4,006	201,181
Entertainment Properties Trust	9,159	424,794
Equity One, Inc.	18,810	380,338
Excel Trust, Inc.	4,737	57,223
First Potomac Realty Trust	9,890	119,570
Franklin Street Properties Corp.	18,111	191,977
Glimcher Realty Trust	14,869	151,961
Government Properties Income Trust	10,685	257,615
HCP, Inc.	60,430	2,384,568
Health Care REIT, Inc.	32,224	1,771,031
Healthcare Realty Trust, Inc.	15,845	348,590
Hersha Hospitality Trust	26,518	144,788
Highwoods Properties, Inc.	12,796	426,363
Home Properties, Inc.	6,508	397,053
Hospitality Properties Trust	30,880	817,394
Hudson Pacific Properties, Inc.	3,656	55,315
Inland Real Estate Corp.	20,624	182,935
Investors Real Estate Trust	18,018	138,558
Kilroy Realty Corp.	6,787	316,342
Kimco Realty Corp.	58,990	1,136,147
Kite Realty Group Trust	12,138	63,967
Lexington Realty Trust	31,548	283,617
Liberty Property Trust	22,306	796,770
LTC Properties, Inc.	5,178	165,696
Macerich Co. (The)	17,781	1,026,853
Mack-Cali Realty Corp.	18,404	530,403
Medical Properties Trust, Inc.	28,521	264,675
Mid-America Apartment Communities, Inc.	4,820	323,085
Monmouth Real Estate Investment Corp. Class A	7,239	70,508
National Health Investors, Inc.	4,613	225,022
National Retail Properties, Inc.(a)	18,695	508,317
Omega Healthcare Investors, Inc.	26,419	561,668
One Liberty Properties, Inc.	3,269	59,823
Pennsylvania Real Estate Investment Trust	10,255	156,594
Piedmont Office Realty Trust, Inc. Class A	39,452	700,273
Plum Creek Timber Co., Inc.	23,034	957,293
Potlatch Corp.	8,131	254,826
ProLogis, Inc.	56,718	2,042,982
PS Business Parks, Inc.	2,331	152,774
Ramco-Gershenson Properties Trust	8,112	99,129
Rayonier, Inc.	14,462	637,630
Realty Income Corp.	20,346	788,001
Regency Centers Corp.	13,905	618,494
Retail Opportunity Investments Corp.	5,132	61,789
RLJ Lodging Trust	11,349	211,432
Sabra Health Care REIT, Inc.	12,707	208,903
Saul Centers, Inc.	2,441	98,519
Senior Housing Properties Trust	34,068	751,199
Summit Hotel Properties, Inc.	3,857	29,236

Sun Communities, Inc.	4,797	$207,854
UDR, Inc.	21,989	587,326
Universal Health Realty Income Trust	2,488	98,599
Urstadt Biddle Properties, Inc. Class A	3,856	76,117
Ventas, Inc.	30,017	1,713,971
Vornado Realty Trust(a)	20,768	1,748,666
Washington Real Estate Investment Trust	12,857	381,853
Weingarten Realty Investors	19,127	505,527
Weyerhaeuser Co.	58,487	1,282,035
Winthrop Realty Trust	6,741	78,128

Total Real Estate Investment Trusts (REITs)		35,018,903
Retail – 0.3%
Big 5 Sporting Goods Corp.	2,047	16,048
Brown Shoe Co., Inc.	3,998	36,902
Cato Corp. (The) Class A	3,048	84,247
Darden Restaurants, Inc.	15,722	804,338
Einstein Noah Restaurant Group, Inc.	1,683	25,110
Hot Topic, Inc.	4,988	50,628
PF Chang’s China Bistro, Inc.	2,110	83,387
RadioShack Corp.(a)	14,300	88,946

Total Retail		1,189,606
Savings & Loans – 1.0%
Astoria Financial Corp.	18,499	182,400
Berkshire Hills Bancorp, Inc.	2,061	47,238
Brookline Bancorp, Inc.	7,601	71,221
Dime Community Bancshares, Inc.	5,008	73,167
First Niagara Financial Group, Inc.	64,755	637,189
Flushing Financial Corp.	3,447	46,397
Hudson City Bancorp, Inc.	86,294	630,809
New York Community Bancorp, Inc.(a)	110,091	1,531,366
Northwest Bancshares, Inc.	11,579	147,053
OceanFirst Financial Corp.	1,709	24,336
Oritani Financial Corp.	5,391	79,140
People’s United Financial, Inc.	54,727	724,586
Provident Financial Services, Inc.	6,745	98,005
Provident New York Bancorp	3,957	33,476
Westfield Financial, Inc.	2,678	21,183

Total Savings & Loans		4,347,566
Semiconductors – 4.1%
Brooks Automation, Inc.	6,227	76,779
Intel Corp.	545,832	15,343,337
Intersil Corp. Class A	17,733	198,610
Maxim Integrated Products, Inc.	30,688	877,370
Microchip Technology, Inc.(a)	23,389	870,071

Total Semiconductors		17,366,167
Telecommunications – 13.9%
Alaska Communications Systems Group, Inc.(a)	25,013	77,040
AT&T, Inc.	1,052,245	32,861,611
CenturyLink, Inc.	150,782	5,827,724
Comtech Telecommunications Corp.	2,501	81,483
Consolidated Communications Holdings, Inc.	7,431	145,871
Frontier Communications Corp.(a)	456,667	1,904,301

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree Equity Income Fund (DHS)

March 31, 2012

Investments	Shares	Value

IDT Corp. Class B	5,888	$54,994
NTELOS Holdings Corp.	5,145	106,501
USA Mobility, Inc.	4,606	64,162
Verizon Communications, Inc.	440,208	16,829,152
Windstream Corp.	136,086	1,593,567

Total Telecommunications		59,546,406
Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	13,717	503,688
Transportation – 0.0%
Alexander & Baldwin, Inc.	4,018	194,672
Trucking & Leasing – 0.1%
TAL International Group, Inc.	7,819	287,035
Water – 0.0%
California Water Service Group	4,262	77,611
Connecticut Water Service, Inc.	753	21,302
Middlesex Water Co.	1,899	35,872

Total Water		134,785
TOTAL COMMON STOCKS (Cost: $391,441,524)		426,326,776
EXCHANGE-TRADED FUND – 0.1%
WisdomTree Total Dividend Fund(a)(b)
(Cost: $335,913)	7,437	394,979
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
MONEY MARKET FUND – 3.1%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $13,389,390)(d)	13,389,390	13,389,390
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $405,166,827)		440,111,145
Liabilities in Excess of Other Assets – (2.8)%		(12,193,581)

NET ASSETS – 100.0%		$427,917,564
(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company. (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $13,025,793 and the total market value of the collateral held by the Fund was $13,389,390.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 100.5%
COMMON STOCKS – 99.7%
Advertising – 0.1%
Omnicom Group, Inc.(a)	28,605	$1,448,843
Aerospace/Defense – 2.7%
Boeing Co. (The)	78,674	5,850,985
General Dynamics Corp.	46,420	3,406,300
Goodrich Corp.	5,292	663,828
L-3 Communications Holdings, Inc.	12,425	879,317
Lockheed Martin Corp.	74,489	6,693,582
Northrop Grumman Corp.	41,564	2,538,729
Raytheon Co.	58,204	3,072,007
Rockwell Collins, Inc.	11,979	689,511
United Technologies Corp.	104,191	8,641,602

Total Aerospace/Defense		32,435,861
Agriculture – 4.6%
Altria Group, Inc.	517,433	15,973,156
Archer-Daniels-Midland Co.	74,512	2,359,050
Lorillard, Inc.	28,667	3,711,803
Philip Morris International, Inc.	313,608	27,788,805
Reynolds American, Inc.	142,654	5,911,582

Total Agriculture		55,744,396
Apparel – 0.5%
Coach, Inc.	19,240	1,486,867
NIKE, Inc. Class B	25,043	2,715,663
Ralph Lauren Corp.	1,347	234,822
VF Corp.	10,814	1,578,628

Total Apparel		6,015,980
Auto Manufacturers – 0.1%
PACCAR, Inc.	30,020	1,405,837
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	74,047	2,405,047
Banks – 6.0%
Bank of America Corp.	336,180	3,217,243
Bank of New York Mellon Corp. (The)	149,534	3,608,255
BB&T Corp.	84,240	2,644,294
Capital One Financial Corp.	9,127	508,739
Citigroup, Inc.	19,230	702,856
Fifth Third Bancorp	107,285	1,507,354
Goldman Sachs Group, Inc. (The)	32,195	4,004,092
JPMorgan Chase & Co.	529,086	24,327,374
KeyCorp	69,555	591,218
M&T Bank Corp.	21,671	1,882,776
Morgan Stanley	111,066	2,181,336
Northern Trust Corp.	30,042	1,425,493
PNC Financial Services Group, Inc.	60,995	3,933,568
State Street Corp.	38,791	1,764,990
SunTrust Banks, Inc.	28,133	679,975
U.S. Bancorp	160,776	5,093,384
Wells Fargo & Co.	429,042	14,647,494

Total Banks		72,720,441

Beverages – 3.2%
Beam, Inc.	10,432	$611,002
Brown-Forman Corp. Class B	6,796	566,719
Coca-Cola Co. (The)	283,299	20,966,959
Coca-Cola Enterprises, Inc.	28,237	807,578
Dr. Pepper Snapple Group, Inc.	31,820	1,279,482
PepsiCo, Inc.	221,036	14,665,739

Total Beverages		38,897,479
Biotechnology – 0.4%
Amgen, Inc.	73,996	5,030,988
Chemicals – 2.4%
Air Products & Chemicals, Inc.	26,515	2,434,077
Celanese Corp. Series A	3,785	174,791
CF Industries Holdings, Inc.	3,509	640,919
Dow Chemical Co. (The)	202,923	7,029,253
E.I. du Pont de Nemours & Co.	153,754	8,133,587
Ecolab, Inc.	13,199	814,642
Monsanto Co.	41,780	3,332,373
Mosaic Co. (The)	5,729	316,756
PPG Industries, Inc.	19,286	1,847,599
Praxair, Inc.	25,895	2,968,603
Sherwin-Williams Co. (The)	8,026	872,185
Sigma-Aldrich Corp.	5,904	431,346
Valhi, Inc.	4,490	238,195

Total Chemicals		29,234,326
Coal – 0.1%
Consol Energy, Inc.	13,374	456,054
Peabody Energy Corp.	11,846	343,060

Total Coal		799,114
Commercial Services – 0.9%
Automatic Data Processing, Inc.	66,449	3,667,320
Mastercard, Inc. Class A	808	339,796
Moody’s Corp.	17,764	747,864
Paychex, Inc.	69,619	2,157,493
Visa, Inc. Class A	21,479	2,534,522
Western Union Co. (The)	49,831	877,026

Total Commercial Services		10,324,021
Computers – 1.7%
Hewlett-Packard Co.	161,545	3,849,618
International Business Machines Corp.	82,625	17,239,706

Total Computers		21,089,324
Cosmetics/Personal Care – 2.9%
Avon Products, Inc.	101,670	1,968,331
Colgate-Palmolive Co.	55,321	5,409,288
Estee Lauder Cos., Inc. (The) Class A	10,846	671,801
Procter & Gamble Co. (The)	393,823	26,468,844

Total Cosmetics/Personal Care		34,518,264
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	18,085	978,399
Genuine Parts Co.	21,550	1,352,262
W.W. Grainger, Inc.	4,553	978,030

Total Distribution/Wholesale		3,308,691

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2012

Investments	Shares	Value

Diversified Financial Services – 1.6%
American Express Co.	78,241	$4,527,024
Ameriprise Financial, Inc.	20,237	1,156,140
BlackRock, Inc.	20,460	4,192,254
Charles Schwab Corp. (The)	121,042	1,739,373
CME Group, Inc.	6,792	1,965,129
Discover Financial Services	24,030	801,160
Franklin Resources, Inc.	10,039	1,245,137
NYSE Euronext	52,403	1,572,614
T. Rowe Price Group, Inc.	25,352	1,655,486
TD Ameritrade Holding Corp.	37,994	750,002

Total Diversified Financial Services		19,604,319
Electric – 5.4%
Ameren Corp.	53,924	1,756,844
American Electric Power Co., Inc.	103,268	3,984,079
Consolidated Edison, Inc.	52,781	3,083,466
Dominion Resources, Inc.	98,683	5,053,556
DTE Energy Co.	33,921	1,866,673
Duke Energy Corp.	282,199	5,929,001
Edison International	47,274	2,009,618
Entergy Corp.	36,445	2,449,104
Exelon Corp.	162,626	6,376,566
FirstEnergy Corp.	92,819	4,231,618
NextEra Energy, Inc.	71,530	4,369,052
PG&E Corp.	83,764	3,636,195
PPL Corp.	124,230	3,510,740
Progress Energy, Inc.	59,452	3,157,496
Public Service Enterprise Group, Inc.	98,196	3,005,780
Southern Co. (The)	162,713	7,310,695
Wisconsin Energy Corp.	31,774	1,117,809
Xcel Energy, Inc.	85,780	2,270,597

Total Electric		65,118,889
Electrical Components & Equipment – 0.5%
AMETEK, Inc.	4,492	217,907
Emerson Electric Co.	105,145	5,486,466

Total Electrical Components & Equipment		5,704,373
Electronics – 0.5%
Amphenol Corp. Class A	7,189	429,686
Honeywell International, Inc.	97,931	5,978,688

Total Electronics		6,408,374
Engineering & Construction – 0.0%
Fluor Corp.	7,304	438,532
Environmental Control – 0.4%
Republic Services, Inc.	53,189	1,625,456
Waste Management, Inc.	86,743	3,032,535

Total Environmental Control		4,657,991
Food – 2.7%
Campbell Soup Co.	50,562	1,711,524
ConAgra Foods, Inc.	69,569	1,826,882
General Mills, Inc.	86,929	3,429,349
H.J. Heinz Co.	51,399	2,752,416

Hershey Co. (The)	17,006	$1,042,978
Hormel Foods Corp.	25,350	748,332
J.M. Smucker Co. (The)	12,621	1,026,845
Kellogg Co.	55,738	2,989,229
Kraft Foods, Inc. Class A	250,054	9,504,552
Kroger Co. (The)	51,377	1,244,865
Safeway, Inc.	41,337	835,421
Sara Lee Corp.	65,556	1,411,421
Sysco Corp.	96,227	2,873,338
Whole Foods Market, Inc.	6,501	540,883

Total Food		31,938,035
Forest Products & Paper – 0.2%
International Paper Co.	73,137	2,567,109
Gas – 0.3%
CenterPoint Energy, Inc.	79,204	1,561,903
Sempra Energy	38,830	2,328,247

Total Gas		3,890,150
Hand/Machine Tools – 0.1%
Stanley Black & Decker, Inc.	19,225	1,479,556
Healthcare-Products – 1.2%
Baxter International, Inc.	68,506	4,095,288
Becton Dickinson and Co.	23,686	1,839,218
C.R. Bard, Inc.	3,683	363,586
Medtronic, Inc.	127,225	4,985,948
St. Jude Medical, Inc.	34,040	1,508,312
Stryker Corp.	25,777	1,430,108

Total Healthcare-Products		14,222,460
Healthcare-Services – 0.7%
Aetna, Inc.	23,780	1,192,805
Cigna Corp.	1,374	67,670
Humana, Inc.	8,276	765,364
Quest Diagnostics, Inc.	8,363	511,397
UnitedHealth Group, Inc.	63,932	3,768,152
WellPoint, Inc.	23,536	1,736,957

Total Healthcare-Services		8,042,345
Household Products/Wares – 0.5%
Clorox Co. (The)	21,419	1,472,556
Kimberly-Clark Corp.	69,278	5,118,952

Total Household Products/Wares		6,591,508
Insurance – 2.1%
Aflac, Inc.	64,630	2,972,334
Allstate Corp. (The)	70,910	2,334,357
Chubb Corp. (The)	28,559	1,973,713
CNA Financial Corp.	17,800	522,074
Hartford Financial Services Group, Inc.	47,581	1,003,008
Loews Corp.	11,728	467,595
Marsh & McLennan Cos., Inc.	67,799	2,223,129
MetLife, Inc.	111,833	4,176,963
Principal Financial Group, Inc.	39,640	1,169,776
Progressive Corp. (The)	57,716	1,337,857
Prudential Financial, Inc.	62,419	3,956,740

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2012

Investments	Shares	Value

Travelers Cos., Inc. (The)	53,181	$3,148,315

Total Insurance		25,285,861
Internet – 0.0%
Expedia, Inc.(a)	5,441	181,947
Iron/Steel – 0.2%
Cliffs Natural Resources, Inc.	11,051	765,392
Nucor Corp.	51,359	2,205,869

Total Iron/Steel		2,971,261
Leisure Time – 0.1%
Harley-Davidson, Inc.	14,121	693,059
Lodging – 0.2%
Marriott International, Inc. Class A	20,649	781,565
Starwood Hotels & Resorts Worldwide, Inc.	9,428	531,833
Wynn Resorts Ltd.	10,589	1,322,354

Total Lodging		2,635,752
Machinery-Construction & Mining – 0.6%
Caterpillar, Inc.	60,015	6,392,798
Joy Global, Inc.	4,465	328,177

Total Machinery-Construction & Mining		6,720,975
Machinery-Diversified – 0.5%
Cummins, Inc.	15,366	1,844,535
Deere & Co.	40,132	3,246,679
Rockwell Automation, Inc.	14,643	1,167,047
Roper Industries, Inc.	2,694	267,137

Total Machinery-Diversified		6,525,398
Media – 2.4%
CBS Corp. Class B	42,692	1,447,686
Comcast Corp. Class A	178,264	5,349,703
Comcast Corp. Special Class A	53,698	1,584,628
McGraw-Hill Cos., Inc. (The)	30,593	1,482,843
News Corp. Class A	83,947	1,652,916
News Corp. Class B	36,362	726,513
Time Warner Cable, Inc.	43,491	3,544,516
Time Warner, Inc.	122,649	4,630,000
Viacom, Inc. Class B	51,661	2,451,831
Walt Disney Co. (The)	136,325	5,968,308

Total Media		28,838,944
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	548	94,749
Mining – 1.6%
Alcoa, Inc.	62,275	623,995
Freeport-McMoRan Copper & Gold, Inc.	110,471	4,202,317
Newmont Mining Corp.	48,135	2,467,881
Southern Copper Corp.(a)	361,451	11,461,611

Total Mining		18,755,804
Miscellaneous Manufacturing – 4.2%
3M Co.	86,198	7,689,724
Danaher Corp.	6,486	363,216
Dover Corp.	18,593	1,170,243
Eaton Corp.	47,455	2,364,683

General Electric Co.	1,679,244	$33,702,427
Illinois Tool Works, Inc.	66,562	3,802,021
Parker Hannifin Corp.	12,846	1,086,129

Total Miscellaneous Manufacturing		50,178,443
Office/Business Equipment – 0.1%
Xerox Corp.	132,094	1,067,319
Oil & Gas – 9.4%
Anadarko Petroleum Corp.	10,752	842,312
Apache Corp.	11,464	1,151,444
Cabot Oil & Gas Corp.	1,483	46,225
Chesapeake Energy Corp.	44,730	1,036,394
Chevron Corp.	282,669	30,313,424
ConocoPhillips	224,876	17,092,825
Devon Energy Corp.	19,677	1,399,428
Diamond Offshore Drilling, Inc.(a)	5,364	358,047
EOG Resources, Inc.	8,570	952,127
EQT Corp.	10,525	507,410
Exxon Mobil Corp.	499,160	43,292,147
Hess Corp.	11,013	649,216
Marathon Oil Corp.	69,255	2,195,384
Marathon Petroleum Corp.	46,545	2,018,191
Murphy Oil Corp.	18,090	1,017,924
Noble Energy, Inc.	7,673	750,266
Occidental Petroleum Corp.	74,928	7,135,394
Pioneer Natural Resources Co.	560	62,490
Range Resources Corp.	1,892	110,001
Valero Energy Corp.	71,344	1,838,535

Total Oil & Gas		112,769,184
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	24,976	1,047,493
Halliburton Co.	46,782	1,552,695
National Oilwell Varco, Inc.	13,574	1,078,726

Total Oil & Gas Services		3,678,914
Pharmaceuticals – 10.1%
Abbott Laboratories	242,745	14,877,841
Allergan, Inc.	3,246	309,766
AmerisourceBergen Corp.	17,231	683,726
Bristol-Myers Squibb Co.	293,206	9,895,702
Cardinal Health, Inc.	32,241	1,389,910
Eli Lilly & Co.	250,030	10,068,708
Johnson & Johnson	433,135	28,569,585
McKesson Corp.	11,292	991,099
Mead Johnson Nutrition Co.	12,825	1,057,806
Merck & Co., Inc.	631,361	24,244,262
Perrigo Co.	1,345	138,952
Pfizer, Inc.	1,298,514	29,424,327

Total Pharmaceuticals		121,651,684
Pipelines – 1.0%
El Paso Corp.	5,532	163,471
Kinder Morgan, Inc.(a)	127,261	4,918,638
ONEOK, Inc.	12,219	997,803
Spectra Energy Corp.	110,710	3,492,900

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2012

Investments	Shares	Value

Williams Cos., Inc. (The)	84,031	$2,588,995

Total Pipelines		12,161,807
Real Estate Investment Trusts (REITs) – 3.0%
AvalonBay Communities, Inc.	11,911	1,683,620
Boston Properties, Inc.	13,929	1,462,406
Digital Realty Trust, Inc.(a)	19,223	1,421,925
Equity Residential	32,251	2,019,558
General Growth Properties, Inc.	120,743	2,051,424
HCP, Inc.	88,972	3,510,835
Health Care REIT, Inc.	47,293	2,599,223
Host Hotels & Resorts, Inc.	35,513	583,123
Macerich Co. (The)	25,817	1,490,932
ProLogis, Inc.	85,496	3,079,566
Public Storage	22,590	3,121,260
Simon Property Group, Inc.	38,697	5,637,379
Ventas, Inc.	43,645	2,492,129
Vornado Realty Trust(a)	30,844	2,597,065
Weyerhaeuser Co.	84,718	1,857,019

Total Real Estate Investment Trusts (REITs)		35,607,464
Retail – 6.7%
Best Buy Co., Inc.(a)	43,333	1,026,126
Costco Wholesale Corp.	22,138	2,010,130
CVS Caremark Corp.	76,934	3,446,643
Family Dollar Stores, Inc.	6,489	410,624
Gap, Inc. (The)	55,059	1,439,242
Home Depot, Inc. (The)	200,936	10,109,090
J.C. Penney Co., Inc.	23,235	823,216
Kohl’s Corp.	23,451	1,173,254
Lowe’s Cos., Inc.	126,353	3,964,957
Ltd. Brands, Inc.	26,767	1,284,816
Macy’s, Inc.	24,144	959,241
McDonald’s Corp.	129,512	12,705,127
Nordstrom, Inc.	18,238	1,016,221
Ross Stores, Inc.	9,634	559,735
Staples, Inc.	85,786	1,388,018
Starbucks Corp.	51,796	2,894,879
Target Corp.	67,249	3,918,599
Tiffany & Co.	10,152	701,808
TJX Cos., Inc.	41,100	1,632,081
Walgreen Co.	104,104	3,486,443
Wal-Mart Stores, Inc.	382,699	23,421,179
Yum! Brands, Inc.	40,300	2,868,554

Total Retail		81,239,983
Semiconductors – 3.7%
Altera Corp.	13,214	526,181
Analog Devices, Inc.	38,704	1,563,642
Applied Materials, Inc.	178,164	2,216,360
Intel Corp.	807,721	22,705,037
KLA-Tencor Corp.	21,700	1,180,914
Linear Technology Corp.	33,366	1,124,434
Maxim Integrated Products, Inc.	45,045	1,287,837
Microchip Technology, Inc.(a)	34,678	1,290,022
QUALCOMM, Inc.	119,532	8,130,567

Texas Instruments, Inc.	120,954	$4,065,264
Xilinx, Inc.	29,170	1,062,663

Total Semiconductors		45,152,921
Software – 3.8%
Activision Blizzard, Inc.	70,540	904,323
CA, Inc.	21,421	590,363
Fidelity National Information Services, Inc.	10,957	362,896
Intuit, Inc.	14,961	899,605
Microsoft Corp.	1,157,809	37,339,340
Oracle Corp.	177,557	5,177,562

Total Software		45,274,089
Telecommunications – 7.7%
AT&T, Inc.	1,553,234	48,507,498
CenturyLink, Inc.	224,468	8,675,688
Cisco Systems, Inc.	316,493	6,693,827
Corning, Inc.	155,802	2,193,692
Motorola Solutions, Inc.	26,888	1,366,717
Verizon Communications, Inc.	652,112	24,930,242

Total Telecommunications		92,367,664
Toys/Games/Hobbies – 0.1%
Mattel, Inc.	49,374	1,661,929
Transportation – 1.7%
C.H. Robinson Worldwide, Inc.(a)	12,590	824,519
CSX Corp.	109,924	2,365,564
Expeditors International of Washington, Inc.	11,498	534,772
FedEx Corp.	9,296	854,860
Norfolk Southern Corp.	36,337	2,392,065
Union Pacific Corp.	52,288	5,619,914
United Parcel Service, Inc. Class B	93,997	7,587,438

Total Transportation		20,179,132
TOTAL COMMON STOCKS (Cost: $1,076,491,880)		1,201,736,536
EXCHANGE-TRADED FUND – 0.0%
WisdomTree Total Dividend Fund(a)(b) (Cost: $284,532)	6,172	327,795
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
MONEY MARKET FUND – 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $9,686,394)(d)	9,686,394	9,686,394
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $1,086,462,806)		1,211,750,725
Liabilities in Excess of Other Assets – (0.5)%		(6,536,032)

NET ASSETS – 100.0%		$1,205,214,693
(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company. (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $9,444,278 and the total market value of the collateral held by the Fund was $9,686,394.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 105.0%
COMMON STOCKS – 99.5%
Aerospace/Defense – 3.9%
Lockheed Martin Corp.	229,640	$20,635,450
Northrop Grumman Corp.	217,299	13,272,623
Raytheon Co.	286,222	15,106,797

Total Aerospace/Defense		49,014,870
Agriculture – 5.9%
Altria Group, Inc.	678,163	20,934,892
Lorillard, Inc.	146,607	18,982,674
Philip Morris International, Inc.	184,180	16,320,190
Reynolds American, Inc.	452,111	18,735,480

Total Agriculture		74,973,236
Chemicals – 5.2%
Air Products & Chemicals, Inc.	117,775	10,811,745
Dow Chemical Co. (The)	486,813	16,863,202
E.I. du Pont de Nemours & Co.	271,915	14,384,304
Eastman Chemical Co.	248,420	12,840,830
PPG Industries, Inc.	110,448	10,580,918

Total Chemicals		65,480,999
Commercial Services – 4.1%
Automatic Data Processing, Inc.	206,637	11,404,296
H&R Block, Inc.	848,466	13,974,235
Iron Mountain, Inc.	385,111	11,091,197
Paychex, Inc.	514,490	15,944,045

Total Commercial Services		52,413,773
Cosmetics/Personal Care – 1.7%
Avon Products, Inc.	1,092,087	21,142,804
Distribution/Wholesale – 0.9%
Genuine Parts Co.	183,802	11,533,575
Electric – 12.9%
Ameren Corp.	509,519	16,600,129
American Electric Power Co., Inc.	417,345	16,101,170
Duke Energy Corp.	784,367	16,479,551
Entergy Corp.	228,865	15,379,728
Exelon Corp.	376,369	14,757,429
FirstEnergy Corp.	384,061	17,509,341
Pepco Holdings, Inc.	968,434	18,293,718
PG&E Corp.	415,539	18,038,548
PPL Corp.	555,454	15,697,130
Progress Energy, Inc.	285,764	15,176,926

Total Electric		164,033,670
Electrical Components & Equipment – 0.9%
Emerson Electric Co.	214,013	11,167,198
Environmental Control – 2.3%
Republic Services, Inc.	408,098	12,471,475
Waste Management, Inc.	470,458	16,447,212

Total Environmental Control		28,918,687
Food – 3.1%
ConAgra Foods, Inc.	513,376	13,481,254
H.J. Heinz Co.	236,516	12,665,432

Sysco Corp.	447,726	$13,369,098

Total Food		39,515,784
Forest Products & Paper – 2.3%
International Paper Co.	461,715	16,206,197
MeadWestvaco Corp.	410,631	12,971,833

Total Forest Products & Paper		29,178,030
Healthcare-Products – 3.1%
Baxter International, Inc.	183,406	10,964,011
Becton Dickinson and Co.	116,947	9,080,934
Medtronic, Inc.	258,099	10,114,900
St. Jude Medical, Inc.	221,736	9,825,122

Total Healthcare-Products		39,984,967
Household Products/Wares – 2.2%
Clorox Co. (The)	194,778	13,390,988
Kimberly-Clark Corp.	190,414	14,069,690

Total Household Products/Wares		27,460,678
Iron/Steel – 1.1%
Nucor Corp.	324,716	13,946,552
Media – 1.9%
Time Warner Cable, Inc.	175,052	14,266,738
Time Warner, Inc.	272,818	10,298,880

Total Media		24,565,618
Mining – 3.4%
Freeport-McMoRan Copper & Gold, Inc.	230,852	8,781,610
Southern Copper Corp.	1,068,765	33,890,538

Total Mining		42,672,148
Miscellaneous Manufacturing – 3.3%
Eaton Corp.	247,583	12,337,061
General Electric Co.	773,447	15,523,081
Illinois Tool Works, Inc.	236,582	13,513,564

Total Miscellaneous Manufacturing		41,373,706
Oil & Gas – 5.9%
Chevron Corp.	107,045	11,479,506
ConocoPhillips	183,950	13,982,039
Exxon Mobil Corp.	100,607	8,725,645
Marathon Oil Corp.	271,321	8,600,876
Marathon Petroleum Corp.	312,266	13,539,854
Murphy Oil Corp.	131,030	7,373,058
Valero Energy Corp.	453,466	11,685,819

Total Oil & Gas		75,386,797
Pharmaceuticals – 7.1%
Abbott Laboratories	221,556	13,579,167
Bristol-Myers Squibb Co.	407,937	13,767,874
Eli Lilly & Co.	440,910	17,755,445
Johnson & Johnson	191,007	12,598,822
Merck & Co., Inc.	452,392	17,371,853
Pfizer, Inc.	651,933	14,772,802

Total Pharmaceuticals		89,845,963
Pipelines – 3.4%
Kinder Morgan, Inc.(a)	478,801	18,505,659

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2012

Investments	Shares	Value

Spectra Energy Corp.(a)	448,221	$14,141,372
Williams Cos., Inc. (The)	347,146	10,695,568

Total Pipelines		43,342,599
Retail – 3.8%
Darden Restaurants, Inc.	285,821	14,622,602
Home Depot, Inc. (The)	258,087	12,984,357
McDonald’s Corp.	102,628	10,067,807
Staples, Inc.	668,961	10,823,789

Total Retail		48,498,555
Semiconductors – 7.2%
Analog Devices, Inc.	291,302	11,768,601
Applied Materials, Inc.	983,062	12,229,291
Intel Corp.	493,823	13,881,365
KLA-Tencor Corp.	223,963	12,188,067
Linear Technology Corp.	374,069	12,606,125
Maxim Integrated Products, Inc.	467,136	13,355,418
Microchip Technology, Inc.(a)	405,282	15,076,490

Total Semiconductors		91,105,357
Software – 1.1%
Microsoft Corp.	417,980	13,479,855
Telecommunications – 10.8%
AT&T, Inc.	703,793	21,979,455
CenturyLink, Inc.	748,003	28,910,316
Frontier Communications Corp.(a)	9,190,928	38,326,170
Verizon Communications, Inc.	472,348	18,057,864
Windstream Corp.	2,574,088	30,142,571

Total Telecommunications		137,416,376
Toys/Games/Hobbies – 2.0%
Hasbro, Inc.	338,646	12,435,081
Mattel, Inc.	392,190	13,201,116

Total Toys/Games/Hobbies		25,636,197
TOTAL COMMON STOCKS (Cost: $1,145,035,294)		1,262,087,994
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree LargeCap Dividend Fund(b)	30,125	1,595,420
WisdomTree MidCap Dividend Fund(b)	28,241	1,589,686

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,568,371)		3,185,106
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $152,451)	152,451	152,451
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
MONEY MARKET FUND – 5.3%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $66,956,110)(d)	66,956,110	66,956,110
TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $1,214,712,226)		1,332,381,661
Liabilities in Excess of Other Assets – (5.0)%		(63,570,143)

NET ASSETS – 100.0%		$1,268,811,518
(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company. (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $64,738,950 and the total market value of the collateral held by the Fund was $66,956,110.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments

WisdomTree MidCap Dividend Fund (DON)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 108.0%
COMMON STOCKS – 99.3%
Advertising – 0.4%
Interpublic Group of Cos., Inc. (The)	130,616	$1,490,329
Aerospace/Defense – 0.1%
Alliant Techsystems, Inc.	4,942	247,693
Triumph Group, Inc.	1,435	89,917

Total Aerospace/Defense		337,610
Airlines – 0.0%
Southwest Airlines Co.	18,434	151,896
Apparel – 0.2%
Columbia Sportswear Co.(a)	6,342	300,928
Wolverine World Wide, Inc.	6,990	259,888

Total Apparel		560,816
Auto Parts & Equipment – 0.2%
Lear Corp.	14,863	690,981
Banks – 4.2%
Associated Banc-Corp.	7,024	98,055
Bank of Hawaii Corp.(a)	20,933	1,012,111
BOK Financial Corp.	17,501	984,956
CapitalSource, Inc.	18,823	124,232
City National Corp.(a)	10,632	557,861
Comerica, Inc.	33,089	1,070,760
Commerce Bancshares, Inc.	22,247	901,448
Cullen/Frost Bankers, Inc.(a)	23,196	1,349,775
East West Bancorp, Inc.	17,275	398,880
First Horizon National Corp.	15,486	160,745
FirstMerit Corp.	51,827	873,803
Fulton Financial Corp.	45,905	482,003
Hancock Holding Co.	28,695	1,018,960
Huntington Bancshares, Inc.	288,006	1,857,639
Prosperity Bancshares, Inc.	10,215	467,847
Regions Financial Corp.	132,458	872,898
TCF Financial Corp.	35,188	418,385
Valley National Bancorp(a)	106,669	1,381,364
Webster Financial Corp.	9,932	225,158
Zions Bancorp.	5,040	108,158

Total Banks		14,365,038
Beverages – 0.9%
Brown-Forman Corp. Class A	10,833	882,456
Molson Coors Brewing Co. Class B	51,341	2,323,180

Total Beverages		3,205,636
Building Materials – 1.0%
Lennox International, Inc.	12,265	494,280
Martin Marietta Materials, Inc.(a)	10,722	918,125
Masco Corp.	130,486	1,744,598
Simpson Manufacturing Co., Inc.	7,938	256,000

Total Building Materials		3,413,003
Chemicals – 4.0%
Airgas, Inc.	13,621	1,211,861
Albemarle Corp.	13,564	867,011
Ashland, Inc.	10,978	670,317

Cabot Corp.	15,602	$665,893
Cytec Industries, Inc.	5,934	360,728
Eastman Chemical Co.	42,232	2,182,972
FMC Corp.	5,350	566,351
Huntsman Corp.	104,143	1,459,044
International Flavors & Fragrances, Inc.	20,132	1,179,735
Kronos Worldwide, Inc.(a)	43,111	1,075,188
NewMarket Corp.	2,215	415,091
RPM International, Inc.	51,631	1,352,216
Sensient Technologies Corp.	12,390	470,820
Valspar Corp.	19,563	944,697
Westlake Chemical Corp.	5,213	337,750

Total Chemicals		13,759,674
Coal – 0.3%
Arch Coal, Inc.	68,123	729,597
Walter Energy, Inc.	5,307	314,228

Total Coal		1,043,825
Commercial Services – 4.0%
Aaron’s, Inc.	1,752	45,377
DeVry, Inc.	6,230	211,010
Equifax, Inc.	21,537	953,228
Global Payments, Inc.	1,479	70,208
H&R Block, Inc.	124,440	2,049,527
Iron Mountain, Inc.	66,398	1,912,262
Lender Processing Services, Inc.	20,460	531,960
Manpower, Inc.	19,897	942,521
Morningstar, Inc.	1,825	115,066
R.R. Donnelley & Sons Co.(a)	146,613	1,816,535
Rent-A-Center, Inc.	11,350	428,462
Robert Half International, Inc.	31,690	960,207
Rollins, Inc.	19,787	421,067
SEI Investments Co.	28,467	588,982
Service Corp. International	49,227	554,296
Sotheby’s	8,282	325,814
Total System Services, Inc.	43,840	1,011,389
Towers Watson & Co. Class A	3,713	245,318
Weight Watchers International, Inc.(a)	9,261	714,857

Total Commercial Services		13,898,086
Computers – 1.2%
Computer Sciences Corp.	52,143	1,561,161
Diebold, Inc.	25,879	996,859
DST Systems, Inc.	6,996	379,393
Jack Henry & Associates, Inc.	11,604	395,929
Lexmark International, Inc. Class A	24,166	803,278
Syntel, Inc.	2,260	126,560

Total Computers		4,263,180
Distribution/Wholesale – 0.4%
Owens & Minor, Inc.	18,986	577,364
Watsco, Inc.	11,899	881,002

Total Distribution/Wholesale		1,458,366
Diversified Financial Services – 2.6%
CBOE Holdings, Inc.	18,000	511,560

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2012

Investments	Shares	Value

Eaton Vance Corp.(a)	40,760	$1,164,921
Federated Investors, Inc. Class B(a)	70,061	1,570,067
Jefferies Group, Inc.	50,573	952,795
Legg Mason, Inc.	19,881	555,276
Raymond James Financial, Inc.	23,729	866,820
SLM Corp.	163,855	2,582,355
Waddell & Reed Financial, Inc. Class A	29,616	959,855

Total Diversified Financial Services		9,163,649
Electric – 10.1%
Alliant Energy Corp.	47,437	2,054,971
Cleco Corp.	22,458	890,460
CMS Energy Corp.	108,839	2,394,458
Great Plains Energy, Inc.	58,497	1,185,734
Hawaiian Electric Industries, Inc.	48,456	1,228,360
IDACORP, Inc.	15,353	631,315
Integrys Energy Group, Inc.	44,322	2,348,623
ITC Holdings Corp.	10,559	812,409
MDU Resources Group, Inc.	64,922	1,453,603
National Fuel Gas Co.	22,475	1,081,497
Northeast Utilities	59,209	2,197,838
NSTAR	40,877	1,987,848
NV Energy, Inc.	85,028	1,370,651
OGE Energy Corp.	29,363	1,570,920
Pepco Holdings, Inc.	132,891	2,510,311
Pinnacle West Capital Corp.	53,063	2,541,718
PNM Resources, Inc.	26,354	482,278
Portland General Electric Co.	34,016	849,720
SCANA Corp.(a)	62,019	2,828,687
TECO Energy, Inc.	107,552	1,887,538
UIL Holdings Corp.	26,755	930,004
Westar Energy, Inc.	58,290	1,628,040

Total Electric		34,866,983
Electrical Components & Equipment – 0.9%
Acuity Brands, Inc.	4,637	291,343
Hubbell, Inc. Class B	13,418	1,054,386
Molex, Inc.	35,080	986,450
Molex, Inc. Class A	35,412	830,411

Total Electrical Components & Equipment		3,162,590
Electronics – 1.1%
AVX Corp.	42,600	564,876
FLIR Systems, Inc.	15,767	399,063
Gentex Corp.	26,621	652,215
Jabil Circuit, Inc.	36,020	904,822
National Instruments Corp.	19,990	570,115
PerkinElmer, Inc.	18,576	513,812
Woodward, Inc.	5,288	226,485

Total Electronics		3,831,388
Engineering & Construction – 0.2%
EMCOR Group, Inc.	5,871	162,744
KBR, Inc.	12,512	444,802

Total Engineering & Construction		607,546

Entertainment – 1.1%
Cinemark Holdings, Inc.	59,146	$1,298,255
International Game Technology	47,275	793,747
Regal Entertainment Group Class A(a)	88,985	1,210,196
Six Flags Entertainment Corp.	3,802	177,819
Vail Resorts, Inc.	5,475	236,794

Total Entertainment		3,716,811
Environmental Control – 0.3%
Covanta Holding Corp.	32,452	526,696
Waste Connections, Inc.	13,213	429,819

Total Environmental Control		956,515
Food – 1.3%
Corn Products International, Inc.	10,348	596,562
Flowers Foods, Inc.(a)	44,803	912,637
Harris Teeter Supermarkets, Inc.	6,848	274,605
Lancaster Colony Corp.	6,047	401,884
McCormick & Co., Inc.	31,878	1,735,120
Tyson Foods, Inc. Class A	25,096	480,588

Total Food		4,401,396
Forest Products & Paper – 0.6%
MeadWestvaco Corp.	63,931	2,019,580
Gas – 3.7%
AGL Resources, Inc.	36,753	1,441,453
Atmos Energy Corp.	40,851	1,285,172
New Jersey Resources Corp.	14,080	627,546
NiSource, Inc.	123,705	3,012,217
Piedmont Natural Gas Co., Inc.	26,394	820,062
Questar Corp.	64,082	1,234,219
South Jersey Industries, Inc.	9,396	470,176
Southwest Gas Corp.	12,775	546,003
UGI Corp.	45,597	1,242,518
Vectren Corp.	42,431	1,233,045
WGL Holdings, Inc.	19,954	812,128

Total Gas		12,724,539
Hand/Machine Tools – 0.8%
Kennametal, Inc.	13,160	586,015
Lincoln Electric Holdings, Inc.	16,094	729,380
Regal-Beloit Corp.	6,554	429,615
Snap-On, Inc.	16,889	1,029,722

Total Hand/Machine Tools		2,774,732
Healthcare-Products – 0.8%
Cooper Cos., Inc. (The)	458	37,423
DENTSPLY International, Inc.	9,257	371,484
Hill-Rom Holdings, Inc.	8,858	295,946
Patterson Cos., Inc.	20,846	696,256
STERIS Corp.	14,749	466,363
Techne Corp.	6,673	467,777
Teleflex, Inc.	9,846	602,083

Total Healthcare-Products		2,937,332
Healthcare-Services – 0.3%
Lincare Holdings, Inc.	31,015	802,668

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2012

Investments	Shares	Value

Universal Health Services, Inc. Class B	5,139	$215,376

Total Healthcare-Services		1,018,044
Holding Companies-Diversified – 0.2%
Leucadia National Corp.(a)	29,016	757,318
Home Builders – 0.3%
D.R. Horton, Inc.	42,288	641,509
Lennar Corp. Class A(a)	14,291	388,429

Total Home Builders		1,029,938
Home Furnishings – 0.8%
Harman International Industries, Inc.	6,391	299,163
Whirlpool Corp.	34,177	2,626,844

Total Home Furnishings		2,926,007
Household Products/Wares – 1.2%
Avery Dennison Corp.	40,711	1,226,622
Church & Dwight Co., Inc.	22,975	1,130,140
Scotts Miracle-Gro Co. (The) Class A(a)	17,632	954,949
Tupperware Brands Corp.	13,215	839,153

Total Household Products/Wares		4,150,864
Housewares – 0.4%
Newell Rubbermaid, Inc.	65,035	1,158,274
Toro Co. (The)	4,838	344,030

Total Housewares		1,502,304
Insurance – 6.5%
American Financial Group, Inc.	20,108	775,767
American National Insurance Co.	12,440	902,149
AmTrust Financial Services, Inc.	9,071	243,829
Arthur J. Gallagher & Co.	47,927	1,712,911
Assurant, Inc.	17,635	714,218
Brown & Brown, Inc.	23,144	550,364
Cincinnati Financial Corp.	92,260	3,183,893
Erie Indemnity Co. Class A	13,696	1,067,466
Fidelity National Financial, Inc. Class A	71,461	1,288,442
Hanover Insurance Group, Inc. (The)	16,543	680,248
Harleysville Group, Inc.	7,380	425,826
HCC Insurance Holdings, Inc.	25,391	791,438
Kemper Corp.	22,296	675,123
Lincoln National Corp.	54,398	1,433,931
Mercury General Corp.	30,988	1,355,415
Old Republic International Corp.	204,119	2,153,455
Primerica, Inc.	4,073	102,680
ProAssurance Corp.	4,120	363,013
Protective Life Corp.	26,644	789,195
Reinsurance Group of America, Inc.	11,319	673,141
Torchmark Corp.	12,059	601,141
Unum Group	63,667	1,558,568
W.R. Berkley Corp.	13,893	501,815

Total Insurance		22,544,028
Internet – 0.1%
IAC/InterActiveCorp	9,703	476,320

Investment Companies – 1.0%
Ares Capital Corp.	208,650	$3,411,427
Iron/Steel – 1.1%
Allegheny Technologies, Inc.	18,347	755,346
Carpenter Technology Corp.	6,983	364,722
Commercial Metals Co.	42,287	626,694
Reliance Steel & Aluminum Co.	8,096	457,262
Steel Dynamics, Inc.	74,569	1,084,233
United States Steel Corp.(a)	12,019	352,998

Total Iron/Steel		3,641,255
Leisure Time – 0.3%
Brunswick Corp.	2,682	69,062
Polaris Industries, Inc.	11,281	813,924

Total Leisure Time		882,986
Lodging – 0.5%
Choice Hotels International, Inc.	12,504	466,899
Wyndham Worldwide Corp.	28,331	1,317,675

Total Lodging		1,784,574
Machinery-Diversified – 0.9%
Flowserve Corp.	7,739	893,932
Gardner Denver, Inc.	1,385	87,282
Graco, Inc.	13,333	707,449
IDEX Corp.	16,784	707,110
Nordson Corp.	7,859	428,394
Robbins & Myers, Inc.	1,721	89,578
Wabtec Corp.	897	67,607

Total Machinery-Diversified		2,981,352
Media – 1.5%
Cablevision Systems Corp. Class A	101,425	1,488,919
Factset Research Systems, Inc.	5,720	566,509
Gannett Co., Inc.	61,585	944,098
John Wiley & Sons, Inc. Class A	9,944	473,235
Scripps Networks Interactive, Inc. Class A	12,695	618,119
Viacom, Inc. Class A	11,429	593,965
Washington Post Co. (The) Class B(a)	1,798	671,679

Total Media		5,356,524
Metal Fabricate/Hardware – 0.4%
Timken Co. (The)	22,182	1,125,515
Valmont Industries, Inc.	2,438	286,245

Total Metal Fabricate/Hardware		1,411,760
Mining – 0.5%
Compass Minerals International, Inc.	8,980	644,225
Hecla Mining Co.(a)	41,989	193,989
Royal Gold, Inc.	4,808	313,578
Titanium Metals Corp.	37,554	509,232
Vulcan Materials Co.	1,564	66,830

Total Mining		1,727,854
Miscellaneous Manufacturing – 2.7%
Aptargroup, Inc.	12,265	671,754
Carlisle Cos., Inc.	11,236	560,901
CLARCOR, Inc.	5,196	255,072

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2012

Investments	Shares	Value

Crane Co.	14,055	$681,667
Donaldson Co., Inc.	14,020	500,935
Harsco Corp.	35,180	825,323
ITT Corp.	18,996	435,768
Leggett & Platt, Inc.(a)	76,009	1,748,967
Pall Corp.	14,843	885,088
Pentair, Inc.(a)	24,485	1,165,731
SPX Corp.	9,334	723,665
Textron, Inc.	13,887	386,475
Trinity Industries, Inc.	11,055	364,262

Total Miscellaneous Manufacturing		9,205,608
Office/Business Equipment – 0.9%
Pitney Bowes, Inc.(a)	169,734	2,983,924
Oil & Gas – 1.2%
Berry Petroleum Co. Class A	4,951	233,341
Cimarex Energy Co.	6,026	454,782
Energen Corp.	8,718	428,490
EXCO Resources, Inc.(a)	36,865	244,415
Helmerich & Payne, Inc.	5,754	310,428
HollyFrontier Corp.	39,818	1,280,149
Patterson-UTI Energy, Inc.	17,709	306,188
QEP Resources, Inc.	5,440	165,920
SM Energy Co.	990	70,062
Sunoco, Inc.	17,478	666,786

Total Oil & Gas		4,160,561
Oil & Gas Services – 0.5%
CARBO Ceramics, Inc.(a)	1,823	192,235
Lufkin Industries, Inc.	2,376	191,625
Oceaneering International, Inc.	15,519	836,319
RPC, Inc.(a)	54,472	577,948

Total Oil & Gas Services		1,798,127
Packaging & Containers – 1.8%
Ball Corp.	14,062	602,979
Bemis Co., Inc.	35,937	1,160,406
Packaging Corp. of America	34,704	1,026,891
Rock-Tenn Co. Class A	10,765	727,283
Sealed Air Corp.	60,905	1,176,075
Silgan Holdings, Inc.	8,660	382,772
Sonoco Products Co.	38,049	1,263,227

Total Packaging & Containers		6,339,633
Pharmaceuticals – 0.1%
Medicis Pharmaceutical Corp. Class A	6,620	248,846
Omnicare, Inc.	5,947	211,535

Total Pharmaceuticals		460,381
Real Estate – 0.1%
Jones Lang LaSalle, Inc.	2,433	202,693
Real Estate Investment Trusts (REITs) – 19.9%
Alexander’s, Inc.	1,808	712,135
Alexandria Real Estate Equities, Inc.	18,814	1,375,868
American Campus Communities, Inc.	25,629	1,146,129
Apartment Investment & Management Co. Class A	28,747	759,208

BioMed Realty Trust, Inc.	73,767	$1,400,098
BRE Properties, Inc.	25,079	1,267,743
Camden Property Trust	25,700	1,689,775
CBL & Associates Properties, Inc.	88,545	1,675,271
Colonial Properties Trust	28,719	624,064
DDR Corp.	82,570	1,205,522
Douglas Emmett, Inc.	39,672	904,918
Duke Realty Corp.	160,086	2,295,633
Entertainment Properties Trust	32,363	1,500,996
Equity Lifestyle Properties, Inc.	10,254	715,114
Equity One, Inc.	66,319	1,340,970
Essex Property Trust, Inc.	11,180	1,693,882
Extra Space Storage, Inc.	24,011	691,277
Federal Realty Investment Trust	20,413	1,975,774
Highwoods Properties, Inc.(a)	45,243	1,507,497
Home Properties, Inc.	22,998	1,403,108
Hospitality Properties Trust	107,998	2,858,707
Kilroy Realty Corp.	24,093	1,122,975
Kimco Realty Corp.	208,612	4,017,867
LaSalle Hotel Properties	17,527	493,210
Liberty Property Trust	78,979	2,821,130
Mack-Cali Realty Corp.	65,331	1,882,839
Mid-America Apartment Communities, Inc.	17,216	1,153,988
National Retail Properties, Inc.	66,431	1,806,259
Omega Healthcare Investors, Inc.	93,732	1,992,742
Piedmont Office Realty Trust, Inc. Class A	139,967	2,484,414
Plum Creek Timber Co., Inc.	81,317	3,379,535
Post Properties, Inc.	11,651	545,966
Rayonier, Inc.	50,525	2,227,647
Realty Income Corp.	72,118	2,793,130
Regency Centers Corp.	49,297	2,192,731
RLJ Lodging Trust	40,995	763,737
Senior Housing Properties Trust	120,422	2,655,305
SL Green Realty Corp.	5,636	437,072
Tanger Factory Outlet Centers	25,956	771,672
Taubman Centers, Inc.	17,449	1,272,905
UDR, Inc.	77,968	2,082,525
Washington Real Estate Investment Trust	45,441	1,349,598
Weingarten Realty Investors	67,614	1,787,038

Total Real Estate Investment Trusts (REITs)		68,777,974
Retail – 4.0%
Abercrombie & Fitch Co. Class A	13,898	689,480
Advance Auto Parts, Inc.	2,725	241,353
American Eagle Outfitters, Inc.	60,347	1,037,365
Brinker International, Inc.	22,182	611,114
Buckle, Inc. (The)	10,335	495,047
Casey’s General Stores, Inc.	5,189	287,782
Chico’s FAS, Inc.	34,339	518,519
Darden Restaurants, Inc.	55,099	2,818,865
Dick’s Sporting Goods, Inc.	14,243	684,803
Dillard’s, Inc. Class A	2,270	143,055
Foot Locker, Inc.	44,845	1,392,437
Guess?, Inc.	27,916	872,375
HSN, Inc.	8,942	340,064

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2012

Investments	Shares	Value

MSC Industrial Direct Co. Class A	7,351	$612,191
Penske Automotive Group, Inc.	17,683	435,532
PetSmart, Inc.	13,430	768,465
PriceSmart, Inc.	3,002	218,576
PVH Corp.	1,559	139,266
Tractor Supply Co.	4,982	451,170
Wendy’s Co. (The)	65,330	327,303
Williams-Sonoma, Inc.	19,630	735,732
World Fuel Services Corp.	2,751	112,791

Total Retail		13,933,285
Savings & Loans – 3.9%
BankUnited, Inc.	25,906	647,650
Capitol Federal Financial, Inc.	46,665	553,447
First Niagara Financial Group, Inc.	231,909	2,281,985
Hudson City Bancorp, Inc.	304,436	2,225,427
New York Community Bancorp, Inc.(a)	385,350	5,360,218
People’s United Financial, Inc.	193,816	2,566,124

Total Savings & Loans		13,634,851
Software – 0.8%
Broadridge Financial Solutions, Inc.	37,286	891,508
Dun & Bradstreet Corp. (The)(a)	10,474	887,462
Quality Systems, Inc.	12,399	542,208
Solera Holdings, Inc.	6,488	297,735

Total Software		2,618,913
Telecommunications – 4.4%
ADTRAN, Inc.	8,317	259,407
Frontier Communications Corp.(a)	1,603,688	6,687,379
Harris Corp.(a)	39,704	1,789,856
InterDigital, Inc.	4,919	171,477
Virgin Media, Inc.	22,837	570,468
Windstream Corp.	477,788	5,594,898

Total Telecommunications		15,073,485
Textiles – 0.3%
Cintas Corp.	24,563	960,905
Toys/Games/Hobbies – 0.5%
Hasbro, Inc.	47,917	1,759,512
Transportation – 0.8%
Bristow Group, Inc.	5,274	251,728
JB Hunt Transport Services, Inc.	14,787	803,969
Landstar System, Inc.	2,345	135,353
Ryder System, Inc.	12,306	649,757
Tidewater, Inc.	11,531	622,905
Werner Enterprises, Inc.	6,679	166,040

Total Transportation		2,629,752
Trucking & Leasing – 0.2%
GATX Corp.	13,869	558,921
Water – 0.8%
American Water Works Co., Inc.	55,459	1,887,270
Aqua America, Inc.	45,423	1,012,478

Total Water		2,899,748
TOTAL COMMON STOCKS (Cost: $305,676,278)		343,402,329

EXCHANGE-TRADED FUND – 0.5%
WisdomTree LargeCap Dividend Fund(b)
(Cost: $1,573,589)	34,971	$1,852,064
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.2%
MONEY MARKET FUND – 8.2%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $28,326,236)(d)	28,326,236	28,326,236
TOTAL INVESTMENTS IN SECURITIES – 108.0% (Cost: $335,576,103)		373,580,629
Liabilities in Excess of Other Assets – (8.0)%		(27,617,537)

NET ASSETS – 100.0%		$345,963,092
(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company. (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $27,592,022 and the total market value of the collateral held by the Fund was $28,326,236.

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 108.1%
COMMON STOCKS – 99.1%
Advertising – 0.2%
Harte-Hanks, Inc.	50,294	$455,161
Marchex, Inc. Class B	7,077	31,563

Total Advertising		486,724
Aerospace/Defense – 0.5%
AAR Corp.	16,893	308,297
Cubic Corp.	2,686	126,994
Curtiss-Wright Corp.	10,666	394,749
HEICO Corp.	803	41,427
HEICO Corp. Class A	1,760	70,664
Kaman Corp.	14,692	498,793
National Presto Industries, Inc.(a)	1,760	133,514

Total Aerospace/Defense		1,574,438
Agriculture – 1.4%
Andersons, Inc. (The)	4,570	222,513
Griffin Land & Nurseries, Inc.	1,786	47,168
Limoneira Co.	2,074	35,030
Universal Corp.	25,606	1,193,240
Vector Group Ltd.(a)	171,889	3,045,873

Total Agriculture		4,543,824
Airlines – 0.1%
SkyWest, Inc.	15,679	173,253
Apparel – 0.4%
Cherokee, Inc.	13,091	149,106
Jones Group, Inc. (The)	41,173	517,133
Oxford Industries, Inc.	4,958	251,965
R.G. Barry Corp.	6,003	73,237
Weyco Group, Inc.	7,067	167,488

Total Apparel		1,158,929
Auto Parts & Equipment – 0.7%
Cooper Tire & Rubber Co.	47,684	725,750
Douglas Dynamics, Inc.	29,570	406,588
Miller Industries, Inc.	8,083	136,764
Spartan Motors, Inc.	16,867	89,226
Standard Motor Products, Inc.	7,711	136,793
Superior Industries International, Inc.	27,225	531,977
Titan International, Inc.	1,247	29,492

Total Auto Parts & Equipment		2,056,590
Banks – 12.7%
1st Source Corp.	15,337	375,296
Alliance Financial Corp.	4,766	144,457
American National Bankshares, Inc.	8,874	189,016
Ames National Corp.(a)	6,196	147,465
Arrow Financial Corp.	11,838	288,847
BancFirst Corp.	10,958	477,330
BancorpSouth, Inc.(a)	10,485	141,233
Bank of Kentucky Financial Corp.(a)	4,658	119,850
Bank of Marin Bancorp(a)	2,339	88,905
Bank of the Ozarks, Inc.	11,595	362,460
Banner Corp.	938	20,664

Boston Private Financial Holdings, Inc.	9,782	$96,940
Bridge Bancorp, Inc.(a)	7,457	156,373
Bryn Mawr Bank Corp.	9,586	215,110
Camden National Corp.	5,868	206,260
Cardinal Financial Corp.	7,547	85,281
Cass Information Systems, Inc.(a)	4,134	165,153
Cathay General Bancorp	5,486	97,102
Center Bancorp, Inc.	4,532	45,456
Centerstate Banks, Inc.(a)	4,640	37,862
Century Bancorp, Inc. Class A	1,444	39,421
Chemical Financial Corp.	26,240	615,066
Citizens & Northern Corp.	10,131	202,620
City Holding Co.(a)	15,145	525,834
CNB Financial Corp.(a)	11,089	185,297
CoBiz Financial, Inc.	6,227	44,025
Columbia Banking System, Inc.(a)	16,812	382,977
Community Bank System, Inc.	34,818	1,002,062
Community Trust Bancorp, Inc.	16,437	527,135
CVB Financial Corp.	90,151	1,058,373
Enterprise Bancorp, Inc.(a)	6,424	105,611
Enterprise Financial Services Corp.	5,921	69,513
FNB Corp.(a)	136,761	1,652,073
Financial Institutions, Inc.(a)	10,647	172,162
First Bancorp	11,176	122,154
First Bancorp, Inc.	12,498	185,345
First Busey Corp.(a)	63,745	314,900
First Citizens BancShares, Inc. Class A	1,471	268,737
First Commonwealth Financial Corp.	63,747	390,132
First Community Bancshares, Inc.	13,635	182,164
First Connecticut Bancorp, Inc.	3,769	49,713
First Financial Bancorp	96,335	1,666,596
First Financial Bankshares, Inc.(a)	23,069	812,260
First Financial Corp.	8,802	279,464
First Interstate Bancsystem, Inc.	14,435	211,040
First Merchants Corp.	3,124	38,550
First Midwest Bancorp, Inc.	7,609	91,156
First of Long Island Corp. (The)	7,130	188,945
German American Bancorp, Inc.(a)	8,885	172,636
Glacier Bancorp, Inc.	78,123	1,167,158
Great Southern Bancorp, Inc.	10,274	246,576
Heartland Financial USA, Inc.(a)	9,554	165,666
Heritage Financial Corp.	5,560	75,616
Home Bancshares, Inc.	9,079	241,592
Hudson Valley Holding Corp.	17,573	283,453
Iberiabank Corp.	19,915	1,064,855
Independent Bank Corp.	15,281	439,023
International Bancshares Corp.	35,643	753,849
Lakeland Bancorp, Inc.	17,014	167,588
Lakeland Financial Corp.	9,449	245,957
MainSource Financial Group, Inc.	2,522	30,390
MB Financial, Inc.(a)	3,164	66,412
Merchants Bancshares, Inc.	5,952	167,727
Midsouth Bancorp, Inc.(a)	4,447	60,479
National Bankshares, Inc.(a)	6,241	187,854

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

National Penn Bancshares, Inc.(a)	71,094	$629,182
NBT Bancorp, Inc.	30,329	669,664
Old National Bancorp	55,583	730,361
Pacific Continental Corp.	10,109	95,227
PacWest Bancorp	34,525	838,958
Park National Corp.(a)	23,095	1,597,481
Penns Woods Bancorp, Inc.(a)	4,481	183,183
Peoples Bancorp, Inc.(a)	6,810	119,447
PrivateBancorp, Inc.	7,725	117,188
Renasant Corp.(a)	28,592	465,478
Republic Bancorp, Inc. Class A	11,905	284,768
S&T Bancorp, Inc.(a)	21,507	466,487
S.Y. Bancorp, Inc.	11,343	263,158
Sandy Spring Bancorp, Inc.	13,303	241,716
SCBT Financial Corp.	8,010	262,007
Sierra Bancorp	9,111	89,561
Simmons First National Corp. Class A	11,539	298,052
Southside Bancshares, Inc.	12,735	281,444
StellarOne Corp.	7,711	91,530
Sterling Bancorp	31,905	305,969
Susquehanna Bancshares, Inc.	76,284	753,686
Synovus Financial Corp.(a)	558,262	1,144,437
Tompkins Financial Corp.(a)	9,772	391,466
TowneBank	17,785	239,920
Trico Bancshares	9,267	161,431
TrustCo Bank Corp.	111,350	635,809
Trustmark Corp.	64,107	1,601,393
UMB Financial Corp.	22,984	1,028,189
Umpqua Holdings Corp.	62,865	852,449
Union First Market Bankshares Corp.	13,122	183,708
United Bankshares, Inc.(a)	54,263	1,566,030
Univest Corp. of Pennsylvania	22,698	380,872
Washington Banking Co.	6,386	88,191
Washington Trust Bancorp, Inc.	14,221	343,295
WesBanco, Inc.	22,144	445,980
West Bancorp., Inc.	11,989	119,770
Westamerica Bancorp.	24,449	1,173,552
Wintrust Financial Corp.	5,874	210,230

Total Banks		39,732,485
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	3,084	193,490
Biotechnology – 0.7%
PDL BioPharma, Inc.(a)	331,594	2,105,622
Building Materials – 0.6%
AAON, Inc.(a)	6,673	134,728
Apogee Enterprises, Inc.	20,351	263,545
Comfort Systems USA, Inc.(a)	17,209	187,750
Eagle Materials, Inc.	19,177	666,401
Griffon Corp.	13,073	139,881
LSI Industries, Inc.	23,007	168,641
Quanex Building Products Corp.	10,398	183,317
Universal Forest Products, Inc.	6,676	230,189

Total Building Materials		1,974,452

Chemicals – 1.7%
A. Schulman, Inc.	23,145	$625,378
Aceto Corp.	19,466	184,732
American Vanguard Corp.	5,654	122,635
Balchem Corp.	2,617	79,164
H.B. Fuller Co.	16,780	550,887
Hawkins, Inc.	4,301	159,997
Innophos Holdings, Inc.	10,882	545,406
KMG Chemicals, Inc.	1,633	29,476
Minerals Technologies, Inc.(a)	1,507	98,573
Oil-Dri Corp. of America(a)	4,197	89,354
Olin Corp.	81,092	1,763,751
PolyOne Corp.	33,535	482,904
Quaker Chemical Corp.	8,418	332,090
Stepan Co.	3,547	311,427
Zep, Inc.	5,509	79,330

Total Chemicals		5,455,104
Commercial Services – 4.3%
ABM Industries, Inc.	34,514	838,690
Advance America, Cash Advance Centers, Inc.	42,766	448,615
Arbitron, Inc.	7,289	269,547
Barrett Business Services, Inc.	5,356	106,210
Brink’s Co. (The)(a)	18,749	447,539
Carriage Services, Inc.	7,667	57,886
CDI Corp.	18,080	324,174
Chemed Corp.	6,239	391,061
Collectors Universe, Inc.	18,099	312,027
Corporate Executive Board Co. (The)(a)	12,976	558,098
Deluxe Corp.(a)	57,344	1,342,996
Electro Rent Corp.	28,339	521,721
Great Lakes Dredge & Dock Corp.	21,834	157,641
Healthcare Services Group, Inc.	57,775	1,228,874
Heartland Payment Systems, Inc.(a)	6,251	180,279
Heidrick & Struggles International, Inc.	10,624	234,047
Insperity, Inc.	15,320	469,405
Intersections, Inc.	31,012	396,333
Kelly Services, Inc. Class A	12,619	201,778
Landauer, Inc.	10,005	530,465
Lincoln Educational Services Corp.	20,478	161,981
Mac-Gray Corp.	5,573	84,320
Matthews International Corp. Class A	7,921	250,620
MAXIMUS, Inc.	7,032	285,991
McGrath Rentcorp	19,714	633,017
Monro Muffler Brake, Inc.	6,608	274,166
Multi-Color Corp.	3,002	67,575
National American University Holdings, Inc.	10,988	69,224
National Research Corp.	3,973	170,601
Quad Graphics, Inc.(a)	45,036	626,000
Resources Connection, Inc.	21,933	308,159
Stewart Enterprises, Inc. Class A(a)	51,448	312,289
Strayer Education, Inc.(a)	12,931	1,219,135
Viad Corp.	4,346	84,443

Total Commercial Services		13,564,907

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

Computers – 0.5%
j2 Global, Inc.(a)	35,595	$1,020,865
MTS Systems Corp.	9,753	517,787
Rimage Corp.	14,241	142,552

Total Computers		1,681,204
Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	12,639	198,306
Distribution/Wholesale – 0.6%
Core-Mark Holding Co., Inc.	4,815	197,126
Houston Wire & Cable Co.	11,644	161,735
Pool Corp.	22,540	843,447
United Stationers, Inc.(a)	17,363	538,774

Total Distribution/Wholesale		1,741,082
Diversified Financial Services – 4.0%
Artio Global Investors, Inc.(a)	64,746	308,838
Asta Funding, Inc.	4,331	35,384
BGC Partners, Inc. Class A(a)	266,862	1,972,110
Calamos Asset Management, Inc. Class A	13,939	182,740
Cohen & Steers, Inc.	23,044	735,104
Duff & Phelps Corp. Class A	16,157	251,080
Edelman Financial Group, Inc.	20,287	134,097
Epoch Holding Corp.	7,998	190,992
Evercore Partners, Inc. Class A	19,889	578,173
Federal Agricultural Mortgage Corp. Class C	2,357	53,504
FXCM, Inc. Class A	8,474	110,077
Gain Capital Holdings, Inc.	24,152	121,243
GAMCO Investors, Inc. Class A	543	26,938
GFI Group, Inc.	139,849	525,832
Greenhill & Co., Inc.(a)	33,059	1,442,695
Horizon Technology Finance Corp.	21,019	349,126
Interactive Brokers Group, Inc. Class A	29,700	504,900
Janus Capital Group, Inc.	149,714	1,333,952
JMP Group, Inc.	8,436	62,258
KBW, Inc.(a)	11,112	205,572
MarketAxess Holdings, Inc.	11,503	428,947
Marlin Business Services Corp.	5,409	81,460
Medley Capital Corp.	42,725	481,511
Nelnet, Inc. Class A	14,430	373,881
Oppenheimer Holdings, Inc. Class A	8,752	151,847
Pzena Investment Management, Inc. Class A	5,930	34,690
Solar Senior Capital Ltd.	14,779	238,090
US Global Investors, Inc. Class A	12,367	89,661
Walter Investment Management Corp.(a)	60,929	1,373,949
Westwood Holdings Group, Inc.	7,163	277,423

Total Diversified Financial Services		12,656,074
Electric – 3.8%
ALLETE, Inc.	39,762	1,649,725
Avista Corp.	61,474	1,572,505
Black Hills Corp.(a)	43,315	1,452,352
Central Vermont Public Service Corp.	8,327	293,111
CH Energy Group, Inc.	14,286	953,305
El Paso Electric Co.	25,432	826,286

MGE Energy, Inc.	19,039	$845,141
NorthWestern Corp.	37,052	1,313,864
Otter Tail Corp.(a)	48,334	1,048,848
Unisource Energy Corp.	40,902	1,495,786
Unitil Corp.	12,792	343,209

Total Electric		11,794,132
Electrical Components & Equipment – 0.3%
Belden, Inc.	6,987	264,877
Encore Wire Corp.	1,757	52,236
Graham Corp.	1,048	22,941
Insteel Industries, Inc.	4,647	56,461
Littelfuse, Inc.	9,388	588,627
Vicor Corp.	13,682	109,456

Total Electrical Components & Equipment		1,094,598
Electronics – 1.1%
American Science & Engineering, Inc.	6,241	418,459
Analogic Corp.	2,161	145,954
Badger Meter, Inc.(a)	8,720	296,393
Bel Fuse, Inc. Class B	3,465	61,227
Brady Corp. Class A	28,118	909,617
CTS Corp.	11,631	122,358
Daktronics, Inc.	11,384	101,204
DDi Corp.	22,687	276,781
ESCO Technologies, Inc.	7,843	288,387
Methode Electronics, Inc.	29,008	269,194
Park Electrochemical Corp.	7,563	228,630
Watts Water Technologies, Inc. Class A	8,891	362,308

Total Electronics		3,480,512
Energy-Alternate Sources – 0.1%
FutureFuel Corp.(a)	31,196	342,532
Engineering & Construction – 0.2%
Granite Construction, Inc.	20,526	589,917
VSE Corp.	1,463	36,297

Total Engineering & Construction		626,214
Entertainment – 0.8%
Churchill Downs, Inc.	4,248	237,463
International Speedway Corp. Class A	4,734	131,368
National CineMedia, Inc.	96,777	1,480,688
Speedway Motorsports, Inc.	30,764	574,672

Total Entertainment		2,424,191
Environmental Control – 0.5%
Met-Pro Corp.(a)	10,726	113,267
Mine Safety Appliances Co.(a)	28,202	1,158,538
U.S. Ecology, Inc.	17,926	389,711

Total Environmental Control		1,661,516
Food – 2.1%
Arden Group, Inc. Class A	786	71,440
B&G Foods, Inc.	46,735	1,052,005
Calavo Growers, Inc.(a)	7,513	201,198
Cal-Maine Foods, Inc.(a)	2,706	103,532
Ingles Markets, Inc. Class A	13,496	238,070

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

J&J Snack Foods Corp.	4,003	$209,997
Nash Finch Co.	7,101	201,810
Sanderson Farms, Inc.(a)	7,098	376,407
Snyders-Lance, Inc.	49,275	1,273,759
Spartan Stores, Inc.	8,084	146,482
SUPERVALU, Inc.(a)	250,264	1,429,007
Tootsie Roll Industries, Inc.(a)	12,064	276,386
Village Super Market, Inc. Class A	2,446	77,269
Weis Markets, Inc.	19,362	844,183

Total Food		6,501,545
Forest Products & Paper – 0.5%
Buckeye Technologies, Inc.	7,308	248,253
Deltic Timber Corp.	1,545	97,783
Neenah Paper, Inc.	8,152	242,440
Orchids Paper Products Co.	8,818	158,636
PH Glatfelter Co.	26,279	414,683
Schweitzer-Mauduit International, Inc.	3,505	242,055
Wausau Paper Corp.	16,940	158,897

Total Forest Products & Paper		1,562,747
Gas – 0.7%
Chesapeake Utilities Corp.	7,305	300,382
Laclede Group, Inc. (The)	22,499	877,911
Northwest Natural Gas Co.	24,771	1,124,603

Total Gas		2,302,896
Hand/Machine Tools – 0.1%
Franklin Electric Co., Inc.	6,953	341,184
Hardinge, Inc.	2,492	23,574

Total Hand/Machine Tools		364,758
Healthcare-Products – 0.6%
Atrion Corp.	388	81,561
Cantel Medical Corp.	3,320	83,299
Female Health Co. (The)(a)	26,921	145,912
Invacare Corp.	2,333	38,658
Meridian Bioscience, Inc.	40,257	780,181
West Pharmaceutical Services, Inc.	15,900	676,227
Young Innovations, Inc.	1,008	31,167

Total Healthcare-Products		1,837,005
Healthcare-Services – 0.3%
Assisted Living Concepts, Inc. Class A	13,714	227,789
Ensign Group, Inc. (The)	4,477	121,595
National Healthcare Corp.	9,646	439,472
U.S. Physical Therapy, Inc.	4,572	105,385

Total Healthcare-Services		894,241
Holding Companies-Diversified – 0.1%
Primoris Services Corp.	10,061	161,580
Home Builders – 1.2%
KB Home(a)	66,242	589,554
Lennar Corp. Class B	8,199	183,248
MDC Holdings, Inc.(a)	69,481	1,791,915
Ryland Group, Inc. (The)	8,752	168,738
Thor Industries, Inc.	34,726	1,095,953

Total Home Builders		3,829,408

Home Furnishings – 0.2%
Ethan Allen Interiors, Inc.	8,627	$218,436
Hooker Furniture Corp.	9,572	130,658
Kimball International, Inc. Class B	22,718	156,981

Total Home Furnishings		506,075
Household Products/Wares – 0.5%
American Greetings Corp. Class A	32,842	503,796
Blyth, Inc.	727	54,401
CSS Industries, Inc.	7,245	140,988
Ennis, Inc.(a)	28,880	456,882
WD-40 Co.	10,588	480,166

Total Household Products/Wares		1,636,233
Housewares – 0.0%
Lifetime Brands, Inc.	2,355	26,470
Insurance – 3.7%
American Equity Investment Life Holding Co.	15,949	203,669
Baldwin & Lyons, Inc. Class B	12,956	289,955
Crawford & Co. Class A	20,795	81,101
Crawford & Co. Class B	7,825	38,342
Delphi Financial Group, Inc. Class A	22,275	997,252
Donegal Group, Inc. Class A	15,605	213,320
EMC Insurance Group, Inc.	11,854	238,147
Employers Holdings, Inc.	11,447	202,726
FBL Financial Group, Inc. Class A	8,455	284,934
First American Financial Corp.	49,411	821,705
Horace Mann Educators Corp.	31,879	561,708
Independence Holding Co.(a)	2,482	24,721
Infinity Property & Casualty Corp.	3,580	187,341
Kansas City Life Insurance Co.(a)	9,143	294,405
Life Partners Holdings, Inc.	58,434	237,826
Meadowbrook Insurance Group, Inc.	23,494	219,199
National Interstate Corp.	6,822	174,507
National Western Life Insurance Co. Class A	230	31,480
Presidential Life Corp.	17,416	199,065
Radian Group, Inc.(a)	14,469	62,940
RLI Corp.(a)	8,397	601,561
Safety Insurance Group, Inc.	18,279	761,138
SeaBright Holdings, Inc.	14,615	132,850
Selective Insurance Group, Inc.	39,068	687,987
StanCorp Financial Group, Inc.	27,097	1,109,351
State Auto Financial Corp.	46,938	685,764
Stewart Information Services Corp.(a)	2,437	34,630
Symetra Financial Corp.	75,498	870,492
Tower Group, Inc.	35,310	792,003
United Fire Group, Inc.	18,489	330,768
Universal Insurance Holdings, Inc.	81,895	318,572

Total Insurance		11,689,459
Internet – 0.7%
Earthlink, Inc.	84,616	676,082
Keynote Systems, Inc.	4,946	97,733
Nutrisystem, Inc.(a)	36,697	412,107
PC-Tel, Inc.	7,323	48,698

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

United Online, Inc.	164,533	$804,566

Total Internet		2,039,186
Investment Companies – 8.3%
Apollo Investment Corp.	833,353	5,975,141
Arlington Asset Investment Corp. Class A	27,273	605,461
BlackRock Kelso Capital Corp.	213,198	2,093,604
Capital Southwest Corp.	883	83,488
Fifth Street Finance Corp.(a)	231,961	2,263,939
Gladstone Capital Corp.	54,183	439,424
Golub Capital BDC, Inc.(a)	42,217	644,654
Kohlberg Capital Corp.	60,679	419,292
Main Street Capital Corp.(a)	52,274	1,287,509
MCG Capital Corp.	306,626	1,303,160
Medallion Financial Corp.	27,030	301,655
MVC Capital, Inc.	22,292	292,694
New Mountain Finance Corp.	23,332	320,582
NGP Capital Resources Co.	50,187	328,725
PennantPark Investment Corp.	120,598	1,254,219
Prospect Capital Corp.	350,149	3,844,636
Solar Capital Ltd.	96,243	2,124,083
THL Credit, Inc.	47,985	617,087
TICC Capital Corp.	91,065	886,973
Triangle Capital Corp.(a)	55,426	1,094,663

Total Investment Companies		26,180,989
Iron/Steel – 0.2%
AK Steel Holding Corp.(a)	69,939	528,739
Schnitzer Steel Industries, Inc. Class A	787	31,397

Total Iron/Steel		560,136
Leisure Time – 0.0%
Callaway Golf Co.	12,199	82,465
Lodging – 0.2%
Ameristar Casinos, Inc.	19,201	357,715
Marcus Corp.	13,466	168,998

Total Lodging		526,713
Machinery-Diversified – 1.4%
Alamo Group, Inc.	2,445	73,497
Albany International Corp. Class A	14,666	336,585
Applied Industrial Technologies, Inc.	22,998	945,908
Briggs & Stratton Corp.(a)	34,936	626,403
Cascade Corp.	5,987	300,068
Cognex Corp.	11,748	497,645
Gorman-Rupp Co. (The)	6,574	191,829
Lindsay Corp.(a)	2,093	138,703
Manitowoc Co., Inc. (The)	29,057	402,730
NACCO Industries, Inc. Class A	4,298	500,158
Tennant Co.	7,856	345,664
Twin Disc, Inc.(a)	2,493	65,042

Total Machinery-Diversified		4,424,232
Media – 1.3%
Belo Corp. Class A	79,931	573,105
CBS Corp. Class A	16,391	560,900

Courier Corp.	22,638	$262,601
Meredith Corp.(a)	43,914	1,425,448
Scholastic Corp.	11,148	393,302
Sinclair Broadcast Group, Inc. Class A	58,051	642,044
World Wrestling Entertainment, Inc. Class A(a)	33,399	296,249

Total Media		4,153,649
Metal Fabricate/Hardware – 1.1%
Ampco-Pittsburgh Corp.	9,107	183,324
CIRCOR International, Inc.	1,883	62,647
Dynamic Materials Corp.	2,579	54,443
Eastern Co. (The)(a)	2,670	53,400
Haynes International, Inc.	4,878	309,021
Kaydon Corp.	21,340	544,383
L.B. Foster Co. Class A	870	24,804
Lawson Products, Inc.	5,972	90,237
Mueller Industries, Inc.	9,766	443,865
Mueller Water Products, Inc. Class A	128,358	427,432
Olympic Steel, Inc.	887	21,288
Sun Hydraulics Corp.	10,554	276,093
Worthington Industries, Inc.(a)	51,364	985,161

Total Metal Fabricate/Hardware		3,476,098
Mining – 0.8%
AMCOL International Corp.	20,747	611,829
Globe Specialty Metals, Inc.	27,504	408,985
Gold Resource Corp.	35,269	857,389
Kaiser Aluminum Corp.(a)	10,351	489,188
Noranda Aluminum Holding Corp.	23,639	235,681

Total Mining		2,603,072
Miscellaneous Manufacturing – 1.8%
A.O. Smith Corp.(a)	15,719	706,569
Actuant Corp. Class A	3,038	88,072
AZZ, Inc.	6,966	359,724
Barnes Group, Inc.	23,038	606,130
Chase Corp.(a)	5,998	94,469
Hillenbrand, Inc.	53,991	1,239,093
John Bean Technologies Corp.	12,434	201,431
Koppers Holdings, Inc.	13,866	534,673
Movado Group, Inc.	2,788	68,445
Myers Industries, Inc.	17,531	258,582
NL Industries, Inc.(a)	45,760	681,824
Raven Industries, Inc.	5,311	324,024
Standex International Corp.	2,520	103,799
Sturm Ruger & Co., Inc.	7,828	384,355
Tredegar Corp.	6,380	124,984

Total Miscellaneous Manufacturing		5,776,174
Office Furnishings – 0.9%
CompX International, Inc.	1,931	26,860
Herman Miller, Inc.	6,082	139,643
HNI Corp.	41,409	1,149,100
Interface, Inc. Class A	10,178	141,983
Knoll, Inc.	32,846	546,558
Steelcase, Inc. Class A	74,179	712,118

Total Office Furnishings		2,716,262

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

Oil & Gas – 0.4%
Adams Resources & Energy, Inc.	2,025	$115,790
Alon USA Energy, Inc.	25,266	228,657
Delek US Holdings, Inc.	19,660	304,927
Panhandle Oil and Gas, Inc. Class A	1,639	48,318
Penn Virginia Corp.	50,817	231,217
W&T Offshore, Inc.(a)	13,914	293,307

Total Oil & Gas		1,222,216
Oil & Gas Services – 0.5%
Gulf Island Fabrication, Inc.	2,959	86,610
Targa Resources Corp.	32,814	1,491,396

Total Oil & Gas Services		1,578,006
Packaging & Containers – 1.0%
Greif, Inc. Class A	23,355	1,306,012
Greif, Inc. Class B(a)	31,305	1,777,185

Total Packaging & Containers		3,083,197
Pipelines – 0.2%
Crosstex Energy, Inc.	37,192	525,895
Private Equity – 0.5%
Fidus Investment Corp.	21,737	304,536
Gladstone Investment Corp.	43,988	332,989
Hercules Technology Growth Capital, Inc.	97,574	1,081,120

Total Private Equity		1,718,645
Real Estate – 0.6%
Consolidated-Tomoka Land Co.(a)	266	7,914
Kennedy-Wilson Holdings, Inc.	18,687	252,275
Sovran Self Storage, Inc.	29,803	1,485,083

Total Real Estate		1,745,272
Real Estate Investment Trusts (REITs) – 20.1%
Acadia Realty Trust	38,355	864,522
Agree Realty Corp.	14,940	337,345
American Assets Trust, Inc.	39,440	899,232
Ashford Hospitality Trust, Inc.	84,111	757,840
Associated Estates Realty Corp.	45,036	735,888
Brandywine Realty Trust	228,655	2,624,959
Campus Crest Communities, Inc.	46,869	546,493
CapLease, Inc.	99,348	400,372
Cedar Realty Trust, Inc.	142,466	729,426
Chatham Lodging Trust	22,149	281,071
Chesapeake Lodging Trust	40,403	726,042
Cogdell Spencer, Inc.	124,954	529,805
CommonWealth REIT	243,972	4,542,759
Coresite Realty Corp.	15,190	358,332
Corporate Office Properties Trust	133,464	3,097,699
Cousins Properties, Inc.	75,527	572,495
Cubesmart	82,156	977,656
DCT Industrial Trust, Inc.	356,603	2,103,958
DiamondRock Hospitality Co.	143,188	1,473,404
DuPont Fabros Technology, Inc.	31,194	762,693
EastGroup Properties, Inc.	33,185	1,666,551
Education Realty Trust, Inc.	65,996	715,397

Excel Trust, Inc.	38,865	$469,489
First Potomac Realty Trust	79,110	956,440
Franklin Street Properties Corp.	146,879	1,556,917
Gladstone Commercial Corp.	22,871	393,610
Glimcher Realty Trust	120,212	1,228,567
Government Properties Income Trust	86,443	2,084,141
Healthcare Realty Trust, Inc.	127,542	2,805,924
Hersha Hospitality Trust	213,885	1,167,812
Hudson Pacific Properties, Inc.	30,152	456,200
Inland Real Estate Corp.	166,742	1,479,001
Investors Real Estate Trust	142,895	1,098,863
Kite Realty Group Trust	84,741	446,585
Lexington Realty Trust	254,833	2,290,949
LTC Properties, Inc.	41,859	1,339,488
Medical Properties Trust, Inc.	228,756	2,122,856
Mission West Properties, Inc.	36,208	357,011
Monmouth Real Estate Investment Corp. Class A	59,256	577,153
National Health Investors, Inc.	37,721	1,840,030
One Liberty Properties, Inc.	26,931	492,837
Parkway Properties, Inc.	15,977	167,439
Pebblebrook Hotel Trust	32,222	727,573
Pennsylvania Real Estate Investment Trust	82,340	1,257,332
Potlatch Corp.(a)	65,331	2,047,474
PS Business Parks, Inc.	19,149	1,255,025
Ramco-Gershenson Properties Trust	65,014	794,471
Retail Opportunity Investments Corp.(a)	42,099	506,872
Sabra Health Care REIT, Inc.	104,843	1,723,619
Saul Centers, Inc.	19,556	789,280
STAG Industrial, Inc.	34,927	487,581
Summit Hotel Properties, Inc.	31,984	242,439
Sun Communities, Inc.	38,784	1,680,511
Terreno Realty Corp.	6,068	86,833
UMH Properties, Inc.	27,706	303,658
Universal Health Realty Income Trust	19,896	788,478
Urstadt Biddle Properties, Inc. Class A	28,693	566,400
Whitestone REIT Class B	20,411	266,159
Winthrop Realty Trust	54,670	633,625

Total Real Estate Investment Trusts (REITs)		63,192,581
Retail – 3.1%
bebe Stores, Inc.	24,551	226,606
Big 5 Sporting Goods Corp.	16,195	126,969
Bob Evans Farms, Inc.	22,002	829,915
Brown Shoe Co., Inc.	33,535	309,528
Cash America International, Inc.(a)	2,135	102,331
Cato Corp. (The) Class A	24,972	690,226
CEC Entertainment, Inc.	11,991	454,579
Cracker Barrel Old Country Store, Inc.	11,037	615,865
Destination Maternity Corp.	14,000	259,980
DSW, Inc. Class A	10,240	560,845
Einstein Noah Restaurant Group, Inc.	13,595	202,837
Finish Line, Inc. (The) Class A	11,879	252,072
Fred’s, Inc. Class A	13,271	193,889
Group 1 Automotive, Inc.	5,632	316,349
Hot Topic, Inc.	40,261	408,649

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

Lithia Motors, Inc. Class A	6,559	$171,846
Men’s Wearhouse, Inc. (The)	18,709	725,348
PEP Boys-Manny Moe & Jack (The)	14,460	215,743
PetMed Express, Inc.(a)	25,573	316,594
PF Chang’s China Bistro, Inc.	17,335	685,079
RadioShack Corp.(a)	117,141	728,617
Regis Corp.	20,630	380,211
Sonic Automotive, Inc. Class A(a)	6,517	116,719
Stage Stores, Inc.	19,086	309,957
Texas Roadhouse, Inc.	37,433	622,885
Winmark Corp.	371	21,496

Total Retail		9,845,135
Savings & Loans – 3.2%
Astoria Financial Corp.(a)	150,482	1,483,753
Bank Mutual Corp.	12,940	52,278
BankFinancial Corp.	25,207	166,870
Berkshire Hills Bancorp, Inc.	16,766	384,277
Brookline Bancorp, Inc.	70,263	658,364
Clifton Savings Bancorp, Inc.(a)	15,386	160,476
Dime Community Bancshares, Inc.	40,423	590,580
ESB Financial Corp.	9,707	139,975
ESSA Bancorp, Inc.	5,382	52,744
First Defiance Financial Corp.	3,194	53,851
First Financial Holdings, Inc.	9,554	105,094
First PacTrust Bancorp, Inc.(a)	10,544	125,684
Flushing Financial Corp.	31,395	422,577
Fox Chase Bancorp, Inc.	1,949	25,337
Home Federal Bancorp, Inc.	8,803	89,174
Kaiser Federal Financial Group, Inc.	4,322	60,465
Kearny Financial Corp.	33,540	327,015
Northfield Bancorp, Inc.(a)	16,515	234,843
Northwest Bancshares, Inc.	85,137	1,081,240
OceanFirst Financial Corp.	16,146	229,919
Oritani Financial Corp.	43,976	645,568
Provident Financial Holdings, Inc.	3,364	36,768
Provident Financial Services, Inc.	54,162	786,974
Provident New York Bancorp(a)	31,595	267,294
Rockville Financial, Inc.	19,801	230,682
Roma Financial Corp.	23,914	234,118
Territorial Bancorp, Inc.	4,663	97,037
United Financial Bancorp, Inc.	8,487	134,264
ViewPoint Financial Group	12,482	191,973
Washington Federal, Inc.	48,371	813,600
Westfield Financial, Inc.	21,558	170,524
WSFS Financial Corp.	2,711	111,151

Total Savings & Loans		10,164,469
Semiconductors – 1.2%
Brooks Automation, Inc.	51,090	629,940
Cohu, Inc.	11,860	134,848
Intersil Corp. Class A(a)	144,266	1,615,779
Micrel, Inc.	23,093	236,934
MKS Instruments, Inc.	28,940	854,598
Power Integrations, Inc.	3,973	147,478

Richardson Electronics Ltd.	5,261	$63,027

Total Semiconductors		3,682,604
Software – 0.9%
American Software, Inc. Class A	22,767	195,341
Blackbaud, Inc.	18,337	609,338
Computer Programs & Systems, Inc.	8,377	473,468
Ebix, Inc.(a)	7,461	172,797
EPIQ Systems, Inc.	13,370	161,777
Fair Isaac Corp.	1,901	83,454
ManTech International Corp. Class A(a)	14,924	514,281
Opnet Technologies, Inc.(a)	6,870	199,230
Pegasystems, Inc.	3,462	132,110
Schawk, Inc.	15,563	194,693

Total Software		2,736,489
Telecommunications – 2.6%
Alaska Communications Systems Group, Inc.(a)	202,916	624,981
Atlantic Tele-Network, Inc.	8,652	314,587
Black Box Corp.	4,185	106,759
Communications Systems, Inc.	7,979	104,764
Comtech Telecommunications Corp.	22,088	719,627
Consolidated Communications Holdings, Inc.	59,538	1,168,731
HickoryTech Corp.	16,588	171,520
IDT Corp. Class B	48,139	449,618
NTELOS Holdings Corp.	41,294	854,786
Plantronics, Inc.	6,274	252,591
Preformed Line Products Co.	1,816	118,948
Shenandoah Telecommunications Co.	16,646	185,603
SureWest Communications	10,814	243,856
Telephone & Data Systems, Inc.	49,803	1,152,940
Tellabs, Inc.	185,438	751,024
Telular Corp.	21,899	185,266
TESSCO Technologies, Inc.	7,820	199,175
USA Mobility, Inc.	37,851	527,264

Total Telecommunications		8,132,040
Textiles – 0.1%
G&K Services, Inc. Class A	8,290	283,518
UniFirst Corp.	940	57,857

Total Textiles		341,375
Toys/Games/Hobbies – 0.1%
JAKKS Pacific, Inc.(a)	14,784	257,981
Transportation – 1.1%
Alexander & Baldwin, Inc.	31,560	1,529,082
Arkansas Best Corp.	4,141	77,892
Celadon Group, Inc.	3,852	59,899
Con-way, Inc.	19,405	632,797
Forward Air Corp.	6,022	220,827
Heartland Express, Inc.	11,971	173,101
International Shipholding Corp.	13,161	303,888
Knight Transportation, Inc.	31,278	552,369
Marten Transport Ltd.	2,446	53,983

Total Transportation		3,603,838

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2012

Investments	Shares	Value

Trucking & Leasing – 0.7%
TAL International Group, Inc.	63,227	$2,321,063
Water – 0.7%
American States Water Co.	14,649	529,415
Artesian Resources Corp. Class A(a)	7,459	140,155
California Water Service Group	34,475	627,790
Connecticut Water Service, Inc.	7,057	199,642
Middlesex Water Co.	14,932	282,065
SJW Corp.	12,833	309,532
York Water Co.	9,097	157,378

Total Water		2,245,977
TOTAL COMMON STOCKS (Cost: $278,792,484)		310,968,355
EXCHANGE-TRADED FUND – 0.8%
WisdomTree MidCap Dividend Fund(b)
(Cost: $2,054,134)	41,732	2,349,094
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.2%
MONEY MARKET FUND – 8.2%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $25,788,985)(d)	25,788,985	25,788,985
TOTAL INVESTMENTS IN SECURITIES – 108.1% (Cost: $306,635,603)		339,106,434
Liabilities in Excess of Other Assets – (8.1)%		(25,315,427)

NET ASSETS – 100.0%		$313,791,007
(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company. (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $25,039,345 and the total market value of the collateral held by the Fund was $25,788,985.

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2012

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex-Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost	$204,827,111	$404,830,914	$1,086,178,274	$1,212,143,855	$334,002,514	$304,581,469

Investment in affiliates, at cost (Note 7)	276,649	335,913	284,532	2,568,371	1,573,589	2,054,134
Investment in securities, at value (including securities on loan) (Note 2)[1]	247,484,524	439,716,166	1,211,422,930	1,329,196,555	371,728,565	336,757,340

Investment in affiliates, at value (Note 7)	378,355	394,979	327,795	3,185,106	1,852,064	2,349,094

Cash	—	—	—	10,062	920	5,034

Receivables:

Dividends and interest	501,705	1,273,020	2,470,337	3,781,706	819,888	1,068,911

Investment securities sold	216,452	866,286	2,713,118	—	—	—
Total Assets	248,581,036	442,250,451	1,216,934,180	1,336,173,429	374,401,437	340,180,379
LIABILITIES:

Due to custodian	26,781	807,235	1,736,896	—	—	—

Payables:

Investment securities purchased	—	—	—	—	—	502,304

Collateral for securities on loan (Note 2)	4,511,836	13,389,390	9,686,394	66,956,110	28,326,236	25,788,985

Advisory fees (Note 3)	56,177	134,692	291,599	401,126	110,817	96,949

Service fees (Note 2)	885	1,570	4,598	4,675	1,292	1,134
Total Liabilities	4,595,679	14,332,887	11,719,487	67,361,911	28,438,345	26,389,372
NET ASSETS	$243,985,357	$427,917,564	$1,205,214,693	$1,268,811,518	$345,963,092	$313,791,007
NET ASSETS:

Paid-in capital	$231,100,739	$461,009,925	$1,173,747,583	$1,245,198,001	$348,040,961	$336,607,062

Undistributed net investment income	156,833	373,665	683,066	1,487,436	423,490	319,163

Accumulated net realized loss on investments	(30,031,334)	(68,410,344)	(94,503,875)	(95,543,354)	(40,505,885)	(55,606,049)

Net unrealized appreciation on investments	42,759,119	34,944,318	125,287,919	117,669,435	38,004,526	32,470,831
NET ASSETS	$243,985,357	$427,917,564	$1,205,214,693	$1,268,811,518	$345,963,092	$313,791,007
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,600,000	9,550,000	22,750,000	23,150,000	6,150,000	6,400,000
Net asset value per share	$53.04	$44.81	$52.98	$54.81	$56.25	$49.03

[1]	Market value of securities out on loan were as follows: $4,389,977, $13,025,793, $9,444,278, $64,738,950, $27,592,022 and $25,039,345, respectively.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Year Ended March 31, 2012

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$6,194,050	$12,184,550	$27,689,172	$30,946,723	$8,613,827	$9,734,738

Dividends from affiliates (Note 7)	15,744	30,092	47,969	113,155	68,386	53,418

Interest	75	87	242	302	69	71

Securities lending income (Note 2)	45,424	134,956	181,915	611,784	130,248	240,813
Total investment income	6,255,293	12,349,685	27,919,298	31,671,964	8,812,530	10,029,040
EXPENSES:

Advisory fees (Note 3)	528,147	1,073,575	2,368,823	2,715,230	1,050,687	936,911

Service fees (Note 2)	8,300	12,431	37,224	31,440	12,166	10,848
Total expenses	536,447	1,086,006	2,406,047	2,746,670	1,062,853	947,759
Expense reimbursements/waivers (Note 3)	(1,466)	(4,704)	(6,009)	(12,198)	(8,496)	(6,978)
Net expenses	534,981	1,081,302	2,400,038	2,734,472	1,054,357	940,781
Net investment income	5,720,312	11,268,383	25,519,260	28,937,492	7,758,173	9,088,259
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(53,432)	3,426,029	(5,995,224)	(15,619,740)	(8,227,934)	(906,091)

Investment transactions from affiliates (Note 7)	93,749	(10,342)	75,453	488,174	153,600	183,063

In-kind redemptions	939,958	5,084,774	43,131,664	26,869,874	13,813,555	500,463

In-kind redemptions from affiliates (Note 7)	—	14,738	52,810	36,173	47,234	7,667
Net realized gain (loss)	980,275	8,515,199	37,264,703	11,774,481	5,786,455	(214,898)
Net change in unrealized appreciation on investments	18,940,324	27,794,701	61,341,297	86,085,337	8,737,342	5,721,351
Net realized and unrealized gain on investments	19,920,599	36,309,900	98,606,000	97,859,818	14,523,797	5,506,453
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,640,911	$47,578,283	$124,125,260	$126,797,310	$22,281,970	$14,594,712

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,720,312	$4,473,233	$11,268,383	$6,502,307	$25,519,260	$14,386,241

Net realized gain on investments	980,275	3,776,127	8,515,199	14,571,418	37,264,703	21,047,320

Net change in unrealized appreciation on investments	18,940,324	16,294,181	27,794,701	9,399,565	61,341,297	47,856,444
Net increase in net assets resulting from operations	25,640,911	24,543,541	47,578,283	30,473,290	124,125,260	83,290,005
DIVIDENDS:

Net investment income	(5,704,497)	(4,438,769)	(11,082,460)	(6,474,781)	(25,273,380)	(14,235,763)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	55,746,369	33,151,332	263,895,489	177,074,847	699,406,625	221,454,446

Cost of shares redeemed	(2,645,587)	(15,278,459)	(50,746,537)	(145,707,467)	(204,137,549)	(92,223,882)
Net increase in net assets resulting from capital share transactions	53,100,782	17,872,873	213,148,952	31,367,380	495,269,076	129,230,564
Net Increase in Net Assets	73,037,196	37,977,645	249,644,775	55,365,889	594,120,956	198,284,806
NET ASSETS:

Beginning of year	$170,948,161	$132,970,516	$178,272,789	$122,906,900	$611,093,737	$412,808,931

End of year	$243,985,357	$170,948,161	$427,917,564	$178,272,789	$1,205,214,693	$611,093,737
Undistributed net investment income included in net assets at end of year	$156,833	$138,984	$373,665	$188,355	$683,066	$481,347
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,500,000	3,100,000	4,400,000	3,500,000	12,650,000	9,700,000

Shares created	1,150,000	750,000	6,400,000	4,750,000	14,300,000	5,000,000

Shares redeemed	(50,000)	(350,000)	(1,250,000)	(3,850,000)	(4,200,000)	(2,050,000)
Shares outstanding, end of year	4,600,000	3,500,000	9,550,000	4,400,000	22,750,000	12,650,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$28,937,492	$10,687,261	$7,758,173	$5,901,079	$9,088,259	$7,763,523

Net realized gain (loss) on investments	11,774,481	33,084,584	5,786,455	13,120,941	(214,898)	17,055,165

Net change in unrealized appreciation on investments	86,085,337	16,420,742	8,737,342	19,534,938	5,721,351	9,067,962
Net increase in net assets resulting from operations	126,797,310	60,192,587	22,281,970	38,556,958	14,594,712	33,886,650
DIVIDENDS:

Net investment income	(27,628,769)	(10,527,617)	(7,571,610)	(5,778,694)	(9,064,912)	(7,366,770)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,032,619,697	255,440,000	142,423,733	169,491,298	62,381,645	121,807,365

Cost of shares redeemed	(206,358,511)	(152,000,000)	(67,722,877)	(67,838,212)	(2,291,885)	(54,879,905)
Net increase in net assets resulting from capital share transactions	826,261,186	103,440,000	74,700,856	101,653,086	60,089,760	66,927,460
Net Increase in Net Assets	925,429,727	153,104,970	89,411,216	134,431,350	65,619,560	93,447,340
NET ASSETS:

Beginning of year	$343,381,791	$190,276,821	$256,551,876	$122,120,526	$248,171,447	$154,724,107

End of year	$1,268,811,518	$343,381,791	$345,963,092	$256,551,876	$313,791,007	$248,171,447
Undistributed net investment income included in net assets at end of year	$1,487,436	$337,857	$423,490	$195,853	$319,163	$583,763
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	6,850,000	4,450,000	4,750,000	2,650,000	5,100,000	3,650,000

Shares created	20,400,000	5,600,000	2,750,000	3,500,000	1,350,000	2,650,000

Shares redeemed	(4,100,000)	(3,200,000)	(1,350,000)	(1,400,000)	(50,000)	(1,200,000)
Shares outstanding, end of year	23,150,000	6,850,000	6,150,000	4,750,000	6,400,000	5,100,000

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$48.84	$42.89	$29.26	$51.81	$57.87
Investment operations:
Net investment income[1]	1.47	1.37	1.14	1.54	1.68
Net realized and unrealized gain (loss)	4.15	5.92	13.61	(22.56)	(6.04)
Total from investment operations	5.62	7.29	14.75	(21.02)	(4.36)
Dividends and distributions to shareholders:
Net investment income	(1.42)	(1.34)	(1.12)	(1.53)	(1.68)
Capital gains	—	—	—	—	(0.02)
Total dividends and distributions to shareholders	(1.42)	(1.34)	(1.12)	(1.53)	(1.70)
Net asset value, end of year	$53.04	$48.84	$42.89	$29.26	$51.81

TOTAL RETURN[2]	11.81%	17.37%	50.83%	(41.29)%	(7.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$243,985	$170,948	$132,971	$84,844	$88,071
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.03%	3.10%	3.01%	3.91%	2.89%
Portfolio turnover rate[4]	15%	6%	16%	23%	10%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$40.52	$35.12	$22.98	$47.81	$57.99
Investment operations:
Net investment income[1]	1.66	1.61	1.17	1.95	2.22
Net realized and unrealized gain (loss)	4.15	5.33	12.16	(24.80)	(10.19)
Total from investment operations	5.81	6.94	13.33	(22.85)	(7.97)
Dividends to shareholders:
Net investment income	(1.52)	(1.54)	(1.19)	(1.98)	(2.21)
Net asset value, end of year	$44.81	$40.52	$35.12	$22.98	$47.81

TOTAL RETURN[2]	14.66%	20.24%	58.47%	(49.06)%	(14.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$427,918	$178,273	$122,907	$101,091	$138,659
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.99%	4.25%	3.72%	5.59%	3.88%
Portfolio turnover rate[4]	22%	8%	25%	45%	19%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	51

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$48.31	$42.56	$29.86	$52.71	$57.97
Investment operations:
Net investment income[1]	1.45	1.33	1.10	1.51	1.60
Net realized and unrealized gain (loss)	4.59	5.68	12.69	(22.91)	(5.21)
Total from investment operations	6.04	7.01	13.79	(21.40)	(3.61)
Dividends to shareholders:
Net investment income	(1.37)	(1.26)	(1.09)	(1.45)	(1.65)
Net asset value, end of year	$52.98	$48.31	$42.56	$29.86	$52.71

TOTAL RETURN[2]	12.82%	16.83%	46.53%	(41.25)%	(6.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,205,215	$611,094	$412,809	$294,135	$308,379
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.02%	3.04%	2.89%	3.78%	2.74%
Portfolio turnover rate[4]	14%	5%	17%	25%	8%

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$50.13	$42.76	$26.74	$51.14	$59.69
Investment operations:
Net investment income[1]	2.06	1.81	1.60	1.81	2.10
Net realized and unrealized gain (loss)	4.31	7.25	16.01	(24.34)	(8.56)
Total from investment operations	6.37	9.06	17.61	(22.53)	(6.46)
Dividends to shareholders:
Net investment income	(1.69)	(1.69)	(1.59)	(1.87)	(2.09)
Net asset value, end of year	$54.81	$50.13	$42.76	$26.74	$51.14

TOTAL RETURN[2]	12.99%	21.68%	66.66%	(45.10)%	(11.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,268,812	$343,382	$190,277	$104,277	$166,205
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.05%	3.99%	4.32%	4.57%	3.57%
Portfolio turnover rate[4]	38%	5%	57%	53%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

52	WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$54.01	$46.08	$26.80	$48.00	$58.02
Investment operations:
Net investment income[1]	1.47	1.53	1.29	1.63	1.88
Net realized and unrealized gain (loss)	2.17	7.79	19.22	(21.16)	(10.12)
Total from investment operations	3.64	9.32	20.51	(19.53)	(8.24)
Dividends to shareholders:
Net investment income	(1.40)	(1.39)	(1.23)	(1.67)	(1.78)
Net asset value, end of year	$56.25	$54.01	$46.08	$26.80	$48.00

TOTAL RETURN[2]	6.99%	20.60%	77.34%	(41.61)%	(14.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$345,963	$256,552	$122,121	$65,655	$91,198
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.81%	3.16%	3.34%	4.31%	3.38%
Portfolio turnover rate[4]	29%	10%	11%	43%	30%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$48.66	$42.39	$24.06	$46.31	$57.41
Investment operations:
Net investment income[1]	1.68	1.72	1.49	1.85	2.13
Net realized and unrealized gain (loss)	0.34	6.14	18.28	(22.26)	(11.10)
Total from investment operations	2.02	7.86	19.77	(20.41)	(8.97)
Dividends to shareholders:
Net investment income	(1.65)	(1.59)	(1.44)	(1.84)	(2.13)
Net asset value, end of year	$49.03	$48.66	$42.39	$24.06	$46.31

TOTAL RETURN[2]	4.50%	18.96%	83.27%	(45.27)%	(15.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$313,791	$248,171	$154,724	$73,369	$81,040
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.69%	3.86%	4.21%	5.15%	3.97%
Portfolio turnover rate[4]	31%	11%	16%	65%	34%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	53

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2012, the Trust offered 48 investment funds (each a “Fund”, and collectively, the “Funds”). These notes relate only to funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations,

54	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers between Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 also requires information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for fiscal periods beginning after December 15, 2009 other than the disclosures surrounding the presentation of purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements which have been implemented for fiscal periods beginning after December 15, 2010.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 or Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.

WisdomTree Domestic Dividend Funds	55

Notes to Financial Statements (continued)

The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy.

There were no Level 3 securities during or for the year ended March 31, 2012.

No significant transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$242,972,688	$—	$—
Money Market Funds	—	4,511,836	—
Exchange-Traded Funds	378,355	—	—
Total	$243,351,043	$4,511,836	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$426,326,776	$—	$—
Money Market Fund	—	13,389,390	—
Exchange-Traded Funds	394,979	—	—
Total	$426,721,755	$13,389,390	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,201,736,536	$—	$—
Money Market Fund	—	9,686,394	—
Exchange-Traded Funds	327,795	—	—
Total	$1,202,064,331	$9,686,394	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,262,087,994	$—	$—
Money Market Funds	—	67,108,561	—
Exchange-Traded Funds	3,185,106	—	—
Total	$1,265,273,100	$67,108,561	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$343,402,329	$—	$—
Money Market Funds	—	28,326,236	—
Exchange-Traded Funds	1,852,064	—	—
Total	$345,254,393	$28,326,236	$—

56	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$310,968,355	$—	$—
Money Market Fund	—	25,788,985	—
Exchange-Traded Funds	2,349,094	—	—
Total	$313,317,449	$25,788,985	$—
* Please refer to Schedule of Investments for a breakdown of the valuation by industry.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments for the fiscal year ended March 31, 2012.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of CCO services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees’ fees, which are included in Service Fees on the Statements of Operations, of $63,197 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended March 31, 2012.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make

WisdomTree Domestic Dividend Funds	57

Notes to Financial Statements (continued)

supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, and as also described in Note 2, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the fiscal year ended March 31, 2012, WTAM waived a portion of its advisory fees based on each Fund’s investments in affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Dividend Fund	$1,466
Equity Income Fund	4,704
LargeCap Dividend Fund	6,009
Dividend ex-Financials Fund	12,198
MidCap Dividend Fund	8,496
SmallCap Dividend Fund	6,978

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2012, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

58	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the fiscal year ended March 31, 2012 were as follows:

	00,000,000,000	00,000,000,000
Fund	Purchases	Sales
Total Dividend Fund	$27,845,429	$27,797,799
Equity Income Fund	64,510,359	64,066,814
LargeCap Dividend Fund	124,146,503	123,465,851
Dividend ex-Financials Fund	273,711,598	271,896,705
MidCap Dividend Fund	82,130,027	83,779,109
SmallCap Dividend Fund	77,894,845	77,379,300

For the fiscal year ended March 31, 2012, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

	00,000,000,000	00,000,000,000
Fund	Purchases	Sales
Total Dividend Fund	$55,475,928	$2,626,818
Equity Income Fund	262,525,579	50,389,685
LargeCap Dividend Fund	696,091,371	203,049,321
Dividend ex-Financials Fund	1,027,379,404	204,542,987
MidCap Dividend Fund	141,738,583	65,464,979
SmallCap Dividend Fund	62,011,780	2,267,829

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Dividend Fund	$208,017,458	$43,154,383	$(3,308,962)	$39,845,421
Equity Income Fund	407,419,427	37,099,005	(4,407,287)	32,691,718
LargeCap Dividend Fund	1,095,652,333	126,097,162	(9,998,770)	116,098,392
Dividend ex-Financials Fund	1,227,811,554	122,049,439	(17,479,332)	104,570,107
MidCap Dividend Fund	343,732,085	37,892,965	(8,044,421)	29,848,544
SmallCap Dividend Fund	312,358,979	38,846,442	(12,098,987)	26,747,455

At March 31, 2012, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Total Accumulated Earnings/(Losses)
Total Dividend Fund	$156,833	$(27,117,636)	$39,845,421	$12,884,618
Equity Income Fund	373,665	(66,157,744)	32,691,718	(33,092,361)
LargeCap Dividend Fund	683,066	(85,314,348)	116,098,392	31,467,110
Dividend ex-Financials Fund	1,487,436	(82,444,026)	104,570,107	23,613,517
MidCap Dividend Fund	423,490	(32,349,903)	29,848,544	(2,077,869)
SmallCap Dividend Fund	319,163	(49,882,673)	26,747,455	(22,816,055)

WisdomTree Domestic Dividend Funds	59

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011, was as follows:

	Year Ended March 31, 2012	Year Ended March 31, 2011
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Dividend Fund	$5,704,497	$4,438,769
Equity Income Fund	11,082,460	6,474,781
LargeCap Dividend Fund	25,273,380	14,235,763
Dividend ex-Financials Fund	27,628,769	10,527,617
MidCap Dividend Fund	7,571,610	5,778,694
SmallCap Dividend Fund	9,064,912	7,366,770
* Includes short-term capital gains.

At March 31, 2012, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration*	Long-Term Post-Effective No Expiration*	Capital Loss Available Total
Total Dividend Fund	$—	$29,395	$4,674,701	$11,073,078	$10,786,298	$—	$—	$26,563,472
Equity Income Fund	—	—	8,095,468	36,880,803	21,181,473	—	—	66,157,744
LargeCap Dividend Fund	5,452	3,165,417	12,904,697	32,859,591	32,903,699	—	396,369	82,235,225
Dividend ex-Financials Fund	—	791,229	9,972,192	68,035,975	1,318,159	—	—	80,117,555
MidCap Dividend Fund	—	—	6,602,518	16,904,294	5,568,674	—	—	29,075,486
SmallCap Dividend Fund	—	414,956	10,100,965	32,761,958	6,604,794	—	—	49,882,673

*   Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of these losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the year ended March 31, 2012, the following Funds incurred and will elect to defer post-October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Total Dividend Fund	$—	$554,164
Equity Income Fund	—	—
LargeCap Dividend Fund	1,197,914	1,881,209
Dividend ex-Financials Fund	1,680,534	645,937
MidCap Dividend Fund	1,140,526	2,133,891
SmallCap Dividend Fund	—	—

During the fiscal year ended March 31, 2012, the following Funds utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
Total Dividend Fund	$381,097
Equity Income Fund	2,652,692
LargeCap Dividend Fund	—
Dividend ex-Financials Fund	429,754
MidCap Dividend Fund	1,041,551
SmallCap Dividend Fund	404,213

60	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

At March 31, 2012, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Loss	Paid-in Capital
Total Dividend Fund	$2,034	$(862,885)	$860,851
Equity Income Fund	(613)	(4,855,520)	4,856,133
LargeCap Dividend Fund	(44,161)	(39,949,244)	39,993,405
Dividend ex-Financials Fund	(159,144)	(24,975,755)	25,134,899
MidCap Dividend Fund	41,074	(12,854,408)	12,813,334
SmallCap Dividend Fund	(287,947)	(134,928)	422,875

These differences are primarily due to redemptions-in-kind, the tax treatment of income earned from investments in partnerships, non-deductible expenses, and non-dividend distributions from underlying investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2012, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2012, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2012 are as follows:

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2012	Dividend Income
Total Dividend Fund
WisdomTree Earnings 500 Fund	$273,651	$139,918	$414,065	$—	$—
WisdomTree Total Earnings Fund	1,158,392	1,539,746	2,308,350	378,355	15,744
Total	$1,432,043	$1,679,664	$2,722,415	$378,355	$15,744

Equity Income Fund
Total Dividend Fund	$792,408	$8,813,280	$9,236,665	$394,979	$30,092

LargeCap Dividend Fund
Total Dividend Fund	$1,298,687	$15,691,871	$16,579,281	$327,795	$47,969

Dividend ex-Financials Fund
LargeCap Dividend Fund	$2,243,546	$12,278,846	$13,234,914	$1,595,420	$58,751
MidCap Dividend Fund	2,256,566	12,256,281	13,130,488	1,589,686	54,404
Total	$4,500,112	$24,535,127	$26,365,402	$3,185,106	$113,155

MidCap Dividend Fund
LargeCap Dividend Fund	$3,672,996	$2,272,871	$4,305,690	$1,852,064	$68,386

SmallCap Dividend Fund
MidCap Dividend Fund	$3,808,779	$5,122,070	$6,711,657	$2,349,094	$53,418

WisdomTree Domestic Dividend Funds	61

Notes to Financial Statements (continued)

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-03 “Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. Management is currently evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the implications of ASU 2011-11 and its impact on the financial statements.

9. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WTAM and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

62	WisdomTree Domestic Dividend Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund (six of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund of WisdomTree Trust at March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2012

WisdomTree Domestic Dividend Funds	63

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 1, 2012, the Board of Trustees (the “Board”) re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser, oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement for each Fund. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and MCM, on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreement and the Sub-Advisory Agreement for each Fund was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement for each Fund.

64	WisdomTree Domestic Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Total Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	741	48.75%	718	47.24%
	25 – 49.9	27	1.78%	14	0.92%
	50 – 74.9	6	0.39%	5	0.33%
	75 – 99.9	3	0.20%	0	0.00%
	100 – 124.9	1	0.07%	1	0.06%
	125 – 174.9	1	0.07%	0	0.00%
	175 – 199.9	2	0.13%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	1	0.06%	0	0.00%
	Total	782	51.45%	738	48.55%
WisdomTree Equity Income Fund
June 16, 2006 – March 31, 2012	0 – 24.9	704	46.32%	748	49.21%
	25 – 49.9	31	2.04%	13	0.85%
	50 – 74.9	5	0.33%	5	0.33%
	75 – 99.9	2	0.13%	1	0.07%
	100 – 124.9	2	0.13%	1	0.07%
	125 – 174.9	3	0.20%	1	0.07%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.06%
	>250	2	0.13%	1	0.06%
	Total	749	49.28%	771	50.72%
WisdomTree LargeCap Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	862	56.71%	563	37.04%
	25 – 49.9	44	2.89%	17	1.12%
	50 – 74.9	18	1.18%	2	0.13%
	75 – 99.9	2	0.13%	0	0.00%
	100 – 124.9	2	0.13%	0	0.00%
	125 – 174.9	1	0.07%	1	0.07%
	175 – 199.9	1	0.07%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	5	0.33%	2	0.13%
	Total	935	61.51%	585	38.49%

WisdomTree Domestic Dividend Funds	65

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Dividend ex-Financials Fund
June 16, 2006 – March 31, 2012	0 – 24.9	793	52.17%	636	41.84%
	25 – 49.9	48	3.16%	18	1.18%
	50 – 74.9	4	0.26%	2	0.13%
	75 – 99.9	3	0.20%	2	0.13%
	100 – 124.9	2	0.13%	1	0.07%
	125 – 174.9	1	0.07%	1	0.07%
	175 – 199.9	1	0.07%	0	0.00%
	200 – 249.9	4	0.26%	1	0.07%
	>250	2	0.13%	1	0.06%
	Total	858	56.45%	662	43.55%
WisdomTree MidCap Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	854	56.18%	586	38.55%
	25 – 49.9	26	1.71%	21	1.38%
	50 – 74.9	8	0.53%	4	0.26%
	75 – 99.9	2	0.13%	4	0.26%
	100 – 124.9	2	0.13%	3	0.20%
	125 – 174.9	2	0.13%	1	0.07%
	175 – 199.9	2	0.14%	0	0.00%
	200 – 249.9	4	0.26%	0	0.00%
	>250	1	0.07%	0	0.00%
	Total	901	59.28%	619	40.72%
WisdomTree SmallCap Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	732	48.16%	631	41.51%
	25 – 49.9	66	4.34%	51	3.36%
	50 – 74.9	13	0.85%	6	0.40%
	75 – 99.9	2	0.13%	2	0.13%
	100 – 124.9	3	0.20%	2	0.13%
	125 – 174.9	3	0.20%	2	0.13%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	1	0.06%	1	0.07%
	>250	3	0.20%	2	0.13%
	Total	823	54.14%	697	45.86%
*	Basis point (bps) is a unit that is equal to 1/100th of 1%.

66	WisdomTree Domestic Dividend Funds

Trustees and Officers Information (unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, New York 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer†	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	48	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	48	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	48	None.

†	As of March 31, 2012.

*	Elected by and serves at the pleasure of the Board of Trustees.

WisdomTree Domestic Dividend Funds	67

Trustees and Officers Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business Legal Affairs, General Counsel and Secretary of TheStreet, Inc. 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	48	Trustee, GLG Investment Series Trust; and Trustee, Man Long/Short Fund.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	48	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	48	Member of Board of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame.

†	As of March 31, 2012.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

68	WisdomTree Domestic Dividend Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2012, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Dividend Fund	$4,878,946
Equity Income Fund	8,709,371
LargeCap Dividend Fund	23,317,595
Dividend ex-Financials Fund	22,091,647
MidCap Dividend Fund	3,440,628
SmallCap Dividend Fund	4,392,998

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2012, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction

Total Dividend Fund	86%
Equity Income Fund	79%
LargeCap Dividend Fund	92%
Dividend ex-Financials Fund	80%
MidCap Dividend Fund	46%
SmallCap Dividend Fund	50%

WisdomTree Domestic Dividend Funds	69

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

70	WisdomTree Domestic Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2012:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International
Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS004135 (05/2013)

WisdomTree Trust

Domestic and International Earnings Funds

Annual Report

March 31, 2012

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500 Index, returned 8.54% for the 12-month period ended March 31, 2012 (the “period”). After bottoming in March of 2009, the S&P 500 recorded its third straight year of gains. Measured from March 31, 2009 through March 31, 2012, the three year cumulative total return on the S&P 500 Index was 87.99%. This represents a substantial recovery in the equity market as earnings and dividend levels reached and surpassed previous records.

While the overall return for the period was positive, it was marked by several bouts of volatility. Investors had to deal with events domestically and abroad that impacted the U.S. market: as the S&P 500 Index fell for the first six months of the period and turned around significantly in the second half of the period.

Much of the volatility experienced in the market revolved around concerns over a debt crisis in the developed world. At home in the United States, politicians squabbled over raising the U.S. debt ceiling in the summer of 2011. After the market close on Friday, August 5, 2011, Standard & Poor’s downgraded the U.S. government from its AAA rating — the highest credit quality rating one can achieve — due to escalating debt levels, large deficits, and the lack of a coherent plan from U.S. politicians attacking these fiscal issues. The following Monday, the S&P 500 closed down 6.65% and many market participants shifted assets away from equities and risky assets to perceived safe havens. Paradoxically, there was a flight to the very bonds that were downgraded as many believed the problems in other parts of the world, such as Europe, were worse than those in the United States.

WisdomTree Funds’ Performance Overview

By the end of September 2011, investors had experienced market uncertainty due to the European debt crisis intensifying. This resulted in the worst quarterly performance for the S&P 500 since 2008 (down 13.87%). To support the economy and credit markets, on September 21, 2011, the Federal Reserve announced “Operation Twist,” which attempted to push down long-term interest rates by shifting the balance of the Treasury’s securities holdings towards longer-term securities and selling shorter-term investments. These Federal Reserve actions, known as a form of quantitative easing, or “QE”, helped support an environment in which many investors were willing to take on more risk. From September 22, 2011, the market rose more than 26% until the end of March 2012, erasing the negative effects of the previous volatility and leaving the U.S. market, as measured by the S&P 500 Index, up 8.54% for the period.

The following table reflects the WisdomTree Funds’ performance versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Cap-Weighted Benchmark	1-Year Return	Difference
EXT	WisdomTree Total Earnings Fund	9.74%	Russell 3000® Index	7.18%	2.56%
EPS	WisdomTree Earnings 500 Fund	10.60%	S&P 500® Index	8.54%	2.06%
EZM	WisdomTree MidCap Earnings Fund	4.92%	S&P MidCap 400® Index	1.98%	2.94%
EES	WisdomTree SmallCap Earnings Fund	4.39%	Russell 2000® Index	-0.18%	4.57%
EZY	WisdomTree LargeCap Value Fund	4.83%	Russell 1000® Value Index	4.79%	0.04%
ROI	WisdomTree LargeCap Growth Fund	6.74%	Russell 1000® Growth Index	11.02%	-4.28%
EPI	WisdomTree India Earnings Fund	-21.96%	MSCI India Index	-20.51%	-1.45%

With all the volatility in the markets during the period, it may not be a surprise that equities considered to be more defensive in nature, such as large cap stocks, or dividend paying stocks fared better than mid cap and small cap stocks and more growth oriented strategies. While the S&P 500 Index was up 8.54%, the Russell 2000 Index, an index of small cap U.S. equities, experienced a decline of -0.18%.

WisdomTree’s earnings weighted funds are designed to track indexes based on the earnings stream generated by companies included in the underlying WisdomTree Index.

WisdomTree Domestic and International Earnings Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

The earnings stream is defined as the total dollar level of earnings for all companies within each Index. There are two primary factors that drive performance differentials of the WisdomTree Funds and Indexes versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the earnings stream.

Five of the ten sectors represented within the S&P 500 Index experienced positive performance over the period. The best performing sector over the period was the Information Technology sector. This was spurred by a lively initial public offering market and by earnings strength from some of its biggest components, such as Apple, Google, and IBM. Also, the more defensive sectors outpaced the market, such as Health Care, Consumer Staples, and Utilities. The Energy sector was the worst performing sector for the period, followed by Materials, as the commodities markets experienced a selloff over the period. Financials also lagged the broader market as questions arose about exposures to the European sovereign debt crisis.

By including only companies with profits, WisdomTree’s Earnings Funds tend to have a higher quality bias to their investment portfolios than traditional market capitalization weighted indexes. During the period, the strongest gains tended to be in the larger and more defensive stocks. For example, large cap stocks as a group outperformed small cap stocks and defensive sectors as a group outperformed cyclical sectors. As a result, most of the WisdomTree Domestic Earnings Funds outperformed their cap-weighted benchmarks. Domestically, the one exception was the WisdomTree LargeCap Growth Fund, in which performance was hindered mostly by negative stock selection in sectors such as Financials and Information Technology.

Internationally, India is the only region of the world where WisdomTree sets portfolio weights based on earnings. This is because tax regulations in India act as a disincentive to dividend payments. During the period, emerging markets equities lagged the developed world markets. India was in the lower half of countries within the MSCI Emerging Markets Index on the basis of cumulative equity performance from March 31, 2011 through March 31, 2012. The slowdown in India was largely due to concerns about inflation and the effects of increasing energy costs that have persisted for much of the past year. As a result, the India Earnings Fund had the lowest absolute performance of any international WisdomTree Fund, down more than 21% for the period even after favorable equity performance from December 31, 2011 through March 31, 2012.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 10 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 3/31/12‡

Information Technology	19.1%
Financials	16.6%
Energy	12.0%
Consumer Discretionary	11.5%
Industrials	10.4%
Health Care	10.1%
Consumer Staples	9.2%
Materials	4.4%
Utilities	3.1%
Telecommunication Services	2.1%
Other	1.5%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Exxon Mobil Corp.	4.0%
Apple, Inc.	3.5%
Microsoft Corp.	2.5%
Chevron Corp.	2.4%
JPMorgan Chase & Co.	2.3%
Wells Fargo & Co.	1.6%
Wal-Mart Stores, Inc.	1.5%
International Business Machines Corp.	1.4%
Intel Corp.	1.4%
Citigroup, Inc.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 9.74% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000® Index
One Year	9.74%	9.82%	10.13%	7.18%
Three Year	24.90%	24.89%	25.30%	24.26%
Five Year	2.69%	2.71%	2.92%	2.18%
Since Inception[1]	2.28%	2.29%	2.50%	1.71%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 3/31/12‡

Information Technology	19.5%
Financials	16.8%
Energy	13.4%
Consumer Discretionary	10.7%
Health Care	10.3%
Consumer Staples	9.9%
Industrials	9.6%
Materials	4.1%
Utilities	2.8%
Telecommunication Services	2.3%
Other	0.6%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Exxon Mobil Corp.	4.6%
Apple, Inc.	4.1%
Microsoft Corp.	2.9%
Chevron Corp.	2.8%
JPMorgan Chase & Co.	2.7%
Wells Fargo & Co.	1.9%
Wal-Mart Stores, Inc.	1.6%
International Business Machines Corp.	1.6%
Intel Corp.	1.5%
Citigroup, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 10.60% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500® Index
One Year	10.60%	10.61%	10.86%	8.54%
Three Year	23.52%	23.54%	23.93%	23.42%
Five Year	2.23%	2.22%	2.53%	2.01%
Since Inception[1]	1.85%	1.85%	2.15%	1.59%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 3/31/12‡

Consumer Discretionary	17.4%
Information Technology	16.4%
Industrials	16.3%
Financials	15.9%
Health Care	7.3%
Materials	7.3%
Energy	5.2%
Utilities	4.0%
Consumer Staples	2.7%
Telecommunication Services	0.9%
Other	6.6%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
TRW Automotive Holdings Corp.	1.3%
Whirlpool Corp.	1.1%
American Capital Ltd.	0.9%
Computer Sciences Corp.	0.9%
Constellation Brands, Inc.	0.7%
Tesoro Corp.	0.7%
ITT Corp.	0.7%
Arrow Electronics, Inc.	0.7%
Reinsurance Group of America, Inc.	0.6%
Harris Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned 4.92% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400® Index
One Year	4.92%	5.12%	5.23%	1.98%
Three Year	34.17%	34.19%	34.84%	28.55%
Five Year	5.96%	5.97%	6.15%	4.78%
Since Inception[1]	5.35%	5.40%	5.54%	4.25%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 3/31/12‡

Information Technology	18.4%
Financials	17.8%
Industrials	15.8%
Consumer Discretionary	15.2%
Health Care	7.8%
Materials	7.4%
Consumer Staples	3.9%
Energy	3.1%
Utilities	1.2%
Telecommunication Services	1.1%
Other	8.3%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Revlon, Inc.	1.0%
Veeco Instruments, Inc.	0.9%
Pendrell Corp.	0.8%
Western Refining, Inc.	0.8%
Cirrus Logic, Inc.	0.7%
Nelnet, Inc.	0.7%
Symetra Financial Corp.	0.6%
Omnivision Technologies, Inc.	0.6%
GT Advanced Technologies, Inc.	0.6%
Career Education Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned 4.39% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000® Index
One Year	4.39%	4.52%	4.69%	-0.18%
Three Year	35.99%	35.91%	36.46%	26.90%
Five Year	4.60%	4.65%	4.63%	2.13%
Since Inception[1]	3.69%	3.71%	3.74%	1.48%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 3/31/12‡

Energy	31.2%
Consumer Discretionary	12.8%
Telecommunication Services	11.3%
Health Care	10.2%
Industrials	8.6%
Financials	8.0%
Materials	5.9%
Information Technology	4.0%
Utilities	3.5%
Consumer Staples	3.3%
Other	1.2%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Exxon Mobil Corp.	13.6%
Chevron Corp.	8.5%
AT&T, Inc.	8.2%
ConocoPhillips	3.3%
Verizon Communications, Inc.	3.1%
UnitedHealth Group, Inc.	2.8%
Comcast Corp.	1.9%
News Corp.	1.7%
Capital One Financial Corp.	1.4%
Travelers Cos., Inc. (The)	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned 4.83% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Industrials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E /LargeCap Value Spliced Index[1]	Russell 1000® Value Index
One Year	4.83%	4.86%	5.26%	4.79%
Three Year	24.33%	24.31%	24.98%	22.82%
Five Year	-0.09%	-0.08%	0.29%	-0.81%
Since Inception[2]	-0.42%	-0.40%	-0.06%	-1.04%
[1]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	7

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

Sector Breakdown† as of 3/31/12‡

Energy	29.8%
Information Technology	26.9%
Health Care	10.5%
Industrials	9.7%
Materials	6.4%
Consumer Discretionary	6.4%
Consumer Staples	4.7%
Financials	3.7%
Telecommunication Services	0.7%
Utilities	0.4%
Other	0.8%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Exxon Mobil Corp.	13.6%
Apple, Inc.	12.8%
Chevron Corp.	8.5%
Merck & Co., Inc.	6.3%
ConocoPhillips	3.3%
Oracle Corp.	3.2%
PepsiCo, Inc.	3.1%
Freeport-McMoRan Copper & Gold, Inc.	1.4%
Union Pacific Corp.	1.4%
E.I. du Pont de Nemours & Co.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The Fund returned 6.74% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Growth Index	Russell 1000® Growth Index
One Year	6.74%	6.74%	7.12%	11.02%
Three Year	18.56%	18.53%	19.20%	25.28%
Since Inception[1]	17.86%	17.87%	18.45%	24.15%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 4, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 3/31/12‡

Financials	26.4%
Energy	17.8%
Information Technology	12.4%
Materials	12.2%
Consumer Discretionary	10.5%
Industrials	5.9%
Utilities	5.4%
Health Care	3.8%
Consumer Staples	3.4%
Telecommunication Services	2.2%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Reliance Industries Ltd.	7.5%
Infosys Ltd.	7.2%
Tata Motors Ltd.	5.5%
Oil & Natural Gas Corp. Ltd.	4.8%
Housing Development Finance Corp.	3.1%
ICICI Bank Ltd.	2.9%
Tata Consultancy Services Ltd.	2.3%
State Bank of India	2.2%
HDFC Bank Ltd.	2.0%
Tata Steel Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned -21.96% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the Consumer Discretionary sector. The Fund’s investment in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.83%. Fund expenses are capped by contract at 0.88% through July 31, 2013.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
One Year	-21.96%	-21.67%	-20.49%	-20.51%
Three Year	21.21%	21.18%	22.90%	23.39%
Since Inception[1]	-5.54%	-5.70%	-4.07%	-5.39%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Domestic and International Earnings Funds	9

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree Earnings Index measures the performance of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree MidCap Earnings Index measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree LargeCap Value Index measures the performance of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index measures the performance of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree LargeCap Growth Index measures the performance of the large-capitalization growth segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The Russell 3000® Index is a capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The Russell 1000® Growth Index is a capitalization-weighted index that measures the performance of the large-capitalization growth segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 1000® Value Index is a capitalization-weighted index that measures the performance of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index is a capitalization-weighted index that measures the performance of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to

10	WisdomTree Domestic and International Earnings Funds

Description of Indexes (unaudited) (concluded)

such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Domestic and International Earnings Funds	11

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/11 to 3/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/11	Ending Account Value 3/31/2012	Annualized Expense Ratio Based on the Period 10/01/11 to 3/31/12	Expenses Paid During the Period† 10/01/11 to 3/31/12
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,267.70	0.28%	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,264.10	0.28%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,306.20	0.38%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,312.10	0.38%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,251.10	0.38%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree LargeCap Growth Fund
Actual	$1,000.00	$1,283.20	0.38%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree India Earnings Fund
Actual	$1,000.00	$1,026.10	0.82%	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	0.82%	$4.14
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 101.1%
COMMON STOCKS – 99.6%
Aerospace & Defense – 2.7%
AAR Corp.	198	$3,614
Alliant Techsystems, Inc.	197	9,874
BE Aerospace, Inc.*	194	9,015
Boeing Co. (The)	2,075	154,318
Ceradyne, Inc.	174	5,665
Cubic Corp.	104	4,917
Curtiss-Wright Corp.	129	4,774
Esterline Technologies Corp.*	100	7,146
General Dynamics Corp.	1,567	114,986
GeoEye, Inc.*	86	2,070
Goodrich Corp.	244	30,607
HEICO Corp.	45	2,322
Hexcel Corp.*	249	5,978
Honeywell International, Inc.	1,879	114,713
Huntington Ingalls Industries, Inc.*	223	8,974
L-3 Communications Holdings, Inc.	575	40,693
Lockheed Martin Corp.	1,499	134,700
Moog, Inc. Class A*	135	5,790
National Presto Industries, Inc.(a)	35	2,655
Northrop Grumman Corp.	1,339	81,786
Orbital Sciences Corp.*	167	2,196
Precision Castparts Corp.	273	47,202
Raytheon Co.	1,718	90,676
Rockwell Collins, Inc.	428	24,636
Spirit AeroSystems Holdings, Inc. Class A*	398	9,735
Teledyne Technologies, Inc.*	100	6,305
Textron, Inc.	603	16,781
TransDigm Group, Inc.*	80	9,261
Triumph Group, Inc.	172	10,778
United Technologies Corp.	2,381	197,480

Total Aerospace & Defense		1,159,647
Air Freight & Logistics – 0.6%
Atlas Air Worldwide Holdings, Inc.*	124	6,102
C.H. Robinson Worldwide, Inc.	214	14,015
Expeditors International of Washington, Inc.	346	16,093
FedEx Corp.	674	61,981
Forward Air Corp.	81	2,970
HUB Group, Inc. Class A*	103	3,711
United Parcel Service, Inc. Class B	2,056	165,960

Total Air Freight & Logistics		270,832
Airlines – 0.2%
Alaska Air Group, Inc.*	298	10,674
Allegiant Travel Co.*	64	3,488
Delta Air Lines, Inc.*	3,056	30,285
Hawaiian Holdings, Inc.*	482	2,521
JetBlue Airways Corp.*	789	3,858
SkyWest, Inc.	252	2,784
Southwest Airlines Co.	867	7,144
Spirit Airlines, Inc.*	152	3,051
United Continental Holdings, Inc.*	1,078	23,177
US Airways Group, Inc.*(a)	686	5,207

Total Airlines		92,189

Auto Components – 0.5%
American Axle & Manufacturing Holdings, Inc.*	534	$6,253
BorgWarner, Inc.*	300	25,302
Cooper Tire & Rubber Co.	220	3,348
Dana Holding Corp.	208	3,224
Dorman Products, Inc.*	52	2,631
Federal-Mogul Corp.*	565	9,724
Gentex Corp.	146	3,577
Goodyear Tire & Rubber Co. (The)*	728	8,168
Johnson Controls, Inc.	2,012	65,350
Lear Corp.	601	27,940
Superior Industries International, Inc.	125	2,443
Tenneco, Inc.*	147	5,461
TRW Automotive Holdings Corp.*	1,044	48,494
Visteon Corp.*	324	17,172

Total Auto Components		229,087
Automobiles – 1.5%
Ford Motor Co.	22,802	284,797
General Motors Co.*	12,698	325,704
Harley-Davidson, Inc.	455	22,331
Thor Industries, Inc.	156	4,923

Total Automobiles		637,755
Beverages – 1.8%
Beam, Inc.	172	10,074
Boston Beer Co., Inc. (The) Class A*(a)	18	1,922
Brown-Forman Corp. Class B	278	23,182
Coca-Cola Bottling Co. Consolidated	49	3,074
Coca-Cola Co. (The)	5,208	385,444
Coca-Cola Enterprises, Inc.	1,008	28,829
Constellation Brands, Inc. Class A*	1,127	26,586
Dr. Pepper Snapple Group, Inc.	560	22,518
Molson Coors Brewing Co. Class B	618	27,965
Monster Beverage Corp.*	252	15,647
PepsiCo, Inc.	3,760	249,476

Total Beverages		794,717
Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc.*	139	12,908
Amgen, Inc.	2,889	196,423
Biogen Idec, Inc.*	462	58,198
Celgene Corp.*	629	48,760
Cubist Pharmaceuticals, Inc.*	73	3,157
Emergent Biosolutions, Inc.*	107	1,712
Gilead Sciences, Inc.*	2,857	139,565
Momenta Pharmaceuticals, Inc.*	463	7,093
Myriad Genetics, Inc.*	234	5,536
PDL BioPharma, Inc.(a)	1,414	8,979
United Therapeutics Corp.*	143	6,740

Total Biotechnology		489,071
Building Products – 0.1%
A.O. Smith Corp.	117	5,259
Armstrong World Industries, Inc.	63	3,073
Lennox International, Inc.	103	4,151

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Owens Corning*	414	$14,916
Simpson Manufacturing Co., Inc.	102	3,289

Total Building Products		30,688
Capital Markets – 2.5%
Affiliated Managers Group, Inc.*	66	7,379
American Capital Ltd.*	4,389	38,053
Ameriprise Financial, Inc.	1,033	59,015
Ares Capital Corp.	1,041	17,020
Artio Global Investors, Inc.	517	2,466
Bank of New York Mellon Corp. (The)	4,908	118,430
BlackRock Kelso Capital Corp.	395	3,879
BlackRock, Inc.	516	105,728
Charles Schwab Corp. (The)	2,956	42,478
Cohen & Steers, Inc.	74	2,361
E*TRADE Financial Corp.*	539	5,902
Eaton Vance Corp.	321	9,174
Federated Investors, Inc. Class B(a)	355	7,956
Fifth Street Finance Corp.	239	2,333
Financial Engines, Inc.*	88	1,968
Franklin Resources, Inc.	711	88,185
GAMCO Investors, Inc. Class A	97	4,812
GFI Group, Inc.	439	1,651
Goldman Sachs Group, Inc. (The)	1,605	199,614
Greenhill & Co., Inc.	54	2,357
Janus Capital Group, Inc.	1,087	9,685
Jefferies Group, Inc.	698	13,150
Knight Capital Group, Inc. Class A*	354	4,556
Legg Mason, Inc.	300	8,379
Main Street Capital Corp.(a)	103	2,537
Morgan Stanley	5,770	113,323
Northern Trust Corp.	585	27,758
Prospect Capital Corp.	429	4,710
Raymond James Financial, Inc.	404	14,758
SEI Investments Co.	504	10,428
Solar Capital Ltd.	146	3,222
State Street Corp.	1,605	73,027
Stifel Financial Corp.*	137	5,184
T. Rowe Price Group, Inc.	522	34,087
TD Ameritrade Holding Corp.	1,442	28,465
Triangle Capital Corp.(a)	112	2,212
Waddell & Reed Financial, Inc. Class A	258	8,362

Total Capital Markets		1,084,604
Chemicals – 2.5%
Air Products & Chemicals, Inc.	557	51,133
Airgas, Inc.	157	13,968
Albemarle Corp.	309	19,751
Balchem Corp.	63	1,906
Cabot Corp.	165	7,042
Calgon Carbon Corp.*	135	2,107
Celanese Corp. Series A	512	23,644
CF Industries Holdings, Inc.	327	59,727
Cytec Industries, Inc.	131	7,963
Dow Chemical Co. (The)	3,789	131,251

E.I. du Pont de Nemours & Co.	2,950	$156,055
Eastman Chemical Co.	550	28,430
Ecolab, Inc.	416	25,676
Ferro Corp.*	618	3,671
FMC Corp.	140	14,820
Georgia Gulf Corp.*	154	5,372
H.B. Fuller Co.	233	7,649
Huntsman Corp.	634	8,882
Innophos Holdings, Inc.	45	2,255
Innospec, Inc.*	126	3,828
International Flavors & Fragrances, Inc.	232	13,595
Intrepid Potash, Inc.*	138	3,358
Koppers Holdings, Inc.	138	5,321
Kraton Performance Polymers, Inc.*	245	6,510
Kronos Worldwide, Inc.(a)	529	13,193
LSB Industries, Inc.*	92	3,581
Minerals Technologies, Inc.	47	3,074
Monsanto Co.	864	68,913
Mosaic Co. (The)	1,532	84,704
NewMarket Corp.	50	9,370
Olin Corp.	314	6,830
Omnova Solutions, Inc.*	729	4,921
PolyOne Corp.	529	7,618
PPG Industries, Inc.	518	49,624
Praxair, Inc.	552	63,281
Rockwood Holdings, Inc.*	307	16,010
RPM International, Inc.	364	9,533
Scotts Miracle-Gro Co. (The) Class A(a)	132	7,149
Sensient Technologies Corp.	140	5,320
Sherwin-Williams Co. (The)	228	24,777
Sigma-Aldrich Corp.	268	19,580
Solutia, Inc.	465	12,992
Stepan Co.	51	4,478
TPC Group, Inc.*	109	4,819
Valhi, Inc.	100	5,305
Valspar Corp.	266	12,845
W.R. Grace & Co.*	275	15,895
Westlake Chemical Corp.	279	18,076

Total Chemicals		1,075,802
Commercial Banks – 3.5%
Associated Banc-Corp.	254	3,546
BancFirst Corp.	53	2,309
BancorpSouth, Inc.(a)	237	3,192
Bank of Hawaii Corp.	157	7,591
Bank of the Ozarks, Inc.	160	5,001
BB&T Corp.	1,679	52,704
BOK Financial Corp.	208	11,706
Camden National Corp.	79	2,777
Cathay General Bancorp	204	3,611
CIT Group, Inc.*	420	17,321
City National Corp.	116	6,086
Comerica, Inc.	501	16,212
Commerce Bancshares, Inc.	279	11,305

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Community Bank System, Inc.	117	$3,367
Community Trust Bancorp, Inc.	79	2,533
Cullen/Frost Bankers, Inc.	150	8,728
CVB Financial Corp.	305	3,581
East West Bancorp, Inc.	358	8,266
FNB Corp.	265	3,201
Fifth Third Bancorp	2,856	40,127
First Citizens BancShares, Inc. Class A	30	5,481
First Financial Bancorp	176	3,045
First Financial Bankshares, Inc.(a)	91	3,204
First Niagara Financial Group, Inc.	852	8,384
First Republic Bank*	362	11,924
FirstMerit Corp.	238	4,013
Fulton Financial Corp.	523	5,491
Glacier Bancorp, Inc.	181	2,704
Hancock Holding Co.	84	2,983
Huntington Bancshares, Inc.	2,788	17,983
Iberiabank Corp.	85	4,545
Independent Bank Corp.	71	2,040
International Bancshares Corp.	324	6,853
Investors Bancorp, Inc.*	214	3,214
KeyCorp	4,182	35,547
M&T Bank Corp.	395	34,318
National Penn Bancshares, Inc.	318	2,814
NBT Bancorp, Inc.	112	2,473
Old National Bancorp	220	2,891
Oriental Financial Group, Inc.	166	2,009
Pacific Capital Bancorp NA*	113	5,154
Park National Corp.(a)	51	3,528
PNC Financial Services Group, Inc.	2,126	137,106
Prosperity Bancshares, Inc.	124	5,679
Regions Financial Corp.	1,449	9,549
Republic Bancorp, Inc. Class A	204	4,880
S&T Bancorp, Inc.(a)	87	1,887
Signature Bank*	79	4,980
Simmons First National Corp. Class A	88	2,273
SunTrust Banks, Inc.	1,061	25,644
Susquehanna Bancshares, Inc.	234	2,312
SVB Financial Group*	152	9,780
TCF Financial Corp.	465	5,529
Texas Capital Bancshares, Inc.*	85	2,943
Tompkins Financial Corp.(a)	71	2,844
Trustmark Corp.	182	4,546
U.S. Bancorp	6,127	194,103
UMB Financial Corp.	86	3,847
Umpqua Holdings Corp.	222	3,010
United Bankshares, Inc.(a)	118	3,405
Valley National Bancorp(a)	447	5,789
Webster Financial Corp.	222	5,033
Wells Fargo & Co.	20,270	692,018
Westamerica Bancorp.	67	3,216

Total Commercial Banks		1,514,135

Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	154	$3,742
Avery Dennison Corp.	377	11,359
Brink’s Co. (The)	185	4,416
Cintas Corp.	336	13,144
Clean Harbors, Inc.*	78	5,252
Consolidated Graphics, Inc.*	53	2,398
Copart, Inc.*	302	7,873
Corrections Corp. of America*	311	8,493
Covanta Holding Corp.	260	4,220
Deluxe Corp.	322	7,541
Encore Capital Group, Inc.*	113	2,548
Ennis, Inc.	208	3,291
Geo Group, Inc. (The)*	102	1,939
Herman Miller, Inc.	158	3,628
HNI Corp.	105	2,914
Iron Mountain, Inc.	325	9,360
KAR Auction Services, Inc.*	151	2,448
Knoll, Inc.	208	3,461
McGrath Rentcorp	56	1,798
Mine Safety Appliances Co.	112	4,601
NL Industries, Inc.	165	2,458
Pitney Bowes, Inc.(a)	822	14,451
Portfolio Recovery Associates, Inc.*	46	3,299
R.R. Donnelley & Sons Co.(a)	516	6,393
Republic Services, Inc.	734	22,431
Rollins, Inc.	192	4,086
Stericycle, Inc.*	114	9,535
SYKES Enterprises, Inc.*	180	2,844
Tetra Tech, Inc.*	136	3,585
UniFirst Corp.	91	5,601
United Stationers, Inc.	167	5,182
Waste Connections, Inc.	223	7,254
Waste Management, Inc.	1,184	41,393

Total Commercial Services & Supplies		232,938
Communications Equipment – 1.5%
ADTRAN, Inc.	243	7,579
Arris Group, Inc.*	371	4,192
Aruba Networks, Inc.*	107	2,384
Black Box Corp.	83	2,117
Brocade Communications Systems, Inc.*	730	4,198
Cisco Systems, Inc.	13,674	289,205
Comtech Telecommunications Corp.	79	2,574
EchoStar Corp. Class A*	293	8,245
F5 Networks, Inc.*	82	11,067
Finisar Corp.*	189	3,808
Harris Corp.	556	25,065
InterDigital, Inc.	115	4,009
JDS Uniphase Corp.*	209	3,028
Juniper Networks, Inc.*	981	22,445
Loral Space & Communications, Inc.*	232	18,467
Motorola Solutions, Inc.	562	28,566
NETGEAR, Inc.*	86	3,285

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Plantronics, Inc.	125	$5,033
Polycom, Inc.*	248	4,729
QUALCOMM, Inc.	2,930	199,299
Westell Technologies, Inc. Class A*	1,184	2,759

Total Communications Equipment		652,054
Computers & Peripherals – 5.0%
Apple, Inc.*	2,501	1,499,274
Dell, Inc.*	8,776	145,681
Diebold, Inc.	164	6,317
EMC Corp.*	3,693	110,347
Hewlett-Packard Co.	9,802	233,582
Lexmark International, Inc. Class A(a)	436	14,493
NCR Corp.*	455	9,878
NetApp, Inc.*	632	28,295
QLogic Corp.*	386	6,855
SanDisk Corp.*	942	46,714
Synaptics, Inc.*(a)	116	4,235
Western Digital Corp.*	1,130	46,771

Total Computers & Peripherals		2,152,442
Construction & Engineering – 0.3%
AECOM Technology Corp.*	438	9,798
EMCOR Group, Inc.	175	4,851
Fluor Corp.	426	25,577
Jacobs Engineering Group, Inc.*	301	13,356
KBR, Inc.	684	24,316
MasTec, Inc.*	292	5,282
Primoris Services Corp.	156	2,506
Quanta Services, Inc.*	269	5,622
Tutor Perini Corp.*	250	3,895
URS Corp.	335	14,244

Total Construction & Engineering		109,447
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	67	5,737
Consumer Finance – 1.2%
Advance America, Cash Advance Centers, Inc.	449	4,710
American Express Co.	3,319	192,037
Capital One Financial Corp.	3,015	168,056
Cash America International, Inc.	129	6,183
Credit Acceptance Corp.*	101	10,202
DFC Global Corp.*	177	3,340
Discover Financial Services	2,842	94,752
Ezcorp, Inc. Class A*	151	4,901
First Cash Financial Services, Inc.*	73	3,131
Green Dot Corp. Class A*(a)	58	1,538
Nelnet, Inc. Class A	382	9,898
SLM Corp.	1,888	29,755
World Acceptance Corp.*(a)	70	4,288

Total Consumer Finance		532,791
Containers & Packaging – 0.3%
Aptargroup, Inc.	151	8,270
Ball Corp.	565	24,227
Bemis Co., Inc.	219	7,072

Boise, Inc.	746	$6,125
Crown Holdings, Inc.*	439	16,168
Graphic Packaging Holding Co.*	947	5,227
Greif, Inc. Class A	185	10,345
Owens-Illinois, Inc.*	371	8,659
Packaging Corp. of America	369	10,919
Rock-Tenn Co. Class A	129	8,715
Sealed Air Corp.	583	11,258
Silgan Holdings, Inc.	183	8,089
Sonoco Products Co.	267	8,864

Total Containers & Packaging		133,938
Distributors – 0.1%
Core-Mark Holding Co., Inc.	53	2,170
Genuine Parts Co.	393	24,661
LKQ Corp.*	284	8,852
Pool Corp.	169	6,324

Total Distributors		42,007
Diversified Consumer Services – 0.4%
Apollo Group, Inc. Class A*	618	23,880
Bridgepoint Education, Inc.*	311	7,697
Capella Education Co.*	67	2,409
Career Education Corp.*	1,066	8,592
Coinstar, Inc.*(a)	86	5,465
DeVry, Inc.	335	11,347
Education Management Corp.*(a)	422	5,777
H&R Block, Inc.	1,117	18,397
Hillenbrand, Inc.	232	5,324
ITT Educational Services, Inc.*(a)	279	18,453
Lincoln Educational Services Corp.	329	2,602
Matthews International Corp. Class A	82	2,595
Regis Corp.	238	4,386
Service Corp. International	658	7,409
Sotheby’s	232	9,127
Strayer Education, Inc.(a)	48	4,525
Weight Watchers International, Inc.(a)	193	14,898

Total Diversified Consumer Services		152,883
Diversified Financial Services – 4.5%
Bank of America Corp.	15,972	152,852
CBOE Holdings, Inc.	285	8,100
Citigroup, Inc.	15,314	559,727
CME Group, Inc.	188	54,394
Gain Capital Holdings, Inc.(a)	431	2,163
Interactive Brokers Group, Inc. Class A	139	2,363
IntercontinentalExchange, Inc.*	159	21,850
JPMorgan Chase & Co.	21,559	991,283
Leucadia National Corp.	1,950	50,895
Moody’s Corp.	747	31,449
MSCI, Inc. Class A*	171	6,294
NASDAQ OMX Group, Inc. (The)*	732	18,959
NYSE Euronext	947	28,419

Total Diversified Financial Services		1,928,748

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Diversified Telecommunication Services – 2.1%
AboveNet, Inc.*	74	$6,127
AT&T, Inc.	16,543	516,638
CenturyLink, Inc.	781	30,186
Cincinnati Bell, Inc.*	761	3,059
Frontier Communications Corp.(a)	1,150	4,795
tw telecom, inc.*	227	5,030
Verizon Communications, Inc.	8,068	308,440
Windstream Corp.	997	11,675

Total Diversified Telecommunication Services		885,950
Electric Utilities – 1.6%
ALLETE, Inc.	116	4,813
American Electric Power Co., Inc.	853	32,909
Cleco Corp.	227	9,001
Duke Energy Corp.	3,410	71,644
Edison International	1,057	44,933
El Paso Electric Co.	137	4,451
Empire District Electric Co. (The)	112	2,279
Entergy Corp.	771	51,811
Exelon Corp.	2,521	98,849
FirstEnergy Corp.	975	44,450
Great Plains Energy, Inc.	390	7,905
Hawaiian Electric Industries, Inc.	216	5,476
IDACORP, Inc.	135	5,551
ITC Holdings Corp.	97	7,463
MGE Energy, Inc.	85	3,773
NextEra Energy, Inc.	1,117	68,227
Northeast Utilities	517	19,191
NV Energy, Inc.	669	10,784
Pepco Holdings, Inc.	541	10,220
Pinnacle West Capital Corp.	291	13,939
Portland General Electric Co.	186	4,646
PPL Corp.	1,696	47,929
Progress Energy, Inc.	626	33,247
Southern Co. (The)	1,853	83,255
UIL Holdings Corp.	87	3,024
Unisource Energy Corp.	148	5,412
Westar Energy, Inc.	311	8,686

Total Electric Utilities		703,868
Electrical Equipment – 0.6%
Acuity Brands, Inc.	46	2,890
AMETEK, Inc.	352	17,076
AZZ, Inc.	33	1,704
Babcock & Wilcox Co. (The)*	240	6,180
Belden, Inc.	113	4,284
Brady Corp. Class A	209	6,761
Emerson Electric Co.	1,809	94,394
EnerSys*	244	8,455
Franklin Electric Co., Inc.	54	2,650
Generac Holdings, Inc.*(a)	90	2,209
General Cable Corp.*	176	5,118
Global Power Equipment Group, Inc.*	102	2,825
GrafTech International Ltd.*	438	5,230

Hubbell, Inc. Class B	164	$12,887
II-VI, Inc.*	294	6,953
Polypore International, Inc.*(a)	70	2,461
Powell Industries, Inc.*	56	1,918
Regal-Beloit Corp.	140	9,177
Rockwell Automation, Inc.	328	26,142
Roper Industries, Inc.	194	19,237
Thomas & Betts Corp.*	118	8,485

Total Electrical Equipment		247,036
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	443	26,478
Anixter International, Inc.*	115	8,341
Arrow Electronics, Inc.*	631	26,483
Avnet, Inc.*	822	29,913
AVX Corp.	626	8,301
Benchmark Electronics, Inc.*	273	4,502
Cognex Corp.	75	3,177
Coherent, Inc.*	64	3,733
Corning, Inc.	8,361	117,723
Dolby Laboratories, Inc. Class A*	341	12,978
FEI Co.*	90	4,420
FLIR Systems, Inc.	391	9,896
Ingram Micro, Inc. Class A*	586	10,876
Insight Enterprises, Inc.*	348	7,632
IPG Photonics Corp.*	103	5,361
Jabil Circuit, Inc.	735	18,463
Kemet Corp.*	478	4,474
Littelfuse, Inc.	91	5,706
Molex, Inc.	472	13,273
MTS Systems Corp.	99	5,256
Multi-Fineline Electronix, Inc.*	123	3,376
National Instruments Corp.	185	5,276
Newport Corp.*	174	3,083
Plexus Corp.*	208	7,278
Power-One, Inc.*	1,364	6,206
Rofin-Sinar Technologies, Inc.*	136	3,586
Sanmina-SCI Corp.*	455	5,210
Scansource, Inc.*	150	5,598
SYNNEX Corp.*	169	6,446
Tech Data Corp.*	187	10,147
Trimble Navigation Ltd.*	87	4,735
TTM Technologies, Inc.*	223	2,562
Vishay Intertechnology, Inc.*	1,465	17,814

Total Electronic Equipment, Instruments & Components		408,303
Energy Equipment & Services – 1.1%
Atwood Oceanics, Inc.*	310	13,916
Baker Hughes, Inc.	1,283	53,809
Bristow Group, Inc.	124	5,919
Cameron International Corp.*	471	24,883
CARBO Ceramics, Inc.(a)	45	4,745
Diamond Offshore Drilling, Inc.(a)	692	46,191
Dresser-Rand Group, Inc.*	86	3,990

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Dril-Quip, Inc.*	61	$3,966
FMC Technologies, Inc.*	326	16,437
Gulfmark Offshore, Inc. Class A*	71	3,263
Halliburton Co.	3,036	100,765
Helix Energy Solutions Group, Inc.*	153	2,723
Helmerich & Payne, Inc.	266	14,351
Lufkin Industries, Inc.	29	2,339
National Oilwell Varco, Inc.	1,075	85,430
Newpark Resources*	328	2,686
Oceaneering International, Inc.	206	11,101
Oil States International, Inc.*	114	8,899
Patterson-UTI Energy, Inc.	546	9,440
Rowan Cos., Inc.*	244	8,035
RPC, Inc.(a)	820	8,700
SEACOR Holdings, Inc.*	29	2,778
Superior Energy Services, Inc.*	322	8,488
Tidewater, Inc.	87	4,700
Unit Corp.*	132	5,644

Total Energy Equipment & Services		453,198
Food & Staples Retailing – 2.6%
Andersons, Inc. (The)	81	3,944
Casey’s General Stores, Inc.	92	5,102
Costco Wholesale Corp.	692	62,834
CVS Caremark Corp.	3,704	165,939
Harris Teeter Supermarkets, Inc.	130	5,213
Ingles Markets, Inc. Class A	148	2,611
Kroger Co. (The)	1,923	46,594
Pantry, Inc. (The)*	52	676
PriceSmart, Inc.	62	4,514
Safeway, Inc.(a)	1,069	21,604
Spartan Stores, Inc.	63	1,142
SUPERVALU, Inc.(a)	804	4,591
Sysco Corp.	1,580	47,179
United Natural Foods, Inc.*	117	5,459
Walgreen Co.	2,700	90,423
Wal-Mart Stores, Inc.	10,259	627,851
Weis Markets, Inc.	66	2,878
Whole Foods Market, Inc.	224	18,637

Total Food & Staples Retailing		1,117,191
Food Products – 1.6%
Archer-Daniels-Midland Co.	2,898	91,751
B&G Foods, Inc.	90	2,026
Cal-Maine Foods, Inc.(a)	98	3,749
Campbell Soup Co.	970	32,835
Chiquita Brands International, Inc.*	175	1,538
ConAgra Foods, Inc.	1,068	28,046
Corn Products International, Inc.	228	13,144
Darling International, Inc.*	573	9,982
Dean Foods Co.*	371	4,493
Diamond Foods, Inc.(a)	64	1,460
Flowers Foods, Inc.	276	5,622
General Mills, Inc.	1,623	64,027
Green Mountain Coffee Roasters, Inc.*(a)	121	5,668

H.J. Heinz Co.	697	$37,324
Hershey Co. (The)	438	26,863
Hormel Foods Corp.	658	19,424
J&J Snack Foods Corp.	37	1,941
J.M. Smucker Co. (The)	261	21,235
Kellogg Co.	935	50,144
Kraft Foods, Inc. Class A	3,516	133,643
Lancaster Colony Corp.	89	5,915
McCormick & Co., Inc.	330	17,962
Mead Johnson Nutrition Co.	275	22,682
Sara Lee Corp.	702	15,114
Seneca Foods Corp. Class A*	75	1,976
Smithfield Foods, Inc.*	641	14,121
TreeHouse Foods, Inc.*	73	4,344
Tyson Foods, Inc. Class A	1,516	29,031

Total Food Products		666,060
Gas Utilities – 0.2%
AGL Resources, Inc.	252	9,883
Atmos Energy Corp.	283	8,903
Laclede Group, Inc. (The)	66	2,575
National Fuel Gas Co.	121	5,823
New Jersey Resources Corp.	90	4,011
Northwest Natural Gas Co.	74	3,360
ONEOK, Inc.	201	16,414
Piedmont Natural Gas Co., Inc.(a)	165	5,127
Questar Corp.	471	9,071
South Jersey Industries, Inc.	98	4,904
Southwest Gas Corp.	129	5,513
UGI Corp.	334	9,102
WGL Holdings, Inc.	141	5,739

Total Gas Utilities		90,425
Health Care Equipment & Supplies – 1.5%
Align Technology, Inc.*	146	4,022
Baxter International, Inc.	1,722	102,941
Becton Dickinson and Co.	640	49,696
Boston Scientific Corp.*	4,634	27,711
C.R. Bard, Inc.	245	24,186
CareFusion Corp.*	457	11,850
Conceptus, Inc.*	219	3,149
CONMED Corp.	102	3,047
Cooper Cos., Inc. (The)	109	8,906
Cyberonics, Inc.*	75	2,860
DENTSPLY International, Inc.	330	13,243
Edwards Lifesciences Corp.*	108	7,855
Gen-Probe, Inc.*	47	3,121
Greatbatch, Inc.*	85	2,084
Haemonetics Corp.*	49	3,414
Hill-Rom Holdings, Inc.	154	5,145
Hologic, Inc.*	194	4,181
IDEXX Laboratories, Inc.*	89	7,783
Intuitive Surgical, Inc.*	46	24,921
Masimo Corp.*	131	3,063
Medtronic, Inc.	3,450	135,206

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

NuVasive, Inc.*	216	$3,637
ResMed, Inc.*	257	7,944
Sirona Dental Systems, Inc.*	92	4,742
St. Jude Medical, Inc.	1,007	44,620
STERIS Corp.	169	5,344
Stryker Corp.	991	54,981
Teleflex, Inc.	91	5,565
Thoratec Corp.*	73	2,461
Varian Medical Systems, Inc.*	248	17,102
West Pharmaceutical Services, Inc.	82	3,487
Zimmer Holdings, Inc.	645	41,461

Total Health Care Equipment & Supplies		639,728
Health Care Providers & Services – 2.8%
Aetna, Inc.	1,797	90,138
Amedisys, Inc.*	236	3,413
AMERIGROUP Corp.*	200	13,456
AmerisourceBergen Corp.	778	30,871
Amsurg Corp.*	113	3,162
Cardinal Health, Inc.	867	37,376
Catalyst Health Solutions, Inc.*	65	4,142
Centene Corp.*	125	6,121
Chemed Corp.	83	5,202
Cigna Corp.	1,283	63,188
Community Health Systems, Inc.*	657	14,612
Coventry Health Care, Inc.	680	24,188
DaVita, Inc.*	226	20,378
Ensign Group, Inc. (The)	113	3,069
Express Scripts Holding Co.*	1,094	59,273
Five Star Quality Care, Inc.*	1,163	3,966
Hanger Orthopedic Group, Inc.*	106	2,317
HCA Holdings, Inc.	1,263	31,247
Health Management Associates, Inc. Class A*	1,088	7,311
Health Net, Inc.*	341	13,545
Healthways, Inc.*	223	1,641
Henry Schein, Inc.*	235	17,785
Humana, Inc.	668	61,777
Kindred Healthcare, Inc.*	197	1,702
Laboratory Corp. of America Holdings*	259	23,709
Landauer, Inc.	19	1,007
LifePoint Hospitals, Inc.*	231	9,111
Lincare Holdings, Inc.	305	7,893
Magellan Health Services, Inc.*	107	5,223
McKesson Corp.	681	59,771
Medco Health Solutions, Inc.*	1,032	72,550
Mednax, Inc.*	150	11,155
Molina Healthcare, Inc.*	228	7,668
National Healthcare Corp.	34	1,549
Omnicare, Inc.	209	7,434
Owens & Minor, Inc.	156	4,744
Patterson Cos., Inc.	352	11,757
PSS World Medical, Inc.*	138	3,497
Quest Diagnostics, Inc.	483	29,535
Select Medical Holdings Corp.*	585	4,499
Team Health Holdings, Inc.*	120	2,467

Tenet Healthcare Corp.*	1,415	$7,514
Triple-S Management Corp. Class B*	186	4,297
UnitedHealth Group, Inc.	4,096	241,418
Universal American Corp.	495	5,336
Universal Health Services, Inc. Class B	340	14,249
VCA Antech, Inc.*	233	5,408
WellCare Health Plans, Inc.*	138	9,919
WellPoint, Inc.	1,699	125,386

Total Health Care Providers & Services		1,196,976
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	117	1,942
Cerner Corp.*	209	15,918
Quality Systems, Inc.	69	3,017

Total Health Care Technology		20,877
Hotels, Restaurants & Leisure – 1.4%
Ameristar Casinos, Inc.	96	1,788
Bally Technologies, Inc.*	117	5,470
Bob Evans Farms, Inc.	124	4,677
Bravo Brio Restaurant Group, Inc.*	150	2,994
Brinker International, Inc.	268	7,383
Buffalo Wild Wings, Inc.*	32	2,902
CEC Entertainment, Inc.	106	4,018
Cheesecake Factory, Inc. (The)*	88	2,586
Chipotle Mexican Grill, Inc.*	24	10,032
Choice Hotels International, Inc.	137	5,116
Churchill Downs, Inc.	41	2,292
Cracker Barrel Old Country Store, Inc.	117	6,529
Darden Restaurants, Inc.	379	19,390
Domino’s Pizza, Inc.	181	6,570
Einstein Noah Restaurant Group, Inc.	107	1,596
Hyatt Hotels Corp. Class A*	73	3,119
International Game Technology	664	11,149
International Speedway Corp. Class A	150	4,162
Interval Leisure Group, Inc.	154	2,680
Jack In The Box, Inc.*	181	4,339
Las Vegas Sands Corp.	951	54,749
Life Time Fitness, Inc.*	98	4,956
Marriott International, Inc. Class A	319	12,074
McDonald’s Corp.	2,145	210,425
Panera Bread Co. Class A*	50	8,046
Papa John’s International, Inc.*	107	4,030
Penn National Gaming, Inc.*	147	6,318
Sonic Corp.*	199	1,528
Speedway Motorsports, Inc.	85	1,588
Starbucks Corp.	1,127	62,988
Starwood Hotels & Resorts Worldwide, Inc.	347	19,574
Texas Roadhouse, Inc.	147	2,446
Vail Resorts, Inc.	28	1,211
WMS Industries, Inc.*	107	2,539
Wyndham Worldwide Corp.	499	23,208
Wynn Resorts Ltd.	166	20,730
Yum! Brands, Inc.	849	60,432

Total Hotels, Restaurants & Leisure		605,634

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Household Durables – 0.3%
American Greetings Corp. Class A	254	$3,897
Blyth, Inc.	35	2,619
D.R. Horton, Inc.	389	5,901
Harman International Industries, Inc.	135	6,319
Jarden Corp.	271	10,902
La-Z-Boy, Inc.*	234	3,501
Leggett & Platt, Inc.	311	7,156
Lennar Corp. Class A(a)	168	4,566
Mohawk Industries, Inc.*	120	7,981
Newell Rubbermaid, Inc.	965	17,187
NVR, Inc.*	12	8,716
Tempur-Pedic International, Inc.*	164	13,847
Toll Brothers, Inc.*	169	4,054
Tupperware Brands Corp.	184	11,684
Whirlpool Corp.	524	40,275

Total Household Durables		148,605
Household Products – 1.6%
Central Garden and Pet Co. Class A*	279	2,687
Church & Dwight Co., Inc.	304	14,954
Clorox Co. (The)	324	22,275
Colgate-Palmolive Co.	1,031	100,811
Energizer Holdings, Inc.*	151	11,201
Kimberly-Clark Corp.	1,016	75,072
Procter & Gamble Co. (The)	6,702	450,442
WD-40 Co.	44	1,995

Total Household Products		679,437
Independent Power Producers & Energy Traders – 0.0%
AES Corp. (The)*	593	7,750
NRG Energy, Inc.*	710	11,126
Ormat Technologies, Inc.(a)	84	1,693

Total Independent Power Producers & Energy Traders		20,569
Industrial Conglomerates – 1.8%
3M Co.	2,011	179,401
Carlisle Cos., Inc.	138	6,889
Danaher Corp.	1,561	87,416
General Electric Co.	24,634	494,405
Raven Industries, Inc.	33	2,013
Seaboard Corp.*	5	9,755

Total Industrial Conglomerates		779,879
Insurance – 4.1%
Aflac, Inc.	2,574	118,378
Alleghany Corp.*	18	5,924
Allstate Corp. (The)	767	25,250
American Equity Investment Life Holding Co.	259	3,307
American Financial Group, Inc.	398	15,355
American National Insurance Co.	71	5,149
AMERISAFE, Inc.*	120	2,969
AmTrust Financial Services, Inc.	295	7,930
Arthur J. Gallagher & Co.	200	7,148
Assurant, Inc.	493	19,966

Berkshire Hathaway, Inc. Class B*	5,549	$450,301
Brown & Brown, Inc.	318	7,562
Chubb Corp. (The)	985	68,073
Cincinnati Financial Corp.	159	5,487
CNA Financial Corp.	1,002	29,389
CNO Financial Group, Inc.*	2,467	19,193
Crawford & Co. Class B	399	1,955
Delphi Financial Group, Inc. Class A	301	13,476
Employers Holdings, Inc.	158	2,798
Erie Indemnity Co. Class A	105	8,184
FBL Financial Group, Inc. Class A	185	6,234
Fidelity National Financial, Inc. Class A	797	14,370
First American Financial Corp.	447	7,434
Genworth Financial, Inc. Class A*	338	2,812
Hanover Insurance Group, Inc. (The)	57	2,344
Hartford Financial Services Group, Inc.	2,274	47,936
HCC Insurance Holdings, Inc.	394	12,281
Horace Mann Educators Corp.	202	3,559
Infinity Property & Casualty Corp.	64	3,349
Kemper Corp.	141	4,269
Lincoln National Corp.	2,250	59,310
Loews Corp.	1,293	51,552
Markel Corp.*	21	9,428
Marsh & McLennan Cos., Inc.	950	31,150
Meadowbrook Insurance Group, Inc.	184	1,717
Mercury General Corp.	136	5,949
MetLife, Inc.	4,862	181,596
National Western Life Insurance Co. Class A	24	3,285
Navigators Group, Inc. (The)*	41	1,937
Phoenix Cos., Inc. (The)*	1,461	3,579
Primerica, Inc.	374	9,428
Principal Financial Group, Inc.	1,286	37,950
ProAssurance Corp.	126	11,102
Progressive Corp. (The)	2,032	47,102
Protective Life Corp.	546	16,172
Prudential Financial, Inc.	2,395	151,819
Reinsurance Group of America, Inc.	430	25,572
RLI Corp.	95	6,806
Safety Insurance Group, Inc.	79	3,290
Selective Insurance Group, Inc.	105	1,849
StanCorp Financial Group, Inc.	227	9,293
Symetra Financial Corp.	603	6,953
Torchmark Corp.	476	23,729
Tower Group, Inc.	123	2,759
Travelers Cos., Inc. (The)	1,274	75,421
Universal Insurance Holdings, Inc.	929	3,614
Unum Group	1,707	41,787
W.R. Berkley Corp.	467	16,868

Total Insurance		1,763,399
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	181	36,654
Expedia, Inc.(a)	339	11,336
HSN, Inc.	83	3,157

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Liberty Interactive Corp. Class A*	1,235	$23,576
Netflix, Inc.*	112	12,885
priceline.com, Inc.*	78	55,965
TripAdvisor, Inc.*	339	12,092

Total Internet & Catalog Retail		155,665
Internet Software & Services – 1.3%
Akamai Technologies, Inc.*	250	9,175
Ancestry.com, Inc.*(a)	103	2,342
AOL, Inc.*	156	2,959
Digital River, Inc.*	129	2,414
Earthlink, Inc.	552	4,410
eBay, Inc.*	2,359	87,024
Equinix, Inc.*	16	2,519
Google, Inc. Class A*	609	390,515
IAC/InterActiveCorp	91	4,467
j2 Global, Inc.(a)	114	3,270
Keynote Systems, Inc.	101	1,996
Rackspace Hosting, Inc.*	48	2,774
United Online, Inc.	413	2,020
ValueClick, Inc.*	341	6,731
VeriSign, Inc.	88	3,374
WebMD Health Corp.*	54	1,381
Yahoo!, Inc.*	2,611	39,739

Total Internet Software & Services		567,110
IT Services – 3.1%
Acxiom Corp.*	133	1,952
Alliance Data Systems Corp.*	123	15,493
Automatic Data Processing, Inc.	954	52,651
Booz Allen Hamilton Holding Corp.	311	5,296
Broadridge Financial Solutions, Inc.	337	8,058
CACI International, Inc. Class A*	86	5,357
Cardtronics, Inc.*	101	2,651
Cognizant Technology Solutions Corp. Class A*	478	36,782
Computer Sciences Corp.	1,089	32,605
Convergys Corp.*	300	4,005
CoreLogic, Inc.*	106	1,730
CSG Systems International, Inc.*	169	2,559
DST Systems, Inc.	209	11,334
Euronet Worldwide, Inc.*	81	1,692
Fidelity National Information Services, Inc.	701	23,217
Fiserv, Inc.*	314	21,788
FleetCor Technologies, Inc.*	134	5,195
Gartner, Inc.*	156	6,652
Global Payments, Inc.	192	9,114
International Business Machines Corp.	2,994	624,698
Jack Henry & Associates, Inc.	216	7,370
Lender Processing Services, Inc.	362	9,412
ManTech International Corp. Class A	160	5,514
Mastercard, Inc. Class A	253	106,397
MAXIMUS, Inc.	102	4,148
NeuStar, Inc. Class A*	205	7,636
Paychex, Inc.	743	23,026
SAIC, Inc.*	1,525	20,130

Sapient Corp.	368	$4,582
Syntel, Inc.	138	7,728
TeleTech Holdings, Inc.*	294	4,733
Teradata Corp.*	255	17,378
Total System Services, Inc.	504	11,627
Unisys Corp.*	297	5,857
VeriFone Systems, Inc.*	104	5,395
Visa, Inc. Class A	1,465	172,870
Western Union Co. (The)	2,041	35,922
Wright Express Corp.*	79	5,114

Total IT Services		1,327,668
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	393	14,431
Mattel, Inc.	997	33,559
Polaris Industries, Inc.	150	10,823

Total Leisure Equipment & Products		58,813
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	1,066	47,448
Bio-Rad Laboratories, Inc. Class A*	73	7,569
Bruker Corp.*	307	4,700
Charles River Laboratories International, Inc.*	104	3,753
Covance, Inc.*	136	6,478
Illumina, Inc.*(a)	114	5,998
Life Technologies Corp.*	336	16,403
Mettler-Toledo International, Inc.*(a)	54	9,976
PAREXEL International Corp.*	132	3,560
PerkinElmer, Inc.	339	9,377
Techne Corp.	82	5,748
Thermo Fisher Scientific, Inc.	823	46,401
Waters Corp.*	206	19,088

Total Life Sciences Tools & Services		186,499
Machinery – 2.5%
Actuant Corp. Class A	266	7,711
AGCO Corp.*	324	15,296
Albany International Corp. Class A	96	2,203
Astec Industries, Inc.*	90	3,283
Barnes Group, Inc.	169	4,446
Blount International, Inc.*	148	2,469
Briggs & Stratton Corp.	170	3,048
Caterpillar, Inc.	1,968	209,631
Chart Industries, Inc.*	28	2,053
CLARCOR, Inc.	117	5,744
Crane Co.	121	5,869
Cummins, Inc.	646	77,546
Deere & Co.	1,337	108,163
Donaldson Co., Inc.	282	10,076
Dover Corp.	560	35,246
Eaton Corp.	1,150	57,305
EnPro Industries, Inc.*	89	3,658
ESCO Technologies, Inc.	66	2,427
Flowserve Corp.	148	17,096
Gardner Denver, Inc.	118	7,436

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Graco, Inc.	152	$8,065
Harsco Corp.	130	3,050
IDEX Corp.	249	10,490
Illinois Tool Works, Inc.	1,571	89,736
ITT Corp.	1,070	24,546
John Bean Technologies Corp.	99	1,604
Joy Global, Inc.	285	20,948
Kaydon Corp.	97	2,474
Kennametal, Inc.	238	10,598
Lincoln Electric Holdings, Inc.	183	8,294
Meritor, Inc.*	494	3,987
Middleby Corp.*	45	4,553
Mueller Industries, Inc.	112	5,090
NACCO Industries, Inc. Class A	49	5,702
Nordson Corp.	171	9,321
Oshkosh Corp.*	601	13,925
PACCAR, Inc.	783	36,668
Pall Corp.	236	14,073
Parker Hannifin Corp.	531	44,896
Pentair, Inc.	216	10,284
Robbins & Myers, Inc.	90	4,685
Sauer-Danfoss, Inc.	297	13,959
Snap-On, Inc.	189	11,523
SPX Corp.	119	9,226
Stanley Black & Decker, Inc.	330	25,397
Timken Co. (The)	402	20,397
Toro Co. (The)	86	6,115
Trimas Corp.*	119	2,664
Trinity Industries, Inc.	170	5,602
Valmont Industries, Inc.	79	9,275
WABCO Holdings, Inc.*	279	16,874
Wabtec Corp.	116	8,743
Watts Water Technologies, Inc. Class A	119	4,849
Woodward, Inc.	146	6,253

Total Machinery		1,054,572
Marine – 0.0%
Alexander & Baldwin, Inc.	55	2,665
International Shipholding Corp.	92	2,124
Kirby Corp.*	115	7,566

Total Marine		12,355
Media – 3.1%
AMC Networks, Inc. Class A*	78	3,481
Arbitron, Inc.	62	2,293
Belo Corp. Class A	456	3,270
Cablevision Systems Corp. Class A	627	9,204
CBS Corp. Class B	1,811	61,411
Cinemark Holdings, Inc.	382	8,385
Comcast Corp. Class A	5,495	164,905
Cumulus Media, Inc. Class A*	683	2,384
DIRECTV Class A*	1,995	98,433
Discovery Communications, Inc. Class C*	871	40,832
DISH Network Corp. Class A	1,989	65,498
DreamWorks Animation SKG, Inc. Class A*(a)	268	4,945

Entercom Communications Corp. Class A*	464	$3,011
Gannett Co., Inc.	1,434	21,983
Harte-Hanks, Inc.	440	3,982
Interpublic Group of Cos., Inc. (The)	1,511	17,241
John Wiley & Sons, Inc. Class A	148	7,043
Madison Square Garden, Inc. Class A*	81	2,770
McGraw-Hill Cos., Inc. (The)	790	38,291
Meredith Corp.(a)	186	6,038
Morningstar, Inc.	70	4,413
News Corp. Class A	6,984	137,515
Omnicom Group, Inc.	718	36,367
Regal Entertainment Group Class A	267	3,631
Scholastic Corp.	157	5,539
Scripps Networks Interactive, Inc. Class A	404	19,671
Sinclair Broadcast Group, Inc. Class A	300	3,318
Sirius XM Radio, Inc.*(a)	5,013	11,580
Time Warner Cable, Inc.	872	71,068
Time Warner, Inc.	3,227	121,819
Valassis Communications, Inc.*	192	4,416
Viacom, Inc. Class B	1,955	92,784
Virgin Media, Inc.	164	4,097
Walt Disney Co. (The)	5,115	223,935
Washington Post Co. (The) Class B(a)	21	7,845
World Wrestling Entertainment, Inc. Class A(a)	216	1,916

Total Media		1,315,314
Metals & Mining – 1.4%
Alcoa, Inc.	3,898	39,058
Allegheny Technologies, Inc.	176	7,246
AMCOL International Corp.	101	2,978
Carpenter Technology Corp.	75	3,917
Century Aluminum Co.*	286	2,540
Cliffs Natural Resources, Inc.	1,004	69,537
Coeur d’Alene Mines Corp.*	98	2,327
Compass Minerals International, Inc.	78	5,596
Freeport-McMoRan Copper & Gold, Inc.	5,160	196,286
Globe Specialty Metals, Inc.	215	3,197
Hecla Mining Co.(a)	657	3,035
Materion Corp.*	87	2,500
Metals USA Holdings Corp.*	188	2,709
Molycorp, Inc.*(a)	92	3,112
Newmont Mining Corp.	1,425	73,060
Noranda Aluminum Holding Corp.	694	6,919
Nucor Corp.	545	23,408
Reliance Steel & Aluminum Co.	248	14,007
Royal Gold, Inc.	36	2,348
Schnitzer Steel Industries, Inc. Class A	91	3,630
Southern Copper Corp.	2,773	87,932
Steel Dynamics, Inc.	711	10,338
Stillwater Mining Co.*	443	5,600
Titanium Metals Corp.	291	3,946
Walter Energy, Inc.	201	11,901
Worthington Industries, Inc.	263	5,044

Total Metals & Mining		592,171

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Multiline Retail – 0.8%
Big Lots, Inc.*	249	$10,712
Dillard’s, Inc. Class A	177	11,154
Dollar General Corp.*	654	30,215
Dollar Tree, Inc.*	228	21,544
Family Dollar Stores, Inc.	274	17,339
J.C. Penney Co., Inc.	331	11,727
Kohl’s Corp.	920	46,028
Macy’s, Inc.	1,391	55,264
Nordstrom, Inc.	547	30,479
Saks, Inc.*(a)	273	3,169
Target Corp.	2,122	123,649

Total Multiline Retail		361,280
Multi-Utilities – 1.2%
Alliant Energy Corp.	292	12,649
Ameren Corp.	701	22,839
Avista Corp.	171	4,374
Black Hills Corp.	73	2,448
CenterPoint Energy, Inc.	1,585	31,256
CH Energy Group, Inc.	71	4,738
CMS Energy Corp.	866	19,052
Consolidated Edison, Inc.	737	43,056
Dominion Resources, Inc.	598	30,624
DTE Energy Co.	559	30,762
Integrys Energy Group, Inc.	163	8,637
MDU Resources Group, Inc.	449	10,053
NiSource, Inc.	718	17,483
NorthWestern Corp.	134	4,752
NSTAR	290	14,103
OGE Energy Corp.	268	14,338
PG&E Corp.	1,113	48,315
Public Service Enterprise Group, Inc.	1,133	34,681
SCANA Corp.	372	16,967
Sempra Energy	977	58,581
TECO Energy, Inc.	510	8,950
Vectren Corp.	202	5,870
Wisconsin Energy Corp.	551	19,384
Xcel Energy, Inc.	1,263	33,432

Total Multi-Utilities		497,344
Office Electronics – 0.1%
Xerox Corp.	4,656	37,621
Zebra Technologies Corp. Class A*	146	6,012

Total Office Electronics		43,633
Oil, Gas & Consumable Fuels – 11.1%
Alpha Natural Resources, Inc.*	98	1,491
Anadarko Petroleum Corp.	300	23,502
Apache Corp.	1,618	162,512
Arch Coal, Inc.	291	3,117
Berry Petroleum Co. Class A	143	6,740
Bill Barrett Corp.*(a)	89	2,315
Cabot Oil & Gas Corp.	100	3,117
Chesapeake Energy Corp.	1,893	43,861
Chevron Corp.	9,791	1,049,987

Cimarex Energy Co.	313	$23,622
Clayton Williams Energy, Inc.*	45	3,575
Cloud Peak Energy, Inc.*	279	4,444
Concho Resources, Inc.*	200	20,416
ConocoPhillips	5,456	414,711
Consol Energy, Inc.	542	18,482
Contango Oil & Gas Co.*	56	3,299
Continental Resources, Inc.*	284	24,373
CVR Energy, Inc.*	498	13,321
Delek US Holdings, Inc.	320	4,963
Denbury Resources, Inc.*	1,244	22,678
Devon Energy Corp.	1,322	94,021
El Paso Corp.	465	13,741
Energen Corp.	278	13,664
EOG Resources, Inc.	225	24,997
EQT Corp.	261	12,583
EXCO Resources, Inc.(a)	715	4,740
Exxon Mobil Corp.	19,668	1,705,806
Forest Oil Corp.*	271	3,284
Gulfport Energy Corp.*	119	3,465
Hess Corp.	1,021	60,188
HollyFrontier Corp.	1,197	38,484
Kinder Morgan, Inc.(a)	551	21,296
Marathon Oil Corp.	2,601	82,452
Marathon Petroleum Corp.	3,082	133,635
Murphy Oil Corp.	718	40,402
Newfield Exploration Co.*	470	16,300
Noble Energy, Inc.	339	33,147
Oasis Petroleum, Inc.*	108	3,330
Occidental Petroleum Corp.	2,536	241,503
Peabody Energy Corp.	975	28,236
Pioneer Natural Resources Co.	210	23,434
Plains Exploration & Production Co.*	305	13,008
QEP Resources, Inc.	414	12,627
Rosetta Resources, Inc.*	51	2,487
SandRidge Energy, Inc.*	1,101	8,621
SM Energy Co.	92	6,511
Southwestern Energy Co.*	715	21,879
Spectra Energy Corp.	1,578	49,786
Stone Energy Corp.*	244	6,976
Swift Energy Co.*	99	2,874
Tesoro Corp.*	921	24,720
Valero Energy Corp.	3,535	91,097
W&T Offshore, Inc.	318	6,703
Western Refining, Inc.	514	9,673
Whiting Petroleum Corp.*	387	21,014
Williams Cos., Inc. (The)	1,067	32,874
World Fuel Services Corp.	203	8,323
WPX Energy, Inc.*	355	6,393

Total Oil, Gas & Consumable Fuels		4,774,800
Paper & Forest Products – 0.2%
Buckeye Technologies, Inc.	171	5,809
Clearwater Paper Corp.*	114	3,786

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

International Paper Co.	1,657	$58,161
KapStone Paper and Packaging Corp.*	285	5,614
MeadWestvaco Corp.	283	8,940
PH Glatfelter Co.	228	3,598
Schweitzer-Mauduit International, Inc.	36	2,486

Total Paper & Forest Products		88,394
Personal Products – 0.2%
Avon Products, Inc.	1,588	30,744
Elizabeth Arden, Inc.*	53	1,854
Estee Lauder Cos., Inc. (The) Class A	614	38,031
Nu Skin Enterprises, Inc. Class A	142	8,223
Revlon, Inc. Class A*	778	13,420
USANA Health Sciences, Inc.*	66	2,464

Total Personal Products		94,736
Pharmaceuticals – 4.4%
Abbott Laboratories	4,244	260,115
Akorn, Inc.*	233	2,726
Allergan, Inc.	396	37,790
Bristol-Myers Squibb Co.	4,085	137,869
DepoMed, Inc.*	701	4,388
Eli Lilly & Co.	4,538	182,745
Endo Pharmaceuticals Holdings, Inc.*	283	10,961
Forest Laboratories, Inc.*	1,400	48,566
Hi-Tech Pharmacal Co., Inc.*	52	1,868
Hospira, Inc.*	514	19,219
Impax Laboratories, Inc.*	249	6,120
Jazz Pharmaceuticals PLC*	113	5,477
Johnson & Johnson	7,106	468,712
Medicines Co. (The)*	276	5,539
Medicis Pharmaceutical Corp. Class A	140	5,263
Merck & Co., Inc.	4,421	169,766
Mylan, Inc.*	899	21,082
Par Pharmaceutical Cos., Inc.*	91	3,524
Perrigo Co.	137	14,154
Pfizer, Inc.	20,080	455,013
Questcor Pharmaceuticals, Inc.*	69	2,596
Salix Pharmaceuticals Ltd.*	56	2,940
Viropharma, Inc.*	227	6,826
Watson Pharmaceuticals, Inc.*	157	10,528

Total Pharmaceuticals		1,883,787
Professional Services – 0.2%
Corporate Executive Board Co. (The)	75	3,226
Dun & Bradstreet Corp. (The)	115	9,744
Equifax, Inc.	245	10,844
FTI Consulting, Inc.*	118	4,427
IHS, Inc. Class A*	74	6,930
Insperity, Inc.	129	3,953
Kelly Services, Inc. Class A	159	2,542
Korn/Ferry International*	157	2,630
Manpower, Inc.	222	10,516
Pendrell Corp.*	3,731	9,738
Robert Half International, Inc.	188	5,696

Towers Watson & Co. Class A	116	$7,664
Verisk Analytics, Inc. Class A*	224	10,521

Total Professional Services		88,431
Real Estate Investment Trusts (REITs) – 0.7%
Alexander’s, Inc.	10	3,939
Alexandria Real Estate Equities, Inc.	64	4,680
American Tower Corp.	221	13,927
AvalonBay Communities, Inc.	58	8,198
BioMed Realty Trust, Inc.	83	1,575
Boston Properties, Inc.	75	7,874
BRE Properties, Inc.	27	1,365
Digital Realty Trust, Inc.(a)	83	6,140
Entertainment Properties Trust	51	2,365
Equity Lifestyle Properties, Inc.	40	2,790
Equity One, Inc.	174	3,518
Essex Property Trust, Inc.	6	909
Extra Space Storage, Inc.	61	1,756
Federal Realty Investment Trust	66	6,388
Getty Realty Corp.(a)	292	4,549
HCP, Inc.	497	19,612
Health Care REIT, Inc.	78	4,287
Hospitality Properties Trust	103	2,726
Kimco Realty Corp.	303	5,836
Liberty Property Trust	182	6,501
LTC Properties, Inc.	98	3,136
Mack-Cali Realty Corp.	130	3,747
National Health Investors, Inc.	99	4,829
National Retail Properties, Inc.	130	3,535
Omega Healthcare Investors, Inc.	91	1,935
Piedmont Office Realty Trust, Inc. Class A	191	3,390
Plum Creek Timber Co., Inc.	219	9,102
Potlatch Corp.	102	3,197
PS Business Parks, Inc.	37	2,425
Public Storage	159	21,969
Rayonier, Inc.	312	13,756
Realty Income Corp.	152	5,887
Senior Housing Properties Trust	260	5,733
Simon Property Group, Inc.	258	37,586
SL Green Realty Corp.	307	23,808
Taubman Centers, Inc.	32	2,334
Ventas, Inc.	164	9,364
Vornado Realty Trust	283	23,829
Weyerhaeuser Co.	780	17,098

Total Real Estate Investment Trusts (REITs)		305,595
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	661	13,193
Howard Hughes Corp. (The)*	78	4,982
Jones Lang LaSalle, Inc.	96	7,998

Total Real Estate Management & Development		26,173
Road & Rail – 0.8%
AMERCO	58	6,120
Con-way, Inc.	103	3,359

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

CSX Corp.	3,316	$71,360
Dollar Thrifty Automotive Group, Inc.*	72	5,825
Genesee & Wyoming, Inc. Class A*	84	4,585
Heartland Express, Inc.	166	2,400
Hertz Global Holdings, Inc.*	292	4,392
JB Hunt Transport Services, Inc.	254	13,810
Kansas City Southern*	143	10,252
Knight Transportation, Inc.	136	2,402
Landstar System, Inc.	106	6,118
Norfolk Southern Corp.	989	65,106
Old Dominion Freight Line, Inc.*	131	6,245
Ryder System, Inc.	89	4,699
Union Pacific Corp.	1,177	126,504
Werner Enterprises, Inc.	140	3,480

Total Road & Rail		336,657
Semiconductors & Semiconductor Equipment – 3.2%
Advanced Energy Industries, Inc.*	225	2,952
Advanced Micro Devices, Inc.*	1,976	15,848
Altera Corp.	922	36,714
Amkor Technology, Inc.*(a)	1,369	8,413
Analog Devices, Inc.	939	37,936
Applied Materials, Inc.	6,226	77,451
Atmel Corp.*	2,005	19,769
Broadcom Corp. Class A*	1,227	48,221
Brooks Automation, Inc.	459	5,659
Cabot Microelectronics Corp.	45	1,750
Cirrus Logic, Inc.*	446	10,615
Cree, Inc.*(a)	100	3,163
Cymer, Inc.*	106	5,300
Cypress Semiconductor Corp.*	288	4,501
Diodes, Inc.*	203	4,706
Entegris, Inc.*	711	6,641
Entropic Communications, Inc.*	377	2,198
Fairchild Semiconductor International, Inc.*	572	8,408
First Solar, Inc.*(a)	534	13,377
GT Advanced Technologies, Inc.*(a)	1,181	9,767
Hittite Microwave Corp.*	62	3,367
Integrated Device Technology, Inc.*	415	2,967
Integrated Silicon Solution, Inc.*	238	2,656
Intel Corp.	20,792	584,463
International Rectifier Corp.*	200	4,614
Intersil Corp. Class A	257	2,878
KLA-Tencor Corp.	633	34,448
Kulicke & Soffa Industries, Inc.*	686	8,527
Lam Research Corp.*(a)	552	24,630
Lattice Semiconductor Corp.*	339	2,180
Linear Technology Corp.	691	23,287
LSI Corp.*	443	3,845
Maxim Integrated Products, Inc.	748	21,385
Microchip Technology, Inc.(a)	470	17,484
Micron Technology, Inc.*	2,582	20,914
Microsemi Corp.*	125	2,680
MKS Instruments, Inc.	251	7,412

Nanometrics, Inc.*	124	$2,295
Novellus Systems, Inc.*	339	16,919
NVIDIA Corp.*	1,501	23,100
Omnivision Technologies, Inc.*	413	8,260
ON Semiconductor Corp.*	666	6,001
PMC – Sierra, Inc.*	704	5,090
RF Micro Devices, Inc.*	724	3,606
Rubicon Technology, Inc.*	217	2,263
Semtech Corp.*	156	4,440
Silicon Laboratories, Inc.*	48	2,064
Skyworks Solutions, Inc.*	561	15,512
Spansion, Inc. Class A*	201	2,448
Teradyne, Inc.*	865	14,610
Texas Instruments, Inc.	3,743	125,802
TriQuint Semiconductor, Inc.*	487	3,358
Veeco Instruments, Inc.*(a)	424	12,126
Xilinx, Inc.	799	29,108

Total Semiconductors & Semiconductor Equipment		1,368,128
Software – 4.1%
ACI Worldwide, Inc.*	272	10,953
Activision Blizzard, Inc.	2,194	28,127
Adobe Systems, Inc.*	1,227	42,098
ANSYS, Inc.*	150	9,753
Autodesk, Inc.*	312	13,204
BMC Software, Inc.*	436	17,510
CA, Inc.	1,478	40,734
Cadence Design Systems, Inc.*	245	2,901
Citrix Systems, Inc.*	211	16,650
Compuware Corp.*	567	5,211
Ebix, Inc.(a)	135	3,127
Factset Research Systems, Inc.(a)	81	8,022
Fair Isaac Corp.	113	4,961
Fortinet, Inc.*	88	2,433
Informatica Corp.*	119	6,295
Intuit, Inc.	512	30,787
JDA Software Group, Inc.*	72	1,979
Mentor Graphics Corp.*	227	3,373
MICROS Systems, Inc.*	116	6,414
Microsoft Corp.	33,806	1,090,243
MicroStrategy, Inc. Class A*	23	3,220
Oracle Corp.	10,944	319,127
Parametric Technology Corp.*	143	3,995
Progress Software Corp.*	204	4,818
Quest Software, Inc.*	141	3,281
Red Hat, Inc.*	92	5,510
Rovi Corp.*	96	3,125
Salesforce.com, Inc.*	6	927
SolarWinds, Inc.*	67	2,589
Solera Holdings, Inc.	113	5,186
SS&C Technologies Holdings, Inc.*	113	2,636
Symantec Corp.*	1,750	32,725
Synopsys, Inc.*	307	9,413
TeleCommunication Systems, Inc. Class A*	763	2,121

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

TeleNav, Inc.*	292	$2,050
TIBCO Software, Inc.*	149	4,544
Tyler Technologies, Inc.*	53	2,036
VMware, Inc. Class A*	256	28,767

Total Software		1,780,845
Specialty Retail – 2.3%
Aaron’s, Inc.	198	5,128
Abercrombie & Fitch Co. Class A	152	7,541
Advance Auto Parts, Inc.	219	19,397
Aeropostale, Inc.*	304	6,572
American Eagle Outfitters, Inc.	470	8,079
ANN, Inc.*	138	3,952
Ascena Retail Group, Inc.*	288	12,764
AutoNation, Inc.*(a)	324	11,116
AutoZone, Inc.*	104	38,667
Bed Bath & Beyond, Inc.*	586	38,541
Best Buy Co., Inc.	1,871	44,305
Buckle, Inc. (The)	182	8,718
Cabela’s, Inc.*	132	5,036
CarMax, Inc.*	440	15,246
Cato Corp. (The) Class A	92	2,543
Chico’s FAS, Inc.	495	7,475
Children’s Place Retail Stores, Inc. (The)*	74	3,824
Dick’s Sporting Goods, Inc.	267	12,837
DSW, Inc. Class A	141	7,723
Express, Inc.*	255	6,370
Finish Line, Inc. (The) Class A	189	4,011
Foot Locker, Inc.	338	10,495
GameStop Corp. Class A(a)	718	15,681
Gap, Inc. (The)	2,151	56,227
Genesco, Inc.*	48	3,439
GNC Holdings, Inc. Class A	132	4,605
Group 1 Automotive, Inc.	45	2,528
Guess?, Inc.	379	11,844
hhgregg, Inc.*(a)	132	1,502
Hibbett Sports, Inc.*	49	2,673
Home Depot, Inc. (The)	3,642	183,229
JOS A Bank Clothiers, Inc.*	89	4,487
Lowe’s Cos., Inc.	2,869	90,029
Ltd. Brands, Inc.	802	38,496
Men’s Wearhouse, Inc. (The)	131	5,079
Monro Muffler Brake, Inc.	50	2,075
O’Reilly Automotive, Inc.*	241	22,015
Penske Automotive Group, Inc.	346	8,522
PetSmart, Inc.	239	13,676
Pier 1 Imports, Inc.*	481	8,745
RadioShack Corp.(a)	642	3,993
Rent-A-Center, Inc.	183	6,908
Ross Stores, Inc.	556	32,304
Sally Beauty Holdings, Inc.*	441	10,937
Select Comfort Corp.*	200	6,478
Sonic Automotive, Inc. Class A(a)	289	5,176
Staples, Inc.	2,443	39,528

Systemax, Inc.*	268	$4,518
Tiffany & Co.	226	15,623
TJX Cos., Inc.	1,872	74,337
Tractor Supply Co.	119	10,777
Ulta Salon Cosmetics & Fragrance, Inc.	44	4,087
Urban Outfitters, Inc.*	318	9,257
Wet Seal, Inc. (The) Class A*	476	1,642
Williams-Sonoma, Inc.	228	8,545

Total Specialty Retail		989,302
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.*	120	5,972
Coach, Inc.	578	44,668
Columbia Sportswear Co.(a)	118	5,599
Crocs, Inc.*	271	5,669
Deckers Outdoor Corp.*(a)	80	5,044
Fossil, Inc.*	148	19,533
G-III Apparel Group Ltd.*	92	2,615
Hanesbrands, Inc.*	356	10,516
Iconix Brand Group, Inc.*	273	4,745
Jones Group, Inc. (The)	227	2,851
Maidenform Brands, Inc.*	107	2,409
NIKE, Inc. Class B	900	97,596
PVH Corp.	116	10,362
Ralph Lauren Corp.	186	32,425
Steven Madden Ltd.*	154	6,584
True Religion Apparel, Inc.*	55	1,507
Under Armour, Inc. Class A*(a)	53	4,982
Vera Bradley, Inc.*(a)	54	1,630
VF Corp.	268	39,123
Warnaco Group, Inc. (The)*	157	9,169
Wolverine World Wide, Inc.	163	6,060

Total Textiles, Apparel & Luxury Goods		319,059
Thrifts & Mortgage Finance – 0.1%
Astoria Financial Corp.	183	1,804
Capitol Federal Financial, Inc.	164	1,945
Dime Community Bancshares, Inc.	121	1,768
Flushing Financial Corp.	163	2,194
New York Community Bancorp, Inc.(a)	1,420	19,752
Northwest Bancshares, Inc.	290	3,683
Ocwen Financial Corp.*	184	2,876
People’s United Financial, Inc.	402	5,323
Provident Financial Services, Inc.	165	2,397
TFS Financial Corp.*	221	2,100
Washington Federal, Inc.	446	7,502

Total Thrifts & Mortgage Finance		51,344
Tobacco – 1.5%
Altria Group, Inc.	4,935	152,343
Lorillard, Inc.	402	52,051
Philip Morris International, Inc.	4,359	386,251
Reynolds American, Inc.	1,409	58,389
Universal Corp.	122	5,685
Vector Group Ltd.(a)	141	2,499

Total Tobacco		657,218

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund (EXT)

March 31, 2012

Investments	Shares	Value

Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	197	$8,103
Beacon Roofing Supply, Inc.*	81	2,086
CAI International, Inc.*	129	2,345
Fastenal Co.	355	19,205
GATX Corp.	115	4,634
Interline Brands, Inc.*	216	4,668
Kaman Corp.	85	2,886
MSC Industrial Direct Co. Class A	95	7,912
TAL International Group, Inc.	184	6,755
W.W. Grainger, Inc.	138	29,644
Watsco, Inc.	79	5,849
WESCO International, Inc.*	129	8,425

Total Trading Companies & Distributors		102,512
Water Utilities – 0.1%
American States Water Co.	86	3,108
American Water Works Co., Inc.	391	13,306
Aqua America, Inc.	201	4,480
California Water Service Group	113	2,058

Total Water Utilities		22,952
Wireless Telecommunication Services – 0.1%
Crown Castle International Corp.*	103	5,494
MetroPCS Communications, Inc.*	1,252	11,293
NII Holdings, Inc.*	535	9,796
NTELOS Holdings Corp.	90	1,863
Telephone & Data Systems, Inc.	329	7,616
United States Cellular Corp.*	146	5,976
USA Mobility, Inc.	305	4,249

Total Wireless Telecommunication Services		46,287
TOTAL COMMON STOCKS (Cost: $38,265,956)		42,857,291
EXCHANGE-TRADED FUND – 0.2%
WisdomTree LargeCap Growth Fund(a)(b) (Cost: $84,524)	2,232	91,512
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,776)	1,776	1,776
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
MONEY MARKET FUND – 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $543,847)(d)	543,847	543,847
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $38,896,103)		43,494,426
Liabilities in Excess of Other Assets – (1.1)%		(468,799)

NET ASSETS – 100.0%		$43,025,627
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $530,260 and the total market value of the collateral held by the Fund was $543,847.

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree Earnings 500 Fund (EPS)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 100.3%
COMMON STOCKS – 99.8%
Aerospace & Defense – 2.8%
Boeing Co. (The)	3,820	$284,093
General Dynamics Corp.	2,850	209,133
Goodrich Corp.	442	55,445
Honeywell International, Inc.	3,556	217,094
L-3 Communications Holdings, Inc.	1,092	77,281
Lockheed Martin Corp.	2,729	245,228
Northrop Grumman Corp.	2,410	147,203
Precision Castparts Corp.	500	86,450
Raytheon Co.	3,162	166,890
Rockwell Collins, Inc.	834	48,005
Textron, Inc.	1,234	34,342
TransDigm Group, Inc.*	95	10,997
United Technologies Corp.	4,356	361,287

Total Aerospace & Defense		1,943,448
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	417	27,309
Expeditors International of Washington, Inc.	634	29,487
FedEx Corp.	1,310	120,468
United Parcel Service, Inc. Class B	3,841	310,046

Total Air Freight & Logistics		487,310
Airlines – 0.2%
Delta Air Lines, Inc.*	5,671	56,200
Southwest Airlines Co.	1,441	11,874
United Continental Holdings, Inc.*	2,071	44,526

Total Airlines		112,600
Auto Components – 0.3%
BorgWarner, Inc.*(a)	572	48,243
Johnson Controls, Inc.	3,769	122,417

Total Auto Components		170,660
Automobiles – 1.7%
Ford Motor Co.	43,580	544,314
General Motors Co.*	23,474	602,108
Harley-Davidson, Inc.	873	42,847

Total Automobiles		1,189,269
Beverages – 2.0%
Beam, Inc.	282	16,517
Brown-Forman Corp. Class B	538	44,864
Coca-Cola Co. (The)	9,516	704,279
Coca-Cola Enterprises, Inc.	1,959	56,028
Dr. Pepper Snapple Group, Inc.	1,024	41,175
Molson Coors Brewing Co. Class B	1,113	50,363
Monster Beverage Corp.*	426	26,450
PepsiCo, Inc.	6,838	453,701

Total Beverages		1,393,377
Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc.*	186	17,272
Amgen, Inc.	4,986	338,998
Biogen Idec, Inc.*	744	93,722
Celgene Corp.*	1,136	88,063

Gilead Sciences, Inc.*	4,909	$239,804

Total Biotechnology		777,859
Capital Markets – 2.4%
Affiliated Managers Group, Inc.*	128	14,312
Ameriprise Financial, Inc.	1,921	109,747
Bank of New York Mellon Corp. (The)	9,267	223,613
BlackRock, Inc.	980	200,802
Charles Schwab Corp. (The)	5,648	81,162
Franklin Resources, Inc.	1,400	173,642
Goldman Sachs Group, Inc. (The)	2,751	342,142
Morgan Stanley	11,012	216,276
Northern Trust Corp.	1,112	52,764
State Street Corp.	2,833	128,901
T. Rowe Price Group, Inc.	955	62,361
TD Ameritrade Holding Corp.	3,011	59,437

Total Capital Markets		1,665,159
Chemicals – 2.3%
Air Products & Chemicals, Inc.	1,022	93,820
Airgas, Inc.	263	23,399
Albemarle Corp.	580	37,074
Celanese Corp. Series A	964	44,518
CF Industries Holdings, Inc.	676	123,471
Dow Chemical Co. (The)	7,527	260,735
E.I. du Pont de Nemours & Co.	5,570	294,653
Eastman Chemical Co.	1,021	52,775
Ecolab, Inc.	673	41,538
FMC Corp.	249	26,359
International Flavors & Fragrances, Inc.	422	24,729
Monsanto Co.	1,600	127,616
Mosaic Co. (The)	3,069	169,685
PPG Industries, Inc.	974	93,309
Praxair, Inc.	975	111,774
Sherwin-Williams Co. (The)	421	45,750
Sigma-Aldrich Corp.	514	37,553
Valhi, Inc.	192	10,186

Total Chemicals		1,618,944
Commercial Banks – 3.5%
BB&T Corp.	3,120	97,937
CIT Group, Inc.*	203	8,372
Comerica, Inc.	1,037	33,557
Fifth Third Bancorp	6,076	85,368
Huntington Bancshares, Inc.	5,785	37,313
KeyCorp	8,876	75,446
M&T Bank Corp.	731	63,509
PNC Financial Services Group, Inc.	4,052	261,313
Regions Financial Corp.	2,821	18,590
SunTrust Banks, Inc.	2,221	53,682
U.S. Bancorp	11,494	364,130
Wells Fargo & Co.	38,218	1,304,763

Total Commercial Banks		2,403,980
Commercial Services & Supplies – 0.2%
Iron Mountain, Inc.	575	16,560

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2012

Investments	Shares	Value

Republic Services, Inc.	1,347	$41,164
Stericycle, Inc.*	235	19,656
Waste Management, Inc.	2,227	77,856

Total Commercial Services & Supplies		155,236
Communications Equipment – 1.5%
Cisco Systems, Inc.	24,107	509,863
F5 Networks, Inc.*	170	22,943
Juniper Networks, Inc.*	1,798	41,139
Motorola Solutions, Inc.	1,188	60,386
QUALCOMM, Inc.	5,461	371,457

Total Communications Equipment		1,005,788
Computers & Peripherals – 5.7%
Apple, Inc.*	4,670	2,799,525
Dell, Inc.*	16,536	274,498
EMC Corp.*	6,819	203,752
Hewlett-Packard Co.	18,150	432,514
NetApp, Inc.*	1,163	52,067
SanDisk Corp.*	1,703	84,452
Western Digital Corp.*	1,837	76,033

Total Computers & Peripherals		3,922,841
Construction & Engineering – 0.2%
Fluor Corp.	788	47,311
Jacobs Engineering Group, Inc.*	608	26,977
KBR, Inc.	1,245	44,260
Quanta Services, Inc.*	282	5,894

Total Construction & Engineering		124,442
Consumer Finance – 1.3%
American Express Co.	6,172	357,112
Capital One Financial Corp.	5,496	306,347
Discover Financial Services	5,816	193,906
SLM Corp.	3,082	48,572

Total Consumer Finance		905,937
Containers & Packaging – 0.1%
Ball Corp.	999	42,837
Crown Holdings, Inc.*	871	32,079

Total Containers & Packaging		74,916
Distributors – 0.1%
Genuine Parts Co.	684	42,921
LKQ Corp.*	430	13,403

Total Distributors		56,324
Diversified Consumer Services – 0.1%
Apollo Group, Inc. Class A*	1,002	38,717
H&R Block, Inc.	1,796	29,580

Total Diversified Consumer Services		68,297
Diversified Financial Services – 5.2%
Bank of America Corp.	31,671	303,091
Citigroup, Inc.	28,589	1,044,928
CME Group, Inc.	355	102,712
IntercontinentalExchange, Inc.*	300	41,226
JPMorgan Chase & Co.	40,439	1,859,385

Leucadia National Corp.	4,076	$106,384
Moody’s Corp.	1,321	55,614
NASDAQ OMX Group, Inc. (The)*	1,395	36,131
NYSE Euronext	1,674	50,237

Total Diversified Financial Services		3,599,708
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	29,787	930,248
CenturyLink, Inc.	1,343	51,907
Frontier Communications Corp.(a)	2,058	8,582
Verizon Communications, Inc.	15,472	591,494
Windstream Corp.	1,935	22,659

Total Diversified Telecommunication Services		1,604,890
Electric Utilities – 1.6%
American Electric Power Co., Inc.	1,221	47,106
Duke Energy Corp.	6,026	126,606
Edison International	1,759	74,775
Entergy Corp.	1,401	94,147
Exelon Corp.	4,416	173,151
FirstEnergy Corp.	1,546	70,482
NextEra Energy, Inc.	1,815	110,860
Northeast Utilities	976	36,229
Pepco Holdings, Inc.	1,223	23,103
Pinnacle West Capital Corp.	501	23,998
PPL Corp.	3,190	90,150
Progress Energy, Inc.	1,051	55,819
Southern Co. (The)	3,201	143,821

Total Electric Utilities		1,070,247
Electrical Equipment – 0.4%
AMETEK, Inc.	569	27,602
Emerson Electric Co.	3,406	177,725
Rockwell Automation, Inc.	634	50,530
Roper Industries, Inc.	331	32,822

Total Electrical Equipment		288,679
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	852	50,924
Avnet, Inc.*	1,550	56,404
Corning, Inc.	15,417	217,071
Molex, Inc.	856	24,071
Trimble Navigation Ltd.*	223	12,136

Total Electronic Equipment, Instruments & Components		360,606
Energy Equipment & Services – 1.0%
Baker Hughes, Inc.	2,603	109,170
Cameron International Corp.*	889	46,966
Diamond Offshore Drilling, Inc.(a)	1,301	86,842
FMC Technologies, Inc.*	599	30,202
Halliburton Co.	6,007	199,372
Helmerich & Payne, Inc.	521	28,108
National Oilwell Varco, Inc.	1,950	154,966
Oceaneering International, Inc.	306	16,490

Total Energy Equipment & Services		672,116

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2012

Investments	Shares	Value

Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	1,225	$111,230
CVS Caremark Corp.	6,356	284,749
Kroger Co. (The)	3,523	85,362
Safeway, Inc.(a)	1,938	39,167
Sysco Corp.	2,884	86,116
Walgreen Co.	4,958	166,044
Wal-Mart Stores, Inc.	18,549	1,135,199
Whole Foods Market, Inc.	375	31,200

Total Food & Staples Retailing		1,939,067
Food Products – 1.6%
Archer-Daniels-Midland Co.	5,381	170,362
Campbell Soup Co.	1,719	58,188
ConAgra Foods, Inc.	1,923	50,498
General Mills, Inc.	2,968	117,088
Green Mountain Coffee Roasters, Inc.*(a)	317	14,848
H.J. Heinz Co.	1,264	67,687
Hershey Co. (The)	743	45,568
Hormel Foods Corp.	1,278	37,727
J.M. Smucker Co. (The)	439	35,717
Kellogg Co.	1,701	91,225
Kraft Foods, Inc. Class A	6,393	242,998
McCormick & Co., Inc.	553	30,100
Mead Johnson Nutrition Co.	509	41,982
Sara Lee Corp.	1,044	22,477
Tyson Foods, Inc. Class A	2,620	50,173

Total Food Products		1,076,638
Gas Utilities – 0.1%
National Fuel Gas Co.	273	13,137
ONEOK, Inc.	305	24,906

Total Gas Utilities		38,043
Health Care Equipment & Supplies – 1.5%
Baxter International, Inc.	3,246	194,046
Becton Dickinson and Co.	1,250	97,063
Boston Scientific Corp.*	8,735	52,235
C.R. Bard, Inc.	465	45,905
CareFusion Corp.*	866	22,455
DENTSPLY International, Inc.	569	22,834
Edwards Lifesciences Corp.*	229	16,655
Hologic, Inc.*	345	7,435
Intuitive Surgical, Inc.*	78	42,257
Medtronic, Inc.	6,259	245,290
St. Jude Medical, Inc.	1,918	84,987
Stryker Corp.	1,823	101,140
Varian Medical Systems, Inc.*	471	32,480
Zimmer Holdings, Inc.	1,183	76,043

Total Health Care Equipment & Supplies		1,040,825
Health Care Providers & Services – 2.5%
Aetna, Inc.	3,145	157,753
AmerisourceBergen Corp.	1,422	56,425
Cardinal Health, Inc.	1,571	67,726
Cigna Corp.	2,320	114,260

Coventry Health Care, Inc.	1,067	$37,953
DaVita, Inc.*	409	36,880
Express Scripts Holding Co.*	2,032	110,094
HCA Holdings, Inc.	2,675	66,179
Henry Schein, Inc.*	463	35,040
Humana, Inc.	1,090	100,803
Laboratory Corp. of America Holdings*	477	43,665
McKesson Corp.	1,219	106,992
Medco Health Solutions, Inc.*	1,785	125,485
Quest Diagnostics, Inc.	814	49,776
UnitedHealth Group, Inc.	7,139	420,773
WellPoint, Inc.	2,953	217,931

Total Health Care Providers & Services		1,747,735
Health Care Technology – 0.0%
Cerner Corp.*	368	28,027
Hotels, Restaurants & Leisure – 1.4%
Chipotle Mexican Grill, Inc.*	52	21,736
Darden Restaurants, Inc.	745	38,114
Hyatt Hotels Corp. Class A*	88	3,759
International Game Technology	1,374	23,070
Las Vegas Sands Corp.	2,027	116,695
Marriott International, Inc. Class A	574	21,726
McDonald’s Corp.	3,753	368,169
Panera Bread Co. Class A*	60	9,655
Starbucks Corp.	2,009	112,283
Starwood Hotels & Resorts Worldwide, Inc.	724	40,841
Wyndham Worldwide Corp.	916	42,603
Wynn Resorts Ltd.	348	43,458
Yum! Brands, Inc.	1,507	107,268

Total Hotels, Restaurants & Leisure		949,377
Household Durables – 0.1%
Newell Rubbermaid, Inc.	1,952	34,765
Household Products – 1.7%
Church & Dwight Co., Inc.	504	24,792
Clorox Co. (The)	576	39,600
Colgate-Palmolive Co.	1,820	177,959
Energizer Holdings, Inc.*	260	19,287
Kimberly-Clark Corp.	1,727	127,608
Procter & Gamble Co. (The)	12,058	810,418

Total Household Products		1,199,664
Independent Power Producers & Energy Traders – 0.0%
AES Corp. (The)*	435	5,686
NRG Energy, Inc.*	1,142	17,895

Total Independent Power Producers & Energy Traders		23,581
Industrial Conglomerates – 2.0%
3M Co.	3,698	329,899
Danaher Corp.	2,823	158,088
General Electric Co.	44,190	886,893

Total Industrial Conglomerates		1,374,880

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2012

Investments	Shares	Value

Insurance – 3.8%
Aflac, Inc.	4,847	$222,914
Allstate Corp. (The)	691	22,748
Berkshire Hathaway, Inc. Class B*	10,147	823,429
Chubb Corp. (The)	1,599	110,507
Cincinnati Financial Corp.	260	8,973
CNA Financial Corp.	1,894	55,551
Hartford Financial Services Group, Inc.	3,986	84,025
Lincoln National Corp.	4,362	114,982
Loews Corp.	2,420	96,485
Marsh & McLennan Cos., Inc.	1,760	57,710
MetLife, Inc.	9,463	353,443
Principal Financial Group, Inc.	2,352	69,407
Progressive Corp. (The)	3,608	83,633
Prudential Financial, Inc.	4,063	257,554
Torchmark Corp.	872	43,469
Travelers Cos., Inc. (The)	2,004	118,637
Unum Group	3,223	78,899
W.R. Berkley Corp.	657	23,731

Total Insurance		2,626,097
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	291	58,931
Expedia, Inc.(a)	620	20,733
Liberty Interactive Corp. Class A*	2,588	49,405
priceline.com, Inc.*	146	104,755
TripAdvisor, Inc.*	620	22,115

Total Internet & Catalog Retail		255,939
Internet Software & Services – 1.4%
Akamai Technologies, Inc.*	535	19,634
eBay, Inc.*	4,421	163,091
Equinix, Inc.*	42	6,613
Google, Inc. Class A*	1,119	717,548
LinkedIn Corp. Class A*	11	1,122
Rackspace Hosting, Inc.*	103	5,952
VeriSign, Inc.	155	5,943
Yahoo!, Inc.*	4,768	72,569

Total Internet Software & Services		992,472
IT Services – 2.9%
Alliance Data Systems Corp.*	191	24,058
Automatic Data Processing, Inc.	1,702	93,933
Cognizant Technology Solutions Corp. Class A*	916	70,486
Fidelity National Information Services, Inc.	1,278	42,327
Fiserv, Inc.*	569	39,483
International Business Machines Corp.	5,411	1,129,005
Mastercard, Inc. Class A	437	183,776
Paychex, Inc.	1,286	39,853
Teradata Corp.*	470	32,031
VeriFone Systems, Inc.*	194	10,063
Visa, Inc. Class A	2,568	303,024
Western Union Co. (The)	3,764	66,247

Total IT Services		2,034,286

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	764	$28,054
Mattel, Inc.	1,844	62,069

Total Leisure Equipment & Products		90,123
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	2,067	92,002
Life Technologies Corp.*	605	29,536
Mettler-Toledo International, Inc.*(a)	110	20,322
Thermo Fisher Scientific, Inc.	1,629	91,843
Waters Corp.*	404	37,435

Total Life Sciences Tools & Services		271,138
Machinery – 2.1%
AGCO Corp.*	620	29,270
Caterpillar, Inc.	3,638	387,520
Cummins, Inc.	1,261	151,371
Deere & Co.	2,548	206,133
Donaldson Co., Inc.	600	21,438
Dover Corp.	1,032	64,954
Eaton Corp.	2,185	108,879
Flowserve Corp.	296	34,191
Gardner Denver, Inc.	215	13,549
Illinois Tool Works, Inc.	2,908	166,105
Joy Global, Inc.	525	38,588
PACCAR, Inc.	1,575	73,757
Pall Corp.	418	24,925
Parker Hannifin Corp.	1,009	85,311
Stanley Black & Decker, Inc.	670	51,563

Total Machinery		1,457,554
Media – 3.2%
CBS Corp. Class B	3,477	117,905
Comcast Corp. Class A	9,782	293,558
DIRECTV Class A*	3,706	182,854
Discovery Communications, Inc. Class C*	1,616	75,758
DISH Network Corp. Class A	3,431	112,983
Interpublic Group of Cos., Inc. (The)	2,806	32,016
McGraw-Hill Cos., Inc. (The)	1,389	67,325
News Corp. Class A	11,745	231,259
Omnicom Group, Inc.	1,318	66,757
Scripps Networks Interactive, Inc. Class A	746	36,323
Sirius XM Radio, Inc.*	9,404	21,723
Time Warner Cable, Inc.	1,637	133,416
Time Warner, Inc.	5,830	220,082
Viacom, Inc. Class B	3,498	166,015
Virgin Media, Inc.	296	7,394
Walt Disney Co. (The)	9,631	421,645

Total Media		2,187,013
Metals & Mining – 1.4%
Alcoa, Inc.	8,298	83,146
Allegheny Technologies, Inc.	318	13,092
Cliffs Natural Resources, Inc.	2,009	139,143
Freeport-McMoRan Copper & Gold, Inc.	10,004	380,552
Newmont Mining Corp.	2,613	133,969

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2012

Investments	Shares	Value

Nucor Corp.	1,076	$46,214
Royal Gold, Inc.	61	3,979
Southern Copper Corp.	5,385	170,758
Walter Energy, Inc.	372	22,026

Total Metals & Mining		992,879
Multiline Retail – 0.9%
Dollar General Corp.*	1,142	52,760
Dollar Tree, Inc.*	406	38,363
Family Dollar Stores, Inc.	489	30,944
J.C. Penney Co., Inc.	605	21,435
Kohl’s Corp.	1,720	86,052
Macy’s, Inc.	2,607	103,576
Nordstrom, Inc.	1,014	56,500
Target Corp.	3,897	227,078

Total Multiline Retail		616,708
Multi-Utilities – 1.2%
Alliant Energy Corp.	549	23,783
Ameren Corp.	1,218	39,682
CenterPoint Energy, Inc.	2,943	58,036
CMS Energy Corp.	1,628	35,816
Consolidated Edison, Inc.	1,341	78,341
Dominion Resources, Inc.	930	47,625
DTE Energy Co.	1,008	55,470
NiSource, Inc.	1,208	29,415
NSTAR	511	24,850
OGE Energy Corp.	492	26,322
PG&E Corp.	2,090	90,727
Public Service Enterprise Group, Inc.	1,570	48,058
SCANA Corp.	662	30,194
Sempra Energy	1,843	110,506
Wisconsin Energy Corp.	1,024	36,024
Xcel Energy, Inc.	2,255	59,690

Total Multi-Utilities		794,539
Office Electronics – 0.1%
Xerox Corp.	9,136	73,819
Oil, Gas & Consumable Fuels – 12.5%
Alpha Natural Resources, Inc.*	184	2,799
Anadarko Petroleum Corp.	438	34,313
Apache Corp.	3,117	313,071
Cabot Oil & Gas Corp.	132	4,114
Chesapeake Energy Corp.	3,516	81,466
Chevron Corp.	18,273	1,959,597
Cimarex Energy Co.	571	43,093
Concho Resources, Inc.*	370	37,770
ConocoPhillips	10,270	780,623
Consol Energy, Inc.	996	33,964
Continental Resources, Inc.*	524	44,970
Denbury Resources, Inc.*	2,452	44,700
Devon Energy Corp.	2,378	169,123
El Paso Corp.	91	2,689
EOG Resources, Inc.	455	50,551
EQT Corp.	378	18,223

Exxon Mobil Corp.	36,540	$3,169,114
Hess Corp.	1,917	113,007
HollyFrontier Corp.	2,499	80,343
Kinder Morgan, Inc.(a)	1,151	44,486
Marathon Oil Corp.	4,933	156,376
Marathon Petroleum Corp.	5,606	243,076
Murphy Oil Corp.	1,338	75,289
Newfield Exploration Co.*	864	29,964
Noble Energy, Inc.	661	64,633
Occidental Petroleum Corp.	4,789	456,056
Peabody Energy Corp.	1,914	55,429
Pioneer Natural Resources Co.	414	46,198
Plains Exploration & Production Co.*	559	23,841
QEP Resources, Inc.	808	24,644
SM Energy Co.	181	12,809
Southwestern Energy Co.*	1,404	42,962
Spectra Energy Corp.	2,872	90,612
Valero Energy Corp.	7,260	187,090
Whiting Petroleum Corp.*	755	40,997
Williams Cos., Inc. (The)	2,267	69,846
WPX Energy, Inc.*	755	13,598

Total Oil, Gas & Consumable Fuels		8,661,436
Paper & Forest Products – 0.2%
International Paper Co.	3,440	120,744
MeadWestvaco Corp.	589	18,607

Total Paper & Forest Products		139,351
Personal Products – 0.2%
Avon Products, Inc.	3,004	58,158
Estee Lauder Cos., Inc. (The) Class A	1,094	67,762

Total Personal Products		125,920
Pharmaceuticals – 4.8%
Abbott Laboratories	7,676	470,462
Allergan, Inc.	755	72,050
Bristol-Myers Squibb Co.	6,954	234,697
Eli Lilly & Co.	7,876	317,167
Forest Laboratories, Inc.*	2,705	93,836
Hospira, Inc.*	967	36,156
Johnson & Johnson	12,776	842,705
Merck & Co., Inc.	8,292	318,413
Mylan, Inc.*	1,660	38,927
Perrigo Co.	252	26,034
Pfizer, Inc.	37,625	852,582
Watson Pharmaceuticals, Inc.*	275	18,442

Total Pharmaceuticals		3,321,471
Professional Services – 0.1%
Equifax, Inc.	439	19,430
IHS, Inc. Class A*	176	16,482
Towers Watson & Co. Class A	218	14,403
Verisk Analytics, Inc. Class A*	513	24,096

Total Professional Services		74,411
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp.	346	21,805

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2012

Investments	Shares	Value

AvalonBay Communities, Inc.	93	$13,145
Boston Properties, Inc.	129	13,544
Digital Realty Trust, Inc.(a)	104	7,693
Equity Residential	1	63
Federal Realty Investment Trust	111	10,744
HCP, Inc.	968	38,197
Health Care REIT, Inc.	186	10,223
Kimco Realty Corp.	434	8,359
Macerich Co. (The)	25	1,444
Plum Creek Timber Co., Inc.	445	18,494
Public Storage	289	39,931
Rayonier, Inc.	509	22,442
Simon Property Group, Inc.	511	74,442
SL Green Realty Corp.	602	46,685
Ventas, Inc.	253	14,446
Vornado Realty Trust	559	47,068
Weyerhaeuser Co.	1,056	23,147

Total Real Estate Investment Trusts (REITs)		411,872
Real Estate Management & Development – 0.0%
CBRE Group, Inc. Class A*	1,216	24,271
Road & Rail – 0.8%
CSX Corp.	6,111	131,509
Hertz Global Holdings, Inc.*	516	7,761
JB Hunt Transport Services, Inc.	461	25,064
Kansas City Southern	300	21,507
Norfolk Southern Corp.	1,843	121,325
Union Pacific Corp.	2,151	231,189

Total Road & Rail		538,355
Semiconductors & Semiconductor Equipment – 2.9%
Altera Corp.	1,692	67,375
Analog Devices, Inc.	1,712	69,165
Applied Materials, Inc.	12,308	153,112
Broadcom Corp. Class A*	2,293	90,115
Intel Corp.	37,450	1,052,719
KLA-Tencor Corp.	1,214	66,066
Lam Research Corp.*(a)	1,013	45,200
Linear Technology Corp.	1,355	45,663
Maxim Integrated Products, Inc.	1,369	39,140
Microchip Technology, Inc.(a)	781	29,053
Micron Technology, Inc.*	1,509	12,223
NVIDIA Corp.*	2,930	45,093
Texas Instruments, Inc.	6,778	227,809
Xilinx, Inc.	1,350	49,180

Total Semiconductors & Semiconductor Equipment		1,991,913
Software – 4.5%
Activision Blizzard, Inc.	4,197	53,805
Adobe Systems, Inc.*	2,334	80,080
ANSYS, Inc.*	236	15,345
Autodesk, Inc.*	560	23,699
BMC Software, Inc.*	953	38,272
CA, Inc.	2,786	76,782
Citrix Systems, Inc.*	350	27,618

Informatica Corp.*	152	$8,041
Intuit, Inc.	890	53,516
Microsoft Corp.	62,308	2,009,433
Nuance Communications, Inc.*	112	2,865
Oracle Corp.	20,662	602,504
Red Hat, Inc.*	199	11,918
Salesforce.com, Inc.*	13	2,009
Symantec Corp.*	3,191	59,672
TIBCO Software, Inc.*	238	7,259
VMware, Inc. Class A*	488	54,837

Total Software		3,127,655
Specialty Retail – 1.9%
Advance Auto Parts, Inc.	433	38,351
AutoNation, Inc.*(a)	506	17,361
AutoZone, Inc.*	184	68,411
Bed Bath & Beyond, Inc.*	1,016	66,822
Best Buy Co., Inc.	3,386	80,181
CarMax, Inc.*	982	34,026
Dick’s Sporting Goods, Inc.	424	20,386
Gap, Inc. (The)	3,734	97,607
Home Depot, Inc. (The)	6,500	327,015
Lowe’s Cos., Inc.	5,043	158,249
Ltd. Brands, Inc.	1,418	68,064
O’Reilly Automotive, Inc.*	444	40,559
PetSmart, Inc.	420	24,033
Ross Stores, Inc.	952	55,311
Staples, Inc.	4,572	73,975
Tiffany & Co.	447	30,901
TJX Cos., Inc.	3,034	120,480
Tractor Supply Co.	178	16,120

Total Specialty Retail		1,337,852
Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	1,065	82,303
Fossil, Inc.*	282	37,218
NIKE, Inc. Class B	1,623	175,998
PVH Corp.	232	20,725
Ralph Lauren Corp.	334	58,226
VF Corp.	463	67,589

Total Textiles, Apparel & Luxury Goods		442,059
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.(a)	2,823	39,268
People’s United Financial, Inc.	1,144	15,147

Total Thrifts & Mortgage Finance		54,415
Tobacco – 1.6%
Altria Group, Inc.	8,420	259,925
Lorillard, Inc.	683	88,435
Philip Morris International, Inc.	7,769	688,411
Reynolds American, Inc.	2,443	101,238

Total Tobacco		1,138,009
Trading Companies & Distributors – 0.2%
Fastenal Co.	602	32,568
MSC Industrial Direct Co. Class A	209	17,406

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2012

Investments	Shares	Value

W.W. Grainger, Inc.	251	$53,917

Total Trading Companies & Distributors		103,891
Water Utilities – 0.0%
American Water Works Co., Inc.	703	23,923
Wireless Telecommunication Services – 0.0%
Crown Castle International Corp.*	194	10,348
TOTAL COMMON STOCKS (Cost: $60,585,470)		69,044,954
EXCHANGE-TRADED FUND – 0.1%
WisdomTree Equity Income Fund(b) (Cost: $72,185)	1,874	83,955
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $866)	866	866
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
MONEY MARKET FUND – 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $299,255)(d)	299,255	299,255
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $60,957,776)		69,429,030
Liabilities in Excess of Other Assets – (0.3)%		(242,443)

NET ASSETS – 100.0%		$69,186,587
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $292,337 and the total market value of the collateral held by the Fund was $299,255.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 106.7%
COMMON STOCKS – 99.7%
Aerospace & Defense – 2.0%
Alliant Techsystems, Inc.	7,961	$399,005
BE Aerospace, Inc.*	8,109	376,825
Curtiss-Wright Corp.	5,493	203,296
Esterline Technologies Corp.*	4,709	336,505
HEICO Corp.(a)	1,735	89,509
Hexcel Corp.*	7,537	180,963
Huntington Ingalls Industries, Inc.*	9,350	376,244
Moog, Inc. Class A*	4,737	203,170
Spirit AeroSystems Holdings, Inc. Class A*	14,496	354,572
Teledyne Technologies, Inc.*	3,837	241,923
Triumph Group, Inc.	5,489	343,941

Total Aerospace & Defense		3,105,953
Airlines – 0.2%
Alaska Air Group, Inc.*	10,390	372,170
Auto Components – 3.3%
Dana Holding Corp.	9,819	152,195
Federal-Mogul Corp.*	22,402	385,538
Gentex Corp.	8,443	206,853
Goodyear Tire & Rubber Co. (The)*	30,389	340,965
Lear Corp.	22,017	1,023,570
Tenneco, Inc.*	6,814	253,140
TRW Automotive Holdings Corp.*	43,375	2,014,769
Visteon Corp.*	14,815	785,195

Total Auto Components		5,162,225
Automobiles – 0.1%
Thor Industries, Inc.	6,661	210,221
Beverages – 0.8%
Boston Beer Co., Inc. (The) Class A*(a)	680	72,617
Constellation Brands, Inc. Class A*	48,659	1,147,866

Total Beverages		1,220,483
Biotechnology – 0.4%
Cepheid, Inc.*	316	13,218
Cubist Pharmaceuticals, Inc.*(a)	1,707	73,828
Myriad Genetics, Inc.*	7,797	184,477
United Therapeutics Corp.*	6,588	310,492

Total Biotechnology		582,015
Building Products – 0.5%
A.O. Smith Corp.	3,449	155,033
Armstrong World Industries, Inc.	2,794	136,263
Lennox International, Inc.	4,627	186,468
Owens Corning*	6,073	218,810
Simpson Manufacturing Co., Inc.	1,914	61,727

Total Building Products		758,301
Capital Markets – 4.0%
American Capital Ltd.*	169,912	1,473,137
Ares Capital Corp.	34,872	570,157
Cohen & Steers, Inc.	2,688	85,747
E*TRADE Financial Corp.*	24,834	271,932
Eaton Vance Corp.(a)	14,572	416,468

Federated Investors, Inc. Class B(a)	16,253	$364,230
GAMCO Investors, Inc. Class A	1,825	90,538
Janus Capital Group, Inc.	43,088	383,914
Jefferies Group, Inc.	29,488	555,554
Knight Capital Group, Inc. Class A*	10,711	137,851
Legg Mason, Inc.	15,103	421,827
LPL Investment Holdings, Inc.*	654	24,813
Raymond James Financial, Inc.	14,929	545,356
SEI Investments Co.	20,458	423,276
Stifel Financial Corp.*	6,310	238,770
Waddell & Reed Financial, Inc. Class A	11,133	360,821

Total Capital Markets		6,364,391
Chemicals – 3.8%
Balchem Corp.	1,387	41,957
Cabot Corp.	8,341	355,994
Cytec Industries, Inc.	5,506	334,710
Huntsman Corp.	29,159	408,518
Intrepid Potash, Inc.*	5,931	144,301
Kronos Worldwide, Inc.(a)	24,214	603,897
NewMarket Corp.	1,550	290,470
Olin Corp.	6,792	147,726
Rockwood Holdings, Inc.*	12,988	677,324
RPM International, Inc.	12,250	320,827
Scotts Miracle-Gro Co. (The) Class A(a)	4,254	230,397
Sensient Technologies Corp.	4,900	186,200
Solutia, Inc.	21,366	596,966
Valspar Corp.	8,762	423,117
W.R. Grace & Co.*	9,801	566,498
Westlake Chemical Corp.	11,679	756,682

Total Chemicals		6,085,584
Commercial Banks – 4.3%
Associated Banc-Corp.	11,933	166,585
Bank of Hawaii Corp.(a)	5,745	277,771
BOK Financial Corp.	7,358	414,108
City National Corp.	5,409	283,810
Commerce Bancshares, Inc.	10,294	417,113
Cullen/Frost Bankers, Inc.	6,062	352,748
East West Bancorp, Inc.	16,450	379,830
FNB Corp.	11,537	139,367
First Citizens BancShares, Inc. Class A	863	157,661
First Horizon National Corp.	7,011	72,774
First Niagara Financial Group, Inc.	27,321	268,839
First Republic Bank*(a)	16,608	547,068
FirstMerit Corp.	11,965	201,730
Fulton Financial Corp.	21,463	225,361
Hancock Holding Co.	3,684	130,819
Iberiabank Corp.	1,621	86,675
International Bancshares Corp.	9,702	205,197
Investors Bancorp, Inc.*	8,241	123,780
National Penn Bancshares, Inc.	11,937	105,642
Prosperity Bancshares, Inc.	5,261	240,954
Signature Bank*	3,523	222,090
Susquehanna Bancshares, Inc.	8,530	84,276

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value

SVB Financial Group*	5,040	$324,274
TCF Financial Corp.	18,269	217,218
Trustmark Corp.	6,953	173,686
UMB Financial Corp.	4,504	201,486
Umpqua Holdings Corp.	8,423	114,216
United Bankshares, Inc.(a)	3,912	112,900
Valley National Bancorp(a)	18,286	236,804
Webster Financial Corp.	10,253	232,436
Westamerica Bancorp.(a)	3,159	151,632
Zions Bancorp.	299	6,417

Total Commercial Banks		6,875,267
Commercial Services & Supplies – 2.5%
Avery Dennison Corp.	15,471	466,141
Cintas Corp.	12,280	480,394
Clean Harbors, Inc.*	2,803	188,726
Copart, Inc.*	10,888	283,850
Corrections Corp. of America*	10,958	299,263
Covanta Holding Corp.	7,641	124,013
Healthcare Services Group, Inc.	2,928	62,279
Herman Miller, Inc.	5,882	135,051
HNI Corp.	2,400	66,600
KAR Auction Services, Inc.*	6,916	112,108
Mine Safety Appliances Co.	2,296	94,320
Pitney Bowes, Inc.(a)	30,762	540,796
Portfolio Recovery Associates, Inc.*	2,039	146,237
R.R. Donnelley & Sons Co.(a)	23,714	293,816
Rollins, Inc.	6,561	139,618
Tetra Tech, Inc.*	6,046	159,373
United Stationers, Inc.(a)	5,213	161,759
Waste Connections, Inc.	7,424	241,503

Total Commercial Services & Supplies		3,995,847
Communications Equipment – 2.4%
Acme Packet, Inc.*(a)	2,193	60,351
ADTRAN, Inc.	7,035	219,422
Arris Group, Inc.*	7,852	88,728
Aruba Networks, Inc.*(a)	4,776	106,409
Brocade Communications Systems, Inc.*	14,596	83,927
EchoStar Corp. Class A*	12,639	355,661
Finisar Corp.*	7,732	155,800
Harris Corp.	22,758	1,025,931
InterDigital, Inc.	3,778	131,701
JDS Uniphase Corp.*	9,926	143,828
Loral Space & Communications, Inc.*	9,631	766,628
NETGEAR, Inc.*	3,383	129,231
Plantronics, Inc.	4,682	188,497
Polycom, Inc.*	10,684	203,744
Riverbed Technology, Inc.*	3,306	92,832
Viasat, Inc.*	1,078	51,970

Total Communications Equipment		3,804,660
Computers & Peripherals – 0.8%
Diebold, Inc.	3,367	129,697
Fusion-io, Inc.*(a)	1,052	29,887
Lexmark International, Inc. Class A(a)	15,230	506,245

NCR Corp.*	19,590	$425,299
QLogic Corp.*	14,735	261,694

Total Computers & Peripherals		1,352,822
Construction & Engineering – 0.9%
AECOM Technology Corp.*	20,624	461,359
EMCOR Group, Inc.	7,765	215,246
MasTec, Inc.*	12,137	219,558
URS Corp.	11,689	497,016

Total Construction & Engineering		1,393,179
Construction Materials – 0.1%
Martin Marietta Materials, Inc.(a)	1,712	146,599
Consumer Finance – 0.5%
Cash America International, Inc.(a)	4,296	205,907
Credit Acceptance Corp.*	3,185	321,717
Ezcorp, Inc. Class A*	6,501	210,990
Green Dot Corp. Class A*(a)	2,062	54,684

Total Consumer Finance		793,298
Containers & Packaging – 2.1%
Aptargroup, Inc.	5,505	301,509
Bemis Co., Inc.	11,034	356,288
Graphic Packaging Holding Co.*	44,035	243,073
Greif, Inc. Class A	7,285	407,377
Owens-Illinois, Inc.*	15,415	359,786
Packaging Corp. of America	10,803	319,661
Rock-Tenn Co. Class A	3,990	269,565
Sealed Air Corp.	21,735	419,703
Silgan Holdings, Inc.	6,820	301,444
Sonoco Products Co.	10,852	360,286

Total Containers & Packaging		3,338,692
Distributors – 0.1%
Pool Corp.	3,472	129,922
Diversified Consumer Services – 1.8%
Coinstar, Inc.*(a)	3,596	228,526
DeVry, Inc.	13,783	466,830
Education Management Corp.*	14,200	194,398
Hillenbrand, Inc.	7,086	162,624
ITT Educational Services, Inc.*(a)	9,265	612,787
Service Corp. International	17,759	199,966
Sotheby’s	9,787	385,021
Weight Watchers International, Inc.(a)	7,292	562,869

Total Diversified Consumer Services		2,813,021
Diversified Financial Services – 0.3%
CBOE Holdings, Inc.	7,756	220,425
MSCI, Inc. Class A*	7,223	265,879

Total Diversified Financial Services		486,304
Diversified Telecommunication Services – 0.1%
AboveNet, Inc.*	1,660	137,448
tw telecom, inc.*	4,717	104,529

Total Diversified Telecommunication Services		241,977

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value

Electric Utilities – 1.7%
ALLETE, Inc.	3,386	$140,485
Cleco Corp.	7,637	302,807
El Paso Electric Co.	4,486	145,750
Great Plains Energy, Inc.	13,097	265,476
Hawaiian Electric Industries, Inc.	7,339	186,044
IDACORP, Inc.	6,745	277,354
ITC Holdings Corp.	3,312	254,825
NV Energy, Inc.	20,745	334,410
Portland General Electric Co.	8,243	205,910
UIL Holdings Corp.	3,574	124,232
Unisource Energy Corp.	4,622	169,027
Westar Energy, Inc.	12,060	336,836

Total Electric Utilities		2,743,156
Electrical Equipment – 1.9%
Acuity Brands, Inc.	3,074	193,140
Babcock & Wilcox Co. (The)*	11,028	283,971
Belden, Inc.	4,514	171,126
Brady Corp. Class A	5,225	169,029
EnerSys*	7,748	268,468
Generac Holdings, Inc.*(a)	3,993	98,028
General Cable Corp.*	7,242	210,597
GrafTech International Ltd.*	18,311	218,633
Hubbell, Inc. Class B	5,871	461,343
II-VI, Inc.*	6,909	163,398
Polypore International, Inc.*(a)	3,275	115,149
Regal-Beloit Corp.	4,325	283,504
Thomas & Betts Corp.*	4,847	348,548

Total Electrical Equipment		2,984,934
Electronic Equipment, Instruments & Components – 3.7%
Anixter International, Inc.*	4,737	343,575
Arrow Electronics, Inc.*	25,145	1,055,336
AVX Corp.	29,566	392,045
Cognex Corp.	2,917	123,564
Coherent, Inc.*	2,633	153,583
Dolby Laboratories, Inc. Class A*	14,272	543,192
FEI Co.*	3,775	185,390
FLIR Systems, Inc.	14,173	358,719
Ingram Micro, Inc. Class A*	21,763	403,921
IPG Photonics Corp.*(a)	4,780	248,799
Jabil Circuit, Inc.	30,056	755,007
National Instruments Corp.	6,188	176,482
Tech Data Corp.*	6,754	366,472
Vishay Intertechnology, Inc.*	59,847	727,739

Total Electronic Equipment, Instruments & Components		5,833,824
Energy Equipment & Services – 2.4%
Atwood Oceanics, Inc.*	10,258	460,482
Bristow Group, Inc.	3,234	154,359
CARBO Ceramics, Inc.(a)	1,333	140,565
Dresser-Rand Group, Inc.*	2,906	134,809
Dril-Quip, Inc.*	2,032	132,121
Gulfmark Offshore, Inc. Class A*	1,440	66,182
Helix Energy Solutions Group, Inc.*	6,780	120,684

Key Energy Services, Inc.*	4,780	$73,851
Lufkin Industries, Inc.	1,386	111,781
Oil States International, Inc.*	5,629	439,400
Patterson-UTI Energy, Inc.	22,710	392,656
Rowan Cos., Inc.*	8,327	274,208
RPC, Inc.(a)	35,407	375,668
SEACOR Holdings, Inc.*	592	56,702
Superior Energy Services, Inc.*	14,842	391,235
Tidewater, Inc.	2,910	157,198
Unit Corp.*	6,121	261,734

Total Energy Equipment & Services		3,743,635
Food & Staples Retailing – 0.5%
Casey’s General Stores, Inc.	3,009	166,879
Fresh Market, Inc. (The)*	587	28,147
Harris Teeter Supermarkets, Inc.	3,968	159,117
PriceSmart, Inc.	1,330	96,837
SUPERVALU, Inc.(a)	34,494	196,961
United Natural Foods, Inc.*	2,981	139,093

Total Food & Staples Retailing		787,034
Food Products – 1.4%
Corn Products International, Inc.	9,376	540,526
Darling International, Inc.*	18,279	318,420
Dean Foods Co.*	10,458	126,646
Flowers Foods, Inc.	10,124	206,226
Hain Celestial Group, Inc. (The)*	2,168	94,980
Lancaster Colony Corp.(a)	2,247	149,336
Smithfield Foods, Inc.*	29,237	644,091
Tootsie Roll Industries, Inc.(a)	2,670	61,170
TreeHouse Foods, Inc.*	2,087	124,177

Total Food Products		2,265,572
Gas Utilities – 1.3%
AGL Resources, Inc.	7,475	293,169
Atmos Energy Corp.	9,151	287,890
New Jersey Resources Corp.	3,180	141,733
Northwest Natural Gas Co.	2,202	99,971
Piedmont Natural Gas Co., Inc.(a)	4,841	150,410
Questar Corp.	17,168	330,656
South Jersey Industries, Inc.	2,173	108,737
Southwest Gas Corp.	4,014	171,558
UGI Corp.	12,322	335,774
WGL Holdings, Inc.	4,034	164,184

Total Gas Utilities		2,084,082
Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.*	3,641	100,309
Cooper Cos., Inc. (The)	3,632	296,771
Gen-Probe, Inc.*	1,441	95,697
Haemonetics Corp.*	1,746	121,661
Hill-Rom Holdings, Inc.	7,633	255,018
IDEXX Laboratories, Inc.*	3,108	271,795
Masimo Corp.*	4,926	115,170
ResMed, Inc.*	13,566	419,325
Sirona Dental Systems, Inc.*	4,144	213,582

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value

STERIS Corp.	6,689	$211,506
Teleflex, Inc.	2,790	170,608
Thoratec Corp.*	3,379	113,906
Volcano Corp.*	762	21,603
West Pharmaceutical Services, Inc.	2,658	113,045

Total Health Care Equipment & Supplies		2,519,996
Health Care Providers & Services – 3.8%
Accretive Health, Inc.*(a)	1,453	29,016
AMERIGROUP Corp.*	6,563	441,559
Catalyst Health Solutions, Inc.*	1,992	126,950
Centene Corp.*	4,377	214,342
Community Health Systems, Inc.*	25,939	576,883
Health Management Associates, Inc. Class A*	40,407	271,535
Health Net, Inc.*	10,442	414,756
HMS Holdings Corp.*	2,322	72,470
LifePoint Hospitals, Inc.*	6,618	261,014
Lincare Holdings, Inc.	10,820	280,022
Magellan Health Services, Inc.*	4,057	198,022
Mednax, Inc.*	4,765	354,373
Omnicare, Inc.	6,960	247,567
Owens & Minor, Inc.	6,502	197,726
Patterson Cos., Inc.	10,913	364,494
PSS World Medical, Inc.*	4,619	117,045
Select Medical Holdings Corp.*	16,225	124,770
Team Health Holdings, Inc.*	4,503	92,582
Tenet Healthcare Corp.*	65,010	345,203
Universal Health Services, Inc. Class B	13,727	575,299
VCA Antech, Inc.*	8,977	208,356
WellCare Health Plans, Inc.*	6,345	456,079

Total Health Care Providers & Services		5,970,063
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	3,479	57,752
athenahealth, Inc.*(a)	517	38,320
Quality Systems, Inc.	3,133	137,006

Total Health Care Technology		233,078
Hotels, Restaurants & Leisure – 1.0%
Bally Technologies, Inc.*	3,842	179,614
BJ’s Restaurants, Inc.*	966	48,638
Brinker International, Inc.	8,504	234,285
Buffalo Wild Wings, Inc.*	1,112	100,847
Cheesecake Factory, Inc. (The)*(a)	4,575	134,459
Choice Hotels International, Inc.	4,350	162,429
Domino’s Pizza, Inc.	4,381	159,031
Life Time Fitness, Inc.*	3,263	165,010
Penn National Gaming, Inc.*	6,744	289,857
Vail Resorts, Inc.	1,105	47,791

Total Hotels, Restaurants & Leisure		1,521,961
Household Durables – 3.0%
D.R. Horton, Inc.	9,223	139,913
Harman International Industries, Inc.	6,228	291,533
Jarden Corp.	11,746	472,542
Leggett & Platt, Inc.(a)	12,034	276,902

Lennar Corp. Class A(a)	5,508	$149,707
Mohawk Industries, Inc.*	4,844	322,174
NVR, Inc.*	361	262,205
Tempur-Pedic International, Inc.*	5,983	505,145
Toll Brothers, Inc.*	7,816	187,506
Tupperware Brands Corp.	6,772	430,022
Whirlpool Corp.	21,852	1,679,545

Total Household Durables		4,717,194
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	5,695	284,294
Seaboard Corp.*	230	448,730

Total Industrial Conglomerates		733,024
Insurance – 5.4%
Alleghany Corp.*	687	226,092
American Financial Group, Inc.	13,285	512,535
American National Insurance Co.	2,854	206,972
AmTrust Financial Services, Inc.	9,227	248,022
Arthur J. Gallagher & Co.	6,383	228,128
Assurant, Inc.	17,603	712,922
Brown & Brown, Inc.	10,240	243,507
CNO Financial Group, Inc.*	101,449	789,273
Delphi Financial Group, Inc. Class A	11,482	514,049
Erie Indemnity Co. Class A	3,736	291,184
Fidelity National Financial, Inc. Class A	29,162	525,791
First American Financial Corp.	10,221	169,975
Genworth Financial, Inc. Class A*	1,351	11,240
Hanover Insurance Group, Inc. (The)	1,158	47,617
HCC Insurance Holdings, Inc.	14,387	448,443
Kemper Corp.	4,156	125,844
Markel Corp.*	737	330,869
Mercury General Corp.	3,670	160,526
Primerica, Inc.	12,380	312,100
ProAssurance Corp.	4,486	395,261
Protective Life Corp.	20,281	600,723
Reinsurance Group of America, Inc.	17,256	1,026,214
RLI Corp.(a)	2,578	184,688
StanCorp Financial Group, Inc.	6,691	273,930

Total Insurance		8,585,905
Internet & Catalog Retail – 0.5%
HomeAway, Inc.*(a)	295	7,484
HSN, Inc.	4,841	184,103
Netflix, Inc.*	4,837	556,449

Total Internet & Catalog Retail		748,036
Internet Software & Services – 0.5%
AOL, Inc.*	5,669	107,541
IAC/InterActiveCorp	4,212	206,767
j2 Global, Inc.(a)	6,228	178,619
ValueClick, Inc.*(a)	8,599	169,744
WebMD Health Corp.*(a)	2,503	64,027

Total Internet Software & Services		726,698

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value

IT Services – 4.1%
Booz Allen Hamilton Holding Corp.(a)	14,345	$244,295
Broadridge Financial Solutions, Inc.	11,536	275,826
CACI International, Inc. Class A*	4,085	254,455
Cardtronics, Inc.*	3,812	100,065
Computer Sciences Corp.	45,340	1,357,480
Convergys Corp.*	8,829	117,867
CoreLogic, Inc.*	5,387	87,916
DST Systems, Inc.	6,802	368,872
FleetCor Technologies, Inc.*	6,193	240,103
Gartner, Inc.*(a)	5,184	221,046
Global Payments, Inc.	7,349	348,857
Jack Henry & Associates, Inc.	6,284	214,410
Lender Processing Services, Inc.	17,559	456,534
ManTech International Corp. Class A	6,187	213,204
MAXIMUS, Inc.	3,053	124,165
NeuStar, Inc. Class A*	5,571	207,520
SAIC, Inc.*	60,683	801,016
Sapient Corp.	7,987	99,438
Syntel, Inc.	3,628	203,168
Total System Services, Inc.	15,620	360,353
Wright Express Corp.*	3,185	206,165

Total IT Services		6,502,755
Leisure Equipment & Products – 0.3%
Brunswick Corp.	2,120	54,590
Polaris Industries, Inc.	5,474	394,949

Total Leisure Equipment & Products		449,539
Life Sciences Tools & Services – 1.0%
Bio-Rad Laboratories, Inc. Class A*	3,069	318,225
Bruker Corp.*	9,854	150,865
Charles River Laboratories International, Inc.*	2,385	86,075
Covance, Inc.*	4,724	225,004
Illumina, Inc.*	6,078	319,763
PAREXEL International Corp.*	2,973	80,182
PerkinElmer, Inc.	10,330	285,728
Techne Corp.	2,536	177,773

Total Life Sciences Tools & Services		1,643,615
Machinery – 6.2%
Actuant Corp. Class A	8,837	256,185
Barnes Group, Inc.	4,454	117,185
Chart Industries, Inc.*	1,189	87,189
CLARCOR, Inc.	3,552	174,368
Colfax Corp.*	1,452	51,168
Crane Co.	6,086	295,171
Graco, Inc.	5,228	277,398
Harsco Corp.	2,646	62,075
IDEX Corp.	7,812	329,119
ITT Corp.	47,083	1,080,084
Kennametal, Inc.	10,915	486,045
Lincoln Electric Holdings, Inc.	8,410	381,141
Middleby Corp.*	1,304	131,939
Mueller Industries, Inc.	3,269	148,576
Nordson Corp.	7,470	407,190

Oshkosh Corp.*	19,841	$459,716
Pentair, Inc.	9,347	445,011
Robbins & Myers, Inc.	2,800	145,740
Sauer-Danfoss, Inc.	13,597	639,059
Snap-On, Inc.	7,620	464,591
SPX Corp.	5,371	416,414
Timken Co. (The)	17,543	890,132
Toro Co. (The)	2,888	205,366
Trinity Industries, Inc.	5,282	174,042
Valmont Industries, Inc.	2,699	316,889
WABCO Holdings, Inc.*	12,828	775,837
Wabtec Corp.	3,735	281,507
Watts Water Technologies, Inc. Class A	2,548	103,831
Woodward, Inc.	4,987	213,593

Total Machinery		9,816,561
Marine – 0.2%
Alexander & Baldwin, Inc.	1,545	74,855
Kirby Corp.*	3,762	247,502

Total Marine		322,357
Media – 2.0%
AMC Networks, Inc. Class A*	5,295	236,316
Cablevision Systems Corp. Class A	26,555	389,827
Cinemark Holdings, Inc.	11,583	254,247
Clear Channel Outdoor Holdings, Inc. Class A*	2,660	21,227
DreamWorks Animation SKG, Inc. Class A*(a)	12,577	232,046
Gannett Co., Inc.	59,243	908,195
John Wiley & Sons, Inc. Class A	6,029	286,920
Madison Square Garden Co. (The) Class A*	4,160	142,272
Meredith Corp.(a)	5,992	194,500
Morningstar, Inc.	2,333	147,096
Regal Entertainment Group Class A(a)	5,802	78,907
Washington Post Co. (The) Class B(a)	712	265,982

Total Media		3,157,535
Metals & Mining – 1.7%
Allied Nevada Gold Corp.*	1,266	41,183
Carpenter Technology Corp.	3,526	184,163
Coeur d’Alene Mines Corp.*	4,299	102,058
Compass Minerals International, Inc.	3,363	241,262
Hecla Mining Co.(a)	29,319	135,454
Molycorp, Inc.*(a)	4,097	138,602
Reliance Steel & Aluminum Co.	10,092	569,996
Schnitzer Steel Industries, Inc. Class A	3,691	147,252
Steel Dynamics, Inc.	30,347	441,245
Stillwater Mining Co.*	18,729	236,735
Titanium Metals Corp.	9,854	133,620
United States Steel Corp.(a)	2,667	78,330
Worthington Industries, Inc.	9,157	175,631

Total Metals & Mining		2,625,531
Multiline Retail – 0.6%
Big Lots, Inc.*	8,658	372,467
Dillard’s, Inc. Class A	7,343	462,756
Saks, Inc.*(a)	10,325	119,873

Total Multiline Retail		955,096

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value

Multi-Utilities – 1.1%
Avista Corp.	6,380	$163,200
Black Hills Corp.	2,770	92,878
Integrys Energy Group, Inc.	7,759	411,150
MDU Resources Group, Inc.	16,160	361,822
NorthWestern Corp.	3,317	117,621
TECO Energy, Inc.	21,040	369,252
Vectren Corp.	7,444	216,323

Total Multi-Utilities		1,732,246
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	4,962	204,335
Oil, Gas & Consumable Fuels – 3.2%
Arch Coal, Inc.	13,159	140,933
Berry Petroleum Co. Class A	6,601	311,105
Bill Barrett Corp.*(a)	2,710	70,487
Cloud Peak Energy, Inc.*	11,953	190,411
CVR Energy, Inc.*	22,288	596,204
Energen Corp.	10,383	510,324
EXCO Resources, Inc.(a)	21,400	141,882
Forest Oil Corp.*	12,510	151,621
Gulfport Energy Corp.*	4,891	142,426
Northern Oil and Gas, Inc.*	2,608	54,090
Oasis Petroleum, Inc.*(a)	5,042	155,445
Rosetta Resources, Inc.*	2,302	112,246
SandRidge Energy, Inc.*	50,447	395,000
Stone Energy Corp.*	10,498	300,138
Swift Energy Co.*	3,772	109,501
Targa Resources Corp.	487	22,134
Tesoro Corp.*	42,347	1,136,594
W&T Offshore, Inc.(a)	10,863	228,992
World Fuel Services Corp.	6,460	264,860

Total Oil, Gas & Consumable Fuels		5,034,393
Paper & Forest Products – 0.1%
Buckeye Technologies, Inc.	4,673	158,742
Personal Products – 0.2%
Nu Skin Enterprises, Inc. Class A(a)	5,053	292,619
Pharmaceuticals – 0.9%
Endo Pharmaceuticals Holdings, Inc.*	8,819	341,560
Impax Laboratories, Inc.*	4,923	121,007
Jazz Pharmaceuticals PLC*	4,677	226,694
Medicis Pharmaceutical Corp. Class A	4,886	183,665
Par Pharmaceutical Cos., Inc.*	3,825	148,142
Questcor Pharmaceuticals, Inc.*(a)	1,803	67,829
Salix Pharmaceuticals Ltd.*	2,526	132,615
Viropharma, Inc.*	6,555	197,109

Total Pharmaceuticals		1,418,621
Professional Services – 0.8%
Acacia Research Corp.*	870	36,314
Corporate Executive Board Co. (The)	1,835	78,923
CoStar Group, Inc.*	248	17,125
Dun & Bradstreet Corp. (The)	5,440	460,931
FTI Consulting, Inc.*	2,668	100,103

Manpower, Inc.	9,389	$444,757
Robert Half International, Inc.	7,167	217,160

Total Professional Services		1,355,313
Real Estate Investment Trusts (REITs) – 1.6%
Alexander’s, Inc.	308	121,315
Alexandria Real Estate Equities, Inc.	3,599	263,195
American Campus Communities, Inc.	1,335	59,701
BioMed Realty Trust, Inc.	1,682	31,924
BRE Properties, Inc.	532	26,893
Camden Property Trust	208	13,676
CBL & Associates Properties, Inc.	1,260	23,839
DuPont Fabros Technology, Inc.	2,600	63,570
Entertainment Properties Trust	2,303	106,813
Equity Lifestyle Properties, Inc.	765	53,351
Equity One, Inc.	1,341	27,115
Essex Property Trust, Inc.	300	45,453
Extra Space Storage, Inc.	2,604	74,969
Highwoods Properties, Inc.	1,546	51,513
Home Properties, Inc.	788	48,076
Hospitality Properties Trust	2,193	58,049
Liberty Property Trust	6,009	214,641
Mack-Cali Realty Corp.	3,411	98,305
Mid-America Apartment Communities, Inc.	794	53,222
National Retail Properties, Inc.	4,017	109,222
Omega Healthcare Investors, Inc.	2,475	52,619
Piedmont Office Realty Trust, Inc. Class A	8,884	157,691
Post Properties, Inc.	619	29,006
Potlatch Corp.(a)	2,162	67,757
PS Business Parks, Inc.	1,346	88,217
Realty Income Corp.	5,104	197,678
Senior Housing Properties Trust	9,820	216,531
Tanger Factory Outlet Centers	2,086	62,017
Taubman Centers, Inc.	1,408	102,714
Washington Real Estate Investment Trust	660	19,602

Total Real Estate Investment Trusts (REITs)		2,538,674
Real Estate Management & Development – 0.4%
Howard Hughes Corp. (The)*(a)	3,590	229,293
Jones Lang LaSalle, Inc.	4,100	341,571
St Joe Co. (The)*(a)	983	18,687

Total Real Estate Management & Development		589,551
Road & Rail – 1.1%
AMERCO	3,207	338,371
Avis Budget Group, Inc.*	2,875	40,681
Con-way, Inc.	3,933	128,255
Dollar Thrifty Automotive Group, Inc.*	2,352	190,300
Genesee & Wyoming, Inc. Class A*	2,399	130,938
Heartland Express, Inc.	5,395	78,012
Knight Transportation, Inc.	5,287	93,369
Landstar System, Inc.	3,270	188,744
Old Dominion Freight Line, Inc.*	4,510	214,992
Ryder System, Inc.	4,053	213,998
Swift Transportation Co.*	917	10,582
Werner Enterprises, Inc.	5,355	133,125

Total Road & Rail		1,761,367

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 4.1%
Advanced Micro Devices, Inc.*	90,413	$725,112
Atmel Corp.*	86,804	855,887
Cavium, Inc.*	2,240	69,306
Cree, Inc.*(a)	6,741	213,218
Cymer, Inc.*	3,120	156,000
Cypress Semiconductor Corp.*	13,403	209,489
Fairchild Semiconductor International, Inc.*	21,999	323,385
First Solar, Inc.*(a)	22,862	572,693
Hittite Microwave Corp.*	2,460	133,603
International Rectifier Corp.*	11,276	260,137
Intersil Corp. Class A	9,705	108,696
LSI Corp.*	13,796	119,749
Microsemi Corp.*	4,681	100,361
MKS Instruments, Inc.	7,937	234,380
Novellus Systems, Inc.*	12,156	606,706
ON Semiconductor Corp.*	18,876	170,073
PMC – Sierra, Inc.*	12,198	88,191
RF Micro Devices, Inc.*	23,321	116,139
Semtech Corp.*	6,486	184,591
Silicon Laboratories, Inc.*	1,338	57,534
Skyworks Solutions, Inc.*	23,557	651,351
Teradyne, Inc.*	30,674	518,084

Total Semiconductors & Semiconductor Equipment		6,474,685
Software – 1.8%
Advent Software, Inc.*	1,813	46,413
Aspen Technology, Inc.*	1,136	23,322
Blackbaud, Inc.	1,779	59,116
Cadence Design Systems, Inc.*	3,600	42,624
CommVault Systems, Inc.*	877	43,534
Compuware Corp.*	19,466	178,893
Factset Research Systems, Inc.(a)	2,837	280,976
Fair Isaac Corp.	2,803	123,052
Fortinet, Inc.*	4,142	114,526
JDA Software Group, Inc.*	2,719	74,718
Mentor Graphics Corp.*	8,791	130,634
MICROS Systems, Inc.*	4,938	273,022
MicroStrategy, Inc. Class A*	252	35,280
Parametric Technology Corp.*	6,725	187,896
Progress Software Corp.*	4,736	111,864
QLIK Technologies, Inc.*	317	10,144
Quest Software, Inc.*	5,422	126,170
Rovi Corp.*	4,638	150,967
SolarWinds, Inc.*	3,030	117,110
Solera Holdings, Inc.	5,236	240,280
SS&C Technologies Holdings, Inc.*	4,044	94,347
Synopsys, Inc.*	11,215	343,852
Ultimate Software Group, Inc.*	86	6,302

Total Software		2,815,042
Specialty Retail – 4.6%
Aaron’s, Inc.	7,741	200,492
Abercrombie & Fitch Co. Class A	6,276	311,352
Aeropostale, Inc.*	9,708	209,887

American Eagle Outfitters, Inc.	14,849	$255,254
ANN, Inc.*	5,474	156,775
Ascena Retail Group, Inc.*	9,083	402,559
Buckle, Inc. (The)	5,463	261,678
Cabela’s, Inc.*	8,579	327,289
Chico’s FAS, Inc.	18,621	281,177
Children’s Place Retail Stores, Inc. (The)*	2,245	115,999
DSW, Inc. Class A	4,312	236,168
Express, Inc.*	8,755	218,700
Foot Locker, Inc.	15,909	493,974
GameStop Corp. Class A(a)	24,738	540,278
Genesco, Inc.*	1,916	137,281
GNC Holdings, Inc. Class A	6,096	212,689
Guess?, Inc.	15,233	476,031
Hibbett Sports, Inc.*(a)	1,805	98,463
JOS A Bank Clothiers, Inc.*	2,717	136,964
Men’s Wearhouse, Inc. (The)	4,307	166,982
Monro Muffler Brake, Inc.	1,780	73,852
Penske Automotive Group, Inc.	11,869	292,334
Pier 1 Imports, Inc.*	12,046	218,996
Rent-A-Center, Inc.	6,326	238,807
Sally Beauty Holdings, Inc.*	15,781	391,369
Ulta Salon Cosmetics & Fragrance, Inc.	1,983	184,201
Urban Outfitters, Inc.*	11,842	344,721
Williams-Sonoma, Inc.	8,747	327,838

Total Specialty Retail		7,312,110
Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.*	4,304	214,210
Columbia Sportswear Co.(a)	2,771	131,484
Crocs, Inc.*	11,362	237,693
Deckers Outdoor Corp.*(a)	2,463	155,292
Hanesbrands, Inc.*	16,442	485,697
Iconix Brand Group, Inc.*	10,408	180,891
Steven Madden Ltd.*	3,993	170,701
Under Armour, Inc. Class A*(a)	1,693	159,142
Vera Bradley, Inc.*(a)	1,870	56,455
Warnaco Group, Inc. (The)*	4,925	287,620
Wolverine World Wide, Inc.	5,426	201,739

Total Textiles, Apparel & Luxury Goods		2,280,924
Thrifts & Mortgage Finance – 0.4%
BankUnited, Inc.	3,164	79,100
Capitol Federal Financial, Inc.	5,101	60,498
Northwest Bancshares, Inc.	7,599	96,507
Ocwen Financial Corp.*	8,721	136,309
TFS Financial Corp.*	1,555	14,773
Washington Federal, Inc.	14,344	241,266

Total Thrifts & Mortgage Finance		628,453
Tobacco – 0.0%
Vector Group Ltd.(a)	3,572	63,296
Trading Companies & Distributors – 0.6%
Air Lease Corp.*(a)	1,660	39,956
Applied Industrial Technologies, Inc.	4,460	183,440

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2012

Investments	Shares	Value
GATX Corp.	3,331	$134,239
United Rentals, Inc.*(a)	3,241	139,007
Watsco, Inc.	1,870	138,455
WESCO International, Inc.*	5,271	344,249

Total Trading Companies & Distributors		979,346
Water Utilities – 0.1%
Aqua America, Inc.	9,615	214,318
Wireless Telecommunication Services – 0.8%
MetroPCS Communications, Inc.*	39,601	357,201
NII Holdings, Inc.*	22,494	411,865
Telephone & Data Systems, Inc.	12,800	296,320
United States Cellular Corp.*	6,029	246,767

Total Wireless Telecommunication Services		1,312,153
TOTAL COMMON STOCKS (Cost: $137,564,301)		158,070,300
EXCHANGE-TRADED FUND – 0.2%
WisdomTree MidCap Dividend Fund(b) (Cost: $309,304)	6,729	378,776
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%
MONEY MARKET FUND – 6.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $10,699,894)(d)	10,699,894	10,699,894
TOTAL INVESTMENTS IN SECURITIES – 106.7% (Cost: $148,573,499)		169,148,970
Liabilities in Excess of Other Assets – (6.7)%		(10,553,234)

NET ASSETS – 100.0%		$158,595,736
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $10,419,942 and the total market value of the collateral held by the Fund was $10,699,894.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 108.8%
COMMON STOCKS – 99.8%
Aerospace & Defense – 1.4%
AAR Corp.	16,022	$292,401
Aerovironment, Inc.*	3,709	99,438
American Science & Engineering, Inc.	1,926	129,138
Astronics Corp.*	2,267	79,254
Ceradyne, Inc.	11,212	365,063
Cubic Corp.	7,900	373,512
DigitalGlobe, Inc.*	311	4,149
Ducommun, Inc.*	1,724	20,516
GenCorp, Inc.*(a)	2,118	15,038
GeoEye, Inc.*	8,597	206,930
KEYW Holding Corp. (The)*(a)	715	5,541
LMI Aerospace, Inc.*	3,128	56,930
National Presto Industries, Inc.(a)	2,387	181,078
Orbital Sciences Corp.*	16,962	223,050

Total Aerospace & Defense		2,052,038
Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc.*	18,711	108,337
Atlas Air Worldwide Holdings, Inc.*	11,185	550,414
Forward Air Corp.	5,435	199,301
HUB Group, Inc. Class A*	6,831	246,121
Pacer International, Inc.*	7,436	46,995
Park-Ohio Holdings Corp.*	2,373	47,579

Total Air Freight & Logistics		1,198,747
Airlines – 0.9%
Allegiant Travel Co.*	3,842	209,389
Hawaiian Holdings, Inc.*	32,159	168,192
JetBlue Airways Corp.*	53,244	260,363
SkyWest, Inc.	5,668	62,631
Spirit Airlines, Inc.*	15,546	312,008
US Airways Group, Inc.*(a)	39,259	297,976

Total Airlines		1,310,559
Auto Components – 1.5%
American Axle & Manufacturing Holdings, Inc.*	67,161	786,455
Cooper Tire & Rubber Co.	28,706	436,905
Dorman Products, Inc.*	5,061	256,087
Drew Industries, Inc.*	5,087	138,926
Exide Technologies*	30,308	94,864
Fuel Systems Solutions, Inc.*(a)	1,131	29,587
Modine Manufacturing Co.*	11,101	98,022
Spartan Motors, Inc.	2,916	15,426
Standard Motor Products, Inc.	6,307	111,886
Stoneridge, Inc.*	6,213	61,446
Superior Industries International, Inc.	11,979	234,070

Total Auto Components		2,263,674
Automobiles – 0.0%
Winnebago Industries, Inc.*(a)	1,868	18,306
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	2,438	152,960
National Beverage Corp.*	10,170	163,127

Total Beverages		316,087

Biotechnology – 1.8%
Acorda Therapeutics, Inc.*	3,702	$98,288
Astex Pharmaceuticals*	27,743	51,602
Aveo Pharmaceuticals, Inc.*	11,239	139,476
Emergent Biosolutions, Inc.*	4,887	78,192
Exelixis, Inc.*	8,079	41,849
Genomic Health, Inc.*(a)	1,030	31,528
Ligand Pharmaceuticals, Inc. Class B*	1,161	18,518
Maxygen, Inc.*	11,683	67,060
Momenta Pharmaceuticals, Inc.*	53,018	812,236
Neurocrine Biosciences, Inc.*	16,184	128,987
Osiris Therapeutics, Inc.*(a)	10,788	55,235
PDL BioPharma, Inc.(a)	121,547	771,823
Progenics Pharmaceuticals, Inc.*	1,148	11,365
Sciclone Pharmaceuticals, Inc.*	16,808	106,059
SIGA Technologies, Inc.*(a)	9,372	31,490
Spectrum Pharmaceuticals, Inc.*(a)	12,752	161,058

Total Biotechnology		2,604,766
Building Products – 0.3%
AAON, Inc.(a)	3,602	72,724
Ameresco, Inc. Class A*	11,431	154,890
Gibraltar Industries, Inc.*	686	10,393
Quanex Building Products Corp.	3,463	61,053
Trex Co., Inc.*(a)	1,050	33,684
Universal Forest Products, Inc.	949	32,722

Total Building Products		365,466
Capital Markets – 3.0%
Arlington Asset Investment Corp. Class A	2,923	64,891
Artio Global Investors, Inc.(a)	56,894	271,384
BGC Partners, Inc. Class A	18,163	134,225
BlackRock Kelso Capital Corp.	32,637	320,495
Calamos Asset Management, Inc. Class A	6,534	85,661
Diamond Hill Investment Group, Inc.	770	56,710
Duff & Phelps Corp. Class A	4,520	70,241
Edelman Financial Group, Inc.	4,838	31,979
Epoch Holding Corp.	4,025	96,117
Evercore Partners, Inc. Class A	1,532	44,535
Fidus Investment Corp.	667	9,345
Fifth Street Finance Corp.	24,461	238,739
Financial Engines, Inc.*(a)	3,246	72,581
FXCM, Inc. Class A	3,623	47,063
GFI Group, Inc.	21,409	80,498
Gladstone Investment Corp.	19,012	143,921
Golub Capital BDC, Inc.	6,034	92,139
Greenhill & Co., Inc.	3,203	139,779
Hercules Technology Growth Capital, Inc.	16,909	187,352
HFF, Inc. Class A*	10,986	180,939
Horizon Technology Finance Corp.	2,593	43,070
INTL FCStone, Inc.*	4,095	86,405
JMP Group, Inc.	3,834	28,295
Main Street Capital Corp.(a)	10,032	247,088
Medallion Financial Corp.	5,903	65,877
Medley Capital Corp.	2,188	24,659

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

MVC Capital, Inc.	1,995	$26,194
New Mountain Finance Corp.	9,110	125,171
Oppenheimer Holdings, Inc. Class A	5,525	95,859
PennantPark Investment Corp.	4,326	44,990
Piper Jaffray Cos.*	3,524	93,809
Prospect Capital Corp.	43,113	473,381
Solar Capital Ltd.	9,324	205,781
THL Credit, Inc.	6,897	88,695
TICC Capital Corp.	14,536	141,581
Triangle Capital Corp.(a)	10,698	211,285
US Global Investors, Inc. Class A	4,352	31,552
Virtus Investment Partners, Inc.*	246	21,102
Westwood Holdings Group, Inc.	1,441	55,810

Total Capital Markets		4,479,198
Chemicals – 4.8%
A. Schulman, Inc.	7,753	209,486
American Vanguard Corp.	5,635	122,223
Calgon Carbon Corp.*	13,126	204,897
Ferro Corp.*	64,975	385,952
FutureFuel Corp.	10,105	110,953
Georgia Gulf Corp.*	15,993	557,836
H.B. Fuller Co.	14,278	468,747
Hawkins, Inc.	2,107	78,380
Innophos Holdings, Inc.	6,851	343,372
Innospec, Inc.*	12,790	388,560
KMG Chemicals, Inc.	2,420	43,681
Koppers Holdings, Inc.	6,844	263,905
Kraton Performance Polymers, Inc.*	25,291	671,982
Landec Corp.*	5,533	36,131
LSB Industries, Inc.*	9,569	372,425
Minerals Technologies, Inc.	4,836	316,323
OM Group, Inc.*	542	14,910
Omnova Solutions, Inc.*	77,431	522,659
PolyOne Corp.	59,312	854,093
Quaker Chemical Corp.	4,499	177,486
Stepan Co.	3,468	304,490
TPC Group, Inc.*	11,411	504,480
Tredegar Corp.	5,433	106,432
Zep, Inc.	4,272	61,517

Total Chemicals		7,120,920
Commercial Banks – 8.1%
1st Source Corp.	6,947	169,993
1st United Bancorp, Inc.*	3,397	20,552
Alliance Financial Corp.	1,628	49,345
Arrow Financial Corp.(a)	3,642	88,865
BancFirst Corp.	4,666	203,251
Bancorp, Inc. (The)*	3,735	37,499
BancorpSouth, Inc.(a)	14,924	201,026
Bank of Marin Bancorp	1,707	64,883
Bank of the Ozarks, Inc.(a)	13,588	424,761
BBCN Bancorp, Inc.*	10,419	115,963
Boston Private Financial Holdings, Inc.	3,636	36,033
Bridge Bancorp, Inc.	1,799	37,725

Bryn Mawr Bank Corp.	4,039	$90,635
Camden National Corp.	3,330	117,049
Capital City Bank Group, Inc.	2,778	20,696
Cardinal Financial Corp.	9,072	102,514
Cathay General Bancorp	21,322	377,399
Chemical Financial Corp.	7,283	170,714
Citizens & Northern Corp.	4,711	94,220
City Holding Co.(a)	4,905	170,302
CNB Financial Corp.	3,052	50,999
Columbia Banking System, Inc.	9,667	220,214
Community Bank System, Inc.	10,182	293,038
Community Trust Bancorp, Inc.	5,177	166,026
CVB Financial Corp.	28,660	336,468
Eagle Bancorp, Inc.*(a)	5,494	91,970
Enterprise Financial Services Corp.	7,702	90,421
Financial Institutions, Inc.	4,528	73,218
First Bancorp	1,572	17,182
First Bancorp, Inc.	2,878	42,681
First Busey Corp.	19,103	94,369
First Commonwealth Financial Corp.	26,217	160,448
First Community Bancshares, Inc.	6,646	88,791
First Financial Bancorp	15,238	263,617
First Financial Bankshares, Inc.(a)	8,316	292,806
First Financial Corp.	4,063	129,000
First Interstate Bancsystem, Inc.	12,434	181,785
First Merchants Corp.	2,344	28,925
First of Long Island Corp. (The)	2,719	72,054
German American Bancorp, Inc.(a)	3,690	71,697
Glacier Bancorp, Inc.	15,314	228,791
Great Southern Bancorp, Inc.	3,508	84,192
Hanmi Financial Corp.*	16,069	162,618
Heartland Financial USA, Inc.	4,850	84,099
Heritage Commerce Corp.*	5,984	38,477
Heritage Financial Corp.	1,733	23,569
Home Bancshares, Inc.	4,051	107,797
Hudson Valley Holding Corp.	5,448	87,876
Independent Bank Corp.	6,822	195,996
Lakeland Bancorp, Inc.	7,441	73,294
Lakeland Financial Corp.	4,339	112,944
MainSource Financial Group, Inc.	8,842	106,546
MB Financial, Inc.	2,904	60,955
Merchants Bancshares, Inc.	1,955	55,092
National Bankshares, Inc.(a)	2,379	71,608
NBT Bancorp, Inc.	10,661	235,395
Old National Bancorp	19,732	259,278
OmniAmerican Bancorp, Inc.*	691	13,378
Oriental Financial Group, Inc.	16,096	194,762
Pacific Capital Bancorp NA*(a)	11,760	536,374
Pacific Continental Corp.	3,324	31,312
PacWest Bancorp	5,762	140,017
Park National Corp.(a)	4,266	295,079
Pinnacle Financial Partners, Inc.*	9,019	165,499
PrivateBancorp, Inc.	13,302	201,791
Renasant Corp.	4,824	78,535

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

Republic Bancorp, Inc. Class A	15,288	$365,689
S&T Bancorp, Inc.(a)	7,930	172,002
S.Y. Bancorp, Inc.(a)	4,270	99,064
Sandy Spring Bancorp, Inc.	7,308	132,786
SCBT Financial Corp.	1,082	35,392
Simmons First National Corp. Class A	3,538	91,387
Southside Bancshares, Inc.	6,850	151,385
State Bank Financial Corp.*	11,362	198,949
StellarOne Corp.	4,361	51,765
Sterling Bancorp	7,299	69,997
Texas Capital Bancshares, Inc.*(a)	8,599	297,697
Tompkins Financial Corp.(a)	3,496	140,050
TowneBank	6,544	88,279
Trico Bancshares	3,902	67,973
Union First Market Bankshares Corp.	7,274	101,836
Univest Corp. of Pennsylvania	4,883	81,937
Virginia Commerce Bancorp, Inc.*	11,698	102,708
Washington Banking Co.	5,090	70,293
Washington Trust Bancorp, Inc.	4,790	115,631
WesBanco, Inc.	9,166	184,603
West Bancorp., Inc.	4,854	48,491
West Coast Bancorp*	3,846	72,766
Wintrust Financial Corp.	4,231	151,427

Total Commercial Banks		11,896,515
Commercial Services & Supplies – 3.4%
ABM Industries, Inc.	13,195	320,638
ACCO Brands Corp.*	5,463	67,796
At Cross Co. Class A*	2,765	33,291
Brink’s Co. (The)	14,742	351,892
Consolidated Graphics, Inc.*	2,783	125,931
Courier Corp.	1,987	23,049
Deluxe Corp.	25,138	588,732
Encore Capital Group, Inc.*	11,073	249,696
EnergySolutions, Inc.*	16,966	83,133
Ennis, Inc.	11,944	188,954
Fuel Tech, Inc.*	3,175	17,335
G&K Services, Inc. Class A	4,656	159,235
Geo Group, Inc. (The)*	18,659	354,708
InnerWorkings, Inc.*	5,740	66,871
Interface, Inc. Class A	8,481	118,310
Intersections, Inc.	7,015	89,652
Kimball International, Inc. Class B	3,431	23,708
Knoll, Inc.	14,321	238,301
McGrath Rentcorp	6,832	219,376
Metalico, Inc.*	24,669	105,337
Mobile Mini, Inc.*	5,126	108,261
Multi-Color Corp.	3,672	82,657
NL Industries, Inc.	16,014	238,609
Quad Graphics, Inc.(a)	2,551	35,459
Schawk, Inc.	6,624	82,866
Standard Parking Corp.*	4,062	83,271
Steelcase, Inc. Class A	13,794	132,422
SYKES Enterprises, Inc.*	12,712	200,850

Team, Inc.*	4,054	$125,471
TMS International Corp. Class A*	8,547	103,419
U.S. Ecology, Inc.	3,568	77,568
UniFirst Corp.	5,255	323,445
Viad Corp.	2,223	43,193

Total Commercial Services & Supplies		5,063,436
Communications Equipment – 0.9%
Anaren, Inc.*	3,262	59,858
Bel Fuse, Inc. Class B	2,675	47,267
Black Box Corp.	7,005	178,697
CalAmp Corp.*	1,774	8,604
Communications Systems, Inc.	3,282	43,093
Comtech Telecommunications Corp.	8,020	261,292
Digi International, Inc.*	3,982	43,762
Globecomm Systems, Inc.*	5,040	72,979
Ixia*	6,722	83,958
Oplink Communications, Inc.*	10,379	177,481
Procera Networks, Inc.*	479	10,710
TESSCO Technologies, Inc.	3,442	87,668
Westell Technologies, Inc. Class A*	117,645	274,113

Total Communications Equipment		1,349,482
Computers & Peripherals – 0.9%
3D Systems Corp.*(a)	10,014	235,730
Cray, Inc.*	22,880	167,482
Datalink Corp.*	4,685	44,601
Electronics For Imaging, Inc.*	5,999	99,703
Quantum Corp.*	1,954	5,120
Rimage Corp.	2,326	23,283
STEC, Inc.*(a)	18,153	171,364
Stratasys, Inc.*(a)	2,369	86,516
Super Micro Computer, Inc.*	10,822	188,952
Synaptics, Inc.*(a)	7,338	267,910

Total Computers & Peripherals		1,290,661
Construction & Engineering – 1.0%
Aegion Corp.*	7,439	132,637
Comfort Systems USA, Inc.	4,888	53,328
Dycom Industries, Inc.*	3,252	75,967
Furmanite Corp.*	9,804	62,942
Great Lakes Dredge & Dock Corp.	11,026	79,608
Layne Christensen Co.*	6,080	135,280
Michael Baker Corp.*	2,502	59,673
MYR Group, Inc.*	4,058	72,476
Northwest Pipe Co.*	1,083	23,003
Pike Electric Corp.*	3,422	28,163
Primoris Services Corp.	15,536	249,508
Sterling Construction Co., Inc.*	6,026	58,753
Tutor Perini Corp.*	25,133	391,572

Total Construction & Engineering		1,422,910
Construction Materials – 0.0%
Eagle Materials, Inc.	707	24,568
Consumer Finance – 1.5%
Advance America, Cash Advance Centers, Inc.	25,433	266,792

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

DFC Global Corp.*	11,712	$221,006
First Cash Financial Services, Inc.*	7,398	317,300
Nelnet, Inc. Class A	38,476	996,913
Netspend Holdings, Inc.*	14,978	116,229
World Acceptance Corp.*(a)	5,419	331,914

Total Consumer Finance		2,250,154
Containers & Packaging – 0.4%
AEP Industries, Inc.*	744	25,899
Boise, Inc.	56,181	461,246
Myers Industries, Inc.	3,320	48,970

Total Containers & Packaging		536,115
Distributors – 0.2%
Core-Mark Holding Co., Inc.	2,230	91,296
VOXX International Corp.*	14,769	200,268
Weyco Group, Inc.	2,614	61,952

Total Distributors		353,516
Diversified Consumer Services – 2.6%
American Public Education, Inc.*(a)	3,595	136,610
Archipelago Learning, Inc.*	2,088	23,218
Bridgepoint Education, Inc.*	32,491	804,152
Capella Education Co.*	6,907	248,307
Career Education Corp.*	111,693	900,246
Collectors Universe, Inc.	1,726	29,756
Grand Canyon Education, Inc.*	11,609	206,176
K12, Inc.*(a)	2,553	60,327
Lincoln Educational Services Corp.	21,224	167,882
Mac-Gray Corp.	721	10,909
Matthews International Corp. Class A	9,300	294,252
Regis Corp.	9,910	182,641
Stewart Enterprises, Inc. Class A(a)	16,842	102,231
Strayer Education, Inc.(a)	4,972	468,760
Universal Technical Institute, Inc.	8,505	112,181

Total Diversified Consumer Services		3,747,648
Diversified Financial Services – 0.5%
Gain Capital Holdings, Inc.	44,846	225,127
Interactive Brokers Group, Inc. Class A(a)	5,317	90,389
Life Partners Holdings, Inc.	18,715	76,170
MarketAxess Holdings, Inc.	6,292	234,629
Marlin Business Services Corp.	1,598	24,066
NewStar Financial, Inc.*	5,394	59,981
PHH Corp.*(a)	273	4,223

Total Diversified Financial Services		714,585
Diversified Telecommunication Services – 0.7%
8x8, Inc.*	7,086	29,761
Atlantic Tele-Network, Inc.	1,924	69,957
Boingo Wireless, Inc.*(a)	6,588	79,715
Cincinnati Bell, Inc.*(a)	18,247	73,353
Cogent Communications Group, Inc.*	1,020	19,462
Consolidated Communications Holdings, Inc.	5,362	105,256
General Communication, Inc. Class A*	2,339	20,396
HickoryTech Corp.	3,485	36,035
IDT Corp. Class B	10,637	99,349

Iridium Communications, Inc.*(a)	21,546	$188,743
Neutral Tandem, Inc.*	10,616	129,409
Premiere Global Services, Inc.*	6,768	61,183
SureWest Communications	1,037	23,384
Vonage Holdings Corp.*	29,891	66,059

Total Diversified Telecommunication Services		1,002,062
Electric Utilities – 0.4%
Central Vermont Public Service Corp.	718	25,274
Empire District Electric Co. (The)	11,041	224,685
MGE Energy, Inc.	5,957	264,431
Otter Tail Corp.	3,749	81,353
Unitil Corp.	1,717	46,067

Total Electric Utilities		641,810
Electrical Equipment – 0.9%
AZZ, Inc.	3,483	179,862
Coleman Cable, Inc.*	7,901	76,798
Encore Wire Corp.	5,752	171,007
Franklin Electric Co., Inc.	5,499	269,836
Global Power Equipment Group, Inc.*	10,116	280,213
LSI Industries, Inc.	5,227	38,314
Powell Industries, Inc.*	945	32,366
Preformed Line Products Co.	1,961	128,446
Vicor Corp.	9,457	75,656

Total Electrical Equipment		1,252,498
Electronic Equipment, Instruments & Components – 5.2%
Badger Meter, Inc.	3,453	117,367
Benchmark Electronics, Inc.*	20,693	341,228
Brightpoint, Inc.*	18,783	151,203
CTS Corp.	7,097	74,660
Daktronics, Inc.	4,844	43,063
DDi Corp.	8,569	104,542
DTS, Inc.*	2,474	74,764
Electro Rent Corp.	5,854	107,772
Electro Scientific Industries, Inc.	6,363	95,509
FARO Technologies, Inc.*	1,599	93,270
Insight Enterprises, Inc.*	23,427	513,754
Kemet Corp.*	51,314	480,299
LeCroy Corp.*	5,287	54,932
Littelfuse, Inc.	8,264	518,153
Measurement Specialties, Inc.*	4,170	140,529
Mercury Computer Systems, Inc.*	5,024	66,568
Methode Electronics, Inc.	8,028	74,500
MTS Systems Corp.	5,094	270,440
Multi-Fineline Electronix, Inc.*	7,356	201,922
Newport Corp.*	17,830	315,948
OSI Systems, Inc.*	3,011	184,574
Park Electrochemical Corp.	4,175	126,210
PC Connection, Inc.	10,073	82,800
Plexus Corp.*	12,571	439,859
Power-One, Inc.*	143,083	651,028
RealD, Inc.*(a)	6,959	93,946
Richardson Electronics Ltd.	1,188	14,232
Rofin-Sinar Technologies, Inc.*	10,795	284,664

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

Rogers Corp.*	4,111	$159,301
Sanmina-SCI Corp.*	30,550	349,798
Scansource, Inc.*	8,680	323,938
SYNNEX Corp.*	18,611	709,824
TTM Technologies, Inc.*	23,134	265,810
Vishay Precision Group, Inc.*	2,947	43,704
X-Rite, Inc.*	6,674	30,300
Zygo Corp.*	4,586	89,748

Total Electronic Equipment, Instruments & Components		7,690,159
Energy Equipment & Services – 0.7%
Basic Energy Services, Inc.*	4,975	86,316
Global Geophysical Services, Inc.*	1,404	14,896
Heckmann Corp.*(a)	1,555	6,702
ION Geophysical Corp.*	14,507	93,570
Matrix Service Co.*	8,634	120,962
Mitcham Industries, Inc.*	1,832	41,147
Natural Gas Services Group, Inc.*	2,448	32,314
Newpark Resources*	34,220	280,262
OYO Geospace Corp.*	1,565	164,842
Parker Drilling Co.*	14,222	84,905
PHI, Inc.*	194	4,491
RigNet, Inc.*	1,238	21,702
TGC Industries, Inc.*	4,482	44,462

Total Energy Equipment & Services		996,571
Food & Staples Retailing – 1.0%
Andersons, Inc. (The)	8,645	420,925
Ingles Markets, Inc. Class A	8,996	158,689
Nash Finch Co.	5,998	170,463
Pantry, Inc. (The)*	5,166	67,210
Spartan Stores, Inc.	6,775	122,763
Susser Holdings Corp.*	7,221	185,363
Village Super Market, Inc. Class A	2,769	87,473
Weis Markets, Inc.	6,856	298,922

Total Food & Staples Retailing		1,511,808
Food Products – 0.8%
B&G Foods, Inc.	8,768	197,368
Calavo Growers, Inc.(a)	1,919	51,391
Cal-Maine Foods, Inc.(a)	6,301	241,076
Chiquita Brands International, Inc.*	26,784	235,431
Diamond Foods, Inc.(a)	6,242	142,442
J&J Snack Foods Corp.	3,689	193,525
Omega Protein Corp.*	13,317	101,342
Seneca Foods Corp. Class A*	1,055	27,789
Smart Balance, Inc.*	5,637	37,261

Total Food Products		1,227,625
Gas Utilities – 0.2%
Chesapeake Utilities Corp.	2,421	99,552
Laclede Group, Inc. (The)	6,059	236,422

Total Gas Utilities		335,974
Health Care Equipment & Supplies – 2.1%
Abaxis, Inc.*	1,878	54,706
Analogic Corp.	1,148	77,536

AngioDynamics, Inc.*	2,069	$25,345
Arthrocare Corp.*	3,538	94,995
Atrion Corp.	424	89,129
Cantel Medical Corp.	4,577	114,837
Conceptus, Inc.*(a)	22,988	330,567
CONMED Corp.	5,119	152,905
CryoLife, Inc.*	6,573	34,640
Cyberonics, Inc.*	3,822	145,733
DynaVox, Inc. Class A*	2,456	7,565
Exactech, Inc.*	2,457	38,943
Greatbatch, Inc.*	6,064	148,689
ICU Medical, Inc.*	3,160	155,346
Integra LifeSciences Holdings Corp.*	5,406	187,534
Invacare Corp.	9,495	157,332
Kensey Nash Corp.	189	5,530
Meridian Bioscience, Inc.	5,560	107,753
Merit Medical Systems, Inc.*	6,351	78,879
Natus Medical, Inc.*	4,514	53,852
Neogen Corp.*	2,545	99,433
NuVasive, Inc.*	22,453	378,109
Quidel Corp.*	1,602	29,429
RTI Biologics, Inc.*	7,352	27,202
Spectranetics Corp.*	954	9,922
STAAR Surgical Co.*(a)	182	1,971
Symmetry Medical, Inc.*	5,217	36,884
Synergetics USA, Inc.*	3,389	22,029
Vascular Solutions, Inc.*	7,298	78,745
Wright Medical Group, Inc.*	808	15,611
Young Innovations, Inc.	2,024	62,582
Zoll Medical Corp.*	2,540	235,280

Total Health Care Equipment & Supplies		3,059,013
Health Care Providers & Services – 3.1%
Air Methods Corp.*	2,325	202,856
Almost Family, Inc.*	6,362	165,476
Amedisys, Inc.*	1,419	20,519
AMN Healthcare Services, Inc.*	1,897	11,496
Amsurg Corp.*	7,748	216,789
Assisted Living Concepts, Inc. Class A	5,749	95,491
Bio-Reference Labs, Inc.*(a)	8,377	196,943
Capital Senior Living Corp.*	2,304	21,289
Chemed Corp.	6,666	417,825
Chindex International, Inc.*	1,717	16,312
Corvel Corp.*	2,748	109,618
Cross Country Healthcare, Inc.*	2,982	14,940
Ensign Group, Inc. (The)	7,756	210,653
Five Star Quality Care, Inc.*	27,839	94,931
Hanger Orthopedic Group, Inc.*	8,660	189,308
Healthways, Inc.*	13,348	98,241
IPC The Hospitalist Co., Inc.*	2,487	91,795
Kindred Healthcare, Inc.*	13,802	119,249
Landauer, Inc.	1,863	98,776
Metropolitan Health Networks, Inc.*	13,264	124,284
MModal, Inc.*	14,041	148,133

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

Molina Healthcare, Inc.*	13,475	$453,164
MWI Veterinary Supply, Inc.*	2,410	212,080
National Healthcare Corp.	5,086	231,718
PharMerica Corp.*	6,100	75,823
Providence Service Corp. (The)*	4,582	71,067
Sunrise Senior Living, Inc.*(a)	11,366	71,833
Triple-S Management Corp. Class B*	11,674	269,669
U.S. Physical Therapy, Inc.	3,407	78,531
Universal American Corp.	36,181	390,031

Total Health Care Providers & Services		4,518,840
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.	2,144	121,179
Epocrates, Inc.*(a)	2,583	22,162
HealthStream, Inc.*	1,449	33,602
Medidata Solutions, Inc.*	6,083	162,051
Merge Healthcare, Inc.*(a)	436	2,551
Omnicell, Inc.*	1,805	27,454
Transcend Services, Inc.*	2,091	61,371

Total Health Care Technology		430,370
Hotels, Restaurants & Leisure – 3.5%
AFC Enterprises*	5,953	100,963
Ameristar Casinos, Inc.	2,454	45,718
Biglari Holdings, Inc.*	247	99,504
Bob Evans Farms, Inc.	7,737	291,840
Bravo Brio Restaurant Group, Inc.*	14,962	298,642
Caribou Coffee Co., Inc.*(a)	9,909	184,704
Carrols Restaurant Group, Inc.*	5,168	78,812
CEC Entertainment, Inc.	6,418	243,306
Churchill Downs, Inc.	4,218	235,786
Cracker Barrel Old Country Store, Inc.	6,431	358,850
Denny’s Corp.*	21,743	87,842
Einstein Noah Restaurant Group, Inc.	2,882	42,999
International Speedway Corp. Class A	9,260	256,965
Interval Leisure Group, Inc.	11,416	198,638
Isle of Capri Casinos, Inc.*	1,151	8,126
Jack In The Box, Inc.*	11,783	282,438
Krispy Kreme Doughnuts, Inc.*	8,560	62,488
Marcus Corp.	5,800	72,790
Multimedia Games Holding Co., Inc.*	2,897	31,751
Papa John’s International, Inc.*	5,749	216,507
Peet’s Coffee & Tea, Inc.*(a)	1,381	101,780
PF Chang’s China Bistro, Inc.	5,437	214,870
Pinnacle Entertainment, Inc.*	5,782	66,551
Red Robin Gourmet Burgers, Inc.*	2,703	100,525
Ruby Tuesday, Inc.*	23,173	211,569
Ruth’s Hospitality Group, Inc.*	10,529	79,915
Shuffle Master, Inc.*	9,838	173,149
Sonic Corp.*	10,887	83,612
Speedway Motorsports, Inc.	13,298	248,407
Texas Roadhouse, Inc.	16,995	282,797
Town Sports International Holdings, Inc.*	2,270	28,670
WMS Industries, Inc.*(a)	12,763	302,866

Total Hotels, Restaurants & Leisure		5,093,380

Household Durables – 1.0%
American Greetings Corp. Class A	20,307	$311,509
Blyth, Inc.	1,610	120,476
Cavco Industries, Inc.*	1,314	61,206
CSS Industries, Inc.	1,928	37,519
Ethan Allen Interiors, Inc.	5,836	147,768
iRobot Corp.*(a)	4,698	128,068
La-Z-Boy, Inc.*	24,268	363,049
Libbey, Inc.*	7,461	96,545
Lifetime Brands, Inc.	6,330	71,149
Sealy Corp.*	27,407	55,362
Universal Electronics, Inc.*	4,585	91,608
Zagg, Inc.*(a)	4,977	52,906

Total Household Durables		1,537,165
Household Products – 0.2%
Central Garden and Pet Co. Class A*	14,171	136,467
WD-40 Co.	3,567	161,763

Total Household Products		298,230
Independent Power Producers & Energy Traders – 0.0%
Ormat Technologies, Inc.(a)	998	20,110
Industrial Conglomerates – 0.3%
Raven Industries, Inc.	3,178	193,890
Standex International Corp.	4,252	175,140

Total Industrial Conglomerates		369,030
Insurance – 3.2%
American Equity Investment Life Holding Co.(a)	26,851	342,887
AMERISAFE, Inc.*	4,372	108,163
Citizens, Inc.*	5,074	50,131
Crawford & Co. Class B	39,112	191,649
Donegal Group, Inc. Class A	518	7,081
eHealth, Inc.*(a)	3,381	55,144
Employers Holdings, Inc.	11,021	195,182
FBL Financial Group, Inc. Class A	13,546	456,500
Horace Mann Educators Corp.	9,967	175,619
Infinity Property & Casualty Corp.	3,142	164,421
Kansas City Life Insurance Co.	3,224	103,813
Meadowbrook Insurance Group, Inc.	18,021	168,136
National Financial Partners Corp.*	12,281	185,934
National Interstate Corp.	4,147	106,080
National Western Life Insurance Co. Class A	1,827	250,062
Navigators Group, Inc. (The)*	1,589	75,064
Phoenix Cos., Inc. (The)*	149,105	365,307
Presidential Life Corp.	5,084	58,110
Safety Insurance Group, Inc.	2,039	84,904
Selective Insurance Group, Inc.	6,976	122,847
Stewart Information Services Corp.	1,512	21,486
Symetra Financial Corp.	82,146	947,144
Tower Group, Inc.	13,853	310,723
Universal Insurance Holdings, Inc.	28,937	112,565

Total Insurance		4,658,952
Internet & Catalog Retail – 0.2%
1-800-FLOWERS.COM, Inc. Class A*	9,234	27,979

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

Blue Nile, Inc.*(a)	1,360	$44,853
Nutrisystem, Inc.(a)	5,963	66,964
PetMed Express, Inc.(a)	6,950	86,041
Shutterfly, Inc.*(a)	1,750	54,828

Total Internet & Catalog Retail		280,665
Internet Software & Services – 1.6%
Ancestry.com, Inc.*(a)	10,355	235,473
Constant Contact, Inc.*	1,003	29,879
DealerTrack Holdings, Inc.*	818	24,753
Dice Holdings, Inc.*	13,536	126,291
Digital River, Inc.*	4,716	88,236
Earthlink, Inc.	23,331	186,415
EasyLink Services International Corp. Class A*	21,733	110,512
Envestnet, Inc.*	2,375	29,735
InfoSpace, Inc.*	4,129	52,892
Intralinks Holdings, Inc.*	1,503	7,951
Keynote Systems, Inc.	10,131	200,189
Liquidity Services, Inc.*	964	43,187
LivePerson, Inc.*	3,322	55,710
LogMein, Inc.*(a)	931	32,799
LoopNet, Inc.*(a)	2,478	46,537
Monster Worldwide, Inc.*	16,055	156,536
NIC, Inc.	6,890	83,576
OpenTable, Inc.*(a)	1,916	77,540
Perficient, Inc.*	4,654	55,895
QuinStreet, Inc.*	10,501	110,155
Responsys, Inc.*	4,493	53,781
SciQuest, Inc.*	696	10,607
SPS Commerce, Inc.*	147	3,951
Stamps.com, Inc.*	2,141	59,691
TechTarget, Inc.*	2,303	15,960
Travelzoo, Inc.*(a)	2,813	64,699
United Online, Inc.	40,602	198,544
XO Group, Inc.*	2,317	21,757
Zix Corp.*	63,048	183,470

Total Internet Software & Services		2,366,721
IT Services – 1.6%
Acxiom Corp.*	19,423	285,130
Cass Information Systems, Inc.	2,466	98,517
Computer Task Group, Inc.*	3,262	49,974
CSG Systems International, Inc.*	7,767	117,592
Dynamics Research Corp.*	4,075	39,283
Echo Global Logistics, Inc.*(a)	2,557	41,168
Euronet Worldwide, Inc.*	2,794	58,367
ExlService Holdings, Inc.*	5,595	153,527
Forrester Research, Inc.	2,221	71,960
Global Cash Access Holdings, Inc.*	4,661	36,356
Hackett Group, Inc. (The)*	16,354	97,633
Heartland Payment Systems, Inc.	6,599	190,315
Higher One Holdings, Inc.*(a)	7,153	106,937
iGate Corp.*	8,871	148,678
NCI, Inc. Class A*	6,139	39,228
PRGX Global, Inc.*	3,558	22,380

ServiceSource International, Inc.*	3,261	$50,480
TeleTech Holdings, Inc.*	15,430	248,423
TNS, Inc.*	433	9,409
Unisys Corp.*	20,148	397,319
Virtusa Corp.*	4,582	79,131

Total IT Services		2,341,807
Leisure Equipment & Products – 0.4%
Arctic Cat, Inc.*	3,693	158,171
Black Diamond, Inc.*	453	4,195
JAKKS Pacific, Inc.	8,440	147,278
Leapfrog Enterprises, Inc.*	7,940	66,378
Steinway Musical Instruments*	995	24,875
Sturm Ruger & Co., Inc.	4,369	214,518
Summer Infant, Inc.*	2,679	16,074

Total Leisure Equipment & Products		631,489
Life Sciences Tools & Services – 0.2%
Cambrex Corp.*	8,530	59,625
eResearch Technology, Inc.*	11,224	87,772
Harvard Bioscience, Inc.*	4,992	19,568
Luminex Corp.*	2,868	66,968
Medtox Scientific, Inc.*	1,173	19,777

Total Life Sciences Tools & Services		253,710
Machinery – 3.9%
Alamo Group, Inc.	4,003	120,330
Albany International Corp. Class A	9,661	221,720
Altra Holdings, Inc.*	7,953	152,698
Ampco-Pittsburgh Corp.	4,787	96,362
Astec Industries, Inc.*	4,671	170,398
Blount International, Inc.*	14,483	241,576
Briggs & Stratton Corp.	17,454	312,950
Cascade Corp.	3,499	175,370
CIRCOR International, Inc.	4,049	134,710
Commercial Vehicle Group, Inc.*	4,951	60,452
Douglas Dynamics, Inc.	4,498	61,847
Dynamic Materials Corp.	1,952	41,207
EnPro Industries, Inc.*	6,171	253,628
ESCO Technologies, Inc.	7,774	285,850
Flow International Corp.*	2,295	9,226
Gorman-Rupp Co. (The)	4,718	137,671
Graham Corp.	2,012	44,043
Greenbrier Cos., Inc.*	386	7,639
Hurco Cos., Inc.*	1,265	35,736
John Bean Technologies Corp.	9,913	160,591
Kadant, Inc.*	4,449	105,975
Kaydon Corp.	6,817	173,902
L.B. Foster Co. Class A	2,913	83,050
Lindsay Corp.(a)	2,762	183,038
Lydall, Inc.*	2,326	23,702
Meritor, Inc.*	51,124	412,571
Met-Pro Corp.	2,726	28,787
Miller Industries, Inc.	5,369	90,843
NACCO Industries, Inc. Class A	5,253	611,292
NN, Inc.*	12,884	105,133

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

PMFG, Inc.*(a)	2,204	$33,082
RBC Bearings, Inc.*	3,840	177,139
Sun Hydraulics Corp.	6,647	173,886
Tennant Co.	3,783	166,452
Titan International, Inc.	7,470	176,665
Trimas Corp.*	11,808	264,381
Twin Disc, Inc.(a)	3,103	80,957
Wabash National Corp.*	7,139	73,889
Xerium Technologies, Inc.*	4,565	29,444

Total Machinery		5,718,192
Marine – 0.1%
International Shipholding Corp.	3,913	90,351
Media – 2.3%
Arbitron, Inc.	6,052	223,803
Belo Corp. Class A	46,572	333,921
Cumulus Media, Inc. Class A*(a)	68,385	238,664
Digital Generation, Inc.*	10,695	109,196
Entercom Communications Corp. Class A*	48,763	316,472
EW Scripps Co. Class A*	2,301	22,711
Fisher Communications, Inc.*	1,177	36,157
Harte-Hanks, Inc.	19,930	180,366
Journal Communications, Inc. Class A*	18,847	106,109
Knology, Inc.*	6,450	117,390
LIN TV Corp. Class A*	26,009	105,336
National CineMedia, Inc.	11,462	175,369
New York Times Co. (The) Class A*	12,628	85,744
Scholastic Corp.	9,130	322,106
Sinclair Broadcast Group, Inc. Class A	31,883	352,626
Valassis Communications, Inc.*	20,905	480,815
World Wrestling Entertainment, Inc. Class A(a)	16,517	146,506

Total Media		3,353,291
Metals & Mining – 2.0%
A.M. Castle & Co.*(a)	3,760	47,564
AMCOL International Corp.(a)	5,600	165,144
Century Aluminum Co.*	29,412	261,178
Globe Specialty Metals, Inc.	22,357	332,449
Gold Resource Corp.	2,244	54,552
Handy & Harman Ltd.*	8,363	120,762
Haynes International, Inc.	2,583	163,633
Horsehead Holding Corp.*	19,408	221,057
Kaiser Aluminum Corp.(a)	1,802	85,162
Materion Corp.*	8,777	252,163
Metals USA Holdings Corp.*	18,794	270,821
Noranda Aluminum Holding Corp.	70,441	702,297
Olympic Steel, Inc.	3,773	90,552
RTI International Metals, Inc.*	1,229	28,341
Universal Stainless & Alloy*	2,001	85,483

Total Metals & Mining		2,881,158
Multiline Retail – 0.2%
Fred’s, Inc. Class A	9,155	133,754
Gordmans Stores, Inc.*	4,346	95,482
Tuesday Morning Corp.*	7,698	29,560

Total Multiline Retail		258,796

Multi-Utilities – 0.2%
CH Energy Group, Inc.	4,434	$295,881
Oil, Gas & Consumable Fuels – 2.7%
Abraxas Petroleum Corp.*	6,525	20,358
Alon USA Energy, Inc.	13,336	120,691
Approach Resources, Inc.*	2,289	84,579
Callon Petroleum Co.*	28,187	177,296
Carrizo Oil & Gas, Inc.*	822	23,230
Clayton Williams Energy, Inc.*(a)	4,769	378,849
Contango Oil & Gas Co.*	3,974	234,108
Delek US Holdings, Inc.	34,323	532,350
Energy Partners Ltd.*	10,470	173,907
Evolution Petroleum Corp.*	574	5,338
GeoResources, Inc.*	4,428	144,973
Green Plains Renewable Energy, Inc.*	15,978	172,403
Houston American Energy Corp.*(a)	4,217	22,013
James River Coal Co.*(a)	8,240	42,189
Panhandle Oil and Gas, Inc. Class A	1,051	30,983
Petroleum Development Corp.*	283	10,496
Petroquest Energy, Inc.*(a)	2,698	16,566
Resolute Energy Corp.*(a)	12,498	142,227
REX American Resources Corp.*	695	21,336
Vaalco Energy, Inc.*	24,217	228,851
Venoco, Inc.*	18,324	198,632
Warren Resources, Inc.*	25,109	81,855
Western Refining, Inc.(a)	58,752	1,105,713

Total Oil, Gas & Consumable Fuels		3,968,943
Paper & Forest Products – 0.9%
Clearwater Paper Corp.*	7,730	256,713
Deltic Timber Corp.	356	22,531
KapStone Paper and Packaging Corp.*	15,477	304,897
Neenah Paper, Inc.	4,893	145,518
PH Glatfelter Co.	12,717	200,674
Schweitzer-Mauduit International, Inc.	3,707	256,006
Wausau Paper Corp.	11,656	109,333

Total Paper & Forest Products		1,295,672
Personal Products – 1.7%
Elizabeth Arden, Inc.*	5,028	175,879
Inter Parfums, Inc.	7,306	114,631
Medifast, Inc.*(a)	5,512	96,240
Nature’s Sunshine Products, Inc.*(a)	4,810	77,056
Nutraceutical International Corp.*	5,582	81,274
Prestige Brands Holdings, Inc.*	13,392	234,092
Revlon, Inc. Class A*	85,371	1,472,650
Schiff Nutrition International, Inc.*	4,602	56,559
USANA Health Sciences, Inc.*(a)	6,389	238,501

Total Personal Products		2,546,882
Pharmaceuticals – 1.1%
Acura Pharmaceuticals, Inc.*(a)	8,699	30,098
Akorn, Inc.*	23,524	275,231
Columbia Laboratories, Inc.*	17,301	12,284
DepoMed, Inc.*	74,618	467,109

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

Hi-Tech Pharmacal Co., Inc.*	5,043	$181,195
MAP Pharmaceuticals, Inc.*	1,747	25,087
Medicines Co. (The)*	30,945	621,066
Obagi Medical Products, Inc.*	3,083	41,312
Santarus, Inc.*	1,578	9,231

Total Pharmaceuticals		1,662,613
Professional Services – 2.4%
Advisory Board Co. (The)*	1,065	94,380
Barrett Business Services, Inc.	2,132	42,278
CBIZ, Inc.*(a)	17,008	107,491
CDI Corp.	2,731	48,967
CRA International, Inc.*	2,591	65,345
Dolan Co. (The)*	8,267	75,312
Exponent, Inc.*	2,735	132,702
Franklin Covey Co.*	1,948	18,331
GP Strategies Corp.*	4,739	82,932
Hudson Highland Group, Inc.*	7,047	37,913
Huron Consulting Group, Inc.*	3,652	137,169
ICF International, Inc.*	5,093	129,209
Insperity, Inc.	4,906	150,320
Kelly Services, Inc. Class A	15,913	254,449
Kforce, Inc.*	9,100	135,590
Korn/Ferry International*	15,978	267,631
Mistras Group, Inc.*	2,960	70,507
Navigant Consulting, Inc.*	11,701	162,761
On Assignment, Inc.*	943	16,474
Pendrell Corp.*	436,706	1,139,803
Resources Connection, Inc.	3,793	53,292
RPX Corp.*	7,530	127,709
TrueBlue, Inc.*	8,265	147,778
VSE Corp.	3,237	80,310

Total Professional Services		3,578,653
Real Estate Investment Trusts (REITs) – 1.3%
Acadia Realty Trust	4,908	110,626
Agree Realty Corp.	638	14,406
Chesapeake Lodging Trust	1,091	19,605
EastGroup Properties, Inc.	1,913	96,071
Franklin Street Properties Corp.	7,768	82,341
Getty Realty Corp.(a)	12,579	195,981
Gladstone Commercial Corp.	260	4,475
Government Properties Income Trust	6,826	164,575
Investors Real Estate Trust	785	6,037
LTC Properties, Inc.	4,950	158,400
Medical Properties Trust, Inc.	8,371	77,683
Mission West Properties, Inc.	1,028	10,136
Monmouth Real Estate Investment Corp. Class A	5,441	52,995
National Health Investors, Inc.	6,366	310,534
One Liberty Properties, Inc.	2,404	43,993
Ramco-Gershenson Properties Trust	3,711	45,348
Retail Opportunity Investments Corp.(a)	3,138	37,782
Sabra Health Care REIT, Inc.	1,966	32,321
Saul Centers, Inc.	1,267	51,136
Sovran Self Storage, Inc.	2,795	139,275

Sun Communities, Inc.	86	$3,726
Sunstone Hotel Investors, Inc.*	6,714	65,394
UMH Properties, Inc.	1,897	20,791
Universal Health Realty Income Trust	1,627	64,478
Urstadt Biddle Properties, Inc. Class A	4,129	81,507
Whitestone REIT Class B	229	2,986
Winthrop Realty Trust	7,439	86,218

Total Real Estate Investment Trusts (REITs)		1,978,820
Real Estate Management & Development – 0.1%
Forestar Group, Inc.*	8,724	134,263
Tejon Ranch Co.*	1,477	42,301

Total Real Estate Management & Development		176,564
Road & Rail – 0.4%
Celadon Group, Inc.	4,588	71,343
Marten Transport Ltd.	4,655	102,736
Quality Distribution, Inc.*	2,996	41,285
RailAmerica, Inc.*	11,643	249,859
Roadrunner Transportation Systems, Inc.*	6,013	104,325
Saia, Inc.*	2,865	48,734

Total Road & Rail		618,282
Semiconductors & Semiconductor Equipment – 8.0%
Advanced Energy Industries, Inc.*	23,000	301,760
Amkor Technology, Inc.*	110,297	677,775
ATMI, Inc.*	6,655	155,062
Axcelis Technologies, Inc.*	33,985	58,454
AXT, Inc.*	23,493	149,181
Brooks Automation, Inc.	33,542	413,573
Cabot Microelectronics Corp.	4,425	172,044
Ceva, Inc.*	2,578	58,546
Cirrus Logic, Inc.*	44,660	1,062,908
Cohu, Inc.	8,141	92,563
Diodes, Inc.*(a)	14,537	336,968
Entegris, Inc.*	53,232	497,187
Entropic Communications, Inc.*(a)	58,728	342,384
FSI International, Inc.*	10,074	49,262
GSI Technology, Inc.*	11,684	49,540
GT Advanced Technologies, Inc.*(a)	109,090	902,174
Inphi Corp.*	1,662	23,567
Integrated Device Technology, Inc.*	42,344	302,760
Integrated Silicon Solution, Inc.*	23,647	263,901
IXYS Corp.*	16,039	211,715
Kopin Corp.*	4,982	20,277
Kulicke & Soffa Industries, Inc.*	56,625	703,849
Lattice Semiconductor Corp.*	33,566	215,829
LTX-Credence Corp.*	23,817	171,244
Micrel, Inc.	16,476	169,044
MIPS Technologies, Inc.*	9,061	49,292
Monolithic Power Systems, Inc.*	4,396	86,469
Nanometrics, Inc.*	12,443	230,320
NVE Corp.*(a)	903	47,859
Omnivision Technologies, Inc.*	45,983	919,660
Pericom Semiconductor Corp.*	2,072	16,763
Photronics, Inc.*	9,722	64,651

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

Power Integrations, Inc.	4,419	$164,033
Rambus, Inc.*	4,142	26,716
Rubicon Technology, Inc.*	21,677	226,091
Rudolph Technologies, Inc.*	13,649	151,640
Silicon Image, Inc.*	2,303	13,542
Spansion, Inc. Class A*	2,380	28,988
Standard Microsystems Corp.*	2,238	57,897
STR Holdings, Inc.*(a)	17,779	86,050
Supertex, Inc.*	1,706	30,827
TriQuint Semiconductor, Inc.*	73,800	508,851
Ultra Clean Holdings*	12,612	95,094
Ultratech, Inc.*	5,893	170,779
Veeco Instruments, Inc.*(a)	45,795	1,309,737
Volterra Semiconductor Corp.*	4,059	139,691

Total Semiconductors & Semiconductor Equipment		11,826,517
Software – 1.8%
ACI Worldwide, Inc.*	7,395	297,797
Actuate Corp.*	6,167	38,729
American Software, Inc. Class A	3,577	30,691
Bottomline Technologies, Inc.*	6,591	184,153
BroadSoft, Inc.*(a)	4,530	173,272
Convio, Inc.*	850	13,149
Digimarc Corp.*	1,179	32,941
Ebix, Inc.(a)	14,056	325,537
EPIQ Systems, Inc.	4,176	50,530
ePlus, Inc.*	3,020	96,549
Interactive Intelligence Group, Inc.*	2,713	82,774
Majesco Entertainment Co.*(a)	12,299	30,379
Manhattan Associates, Inc.*	3,414	162,267
Monotype Imaging Holdings, Inc.*	5,596	83,380
Netscout Systems, Inc.*	7,081	144,028
Opnet Technologies, Inc.	1,745	50,605
Pegasystems, Inc.	812	30,986
PROS Holdings, Inc.*	1,146	21,430
SeaChange International, Inc.*	2,604	20,259
Sourcefire, Inc.*	887	42,691
Synchronoss Technologies, Inc.*	1,111	35,463
TeleCommunication Systems, Inc. Class A*	15,483	43,043
TeleNav, Inc.*	18,366	128,929
Tyler Technologies, Inc.*	3,506	134,665
VASCO Data Security International, Inc.*	10,025	108,170
Verint Systems, Inc.*	3,566	115,503
Websense, Inc.*	6,584	138,857

Total Software		2,616,777
Specialty Retail – 3.7%
America’s Car-Mart, Inc.*	3,027	133,128
Asbury Automotive Group, Inc.*	8,224	222,048
bebe Stores, Inc.	3,426	31,622
Big 5 Sporting Goods Corp.	7,058	55,335
Body Central Corp.*	2,806	81,430
Brown Shoe Co., Inc.	7,129	65,801
Casual Male Retail Group, Inc.*	18,203	61,162

Cato Corp. (The) Class A	9,684	$267,666
Citi Trends, Inc.*	2,297	26,324
Cost Plus, Inc.*	3,898	69,774
Destination Maternity Corp.	5,502	102,172
Finish Line, Inc. (The) Class A	14,596	309,727
Group 1 Automotive, Inc.	5,730	321,854
Haverty Furniture Cos., Inc.	1,424	15,806
hhgregg, Inc.*(a)	12,589	143,263
Kirkland’s, Inc.*	6,399	103,536
Lithia Motors, Inc. Class A	7,726	202,421
Lumber Liquidators Holdings, Inc.*(a)	5,721	143,654
Midas, Inc.*	1,936	22,225
OfficeMax, Inc.*(a)	35,641	203,867
PEP Boys-Manny Moe & Jack (The)	15,060	224,695
RadioShack Corp.(a)	42,619	265,090
Rue21, Inc.*(a)	6,151	180,470
Select Comfort Corp.*	10,794	349,618
Shoe Carnival, Inc.*	4,447	143,282
Sonic Automotive, Inc. Class A(a)	31,924	571,759
Stage Stores, Inc.	8,576	139,274
Stein Mart, Inc.*	19,783	130,568
Systemax, Inc.*	13,196	222,485
Vitamin Shoppe, Inc.*	4,410	194,966
West Marine, Inc.*	8,782	105,208
Wet Seal, Inc. (The) Class A*	23,053	79,533
Winmark Corp.	893	51,740
Zumiez, Inc.*	4,256	153,684

Total Specialty Retail		5,395,187
Textiles, Apparel & Luxury Goods – 0.9%
Cherokee, Inc.	2,312	26,334
Delta Apparel, Inc.*	4,195	68,924
G-III Apparel Group Ltd.*	9,124	259,304
Jones Group, Inc. (The)	22,833	286,782
Maidenform Brands, Inc.*	10,148	228,432
Oxford Industries, Inc.	2,303	117,038
Perry Ellis International, Inc.*	8,875	165,696
True Religion Apparel, Inc.*	5,416	148,398
Unifi, Inc.*	7,998	77,261

Total Textiles, Apparel & Luxury Goods		1,378,169
Thrifts & Mortgage Finance – 1.6%
Astoria Financial Corp.	39,397	388,454
Beneficial Mutual Bancorp, Inc.*	2,315	20,233
Berkshire Hills Bancorp, Inc.	2,037	46,688
Bofi Holding, Inc.*	5,323	90,917
Brookline Bancorp, Inc.	17,517	164,134
Dime Community Bancshares, Inc.	15,161	221,502
ESB Financial Corp.	4,019	57,954
ESSA Bancorp, Inc.	1,912	18,738
Federal Agricultural Mortgage Corp. Class C	2,940	66,738
First Defiance Financial Corp.	3,147	53,058
First PacTrust Bancorp, Inc.(a)	1,408	16,783
Flushing Financial Corp.	11,001	148,074
Fox Chase Bancorp, Inc.	1,351	17,563

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2012

Investments	Shares	Value

Kearny Financial Corp.	3,512	$34,242
Northfield Bancorp, Inc.(a)	4,724	67,175
OceanFirst Financial Corp.	6,140	87,434
Oritani Financial Corp.	8,662	127,158
Provident Financial Services, Inc.	16,358	237,682
Provident New York Bancorp	7,760	65,650
Rockville Financial, Inc.	2,083	24,267
Territorial Bancorp, Inc.	2,441	50,797
TrustCo Bank Corp.	22,638	129,263
United Financial Bancorp, Inc.	2,667	42,192
ViewPoint Financial Group	6,896	106,061
Walker & Dunlop, Inc.*	786	9,904
Westfield Financial, Inc.	2,807	22,203
WSFS Financial Corp.	1,704	69,864

Total Thrifts & Mortgage Finance		2,384,728
Tobacco – 0.3%
Universal Corp.	8,107	377,786
Trading Companies & Distributors – 1.5%
Aceto Corp.	4,931	46,795
Beacon Roofing Supply, Inc.*	9,794	252,293
CAI International, Inc.*	12,565	228,432
DXP Enterprises, Inc.*	3,668	159,521
Houston Wire & Cable Co.	5,721	79,465
Interline Brands, Inc.*	7,918	171,108
Kaman Corp.	8,746	296,927
Rush Enterprises, Inc. Class A*	9,090	192,890
TAL International Group, Inc.	16,112	591,471
Titan Machinery, Inc.*	5,696	160,627

Total Trading Companies & Distributors		2,179,529
Water Utilities – 0.4%
American States Water Co.	4,980	179,977
Artesian Resources Corp. Class A	1,259	23,657
California Water Service Group	10,981	199,964
Connecticut Water Service, Inc.	1,628	46,056
Middlesex Water Co.	3,173	59,938
SJW Corp.	2,772	66,861
York Water Co.	2,077	35,932

Total Water Utilities		612,385
Wireless Telecommunication Services – 0.5%
NTELOS Holdings Corp.	8,491	175,764
Shenandoah Telecommunications Co.	4,641	51,747
USA Mobility, Inc.	30,880	430,158

Total Wireless Telecommunication Services		657,669
TOTAL COMMON STOCKS (Cost: $128,738,384)		146,750,185
EXCHANGE-TRADED FUND – 0.2%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $236,674)	4,401	269,473
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $30,425)	30,425	30,425

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.8%
MONEY MARKET FUND – 8.8%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $12,980,279)(d)	12,980,279	$12,980,279
TOTAL INVESTMENTS IN SECURITIES – 108.8% (Cost: $141,985,762)		160,030,362
Liabilities in Excess of Other Assets – (8.8)%		(12,903,475)

NET ASSETS – 100.0%		$147,126,887
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $12,629,839 and the total market value of the collateral held by the Fund was $12,980,279.

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree LargeCap Value Fund (EZY)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 100.6%
COMMON STOCKS – 99.4%
Aerospace & Defense – 0.5%
Cubic Corp.	174	$8,227
Esterline Technologies Corp.*	307	21,938
Moog, Inc. Class A*	395	16,942
Teledyne Technologies, Inc.*	364	22,950
Textron, Inc.	1,363	37,932
Triumph Group, Inc.	492	30,829

Total Aerospace & Defense		138,818
Air Freight & Logistics – 0.1%
Atlas Air Worldwide Holdings, Inc.*	300	14,763
Airlines – 0.2%
Alaska Air Group, Inc.*	1,172	41,981
JetBlue Airways Corp.*	2,527	12,357

Total Airlines		54,338
Auto Components – 1.1%
BorgWarner, Inc.*	741	62,496
Cooper Tire & Rubber Co.	698	10,624
Johnson Controls, Inc.	5,188	168,506
TRW Automotive Holdings Corp.*	2,249	104,466

Total Auto Components		346,092
Automobiles – 0.3%
Harley-Davidson, Inc.	1,685	82,700
Beverages – 0.4%
Beam, Inc.	1,058	61,967
Constellation Brands, Inc. Class A*	2,383	56,215

Total Beverages		118,182
Building Products – 0.5%
Fortune Brands Home & Security, Inc.*	1,058	23,350
Owens Corning*	3,529	127,150

Total Building Products		150,500
Capital Markets – 0.6%
Ameriprise Financial, Inc.	2,525	144,253
Raymond James Financial, Inc.	917	33,498
Stifel Financial Corp.*	584	22,099

Total Capital Markets		199,850
Chemicals – 4.2%
Ashland, Inc.	802	48,970
Cabot Corp.	679	28,980
CF Industries Holdings, Inc.	601	109,773
Cytec Industries, Inc.	366	22,249
Dow Chemical Co. (The)	8,498	294,371
E.I. du Pont de Nemours & Co.	7,793	412,250
Eastman Chemical Co.	1,572	81,257
NewMarket Corp.	159	29,797
PolyOne Corp.	1,853	26,683
PPG Industries, Inc.	1,122	107,487
Rockwood Holdings, Inc.*	684	35,671
Sensient Technologies Corp.	363	13,794
Solutia, Inc.	1,009	28,191
Valspar Corp.	801	38,680

Westlake Chemical Corp.	474	$30,710

Total Chemicals		1,308,863
Commercial Services & Supplies – 0.4%
ABM Industries, Inc.	438	10,643
Avery Dennison Corp.	1,123	33,836
Clean Harbors, Inc.*	363	24,441
Deluxe Corp.	650	15,223
Geo Group, Inc. (The)*	530	10,075
Steelcase, Inc. Class A	538	5,165
United Stationers, Inc.	406	12,598

Total Commercial Services & Supplies		111,981
Communications Equipment – 0.3%
EchoStar Corp. Class A*	720	20,261
Loral Space & Communications, Inc.*	860	68,456

Total Communications Equipment		88,717
Computers & Peripherals – 0.7%
NCR Corp.*	1,067	23,164
SanDisk Corp.*	3,737	185,318

Total Computers & Peripherals		208,482
Construction & Engineering – 0.5%
EMCOR Group, Inc.	706	19,570
Fluor Corp.	1,559	93,602
KBR, Inc.	1,234	43,869
MasTec, Inc.*	565	10,221

Total Construction & Engineering		167,262
Consumer Finance – 1.6%
Capital One Financial Corp.	7,743	431,595
Cash America International, Inc.	398	19,076
Credit Acceptance Corp.*	291	29,394
Ezcorp, Inc. Class A*	486	15,773

Total Consumer Finance		495,838
Containers & Packaging – 0.8%
Ball Corp.	1,968	84,388
Bemis Co., Inc.	947	30,579
Graphic Packaging Holding Co.*	1,894	10,455
Greif, Inc. Class A	585	32,713
Rock-Tenn Co. Class A	458	30,942
Sealed Air Corp.	1,603	30,954
Sonoco Products Co.	1,061	35,225

Total Containers & Packaging		255,256
Distributors – 0.2%
Genuine Parts Co.	1,169	73,355
Diversified Consumer Services – 0.1%
Coinstar, Inc.*(a)	229	14,553
Diversified Financial Services – 0.2%
NASDAQ OMX Group, Inc. (The)*	2,259	58,508
Diversified Telecommunication Services – 11.3%
AT&T, Inc.	81,202	2,535,938
Verizon Communications, Inc.	25,220	964,161

Total Diversified Telecommunication Services		3,500,099

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2012

Investments	Shares	Value

Electric Utilities – 1.4%
Cleco Corp.	390	$15,463
Edison International	4,514	191,890
El Paso Electric Co.	381	12,379
Northeast Utilities	1,536	57,016
NV Energy, Inc.	2,096	33,788
Pepco Holdings, Inc.	2,670	50,436
PNM Resources, Inc.	1,262	23,095
Portland General Electric Co.	670	16,737
Unisource Energy Corp.	468	17,115
Westar Energy, Inc.	1,067	29,801

Total Electric Utilities		447,720
Electrical Equipment – 0.4%
Belden, Inc.	323	12,245
EnerSys*	472	16,355
General Cable Corp.*	318	9,247
GrafTech International Ltd.*	1,148	13,707
Hubbell, Inc. Class B	463	36,383
Polypore International, Inc.*(a)	136	4,782
Regal-Beloit Corp.	290	19,009
Thomas & Betts Corp.*	362	26,031

Total Electrical Equipment		137,759
Electronic Equipment, Instruments & Components – 1.3%
Anixter International, Inc.*	309	22,412
Arrow Electronics, Inc.*	1,584	66,480
Avnet, Inc.*	2,264	82,387
FEI Co.*	252	12,376
Ingram Micro, Inc. Class A*	2,005	37,213
IPG Photonics Corp.*	116	6,038
Jabil Circuit, Inc.	2,260	56,771
Molex, Inc.	1,581	44,458
Tech Data Corp.*	566	30,711
TTM Technologies, Inc.*	590	6,779
Vishay Intertechnology, Inc.*	2,664	32,394

Total Electronic Equipment, Instruments & Components		398,019
Energy Equipment & Services – 2.2%
Baker Hughes, Inc.	1,842	77,254
Bristow Group, Inc.	389	18,567
Dresser-Rand Group, Inc.*	364	16,886
Halliburton Co.	5,351	177,600
Helmerich & Payne, Inc.	672	36,254
Lufkin Industries, Inc.	58	4,678
National Oilwell Varco, Inc.	3,034	241,112
Oil States International, Inc.*	324	25,291
Rowan Cos., Inc.*	1,044	34,379
SEACOR Holdings, Inc.*	367	35,151
Superior Energy Services, Inc.*	522	13,760

Total Energy Equipment & Services		680,932
Food & Staples Retailing – 1.5%
Casey’s General Stores, Inc.	447	24,791
Costco Wholesale Corp.	2,398	217,738
Harris Teeter Supermarkets, Inc.*	436	17,484
Kroger Co. (The)	6,201	150,250

United Natural Foods, Inc.*	249	$11,618
Whole Foods Market, Inc.	588	48,922

Total Food & Staples Retailing		470,803
Food Products – 1.6%
Archer-Daniels-Midland Co.	7,391	233,999
Corn Products International, Inc.	720	41,508
Darling International, Inc.*	449	7,822
Hain Celestial Group, Inc. (The)*	169	7,404
Hormel Foods Corp.	2,091	61,726
TreeHouse Foods, Inc.*	233	13,863
Tyson Foods, Inc. Class A	6,671	127,750

Total Food Products		494,072
Gas Utilities – 0.5%
Atmos Energy Corp.	743	23,375
ONEOK, Inc.	698	56,999
Southwest Gas Corp.	390	16,668
UGI Corp.	984	26,814
WGL Holdings, Inc.	431	17,542

Total Gas Utilities		141,398
Health Care Equipment & Supplies – 0.1%
Cooper Cos., Inc. (The)	325	26,556
Hill-Rom Holdings, Inc.	481	16,070

Total Health Care Equipment & Supplies		42,626
Health Care Providers & Services – 9.7%
Aetna, Inc.	6,121	307,029
AMERIGROUP Corp.*	572	38,484
AmerisourceBergen Corp.	2,089	82,892
Cardinal Health, Inc.	2,776	119,673
Centene Corp.*	402	19,686
Cigna Corp.	4,259	209,756
Community Health Systems, Inc.*	1,133	25,198
Coventry Health Care, Inc.	2,977	105,892
DaVita, Inc.*	742	66,906
Health Net, Inc.*	811	32,213
Humana, Inc.	2,373	219,455
LifePoint Hospitals, Inc.*	532	20,982
Magellan Health Services, Inc.*	397	19,378
McKesson Corp.	2,259	198,272
Omnicare, Inc.	1,247	44,356
Tenet Healthcare Corp.*	23,892	126,867
UnitedHealth Group, Inc.	14,510	855,219
Universal American Corp.	1,165	12,559
Universal Health Services, Inc. Class B	810	33,947
WellCare Health Plans, Inc.*	660	47,441
WellPoint, Inc.	5,663	417,929

Total Health Care Providers & Services		3,004,134
Hotels, Restaurants & Leisure – 0.5%
Brinker International, Inc.	716	19,726
Chipotle Mexican Grill, Inc.*	82	34,276
Life Time Fitness, Inc.*	360	18,205
Wyndham Worldwide Corp.	1,578	73,393

Total Hotels, Restaurants & Leisure		145,600

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2012

Investments	Shares	Value

Household Durables – 0.4%
Jarden Corp.*	1,029	$41,397
Newell Rubbermaid, Inc.	4,208	74,944

Total Household Durables		116,341
Independent Power Producers & Energy Traders – 0.1%
NRG Energy, Inc.*	2,784	43,625
Industrial Conglomerates – 0.1%
Seaboard Corp.*	17	33,167
Insurance – 5.6%
American Financial Group, Inc.	1,907	73,572
Assurant, Inc.	2,204	89,262
Chubb Corp. (The)	4,669	322,675
CNA Financial Corp.	5,380	157,795
CNO Financial Group, Inc.*	5,293	41,180
Delphi Financial Group, Inc. Class A	747	33,443
Erie Indemnity Co. Class A	348	27,123
Kemper Corp.	883	26,737
Loews Corp.	4,077	162,550
Protective Life Corp.	1,197	35,455
Reinsurance Group of America, Inc.	1,251	74,397
Symetra Financial Corp.	1,872	21,584
Torchmark Corp.	1,571	78,314
Travelers Cos., Inc. (The)	7,122	421,623
Unum Group	4,510	110,405
W.R. Berkley Corp.	1,892	68,339

Total Insurance		1,744,454
Internet Software & Services – 0.0%
Ancestry.com, Inc.*(a)	136	3,093
IT Services – 0.6%
CACI International, Inc. Class A*	276	17,192
Convergys Corp.*	1,488	19,865
DST Systems, Inc.	720	39,046
Fidelity National Information Services, Inc.	2,561	84,820
VeriFone Systems, Inc.*	269	13,953

Total IT Services		174,876
Leisure Equipment & Products – 0.1%
Polaris Industries, Inc.	458	33,045
Machinery – 5.0%
Actuant Corp. Class A	535	15,510
AGCO Corp.*	605	28,562
Caterpillar, Inc.	3,374	359,399
Chart Industries, Inc.*	54	3,960
Crane Co.	473	22,941
Cummins, Inc.	1,236	148,369
Deere & Co.	3,086	249,657
Dover Corp.	1,472	92,648
Eaton Corp.	2,433	121,236
Gardner Denver, Inc.	322	20,292
Joy Global, Inc.	690	50,715
Kennametal, Inc.	615	27,386
Lincoln Electric Holdings, Inc.	448	20,303
Middleby Corp.	102	10,320
Mueller Industries, Inc.	219	9,954

Parker Hannifin Corp.	1,236	$104,504
Robbins & Myers, Inc.	128	6,662
Snap-On, Inc.	458	27,924
SPX Corp.	445	34,501
Stanley Black & Decker, Inc.	1,331	102,434
Timken Co. (The)	784	39,780
Trinity Industries, Inc.	289	9,523
WABCO Holdings, Inc.*	370	22,378
Wabtec Corp.	252	18,993
Watts Water Technologies, Inc. Class A	332	13,529

Total Machinery		1,561,480
Media – 5.6%
CBS Corp. Class B	4,269	144,762
Comcast Corp. Class A	20,184	605,722
Interpublic Group of Cos., Inc. (The)	2,720	31,035
News Corp. Class A	26,399	519,796
Time Warner Cable, Inc.	2,501	203,831
Viacom, Inc. Class B	5,043	239,341

Total Media		1,744,487
Metals & Mining – 0.2%
Globe Specialty Metals, Inc.	180	2,677
Reliance Steel & Aluminum Co.	482	27,223
Schnitzer Steel Industries, Inc. Class A	174	6,942
SunCoke Energy, Inc.*	396	5,627
Worthington Industries, Inc.	547	10,491

Total Metals & Mining		52,960
Multiline Retail – 1.7%
Big Lots, Inc.*	692	29,770
Dillard’s, Inc. Class A	566	35,669
Dollar General Corp.*	2,672	123,446
Dollar Tree, Inc.*	992	93,734
Family Dollar Stores, Inc.	958	60,622
Macy’s, Inc.	4,987	198,134

Total Multiline Retail		541,375
Multi-Utilities – 1.3%
Alliant Energy Corp.	1,062	46,006
Ameren Corp.	3,430	111,749
Avista Corp.	571	14,606
CenterPoint Energy, Inc.	3,371	66,476
CMS Energy Corp.	2,385	52,470
NiSource, Inc.	2,797	68,107
OGE Energy Corp.	786	42,051

Total Multi-Utilities		401,465
Office Electronics – 0.4%
Xerox Corp.	14,748	119,164
Oil, Gas & Consumable Fuels – 29.2%
Chevron Corp.	24,685	2,647,219
ConocoPhillips	13,465	1,023,475
CVR Energy, Inc.*	164	4,387
El Paso Corp.	6,578	194,380
Exxon Mobil Corp.	48,707	4,224,358
Gulfport Energy Corp.*	168	4,892

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (concluded)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2012

Investments	Shares	Value

Hess Corp.	4,063	$239,514
HollyFrontier Corp.	422	13,567
Marathon Oil Corp.	7,071	224,151
Marathon Petroleum Corp.	3,506	152,020
Murphy Oil Corp.	1,465	82,436
Sunoco, Inc.	747	28,498
Williams Cos., Inc. (The)	5,235	161,290
World Fuel Services Corp.	546	22,386
WPX Energy, Inc.*	1,744	31,410

Total Oil, Gas & Consumable Fuels		9,053,983
Paper & Forest Products – 0.7%
International Paper Co.	4,662	163,636
MeadWestvaco Corp.	1,394	44,037

Total Paper & Forest Products		207,673
Pharmaceuticals – 0.5%
Endo Pharmaceuticals Holdings, Inc.*	895	34,663
Impax Laboratories, Inc.*	1,183	29,078
Viropharma, Inc.*	829	24,928
Watson Pharmaceuticals, Inc.*	816	54,721

Total Pharmaceuticals		143,390
Road & Rail – 0.9%
AMERCO	201	21,208
Avis Budget Group, Inc.*	971	13,740
CSX Corp.	8,374	180,208
Dollar Thrifty Automotive Group, Inc.*	286	23,140
Genesee & Wyoming, Inc. Class A*	205	11,189
Old Dominion Freight Line, Inc.*	268	12,776
Ryder System, Inc.	353	18,638

Total Road & Rail		280,899
Semiconductors & Semiconductor Equipment – 0.8%
Cirrus Logic, Inc.*	629	14,970
Cymer, Inc.*	224	11,200
Diodes, Inc.*	279	6,467
GT Advanced Technologies, Inc.*	2,136	17,665
Micron Technology, Inc.*	15,507	125,607
MKS Instruments, Inc.	563	16,625
RF Micro Devices, Inc.*	3,021	15,045
Skyworks Solutions, Inc.*	810	22,396
TriQuint Semiconductor, Inc.*	2,105	14,514

Total Semiconductors & Semiconductor Equipment		244,489
Software – 0.0%
TIBCO Software, Inc.*	402	12,261
Specialty Retail – 1.9%
Advance Auto Parts, Inc.	726	64,302
ANN, Inc.*	318	9,107
Ascena Retail Group, Inc.*	721	31,955
AutoNation, Inc.*(a)	1,043	35,785
Cabela’s, Inc.*	693	26,438
CarMax, Inc.*	1,519	52,633
Dick’s Sporting Goods, Inc.	647	31,108
DSW, Inc. Class A	335	18,348
Foot Locker, Inc.	1,183	36,732
GameStop Corp. Class A(a)	2,188	47,786

JOS A Bank Clothiers, Inc.*	195	$9,830
O’Reilly Automotive, Inc.*	1,036	94,639
Penske Automotive Group, Inc.	775	19,088
Rent-A-Center, Inc.	761	28,728
Tractor Supply Co.	366	33,145
Ulta Salon Cosmetics & Fragrance, Inc.	215	19,971
Williams-Sonoma, Inc.	629	23,575

Total Specialty Retail		583,170
Textiles, Apparel & Luxury Goods – 0.8%
Deckers Outdoor Corp.*(a)	234	14,754
Fossil, Inc.*	364	48,041
PVH Corp.	714	63,781
Ralph Lauren Corp.	628	109,479
Steven Madden Ltd.*	281	12,013
Under Armour, Inc. Class A*	111	10,434

Total Textiles, Apparel & Luxury Goods		258,502
Trading Companies & Distributors – 0.1%
Applied Industrial Technologies, Inc.	417	17,151
GATX Corp.	233	9,390
WESCO International, Inc.*	281	18,352

Total Trading Companies & Distributors		44,893
Water Utilities – 0.1%
American Water Works Co., Inc.	1,279	43,524
Wireless Telecommunication Services – 0.1%
MetroPCS Communications, Inc.*	2,598	23,434
TOTAL COMMON STOCKS (Cost: $27,188,556)		30,816,970
EXCHANGE-TRADED FUNDS – 0.6%
WisdomTree Earnings 500 Fund(a)(b)	2,650	130,986
WisdomTree MidCap Earnings Fund(b)	912	55,842

TOTAL EXCHANGE-TRADED FUNDS (Cost: $167,439)		186,828
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $574)	574	574
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
MONEY MARKET FUND – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $195,089)(d)	195,089	195,089
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $27,551,658)		31,199,461
Liabilities in Excess of Other Assets – (0.6)%		(184,004)

NET ASSETS – 100.0%		$31,015,457
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $190,055 and the total market value of the collateral held by the Fund was $195,089.

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2012

Investments	Shares	Value

UNITED STATES – 100.8%
COMMON STOCKS – 99.9%
Aerospace & Defense – 0.3%
Cubic Corp.	126	$5,957
HEICO Corp.	109	5,623
TransDigm Group, Inc.*	232	26,857
Triumph Group, Inc.	306	19,174

Total Aerospace & Defense		57,611
Air Freight & Logistics – 0.3%
Atlas Air Worldwide Holdings, Inc.*	206	10,137
C.H. Robinson Worldwide, Inc.	462	30,257
Expeditors International of Washington, Inc.	606	28,185

Total Air Freight & Logistics		68,579
Airlines – 0.1%
Alaska Air Group, Inc.*	774	27,725
Auto Components – 0.6%
BorgWarner, Inc.*	488	41,158
Cooper Tire & Rubber Co.	479	7,290
Gentex Corp.	439	10,756
TRW Automotive Holdings Corp.*	1,502	69,768

Total Auto Components		128,972
Automobiles – 0.0%
Thor Industries, Inc.	268	8,458
Beverages – 3.7%
Coca-Cola Enterprises, Inc.	2,375	67,925
Monster Beverage Corp.*	594	36,881
PepsiCo, Inc.	9,702	643,727

Total Beverages		748,533
Biotechnology – 0.7%
Alexion Pharmaceuticals, Inc.*	167	15,508
Celgene Corp.*	1,463	113,411
United Therapeutics Corp.*	138	6,504

Total Biotechnology		135,423
Building Products – 0.4%
Owens Corning*	2,345	84,490
Capital Markets – 2.7%
Affiliated Managers Group, Inc.*	115	12,858
Ameriprise Financial, Inc.	1,689	96,493
BlackRock, Inc.	974	199,573
Franklin Resources, Inc.	1,129	140,030
Raymond James Financial, Inc.	619	22,612
Stifel Financial Corp.*	397	15,022
T. Rowe Price Group, Inc.	884	57,725
Waddell & Reed Financial, Inc. Class A	347	11,246

Total Capital Markets		555,559
Chemicals – 3.4%
Albemarle Corp.	514	32,855
Cabot Corp.	461	19,675
Celanese Corp. Series A	1,065	49,182
CF Industries Holdings, Inc.	399	72,877
E.I. du Pont de Nemours & Co.	5,162	273,070

Eastman Chemical Co.	1,042	$53,861
Mosaic Co. (The)	1,803	99,688
NewMarket Corp.	102	19,115
PolyOne Corp.	1,181	17,006
Rockwood Holdings, Inc.*	442	23,050
Solutia, Inc.	688	19,223
Westlake Chemical Corp.	321	20,798

Total Chemicals		700,400
Commercial Banks – 0.1%
Signature Bank*	159	10,023
SVB Financial Group*	146	9,394

Total Commercial Banks		19,417
Commercial Services & Supplies – 0.3%
Clean Harbors, Inc.*	228	15,351
Deluxe Corp.	447	10,469
Herman Miller, Inc.	238	5,464
Portfolio Recovery Associates, Inc.*	78	5,594
Steelcase, Inc. Class A	396	3,802
Stericycle, Inc.*	218	18,234

Total Commercial Services & Supplies		58,914
Communications Equipment – 0.7%
Acme Packet, Inc.*	57	1,569
ADTRAN, Inc.	240	7,486
EchoStar Corp. Class A*	490	13,789
F5 Networks, Inc.*	164	22,133
InterDigital, Inc.	297	10,353
Juniper Networks, Inc.*	1,473	33,702
Loral Space & Communications, Inc.*	568	45,213
Polycom, Inc.*	290	5,530
Riverbed Technology, Inc.*	115	3,229

Total Communications Equipment		143,004
Computers & Peripherals – 14.6%
Apple, Inc.*	4,352	2,608,894
EMC Corp.*	6,671	199,330
NCR Corp.*	669	14,524
NetApp, Inc.*	1,127	50,456
SanDisk Corp.*	2,471	122,537

Total Computers & Peripherals		2,995,741
Construction & Engineering – 0.0%
MasTec, Inc.*	395	7,146
Consumer Finance – 0.1%
Credit Acceptance Corp.*	199	20,101
Ezcorp, Inc. Class A*	335	10,872

Total Consumer Finance		30,973
Containers & Packaging – 0.6%
Ball Corp.	1,316	56,430
Bemis Co., Inc.	609	19,665
Greif, Inc. Class A	396	22,144
Rock-Tenn Co. Class A	293	19,795

Total Containers & Packaging		118,034

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2012

Investments	Shares	Value

Diversified Consumer Services – 0.1%
Coinstar, Inc.*(a)	143	$9,088
Sotheby’s	297	11,684

Total Diversified Consumer Services		20,772
Diversified Financial Services – 0.7%
Leucadia National Corp.	4,734	123,558
MSCI, Inc. Class A*	319	11,742

Total Diversified Financial Services		135,300
Diversified Telecommunication Services – 0.7%
CenturyLink, Inc.	2,360	91,214
Frontier Communications Corp.(a)	3,107	12,956
Windstream Corp.	2,787	32,636

Total Diversified Telecommunication Services		136,806
Electric Utilities – 0.1%
Cleco Corp.	271	10,745
Electrical Equipment – 0.7%
AMETEK, Inc.	576	27,942
EnerSys*	273	9,459
General Cable Corp.*	196	5,700
GrafTech International Ltd.*	782	9,337
II-VI, Inc.*	250	5,913
Polypore International, Inc.*(a)	96	3,375
Rockwell Automation, Inc.	486	38,734
Roper Industries, Inc.	338	33,516

Total Electrical Equipment		133,976
Electronic Equipment, Instruments & Components – 1.3%
Amphenol Corp. Class A	832	49,729
Arrow Electronics, Inc.*	1,059	44,446
Avnet, Inc.*	1,514	55,095
IPG Photonics Corp.*	86	4,476
Jabil Circuit, Inc.	1,465	36,801
Molex, Inc.	1,018	28,626
National Instruments Corp.	296	8,442
Trimble Navigation Ltd.*	194	10,557
TTM Technologies, Inc.*	416	4,780
Vishay Intertechnology, Inc.*	1,789	21,754

Total Electronic Equipment, Instruments & Components		264,706
Energy Equipment & Services – 2.0%
Baker Hughes, Inc.	1,234	51,754
CARBO Ceramics, Inc.(a)	55	5,800
Halliburton Co.	3,525	116,995
Helmerich & Payne, Inc.	433	23,360
Lufkin Industries, Inc.	45	3,629
National Oilwell Varco, Inc.	2,004	159,258
Oil States International, Inc.*	216	16,861
SEACOR Holdings, Inc.*	236	22,604
Superior Energy Services, Inc.*	327	8,620

Total Energy Equipment & Services		408,881

Food & Staples Retailing – 0.2%
United Natural Foods, Inc.*	149	$6,952
Whole Foods Market, Inc.	380	31,616

Total Food & Staples Retailing		38,568
Food Products – 0.2%
Corn Products International, Inc.	466	26,865
Darling International, Inc.*	325	5,662
Green Mountain Coffee Roasters, Inc.*(a)	141	6,604

Total Food Products		39,131
Gas Utilities – 0.2%
ONEOK, Inc.	460	37,563
Health Care Equipment & Supplies – 0.4%
Cooper Cos., Inc. (The)	209	17,077
Edwards Lifesciences Corp.*	252	18,328
Intuitive Surgical, Inc.*	93	50,383

Total Health Care Equipment & Supplies		85,788
Health Care Providers & Services – 1.9%
AMERIGROUP Corp.*	378	25,432
Catalyst Health Solutions, Inc.*	135	8,604
Express Scripts Holding Co.*	2,056	111,394
Health Management Associates, Inc. Class A*	1,376	9,247
HMS Holdings Corp.*	152	4,744
Humana, Inc.	1,573	145,470
Tenet Healthcare Corp.*	15,888	84,365

Total Health Care Providers & Services		389,256
Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc.*	126	2,092
athenahealth, Inc.*(a)	31	2,298
Quality Systems, Inc.	116	5,072

Total Health Care Technology		9,462
Hotels, Restaurants & Leisure – 1.8%
Chipotle Mexican Grill, Inc.*	57	23,826
Panera Bread Co. Class A*	78	12,552
Starbucks Corp.	2,665	148,947
Vail Resorts, Inc.	74	3,201
Wynn Resorts Ltd.	146	18,232
Yum! Brands, Inc.	2,159	153,677

Total Hotels, Restaurants & Leisure		360,435
Household Durables – 0.1%
Tempur-Pedic International, Inc.*	240	20,263
Household Products – 0.3%
Clorox Co. (The)	798	54,863
Industrial Conglomerates – 0.1%
Seaboard Corp.*	11	21,461
Internet & Catalog Retail – 0.9%
Amazon.com, Inc.*	555	112,393
Netflix, Inc.*	58	6,672
priceline.com, Inc.*	92	66,010
Shutterfly, Inc.*	27	846

Total Internet & Catalog Retail		185,921

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2012

Investments	Shares	Value

Internet Software & Services – 0.1%
Ancestry.com, Inc.*(a)	104	$2,365
OpenTable, Inc.*(a)	13	526
Rackspace Hosting, Inc.*	92	5,317
VeriSign, Inc.	204	7,821

Total Internet Software & Services		16,029
IT Services – 1.5%
Cognizant Technology Solutions Corp. Class A*	805	61,945
DST Systems, Inc.	465	25,217
Fidelity National Information Services, Inc.	1,712	56,701
Gartner, Inc.*	226	9,637
Jack Henry & Associates, Inc.	345	11,771
Syntel, Inc.	192	10,752
Teradata Corp.*	529	36,051
VeriFone Systems, Inc.*	185	9,596
Western Union Co. (The)	4,071	71,650
Wright Express Corp.*	147	9,515

Total IT Services		302,835
Leisure Equipment & Products – 0.1%
Polaris Industries, Inc.	299	21,573
Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	1,714	76,291
Bruker Corp.*	479	7,333
Illumina, Inc.*(a)	162	8,523
Mettler-Toledo International, Inc.*(a)	119	21,985

Total Life Sciences Tools & Services		114,132
Machinery – 4.8%
Caterpillar, Inc.	2,240	238,606
Chart Industries, Inc.*	46	3,373
Cummins, Inc.	821	98,553
Deere & Co.	2,039	164,955
Donaldson Co., Inc.	622	22,224
Dover Corp.	982	61,807
Gardner Denver, Inc.	206	12,982
Graco, Inc.	206	10,930
Joy Global, Inc.	450	33,075
Kennametal, Inc.	392	17,456
Lincoln Electric Holdings, Inc.	309	14,004
Middleby Corp.*	74	7,487
Mueller Industries, Inc.	155	7,045
Nordson Corp.	295	16,080
Oshkosh Corp.*	2,049	47,475
PACCAR, Inc.	802	37,558
Parker Hannifin Corp.	825	69,754
Robbins & Myers, Inc.	94	4,893
Stanley Black & Decker, Inc.	889	68,417
Timken Co. (The)	523	26,537
WABCO Holdings, Inc.*	253	15,301
Wabtec Corp.	158	11,908

Total Machinery		990,420
Marine – 0.0%
Alexander & Baldwin, Inc.	85	4,118

Media – 0.7%
CBS Corp. Class B	2,838	$96,237
Scripps Networks Interactive, Inc. Class A	793	38,611

Total Media		134,848
Metals & Mining – 2.5%
Allegheny Technologies, Inc.	94	3,870
Allied Nevada Gold Corp.*	78	2,537
Cliffs Natural Resources, Inc.	928	64,273
Compass Minerals International, Inc.	149	10,689
Freeport-McMoRan Copper & Gold, Inc.	7,322	278,529
Globe Specialty Metals, Inc.	139	2,067
Hecla Mining Co.(a)	335	1,548
Royal Gold, Inc.	86	5,609
Schnitzer Steel Industries, Inc. Class A	124	4,947
Southern Copper Corp.	3,732	118,342
SunCoke Energy, Inc.*	254	3,609
Walter Energy, Inc.	260	15,395

Total Metals & Mining		511,415
Multiline Retail – 0.4%
Dillard’s, Inc. Class A	364	22,939
Dollar Tree, Inc.*	663	62,647

Total Multiline Retail		85,586
Multi-Utilities – 0.1%
OGE Energy Corp.	521	27,874
Office Electronics – 0.0%
Zebra Technologies Corp. Class A*	240	9,883
Oil, Gas & Consumable Fuels – 28.0%
Alpha Natural Resources, Inc.*	193	2,936
Arch Coal, Inc.	322	3,449
Berry Petroleum Co. Class A	46	2,168
Chevron Corp.	16,314	1,749,513
Concho Resources, Inc.*	166	16,945
ConocoPhillips	8,898	676,337
Continental Resources, Inc.*	218	18,709
CVR Energy, Inc.	128	3,424
El Paso Corp.	4,362	128,897
EOG Resources, Inc.	125	13,888
Exxon Mobil Corp.	32,199	2,792,618
Gulfport Energy Corp.*	126	3,669
HollyFrontier Corp.	290	9,324
Marathon Oil Corp.	4,670	148,039
Marathon Petroleum Corp.	2,354	102,069
Northern Oil and Gas, Inc.*	23	477
Peabody Energy Corp.	1,075	31,132
Sunoco, Inc.	480	18,312
World Fuel Services Corp.	344	14,104

Total Oil, Gas & Consumable Fuels		5,736,010
Personal Products – 0.4%
Estee Lauder Cos., Inc. (The) Class A	1,306	80,894

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2012

Investments	Shares	Value

Pharmaceuticals – 7.0%
Endo Pharmaceuticals Holdings, Inc.*	608	$23,548
Impax Laboratories, Inc.*	800	19,664
Merck & Co., Inc.	33,764	1,296,538
Perrigo Co.	309	31,923
Viropharma, Inc.*	576	17,320
Watson Pharmaceuticals, Inc.*	547	36,682

Total Pharmaceuticals		1,425,675
Professional Services – 0.1%
Corporate Executive Board Co. (The)	115	4,946
IHS, Inc. Class A*	163	15,265

Total Professional Services		20,211
Real Estate Investment Trusts (REITs) – 0.0%
Entertainment Properties Trust	198	9,183
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	730	14,571
Road & Rail – 2.4%
AMERCO	147	15,510
Avis Budget Group, Inc.*	668	9,452
CSX Corp.	5,517	118,726
Dollar Thrifty Automotive Group, Inc.*	209	16,910
Genesee & Wyoming, Inc. Class A*	143	7,805
Kansas City Southern*	406	29,106
Old Dominion Freight Line, Inc.*	191	9,105
Union Pacific Corp.	2,584	277,729

Total Road & Rail		484,343
Semiconductors & Semiconductor Equipment – 4.9%
Altera Corp.	1,608	64,031
Amkor Technology, Inc.*(a)	3,500	21,508
Analog Devices, Inc.	1,872	75,629
Applied Materials, Inc.	8,777	109,186
Broadcom Corp. Class A*	2,627	103,241
Cirrus Logic, Inc.*	441	10,496
Cymer, Inc.*	157	7,850
Diodes, Inc.*	197	4,566
First Solar, Inc.*(a)	407	10,195
GT Advanced Technologies, Inc.*	1,363	11,272
Hittite Microwave Corp.*	107	5,811
Maxim Integrated Products, Inc.	1,654	47,288
Microchip Technology, Inc.(a)	888	33,034
Micron Technology, Inc.*	10,389	84,151
Microsemi Corp.*	291	6,239
MKS Instruments, Inc.	388	11,458
ON Semiconductor Corp.*	2,977	26,823
RF Micro Devices, Inc.*	1,922	9,572
Semtech Corp.*	280	7,969
Skyworks Solutions, Inc.*	553	15,290
SunPower Corp.*(a)	455	2,903
Texas Instruments, Inc.	7,996	268,745
TriQuint Semiconductor, Inc.*	1,435	9,894
Xilinx, Inc.	1,801	65,610

Total Semiconductors & Semiconductor Equipment		1,012,761

Software – 3.9%
Ariba, Inc.*	58	$1,897
Autodesk, Inc.*	454	19,213
Citrix Systems, Inc.*	325	25,646
CommVault Systems, Inc.*	49	2,432
Fortinet, Inc.*	176	4,866
Informatica Corp.*	149	7,882
MICROS Systems, Inc.*	222	12,274
MicroStrategy, Inc. Class A*	28	3,920
Oracle Corp.	22,123	645,108
Red Hat, Inc.*	214	12,816
Salesforce.com, Inc.*	42	6,489
SolarWinds, Inc.*	169	6,532
Synchronoss Technologies, Inc.*	32	1,021
TIBCO Software, Inc.*	283	8,632
VMware, Inc. Class A*	364	40,903

Total Software		799,631
Specialty Retail – 0.7%
Advance Auto Parts, Inc.	480	42,513
AutoNation, Inc.*(a)	689	23,640
Dick’s Sporting Goods, Inc.	411	19,761
DSW, Inc. Class A	215	11,776
Tractor Supply Co.	233	21,100
Ulta Salon Cosmetics & Fragrance, Inc.*	134	12,447
Williams-Sonoma, Inc.	429	16,079

Total Specialty Retail		147,316
Textiles, Apparel & Luxury Goods – 1.0%
Deckers Outdoor Corp.*(a)	147	9,268
Fossil, Inc.*	237	31,279
Hanesbrands, Inc.*	724	21,387
Iconix Brand Group, Inc.*	345	5,996
PVH Corp.	465	41,538
Ralph Lauren Corp.	417	72,697
Steven Madden Ltd.*	199	8,507
Under Armour, Inc. Class A*(a)	85	7,990

Total Textiles, Apparel & Luxury Goods		198,662
Trading Companies & Distributors – 0.2%
MSC Industrial Direct Co. Class A	204	16,989
Watsco, Inc.	101	7,478
WESCO International, Inc.*	175	11,429

Total Trading Companies & Distributors		35,896
Wireless Telecommunication Services – 0.1%
MetroPCS Communications, Inc.*	1,747	15,758
TOTAL COMMON STOCKS (Cost: $18,428,212)		20,442,500

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
MONEY MARKET FUND – 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(b) (Cost: $176,644)(c)	176,644	$176,644
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $18,604,856)		20,619,144
Liabilities in Excess of Other Assets – (0.8)%		(158,406)

NET ASSETS – 100.0%		$20,460,738
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(c)	At March 31, 2012, the total market value of the Fund’s securities on loan was $172,254 and the total market value of the collateral held by the Fund was $176,644.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2012

Investments	Shares	Value

INDIA – 99.8%
COMMON STOCKS – 99.8%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	65,903	$1,972,562
Auto Components – 0.6%
Amtek Auto Ltd.	648,171	1,691,517
Bharat Forge Ltd.	288,913	1,815,028
Exide Industries Ltd.	688,483	2,016,325

Total Auto Components		5,522,870
Automobiles – 8.8%
Bajaj Auto Ltd.	224,194	7,387,906
Hero Motocorp Ltd.	152,250	6,142,150
Mahindra & Mahindra Ltd.	817,922	11,241,711
Maruti Suzuki India Ltd.	228,857	6,066,766
Tata Motors Ltd.	9,289,415	50,189,645

Total Automobiles		81,028,178
Building Products – 0.2%
Sintex Industries Ltd.	1,137,449	1,925,704
Capital Markets – 0.2%
Future Capital Holdings Ltd.	61,958	146,610
India Infoline Ltd.*	1,091,246	1,433,003
JM Financial Ltd.	519,032	158,934

Total Capital Markets		1,738,547
Chemicals – 1.1%
Asian Paints Ltd.	38,166	2,428,779
Coromandel International Ltd.	280,253	1,560,384
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	46
Gujarat State Fertilisers & Chemicals Ltd.	217,613	1,808,779
Tata Chemicals Ltd.	286,449	1,949,113
United Phosphorus Ltd.	927,482	2,368,543

Total Chemicals		10,115,644
Commercial Banks – 17.1%
Allahabad Bank	782,487	2,857,625
Andhra Bank	1,432,437	3,350,179
Axis Bank Ltd.	639,026	14,377,301
Bank of Baroda	461,885	7,218,171
Bank of India	726,902	5,174,424
Canara Bank	827,559	7,728,974
Central Bank of India	1,156,182	2,288,762
Corp. Bank	275,837	2,300,040
Dena Bank Ltd.	953,778	1,685,891
Federal Bank Ltd.	352,958	2,954,884
HDFC Bank Ltd.	1,806,198	18,430,700
ICICI Bank Ltd.	1,519,610	26,553,280
IDBI Bank Ltd.	1,556,762	3,199,391
Indian Bank	800,289	3,832,967
Indian Overseas Bank	1,103,278	2,042,185
IndusInd Bank Ltd.	598,716	3,780,096
Jammu & Kashmir Bank Ltd.	158,381	2,857,045
Karnataka Bank Ltd.	747,485	1,403,414
Oriental Bank of Commerce	487,575	2,418,016
Punjab & Sind Bank	123,180	181,343
Punjab National Bank	213,780	3,881,568

South Indian Bank Ltd.	4,218,813	$2,045,435
State Bank of India	491,850	20,239,273
Syndicate Bank	1,230,915	2,683,151
UCO Bank	1,438,649	2,235,137
Union Bank of India Ltd.	1,043,243	4,828,672
United Bank of India Ltd.	131,606	186,643
Vijaya Bank Ltd.	1,184,465	1,358,955
Yes Bank Ltd.	622,466	4,506,143

Total Commercial Banks		156,599,665
Construction & Engineering – 1.6%
Era Infra Engineering Ltd.	493,985	1,334,715
IRB Infrastructure Developers Ltd.	420,492	1,542,230
Lanco Infratech Ltd.*	4,142,192	1,479,790
Larsen & Toubro Ltd.	288,044	7,401,111
NCC Ltd.	1,559,021	1,724,425
Voltas Ltd.	629,565	1,387,156

Total Construction & Engineering		14,869,427
Construction Materials – 1.6%
ACC Ltd.	112,953	3,014,112
Ambuja Cements Ltd.	1,355,761	4,582,629
Grasim Industries Ltd.	59,892	3,088,415
Ultratech Cement Ltd.	133,354	3,964,497

Total Construction Materials		14,649,653
Consumer Finance – 0.9%
Mahindra & Mahindra Financial Services Ltd.	164,154	2,160,150
Manappuram Finance Ltd.	1,639,375	979,860
Shriram Transport Finance Co., Ltd.	439,301	5,180,293
SKS Microfinance Ltd.*	111,843	259,932

Total Consumer Finance		8,580,235
Containers & Packaging – 0.2%
Uflex Ltd.	903,146	2,037,818
Diversified Consumer Services – 0.1%
Educomp Solutions Ltd.	235,486	892,346
Diversified Financial Services – 3.2%
Bajaj Holdings and Investment Ltd.	352,257	5,636,319
Indiabulls Financial Services Ltd.	1,303,159	5,297,561
Kotak Mahindra Bank Ltd.	570,226	6,104,088
Reliance Capital Ltd.	228,636	1,761,051
Rural Electrification Corp., Ltd.	2,329,114	9,390,519
SREI Infrastructure Finance Ltd.	1,516,530	773,968

Total Diversified Financial Services		28,963,506
Diversified Telecommunication Services – 0.1%
Tulip Telecom Ltd.	445,106	804,677
Electric Utilities – 2.6%
CESC Ltd.	286,895	1,530,069
Indiabulls Infrastructure and Power Ltd.*†	2,455,942	373,398
Power Grid Corp. of India Ltd.	2,785,848	5,914,014
Reliance Infrastructure Ltd.	661,055	7,620,072
Tata Power Co., Ltd.	3,267,433	6,474,578
Torrent Power Ltd.	506,903	2,007,413

Total Electric Utilities		23,919,544

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2012

Investments	Shares	Value

Electrical Equipment – 1.2%
Bharat Heavy Electricals Ltd.	1,783,613	$9,002,966
Crompton Greaves Ltd.	713,104	1,933,058

Total Electrical Equipment		10,936,024
Food Products – 0.6%
Balrampur Chini Mills Ltd.	1,359,518	1,527,773
Nestle India Ltd.	21,747	1,976,675
Shree Renuka Sugars Ltd.	2,823,618	1,748,653

Total Food Products		5,253,101
Gas Utilities – 0.9%
GAIL India Ltd.	954,287	7,047,806
Gujarat State Petronet Ltd.	613,391	921,080

Total Gas Utilities		7,968,886
Health Care Equipment & Supplies – 0.2%
Opto Circuits India Ltd.	471,686	1,865,632
Household Products – 1.2%
Hindustan Unilever Ltd.	1,355,032	10,906,485
Independent Power Producers & Energy Traders – 1.9%
Adani Power Ltd.*	626,850	842,855
GVK Power & Infrastructure Ltd.*	1,293,252	441,704
JSW Energy Ltd.	1,885,031	2,268,179
NHPC Ltd.	5,631,539	2,177,668
NTPC Ltd.	3,600,400	11,501,916

Total Independent Power Producers & Energy Traders		17,232,322
Industrial Conglomerates – 1.3%
Aditya Birla Nuvo Ltd.	106,915	1,982,371
Jaiprakash Associates Ltd.	5,060,874	8,116,074
Siemens Ltd.	105,195	1,568,272

Total Industrial Conglomerates		11,666,717
Insurance – 0.3%
Bajaj Finserv Ltd.	227,640	2,732,395
IT Services – 12.0%
Core Education & Technologies Ltd.	205,519	1,136,617
HCL Technologies Ltd.	461,806	4,380,562
Infosys Ltd.	1,172,328	65,958,264
Mphasis Ltd.	446,281	3,548,698
Rolta India Ltd.	434,571	800,986
Tata Consultancy Services Ltd.	894,197	20,515,015
Tech Mahindra Ltd.	106,811	1,511,120
Wipro Ltd.	1,397,407	12,071,819

Total IT Services		109,923,081
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	103,106	1,550,385
Machinery – 0.4%
Ashok Leyland Ltd.	3,296,319	1,963,751
Cummins India Ltd.	181,963	1,769,447

Total Machinery		3,733,198
Marine – 0.1%
Shipping Corp. of India Ltd.	1,055,704	1,285,827

Media – 0.6%
Sun TV Network Ltd.	332,300	$1,983,885
Zee Entertainment Enterprises Ltd.	1,365,281	3,396,789

Total Media		5,380,674
Metals & Mining – 9.3%
Bhushan Steel Ltd.	357,571	2,924,018
Hexa Tradex Ltd.*†	182,626	125,467
Hindalco Industries Ltd.	2,911,336	7,394,776
Hindustan Zinc Ltd.	929,187	2,413,935
Jindal Saw Ltd.	940,956	3,222,098
Jindal Steel & Power Ltd.	1,171,613	12,537,144
JSW Steel Ltd.	533,972	7,561,765
MOIL Ltd.	250,116	1,228,610
National Aluminium Co., Ltd.	1,133,805	1,211,810
NMDC Ltd.	839,613	2,653,405
Sesa Goa Ltd.	2,286,114	8,736,999
Steel Authority of India Ltd.	2,669,955	4,939,508
Sterlite Industries India Ltd.	4,008,296	8,737,290
Tata Steel Ltd.	1,934,732	17,915,591
Welspun Corp., Ltd.	1,191,534	3,148,110

Total Metals & Mining		84,750,526
Oil, Gas & Consumable Fuels – 17.7%
Bharat Petroleum Corp., Ltd.	247,185	3,397,611
Cairn India Ltd.*	2,179,689	14,285,959
Coal India Ltd.	1,158,471	7,820,162
Essar Oil Ltd.*	1,013,898	1,067,732
Great Eastern Shipping Co., Ltd. (The)	319,639	1,533,728
Hindustan Petroleum Corp., Ltd.	481,104	2,867,076
Indian Oil Corp., Ltd.	2,113,494	10,898,319
Mangalore Refinery & Petrochemicals Ltd.	1,165,280	1,559,959
Oil & Natural Gas Corp., Ltd.	8,409,167	44,294,827
Oil India Ltd.	482,575	4,828,118
Petronet LNG Ltd.	418,896	1,381,794
Reliance Industries Ltd.	4,655,506	68,592,065

Total Oil, Gas & Consumable Fuels		162,527,350
Personal Products – 0.4%
Dabur India Ltd.	676,404	1,415,343
Godrej Consumer Products Ltd.	203,119	1,914,371

Total Personal Products		3,329,714
Pharmaceuticals – 3.4%
Aurobindo Pharma Ltd.	1,032,585	2,411,966
Cadila Healthcare Ltd.	102,818	1,530,817
Cipla Ltd.	642,607	3,848,452
Dr. Reddy’s Laboratories Ltd.	148,592	5,147,271
GlaxoSmithKline Pharmaceuticals Ltd.	33,820	1,537,849
Glenmark Pharmaceuticals Ltd.	295,240	1,793,056
Lupin Ltd.	274,012	2,847,961
Ranbaxy Laboratories Ltd.	397,256	3,660,260
Sun Pharmaceutical Industries Ltd.	767,060	8,581,527

Total Pharmaceuticals		31,359,159

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2012

Investments	Shares	Value
Real Estate Management & Development – 1.3%
DLF Ltd.	984,322	$3,898,066
Housing Development & Infrastructure Ltd.*	3,114,966	5,236,958
Unitech Ltd.*	5,706,101	3,220,147

Total Real Estate Management & Development		12,355,171
Road & Rail – 0.3%
Container Corp. of India	129,507	2,427,319
Software – 0.4%
Oracle Financial Services Software Ltd.*	62,401	3,209,527
Textiles, Apparel & Luxury Goods – 0.4%
Alok Industries Ltd.	5,321,956	2,052,732
S Kumars Nationwide Ltd.	1,833,493	1,187,659

Total Textiles, Apparel & Luxury Goods		3,240,391
Thrifts & Mortgage Finance – 3.3%
Dewan Housing Finance Corp., Ltd.	358,726	1,684,664
Housing Development Finance Corp.	2,177,864	28,783,116

Total Thrifts & Mortgage Finance		30,467,780
Tobacco – 1.2%
ITC Ltd.	2,554,862	11,378,903
Trading Companies & Distributors – 0.3%
Adani Enterprises Ltd.	467,643	2,798,331
Transportation Infrastructure – 0.3%
Adani Port and Special Economic Zone	505,603	1,285,221
Jaypee Infratech Ltd.	1,588,641	1,576,324

Total Transportation Infrastructure		2,861,545
Wireless Telecommunication Services – 2.1%
Bharti Airtel Ltd.	2,112,200	14,009,468
Idea Cellular Ltd.*	1,025,052	1,987,931
Reliance Communications Ltd.	2,229,053	3,677,533

Total Wireless Telecommunication Services		19,674,932
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $893,277,019)		914,435,751
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		1,588,328

NET ASSETS – 100.0%		$916,024,079
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $498,865, which represents 0.1% of net assets.

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities

WisdomTree Domestic and International Earnings Funds

March 31, 2012

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$38,811,579	$60,885,591	$148,264,195	$141,749,088	$27,384,219	$18,604,856	$893,277,019

Investment in affiliates, at cost (Note 7)	84,524	72,185	309,304	236,674	167,439	—	—

Foreign currency, at cost	—	—	—	—	—	—	2,061,520
Investment in securities, at value (including securities on loan)(Note 2)[1]	43,402,914	69,345,075	168,770,194	159,760,889	31,012,633	20,619,144	914,435,751

Investment in affiliates, at value (Note 7)	91,512	83,955	378,776	269,473	186,828	—	—

Cash	126	—	—	—	—	4,058	186,431

Foreign currency, at value	—	—	—	—	—	—	2,062,462

Receivables:

Dividends and interest	47,173	78,678	186,053	123,992	21,075	20,795	122,316

Investment securities sold	37,477	70,147	49,854	—	—	—	2,091,752
Total Assets	43,579,202	69,577,855	169,384,877	160,154,354	31,220,536	20,643,997	918,898,712
LIABILITIES:

Due to custodian	—	—	38,292	—	—	—	—

Payables:

Collateral for securities on loan (Note 2)	543,847	299,255	10,699,894	12,980,279	195,089	176,644	—

Investment securities purchased	—	75,588	—	—	—	—	1,998,233

Advisory fees (Note 3)	9,577	16,170	50,370	46,646	9,875	6,540	547,639

Service fees (Note 2)	151	255	585	542	115	75	3,544

Other expenses	—	—	—	—	—	—	106,709

Foreign tax withholding	—	—	—	—	—	—	218,508
Total Liabilities	553,575	391,268	10,789,141	13,027,467	205,079	183,259	2,874,633
NET ASSETS	$43,025,627	$69,186,587	$158,595,736	$147,126,887	$31,015,457	$20,460,738	$916,024,079
NET ASSETS:

Paid-in capital	$44,932,805	$80,706,096	$155,089,664	$149,580,912	$38,798,925	$18,752,737	$1,095,906,081

Undistributed net investment income	17,903	27,480	96,368	99,439	8,589	2,180	344,964

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(6,523,404)	(20,018,243)	(17,165,767)	(20,598,064)	(11,439,860)	(308,467)	(201,396,180)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,598,323	8,471,254	20,575,471	18,044,600	3,647,803	2,014,288	21,169,214
NET ASSETS	$43,025,627	$69,186,587	$158,595,736	$147,126,887	$31,015,457	$20,460,738	$916,024,079
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	850,000	1,400,000	2,600,000	2,600,000	700,000	500,000	47,600,000
Net asset value per share	$50.62	$49.42	$61.00	$56.59	$44.31	$40.92	$19.24
[1]	Market values of securities out on loan were as follows: $530,260, $292,337, $10,419,942, $12,629,839, $190,055, $172,254 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Statements of Operations

WisdomTree Domestic and International Earnings Funds

For the Year Ended March 31, 2012

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$988,880	$1,401,847	$1,682,959	$2,158,429	$605,198	$382,454	$17,786,385

Dividends from affiliates (Note 7)	2,245	6,435	14,566	4,950	1,980	—	—

Interest	4	11	36	38	7	—	—

Securities lending income (Note 2)	8,577	6,341	140,941	175,847	1,655	4,059	—
Total investment income	999,706	1,414,634	1,838,502	2,339,264	608,840	386,513	17,786,385
EXPENSES:

Advisory fees (Note 3)	128,191	174,606	466,483	490,548	104,209	75,335	7,255,521

Service fees (Note 2)	2,015	2,744	5,401	5,680	1,207	872	46,947

Custody and accounting	—	—	—	—	—	—	1,177,649

Printing	—	—	—	—	—	—	80,406

Interest expense (Note 8)	—	—	—	—	—	—	73,100

Professional fees	—	—	—	—	—	—	60,981

IOPV fees[2]	—	—	—	—	—	—	24,100

Insurance	—	—	—	—	—	—	17,206

Pricing	—	—	—	—	—	—	16,514

Listing cost	—	—	—	—	—	—	9,375

Compliance	—	—	—	—	—	—	1,915

Other	—	—	—	—	—	—	25,614
Total expenses	130,206	177,350	471,884	496,228	105,416	76,207	8,789,328
Expense reimbursements/waivers (Note 3)	(110)	(286)	(1,624)	(1,657)	(271)	—	(663,000)
Net expenses	130,096	177,064	470,260	494,571	105,145	76,207	8,126,328
Net investment income	869,610	1,237,570	1,368,242	1,844,693	503,695	310,306	9,660,057
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(346,913)	(888,032)	(7,246,581)	(10,625,510)	1,136,914	(408,425)	(93,366,945)

Investment transactions from affiliates (Note 7)	(16,081)	21,434	2,086	(43,076)	11,543	24,301	—

In-kind redemptions	1,935,097	—	4,094,509	8,923,058	410,339	2,541,809	—

In-kind redemptions from affiliates (Note 7)	(293)	—	3,105	(6,750)	569	—	—

Forward foreign currency contracts and foreign currency related transactions	—	—	—	—	—	—	(850,335)
Net realized gain (loss)	1,571,810	(866,598)	(3,146,881)	(1,752,278)	1,559,365	2,157,685	(94,217,280)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(513,006)	6,228,400	8,794,120	3,999,459	113,089	(1,443,327)	(222,870,810)

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—	9,489
Net change in unrealized appreciation (depreciation)	(513,006)	6,228,400	8,794,120	3,999,459	113,089	(1,443,327)	(222,861,321)
Net realized and unrealized gain (loss) on investments	1,058,804	5,361,802	5,647,239	2,247,181	1,672,454	714,358	(317,078,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,928,414	$6,599,372	$7,015,481	$4,091,874	$2,176,149	$1,024,664	$(307,418,544)
[1]	Net of foreign withholding tax of $0, $0, $0, $86, $0, $0 and $550,123, respectively.

[2]	IOPV Fees — Indicative Optimized Portfolio Value — is the real-time estimation of net asset value of Fund.

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$869,610	$883,420	$1,237,570	$1,309,968	$1,368,242	$1,216,230

Net realized gain (loss) on investments	1,571,810	911,680	(866,598)	1,840,334	(3,146,881)	12,470,822

Net change in unrealized appreciation (depreciation) on investments	(513,006)	5,488,680	6,228,400	4,022,685	8,794,120	6,831,357
Net increase in net assets resulting from operations	1,928,414	7,283,780	6,599,372	7,172,987	7,015,481	20,518,409
DIVIDENDS:
Net investment income	(875,900)	(879,348)	(1,245,174)	(1,308,638)	(1,297,193)	(1,186,680)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	12,025,302	8,872,211	—	14,930,099	70,509,278	103,782,212

Cost of shares redeemed	(24,245,372)	(8,872,443)	—	(34,384,325)	(23,377,171)	(71,674,300)
Net increase (decrease) in net assets resulting from capital share transactions	(12,220,070)	(232)	—	(19,454,226)	47,132,107	32,107,912
Net Increase (Decrease) in Net Assets	(11,167,556)	6,404,200	5,354,198	(13,589,877)	52,850,395	51,439,641
NET ASSETS:

Beginning of year	$54,193,183	$47,788,983	$63,832,389	$77,422,266	$105,745,341	$54,305,700

End of year	$43,025,627	$54,193,183	$69,186,587	$63,832,389	$158,595,736	$105,745,341
Undistributed net investment income included in net assets at end of year	$17,903	$24,687	$27,480	$35,865	$96,368	$15,282
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,150,000	1,150,000	1,400,000	1,900,000	1,800,000	1,150,000

Shares created	250,000	200,000	—	350,000	1,250,000	2,050,000

Shares redeemed	(550,000)	(200,000)	—	(850,000)	(450,000)	(1,400,000)
Shares outstanding, end of year	850,000	1,150,000	1,400,000	1,400,000	2,600,000	1,800,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	69

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,844,693	$1,405,428	$503,695	$360,482

Net realized gain (loss) on investments	(1,752,278)	13,449,922	1,559,365	4,454,246

Net change in unrealized appreciation (depreciation) on investments	3,999,459	8,550,393	113,089	(1,467,904)
Net increase in net assets resulting from operations	4,091,874	23,405,743	2,176,149	3,346,824
DIVIDENDS:

Net investment income	(1,778,298)	(1,365,764)	(506,854)	(362,140)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	48,829,976	76,913,803	5,633,589	26,563,158

Cost of shares redeemed	(38,688,336)	(59,588,233)	(2,099,393)	(38,899,989)
Net increase (decrease) in net assets resulting from capital share transactions	10,141,640	17,325,570	3,534,196	(12,336,831)
Net Increase (Decrease) in Net Assets	12,455,216	39,365,549	5,203,491	(9,352,147)
NET ASSETS:

Beginning of year	$134,671,671	$95,306,122	$25,811,966	$35,164,113

End of year	$147,126,887	$134,671,671	$31,015,457	$25,811,966
Undistributed net investment income included in net assets at end of year	$99,439	$39,297	$8,589	$11,519
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,450,000	2,150,000	600,000	950,000

Shares created	950,000	1,500,000	150,000	700,000

Shares redeemed	(800,000)	(1,200,000)	(50,000)	(1,050,000)
Shares outstanding, end of year	2,600,000	2,450,000	700,000	600,000

See Notes to Financial Statements.

70	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree LargeCap Growth Fund		WisdomTree India Earnings Fund (consolidated)
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$310,306	$150,850	$9,660,057	$4,534,984

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	2,157,685	4,058,027	(94,217,280)	(41,312,824)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency related transactions	(1,443,327)	(822,362)	(222,861,321)	90,435,937
Net increase in net assets resulting from operations	1,024,664	3,386,515	(307,418,544)	53,658,097
DIVIDENDS:
Net investment income	(319,110)	(145,072)	(8,702,508)	(6,420,668)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	17,375,104	26,159,681	87,306,632	710,471,987

Cost of shares redeemed	(22,977,099)	(26,528,509)	(342,250,872)	(112,152,803)
Net increase (decrease) in net assets resulting from capital share transactions	(5,601,995)	(368,828)	(254,944,240)	598,319,184
Net Increase (Decrease) in Net Assets	(4,896,441)	2,872,615	(571,065,292)	645,556,613
NET ASSETS:
Beginning of year	$25,357,179	$22,484,564	$1,487,089,371	$841,532,758

End of year	$20,460,738	$25,357,179	$916,024,079	$1,487,089,371
Undistributed net investment income included in net assets at end of year	$2,180	$11,260	$344,964	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	650,000	650,000	59,800,000	36,200,000

Shares created	450,000	750,000	4,400,000	28,400,000

Shares redeemed	(600,000)	(750,000)	(16,600,000)	(4,800,000)
Shares outstanding, end of year	500,000	650,000	47,600,000	59,800,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	71

Financial Highlights

WisdomTree Domestic and International Earnings Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$47.12	$41.56	$27.52	$45.32	$48.99
Investment operations:
Net investment income[1]	0.88	0.77	0.70	0.87	0.85
Net realized and unrealized gain (loss)	3.58	5.55	14.03	(17.87)	(3.56)
Total from investment operations	4.46	6.32	14.73	(17.00)	(2.71)
Dividends to shareholders:
Net investment income	(0.96)	(0.76)	(0.69)	(0.80)	(0.96)
Net asset value, end of year	$50.62	$47.12	$41.56	$27.52	$45.32

TOTAL RETURN[2]	9.74%	15.44%	53.82%	(37.86)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$43,026	$54,193	$47,789	$16,511	$15,861
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.90%	1.82%	1.92%	2.33%	1.76%
Portfolio turnover rate[4]	12%	9%	16%	23%	11%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$45.59	$40.75	$27.77	$45.77	$48.85
Investment operations:
Net investment income[1]	0.88	0.77	0.68	0.91	0.94
Net realized and unrealized gain (loss)	3.84	4.84	12.98	(18.07)	(3.18)
Total from investment operations	4.72	5.61	13.66	(17.16)	(2.24)
Dividends to shareholders:
Net investment income	(0.89)	(0.77)	(0.68)	(0.84)	(0.84)
Net asset value, end of year	$49.42	$45.59	$40.75	$27.77	$45.77

TOTAL RETURN[2]	10.60%	13.99%	49.49%	(37.83)%	(4.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$69,187	$63,832	$77,422	$59,714	$54,927
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.98%	1.87%	1.95%	2.49%	1.93%
Portfolio turnover rate[4]	16%	12%	21%	21%	8%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

72	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$58.75	$47.22	$26.19	$42.08	$48.77
Investment operations:
Net investment income[1]	0.62	0.73	0.61	0.54	0.81
Net realized and unrealized gain (loss)	2.20	11.50	20.92	(15.88)	(6.90)
Total from investment operations	2.82	12.23	21.53	(15.34)	(6.09)
Dividends to shareholders:
Net investment income	(0.57)	(0.70)	(0.50)	(0.55)	(0.60)
Net asset value, end of year	$61.00	$58.75	$47.22	$26.19	$42.08

TOTAL RETURN[2]	4.92%	26.15%	82.49%	(36.73)%	(12.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$158,596	$105,745	$54,306	$14,406	$25,247
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.11%	1.45%	1.54%	1.49%	1.70%
Portfolio turnover rate[4]	38%	18%	19%	39%	45%

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$54.97	$44.33	$23.25	$38.96	$48.03
Investment operations:
Net investment income[1]	0.74	0.65	0.37	0.47	0.58
Net realized and unrealized gain (loss)	1.59	10.60	20.96	(15.64)	(9.17)
Total from investment operations	2.33	11.25	21.33	(15.17)	(8.59)
Dividends to shareholders:
Net investment income	(0.71)	(0.61)	(0.25)	(0.54)	(0.48)
Net asset value, end of year	$56.59	$54.97	$44.33	$23.25	$38.96

TOTAL RETURN[2]	4.39%	25.57%	91.88%	(39.31)%	(17.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$147,127	$134,672	$95,306	$13,948	$15,585
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.43%	1.37%	0.97%	1.49%	1.28%
Portfolio turnover rate[4]	41%	19%	16%	51%	37%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	73

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$43.02	$37.01	$24.24	$43.53	$49.06
Investment operations:
Net investment income[1]	0.75	0.49	0.65	0.86	1.03
Net realized and unrealized gain (loss)	1.26	6.04	12.75	(19.33)	(5.49)
Total from investment operations	2.01	6.53	13.40	(18.47)	(4.46)
Dividends to shareholders:
Net investment income	(0.72)	(0.52)	(0.63)	(0.82)	(1.07)
Net asset value, end of year	$44.31	$43.02	$37.01	$24.24	$43.53

TOTAL RETURN[2]	4.83%	17.86%	55.57%	(42.87)%	(9.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,015	$25,812	$35,164	$20,607	$23,940
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.84%	1.33%	2.01%	2.60%	2.10%
Portfolio turnover rate[4]	62%	6%	71%	54%	20%

WisdomTree LargeCap Growth Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$39.01	$34.59	$26.10	$25.28
Investment operations:
Net investment income[1]	0.58	0.26	0.49	0.09
Net realized and unrealized gain	1.97	4.41	9.22	0.81
Total from investment operations	2.55	4.67	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.64)	(0.25)	(0.46)	(0.08)
Capital gains	—	—	(0.76)	—
Total dividends and distributions to shareholders	(0.64)	(0.25)	(1.22)	(0.08)
Net asset value, end of period	$40.92	$39.01	$34.59	$26.10

TOTAL RETURN[2]	6.74%	13.57%	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,461	$25,357	$22,485	$9,136
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[5]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%[5]
Net investment income	1.57%	0.73%	1.53%	1.26%[5]
Portfolio turnover rate[4]	104%	10%	44%	1%
*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Annualized.

See Notes to Financial Statements.

74	WisdomTree Domestic and International Earnings Funds

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$24.87	$23.25	$10.99	$22.57	$24.94
Investment operations:
Net investment income[1]	0.19	0.09	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	(5.65)	1.67	12.27	(11.60)	(2.36)
Total from investment operations	(5.46)	1.76	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.17)	(0.14)	(0.05)	(0.10)	—
Net asset value, end of period	$19.24	$24.87	$23.25	$10.99	$22.57

TOTAL RETURN[2]	(21.96)%	7.59%	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$916,024	$1,487,089	$841,533	$169,195	$162,540
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements	0.76%[5]	0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.82%	0.88%	0.88%	0.92%	2.10%[3]
Net investment income (loss)	0.91%	0.36%	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[4]	32%	8%	33%	42%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2012, the Trust offered 48 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”)	December 4, 2008
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation, Inc. (“MCM”). For the India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the India Earnings Fund. In March of 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act 1961, which would include certain General Anti-Avoidance Rules (“GAAR”). The implementation of these rules has been postponed until 2013 and it is currently unclear whether the proposed GAAR rules will be enacted and whether such rules will have any impact on the Fund’s ability to benefit from the tax treaty. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under the proposed GAAR. Any change in the provision of this treaty or in its applicability to the India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers between Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 also requires

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (continued)

information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for fiscal periods beginning after December 15, 2009 other than the disclosures surrounding the presentation of purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements which have been implemented for fiscal periods beginning after December 15, 2010.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 or Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy.

No significant transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s assets carried at fair value:

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$42,857,291	$—	$—
Money Market Funds	—	545,623	—
Exchange-Traded Funds	91,512	—	—
Total	$42,948,803	$545,623	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$69,044,954	$—	$—
Money Market Funds	—	300,121	—
Exchange-Traded Funds	83,955	—	—
Total	$69,128,909	$300,121	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$158,070,300	$—	$—
Money Market Funds	—	10,699,894	—
Exchange-Traded Funds	378,776	—	—
Total	$158,449,076	$10,699,894	$—

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$146,750,185	$—	$—
Money Market Funds	—	13,010,704	—
Exchange-Traded Funds	269,473	—	—
Total	$147,019,658	$13,010,704	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$30,816,970	$—	$—
Money Market Funds	—	195,663	—
Exchange-Traded Funds	186,828	—	—
Total	$31,003,798	$195,663	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$20,442,500	$—	$—
Money Market Funds	—	176,644	—
Total	$20,442,500	$176,644	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Electric Utilities	$23,546,146	$—	$373,398
Metals & Mining	84,625,059	—	125,467
Other*	805,765,681	—	—
Total	$913,936,886	$—	$498,865
*	Please refer to Schedule of Investment for the breakdown of the valuation by industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers into or out of Level 3 are done using the beginning of period method. For the period ended March 31, 2012, there were no transfers into or out of Level 3.

	Common Stocks
India Earnings Fund (consolidated)	Electric Utilities	Metals & Mining
Balance as of April 1, 2011	$—	$—
Realized gain (loss)[1]	—	—
Change in unrealized appreciation (depreciation)[2]	(157,647)	(38,429)
Purchases	531,045	163,896
Sales	—	—
Transfers into Level 3[3]	—	—
Transfers out of Level 3[4]	—	—
Balance as of March 31, 2012	$373,398	$125,467
Net change in unrealized appreciation/(depreciation) from investments still held as of March 31, 2012 is:[2]	$(157,647)	$(38,429)
[1]	This amount is included in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]

This amount is included in the net change in unrealized appreciation (depreciation) from investment transactions in the Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

WisdomTree Domestic and International Earnings Funds	79

Notes to Financial Statements (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The India Earnings Fund has invested in derivatives, specifically forward currency contracts, during the fiscal year ended March 31, 2012, which are detailed in the table herein. The Fund’s derivative agreements contain credit-risk-related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with the credit-risk-related contingent features would be the total of derivatives in net liability positions for the Fund.

At March 31, 2012, there were no open derivative positions in the Funds.

The effect of such derivative instruments on each Fund’s financial performance as reflected in the Statement of Operations are presented in the summary below:

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain on Derivatives Recognized in Income[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
India Earnings Fund (consolidated) Foreign exchange contracts	$1,107,368	$—

[1] Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

During the fiscal year ended March 31, 2012, the volume of derivative activity for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
India Earnings Fund (consolidated)
Forward exchange contracts	$—	$645,085

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses

80	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of CCO services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees’ fees, which are included in Service Fees on the Statements of Operations, of $73,730 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended March 31, 2012. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88% through July 31, 2013.

Currency Transactions — The India Earnings Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

There were no Forward Contracts open at March 31, 2012.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its

WisdomTree Domestic and International Earnings Funds	81

Notes to Financial Statements (continued)

reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, and as also described in Note 2, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the India Earnings Fund does not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM provides CCO services to the Trust. WTAM has agreed to limit net annual operating expenses for the India Earnings Fund to 0.88% through July 31, 2013. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund (consolidated)	0.68%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the fiscal year ended March 31, 2012, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. In addition, during the year ended March 31, 2012, the India Earnings Fund was reimbursed for certain expenses that occurred during the previous fiscal year. The table below indicates the waiver and expense reimbursement amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived/ Expense Reimbursement

Total Earnings Fund	$110
Earnings 500 Fund	286
MidCap Earnings Fund	1,624
SmallCap Earnings Fund	1,657
LargeCap Value Fund	271
LargeCap Growth Fund	—
India Earnings Fund (consolidated)	663,000

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2012, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units,

82	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the fiscal year ended March 31, 2012 were as follows:

	000,000,000	000,000,000
Fund	Purchases	Sales
Total Earnings Fund	$5,662,390	$5,751,951
Earnings 500 Fund	10,223,264	10,197,683
MidCap Earnings Fund	47,598,902	47,857,568
SmallCap Earnings Fund	53,626,397	55,269,188
LargeCap Value Fund	17,161,622	17,099,884
LargeCap Growth Fund	20,894,698	21,289,606
India Earnings Fund (consolidated)	340,685,032	597,677,253

For the fiscal year ended March 31, 2012, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

	000,000,000	000,000,000
Fund	Purchases	Redemptions
Total Earnings Fund	$11,998,373	$24,134,949
Earnings 500 Fund	—	—
MidCap Earnings Fund	70,380,674	22,994,812
SmallCap Earnings Fund	48,705,563	36,820,199
LargeCap Value Fund	5,605,014	2,096,006
LargeCap Growth Fund	17,355,535	22,558,430
India Earnings Fund (consolidated)	—	—

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Earnings Fund	$39,169,648	$5,904,133	$(1,579,355)	$4,324,778
Earnings 500 Fund	61,178,425	11,328,128	(3,077,523)	8,250,605
MidCap Earnings Fund	151,886,152	21,126,940	(3,864,122)	17,262,818
SmallCap Earnings Fund	146,915,494	20,826,036	(7,711,168)	13,114,868
LargeCap Value Fund	27,566,033	4,149,081	(515,653)	3,633,428
LargeCap Growth Fund	18,630,036	2,951,924	(962,816)	1,989,108
India Earnings Fund (consolidated)	956,200,548	114,182,590	(155,947,387)	(41,764,797)

WisdomTree Domestic and International Earnings Funds	83

Notes to Financial Statements (continued)

At March 31, 2012, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency Unrealized Appreciation	Total Accumulated Earnings/(Losses)
Total Earnings Fund	$17,976	$(6,249,932)	$4,324,778	$—	$(1,907,178)
Earnings 500 Fund	27,480	(19,797,594)	8,250,605	—	(11,519,509)
MidCap Earnings Fund	96,368	(13,853,114)	17,262,818	—	3,506,072
SmallCap Earnings Fund	106,260	(15,675,153)	13,114,868	—	(2,454,025)
LargeCap Value Fund	8,589	(11,425,485)	3,633,428	—	(7,783,468)
LargeCap Growth Fund	2,180	(283,287)	1,989,108	—	1,708,001
India Earnings Fund (consolidated)	344,964	(138,472,651)	(41,764,797)	10,482	(179,882,002)

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011, was as follows:

	Year Ended March 31, 2012	Year Ended March 31, 2011
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Earnings Fund	$875,900	$879,348
Earnings 500 Fund	1,245,174	1,308,638
MidCap Earnings Fund	1,297,193	1,186,680
SmallCap Earnings Fund	1,778,298	1,365,764
LargeCap Value Fund	506,854	362,140
LargeCap Growth Fund	319,110	145,072
India Earnings Fund (consolidated)	8,702,508	6,420,668
* Includes short-term capital gains.

At March 31, 2012, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration*	Long-Term Post-Effective No Expiration*	Capital Loss Available Total
Total Earnings Fund	$133,369	$451,951	$3,393,418	$935,380	$38,219	$817,002	$5,769,339
Earnings 500 Fund	194,476	1,286,040	10,811,338	4,536,572	54,760	1,938,700	18,821,886
MidCap Earnings Fund	354,730	1,545,771	6,328,159	346,722	117,912	178,710	8,872,004
SmallCap Earnings Fund	31,705	1,465,208	4,654,874	921,406	1,312,469	—	8,385,662
LargeCap Value Fund	—	220,523	10,909,497	295,465	—	—	11,425,485
LargeCap Growth Fund	—	—	—	92,877	190,410	—	283,287
India Earnings Fund (consolidated)	1,179	20,567,350	7,978,486	6,294,051	67,135,294	35,065,312	137,041,672

*   Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of these losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2012, the following Funds incurred and will elect to defer post-October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Total Earnings Fund	$39,069	$441,524
Earnings 500 Fund	122,065	853,643
MidCap Earnings Fund	4,018,536	962,574
SmallCap Earnings Fund	4,712,668	2,576,823
LargeCap Value Fund	—	—
LargeCap Growth Fund	—	—
India Earnings Fund (consolidated)	173,444	1,257,535

84	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2012, the following funds utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
Total Earnings Fund	$—
Earnings 500 Fund	—
MidCap Earnings Fund	—
SmallCap Earnings Fund	—
LargeCap Value Fund	1,147,246
LargeCap Growth Fund	—
India Earnings Fund (consolidated)	—

At March 31, 2012, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/ (Loss)	Paid-in Capital
Total Earnings Fund	$(494)	$(1,710,353)	$1,710,847
Earnings 500 Fund	(781)	753	28
MidCap Earnings Fund	10,037	(3,995,341)	3,985,304
SmallCap Earnings Fund	(6,253)	(8,675,947)	8,682,200
LargeCap Value Fund	229	(409,550)	409,321
LargeCap Growth Fund	(276)	(2,373,086)	2,373,362
India Earnings Fund (consolidated)	(612,585)	612,585	—

These differences are primarily due to redemptions-in-kind, the tax treatment of income earned from investments in partnerships, foreign currency transactions, non-dividend distributions from underlying funds and Passive Foreign Investment Companies (“PFICs”).

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2012, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states, and with respect to the India Earnings Fund, the Republic of Mauritius. Generally, each of the tax years in the four-year period ended March 31, 2012, remains subject to examination by taxing authorities.

WisdomTree Domestic and International Earnings Funds	85

Notes to Financial Statements (concluded)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2012 are as follows:

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2012	Dividend Income
Total Earnings Fund
LargeCap Growth Fund	$392,157	$472,390	$753,302	$91,512	$2,245

Earnings 500 Fund
WisdomTree Equity Income Fund	$344,576	$834,428	$1,117,722	$83,955	$6,435

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$557,285	$328,620	$505,892	$378,776	$14,566

SmallCap Earnings Fund
MidCap Earnings Fund	$843,454	$191,170	$710,662	$269,473	$4,950

LargeCap Value Fund
Earnings 500 Fund	$—	$384,096	$261,637	$130,986	$1,623
WisdomTree LargeCap Dividend Fund	222,272	—	221,501	—	—
WisdomTree MidCap Dividend Fund	95,994	—	95,366	—	—
MidCap Earnings Fund	—	165,308	110,833	55,842	357
Total	$318,266	$549,404	$689,337	$186,828	$1,980

LargeCap Growth Fund
Earnings 500 Fund	$245,226	$—	$246,182	$—	$—
8. LOAN

During the year ended March 31, 2012, the India Earnings Fund had a demand note agreement with Morgan Stanley Bank, N.A. which allowed the Fund to borrow up to $300,000,000 until the stated maturity date of September 30, 2011. During the year ended March 31, 2012, the Fund utilized the demand note and borrowed for a period of 35 days with an average outstanding loan balance of $34,809,479 and a weighted average interest rate of 2.19% per annum. Interest expense related to the loan for the year ended March 31, 2012 was $73,100. At March 31, 2012, the Fund did not have any loan amounts outstanding.

9. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-03 “Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. Management is currently evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning

86	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (concluded)

on or after January 1, 2013, and for interim periods within those annual reporting periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the implications of ASU 2011-11 and its impact on the financial statements.

10. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WTAM and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

WisdomTree Domestic and International Earnings Funds	87

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund, WisdomTree LargeCap Growth Fund and WisdomTree India Earnings Fund (seven of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2012, and the related statements of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the

Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund, WisdomTree LargeCap Growth Fund and WisdomTree India Earnings Fund of WisdomTree Trust at March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2012

88	WisdomTree Domestic and International Earnings Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 1, 2012, the Board of Trustees (the “Board”) re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser, oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement for each Fund. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and MCM, on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreement and the Sub-Advisory Agreement for each Fund was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement for each Fund.

WisdomTree Domestic and International Earnings Funds	89

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Total Earnings Fund
February 23, 2007 – March 31, 2012	0 – 24.9	550	40.80%	732	54.30%
	25 – 49.9	17	1.26%	27	2.00%
	50 – 74.9	3	0.22%	7	0.52%
	75 – 99.9	5	0.37%	0	0.00%
	100 – 124.9	0	0.00%	1	0.08%
	125 – 174.9	0	0.00%	0	0.00%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.08%
	>250	4	0.30%	1	0.07%
	Total	579	42.95%	769	57.05%
WisdomTree Earnings 500 Fund
February 23, 2007 – March 31, 2012	0 – 24.9	518	38.43%	746	55.34%
	25 – 49.9	20	1.48%	40	2.97%
	50 – 74.9	3	0.22%	6	0.44%
	75 – 99.9	5	0.37%	4	0.30%
	100 – 124.9	3	0.22%	0	0.00%
	125 – 174.9	1	0.08%	1	0.07%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	1	0.08%	0	0.00%
	Total	551	40.88%	797	59.12%
WisdomTree MidCap Earnings Fund
February 23, 2007 – March 31, 2012	0 – 24.9	729	54.08%	523	38.80%
	25 – 49.9	23	1.71%	39	2.89%
	50 – 74.9	6	0.44%	13	0.97%
	75 – 99.9	4	0.30%	1	0.08%
	100 – 124.9	2	0.15%	3	0.22%
	125 – 174.9	1	0.07%	2	0.15%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.07%
	>250	0	0.00%	1	0.07%
	Total	765	56.75%	583	43.25%

90	WisdomTree Domestic and International Earnings Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree SmallCap Earnings Fund
February 23, 2007 – March 31, 2012	0 – 24.9	692	51.34%	306	22.70%
	25 – 49.9	76	5.64%	48	3.56%
	50 – 74.9	13	0.96%	8	0.59%
	75 – 99.9	3	0.22%	1	0.08%
	100 – 124.9	4	0.30%	183	13.58%
	125 – 174.9	1	0.07%	6	0.45%
	175 – 199.9	1	0.07%	1	0.07%
	200 – 249.9	2	0.15%	0	0.00%
	>250	2	0.15%	1	0.07%
	Total	794	58.90%	554	41.10%
WisdomTree LargeCap Value Fund
February 23, 2007 – March 31, 2012	0 – 24.9	520	38.58%	723	53.63%
	25 – 49.9	20	1.48%	33	2.45%
	50 – 74.9	10	0.74%	7	0.52%
	75 – 99.9	9	0.67%	4	0.30%
	100 – 124.9	5	0.37%	3	0.22%
	125 – 174.9	2	0.15%	2	0.15%
	175 – 199.9	1	0.07%	0	0.00%
	200 – 249.9	2	0.15%	0	0.00%
	>250	6	0.45%	1	0.07%
	Total	575	42.66%	773	57.34%
WisdomTree LargeCap Growth Fund
December 4, 2008 – March 31, 2012	0 – 24.9	452	50.33%	421	46.89%
	25 – 49.9	11	1.22%	8	0.89%
	50 – 74.9	0	0.00%	1	0.11%
	75 – 99.9	4	0.45%	0	0.00%
	100 – 124.9	0	0.00%	0	0.00%
	125 – 174.9	0	0.00%	1	0.11%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	0	0.00%	0	0.00%
	Total	467	52.00%	431	48.00%
WisdomTree India Earnings Fund
February 22, 2008 – March 31, 2012	0 – 24.9	76	6.93%	83	7.57%
	25 – 49.9	101	9.21%	80	7.29%
	50 – 74.9	107	9.75%	68	6.20%
	75 – 99.9	84	7.66%	48	4.37%
	100 – 124.9	79	7.20%	40	3.65%
	125 – 174.9	71	6.47%	55	5.01%
	175 – 199.9	36	3.28%	23	2.10%
	200 – 249.9	32	2.92%	28	2.55%
	>250	45	4.10%	41	3.74%
	Total	631	57.52%	466	42.48%

*	Basis point (bps) is a unit that is equal to 1/100th of 1%.

WisdomTree Domestic and International Earnings Funds	91

Trustees and Officers Information (unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, New York 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	48	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	48	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	48	None.

+	As of March 31, 2012.

*	Elected by and serves at the pleasure of the Board of Trustees.

92	WisdomTree Domestic and International Earnings Funds

Trustees and Officers Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business Legal Affairs, General Counsel and Secretary of TheStreet, Inc. 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	48	Trustee, GLG Investment Series Trust; and Trustee, Man Long/Short Fund.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	48	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	48	Member of Board of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame.

+	As of March 31, 2012.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

WisdomTree Domestic and International Earnings Funds	93

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2012, is provided for information and purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2012, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Earnings Fund	$875,900
Earnings 500 Fund	1,245,174
MidCap Earnings Fund	983,617
SmallCap Earnings Fund	1,255,651
LargeCap Value Fund	506,854
LargeCap Growth Fund	319,110
India Earnings Fund (consolidated)	9,252,605

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2012, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction

Total Earnings Fund	100%
Earnings 500 Fund	100%
MidCap Earnings Fund	76%
SmallCap Earnings Fund	69%
LargeCap Value Fund	100%
LargeCap Growth Fund	99%
India Earnings Fund (consolidated)	0%

The Fund intends to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2012, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Total Earnings Fund	$—	$—
Earnings 500 Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	—	—
LargeCap Value Fund	—	—
LargeCap Growth Fund	—	—
India Earnings Fund (consolidated)	18,263,811	550,097

94	WisdomTree Domestic and International Earnings Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic and International Earnings Funds	95

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2012:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International
Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. The WisdomTree India Earnings Fund focuses its investments in India, thereby increasing the impact of events and developments associated with the region which can adversely affect performance. Investments in emerging, offshore or frontier markets such as India are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Due to the investment strategy of certain Fund’s they may make higher capital gain distributions than other ETFs. Please read each Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS004136 (05/2013)

WisdomTree Trust

International Dividend and Sector Funds

Annual Report

March 31, 2012

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

(formerly, WisdomTree World ex-U.S. Growth Fund (DNL))

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

(formerly, WisdomTree Pacific ex-Japan Total Dividend Fund (DND))

WisdomTree Australia Dividend Fund (AUSE)

(formerly, WisdomTree Pacific ex-Japan Equity Income Fund (DNH))

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

(formerly, WisdomTree International Basic Materials Sector Fund (DBN))

WisdomTree Global Natural Resources Fund (GNAT)

(formerly, WisdomTree International Energy Sector Fund (DKA))

WisdomTree Global ex-U.S. Utilities Fund (DBU)

(formerly, WisdomTree International Utilities Sector Fund (DBU))

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

(formerly, WisdomTree International Real Estate Fund (DRW))

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

Market Environment Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned -5.77% in the 12-month period that ended March, 31, 2012 (the “period”). Compared to peak levels reached in 2007, the MSCI EAFE Index is still down on a cumulative basis by more than 25%. The emerging markets, shown through the MSCI Emerging Markets Index, failed to keep pace with the developed world markets for the period. The MSCI Emerging Markets Index returned -8.80% over the period. This was more than 15 percentage points behind the S&P 500 and roughly 3 percentage points behind the MSCI EAFE Index.

One of the main factors for the negative equity performance internationally remained the uncertainties of the peripheral European countries’ mounting debts and their impact on the European Union or, “EU”, as well as the global economy. Largely as a result of these uncertainties the MSCI EAFE Index experienced a significant decline in the first eight months of the period through November 2011. In December 2011, the European Central Bank (“ECB”) announced an emergency operation aimed at reducing fears about the stability of European banks. This program, dubbed LTRO for Long-Term Refinancing Operation, gave European banks the ability to pledge a wide swath of collateral with the ECB in return for loans with a three-year term and 1% interest rate charge. The LTROs alleviated a lot of the pressure of bank funding and helped reduce pressures on European governments, as the banks had more capital that they could use to buy sovereign bonds. The international markets rallied significantly following the LTRO activities in December 2011 to erase much of the losses they experienced in the first 8 months of the period.

With all this volatility in the markets and fears about global growth prospects, there were only two sectors — Consumer Staples and Health Care — that contributed positively to the MSCI EAFE returns over the period. The Consumer Discretionary sector was essentially flat and the remaining seven sectors (Information Technology, Energy, Industrials, Telecommunication Services, Financials, Materials, and Utilities) contributed negatively to the MSCI EAFE performance for the period. Telecommunication Services, Financials, Materials, and Utilities each experienced losses of more than 15% for the period.

WisdomTree Funds’ Performance Overview

Measured in local currency, the MSCI EAFE Index returned -4.12% over the period. The foreign currency component of the developed world returns subtracted a little less than 2 percentage points to the returns of the MSCI EAFE Index. During the period, the euro depreciated against the U.S. dollar, weakening by more than 5% over the period. Weakening currencies relative to the U.S. dollar decrease the value of foreign investments measured in U.S. dollars and tend to lower returns experienced by U.S. investors who invest overseas.

The following table reflects the WisdomTree Funds’ performance versus capitalization- weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Cap-Weighted Benchmark	1-Year Return	Difference
DWM	WisdomTree DEFA Fund	-6.18%	MSCI EAFE Index	-5.77%	-0.41%
DTH	WisdomTree DEFA Equity Income Fund	-7.45%	MSCI EAFE Value Index	-7.83%	0.38%
DEW	WisdomTree Global Equity Income Fund	-2.70%	MSCI Europe Value/MSCI AC World Spliced Index	-0.73%	-1.97%
DFE	WisdomTree Europe SmallCap Dividend Fund	-9.80%	MSCI Europe SmallCap Index	-10.17%	0.37%
DXJ	WisdomTree Japan Hedged Equity Fund	1.46%	MSCI Japan/MSCI Japan Local Currency Spliced Index	-0.45%	1.91%
DNL	WisdomTree Global ex-US Growth Fund	-5.20%	MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index	-6.26%	1.06%

WisdomTree International Dividend and Sector Funds	1

Management’s Discussion of Funds’ Performance

(continued)

Ticker	WisdomTree Fund	1-Year NAV Return	Cap-Weighted Benchmark	1-Year Return	Difference
DFJ	WisdomTree Japan SmallCap Dividend Fund	7.36%	MSCI Japan Small Cap Index	5.15%	2.21%
AXJL	WisdomTree Asia Pacific ex-Japan Fund	-2.22%	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index	-7.03%	4.81%
AUSE	WisdomTree Australia Dividend Fund	-3.86%	MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index	-5.32%	1.46%
DOL	WisdomTree International LargeCap Dividend Fund	-6.02%	MSCI EAFE Index	-5.77%	-0.25%
DOO	WisdomTree International Dividend ex-Financials Fund	-7.24%	MSCI EAFE Value Index	-7.83%	0.59%
DIM	WisdomTree International MidCap Dividend Fund	-7.21%	MSCI EAFE Mid Cap Index	-6.65%	-0.56%
DLS	WisdomTree International SmallCap Dividend Fund	-3.41%	MSCI EAFE Small Cap Index	-6.23%	2.82%
DEM	WisdomTree Emerging Markets Equity Income Fund	-1.03%	MSCI Emerging Markets Index	-8.80%	7.77%
DGS	WisdomTree Emerging Markets SmallCap Dividend Fund	-6.88%	MSCI Emerging Markets Small Cap Index	-12.70%	5.82%
GULF	WisdomTree Middle East Dividend Fund	1.35%	MSCI Arabian Markets ex Saudi Arabia Index	-3.34%	4.69%
HEDJ	WisdomTree International Hedged Equity Fund	-4.41%	MSCI EAFE Local Currency Index	-4.12%	-0.29%
CCXE	WisdomTree Commodity Country Equity Fund	-1.77%	S&P Developed Ex-U.S. BMI Materials/MSCI ACWI ex-USA Spliced Index	-9.84%	8.07%
GNAT	WisdomTree Global Natural Resources Fund	-12.70%	S&P Developed Ex-U.S. BMI Energy/S&P Global Natural Resources Spliced Index	-13.92%	1.22%
DBU	WisdomTree Global ex-U.S. Utilities Sector Fund	-7.41%	S&P Developed Ex-U.S. BMI Utilities Sector Index	-13.10%	5.69%
DRW	WisdomTree Global ex-U.S. Real Estate Fund	-3.99%	Dow Jones Global ex-U.S. Select Real Estate Securities Index	-0.95%	-3.04%

WisdomTree’s international dividend weighted Funds are designed to track indexes based on the dividend stream generated by the companies included in the index. The dividend stream is defined as the sum of all dividends paid over the prior 12 months for each company. There are two primary factors that drive performance differentials versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors or countries. The second is stock selection within each sector or country. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

WisdomTree’s best performing region and Funds for the year were Japan. Both the WisdomTree Japan SmallCap Dividend Fund (DFJ) and the WisdomTree Japan Hedged Equity Fund (DXJ) had positive absolute returns for the period. These two examples of positive absolute performance are notable given that Japan was devastated by the earthquake, tsunami, and nuclear disasters only a year ago in March 2011 and exporters were hurt by a strengthening yen for most of the period. Small cap Japanese stocks are more domestically sensitive and more closely tied to the local economy and did well as the country spent billions to rebuild. The WisdomTree Japan SmallCap Dividend Fund returned 7.36% for the period. This was more than 2 percentage points higher than the MSCI Japan Small Cap Index return of 5.15%.

The only other WisdomTree Fund to provide positive absolute returns for the period was the WisdomTree Middle East Dividend Fund (GULF). Even though geopolitical risk was heightened in the Middle East as tensions in the region escalated to violence in countries such as Egypt, Syria, Tunisia, Bahrain, Yemen, and Libya, the WisdomTree Middle East Dividend Fund returned 1.35%, which was more than 4.5 percentage points higher than the MSCI Arabian Markets ex-Saudi Arabia Index return of -3.34%.

2	WisdomTree International Dividend and Sector Funds

Management’s Discussion of Funds’ Performance

(concluded)

While emerging markets, as measured by the MSCI Emerging Markets Index, were down 8.80%, both the WisdomTree Emerging Markets Equity Income Fund (DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) experienced relatively favorable performance for the period only down -1.03% and -6.88% respectively. The MSCI Emerging Markets Index was more exposed to India, China, and Russia compared to the WisdomTree Funds. These markets suffered as investors’ fled risky assets. WisdomTree Emerging Markets Funds are dividend focused and as such India, China and Russia were under represented in both DEM and DGS, which helped the Funds’ performance. Both DEM and DGS benefited from exposure to Taiwan, which had positive returns for the period.

The two WisdomTree International Funds with the lowest returns over the period were the WisdomTree Global Natural Resources Fund and the WisdomTree Europe SmallCap Dividend Fund. The WisdomTree Europe SmallCap Dividend Fund’s decline can be associated with the continuing troubles in the European economy with the ongoing debt crisis. This Fund has both exposure to the euro, which declined 5% over the period, as well as cyclical sectors, such as those that were negatively impacted by fears over the continuing weakness in the European economies. Commodity sectors such as those in the WisdomTree Global Natural Resources Fund, experienced the greatest declines in the global markets. Commodity prices are sensitive to economic conditions and there were ongoing questions about global growth prospects emanating from the same European issues mentioned above.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 25-27 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Country Breakdown† as of 3/31/12

United Kingdom	18.1%
Japan	13.3%
Australia	11.5%
France	9.5%
Germany	6.9%
Switzerland	6.5%
Spain	4.9%
Hong Kong	4.7%
Italy	3.2%
Sweden	3.2%
Singapore	2.0%
Norway	1.9%
Netherlands	1.8%
Finland	1.3%
Belgium	1.2%
Austria	0.4%
Denmark	0.4%
Portugal	0.4%
Ireland	0.3%
New Zealand	0.2%
United States	0.1%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
China Mobile Ltd.	1.9%
Vodafone Group PLC	1.7%
Nestle S.A.	1.5%
Total S.A.	1.4%
Commonwealth Bank of Australia	1.4%
Roche Holding AG-Genusschein	1.4%
Westpac Banking Corp.	1.3%
GlaxoSmithKline PLC	1.3%
Telefonica S.A.	1.3%
HSBC Holdings PLC	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (“the WisdomTree DEFA Index”).

The Fund returned -6.18% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the United Kingdom. The Fund’s position in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
One Year	-6.18%	-5.67%	-6.25%	-5.77%
Three Year	16.51%	16.89%	16.81%	17.13%
Five Year	-3.41%	-3.36%	-3.08%	-3.51%
Since Inception[1]	1.41%	1.55%	1.86%	0.83%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Country Breakdown† as of 3/31/12

United Kingdom	19.8%
Australia	16.0%
France	11.1%
Spain	7.4%
Germany	6.2%
Switzerland	5.7%
Japan	4.8%
Hong Kong	4.5%
Italy	3.8%
Sweden	2.8%
Norway	2.8%
Singapore	1.9%
Netherlands	1.8%
Finland	1.7%
Portugal	0.7%
Belgium	0.6%
United States	0.4%
New Zealand	0.4%
Ireland	0.2%
Austria	0.2%
Denmark	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
China Mobile Ltd.	3.2%
Vodafone Group PLC	2.9%
Total S.A.	2.5%
Commonwealth Bank of Australia	2.3%
GlaxoSmithKline PLC	2.3%
Westpac Banking Corp.	2.3%
HSBC Holdings PLC	2.2%
Telefonica S.A.	2.2%
Novartis AG	2.1%
ENI SpA	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned -7.45% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
One Year	-7.45%	-7.22%	-7.69%	-7.83%
Three Year	15.97%	16.25%	16.31%	16.50%
Five Year	-4.73%	-4.78%	-4.28%	-5.18%
Since Inception[1]	0.14%	0.18%	0.86%	-0.47%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Country Breakdown† as of 3/31/12

United States	18.5%
United Kingdom	12.0%
Australia	9.2%
France	6.7%
Switzerland	4.9%
Canada	4.4%
Spain	4.3%
Japan	4.1%
Germany	4.1%
Brazil	2.9%
Hong Kong	2.7%
Italy	2.4%
Taiwan	2.3%
Sweden	1.8%
South Africa	1.6%
Norway	1.5%
Malaysia	1.3%
Singapore	1.1%
Finland	1.0%
Netherlands	1.0%
Chile	0.7%
Russia	0.6%
Thailand	0.6%
China	0.5%
Turkey	0.5%
Czech Republic	0.5%
South Korea	0.4%
Israel	0.4%
Portugal	0.3%
Philippines	0.3%
Poland	0.3%
Belgium	0.3%
Indonesia	0.3%
Mexico	0.2%
Austria	0.2%
Argentina	0.2%
New Zealand	0.1%
Ireland	0.1%
Hungary	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
AT&T, Inc.	2.0%
China Mobile Ltd.	1.8%
Vodafone Group PLC	1.7%
Nestle S.A.	1.4%
Total S.A.	1.4%
Pfizer, Inc.	1.3%
GlaxoSmithKline PLC	1.3%
Commonwealth Bank of Australia	1.3%
Westpac Banking Corp.	1.3%
Telefonica S.A.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

The Fund returned -2.70% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the United States. The Fund’s position in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/MSCI AC World Spliced Index[2]
One Year	-2.70%	-3.05%	-2.97%	-0.73%
Three Year	21.29%	21.28%	21.35%	23.90%
Five Year	-3.22%	-3.25%	-3.09%	-3.41%
Since Inception[3]	1.36%	1.29%	1.70%	1.40%
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.

[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Country Breakdown† as of 3/31/12

United Kingdom	31.9%
Sweden	13.0%
Italy	9.2%
Germany	7.1%
Finland	5.4%
Norway	4.0%
Belgium	3.7%
France	3.5%
Netherlands	3.4%
Spain	3.1%
Portugal	2.0%
Ireland	1.9%
Austria	1.3%
Denmark	1.2%
Switzerland	0.7%
United States	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Cofinimmo	1.3%
NCC AB Class B	1.3%
Close Brothers Group PLC	1.2%
Antena 3 de Television S.A.	1.2%
De La Rue PLC	1.0%
Tieto Oyj	1.0%
Banca Generali SpA	1.0%
Comdirect Bank AG	0.9%
Greene King PLC	0.9%
Fabege AB	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned -9.80% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the United Kingdom. The Fund’s investment in Italy created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe Small Cap Index
One Year	-9.80%	-9.07%	-9.81%	-10.17%
Three Year	24.17%	24.52%	24.93%	26.69%
Five Year	-5.86%	-5.79%	-5.62%	-3.55%
Since Inception[1]	0.61%	0.56%	0.87%	2.83%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 3/31/12‡

Industrials	13.9%
Financials	13.9%
Consumer Discretionary	12.0%
Information Technology	9.1%
Health Care	6.2%
Consumer Staples	6.0%
Telecommunication Services	5.9%
Materials	5.4%
Utilities	3.6%
Energy	1.4%
Other	22.6%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
NTT DoCoMo, Inc.	3.5%
Toyota Motor Corp.	3.2%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Nippon Telegraph & Telephone Corp.	3.0%
Sumitomo Mitsui Financial Group, Inc.	2.7%
Canon, Inc.	2.7%
Mizuho Financial Group, Inc.	2.5%
Takeda Pharmaceutical Co. Ltd.	2.3%
Honda Motor Co., Ltd.	1.6%
Mitsubishi Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned 1.46% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the Consumer Discretionary sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Equity Spliced Index[1]	MSCI Japan/MSCI Japan Local Currency Spliced Index[2]
One Year	1.46%	2.70%	1.63%	-0.45%
Three Year	6.28%	5.64%	6.55%	7.09%
Five Year	-7.01%	-6.86%	-7.08%	-7.68%
Since Inception[3]	-3.98%	-3.76%	-3.99%	-4.71%
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.

[2]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.

[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

Country Breakdown† as of 3/31/12

United Kingdom	24.2%
Hong Kong	7.4%
Russia	6.6%
Taiwan	6.6%
Brazil	6.1%
Thailand	4.4%
France	3.9%
South Korea	3.2%
Spain	3.2%
Germany	3.0%
China	2.9%
Mexico	2.5%
South Africa	2.4%
Indonesia	2.2%
Japan	1.9%
Switzerland	1.8%
Canada	1.8%
Italy	1.7%
Denmark	1.3%
Turkey	0.9%
Sweden	0.9%
Malaysia	0.8%
Chile	0.8%
Australia	0.8%
Philippines	0.7%
United States	0.7%
Singapore	0.5%
Portugal	0.5%
Finland	0.4%
Netherlands	0.2%
Norway	0.2%
Austria	0.2%
Belgium	0.2%
Poland	0.2%
Ireland	0.1%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Royal Dutch Shell PLC Class A	6.0%
Royal Dutch Shell PLC Class B	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.0%
Gazprom OAO ADR	2.7%
CNOOC Ltd.	2.4%
National Grid PLC	2.1%
Vale S.A.	2.0%
BHP Billiton PLC	1.9%
Kumba Iron Ore Ltd.	1.6%
LVMH Moet Hennessy Louis Vuitton S.A.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.

The Fund returned -5.20% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the Consumer Discretionary sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.60%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ Global ex-U.S. Growth Spliced Index[1]	MSCI Japan Value/ MSCI AC World ex-U.S.A. Growth Spliced Index[2]
One Year	-5.20%	-5.70%	-4.44%	-6.26%
Three Year	16.31%	15.61%	17.16%	19.41%
Five Year	-0.42%	-0.44%	0.06%	0.22%
Since Inception[3]	2.71%	2.83%	3.22%	3.32%
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Growth Index thereafter.

[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.

[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 3/31/12‡

Industrials	21.6%
Consumer Discretionary	18.8%
Financials	12.0%
Consumer Staples	10.9%
Information Technology	10.6%
Materials	9.6%
Health Care	4.4%
Energy	1.0%
Utilities	0.6%
Other	10.5%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Park24 Co., Ltd.	0.8%
Circle K Sunkus Co., Ltd.	0.6%
Alfresa Holdings Corp.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
Otsuka Corp.	0.6%
Century Tokyo Leasing Corp.	0.6%
Square Enix Holdings Co., Ltd.	0.6%
Hikari Tsushin, Inc.	0.6%
Chiyoda Co., Ltd.	0.6%
Hitachi Capital Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 7.36% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the Consumer Discretionary sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan Small Cap Index
One Year	7.36%	8.10%	8.41%	5.15%
Three Year	15.21%	14.79%	16.73%	15.39%
Five Year	-1.13%	-1.09%	-0.41%	-2.26%
Since Inception[1]	-0.42%	-0.12%	0.31%	-1.69%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Country Breakdown† as of 3/31/12

Australia	24.0%
Hong Kong	19.1%
Taiwan	11.7%
China	10.6%
South Korea	7.2%
Singapore	6.4%
Malaysia	6.3%
Thailand	4.6%
Indonesia	3.9%
United States	2.4%
Philippines	1.3%
New Zealand	0.1%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
China Mobile Ltd.	7.9%
China Construction Bank Corp. Class H	4.5%
Commonwealth Bank of Australia	3.3%
Westpac Banking Corp.	3.2%
Australia & New Zealand Banking Group Ltd.	2.7%
Telstra Corp., Ltd.	2.6%
WisdomTree India Earnings Fund	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
National Australia Bank Ltd.	2.3%
CNOOC Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned -2.22% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in Thailand. The Fund’s investment in China created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]
One Year	-2.22%	-1.93%	-1.42%	-7.03%
Three Year	24.46%	24.43%	26.07%	25.44%
Five Year	4.06%	4.02%	5.32%	3.07%
Since Inception[3]	9.25%	9.37%	10.50%	7.99%
[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.

[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 3/31/12

Financials	18.5%
Consumer Discretionary	14.7%
Industrials	11.4%
Consumer Staples	10.5%
Materials	7.9%
Energy	7.2%
Health Care	7.0%
Telecommunication Services	4.9%
Information Technology	3.9%
Utilities	1.6%
Other	12.4%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Telstra Corp., Ltd.	4.4%
Metcash Ltd.	3.2%
Westpac Banking Corp.	3.0%
Australia & New Zealand Banking Group Ltd.	3.0%
Myer Holdings Ltd.	2.9%
Commonwealth Bank of Australia	2.6%
National Australia Bank Ltd.	2.5%
QBE Insurance Group Ltd.	2.5%
Toll Holdings Ltd.	2.4%
Leighton Holdings Ltd.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned -3.86% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in Telecommunications Services. The Fund’s investments in Consumer Discretionary created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income/ Australia Dividend Spliced Index[1]	MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index[2]
One Year	-3.86%	-3.56%	-3.65%	-5.32%
Three Year	28.55%	28.60%	29.26%	27.18%
Five Year	3.23%	3.17%	3.77%	2.31%
Since Inception[3]	8.67%	8.72%	9.29%	7.20%
[1]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.

[2]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.

[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Country Breakdown† as of 3/31/12

United Kingdom	19.6%
Australia	11.3%
France	11.2%
Japan	9.6%
Germany	8.3%
Switzerland	8.1%
Spain	5.5%
Hong Kong	5.2%
Italy	3.4%
Sweden	2.7%
Norway	1.8%
Netherlands	1.6%
Singapore	1.5%
Finland	1.0%
Belgium	0.9%
Denmark	0.3%
Portugal	0.2%
Ireland	0.2%
Austria	0.2%
United States	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
China Mobile Ltd.	2.6%
Vodafone Group PLC	2.3%
Nestle S.A.	2.1%
Total S.A.	1.9%
Royal Dutch Shell PLC Class A	1.8%
Commonwealth Bank of Australia	1.8%
GlaxoSmithKline PLC	1.8%
Westpac Banking Corp.	1.8%
Telefonica S.A.	1.7%
HSBC Holdings PLC	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned -6.02% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the United Kingdom. The Fund’s position in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
One Year	-6.02%	-5.51%	-6.08%	-5.77%
Three Year	15.36%	15.28%	15.62%	17.13%
Five Year	-3.35%	-3.38%	-3.29%	-3.51%
Since Inception[1]	1.07%	1.02%	1.39%	0.83%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Country Breakdown† as of 3/31/12

United Kingdom	19.9%
Australia	15.1%
France	10.7%
Japan	9.1%
Germany	7.6%
Spain	5.2%
Italy	4.6%
Switzerland	3.1%
Netherlands	3.1%
Finland	2.6%
Belgium	2.5%
Portugal	2.4%
Sweden	2.4%
Norway	2.2%
Singapore	1.6%
Hong Kong	1.1%
Ireland	1.0%
Austria	0.7%
United States	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Telstra Corp., Ltd.	3.5%
Belgacom S.A.	2.1%
Nokia Oyj	1.9%
RWE AG	1.9%
Amcor Ltd.	1.7%
SembCorp Marine Ltd.	1.7%
E.ON AG	1.7%
France Telecom S.A.	1.6%
Coca-Cola Amatil Ltd.	1.6%
ENI SpA	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned -7.24% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the United Kingdom. The Fund’s position in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
One Year	-7.24%	-7.15%	-7.29%	-7.83%
Three Year	18.55%	18.81%	18.44%	16.50%
Five Year	-3.77%	-3.86%	-3.76%	-5.18%
Since Inception[2]	1.73%	1.64%	1.89%	-0.47%
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Country Breakdown† as of 3/31/12

Japan	21.7%
United Kingdom	13.9%
Australia	10.5%
France	5.7%
Sweden	5.4%
Hong Kong	3.8%
Singapore	3.7%
Spain	3.5%
Italy	3.3%
Germany	2.8%
Finland	2.4%
Switzerland	2.4%
Netherlands	2.2%
Norway	2.0%
Belgium	1.6%
Portugal	1.2%
Austria	1.2%
New Zealand	0.7%
Denmark	0.5%
Ireland	0.5%
United States	0.1%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Suncorp Group Ltd.	0.8%
Leighton Holdings Ltd.	0.7%
Legal & General Group PLC	0.7%
Amcor Ltd.	0.7%
Coca-Cola Amatil Ltd.	0.7%
Standard Life PLC	0.6%
Orica Ltd.	0.6%
Eisai Co., Ltd.	0.6%
SembCorp Marine Ltd.	0.6%
Terna Rete Elettrica Nazionale SpA	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned -7.21% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from investment in the United Kingdom. The Fund’s position in Italy created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE Mid Cap Index
One Year	-7.21%	-6.94%	-7.99%	-6.65%
Three Year	19.20%	19.09%	19.50%	19.21%
Five Year	-2.85%	-2.96%	-3.04%	-4.19%
Since Inception[1]	2.80%	2.69%	2.79%	0.92%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Country Breakdown† as of 3/31/12

Japan	33.1%
Australia	14.3%
United Kingdom	11.9%
Sweden	4.2%
Italy	3.7%
Singapore	3.2%
Germany	2.6%
New Zealand	2.4%
Norway	1.9%
Finland	1.7%
Hong Kong	1.6%
France	1.5%
Netherlands	1.4%
Spain	1.2%
Austria	1.0%
Belgium	0.8%
Portugal	0.7%
Ireland	0.7%
Denmark	0.4%
Switzerland	0.3%
United States	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Provident Financial PLC	0.7%
Monadelphous Group Ltd.	0.6%
Cable & Wireless Communications PLC	0.6%
Vector Ltd.	0.6%
Rallye S.A.	0.6%
Envestra Ltd.	0.6%
Consolidated Media Holdings Ltd.	0.5%
Myer Holdings Ltd.	0.5%
Aker ASA Class A	0.5%
Oesterreichische Post AG	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned -3.41% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in Japan. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE Small Cap Index
One Year	-3.41%	-2.69%	-3.60%	-6.23%
Three Year	23.33%	23.25%	24.23%	24.12%
Five Year	-2.56%	-2.62%	-2.07%	-2.55%
Since Inception[1]	3.01%	3.00%	3.38%	2.05%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Country Breakdown† as of 3/31/12

Taiwan	20.9%
Brazil	20.6%
South Africa	9.2%
Malaysia	9.0%
Chile	5.1%
Thailand	4.2%
Turkey	3.8%
South Korea	3.7%
Israel	3.3%
Czech Republic	3.2%
China	2.8%
Poland	2.3%
Philippines	2.3%
Mexico	2.0%
Indonesia	1.8%
Argentina	1.5%
Russia	1.4%
Hungary	0.3%
United States	0.1%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Cia de Bebidas das Americas	3.4%
Banco do Brasil S.A.	2.6%
Banco Santander Brasil S.A.	2.4%
Malayan Banking Bhd	2.3%
Kumba Iron Ore Ltd.	2.3%
Bank of China Ltd. Class H	2.0%
Cielo S.A.	1.9%
Advanced Info Service PCL	1.9%
Turk Telekomunikasyon A.S.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned -1.03% for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in Brazil. The Fund’s investment in Israel created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
One Year	-1.03%	-1.48%	-0.35%	-8.80%
Three Year	27.46%	27.19%	28.99%	25.07%
Since Inception[1]	6.80%	6.26%	7.75%	0.20%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Country Breakdown† as of 3/31/12

Taiwan	25.7%
Thailand	12.1%
South Africa	10.4%
South Korea	8.7%
Malaysia	7.6%
Israel	6.9%
Brazil	6.2%
China	4.1%
Turkey	3.7%
Philippines	3.2%
Chile	3.1%
Indonesia	2.0%
Mexico	1.8%
Argentina	1.7%
United States	0.8%
Poland	0.4%
Russia	0.1%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Pretoria Portland Cement Co., Ltd.	1.1%
Cia de Saneamento de Minas Gerais-COPASA	1.0%
BEC World PCL	0.9%
Farglory Land Development Co., Ltd.	0.9%
Life Healthcare Group Holdings Ltd.	0.9%
Partner Communications Co., Ltd.	0.8%
U-Ming Marine Transport Corp.	0.8%
Glow Energy PCL	0.8%
WisdomTree India Earnings Fund	0.7%
Reunert Ltd.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned -6.88% for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from investment in Thailand. The Fund’s position in Israel created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.64%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets Small Cap Index
One Year	-6.88%	-6.62%	-6.34%	-12.70%
Three Year	28.87%	29.23%	30.83%	30.88%
Since Inception[1]	1.80%	1.98%	2.79%	-2.48%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Country Breakdown† as of 3/31/12

Qatar	35.2%
Kuwait	27.0%
United Arab Emirates	19.9%
Morocco	10.8%
Oman	5.3%
Jordan	1.8%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Mobile Telecommunications Co. KSC	13.0%
Maroc Telecom S.A.	9.6%
Industries Qatar QSC	8.0%
Qatar National Bank SAQ	4.8%
National Bank of Kuwait	4.5%
Qatar Telecom Q-Tel QSC	4.5%
Oman Telecommunications Co. SAOG	3.8%
National Bank of Abu Dhabi PJSC	3.7%
First Gulf Bank PJSC	3.6%
Commercial Bank of Qatar QSC (The)	3.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned 1.35% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Qatar. The Fund’s position in Kuwait created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the net and gross expense ratios were 0.88% and 2.17%, respectively. The net expense ratio reflects a contractual reimbursement of 1.29%. Fund expenses are capped by contract at 0.88% through July 31, 2013.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
One Year	1.35%	-1.44%	0.00%	-3.34%
Three Year	13.96%	13.34%	15.90%	11.24%
Since Inception[1]	-8.14%	-8.68%	-6.58%	-13.33%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

Country Breakdown† as of 3/31/12

United Kingdom	19.1%
Japan	14.1%
Australia	12.1%
France	9.9%
Germany	7.3%
Switzerland	6.9%
Spain	5.1%
Hong Kong	5.0%
Sweden	3.5%
Italy	3.4%
Singapore	2.2%
Norway	1.9%
Netherlands	1.9%
Finland	1.5%
Belgium	1.1%
Portugal	0.6%
Austria	0.5%
Denmark	0.4%
New Zealand	0.3%
Ireland	0.2%
United States	0.2%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
China Mobile Ltd.	1.9%
Vodafone Group PLC	1.8%
Nestle S.A.	1.5%
Total S.A.	1.5%
Westpac Banking Corp.	1.3%
Commonwealth Bank of Australia	1.3%
Telefonica S.A.	1.3%
GlaxoSmithKline PLC	1.3%
HSBC Holdings PLC	1.3%
Novartis AG	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

The Fund returned -4.41% for the fiscal year ended March 31, 2012 (for more complete information please see the chart below). The Fund’s performance benefited most from its investment in the Consumer Staples sector. The Financials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the net and gross expense ratios were 0.58% and 1.65%, respectively. The net expense ratio reflects a contractual reimbursement of 1.07%. Fund expenses are capped by contract at 0.58% through July 31, 2013.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA International Hedged Equity Index	MSCI EAFE Local Currency Index
One Year	-4.41%	-3.23%	-4.15%	-4.12%
Since Inception[1]	0.30%	1.14%	0.91%	0.66%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Country Breakdown† as of 3/31/12

South Africa	12.0%
New Zealand	11.7%
Chile	11.5%
Brazil	11.5%
Australia	11.4%
Canada	11.4%
Norway	11.3%
Russia	10.6%
United States	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Statoil ASA	5.5%
Gazprom OAO ADR	3.1%
Telecom Corp. of New Zealand Ltd.	2.8%
Kumba Iron Ore Ltd.	2.2%
Lukoil OAO ADR	1.9%
Commonwealth Bank of Australia	1.8%
Telenor ASA	1.8%
Westpac Banking Corp.	1.8%
Petroleo Brasileiro S.A.	1.8%
Royal Bank of Canada	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned -1.77% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in South Africa. The Fund’s position in Russia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[1]	S&P Developed ex-U.S. BMI Materials sector/ MSCI ACWI ex-USA Spliced Index[2]
One Year	-1.77%	-1.96%	-1.29%	-9.84%
Three Year	28.34%	27.84%	29.25%	26.75%
Five Year	2.75%	2.48%	3.43%	N/A
Since Inception[3]	6.91%	6.78%	7.68%	-0.09%
[1]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.

[2]	S&P Developed ex-U.S. BMI Materials sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.

[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	21

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Country Breakdown† as of 3/31/12

United States	18.2%
United Kingdom	15.8%
Russia	8.8%
Canada	8.4%
Australia	5.9%
South Africa	5.3%
Mexico	4.4%
Italy	4.1%
France	3.9%
Malaysia	3.1%
Norway	3.1%
Brazil	2.3%
Japan	1.8%
Spain	1.7%
China	1.6%
Thailand	1.4%
Switzerland	1.4%
Israel	1.3%
Hong Kong	1.1%
Indonesia	0.8%
Germany	0.7%
Singapore	0.6%
Poland	0.5%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Kumba Iron Ore Ltd.	4.2%
ENI SpA	3.3%
Industrias Penoles S.A.B de C.V.	3.2%
Royal Dutch Shell PLC Class B	3.2%
Crescent Point Energy Corp.	3.0%
Southern Copper Corp.	2.9%
Antofagasta PLC	2.8%
Total S.A.	2.8%
Statoil ASA	2.6%
Diamond Offshore Drilling, Inc.	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -12.70% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in Mexico. The Fund’s investment in Russia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector/Global Natural Resources Spliced Index[1]	S&P Developed ex-U.S. BMI Energy sector/S&P Global Natural Resources Spliced Index[2]
One Year	-12.70%	-12.78%	-12.29%	-13.92%
Three Year	14.35%	14.57%	14.86%	15.95%
Five Year	1.39%	1.29%	1.63%	N/A
Since Inception[3]	3.45%	3.32%	3.81%	-0.73%
[1]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.

[2]	S&P Developed ex-U.S. BMI Energy sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.

[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Energy Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

22	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Country Breakdown† as of 3/31/12

Brazil	12.8%
Japan	11.2%
United Kingdom	10.3%
Chile	6.7%
Italy	6.0%
Canada	5.8%
Spain	5.1%
Hong Kong	4.1%
Malaysia	3.6%
Germany	3.5%
France	3.5%
Philippines	2.3%
Thailand	2.3%
Australia	1.5%
Portugal	1.3%
Czech Republic	1.1%
Belgium	1.1%
Austria	1.0%
Indonesia	0.8%
Finland	0.7%
New Zealand	0.7%
Switzerland	0.6%
Poland	0.5%
South Korea	0.5%
United States	0.5%
China	0.2%

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Light S.A.	2.8%
Cia Energetica de Minas Gerais	2.6%
AES Tiete S.A.	2.4%
Drax Group PLC	2.3%
RWE AG	2.2%
Just Energy Group, Inc.	2.1%
Aguas Andinas S.A. Class A	2.0%
E.ON AG	1.9%
Cia de Saneamento de Minas Gerais-COPASA	1.7%
AGL Energy Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned -7.41% at net asset value (“NAV”) for the fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investment in the United Kingdom. Investment in France created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index[1]	S&P Developed ex-U.S. BMI Utilities sector Index
One Year	-7.41%	-7.34%	-.8.04%	-13.10%
Three Year	6.87%	6.66%	6.66%	4.12%
Five Year	-4.70%	-4.91%	-4.64%	N/A
Since Inception[2]	-1.19%	-1.30%	-1.06%	-9.31%
[1]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.

[2]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Utilities sector Index total returns are based on the index’s inception date of April 1, 2008

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree International Dividend and Sector Funds	23

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Country Breakdown† as of 3/31/12

Australia	23.3%
Hong Kong	18.8%
Canada	9.1%
Singapore	7.5%
France	7.5%
Japan	5.6%
United Kingdom	4.8%
South Africa	3.6%
Netherlands	2.2%
Sweden	1.4%
Brazil	1.2%
Taiwan	1.0%
Philippines	0.9%
Switzerland	0.9%
China	0.8%
Thailand	0.8%
Belgium	0.7%
Israel	0.5%
Germany	0.4%
Turkey	0.3%
Finland	0.2%
Malaysia	0.2%
Italy	0.1%
Austria	0.1%
Chile	0.1%
Indonesia	0.1%
Norway	0.0%	#

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/12

Description	% of Net Assets
Westfield Group	9.4%
Sun Hung Kai Properties Ltd.	3.4%
Cheung Kong Holdings Ltd.	3.3%
Stockland	3.0%
Unibail-Rodamco SE	2.7%
CFS Retail Property Trust	2.1%
GPT Group	2.1%
RioCan Real Estate Investment Trust	1.6%
Mirvac Group	1.6%
Daito Trust Construction Co., Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned -3.99% at net asset value (“NAV”) for fiscal year ended March 31, 2012 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in Canada. The Fund’s position in Hong Kong created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 29, 2011, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/12

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	Dow Jones Global ex-U.S. Select Real Estate Securities Index
One Year	-3.99%	-4.32%	-4.10%	-0.95%
Three Year	25.72%	25.39%	26.17%	26.63%
Since Inception[2]	-7.01%	-7.19%	-6.91%	-7.50%
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

24	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree DEFA Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree DEFA Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Global Equity Income Index measures the performance of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Europe Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe SmallCap Dividend Index measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index measures the performance of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Global ex-U.S. Growth Index measures the stock performance of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small-capitalization companies in Japan.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Asia Pacific ex-Japan Index measures the performance of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Australia Dividend Index measures the performance of dividend-paying companies incorporated in Australia.

The WisdomTree International LargeCap Dividend Index measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International MidCap Dividend Index measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

WisdomTree International Dividend and Sector Funds	25

Description of Indexes (unaudited) (continued)

The WisdomTree International SmallCap Dividend Index measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Emerging Markets Equity Income Index measures the performance of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index measures the performance of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree International Sector Indexes which encompasses Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree Commodity Country Equity Index measures the performance of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree Global Natural Resources Index measures the performance of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree Global ex-U.S. Utilities Index measures the performance of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Global ex-U.S. Real Estate Index measures the performance of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index measures the performance of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Europe Small Cap Index measures the performance of small-capitalization stocks in the MSCI Europe Index.

The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

The MSCI AC World Index measures the performance of the world stock market indexes covered by MSCI.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI AC Asia Pacific ex-Japan Index measures the performance of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

26	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited) (continued)

The MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Australia Index measures the performance of large- and mid-capitalization segments of the Australia market.

The MSCI Japan Index is a capitalization weighted index that measures the performance of stocks in Japan.

The MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index.

The MSCI ACWI ex-U.S.A. Index measures the performance of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-U.S.A. Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby

WisdomTree International Dividend and Sector Funds	27

Description of Indexes (unaudited) (concluded)

expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

28	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/11 to 3/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend and Sector Funds	29

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Annualized Expense Ratio Based on the Period 10/01/11 to 3/31/12	Expenses Paid During the Period† 10/01/11 to 3/31/12
WisdomTree DEFA Fund
Actual	$1,000.00	$1,122.25	0.48%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$1,099.95	0.58%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,128.63	0.58%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,171.60	0.58%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,116.78	0.48%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree Global ex-U.S. Growth Fund
Actual	$1,000.00	$1,177.20	0.58%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,031.79	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,174.60	0.48%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$1,190.80	0.58%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,125.60	0.48%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,094.05	0.58%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,115.21	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,120.89	0.58%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$1,199.44	0.63%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,206.51	0.63%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,066.40	0.88%	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	0.88%	$4.45
WisdomTree International Hedged Equity Fund
Actual	$1,000.00	$1,116.27	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

30	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Annualized Expense Ratio Based on the Period 10/01/11 to 3/31/12	Expenses Paid During the Period† 10/01/11 to 3/31/12
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$1,208.16	0.58%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$1,190.91	0.58%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$1,073.00	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,166.59	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).

WisdomTree International Dividend and Sector Funds	31

Schedule of Investments

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 12.4%
Adelaide Brighton Ltd.	56,548	$169,885
AGL Energy Ltd.	22,141	338,320
Alumina Ltd.	91,077	116,524
Amalgamated Holdings Ltd.	28,798	184,966
Amcor Ltd.	65,727	506,588
AMP Ltd.	137,923	617,247
APN News & Media Ltd.	117,232	109,909
Australia & New Zealand Banking Group Ltd.	175,019	4,217,290
Automotive Holdings Group	58,063	143,158
Bank of Queensland Ltd.(a)	23,999	180,994
Bank of Queensland Ltd. Placement Shares*	4,828	36,411
Bendigo and Adelaide Bank Ltd.	35,962	288,725
BHP Billiton Ltd.	83,390	2,989,883
Billabong International Ltd.(a)	22,271	64,139
Boral Ltd.	33,914	141,587
Bradken Ltd.	15,894	141,273
Brambles Ltd.	60,355	443,926
Caltex Australia Ltd.	18,221	262,188
Campbell Brothers Ltd.	3,394	236,382
carsales.com Ltd.(a)	26,443	152,035
Coca-Cola Amatil Ltd.	37,659	486,490
Cochlear Ltd.	2,449	157,043
Commonwealth Bank of Australia	102,401	5,314,722
Computershare Ltd.	24,081	224,520
Consolidated Media Holdings Ltd.	71,709	216,175
Crown Ltd.	39,400	354,695
CSL Ltd.	16,790	624,256
CSR Ltd.	95,882	178,792
David Jones Ltd.(a)	55,111	137,592
Envestra Ltd.(b)	291,956	234,400
Fleetwood Corp., Ltd.	12,911	163,845
Flight Centre Ltd.(a)	6,591	150,215
Fortescue Metals Group Ltd.	21,271	128,027
GUD Holdings Ltd.	15,854	135,005
GWA Group Ltd.(a)	57,869	128,891
Harvey Norman Holdings Ltd.(a)	78,317	163,076
Incitec Pivot Ltd.	52,233	170,449
Insurance Australia Group Ltd.	92,504	325,820
IOOF Holdings Ltd.	31,197	186,801
Iress Market Technology Ltd.	16,774	121,639
JB Hi-Fi Ltd.(a)	8,827	100,222
Leighton Holdings Ltd.	24,066	531,532
Lend Lease Group(b)	28,442	220,100
Macquarie Group Ltd.	22,405	674,960
Metcash Ltd.	65,387	291,272
Monadelphous Group Ltd.	8,330	206,244
Myer Holdings Ltd.(a)	66,586	161,413
National Australia Bank Ltd.	140,824	3,588,809
Navitas Ltd.	29,660	109,078
New Hope Corp., Ltd.(a)	31,613	173,245
Newcrest Mining Ltd.	7,377	226,820
NIB Holdings Ltd.	145,583	223,963

OneSteel Ltd.	128,788	$165,438
Orica Ltd.	14,838	429,939
Origin Energy Ltd.	33,335	461,021
OZ Minerals Ltd.	20,469	206,959
Perpetual Ltd.	6,212	163,393
Platinum Asset Management Ltd.(a)	58,821	247,398
QBE Insurance Group Ltd.	85,508	1,255,207
Ramsay Health Care Ltd.	8,331	168,726
Rio Tinto Ltd.	7,423	502,916
Santos Ltd.	25,575	377,280
Seven West Media Ltd.(a)	38,851	157,368
Sonic Healthcare Ltd.	24,742	320,906
Suncorp Group Ltd.	58,957	513,042
TABCORP Holdings Ltd.	111,551	314,326
Tatts Group Ltd.	84,757	217,754
Telstra Corp., Ltd.	1,269,054	4,325,284
Toll Holdings Ltd.	45,786	278,426
Transfield Services Ltd.	37,714	96,893
UGL Ltd.	12,797	174,993
Wesfarmers Ltd.	53,497	1,663,714
Wesfarmers Ltd. PPS	9,006	288,290
Westpac Banking Corp.	228,736	5,187,031
Woodside Petroleum Ltd.	22,062	795,587
Woolworths Ltd.	58,858	1,584,102
WorleyParsons Ltd.	8,149	241,693
Wotif.com Holdings Ltd.(a)	21,959	104,415

Total Australia		47,693,642
Austria – 0.5%
Andritz AG(a)	1,965	192,020
Bank Austria Creditanstalt AG*†(c)	3,774	—
Oesterreichische Post AG	5,303	184,318
OMV AG	9,611	341,093
Strabag SE	5,802	176,513
Telekom Austria AG	32,950	383,156
Verbund AG(a)	5,718	173,690
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,611	203,065
Voestalpine AG	3,872	130,017

Total Austria		1,783,872
Belgium – 1.3%
Ageas	100,421	220,388
Anheuser-Busch InBev N.V.	26,484	1,932,021
Belgacom S.A.	25,061	804,474
Colruyt S.A.	4,352	174,678
Delhaize Group S.A.	2,946	154,770
Elia System Operator S.A./N.V.	6,590	278,635
EVS Broadcast Equipment S.A.	1,985	102,776
KBC Groep N.V.	8,888	222,638
Mobistar S.A.	3,494	173,788
NV Bekaert S.A.	2,460	79,131
Solvay S.A.	1,548	182,997
Tessenderlo Chemie N.V.	3,456	115,197
UCB S.A.	5,787	249,307

See Notes to Financial Statements.

32	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

Umicore S.A.	3,400	$187,020

Total Belgium		4,877,820
Denmark – 0.4%
Carlsberg A/S Class B(a)	1,303	107,523
Coloplast A/S Class B	937	162,022
D/S Norden	4,181	124,235
FLSmidth & Co. A/S(a)	1,757	123,160
H. Lundbeck A/S(a)	7,380	147,691
Novo Nordisk A/S Class B	6,311	872,676
Novozymes A/S Class B	4,813	139,999
Pandora A/S(a)	3,866	44,670

Total Denmark		1,721,976
Finland – 1.4%
Alma Media Oyj(a)	20,215	143,754
Elisa Oyj(a)	10,214	244,428
Fortum Oyj	28,356	687,263
Kone Oyj Class B	5,278	293,589
Metso Oyj(a)	5,866	250,367
Nokia Oyj	274,888	1,494,291
Nokian Renkaat Oyj	3,150	153,280
Orion Oyj Class B	9,624	189,937
Pohjola Bank PLC Class A(a)	16,235	179,555
Sampo Oyj Class A	21,711	626,535
Sanoma Oyj(a)	15,524	198,464
Stora Enso Oyj Class R	18,008	133,575
Tieto Oyj	9,180	172,250
UPM-Kymmene Oyj(a)	19,139	260,226
Wartsila Oyj Abp	7,756	292,095
YIT Oyj	6,459	138,655

Total Finland		5,458,264
France – 10.2%
Accor S.A.	7,169	255,572
Aeroports de Paris	2,618	214,552
Air Liquide S.A.	5,702	759,031
Alstom S.A.	7,385	287,760
Arkema S.A.	1,577	146,733
AXA S.A.	79,002	1,307,722
BNP Paribas S.A.	37,911	1,796,042
Bourbon S.A.	3,234	96,126
Bouygues S.A.	15,614	476,787
Cap Gemini S.A.	4,343	194,097
Carrefour S.A.	19,726	472,187
Casino Guichard Perrachon S.A.	3,661	360,289
Christian Dior S.A.	3,154	483,231
Cie de Saint-Gobain	10,230	456,176
Cie Generale des Etablissements Michelin	4,331	322,005
Cie Generale d’Optique Essilor International S.A.	3,134	278,918
CNP Assurances	26,297	409,731
Danone	13,302	926,456
Edenred	6,359	191,044
EDF S.A.	66,153	1,507,321
Eiffage S.A.	2,561	98,938
Eutelsat Communications S.A.	5,606	206,944

France Telecom S.A.	205,172	$3,034,191
GDF Suez	108,636	2,802,268
Hermes International(a)	1,019	342,847
ICADE	2,197	195,703
Imerys S.A.	2,542	154,330
Klepierre	8,678	300,469
Lafarge S.A.	10,401	495,658
Lagardere SCA	6,327	194,886
Legrand S.A.	8,230	302,383
L’Oreal S.A.	9,923	1,222,205
LVMH Moet Hennessy Louis Vuitton S.A.	6,956	1,193,577
M6-Metropole Television S.A.	10,856	195,891
Natixis	153,156	588,418
Neopost S.A.	2,496	160,280
Nexity S.A.	3,886	122,751
Pernod-Ricard S.A.	4,317	450,718
PPR	3,218	552,818
Rallye S.A.	2,797	104,945
Rexel S.A.	7,913	174,136
Safran S.A.	6,603	242,297
Sanofi	48,603	3,768,914
Schneider Electric S.A.	12,614	822,937
SCOR SE	10,689	288,392
Societe BIC S.A.	2,292	229,652
Societe d’Edition de Canal+	26,630	168,450
Societe Generale S.A.	26,019	761,076
Societe Television Francaise 1	11,016	134,685
Sodexo	3,425	280,780
Suez Environnement Co.	17,770	272,140
Technip S.A.	2,197	258,431
Total S.A.	109,502	5,576,302
Vallourec S.A.	2,287	144,666
Veolia Environnement S.A.	24,012	397,631
Vinci S.A.	17,586	915,694
Vivendi S.A.	72,682	1,331,839

Total France		39,430,022
Germany – 7.5%
Adidas AG	3,148	245,411
Aixtron SE N.A.	3,128	54,402
Allianz SE	17,107	2,038,251
Axel Springer AG	4,878	246,005
BASF SE	25,193	2,200,513
Bayer AG	17,557	1,233,096
Bayerische Motoren Werke AG	10,058	903,173
Beiersdorf AG	3,668	238,983
Bilfinger Berger SE	2,117	198,557
Celesio AG	6,539	118,167
Comdirect Bank AG	17,217	198,853
Daimler AG(a)	33,460	2,014,498
Deutsche Bank AG	13,322	661,824
Deutsche Boerse AG	7,557	508,013
Deutsche Lufthansa AG	14,946	208,888
Deutsche Post AG	51,435	988,739
Deutsche Telekom AG	229,766	2,762,075

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

E.ON AG	121,267	$2,900,383
Fielmann AG	1,643	157,732
Fraport AG Frankfurt Airport Services Worldwide	2,637	164,874
Fresenius Medical Care AG & Co. KGaA	3,614	255,750
Fresenius SE & Co. KGaA	1,941	198,748
GEA Group AG	4,988	171,776
Hannover Rueckversicherung AG	7,293	432,576
Henkel AG & Co. KGaA	4,415	275,158
Infineon Technologies AG	15,921	162,534
K+S AG	3,256	170,080
Linde AG	2,804	502,421
Merck KGaA	3,090	341,459
Metro AG	8,080	311,936
MLP AG	9,480	84,079
Muenchener Rueckversicherungs AG	8,820	1,327,839
Rheinmetall AG	3,275	193,621
RWE AG	37,053	1,766,743
SAP AG	14,376	1,002,407
Siemens AG	20,707	2,084,433
SMA Solar Technology AG(a)	1,477	66,836
Symrise AG	4,499	130,012
ThyssenKrupp AG	6,498	161,515
United Internet AG Registered Shares	6,433	121,049
Volkswagen AG	4,456	717,427
Wacker Chemie AG(a)	1,109	97,635
Wincor Nixdorf AG	1,768	86,856

Total Germany		28,705,327
Hong Kong – 5.1%
Bank of East Asia Ltd.(a)	57,800	217,383
BOC Hong Kong Holdings Ltd.	357,500	987,684
Cathay Pacific Airways Ltd.	188,000	348,202
Cheung Kong Holdings Ltd.	49,000	633,011
China Merchants Holdings International Co., Ltd.	76,000	254,508
China Mobile Ltd.	673,000	7,406,987
China Overseas Land & Investment Ltd.	128,000	243,339
China Resources Enterprise Ltd.	38,000	132,638
China Resources Power Holdings Co., Ltd.	92,000	170,397
China Unicom Hong Kong Ltd.	98,000	166,110
Citic Pacific Ltd.	69,000	116,244
CLP Holdings Ltd.	70,500	608,385
CNOOC Ltd.	859,300	1,766,413
Fosun International Ltd.	204,000	121,391
Guangdong Investment Ltd.	250,000	174,201
Hang Lung Properties Ltd.	84,000	307,805
Hang Seng Bank Ltd.	64,200	853,354
Henderson Land Development Co., Ltd.	45,000	248,358
HKT Trust and HKT Ltd.*(b)	7,543	5,868
Hong Kong & China Gas Co., Ltd.	122,260	313,366
Hong Kong Exchanges and Clearing Ltd.	23,600	396,677
Hutchison Whampoa Ltd.	79,000	789,593
Lenovo Group Ltd.	162,000	145,850
MTR Corp., Ltd.	110,500	395,659
New World Development Co., Ltd.	118,000	141,801
PCCW Ltd.	371,000	132,841

Power Assets Holdings Ltd.	63,500	$466,190
Shanghai Industrial Holdings Ltd.	46,000	141,899
Shenzhen Investment Ltd.	408,000	88,810
Shougang Fushan Resources Group Ltd.	176,000	59,619
Sino Land Co., Ltd.	160,400	256,177
Sino-Ocean Land Holdings Ltd.(a)	228,000	108,362
Sinotruk Hong Kong Ltd.(a)	119,000	68,972
SJM Holdings Ltd.	91,000	185,188
Sun Hung Kai Properties Ltd.	64,000	795,466
Television Broadcasts Ltd.	24,000	161,824
Wharf Holdings Ltd.	48,000	260,896

Total Hong Kong		19,671,468
Ireland – 0.3%
CRH PLC	27,145	553,080
DCC PLC	5,906	146,014
Dragon Oil PLC	15,169	151,234
Kerry Group PLC Class A	3,354	154,988
Paddy Power PLC	2,408	151,422

Total Ireland		1,156,738
Italy – 3.5%
A2A SpA(a)	180,376	144,484
ACEA SpA	18,829	119,556
Assicurazioni Generali SpA(a)	38,231	592,618
Atlantia SpA	25,632	424,970
Banca Carige SpA(a)	88,801	116,364
Banca Generali SpA	14,431	193,331
Banca Monte dei Paschi di Siena SpA	206,682	87,003
Credito Artigiano SpA	79,060	125,815
Enel Green Power SpA	66,575	126,338
Enel SpA	398,602	1,439,579
ENI SpA	195,281	4,574,379
ERG SpA	14,447	127,844
Hera SpA	88,225	125,713
Intesa Sanpaolo SpA	447,215	800,427
Iren SpA	116,760	99,902
Luxottica Group SpA	9,045	327,028
MARR SpA	12,446	140,219
Mediaset SpA	106,822	294,183
Mediobanca SpA	22,890	134,245
Mediolanum SpA	43,723	207,517
Pirelli & C SpA	17,385	206,512
Saipem SpA	7,006	361,347
Snam SpA	157,439	756,039
Societa Cattolica di Assicurazioni SCRL	8,579	173,312
Telecom Italia SpA	649,128	770,651
Telecom Italia SpA RSP	489,354	480,283
Terna Rete Elettrica Nazionale SpA	99,673	400,062
Unione di Banche Italiane SCPA	24,891	105,342

Total Italy		13,455,063
Japan – 14.4%
Aeon Co., Ltd.(a)	19,400	256,482
Aisin Seiki Co., Ltd.	4,800	169,498
Ajinomoto Co., Inc.	18,000	227,037

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

Asahi Glass Co., Ltd.	28,000	$238,848
Asahi Group Holdings Ltd.	7,800	173,733
Asahi Kasei Corp.	38,000	235,956
Astellas Pharma, Inc.(a)	16,000	661,036
Azbil Corp.	4,900	108,962
Bank of Saga Ltd. (The)	81,000	232,286
Bank of Yokohama Ltd. (The)	28,000	140,859
Bridgestone Corp.	8,600	209,631
Brother Industries Ltd.	9,900	134,975
Canon, Inc.	34,100	1,620,159
Chiba Bank Ltd. (The)	36,000	230,974
Chiyoda Co., Ltd.	7,900	159,354
Chubu Electric Power Co., Inc.(a)	25,100	455,670
Chugai Pharmaceutical Co., Ltd.	15,800	292,980
Chugoku Electric Power Co., Inc. (The)(a)	15,600	291,357
Circle K Sunkus Co., Ltd.	8,000	172,161
Coca-Cola West Co., Ltd.	6,900	121,659
Cosmo Oil Co., Ltd.(a)	49,000	136,946
Dai Nippon Printing Co., Ltd.(a)	31,000	318,683
Daihatsu Motor Co., Ltd.(a)	13,000	239,480
Dai-ichi Life Insurance Co., Ltd. (The)	83	115,279
Daiichi Sankyo Co., Ltd.(a)	22,200	406,800
Daikin Industries Ltd.(a)	4,900	134,148
Dainippon Sumitomo Pharma Co., Ltd.(a)	16,000	170,509
Daishi Bank Ltd. (The)	65,000	229,844
Daito Trust Construction Co., Ltd.	4,600	415,311
Daiwa House Industry Co., Ltd.	15,000	199,405
Daiwa Securities Group, Inc.	45,000	178,808
Denso Corp.	10,800	362,865
East Japan Railway Co.	7,700	487,478
Eisai Co., Ltd.(a)	12,200	487,733
Electric Power Development Co., Ltd.(a)	6,400	174,514
Ezaki Glico Co., Ltd.	15,000	180,995
FANUC Corp.	3,300	588,663
Fast Retailing Co., Ltd.	1,700	389,598
Fuji Heavy Industries Ltd.	20,000	161,614
FUJIFILM Holdings Corp.	6,700	158,025
Fujitsu Ltd.	65,000	344,371
Hakuhodo DY Holdings, Inc.(a)	3,030	191,458
Hirose Electric Co., Ltd.	400	42,238
Hisamitsu Pharmaceutical Co., Inc.(a)	3,800	181,238
Hitachi Chemical Co., Ltd.	6,900	124,929
Hitachi Ltd.	48,000	309,715
Hokkaido Electric Power Co., Inc.	11,800	174,215
Hokuhoku Financial Group, Inc.	99,000	190,072
Hokuriku Electric Power Co.	10,000	181,785
Honda Motor Co., Ltd.	23,700	905,723
Hoya Corp.	9,600	216,859
Ibiden Co., Ltd.	4,100	105,471
Idemitsu Kosan Co., Ltd.	1,400	140,349
Isuzu Motors Ltd.	29,000	170,910
Ito En Ltd.	8,200	147,968
ITOCHU Corp.	31,700	347,835
Itochu Enex Co., Ltd.	28,100	166,971

Itochu Techno-Solutions Corp.(a)	6,500	$292,636
Japan Tobacco, Inc.	145	821,071
JFE Holdings, Inc.	11,100	239,818
JGC Corp.	6,000	187,010
Joyo Bank Ltd. (The)	23,000	105,924
JS Group Corp.	7,400	155,832
JSR Corp.	7,100	143,734
Juroku Bank Ltd. (The)	65,000	225,105
JX Holdings, Inc.	65,679	409,421
Kajima Corp.(a)	49,000	150,046
Kaneka Corp.	28,000	169,779
Kansai Electric Power Co., Inc. (The)(a)	31,600	492,268
Kao Corp.(a)	13,800	364,221
Kawasaki Kisen Kaisha Ltd.*(a)	42,000	92,885
KDDI Corp.(a)	74	481,973
Kewpie Corp.	13,500	199,970
Kintetsu Corp.(a)	64,000	244,972
Kirin Holdings Co., Ltd.	24,000	312,340
Kobe Steel Ltd.	88,000	143,289
Kokuyo Co., Ltd.	25,300	189,992
Komatsu Ltd.	12,200	349,715
Konami Corp.(a)	5,000	142,536
Konica Minolta Holdings, Inc.	17,500	153,746
Kubota Corp.	31,000	299,471
Kuraray Co., Ltd.	10,900	155,099
Kyocera Corp.	3,200	294,744
Kyowa Hakko Kirin Co., Ltd.	22,000	245,944
Kyushu Electric Power Co., Inc.	16,100	230,657
Lawson, Inc.	4,800	303,882
Lion Corp.	33,000	190,072
Makita Corp.	4,000	161,371
Marubeni Corp.	42,000	304,684
Marui Group Co., Ltd.	15,800	132,475
Medipal Holdings Corp.	13,600	177,158
MEIJI Holdings Co., Ltd.	4,300	188,888
Mitsubishi Chemical Holdings Corp.	24,400	131,050
Mitsubishi Corp.(a)	33,400	779,245
Mitsubishi Electric Corp.	29,000	257,950
Mitsubishi Estate Co., Ltd.	14,000	251,097
Mitsubishi Heavy Industries Ltd.	39,000	190,036
Mitsubishi Tanabe Pharma Corp.	13,700	193,277
Mitsubishi UFJ Financial Group, Inc.(a)	361,900	1,811,809
Mitsui & Co., Ltd.(a)	50,500	832,718
Mitsui Chemicals, Inc.	40,000	122,000
Mitsui Fudosan Co., Ltd.	17,000	327,006
Mitsui O.S.K. Lines Ltd.(a)	39,000	170,606
Mizuho Financial Group, Inc.(a)	823,200	1,350,410
MS&AD Insurance Group Holdings(a)	11,530	238,040
Murata Manufacturing Co., Ltd.	1,400	83,444
Nagase & Co., Ltd.	14,900	185,401
Namco Bandai Holdings, Inc.	13,100	190,065
NEC Fielding Ltd.	6,600	86,535
Nintendo Co., Ltd.	4,700	711,040
Nippon Electric Glass Co., Ltd.	10,000	87,369

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

Nippon Express Co., Ltd.	64,000	$251,194
Nippon Steel Corp.(a)	94,000	259,287
Nippon Telegraph & Telephone Corp.(a)	36,200	1,651,753
Nippon Yusen K.K.(a)	49,000	154,809
Nissan Chemical Industries Ltd.	11,900	112,356
Nissan Motor Co., Ltd.	47,900	512,788
Nisshin Seifun Group, Inc.	12,500	152,044
Nissin Foods Holdings Co., Ltd.(a)	4,900	184,282
Nitto Denko Corp.	3,700	149,942
NKSJ Holdings, Inc.(a)	15,319	344,373
Nomura Holdings, Inc.	67,600	300,645
Nomura Research Institute Ltd.	9,300	232,006
NSK Ltd.	14,000	108,366
NTN Corp.	25,000	106,325
NTT DoCoMo, Inc.(a)	1,218	2,033,577
OJI Paper Co., Ltd.(a)	44,000	213,865
Oracle Corp.	6,600	252,227
Oriental Land Co., Ltd.	1,900	204,788
Osaka Gas Co., Ltd.	49,000	197,679
Otsuka Corp.	2,300	188,092
Otsuka Holdings Co., Ltd.	8,848	263,413
Panasonic Corp.	23,300	215,460
Park24 Co., Ltd.	17,300	234,395
Resona Holdings, Inc.	73,600	340,745
Ricoh Co., Ltd.(a)	29,000	283,675
Ryosan Co., Ltd.	4,900	99,078
Saibu Gas Co., Ltd.	49,000	132,778
Sankyo Co., Ltd.	4,400	217,073
Secom Co., Ltd.	6,500	319,886
Sega Sammy Holdings, Inc.	7,900	166,457
Sekisui House Ltd.	23,000	226,660
Seven & I Holdings Co., Ltd.	19,600	585,416
Sharp Corp.(a)	28,000	205,505
Shikoku Electric Power Co., Inc.(a)	9,300	263,648
Shin-Etsu Chemical Co., Ltd.	8,700	505,328
Shionogi & Co., Ltd.(a)	11,200	155,694
Shiseido Co., Ltd.	14,300	248,137
Shizuoka Bank Ltd. (The)	23,000	238,119
Showa Shell Sekiyu K.K.	14,800	94,956
SMC Corp.	1,000	159,912
Sony Corp.	4,900	101,459
Sony Financial Holdings, Inc.	9,252	165,264
Sumitomo Bakelite Co., Ltd.(a)	21,000	111,258
Sumitomo Chemical Co., Ltd.(a)	45,000	192,478
Sumitomo Corp.	33,800	491,218
Sumitomo Electric Industries Ltd.	15,600	214,774
Sumitomo Metal Industries Ltd.	154,000	312,510
Sumitomo Metal Mining Co., Ltd.	17,000	240,245
Sumitomo Mitsui Financial Group, Inc.(a)	47,600	1,575,002
Sumitomo Mitsui Trust Holdings, Inc.	64,070	205,535
Sumitomo Realty & Development Co., Ltd.	8,000	193,936
Suzuken Co., Ltd.	6,500	201,568
T&D Holdings, Inc.	19,000	221,411
Taisei Corp.	64,000	167,981

Takeda Pharmaceutical Co., Ltd.(a)	29,900	$1,324,327
TDK Corp.(a)	3,200	182,368
Tokio Marine Holdings, Inc.	11,700	322,871
Tokyo Electron Ltd.	4,700	270,423
Tokyo Gas Co., Ltd.	49,000	232,213
TonenGeneral Sekiyu K.K.	26,000	240,744
Toppan Forms Co., Ltd.	21,900	201,982
Toppan Printing Co., Ltd.(a)	36,000	282,593
Toshiba Corp.	49,000	216,732
Toyota Motor Corp.	40,900	1,774,263
Toyota Tsusho Corp.(a)	10,200	208,846
Trend Micro, Inc.	6,400	197,767
USS Co., Ltd.(a)	2,060	210,018
Yahoo! Japan Corp.(a)	761	247,641
Yamato Holdings Co., Ltd.	12,800	198,933

Total Japan		55,437,341
Netherlands – 1.9%
Akzo Nobel N.V.	5,663	333,858
ASML Holding N.V.	6,422	320,536
European Aeronautic Defence and Space Co. N.V.	7,541	308,350
Exact Holding N.V.(a)	3,013	71,020
Fugro N.V. CVA	2,595	184,607
Heineken Holding N.V.	5,613	262,367
Heineken N.V.	8,397	466,022
Koninklijke Ahold N.V.	26,513	366,843
Koninklijke Boskalis Westminster N.V.	4,438	166,457
Koninklijke DSM N.V.	4,700	271,546
Koninklijke KPN N.V.	102,596	1,126,900
Koninklijke Philips Electronics N.V.	32,822	664,378
PostNL N.V.	31,052	191,459
Randstad Holding N.V.	6,065	228,492
Reed Elsevier N.V.	19,071	243,200
STMicroelectronics N.V.	27,264	222,928
Unilever N.V. CVA	51,458	1,748,456
Wolters Kluwer N.V.	12,613	238,514

Total Netherlands		7,415,933
New Zealand – 0.3%
Auckland International Airport Ltd.	141,721	285,688
Telecom Corp. of New Zealand Ltd.	145,557	289,246
Vector Ltd.	115,960	246,111
Warehouse Group Ltd. (The)	71,662	163,838

Total New Zealand		984,883
Norway – 2.0%
ABG Sundal Collier Holding ASA	171,468	148,500
Aker ASA Class A	7,383	241,395
Aker Solutions ASA	7,949	134,271
DNB ASA	66,112	848,414
Fred Olsen Energy ASA	7,460	292,041
Gjensidige Forsikring ASA	31,211	367,974
Marine Harvest ASA	672,830	346,792
Norsk Hydro ASA	36,512	198,497
Orkla ASA	46,797	369,680
SpareBank 1 SMN	37,676	241,748

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

Statoil ASA	115,526	$3,131,165
Telenor ASA	57,465	1,063,859
Veidekke ASA	18,110	153,667
Yara International ASA	4,177	198,889

Total Norway		7,736,892
Portugal – 0.4%
Banco Espirito Santo S.A.	66,688	121,668
Brisa Auto-Estradas de Portugal S.A.	47,465	168,768
Cimpor Cimentos de Portugal, SGPS, S.A.	28,818	191,885
EDP-Energias de Portugal S.A.	196,323	570,208
Mota-Engil, SGPS, S.A.	59,405	96,276
Portugal Telecom, SGPS, S.A.	67,157	364,797
Sonae	183,538	109,010
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	28,909	98,170

Total Portugal		1,720,782
Singapore – 2.2%
Cityspring Infrastructure Trust	393,000	120,336
DBS Group Holdings Ltd.	48,000	541,329
Fraser and Neave Ltd.	49,000	261,105
Jardine Cycle & Carriage Ltd.	11,000	422,468
Keppel Corp., Ltd.	49,100	429,164
Keppel Land Ltd.(a)	81,000	223,542
M1 Ltd.	88,000	177,771
Oversea-Chinese Banking Corp., Ltd.	94,000	666,863
Sakari Resources Ltd.	49,000	90,802
SATS Ltd.	79,000	156,448
SembCorp Industries Ltd.	49,000	205,766
SembCorp Marine Ltd.(a)	94,000	394,735
SIA Engineering Co., Ltd.	97,000	310,900
Singapore Airlines Ltd.	30,000	256,969
Singapore Exchange Ltd.	48,000	264,938
Singapore Press Holdings Ltd.	117,000	364,767
Singapore Technologies Engineering Ltd.	152,000	392,890
Singapore Telecommunications Ltd.	562,000	1,407,961
StarHub Ltd.	122,000	300,791
United Overseas Bank Ltd.	48,000	700,521
UOB-Kay Hian Holdings Ltd.	172,000	231,185
Venture Corp., Ltd.	28,000	189,732
Wilmar International Ltd.	48,000	187,060
Yangzijiang Shipbuilding Holdings Ltd.	136,000	143,858

Total Singapore		8,441,901
Spain – 5.3%
Abertis Infraestructuras, S.A.	13,915	236,543
Acciona S.A.	2,517	175,505
Acerinox S.A.	14,005	179,734
ACS Actividades de Construccion y Servicios, S.A.	17,379	444,126
Antena 3 de Television S.A.	22,457	133,979
Banco Bilbao Vizcaya Argentaria S.A.(a)	183,373	1,457,128
Banco de Sabadell S.A.	66,699	181,377
Banco Espanol de Credito S.A.(a)	43,464	208,024
Banco Popular Espanol S.A.(a)	41,799	149,735
Banco Popular Espanol S.A. Temp Line*(a)	504	1,806

Banco Santander S.A.	535,612	$4,115,593
Bolsas y Mercados Espanoles S.A.	8,942	228,873
CaixaBank(a)	174,857	679,710
Duro Felguera S.A.	18,869	122,373
Enagas S.A.	11,376	218,606
Endesa S.A.	38,840	772,745
Ferrovial S.A.	32,770	376,088
Fomento de Construcciones y Contratas S.A.(a)	9,124	203,520
Gas Natural SDG S.A.	44,490	709,783
Iberdrola S.A.	236,344	1,339,845
Inditex S.A.	11,422	1,092,431
Indra Sistemas S.A.(a)	11,162	136,574
Mapfre S.A.(a)	157,455	506,174
Mediaset Espana Comunicacion S.A.	25,367	145,259
Red Electrica Corp. S.A.	4,677	228,519
Repsol YPF S.A.	38,651	968,179
Tecnicas Reunidas S.A.	2,769	115,178
Telefonica S.A.	305,363	4,995,718
Zardoya Otis S.A.	21,632	279,719

Total Spain		20,402,844
Sweden – 3.5%
Alfa Laval AB	12,164	249,500
Assa Abloy AB Class B	9,519	298,107
Atlas Copco AB Class A	27,703	668,427
Axis Communications AB	4,355	117,484
Billerud AB	14,523	134,060
Boliden AB	12,989	203,389
Electrolux AB Series B(a)	11,670	246,051
Fabege AB	18,401	158,210
Hennes & Mauritz AB Class B	57,054	2,058,479
Husqvarna AB Class B(a)	23,752	142,862
Intrum Justitia AB	11,225	186,087
Kinnevik Investment AB Class B	9,776	226,744
NCC AB Class B	7,985	167,875
Nordea Bank AB(a)	121,827	1,104,372
Peab AB	29,275	149,125
Ratos AB Class B(a)	14,270	197,533
Sandvik AB	29,835	429,403
Scania AB Class B	23,707	491,622
Securitas AB Class B	21,891	210,486
Skandinaviska Enskilda Banken AB Class A(a)	58,123	411,701
Skanska AB Class B	21,768	376,286
SKF AB Class B	11,516	280,292
SSAB AB Class B(a)	11,638	94,976
Svenska Cellulosa AB Class B(a)	25,164	434,611
Svenska Handelsbanken AB Class A(a)	23,479	746,264
Swedbank AB Class A(a)	16,534	256,157
Swedish Match AB	6,713	266,482
Tele2 AB Class B	18,656	379,567
Telefonaktiebolaget LM Ericsson Class B	69,590	718,936
TeliaSonera AB	199,903	1,390,058
Volvo AB Class A	44,519	645,777

Total Sweden		13,440,923

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

Switzerland – 7.0%
ABB Ltd.*	51,359	$1,052,352
Actelion Ltd.*	2,977	108,692
Adecco S.A.*	4,101	214,612
Baloise Holding AG	2,772	222,962
Bank Sarasin & Cie AG Class B	2,198	68,821
Cie Financiere Richemont S.A. Class A	3,652	228,692
Credit Suisse Group AG	33,397	950,716
GAM Holding AG*	10,468	152,298
Geberit AG*	1,378	287,995
Holcim Ltd.*	6,150	400,769
Kuehne + Nagel International AG	2,611	352,717
Lonza Group AG*	1,818	93,852
Nestle S.A.	94,624	5,946,388
Novartis AG	88,977	4,918,173
Partners Group Holding AG	1,363	265,558
Roche Holding AG - Genusschein	29,991	5,212,797
Schindler Holding AG Participating Shares	2,269	272,626
SGS S.A.	293	569,240
Sulzer AG	1,123	159,408
Swatch Group AG (The)	3,649	292,897
Swiss Re AG*	16,179	1,031,940
Swisscom AG(a)	2,675	1,079,944
Syngenta AG*	1,898	655,381
Vontobel Holding AG	7,639	193,542
Zurich Financial Services AG*	8,700	2,335,144

Total Switzerland		27,067,516
United Kingdom – 19.6%
Aberdeen Asset Management PLC	55,683	228,647
Admiral Group PLC	11,869	225,099
AMEC PLC	10,319	182,678
Amlin PLC	36,529	192,485
Anglo American PLC	15,553	580,740
Antofagasta PLC	46,126	848,999
Ashmore Group PLC	36,228	212,721
Associated British Foods PLC	18,233	355,408
AstraZeneca PLC	64,231	2,851,952
Aviva PLC	149,333	790,949
BAE Systems PLC	170,031	814,730
Balfour Beatty PLC	41,749	190,441
Barclays PLC	222,522	836,395
Berendsen PLC	23,482	195,846
BG Group PLC	30,960	716,273
BHP Billiton PLC	42,719	1,301,951
BP PLC	320,026	2,365,118
British American Tobacco PLC	73,925	3,721,172
British Land Co. PLC	25,059	192,143
British Sky Broadcasting Group PLC	38,487	415,690
BT Group PLC	244,414	884,120
Burberry Group PLC	6,595	157,741
Cable & Wireless Communications PLC	362,044	186,783
Cable & Wireless Worldwide PLC	251,071	136,391
Capita PLC	18,742	219,347
Carillion PLC	31,160	148,561

Carnival PLC	4,101	$130,916
Centrica PLC	196,677	994,258
Close Brothers Group PLC	16,482	206,723
Compass Group PLC	49,345	516,803
Cookson Group PLC	20,440	225,667
Croda International PLC	14,835	499,177
Daily Mail & General Trust PLC Class A	21,018	151,621
De La Rue PLC	9,065	130,352
Diageo PLC	66,993	1,608,247
Drax Group PLC	27,437	238,695
DS Smith PLC	72,548	207,601
Electrocomponents PLC	32,922	130,346
Eurasian Natural Resources Corp. PLC	30,578	289,472
Fidessa Group PLC	3,901	103,153
Firstgroup PLC	38,150	144,888
Fresnillo PLC	15,279	390,104
G4S PLC	48,313	210,349
GKN PLC	51,141	168,405
GlaxoSmithKline PLC	232,017	5,176,899
Halfords Group PLC	20,332	100,900
Hammerson PLC	29,664	196,976
Hays PLC	118,237	159,348
Home Retail Group PLC(a)	81,229	147,953
HSBC Holdings PLC	555,132	4,920,867
ICAP PLC	30,126	189,070
IG Group Holdings PLC	23,875	171,658
IMI PLC	11,248	174,773
Imperial Tobacco Group PLC	36,438	1,475,847
Inmarsat PLC	19,087	140,374
Intercontinental Hotels Group PLC	8,569	198,932
International Power PLC	112,461	727,723
Investec PLC	23,557	143,891
J. Sainsbury PLC	79,750	396,660
John Wood Group PLC	9,484	108,572
Johnson Matthey PLC	5,854	220,643
Kazakhmys PLC	7,457	108,183
Kesa Electricals PLC	44,844	50,155
Kingfisher PLC	63,655	311,929
Ladbrokes PLC	62,513	159,908
Legal & General Group PLC	233,957	488,563
Logica PLC	81,783	130,146
London & Stamford Property PLC	100,127	176,616
London Stock Exchange Group PLC	10,479	173,121
Man Group PLC	161,263	347,323
Marks & Spencer Group PLC	64,325	389,518
Meggitt PLC	28,961	186,894
Melrose PLC	23,643	159,829
Mondi PLC	15,991	150,615
N. Brown Group PLC	26,662	98,830
National Grid PLC	151,270	1,523,866
Next PLC	6,371	303,648
Old Mutual PLC	168,645	427,352
Pearson PLC	25,866	481,464
Premier Farnell PLC	27,886	95,615

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree DEFA Fund (DWM)

March 31, 2012

Investments	Shares	Value

Provident Financial PLC	12,447	$227,907
Prudential PLC	73,821	881,658
Reckitt Benckiser Group PLC	21,317	1,203,313
Reed Elsevier PLC	45,038	399,375
Rexam PLC	29,005	198,393
Rio Tinto PLC	21,094	1,161,404
Royal Dutch Shell PLC Class A	134,657	4,697,763
Royal Dutch Shell PLC Class B	106,998	3,760,179
RSA Insurance Group PLC(a)	218,196	364,659
SABMiller PLC	29,492	1,182,498
Sage Group PLC (The)	50,032	239,176
Segro PLC	45,417	170,383
Severn Trent PLC	11,385	280,860
Smith & Nephew PLC	15,383	155,703
Smiths Group PLC	13,752	231,148
SSE PLC	40,901	868,496
Standard Chartered PLC	53,912	1,343,752
Standard Life PLC	108,458	398,044
Tate & Lyle PLC	54,707	616,227
TESCO PLC	241,773	1,274,767
Travis Perkins PLC	13,590	234,288
TUI Travel PLC	62,822	197,034
Unilever PLC	43,483	1,433,964
United Utilities Group PLC	33,946	326,237
Vedanta Resources PLC	4,606	90,371
Vodafone Group PLC	2,372,856	6,528,501
Weir Group PLC (The)	4,037	113,780
WH Smith PLC	18,169	158,211
Whitbread PLC	6,113	180,104
William Hill PLC	36,738	153,437
WM Morrison Supermarkets PLC	77,043	366,825
Xstrata PLC	19,500	332,748

Total United Kingdom		75,485,023
TOTAL COMMON STOCKS (Cost: $388,834,721)		382,088,230
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International Dividend ex-Financials Fund(a)(d)
(Cost: $387,001)	9,299	388,791
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.9%
MONEY MARKET FUND – 8.9%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e)
(Cost: $34,221,578)(f)	34,221,578	34,221,578
TOTAL INVESTMENTS IN SECURITIES – 108.2% (Cost: $423,443,300)		416,698,599
Liabilities in Excess of Foreign Currency and Other Assets – (8.2)%		(31,496,183)

NET ASSETS – 100.0%		$385,202,416

PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Escrow security — additional shares issued as a result of a corporate action.

(d)	Affiliated company (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(f)	At March 31, 2012, the total market value of the Fund’s securities on loan was $32,206,996 and the total market value of the collateral held by the Fund was $34,221,578.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.0%
Australia – 17.2%
Adelaide Brighton Ltd.	29,615	$88,971
Aditya Birla Minerals Ltd.	55,968	41,456
AGL Energy Ltd.	14,194	216,888
Alumina Ltd.	62,654	80,159
Amcor Ltd.	47,486	365,997
AMP Ltd.	113,946	509,943
APN News & Media Ltd.	51,833	48,595
Australia & New Zealand Banking Group Ltd.	137,297	3,308,334
Automotive Holdings Group	24,543	60,512
Bank of Queensland Ltd.(a)	12,450	93,894
Bank of Queensland Ltd. Placement Shares*	2,692	20,302
Bendigo and Adelaide Bank Ltd.	21,240	170,528
Billabong International Ltd.(a)	11,778	33,920
Boral Ltd.	19,954	83,305
Bradken Ltd.	6,851	60,895
Brambles Ltd.	43,707	321,476
Brickworks Ltd.	5,440	60,751
Cabcharge Australia Ltd.	5,134	32,071
Caltex Australia Ltd.	11,405	164,110
Cardno Ltd.	10,024	72,587
carsales.com Ltd.(a)	11,811	67,908
Coca-Cola Amatil Ltd.	27,273	352,321
Cochlear Ltd.	1,341	85,992
Commonwealth Bank of Australia	77,660	4,030,637
Computershare Ltd.	16,189	150,939
Consolidated Media Holdings Ltd.	34,238	103,214
Crown Ltd.	28,894	260,115
CSR Ltd.	47,244	88,096
David Jones Ltd.(a)	33,888	84,606
DuluxGroup Ltd.(a)	19,134	59,069
Envestra Ltd.(b)	102,973	82,673
Fairfax Media Ltd.(a)	67,935	51,024
FKP Property Group(b)	122,070	62,597
Fleetwood Corp., Ltd.	5,351	67,906
Flight Centre Ltd.(a)	3,601	82,070
GrainCorp Ltd.	6,693	62,749
GUD Holdings Ltd.	6,182	52,643
GWA Group Ltd.(a)	19,667	43,804
Harvey Norman Holdings Ltd.(a)	49,511	103,095
Hills Holdings Ltd.	20,826	23,193
Insurance Australia Group Ltd.	72,969	257,013
IOOF Holdings Ltd.	14,473	86,661
Iress Market Technology Ltd.	6,613	47,955
JB Hi-Fi Ltd.(a)	4,974	56,475
Kingsgate Consolidated Ltd.	5,565	36,896
Leighton Holdings Ltd.	17,305	382,206
Lend Lease Group(b)	18,070	139,835
Macquarie Group Ltd.	17,436	525,267
Metcash Ltd.	42,296	188,411
Monadelphous Group Ltd.	3,868	95,769
Myer Holdings Ltd.(a)	41,646	100,955
National Australia Bank Ltd.	108,141	2,755,904

Navitas Ltd.	15,595	$57,353
NIB Holdings Ltd.	39,061	60,091
OneSteel Ltd.	83,039	106,670
Orica Ltd.	11,650	337,565
Origin Energy Ltd.	24,999	345,734
OZ Minerals Ltd.	13,986	141,411
Perpetual Ltd.	3,158	83,064
Platinum Asset Management Ltd.(a)	31,119	130,885
Primary Health Care Ltd.	16,817	49,826
QBE Insurance Group Ltd.	66,692	978,999
Ramsay Health Care Ltd.	4,241	85,892
SAI Global Ltd.	5,502	28,499
Salmat Ltd.(a)	14,599	35,541
Seven West Media Ltd.(a)	22,178	89,833
Sonic Healthcare Ltd.	15,669	203,228
Suncorp Group Ltd.	46,472	404,398
TABCORP Holdings Ltd.	81,184	228,759
Tatts Group Ltd.	51,688	132,794
Telstra Corp., Ltd.	954,045	3,251,647
Toll Holdings Ltd.	28,756	174,866
Transfield Services Ltd.	17,237	44,285
UGL Ltd.(a)	7,126	97,445
Wesfarmers Ltd.	41,310	1,284,708
Westpac Banking Corp.	174,498	3,957,080
Woolworths Ltd.	44,727	1,203,781
WorleyParsons Ltd.	5,964	176,888
Wotif.com Holdings Ltd.(a)	11,354	53,988

Total Australia		30,167,922
Austria – 0.2%
Bank Austria Creditanstalt AG*†(c)	3,058	—
Oesterreichische Post AG	2,838	98,642
Telekom Austria AG	22,389	260,348

Total Austria		358,990
Belgium – 0.7%
Ageas	73,831	162,033
Belgacom S.A.	18,326	588,276
Cie Maritime Belge S.A.	2,217	52,641
Cofinimmo	813	99,822
Elia System Operator S.A./N.V.	2,212	93,527
EVS Broadcast Equipment S.A.	890	46,081
Mobistar S.A.	2,098	104,352
Tessenderlo Chemie N.V.	1,288	42,932

Total Belgium		1,189,664
Denmark – 0.0%
D/S Norden	1,779	52,862
Finland – 1.9%
Alma Media Oyj(a)	6,197	44,068
Elisa Oyj	4,961	118,720
Fortum Oyj	23,003	557,522
Kemira Oyj	3,905	51,743
Kesko Oyj Class B	1,431	46,365
Metso Oyj(a)	3,773	161,035

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2012

Investments	Shares	Value

Nokia Oyj	217,142	$1,180,384
Pohjola Bank PLC Class A	9,219	101,960
Rautaruukki Oyj(a)	3,413	35,770
Sampo Oyj Class A	17,164	495,318
Sanoma Oyj(a)	8,647	110,546
Tieto Oyj(a)	3,708	69,576
Tikkurila Oyj	2,365	44,754
UPM-Kymmene Oyj(a)	13,544	184,153
Uponor Oyj(a)	3,573	41,110

Total Finland		3,243,024
France – 11.8%
AXA S.A.	63,344	1,048,535
BNP Paribas S.A.	29,244	1,385,441
Bouygues S.A.	11,490	350,857
Casino Guichard Perrachon S.A.	2,650	260,793
CNP Assurances	19,041	296,676
EDF S.A.	47,432	1,080,756
Euler Hermes S.A.	1,362	106,831
France Telecom S.A.	154,539	2,285,404
GDF Suez	82,948	2,139,646
ICADE	1,318	117,404
Klepierre	5,340	184,893
Lafarge S.A.	7,651	364,608
Lagardere SCA	4,054	124,872
M6-Metropole Television S.A.	5,530	99,786
Natixis	112,180	430,990
Neopost S.A.	1,352	86,818
Nexity S.A.	1,873	59,164
Rallye S.A.	1,327	49,790
Sanofi	37,507	2,908,476
SCOR SE	6,881	185,651
Societe d’Edition de Canal +	8,017	50,712
Societe Generale S.A.	19,444	568,752
Societe Television Francaise 1	6,286	76,855
Suez Environnement Co.	13,562	207,696
Total S.A.	84,703	4,313,433
Veolia Environnement S.A.	17,818	295,061
Vinci S.A.	13,131	683,724
Vivendi S.A.	57,764	1,058,479

Total France		20,822,103
Germany – 6.7%
Allianz SE	13,145	1,566,190
Axel Springer AG	2,996	151,093
Bilfinger Berger SE	1,178	110,487
Comdirect Bank AG(a)	5,217	60,255
Daimler AG(a)	25,118	1,512,258
Deutsche Boerse AG	4,768	320,525
Deutsche Lufthansa AG	10,695	149,475
Deutsche Post AG	37,463	720,154
Deutsche Telekom AG	175,995	2,115,681
E.ON AG	93,197	2,229,023
Hannover Rueckversicherung AG	4,877	289,274
MLP AG	5,863	52,000

Muenchener Rueckversicherungs AG	7,034	$1,058,959
RWE AG	28,174	1,343,379
SMA Solar Technology AG(a)	912	41,269

Total Germany		11,720,022
Hong Kong – 4.8%
BOC Hong Kong Holdings Ltd.	271,000	748,706
Cathay Pacific Airways Ltd.	144,000	266,708
China Mobile Ltd.	504,500	5,552,489
CLP Holdings Ltd.	47,024	405,797
Guangdong Investment Ltd.	158,000	110,095
Hang Seng Bank Ltd.	51,418	683,454
HKT Trust and HKT Ltd.*(b)	4,413	3,433
Hopewell Holdings Ltd.	35,000	96,020
PCCW Ltd.	209,000	74,835
Power Assets Holdings Ltd.	45,518	334,174
Shanghai Industrial Holdings Ltd.	34,000	104,881
Shenzhen Investment Ltd.	196,000	42,664
Television Broadcasts Ltd.	9,000	60,684

Total Hong Kong		8,483,940
Ireland – 0.2%
CRH PLC	19,531	397,944
Italy – 4.1%
A2A SpA(a)	112,480	90,098
ACEA SpA	7,642	48,523
Atlantia SpA	17,894	296,677
Banca Carige SpA(a)	41,593	54,503
Banca Generali SpA	4,968	66,556
Banca Popolare di Milano SCRL	46,382	25,769
Banca Popolare di Sondrio SCRL	7,580	55,519
Enel SpA	306,460	1,106,802
ENI SpA	151,016	3,537,489
ERG SpA	4,559	40,343
Fiat SpA RSP	7,638	41,825
Geox SpA(a)	9,931	32,402
Gruppo Editoriale L’Espresso SpA(a)	20,081	28,346
Hera SpA	35,238	50,211
Intesa Sanpaolo SpA RSP	35,421	54,576
Iren SpA	50,498	43,207
Mediaset SpA	74,063	203,966
Mediolanum SpA	21,009	99,713
Recordati SpA	5,520	41,901
Snam SpA	121,238	582,198
Societa Cattolica di Assicurazioni SCRL	2,528	51,070
Telecom Italia SpA RSP	286,850	281,533
Terna Rete Elettrica Nazionale SpA	71,410	286,621

Total Italy		7,119,848
Japan – 5.1%
Astellas Pharma, Inc.(a)	10,900	450,331
Azbil Corp.	1,900	42,250
Chiyoda Co., Ltd.	5,600	112,959
Chubu Electric Power Co., Inc.(a)	23,200	421,177
Chugoku Electric Power Co., Inc. (The)(a)	10,000	186,767

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2012

Investments	Shares	Value

Daiichi Sankyo Co., Ltd.(a)	17,400	$318,843
Daito Trust Construction Co., Ltd.	1,600	144,456
Eisai Co., Ltd.(a)	8,600	343,812
Electric Power Development Co., Ltd.(a)	5,500	149,973
Hokkaido Electric Power Co., Inc.	7,200	106,300
Hokuriku Electric Power Co.	6,900	125,432
Hoya Corp.	10,100	228,154
Inaba Denki Sangyo Co., Ltd.	1,600	48,295
IT Holdings Corp.	4,400	51,755
Kansai Electric Power Co., Inc. (The)(a)	26,000	405,031
Kyushu Electric Power Co., Inc.	16,000	229,224
Lawson, Inc.	2,000	126,618
Mizuho Financial Group, Inc.(a)	633,000	1,038,398
Moshi Moshi Hotline, Inc.	7,600	76,374
NEC Fielding Ltd.	6,300	82,602
Nintendo Co., Ltd.	2,600	393,341
Nippon Suisan Kaisha Ltd.(a)	8,900	30,498
NKSJ Holdings, Inc.(a)	10,498	235,996
NSD Co., Ltd.	7,500	69,719
Onward Holdings Co., Ltd.(a)	2,000	16,404
Oracle Corp.	5,900	225,475
Park24 Co., Ltd.	7,000	94,842
Plenus Co., Ltd.	5,400	98,230
Ricoh Co., Ltd.(a)	13,000	127,164
Ryosan Co., Ltd.	2,000	40,440
Saibu Gas Co., Ltd.	18,000	48,776
Shikoku Electric Power Co., Inc.(a)	6,700	189,940
Shiseido Co., Ltd.(a)	9,000	156,170
Sumitomo Mitsui Financial Group, Inc.(a)	35,800	1,184,560
Taiyo Holdings Co., Ltd.(a)	1,400	37,767
Takasago Thermal Engineering Co., Ltd.(a)	8,200	64,169
Takeda Pharmaceutical Co., Ltd.(a)	23,700	1,049,717
Tokai Tokyo Financial Holdings, Inc.	16,000	60,077
TonenGeneral Sekiyu K.K.	10,000	92,594
Toppan Forms Co., Ltd.	5,300	48,881
Toyo Corp.	800	8,749

Total Japan		8,962,260
Netherlands – 1.9%
CSM	1,786	32,025
Delta Lloyd N.V.	4,358	76,491
Exact Holding N.V.	1,901	44,809
Koninklijke Boskalis Westminster N.V.	2,251	84,429
Koninklijke KPN N.V.	77,206	848,020
Koninklijke Philips Electronics N.V.	24,440	494,710
PostNL N.V.	18,143	111,866
Reed Elsevier N.V.	19,154	244,259
Unilever N.V. CVA	38,271	1,300,384
Wolters Kluwer N.V.	7,432	140,540

Total Netherlands		3,377,533
New Zealand – 0.4%
Air New Zealand Ltd.	94,082	65,531
Auckland International Airport Ltd.	48,276	97,317
Contact Energy Ltd.*	11,641	45,121

Fisher & Paykel Healthcare Corp., Ltd.	24,614	$45,181
Sky Network Television Ltd.	13,505	57,325
SKYCITY Entertainment Group Ltd.	26,360	85,107
Telecom Corp. of New Zealand Ltd.	102,472	203,629
Vector Ltd.	47,348	100,490
Warehouse Group Ltd. (The)	20,356	46,539

Total New Zealand		746,240
Norway – 3.0%
ABG Sundal Collier Holding ASA	51,532	44,629
Aker ASA Class A	3,924	128,299
Austevoll Seafood ASA	8,955	34,225
DNB ASA	56,282	722,266
Fred Olsen Energy ASA	4,924	192,763
Gjensidige Forsikring ASA	21,587	254,508
Leroey Seafood Group ASA	2,337	38,513
Marine Harvest ASA	460,890	237,553
Orkla ASA	33,564	265,144
SpareBank 1 SMN	7,243	46,475
SpareBank 1 SR Bank ASA(a)	6,871	49,388
Statoil ASA	89,539	2,426,825
Telenor ASA	43,688	808,803
Veidekke ASA	6,749	57,266

Total Norway		5,306,657
Portugal – 0.7%
Banco Espirito Santo S.A.	40,229	73,395
Brisa Auto-Estradas de Portugal S.A.(a)	30,602	108,810
Cimpor Cimentos de Portugal, SGPS, S.A.	18,043	120,139
EDP-Energias de Portugal S.A.	151,909	441,210
Mota-Engil, SGPS, S.A.	24,955	40,444
Portugal Telecom, SGPS, S.A.	50,769	275,777
REN – Redes Energeticas Nacionais S.A.	21,726	65,677
Sonae	89,549	53,187
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	9,777	33,201

Total Portugal		1,211,840
Singapore – 2.0%
ComfortDelGro Corp., Ltd.	64,000	79,405
Keppel Land Ltd.(a)	59,000	162,827
K-Green Trust	52,000	40,943
M1 Ltd.	50,000	101,006
SATS Ltd.	52,000	102,979
SembCorp Marine Ltd.(a)	89,000	373,738
SIA Engineering Co., Ltd.	19,000	60,898
Singapore Exchange Ltd.	20,000	110,391
Singapore Post Ltd.	71,000	57,597
Singapore Press Holdings Ltd.	78,000	243,178
Singapore Technologies Engineering Ltd.	95,000	245,556
Singapore Telecommunications Ltd.	445,000	1,114,845
SMRT Corp., Ltd.	56,000	77,274
StarHub Ltd.	77,000	189,844
United Overseas Bank Ltd.	29,000	423,231
UOB-Kay Hian Holdings Ltd.	60,000	80,646
Venture Corp., Ltd.	8,000	54,209

Total Singapore		3,518,567

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2012

Investments	Shares	Value

Spain – 7.9%
Acciona S.A.	1,604	$111,843
Acerinox S.A.	8,464	108,623
ACS Actividades de Construccion y Servicios, S.A.(a)	12,403	316,963
Almirall S.A.	5,827	50,672
Antena 3 de Television S.A.(a)	11,627	69,367
Banco Bilbao Vizcaya Argentaria S.A.(a)	140,522	1,116,623
Banco de Sabadell S.A.(a)	55,694	151,450
Banco Espanol de Credito S.A.(a)	23,520	112,570
Banco Santander S.A.	406,767	3,125,560
Bolsas y Mercados Espanoles S.A.	4,750	121,577
CaixaBank(a)	130,978	509,142
Caja de Ahorros del Mediterraneo(a)	6,353	11,337
Duro Felguera S.A.	6,916	44,853
Enagas S.A.	6,984	134,208
Endesa S.A.	28,671	570,427
Ferrovial S.A.	21,734	249,432
Fomento de Construcciones y Contratas S.A.(a)	5,444	121,434
Gas Natural SDG S.A.	32,660	521,050
Iberdrola S.A.	182,027	1,031,919
Indra Sistemas S.A.(a)	6,084	74,442
Mapfre S.A.(a)	105,169	338,089
Mediaset Espana Comunicacion S.A.	15,342	87,853
Red Electrica Corp. S.A.	3,063	149,658
Repsol YPF S.A.	31,315	784,418
Telefonica S.A.	234,825	3,841,721
Zardoya Otis S.A.	12,846	166,109

Total Spain		13,921,340
Sweden – 3.0%
Axfood AB	1,775	63,613
Bilia AB Class A	3,209	63,234
Billerud AB	5,868	54,167
Boliden AB	9,654	151,168
Castellum AB	4,423	55,560
Electrolux AB Series B(a)	7,717	162,705
Fabege AB(a)	5,982	51,433
Hakon Invest AB	6,581	113,760
Hennes & Mauritz AB Class B	43,465	1,568,195
Hoganas AB Class B	1,544	56,195
Intrum Justitia AB	4,105	68,052
Investment AB Oresund*	3,525	56,578
Loomis AB Class B	4,078	58,078
NCC AB Class B	3,547	74,571
Nordea Bank AB(a)	98,788	895,521
Peab AB	11,498	58,570
Ratos AB Class B(a)	7,642	105,785
Securitas AB Class B	10,846	104,286
Skanska AB Class B	13,614	235,334
Tele2 AB Class B	12,681	258,002
TeliaSonera AB	154,246	1,072,575

Total Sweden		5,327,382

Switzerland – 6.1%
Baloise Holding AG	1,540	$123,868
Mobilezone Holding AG	5,111	57,961
Novartis AG	65,894	3,642,268
Roche Holding AG - Genusschein	19,258	3,347,272
SGS S.A.	139	270,049
Swiss Re AG*	12,178	776,746
Swisscom AG(a)	1,603	647,159
Vontobel Holding AG	2,331	59,058
Zurich Financial Services AG*	6,712	1,801,550

Total Switzerland		10,725,931
United Kingdom – 21.3%
Aberdeen Asset Management PLC	29,507	121,162
Admiral Group PLC	7,173	136,038
Amlin PLC	18,319	96,530
Antofagasta PLC	36,953	680,160
Ashmore Group PLC	17,478	102,626
AstraZeneca PLC	49,218	2,185,352
Aviva PLC	109,916	582,175
BAE Systems PLC	127,036	608,712
Balfour Beatty PLC	19,769	90,178
BBA Aviation PLC	17,345	59,306
Berendsen PLC	2,695	22,477
British American Tobacco PLC	56,908	2,864,585
British Land Co. PLC	23,339	178,954
Britvic PLC	8,907	54,747
BT Group PLC	176,042	636,798
Cable & Wireless Communications PLC	205,777	106,163
Cable & Wireless Worldwide PLC	151,709	82,414
Carillion PLC	12,058	57,489
Centrica PLC	147,912	747,737
Close Brothers Group PLC	5,856	73,448
Daily Mail & General Trust PLC Class A	9,348	67,435
Dairy Crest Group PLC	12,190	64,876
De La Rue PLC	4,606	66,233
Drax Group PLC	15,733	136,873
Electrocomponents PLC	9,214	36,480
Fidessa Group PLC	1,864	49,289
Firstgroup PLC	19,553	74,259
GlaxoSmithKline PLC	177,494	3,960,350
Greene King PLC	7,379	60,482
Halfords Group PLC	9,241	45,859
Hays PLC	56,728	76,452
Home Retail Group PLC	46,644	84,959
HSBC Holdings PLC	433,406	3,841,849
ICAP PLC	17,704	111,110
IG Group Holdings PLC	12,119	87,134
Imperial Tobacco Group PLC	28,439	1,151,864
Inmarsat PLC	11,011	80,980
Interserve PLC	5,655	26,320
J. Sainsbury PLC	56,259	279,821
Jardine Lloyd Thompson Group PLC	4,512	50,355
Kesa Electricals PLC	25,492	28,511

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2012

Investments	Shares	Value

Kier Group PLC	2,783	$50,424
Ladbrokes PLC	30,894	79,027
Legal & General Group PLC	157,551	329,007
London & Stamford Property PLC	27,168	47,922
Man Group PLC	113,952	245,426
Marks & Spencer Group PLC	45,365	274,707
Marston’s PLC	32,802	51,414
Melrose PLC	9,018	60,962
Micro Focus International PLC	3,917	29,602
Mitie Group PLC	15,294	68,299
Moneysupermarket.com Group PLC	15,166	30,750
N. Brown Group PLC	6,266	23,227
National Grid PLC	118,166	1,190,383
Next PLC	4,274	203,703
Pearson PLC	18,293	340,502
Pennon Group PLC	7,237	82,270
Premier Farnell PLC	13,005	44,591
Provident Financial PLC	4,487	82,158
Prudential PLC	56,409	673,703
Reckitt Benckiser Group PLC	16,082	907,805
Reed Elsevier PLC	31,685	280,967
Royal Dutch Shell PLC Class A	958	33,422
Royal Dutch Shell PLC Class B	86,781	3,049,703
RSA Insurance Group PLC(a)	148,347	247,924
Segro PLC	19,709	73,939
Severn Trent PLC	7,190	177,372
SSE PLC	30,268	642,714
Standard Life PLC	94,195	345,699
Tate & Lyle PLC	10,654	120,008
TESCO PLC	189,370	998,468
TUI Travel PLC	38,839	121,814
Tullett Prebon PLC	9,927	55,513
Unilever PLC	32,728	1,079,290
United Utilities Group PLC	23,219	223,145
Vodafone Group PLC	1,838,552	5,058,456
WH Smith PLC	7,625	66,397
William Hill PLC	17,444	72,855
WS Atkins PLC	1,997	23,420

Total United Kingdom		37,355,530
TOTAL COMMON STOCKS (Cost: $186,499,377)		174,009,599
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
WisdomTree International LargeCap Dividend Fund(a)(d)
(Cost: $813,350)	19,042	820,710
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $50,400)	50,400	50,400

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.7%
MONEY MARKET FUND – 7.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(e)
(Cost: $13,561,501)(f)	13,561,501	$13,561,501
TOTAL INVESTMENTS IN SECURITIES – 107.2% (Cost: $200,924,628)		188,442,210
Liabilities in Excess of Foreign Currency and Other Assets – (7.2)%		(12,632,729)

NET ASSETS – 100.0%		$175,809,481
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Escrow security – additional shares issued as a result of a corporate action.

(d)	Affiliated company (See Note 7).

(e)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(f)	At March 31, 2012, the total market value of the Fund’s securities on loan was $12,812,908 and the total market value of the collateral held by the Fund was $13,561,501.

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global Equity Income Fund (DEW)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.2%
Argentina – 0.2%
Telecom Argentina S.A. ADR	976	$17,295
YPF S.A. ADR	5,161	146,624

Total Argentina		163,919
Australia – 9.7%
Adelaide Brighton Ltd.	10,474	31,467
AGL Energy Ltd.	5,270	80,527
Alumina Ltd.	18,705	23,931
Amcor Ltd.	14,767	113,816
AMP Ltd.	30,838	138,009
Australia & New Zealand Banking Group Ltd.	39,639	955,149
Bank of Queensland Ltd.(a)	4,527	34,141
Bank of Queensland Ltd. Placement Shares*	957	7,217
Bendigo and Adelaide Bank Ltd.	6,508	52,250
Boral Ltd.	7,020	29,308
Brambles Ltd.	12,791	94,081
Caltex Australia Ltd.	3,326	47,859
Coca-Cola Amatil Ltd.	8,490	109,676
Cochlear Ltd.	430	27,574
Commonwealth Bank of Australia	22,700	1,178,154
Computershare Ltd.	5,088	47,438
Crown Ltd.	9,008	81,094
CSL Ltd.	3,458	128,569
David Jones Ltd.(a)	11,206	27,977
Fairfax Media Ltd.	41,706	31,324
Flight Centre Ltd.(a)	1,035	23,589
Harvey Norman Holdings Ltd.(a)	17,138	35,686
Incitec Pivot Ltd.	11,137	36,343
Insurance Australia Group Ltd.	20,928	73,713
Leighton Holdings Ltd.	5,385	118,935
Lend Lease Group(b)	7,367	57,010
Macquarie Group Ltd.	5,237	157,767
Metcash Ltd.	14,847	66,137
National Australia Bank Ltd.	31,898	812,900
OneSteel Ltd.	29,117	37,403
Orica Ltd.	3,210	93,011
Origin Energy Ltd.	8,087	111,843
OZ Minerals Ltd.	4,292	43,396
Platinum Asset Management Ltd.(a)	10,055	42,291
QBE Insurance Group Ltd.	18,928	277,852
Ramsay Health Care Ltd.	1,492	30,217
Santos Ltd.	4,457	65,749
Sonic Healthcare Ltd.	5,030	65,240
Suncorp Group Ltd.	15,066	131,104
TABCORP Holdings Ltd.	25,577	72,070
Tatts Group Ltd.	18,340	47,118
Telstra Corp., Ltd.	288,123	982,002
Toll Holdings Ltd.	10,226	62,185
UGL Ltd.(a)	2,370	32,409
Wesfarmers Ltd.	12,142	377,607
Westpac Banking Corp.	51,041	1,157,453
Woodside Petroleum Ltd.	4,848	174,826

Woolworths Ltd.	13,268	$357,095
WorleyParsons Ltd.	2,044	60,623

Total Australia		8,843,135
Austria – 0.2%
Oesterreichische Post AG	424	14,737
OMV AG	2,138	75,877
Telekom Austria AG	7,306	84,957

Total Austria		175,571
Belgium – 0.3%
Ageas	19,704	43,243
Belgacom S.A.	6,162	197,804
Mobistar S.A.	912	45,362

Total Belgium		286,409
Brazil – 3.0%
AES Tiete S.A.	3,100	42,244
Banco do Brasil S.A.	25,700	365,291
Banco Santander Brasil S.A.	34,700	319,553
BM&F Bovespa S.A.	15,900	97,528
CCR S.A.	13,600	110,109
Cia de Bebidas das Americas	13,400	462,753
Cia de Saneamento Basico do Estado de Sao Paulo*	1,000	38,102
Cia de Saneamento de Minas Gerais-COPASA*	800	18,848
Cia Energetica de Minas Gerais	4,200	86,012
Cia Siderurgica Nacional S.A.	16,800	158,027
Cielo S.A.	7,540	254,640
CPFL Energia S.A.	10,300	154,813
EcoRodovias Infraestrutura e Logistica S.A.	3,700	32,512
EDP – Energias do Brasil S.A.	1,200	27,206
Light S.A.	4,600	64,677
Lojas Renner S.A.	600	20,526
Natura Cosmeticos S.A.	3,500	75,687
Redecard S.A.	9,600	186,548
Souza Cruz S.A.	14,000	213,342
Sul America S.A.	2,800	25,954

Total Brazil		2,754,372
Canada – 4.7%
ARC Resources Ltd.(a)	2,695	61,749
Bank of Montreal(a)	4,367	259,106
Bank of Nova Scotia(a)	6,868	383,995
Baytex Energy Corp.(a)	932	48,295
BCE, Inc.	7,214	288,286
Bell Aliant, Inc.	1,100	30,046
Bonavista Energy Corp.(a)	2,051	41,453
Canadian Imperial Bank of Commerce	3,400	259,359
Canadian Oil Sands Ltd.	4,508	94,900
CI Financial Corp.	3,300	75,083
Crescent Point Energy Corp.(a)	3,300	141,780
Emera, Inc.	800	27,143
Enerplus Corp.	2,656	59,368
First Capital Realty, Inc.(a)	3,200	57,151
Fortis, Inc.(a)	1,100	35,517
Great-West Lifeco, Inc.(a)	7,732	189,848

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2012

Investments	Shares	Value

Husky Energy, Inc.(a)	7,570	$192,232
IGM Financial, Inc.	2,600	120,836
Just Energy Group, Inc.(a)	2,141	29,562
Labrador Iron Ore Royalty Corp.	1,007	35,466
Pembina Pipeline Corp.(a)	1,512	42,632
Pengrowth Energy Corp.(a)	4,808	44,980
Penn West Petroleum Ltd.(a)	4,193	81,767
PetroBakken Energy Ltd. Class A(a)	2,141	35,582
Power Corp. of Canada	3,500	92,591
Power Financial Corp.	5,216	153,122
Provident Energy Ltd.(a)	3,565	42,946
RioCan Real Estate Investment Trust(a)	3,000	81,135
Rogers Communications, Inc. Class B	4,100	162,449
Royal Bank of Canada(a)	8,888	514,098
Shaw Communications, Inc. Class B	4,000	84,486
Sun Life Financial, Inc.	4,704	111,405
TELUS Corp.	800	46,329
TransAlta Corp.(a)	3,300	61,744
TransCanada Corp.(a)	4,862	208,354
Veresen, Inc. (a)	2,324	35,251
Vermilion Energy, Inc.(a)	854	39,314

Total Canada		4,269,360
Chile – 0.8%
AES Gener S.A.	85,579	52,519
Aguas Andinas S.A. Class A	69,202	41,395
Banco de Chile	867,648	137,110
Banco Santander Chile	1,503,505	124,864
Corpbanca	2,846,026	38,386
Empresa Nacional de Electricidad S.A.	51,668	93,091
Enersis S.A.	213,847	86,787
ENTEL Chile S.A.	3,221	65,154
Quinenco S.A.	18,058	56,891

Total Chile		696,197
China – 0.5%
Bank of China Ltd. Class H	573,000	231,001
Guangzhou R&F Properties Co., Ltd. Class H(a)	38,400	45,750
PetroChina Co., Ltd. Class H	118,000	166,878
Zhejiang Expressway Co., Ltd. Class H	64,000	47,810

Total China		491,439
Czech Republic – 0.5%
CEZ AS	5,733	245,273
Komercni Banka AS	353	69,998
Telefonica Czech Republic AS	6,106	127,590

Total Czech Republic		442,861
Finland – 1.1%
Elisa Oyj	1,160	27,760
Fortum Oyj	7,624	184,782
Metso Oyj(a)	1,039	44,345
Nokia Oyj	61,482	334,216
Pohjola Bank PLC Class A(a)	3,207	35,469
Sampo Oyj Class A	6,101	176,062
Sanoma Oyj(a)	2,881	36,832

Stora Enso Oyj Class R	3,705	$27,482
UPM-Kymmene Oyj(a)	4,308	58,574
Wartsila Oyj Abp	2,098	79,012

Total Finland		1,004,534
France – 7.0%
Accor S.A.	1,697	60,497
AXA S.A.	18,308	303,053
BNP Paribas S.A.	8,599	407,380
Bouygues S.A.	3,801	116,067
Carrefour S.A.	4,654	111,404
Casino Guichard Perrachon S.A.	910	89,555
CNP Assurances	6,586	102,616
EDF S.A.	14,081	320,841
Euler Hermes S.A.	300	23,531
France Telecom S.A.	45,069	666,504
GDF Suez	24,753	638,504
ICADE	566	50,418
Klepierre	2,122	73,473
Lafarge S.A.	2,537	120,900
Lagardere SCA	1,538	47,374
M6-Metropole Television S.A.	2,355	42,495
Natixis	32,247	123,891
Neopost S.A.	571	36,667
Sanofi	11,035	855,708
SCOR SE	2,497	67,370
Societe Generale S.A.	6,148	179,834
Societe Television Francaise 1	2,334	28,536
Suez Environnement Co.	4,422	67,721
Total S.A.	24,708	1,258,235
Veolia Environnement S.A.	5,745	95,135
Vinci S.A.	4,161	216,661
Vivendi S.A.	17,008	311,658

Total France		6,416,028
Germany – 4.3%
Allianz SE	4,007	477,423
Axel Springer AG	660	33,285
BASF SE	5,746	501,891
Bilfinger Berger SE	361	33,859
Daimler AG(a)	7,176	432,039
Deutsche Boerse AG	1,418	95,324
Deutsche Lufthansa AG	3,071	42,921
Deutsche Post AG	11,712	225,141
Deutsche Telekom AG	51,895	623,843
E.ON AG	26,505	633,929
Hannover Rueckversicherung AG	1,494	88,615
Muenchener Rueckversicherungs AG	2,160	325,185
RWE AG	8,769	418,119
SMA Solar Technology AG(a)	271	12,263

Total Germany		3,943,837
Hong Kong – 2.8%
BOC Hong Kong Holdings Ltd.	84,500	233,452
Cathay Pacific Airways Ltd.	42,000	77,790

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2012

Investments	Shares	Value

China Mobile Ltd.	150,000	$1,650,889
CLP Holdings Ltd.	19,000	163,962
Guangdong Investment Ltd.	60,000	41,808
Hang Seng Bank Ltd.	16,000	212,674
Hopewell Holdings Ltd.	7,500	20,576
Power Assets Holdings Ltd.	17,500	128,477
Shanghai Industrial Holdings Ltd.	8,000	24,678

Total Hong Kong		2,554,306
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	15,515	40,490
Indonesia – 0.3%
Astra Agro Lestari Tbk PT	14,000	35,750
Perusahaan Gas Negara Persero Tbk PT	171,000	71,063
Telekomunikasi Indonesia Persero Tbk PT	136,000	104,112
Vale Indonesia Tbk PT	124,500	45,953

Total Indonesia		256,878
Ireland – 0.1%
CRH PLC	5,690	115,934
Israel – 0.4%
Bank Leumi Le-Israel BM	14,586	45,945
Bezeq The Israeli Telecommunication Corp., Ltd.	54,634	89,731
Cellcom Israel Ltd.	2,303	29,179
Delek Group Ltd.	264	51,661
Israel Chemicals Ltd.	8,804	100,196
Partner Communications Co., Ltd.	3,747	28,911

Total Israel		345,623
Italy – 2.5%
A2A SpA(a)	46,394	37,162
ACEA SpA	2,602	16,522
Atlantia SpA	5,642	93,543
Banca Carige SpA(a)	18,226	23,883
Banca Popolare di Sondrio SCRL	4,289	31,414
Enel SpA	93,070	336,129
ENI SpA	44,579	1,044,245
Intesa Sanpaolo SpA	91,354	163,506
Iren SpA	40,724	34,844
Mediaset SpA	21,355	58,811
Mediolanum SpA	8,176	38,805
Snam SpA	34,467	165,514
Telecom Italia SpA	132,024	156,740
Terna Rete Elettrica Nazionale SpA	23,494	94,299

Total Italy		2,295,417
Japan – 4.4%
Astellas Pharma, Inc.	3,500	144,602
Chubu Electric Power Co., Inc.	7,200	130,710
Chugoku Electric Power Co., Inc. (The)	3,500	65,369
Dai Nippon Printing Co., Ltd.	4,000	41,120
Daiichi Sankyo Co., Ltd.	5,100	93,454
Daito Trust Construction Co., Ltd.	700	63,200
Eisai Co., Ltd.	3,000	119,934
Hokuriku Electric Power Co.	2,400	43,628

Hoya Corp.	3,400	$76,804
Kansai Electric Power Co., Inc. (The)	8,500	132,414
Kyushu Electric Power Co., Inc.	4,700	67,335
Lawson, Inc.	700	44,316
Mitsubishi UFJ Financial Group, Inc.	79,200	396,505
Mitsui & Co., Ltd.	11,600	191,278
Mizuho Financial Group, Inc.(a)	183,100	300,365
Nintendo Co., Ltd.	900	136,157
Nippon Express Co., Ltd.	6,000	23,549
Nippon Telegraph & Telephone Corp.	8,000	365,028
Nippon Yusen K.K.	10,000	31,594
NKSJ Holdings, Inc.	3,372	75,803
NTT DoCoMo, Inc.	267	445,784
Oracle Corp.	1,000	38,216
Resona Holdings, Inc.	16,600	76,853
Ricoh Co., Ltd.	5,000	48,909
Sankyo Co., Ltd.	500	24,667
Shikoku Electric Power Co., Inc.	1,400	39,689
Shiseido Co., Ltd.	2,900	50,321
Sumitomo Mitsui Financial Group, Inc.	10,300	340,809
Takeda Pharmaceutical Co., Ltd.	7,000	310,043
TonenGeneral Sekiyu K.K.	4,000	37,038
Toppan Printing Co., Ltd.	5,000	39,249

Total Japan		3,994,743
Malaysia – 1.3%
British American Tobacco Malaysia Bhd	3,900	72,080
DiGi.Com Bhd	82,200	108,938
IOI Corp. Bhd	41,800	72,862
Malayan Banking Bhd	101,400	293,592
Maxis Bhd	78,600	156,251
MISC Bhd	43,100	75,690
Petronas Gas Bhd	20,800	114,337
Public Bank Bhd	33,732	150,189
Telekom Malaysia Bhd	48,000	83,356
UMW Holdings Bhd	14,300	34,075
YTL Power International Bhd	74,900	45,231

Total Malaysia		1,206,601
Mexico – 0.2%
Industrias Penoles S.A.B de C.V.	3,310	160,303
Kimberly-Clark de Mexico S.A.B de C.V. Class A	24,200	53,668

Total Mexico		213,971
Netherlands – 1.1%
Delta Lloyd N.V.	1,107	19,430
Koninklijke Boskalis Westminster N.V.	668	25,055
Koninklijke KPN N.V.	20,782	228,267
Koninklijke Philips Electronics N.V.	6,992	141,531
PostNL N.V.	6,312	38,918
Randstad Holding N.V.	1,107	41,705
Reed Elsevier N.V.	5,774	73,632
Unilever N.V. CVA	11,550	392,450
Wolters Kluwer N.V.	2,231	42,188

Total Netherlands		1,003,176

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2012

Investments	Shares	Value

New Zealand – 0.1%
Auckland International Airport Ltd.	17,052	$34,375
Fletcher Building Ltd.	3,514	19,408
Telecom Corp. of New Zealand Ltd.	38,325	76,158

Total New Zealand		129,941
Norway – 1.6%
Aker ASA Class A	1,061	34,691
DNB ASA	17,355	222,716
Fred Olsen Energy ASA	1,369	53,593
Gjensidige Forsikring ASA	5,339	62,946
Marine Harvest ASA	142,984	73,697
Orkla ASA	12,436	98,240
Statoil ASA	25,660	695,477
Telenor ASA	12,658	234,340

Total Norway		1,475,700
Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	39,900	46,558
Aboitiz Power Corp.	54,700	43,189
Globe Telecom, Inc.	2,660	70,256
Philippine Long Distance Telephone Co.	2,200	138,349

Total Philippines		298,352
Poland – 0.3%
Bank Handlowy w Warszawie S.A.	819	20,115
Bank Pekao S.A.	1,796	89,259
Powszechna Kasa Oszczednosci Bank Polski S.A.	9,751	105,051
Telekomunikacja Polska S.A.	15,215	83,373

Total Poland		297,798
Portugal – 0.4%
Banco Espirito Santo S.A.	12,478	22,765
Brisa Auto-Estradas de Portugal S.A.	9,930	35,307
Cimpor Cimentos de Portugal, SGPS, S.A.	8,466	56,371
EDP-Energias de Portugal S.A.	46,288	134,441
Portugal Telecom, SGPS, S.A.	14,174	76,993

Total Portugal		325,877
Russia – 0.7%
Gazprom Neft JSC ADR	5,536	147,756
Lukoil OAO ADR	4,933	296,967
Mobile Telesystems OJSC ADR*	9,500	174,230

Total Russia		618,953
Singapore – 1.2%
Keppel Corp., Ltd.	8,800	76,917
Keppel Land Ltd.	13,000	35,877
SembCorp Industries Ltd.	9,000	37,794
SembCorp Marine Ltd.(a)	29,000	121,780
SIA Engineering Co., Ltd.	8,000	25,641
Singapore Exchange Ltd.	7,000	38,637
Singapore Press Holdings Ltd.	33,000	102,883
Singapore Technologies Engineering Ltd.	37,000	95,638
Singapore Telecommunications Ltd.	129,000	323,180
StarHub Ltd.	36,000	88,758
United Overseas Bank Ltd.	7,000	102,159

Total Singapore		1,049,264

South Africa – 1.7%
ABSA Group Ltd.	4,489	$91,248
African Bank Investments Ltd.	12,268	63,717
Aveng Ltd.	5,950	30,306
FirstRand Ltd.	40,780	125,934
Foschini Group Ltd. (The)	2,232	35,970
Imperial Holdings Ltd.	1,886	38,091
Kumba Iron Ore Ltd.(a)	4,172	285,969
MMI Holdings Ltd.	13,491	31,132
MTN Group Ltd.	11,207	197,167
Nedbank Group Ltd.	3,144	67,185
Pick’n Pay Stores Ltd.	4,649	26,351
Pretoria Portland Cement Co., Ltd.	9,634	41,175
RMB Holdings Ltd.	11,705	47,692
Sanlam Ltd.	21,207	91,686
Standard Bank Group Ltd.	11,341	164,561
Vodacom Group Ltd.	9,998	140,892
Woolworths Holdings Ltd.	7,356	46,151

Total South Africa		1,525,227
South Korea – 0.4%
Kangwon Land, Inc.	1,730	38,400
Korea Exchange Bank	14,560	111,283
KT&G Corp.	1,668	118,359
LG Uplus Corp.	12,370	74,239
SK Telecom Co., Ltd.	510	62,791

Total South Korea		405,072
Spain – 4.5%
Acciona S.A.	604	42,116
Acerinox S.A.	1,709	21,933
ACS Actividades de Construccion y Servicios, S.A.(a)	4,371	111,702
Banco Bilbao Vizcaya Argentaria S.A.(a)	39,875	316,857
Banco de Sabadell S.A.	14,944	40,638
Banco Espanol de Credito S.A.(a)	11,464	54,868
Banco Santander S.A.	120,396	925,112
Bankinter S.A.(a)	5,797	30,362
Bolsas y Mercados Espanoles S.A.	870	22,268
CaixaBank(a)	40,230	156,383
Enagas S.A.	2,627	50,482
Endesa S.A.	7,519	149,595
Ferrovial S.A.	6,008	68,951
Fomento de Construcciones y Contratas S.A.	2,386	53,222
Gas Natural SDG S.A.	10,562	168,504
Iberdrola S.A.	54,197	307,245
Indra Sistemas S.A.(a)	2,108	25,793
Mapfre S.A.(a)	25,581	82,236
Mediaset Espana Comunicacion S.A.	4,359	24,961
Red Electrica Corp. S.A.	1,147	56,042
Repsol YPF S.A.	9,645	241,600
Telefonica S.A.	68,108	1,114,242
Zardoya Otis S.A.	4,839	62,572

Total Spain		4,127,684

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2012

Investments	Shares	Value

Sweden – 1.9%
Boliden AB	2,455	$38,442
Castellum AB	2,050	25,751
Electrolux AB Series B(a)	2,458	51,825
Hakon Invest AB	2,110	36,474
Hennes & Mauritz AB Class B	12,573	453,627
Nordea Bank AB(a)	27,348	247,912
Peab AB	4,507	22,958
Ratos AB Class B(a)	3,229	44,697
Scania AB Class B	2,632	54,581
Securitas AB Class B	3,867	37,182
Skanska AB Class B	4,646	80,312
Svenska Cellulosa AB Class B(a)	5,163	89,171
Svenska Handelsbanken AB Class A(a)	5,615	178,469
Tele2 AB Class B	3,592	73,081
TeliaSonera AB	43,556	302,874

Total Sweden		1,737,356
Switzerland – 5.2%
Baloise Holding AG	606	48,743
BKW S.A.*	450	16,131
Credit Suisse Group AG*	8,840	251,649
Nestle S.A.	20,918	1,314,535
Novartis AG	19,866	1,098,086
Roche Holding AG – Genusschein	5,637	979,778
SGS S.A.	47	91,312
Swiss Re AG*	3,361	214,374
Swisscom AG(a)	529	213,567
Zurich Financial Services AG*	1,886	506,216

Total Switzerland		4,734,391
Taiwan – 2.4%
Acer, Inc.	34,000	45,100
Asia Cement Corp.	31,082	37,859
Asustek Computer, Inc.	6,161	58,135
China Development Financial Holding Corp.	80,631	24,587
Chunghwa Telecom Co., Ltd.	73,800	227,292
Compal Electronics, Inc.	53,335	59,995
Delta Electronics, Inc.	13,000	38,100
Far EasTone Telecommunications Co., Ltd.	44,000	90,193
Formosa Chemicals & Fibre Corp.	41,000	119,745
Formosa Petrochemical Corp.	59,000	183,910
Formosa Plastics Corp.	40,000	117,773
Fubon Financial Holding Co., Ltd.	59,447	66,971
Lite-On Technology Corp.	32,120	38,852
Macronix International	57,000	21,244
MediaTek, Inc.	15,000	143,574
Mega Financial Holding Co., Ltd.	69,040	48,772
Quanta Computer, Inc.	42,000	110,000
Siliconware Precision Industries Co.	42,000	50,945
Taiwan Cement Corp.	28,000	32,777
Taiwan Mobile Co., Ltd.	36,800	112,091
Taiwan Semiconductor Manufacturing Co., Ltd.	180,000	517,779
United Microelectronics Corp.	87,000	42,594
Wistron Corp.	24,799	37,390

Total Taiwan		2,225,678

Thailand – 0.6%
Advanced Info Service PCL	43,800	$261,238
Charoen Pokphand Foods PCL	66,200	79,934
Land and Houses PCL NVDR	174,486	39,026
Siam Cement PCL NVDR	8,595	98,905
Total Access Communication PCL NVDR	28,300	75,222

Total Thailand		554,325
Turkey – 0.5%
Arcelik A.S.*	5,108	22,805
Eregli Demir ve Celik Fabrikalari TAS	26,645	52,456
Ford Otomotiv Sanayi A.S.	7,193	67,778
Tofas Turk Otomobil Fabrikasi A.S.	6,522	27,875
Tupras Turkiye Petrol Rafinerileri A.S.	3,406	86,922
Turk Telekomunikasyon A.S.	50,313	218,421

Total Turkey		476,257
United Kingdom – 12.6%
Aberdeen Asset Management PLC	9,022	37,046
Admiral Group PLC	2,743	52,022
Amlin PLC	6,583	34,688
Antofagasta PLC	10,791	198,620
Ashmore Group PLC	8,261	48,506
AstraZeneca PLC	13,986	620,999
Aviva PLC	36,682	194,288
BAE Systems PLC	36,629	175,513
Balfour Beatty PLC	7,087	32,328
British American Tobacco PLC	16,911	851,251
British Land Co. PLC	10,597	81,254
BT Group PLC	49,151	177,794
Bunzl PLC	2,981	47,819
Cable & Wireless Worldwide PLC	47,967	26,057
Centrica PLC	45,697	231,011
Compass Group PLC	9,750	102,114
Diageo PLC	15,953	382,971
Drax Group PLC	3,820	33,233
Firstgroup PLC	6,982	26,517
GlaxoSmithKline PLC	52,848	1,179,175
Hays PLC	24,644	33,213
Home Retail Group PLC	15,029	27,374
HSBC Holdings PLC	122,514	1,086,003
ICAP PLC	6,905	43,336
Imperial Tobacco Group PLC	8,555	346,503
Inmarsat PLC	2,936	21,593
Investec PLC	6,516	39,801
J. Sainsbury PLC	17,384	86,464
Legal & General Group PLC	56,004	116,951
Man Group PLC	37,407	80,566
Marks & Spencer Group PLC	13,101	79,333
National Grid PLC	37,018	372,913
Next PLC	1,446	68,918
Old Mutual PLC	27,434	69,519
Pearson PLC	6,456	120,171
Prudential PLC	17,429	208,158
Reckitt Benckiser Group PLC	4,417	249,333

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2012

Investments	Shares	Value

Reed Elsevier PLC	10,598	$93,978
Rexam PLC	8,458	57,852
Royal Dutch Shell PLC Class A	284	9,908
Royal Dutch Shell PLC Class B	25,856	908,645
RSA Insurance Group PLC(a)	49,734	83,118
Segro PLC	7,830	29,374
Severn Trent PLC	2,985	73,638
SSE PLC	10,232	217,267
Standard Life PLC	32,200	118,175
Tate & Lyle PLC	4,540	51,139
TESCO PLC	53,672	282,990
TUI Travel PLC	11,482	36,012
Unilever PLC	8,884	292,973
United Utilities Group PLC	9,314	89,512
Vodafone Group PLC	549,848	1,512,811
WM Morrison Supermarkets PLC	19,971	95,088

Total United Kingdom		11,535,835
United States – 19.3%
Abbott Laboratories	9,186	563,010
Alliant Energy Corp.	1,204	52,157
Altria Group, Inc.	20,926	645,986
Ameren Corp.	2,452	79,886
American Eagle Outfitters, Inc.	1,775	30,512
American Electric Power Co., Inc.	4,288	165,431
Apollo Investment Corp.	3,789	27,167
Ares Capital Corp.	2,760	45,126
Arthur J. Gallagher & Co.	1,453	51,930
AT&T, Inc.	57,779	1,804,438
Bristol-Myers Squibb Co.	14,758	498,083
Campbell Soup Co.	1,392	47,119
Capitol Federal Financial, Inc.	2,717	32,224
CBL & Associates Properties, Inc.	2,180	41,246
CenterPoint Energy, Inc.	2,098	41,373
CenturyLink, Inc.	4,320	166,968
Cincinnati Financial Corp.	1,984	68,468
ConAgra Foods, Inc.	2,044	53,675
ConocoPhillips	8,950	680,289
Consolidated Edison, Inc.	2,812	164,277
Diamond Offshore Drilling, Inc.(a)	1,488	99,324
Digital Realty Trust, Inc.(a)	493	36,467
Dominion Resources, Inc.	4,582	234,644
DTE Energy Co.	1,450	79,793
Duke Energy Corp.	13,478	283,173
Duke Realty Corp.	2,667	38,245
Edison International	2,284	97,093
Eli Lilly & Co.	11,284	454,407
Entergy Corp.	1,472	98,918
Exelon Corp.	6,067	237,887
Fidelity National Financial, Inc. Class A	2,191	39,504
First Niagara Financial Group, Inc.	7,238	71,222
FirstEnergy Corp.	3,328	151,724
Frontier Communications Corp.(a)	15,667	65,331
H&R Block, Inc.	2,578	42,460

H.J. Heinz Co.	2,379	$127,395
HCP, Inc.	3,020	119,169
Health Care REIT, Inc.	1,604	88,156
Hospitality Properties Trust	1,916	50,717
Hudson City Bancorp, Inc.	5,148	37,632
Integrys Energy Group, Inc.	926	49,069
Johnson & Johnson	15,171	1,000,679
Kimberly-Clark Corp.	2,978	220,044
Kimco Realty Corp.	2,628	50,615
Kraft Foods, Inc. Class A	10,953	416,324
Leggett & Platt, Inc.	1,044	24,022
Liberty Property Trust	1,490	53,223
Lockheed Martin Corp.	2,129	191,312
Lorillard, Inc.	1,056	136,731
Macerich Co. (The)	1,100	63,525
Mack-Cali Realty Corp.	1,100	31,702
Mattel, Inc.	2,812	94,652
Merck & Co., Inc.	22,436	861,542
Mercury General Corp.	920	40,241
Microchip Technology, Inc.	1,546	57,511
New York Community Bancorp, Inc.(a)	4,581	63,722
NextEra Energy, Inc.	2,760	168,581
NiSource, Inc.	3,507	85,395
NSTAR	1,044	50,770
Nucor Corp.	1,852	79,543
NYSE Euronext	2,202	66,082
Old Republic International Corp.	2,880	30,384
Omega Healthcare Investors’ Inc.	1,802	38,311
Paychex, Inc.	3,353	103,909
People’s United Financial, Inc.	3,700	48,988
Pepco Holdings, Inc.	3,034	57,312
Pfizer, Inc.	52,729	1,194,839
PG&E Corp.	2,831	122,894
Philip Morris International, Inc.	11,571	1,025,306
Pinnacle West Capital Corp.	1,267	60,689
Pitney Bowes, Inc.(a)	2,448	43,036
Plum Creek Timber Co., Inc.	1,490	61,924
PPL Corp.	3,678	103,940
Progress Energy, Inc.	3,289	174,679
Public Service Enterprise Group, Inc.	3,678	112,584
R.R. Donnelley & Sons Co.(a)	2,636	32,660
Realty Income Corp.	1,472	57,011
Regal Entertainment Group Class A(a)	2,464	33,510
Regency Centers Corp.	968	43,057
Reynolds American, Inc.	5,832	241,678
SCANA Corp.(a)	1,338	61,026
Senior Housing Properties Trust	1,875	41,344
Southern Co. (The)	6,883	309,253
Southern Copper Corp.	9,228	292,620
Spectra Energy Corp.	5,135	162,009
Sysco Corp.	2,946	87,968
TECO Energy, Inc.	2,374	41,664
Ventas, Inc.	2,181	124,535
Verizon Communications, Inc.	27,070	1,034,886

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2012

Investments	Shares	Value

Waste Management, Inc.	3,308	$115,648
Windstream Corp.	7,482	87,614
Xcel Energy, Inc.	4,159	110,089

Total United States		17,573,278
TOTAL COMMON STOCKS (Cost: $88,907,663)		90,605,789
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree DEFA Equity Income Fund(a)(c)	4,588	178,611
WisdomTree Equity Income Fund(a)(c)	1,328	59,494

TOTAL EXCHANGE-TRADED FUNDS (Cost: $231,536)		238,105
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.1%
MONEY MARKET FUND – 6.1%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $5,541,194)(e)	5,541,194	5,541,194
TOTAL INVESTMENTS IN SECURITIES – 105.6% (Cost: $94,680,393)		96,385,088
Liabilities in Excess of Foreign Currency and Other Assets – (5.6)%		(5,081,059)

NET ASSETS – 100.0%		$91,304,029

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(e)	At March 31, 2012, the total market value of the Fund’s securities on loan was $5,250,315 and the total market value of the collateral held by the Fund was $5,541,194.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.5%
Austria – 1.4%
Austriamicrosystems AG	632	$44,961
CAT Oil AG	7,598	63,239
RHI AG	3,229	81,572
Schoeller-Bleckmann Oilfield Equipment AG	1,139	104,705
Semperit AG Holding	2,247	96,173
Zumtobel AG	1,388	19,575

Total Austria		410,225
Belgium – 4.0%
Arseus N.V.	3,801	62,108
Barco N.V.	795	57,360
Cie Maritime Belge S.A.	7,841	186,178
Cofinimmo	3,098	380,381
EVS Broadcast Equipment S.A.	2,429	125,765
Exmar N.V.	12,318	106,133
Ion Beam Applications	1,546	12,991
Melexis N.V.	3,146	55,302
Recticel S.A.	3,903	31,654
Tessenderlo Chemie N.V.	3,843	128,097

Total Belgium		1,145,969
Denmark – 1.3%
D/S Norden	6,566	195,104
East Asiatic Co., Ltd. A/S(a)	1,858	54,211
NKT Holding A/S(a)	590	26,825
Royal UNIBREW A/S	1,393	96,747

Total Denmark		372,887
Finland – 5.9%
Aktia Oyj Class A*	6,316	46,681
Alma Media Oyj(a)	24,197	172,071
Citycon Oyj	11,842	39,583
F-Secure Oyj*	11,304	30,107
HKScan Oyj Class A	6,809	48,421
Huhtamaki Oyj	16,109	233,831
Lassila & Tikanoja Oyj*	4,785	70,285
Oriola-KD Oyj Class B	6,252	15,569
Orion Oyj Class A	10,045	198,380
PKC Group Oyj*	2,134	48,851
Poyry Oyj	1,138	9,093
Raisio PLC Class V(a)	18,557	60,792
Ramirent Oyj(a)	9,099	79,367
Stockmann Oyj Abp Class B(a)	5,476	117,845
Tieto Oyj(a)	14,618	274,287
Tikkurila Oyj(a)	6,198	117,288
Uponor Oyj(a)	11,773	135,459

Total Finland		1,697,910
France – 3.9%
Alten Ltd.	3,566	113,402
April	4,366	80,759
Assystem	1,072	24,069
Beneteau S.A.	2,638	31,969
Groupe Steria SCA	973	22,105

IPSOS	2,061	$73,790
LaCie S.A.	10,994	50,218
Mersen	1,367	48,378
NRJ Group	9,312	81,721
Plastic Omnium S.A.	3,645	105,454
Rubis	2,694	157,298
Saft Groupe S.A.	2,499	80,868
Sechilienne-Sidec	3,648	62,329
Societe d’Edition de Canal +	23,720	150,043
Sword Group	1,268	23,134

Total France		1,105,537
Germany – 7.7%
Asian Bamboo AG	579	8,952
Bauer AG	1,118	34,303
BayWa AG	1,667	63,291
Bechtle AG	1,388	61,737
Bertrandt AG	664	49,960
Carl Zeiss Meditec AG	8,709	211,079
Comdirect Bank AG(a)	23,383	270,070
CropEnergies AG	3,929	26,454
Delticom AG	1,291	137,366
Demag Cranes AG(a)	928	63,027
Deutsche Wohnen AG	5,432	80,150
Drillisch AG	10,347	124,012
Duerr AG	718	45,637
Freenet AG(a)	9,180	148,289
Gerresheimer AG	1,356	59,230
Gerry Weber International AG	3,553	136,126
H&R AG	3,243	64,802
Indus Holding AG	1,506	46,428
Kontron AG	4,664	38,869
Leoni AG	1,697	88,136
MLP AG	15,160	134,456
Pfeiffer Vacuum Technology AG	1,273	144,012
Praktiker AG(a)	2,828	6,922
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	583	13,078
Solarworld AG(a)	6,735	21,230
VTG AG	1,431	27,918
Wacker Neuson SE	2,984	53,070
Wirecard AG	2,512	47,753

Total Germany		2,206,357
Ireland – 2.1%
C&C Group PLC	21,558	110,816
FBD Holdings PLC	5,928	71,838
Grafton Group PLC	16,763	69,649
Greencore Group PLC	57,134	69,605
IFG Group PLC	12,250	23,817
Kingspan Group PLC(a)	7,898	82,039
Origin Enterprises PLC	8,990	44,895
Total Produce PLC	54,967	32,940
United Drug PLC	31,118	87,852

Total Ireland		593,451

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2012

Investments	Shares	Value

Italy – 10.0%
Alerion Cleanpower SpA	2,721	$14,639
Amplifon SpA	4,682	24,130
Ansaldo STS SpA	11,780	116,715
Astaldi SpA	9,626	76,593
Autostrada Torino-Milano SpA	8,856	60,796
Azimut Holding SpA	19,038	206,499
Banca Generali SpA	20,464	274,154
Banca Piccolo Credito Valtellinese SCRL(a)	31,272	73,420
Banca Popolare di Milano SCRL	250,331	139,080
Banco di Desio e della Brianza SpA	12,245	47,974
BasicNet SpA	12,581	36,357
Brembo SpA	6,941	79,400
Cairo Communications SpA	19,457	91,258
Cementir Holding SpA	12,382	28,361
Cofide SpA	27,057	18,610
Credito Artigiano SpA	57,161	90,965
Danieli & C Officine Meccaniche SpA	2,179	59,603
Danieli & C Officine Meccaniche SpA RSP	5,001	74,191
Esprinet SpA	6,368	33,022
Exor SpA RSP	1,350	26,518
Falck Renewables SpA	6,821	9,274
Fiat SpA RSP	14,369	78,684
Geox SpA(a)	35,346	115,322
Gruppo Editoriale L’Espresso SpA(a)	45,228	63,844
Immobiliare Grande Distribuzione	50,593	61,479
IMMSI SpA	39,780	31,626
Indesit Co. SpA	15,569	96,907
Interpump Group SpA	5,923	50,442
Italcementi SpA(a)	9,946	69,007
Italcementi SpA RSP	12,104	39,330
KME Group SpA	65,698	27,822
Landi Renzo SpA	9,829	26,807
Maire Tecnimont SpA(a)	39,987	33,814
MARR SpA	12,658	142,607
Piaggio & C. SpA	28,968	85,023
Piquadro SpA	2,706	5,816
Servizi Italia SpA	1,491	6,870
Societa Cattolica di Assicurazioni SCRL	9,561	193,150
Sogefi SpA	19,296	55,248
Trevi Finanziaria Industriale SpA	2,576	15,238
Zignago Vetro SpA	12,386	84,039

Total Italy		2,864,634
Netherlands – 3.7%
Arcadis N.V.	5,982	124,831
BE Semiconductor Industries N.V.	3,287	24,946
Beter Bed Holding N.V.	4,194	94,389
BinckBank N.V.	12,387	134,242
Brunel International N.V.	1,582	69,607
Exact Holding N.V.(a)	6,650	156,748
Heijmans N.V. CVA	688	7,972
Koninklijke BAM Groep N.V.	5,088	23,905
Koninklijke Ten Cate N.V.	1,641	56,928

Koninklijke Wessanen N.V.	2,388	$8,329
Mediq N.V.	5,985	93,969
Sligro Food Group N.V.	3,149	102,154
TKH Group N.V.	3,518	95,408
Unit 4 N.V.	646	18,711
USG People N.V.	4,814	48,273

Total Netherlands		1,060,412
Norway – 4.4%
ABG Sundal Collier Holding ASA	195,168	169,025
Atea ASA	11,072	133,449
Austevoll Seafood ASA	27,082	103,503
Leroey Seafood Group ASA	11,632	191,690
Nordic Semiconductor ASA	9,870	34,780
Sparebank 1 Nord Norge	9,111	50,634
SpareBank 1 SMN(a)	22,752	145,988
SpareBank 1 SR Bank ASA(a)	23,260	167,190
Tomra Systems ASA	6,015	49,035
Veidekke ASA	24,697	209,559

Total Norway		1,254,853
Portugal – 2.1%
Mota-Engil, SGPS, S.A.	53,357	86,474
REN – Redes Energeticas Nacionais S.A.(a)	64,812	195,924
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	14,026	103,236
Sonaecom – SGPS S.A.	42,247	68,356
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	47,974	162,912

Total Portugal		616,902
Spain – 3.4%
Antena 3 de Television S.A.(a)	57,070	340,481
Caja de Ahorros del Mediterraneo(a)	7,768	13,862
Campofrio Food Group S.A.	3,448	29,479
Duro Felguera S.A.	29,897	193,893
Faes Farma S.A.	22,580	46,608
Fluidra S.A.	6,551	21,984
Grupo Empresarial Ence S.A.(a)	33,975	84,381
Laboratorios Farmaceuticos Rovi S.A.	4,575	30,767
Papeles y Cartones de Europa S.A.	7,137	25,852
Pescanova S.A.	1,347	42,603
Viscofan S.A.	3,019	134,884

Total Spain		964,794
Sweden – 14.1%
AarhusKarlshamn AB(a)	2,886	90,903
Acando AB	8,426	19,810
AF AB Class B	2,937	60,751
Atrium Ljungberg AB Class B	11,449	135,793
Axis Communications AB	8,245	222,423
Bilia AB Class A	8,704	171,513
Billerud AB	17,370	160,340
Byggmax Group AB	7,444	47,679
Clas Ohlson AB Class B	8,712	137,533
Duni AB	8,997	82,372

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2012

Investments	Shares	Value

Fabege AB(a)	27,592	$237,233
Gunnebo AB	2,623	13,282
Hexpol AB	1,595	54,085
Hoganas AB Class B	4,757	173,136
Husqvarna AB Class A(a)	14,767	88,175
Industrial & Financial Systems Class B	1,716	26,831
Indutrade AB	3,275	101,428
Intrum Justitia AB	11,023	182,738
Investment AB Oresund*	9,276	148,884
KNOW IT AB	1,972	19,912
Kungsleden AB	17,399	120,620
Lindab International AB	6,015	47,864
Loomis AB Class B	8,149	116,057
Mekonomen AB	3,428	109,783
MQ Holding AB	5,648	21,620
NCC AB Class B	17,930	376,956
New Wave Group AB Class B	6,257	32,250
Nibe Industrier AB Class B	5,490	87,496
Nolato AB Class B	7,353	77,848
Nordnet AB Class B	16,122	57,098
Proffice AB Class B	3,846	14,838
Skandinaviska Enskilda Banken AB Class C	8,861	61,977
SkiStar AB	5,997	72,982
SSAB AB Class B(a)	9,299	75,888
Svenska Cellulosa AB Class A(a)	12,785	220,426
Svenska Handelsbanken AB Class B	2,489	76,973
Sweco AB Class B	11,522	124,591
Systemair AB	1,980	25,290
Wihlborgs Fastigheter AB	10,451	147,267

Total Sweden		4,042,645
Switzerland – 0.8%
Ascom Holding AG	1,834	17,592
Highlight Communications AG*(a)	5,065	26,238
Kudelski S.A.	4,275	30,555
Mobilezone Holding AG	7,124	80,789
Swisslog Holding AG*	24,518	23,600
Tecan Group AG*	523	38,479

Total Switzerland		217,253
United Kingdom – 34.7%
A.G. BARR PLC	2,169	40,928
Abcam PLC	5,747	32,046
Anite PLC	9,599	19,900
Ashtead Group PLC	29,349	121,170
Aveva Group PLC	2,233	59,118
BBA Aviation PLC	61,960	211,853
Bellway PLC	5,746	75,098
Berendsen PLC	25,167	209,899
Bloomsbury Publishing PLC	11,250	19,592
Bodycote PLC	16,826	103,825
Booker Group PLC	130,537	175,821
Bovis Homes Group PLC	2,921	22,486
Brammer PLC	5,806	31,540
Brewin Dolphin Holdings PLC	40,751	115,245

Britvic PLC	35,712	$219,505
Chesnara PLC	30,012	89,670
Chime Communications PLC	4,787	16,827
Cineworld Group PLC	26,673	92,585
Close Brothers Group PLC	27,486	344,739
Computacenter PLC	16,403	115,577
Consort Medical PLC	4,530	45,453
Costain Group PLC	10,090	35,467
Cranswick PLC	5,634	72,464
CSR PLC	7,987	29,338
Dairy Crest Group PLC	23,817	126,757
De La Rue PLC	20,253	291,233
Debenhams PLC	68,793	88,811
Dechra Pharmaceuticals PLC	4,699	36,713
Development Securities PLC	10,578	26,957
Devro PLC	14,983	73,182
Dignity PLC	4,552	59,056
Diploma PLC	9,525	68,484
Domino Printing Sciences PLC	8,702	77,582
Domino’s Pizza UK & IRL PLC	15,120	104,266
DS Smith PLC	48,980	140,160
Dunelm Group PLC	13,163	109,152
E2V Technologies PLC	4,570	8,926
Elementis PLC	29,329	86,504
EMIS Group PLC	4,677	40,726
Euromoney Institutional Investor PLC	10,731	130,305
F&C Asset Management PLC	82,093	87,749
Fenner PLC	12,298	85,179
Fiberweb PLC	40,563	39,696
Fidessa Group PLC	5,407	142,976
Filtrona PLC	17,499	132,805
Galliford Try PLC	7,759	77,481
Game Group PLC†	199,381	—
Genus PLC	2,493	50,786
Go-Ahead Group PLC	6,040	120,244
Greene King PLC	31,898	261,451
Greggs PLC	12,498	103,937
Halfords Group PLC	40,815	202,549
Hargreaves Services PLC	2,286	43,756
Hill & Smith Holdings PLC	9,963	53,327
Hilton Food Group Ltd.	2,633	12,053
Hunting PLC	9,259	140,169
Interserve PLC	25,296	117,734
ITE Group PLC	22,258	78,949
JD Sports Fashion PLC	4,144	52,671
JD Wetherspoon PLC	3,586	23,571
John Menzies PLC	7,732	74,123
Kcom Group PLC	54,510	64,014
Keller Group PLC	12,894	90,852
Kesa Electricals PLC	77,846	87,065
Kier Group PLC	5,731	103,837
Laird PLC	43,370	149,122
London & Stamford Property PLC	107,667	189,916
Lookers PLC	31,064	31,020

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2012

Investments	Shares	Value

Low & Bonar PLC	23,004	$22,420
Marshalls PLC	27,730	43,641
Marston’s PLC	114,040	178,746
May Gurney Integrated Services PLC	4,383	19,188
Mcbride PLC*	23,443	46,071
Mears Group PLC	7,171	29,274
Melrose Resources PLC	6,449	12,674
Micro Focus International PLC	25,402	191,972
Mitie Group PLC	42,476	189,686
Moneysupermarket.com Group PLC	63,100	127,938
Morgan Crucible Co. PLC	22,702	116,796
Morgan Sindall Group PLC	10,130	109,736
Mothercare PLC	13,973	37,060
N. Brown Group PLC	40,172	148,909
NCC Group PLC	1,959	28,170
Novae Group PLC	11,349	65,278
Oxford Instruments PLC	2,042	39,641
Pace PLC	17,426	20,812
Phoenix IT Group Ltd.	7,979	24,828
Premier Farnell PLC	46,944	160,960
Promethean World PLC	25,282	29,993
Rank Group PLC	18,991	39,203
Restaurant Group PLC	21,275	100,651
Robert Walters PLC	5,702	22,320
RPC Group PLC	10,189	59,908
RPS Group PLC	14,333	54,297
RSM Tenon Group PLC	72,707	9,863
RWS Holdings PLC	3,800	31,723
Savills PLC	16,353	98,633
SDL PLC	2,233	26,402
Senior PLC	27,660	88,343
Severfield-Rowen PLC	10,003	28,808
Shanks Group PLC	30,396	47,958
Smiths News PLC	61,770	87,590
Spirent Communications PLC	23,655	60,661
Sportingbet PLC	76,768	46,303
ST Modwen Properties PLC	15,330	45,252
Sthree PLC	13,517	72,457
Synergy Health PLC	1,194	16,196
Telecom Plus PLC	7,926	87,633
TT electronics PLC	5,754	14,962
Tullett Prebon PLC	36,755	205,539
Ultra Electronics Holdings PLC	5,613	156,853
Umeco PLC	7,523	46,697
Vitec Group PLC (The)	3,871	41,655
WH Smith PLC	21,901	190,708
Wilmington Group PLC	16,977	26,650
WS Atkins PLC	11,684	137,024
WSP Group PLC	9,609	38,919
Yule Catto & Co. PLC	11,732	46,487

Total United Kingdom		9,959,480
TOTAL COMMON STOCKS (Cost: $28,090,569)		28,513,309

EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $1,092)	26	$1,251
RIGHTS – 0.0%
Norway – 0.0%
BWG Homes ASA, expiring 4/10/12* (Cost: $0)	1,533	188
TOTAL LONG-TERM INVESTMENTS (Cost: $28,091,661)		28,514,748
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $12,495)	12,495	12,495
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.4%
MONEY MARKET FUND – 9.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $2,686,845)(d)	2,686,845	2,686,845
TOTAL INVESTMENTS IN SECURITIES – 108.9% (Cost: $30,791,001)		31,214,088
Liabilities in Excess of Other Assets – (8.9)%		(2,546,209)

NET ASSETS – 100.0%		$28,667,879

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $2,325,126 and the total market value of the collateral held by the Fund was $2,686,845.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 98.7%
Japan – 98.7%
Advertising – 0.1%
Hakuhodo DY Holdings, Inc.(a)	3,350	$211,678
Moshi Moshi Hotline, Inc.	35,950	361,269

Total Advertising		572,947
Agriculture – 1.4%
Hokuto Corp.	7,400	156,732
Japan Tobacco, Inc.	1,473	8,340,944
Sakata Seed Corp.	17,500	244,547

Total Agriculture		8,742,223
Airlines – 0.0%
All Nippon Airways Co., Ltd.(a)	80,000	243,028
Apparel – 0.3%
Asics Corp.	11,692	132,982
Atsugi Co., Ltd.	185,000	238,289
Descente Ltd.	38,558	242,232
Gunze Ltd.	55,000	161,735
Onward Holdings Co., Ltd.(a)	53,182	436,209
Sanyo Shokai Ltd.	61,000	166,037
Wacoal Holdings Corp.	25,000	298,013

Total Apparel		1,675,497
Auto Manufacturers – 6.5%
Daihatsu Motor Co., Ltd.(a)	81,000	1,492,144
Fuji Heavy Industries Ltd.	109,000	880,795
Hino Motors Ltd.	48,000	348,794
Honda Motor Co., Ltd.	260,477	9,954,434
Isuzu Motors Ltd.	176,000	1,037,244
Nissan Motor Co., Ltd.	460,900	4,934,114
Nissan Shatai Co., Ltd.	21,000	220,985
Shinmaywa Industries Ltd.	37,000	185,236
Suzuki Motor Corp.	34,836	836,877
Toyota Motor Corp.	454,437	19,713,714

Total Auto Manufacturers		39,604,337
Auto Parts & Equipment – 2.7%
Aisin Seiki Co., Ltd.	42,308	1,493,980
Akebono Brake Industry Co., Ltd.(a)	48,400	278,773
Bridgestone Corp.	67,568	1,647,019
Calsonic Kansei Corp.	25,000	153,412
Denso Corp.	103,114	3,464,490
Exedy Corp.	4,600	131,860
FCC Co., Ltd.	5,700	128,067
JTEKT Corp.	27,678	333,300
Keihin Corp.(a)	7,800	145,204
Koito Manufacturing Co., Ltd.	20,501	333,566
KYB Co., Ltd.(a)	19,000	116,131
Musashi Seimitsu Industry Co., Ltd.	5,500	131,794
NGK Insulators Ltd.	33,012	473,749
NGK Spark Plug Co., Ltd.	29,000	416,174
NHK Spring Co., Ltd.	31,000	335,257
Nifco, Inc.	7,300	200,651
Nippon Seiki Co., Ltd.	11,000	139,279

Nissin Kogyo Co., Ltd.(a)	16,500	$270,873
NOK Corp.	22,300	487,757
Riken Corp.	59,000	272,435
Sanden Corp.	29,000	95,146
Stanley Electric Co., Ltd.	34,626	553,292
Sumitomo Electric Industries Ltd.	107,000	1,473,127
Sumitomo Rubber Industries Ltd.	45,396	606,236
Taiho Kogyo Co., Ltd.	23,300	293,603
Takata Corp.	7,800	208,992
Tokai Rika Co., Ltd.	18,914	326,131
Topre Corp.	23,000	242,870
Toyo Tire & Rubber Co., Ltd.	58,000	162,805
Toyoda Gosei Co., Ltd.	19,640	384,471
Toyota Boshoku Corp.	25,000	296,494
TS Tech Co., Ltd.	17,600	347,103
Unipres Corp.	5,600	174,271
Yokohama Rubber Co., Ltd. (The)	70,917	513,598

Total Auto Parts & Equipment		16,631,910
Banks – 12.3%
77 Bank Ltd. (The)	71,000	314,904
Akita Bank Ltd. (The)	67,000	220,633
Aomori Bank Ltd. (The)(a)	47,000	146,206
Aozora Bank Ltd.(a)	171,000	496,616
Awa Bank Ltd. (The)(a)	30,000	185,187
Bank of Iwate Ltd. (The)(a)	3,400	154,930
Bank of Kyoto Ltd. (The)	43,000	392,405
Bank of Nagoya Ltd. (The)	56,000	202,102
Bank of Saga Ltd. (The)	78,000	223,683
Bank of the Ryukyus Ltd.	18,900	258,369
Bank of Yokohama Ltd. (The)	311,692	1,568,023
Chiba Bank Ltd. (The)	183,045	1,174,406
Chugoku Bank Ltd. (The)	29,000	394,325
Chukyo Bank Ltd. (The)	80,000	208,032
Daisan Bank Ltd. (The)	75,000	160,399
Daishi Bank Ltd. (The)	128,000	452,616
Ehime Bank Ltd. (The)	59,000	169,196
FIDEA Holdings Co., Ltd.	72,600	197,611
Fukui Bank Ltd. (The)	74,000	235,592
Fukuoka Financial Group, Inc.	206,878	922,586
Gunma Bank Ltd. (The)	71,000	382,198
Hachijuni Bank Ltd. (The)	59,000	349,863
Higo Bank Ltd. (The)	33,000	196,488
Hiroshima Bank Ltd. (The)(a)	81,000	372,052
Hokkoku Bank Ltd. (The)	70,000	264,536
Hokuhoku Financial Group, Inc.	273,000	524,139
Hyakugo Bank Ltd. (The)	26,000	120,372
Hyakujushi Bank Ltd. (The)	42,000	196,488
Iyo Bank Ltd. (The)	33,000	293,930
Joyo Bank Ltd. (The)	210,314	968,577
Juroku Bank Ltd. (The)	102,000	353,241
Kagoshima Bank Ltd. (The)	34,000	218,142
Keiyo Bank Ltd. (The)	53,000	255,678
Kiyo Holdings, Inc.	164,000	245,118
Michinoku Bank Ltd. (The)	44,000	90,358

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

Mie Bank Ltd. (The)	73,000	$176,524
Mitsubishi UFJ Financial Group, Inc.(a)	3,792,883	18,988,612
Miyazaki Bank Ltd. (The)	49,000	139,924
Mizuho Financial Group, Inc.(a)	9,263,745	15,196,617
Musashino Bank Ltd. (The)	7,000	242,250
Nishi-Nippon City Bank Ltd. (The)	184,704	525,193
Oita Bank Ltd. (The)	20,000	64,159
Resona Holdings, Inc.	669,961	3,101,709
San-In Godo Bank Ltd. (The)	42,000	334,285
Sapporo Hokuyo Holdings, Inc.	55,000	203,840
Senshu Ikeda Holdings, Inc.	315,116	440,347
Shiga Bank Ltd. (The)	43,000	258,643
Shikoku Bank Ltd. (The)	62,000	233,550
Shinsei Bank Ltd.	338,000	443,575
Shizuoka Bank Ltd. (The)	123,008	1,273,502
Sumitomo Mitsui Financial Group, Inc.(a)	502,359	16,622,195
Sumitomo Mitsui Trust Holdings, Inc.	405,517	1,300,887
Suruga Bank Ltd.	44,000	451,789
Tochigi Bank Ltd. (The)	44,000	164,676
Toho Bank Ltd. (The)	78,000	268,230
TOMONY Holdings, Inc.	61,373	299,799
Tsukuba Bank Ltd.	30,500	107,479
Yamagata Bank Ltd. (The)	30,000	143,265
Yamaguchi Financial Group, Inc.	45,000	411,204
Yamanashi Chuo Bank Ltd. (The)	42,000	187,812

Total Banks		74,489,067
Beverages – 0.9%
Asahi Group Holdings Ltd.	51,714	1,151,853
Coca-Cola Central Japan Co., Ltd.	17,811	232,228
Coca-Cola West Co., Ltd.	29,628	522,392
Ito En Ltd.	27,076	488,582
Kagome Co., Ltd.(a)	7,600	149,608
Kirin Holdings Co., Ltd.	201,274	2,619,411
Sapporo Holdings Ltd.	67,000	249,128
Takara Holdings, Inc.	39,000	266,809

Total Beverages		5,680,011
Building Materials – 1.0%
Asahi Glass Co., Ltd.	216,194	1,844,197
Central Glass Co., Ltd.	36,000	158,795
Daikin Industries Ltd.(a)	27,620	756,156
Fujitec Co., Ltd.	25,000	165,867
JS Group Corp.	57,349	1,207,677
Nichias Corp.	24,000	133,568
Nippon Sheet Glass Co., Ltd.(a)	221,092	341,196
Rinnai Corp.	2,900	210,025
Sanwa Holdings Corp.	68,831	270,155
Sumitomo Osaka Cement Co., Ltd.	56,000	163,995
Taiheiyo Cement Corp.(a)	193,000	431,521
Takara Standard Co., Ltd.	29,000	215,663
TOTO Ltd.	61,008	461,850

Total Building Materials		6,360,665

Chemicals – 4.0%
ADEKA Corp.	29,600	$282,710
Aica Kogyo Co., Ltd.	27,729	400,292
Air Water, Inc.	43,000	558,041
Asahi Kasei Corp.	248,288	1,541,712
Chugoku Marine Paints Ltd.	17,000	104,733
Daicel Corp.	43,000	278,498
Denki Kagaku Kogyo K.K.	79,000	317,747
DIC Corp.(a)	197,715	401,220
Hitachi Chemical Co., Ltd.	31,815	576,030
JSR Corp.	48,317	978,141
Kaneka Corp.	73,925	448,248
Kansai Paint Co., Ltd.	40,000	405,857
Koatsu Gas Kogyo Co., Ltd.	26,000	160,180
Kuraray Co., Ltd.	73,936	1,052,057
Kureha Corp.	40,000	193,450
Lintec Corp.	5,600	114,184
Mitsubishi Chemical Holdings Corp.	219,663	1,179,793
Mitsubishi Gas Chemical Co., Inc.	70,109	471,113
Mitsui Chemicals, Inc.	203,000	619,151
Nihon Nohyaku Co., Ltd.	30,000	134,516
Nihon Parkerizing Co., Ltd.	13,000	193,827
Nippon Carbon Co., Ltd.	46,000	130,239
Nippon Kayaku Co., Ltd.	45,000	463,698
Nippon Paint Co., Ltd.	23,000	175,235
Nippon Shokubai Co., Ltd.	37,000	431,168
Nippon Soda Co., Ltd.	44,000	202,637
Nippon Synthetic Chemical Industry Co., Ltd. (The)	19,000	117,516
Nissan Chemical Industries Ltd.	28,465	268,756
Nitto Denko Corp.	24,867	1,007,734
NOF Corp.	42,000	205,675
Sakata INX Corp.	29,000	145,185
Sanyo Chemical Industries Ltd.	18,000	120,736
Sekisui Jushi Corp.	13,000	130,640
Shin-Etsu Chemical Co., Ltd.(a)	88,990	5,168,871
Showa Denko K.K.	272,181	621,788
Sumitomo Bakelite Co., Ltd.	52,000	275,497
Sumitomo Chemical Co., Ltd.(a)	329,010	1,407,273
Taiyo Holdings Co., Ltd.	16,500	445,106
Taiyo Nippon Sanso Corp.	56,022	397,556
Takasago International Corp.(a)	28,000	132,693
Toagosei Co., Ltd.	31,000	143,520
Tokai Carbon Co., Ltd.	33,000	176,839
Tokuyama Corp.(a)	47,000	146,777
Tosoh Corp.(a)	164,370	459,385
Toyo Ink SC Holdings Co., Ltd.	114,000	472,374
Ube Industries Ltd.	201,241	550,206
Zeon Corp.	15,000	139,802

Total Chemicals		24,348,406
Commercial Services – 1.5%
Aeon Delight Co., Ltd.	18,800	398,410
Dai Nippon Printing Co., Ltd.(a)	229,694	2,361,275

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

Kanamoto Co., Ltd.	21,000	$251,097
Kyoritsu Maintenance Co., Ltd.	6,400	135,318
Meitec Corp.	6,200	125,740
Nichii Gakkan Co.	23,600	317,745
Nomura Co., Ltd.	43,000	155,708
Park24 Co., Ltd.	49,677	673,065
Secom Co., Ltd.	49,483	2,435,217
Sohgo Security Services Co., Ltd.	24,500	292,351
Toppan Forms Co., Ltd.	37,900	349,548
Toppan Printing Co., Ltd.(a)	222,517	1,746,716

Total Commercial Services		9,242,190
Computers – 1.0%
Fujitsu Ltd.(a)	404,000	2,140,397
Ines Corp.	28,800	230,974
Information Services International-Dentsu Ltd.	20,900	169,140
Itochu Techno-Solutions Corp.(a)	21,586	971,823
Melco Holdings, Inc.	5,200	132,251
NEC Fielding Ltd.	22,800	298,939
NEC Networks & System Integration Corp.	20,100	288,696
NS Solutions Corp.	7,000	135,585
Otsuka Corp.	6,704	548,246
SCSK Corp.	19,200	306,099
TDK Corp.(a)	19,851	1,131,311

Total Computers		6,353,461
Cosmetics/Personal Care – 1.3%
Kao Corp.(a)	131,062	3,459,100
Kose Corp.	7,800	177,714
Lion Corp.	56,291	324,223
Mandom Corp.	5,100	128,654
Pigeon Corp.	4,000	149,949
Pola Orbis Holdings, Inc.	8,645	259,471
Shiseido Co., Ltd.(a)	122,451	2,124,795
Unicharm Corp.	20,000	1,062,033

Total Cosmetics/Personal Care		7,685,939
Distribution/Wholesale – 5.5%
Ai Holdings Corp.	34,211	182,497
Canon Marketing Japan, Inc.	33,400	430,614
Daiwabo Holdings Co., Ltd.	66,000	148,369
Doshisha Co., Ltd.	5,500	159,329
Hakuto Co., Ltd.	22,100	221,282
Hitachi High-Technologies Corp.	19,800	475,181
Inabata & Co., Ltd.	34,600	241,332
ITOCHU Corp.	294,443	3,230,841
Itochu Enex Co., Ltd.(a)	51,700	307,203
Iwatani Corp.	51,000	171,043
Marubeni Corp.	304,278	2,207,351
Matsuda Sangyo Co., Ltd.	17,200	283,828
Mitsubishi Corp.(a)	392,100	9,147,968
Mitsui & Co., Ltd.(a)	511,018	8,426,410
Nagase & Co., Ltd.	22,500	279,968
Paltac Corp.	18,097	261,246
Ryoden Trading Co., Ltd.	28,000	169,779

San-Ai Oil Co., Ltd.	24,000	$125,403
Sinanen Co., Ltd.	18,000	79,179
Sojitz Corp.	202,800	364,717
Sumitomo Corp.	314,814	4,575,218
Toyota Tsusho Corp.(a)	66,210	1,355,658
Trusco Nakayama Corp.	7,300	149,735
Yamazen Corp.	27,400	229,734
Yuasa Trading Co., Ltd.	90,000	157,482

Total Distribution/Wholesale		33,381,367
Diversified Financial Services – 1.0%
Century Tokyo Leasing Corp.	23,505	477,269
Daiwa Securities Group, Inc.(a)	230,545	916,073
Hitachi Capital Corp.	32,900	492,531
Ichiyoshi Securities Co., Ltd.	30,300	214,285
Jaccs Co., Ltd.	52,000	186,403
Nomura Holdings, Inc.	626,600	2,786,750
Okasan Securities Group, Inc.	50,000	212,042
Tokai Tokyo Financial Holdings, Inc.	165,000	619,539

Total Diversified Financial Services		5,904,892
Electric – 3.7%
Chubu Electric Power Co., Inc.	290,916	5,281,348
Chugoku Electric Power Co., Inc. (The)(a)	132,713	2,478,642
Electric Power Development Co., Ltd.(a)	52,395	1,428,694
Hokkaido Electric Power Co., Inc.	73,908	1,091,175
Hokuriku Electric Power Co.	78,000	1,417,923
Kansai Electric Power Co., Inc. (The)(a)	356,020	5,546,116
Kyushu Electric Power Co., Inc.	197,210	2,825,331
Okinawa Electric Power Co., Inc. (The)	600	24,935
Shikoku Electric Power Co., Inc.(a)	73,408	2,081,060

Total Electric		22,175,224
Electrical Components & Equipment – 1.4%
Brother Industries Ltd.	49,509	675,000
Casio Computer Co., Ltd.*(a)	66,100	474,696
Fujikura Ltd.	46,000	154,274
Furukawa Electric Co., Ltd.	76,971	205,767
GS Yuasa Corp.	48,000	264,803
Hitachi Ltd.(a)	386,000	2,490,625
Mitsubishi Electric Corp.	240,000	2,134,759
Nidec Corp.(a)	16,100	1,475,108
Nippon Signal Co., Ltd. (The)	26,200	164,596
Tatsuta Electric Wire and Cable Co., Ltd.(a)	15,051	90,897
Tokyo Rope Manufacturing Co., Ltd.(a)	32,000	65,715
Ushio, Inc.	20,100	284,055

Total Electrical Components & Equipment		8,480,295
Electronics – 2.6%
Advantest Corp.	17,200	272,541
Alps Electric Co., Ltd.	37,600	332,618
Anritsu Corp.	15,000	197,582
Azbil Corp.	20,458	454,926
Cosel Co., Ltd.	16,500	230,974
Dainippon Screen Manufacturing Co., Ltd.	15,000	135,792
Fujitsu General Ltd.(a)	19,000	143,374

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

Hamamatsu Photonics K.K.	6,400	$243,028
Hirose Electric Co., Ltd.(a)	5,320	561,769
Horiba Ltd.	4,300	148,184
Hoya Corp.	128,157	2,894,998
Ibiden Co., Ltd.	21,201	545,386
Japan Aviation Electronics Industry Ltd.	19,000	165,539
Keyence Corp.	1,210	286,124
Koa Corp.	20,600	221,532
Kuroda Electric Co., Ltd.	20,400	225,827
Kyocera Corp.	24,581	2,264,098
Minebea Co., Ltd.	56,000	245,653
Mitsumi Electric Co., Ltd.*	24,700	214,000
Murata Manufacturing Co., Ltd.	34,800	2,074,172
Nichicon Corp.(a)	15,500	187,782
Nidec Copal Corp.	21,600	283,468
Nihon Dempa Kogyo Co., Ltd.(a)	3,300	50,004
Nippon Electric Glass Co., Ltd.	39,018	340,895
Nohmi Bosai Ltd.	33,242	229,032
Ryosan Co., Ltd.	6,800	137,496
Sanshin Electronics Co., Ltd.	25,400	215,126
SMK Corp.	33,000	115,086
Taiyo Yuden Co., Ltd.(a)	10,000	107,175
Toshiba Corp.	416,000	1,840,015
Toyo Corp.	25,300	276,687
Ulvac, Inc.*	5,100	56,333
Yaskawa Electric Corp.	12,000	113,446

Total Electronics		15,810,662
Engineering & Construction – 1.3%
Chiyoda Corp.	16,000	204,338
COMSYS Holdings Corp.(a)	32,460	353,414
Hibiya Engineering Ltd.	21,700	240,481
JGC Corp.	25,018	779,770
Kajima Corp.(a)	222,386	680,980
Kandenko Co., Ltd.	34,000	166,086
Kyowa Exeo Corp.	32,300	292,405
Maeda Corp.	51,000	225,579
Maeda Road Construction Co., Ltd.	14,000	175,053
Nippo Corp.	19,000	212,176
Nippon Densetsu Kogyo Co., Ltd.	13,000	129,692
Nippon Road Co., Ltd. (The)(a)	38,000	162,537
Nishimatsu Construction Co., Ltd.	172,000	405,468
Obayashi Corp.	165,328	725,237
Okumura Corp.	59,000	233,003
Penta-Ocean Construction Co., Ltd.	46,500	149,736
Raito Kogyo Co., Ltd.	36,400	214,963
Sanki Engineering Co., Ltd.	30,000	162,950
Shimizu Corp.(a)	177,182	714,800
Shinko Plantech Co., Ltd.	15,500	132,785
Taisei Corp.	308,145	808,789
Takasago Thermal Engineering Co., Ltd.	28,600	223,810
Toda Corp.	64,000	216,198
Toenec Corp.	27,000	157,482
Toshiba Plant Systems & Services Corp.	17,000	196,658

Toyo Engineering Corp.	34,000	$162,780

Total Engineering & Construction		8,127,170
Entertainment – 0.9%
Avex Group Holdings, Inc.	23,019	279,713
Mars Engineering Corp.	19,800	441,497
Oriental Land Co., Ltd.	16,400	1,767,641
Sankyo Co., Ltd.	29,421	1,451,477
Shochiku Co., Ltd.	16,000	151,650
Toei Co., Ltd.	37,000	191,980
Toho Co., Ltd.	37,543	692,968
Tokyotokeiba Co., Ltd.	185,000	285,497

Total Entertainment		5,262,423
Environmental Control – 0.2%
Asahi Holdings, Inc.	18,000	390,862
Daiseki Co., Ltd.	6,500	121,083
Hitachi Zosen Corp.	179,500	235,567
Kurita Water Industries Ltd.	22,232	547,865

Total Environmental Control		1,295,377
Food – 1.8%
Ajinomoto Co., Inc.	152,433	1,922,662
Ariake Japan Co., Ltd.	6,800	131,794
Ezaki Glico Co., Ltd.	17,000	205,128
Fuji Oil Co., Ltd.	20,100	287,474
House Foods Corp.	19,000	326,691
J-Oil Mills, Inc.(a)	49,000	141,710
Kasumi Co., Ltd.	50,572	341,059
Kato Sangyo Co., Ltd.	5,800	115,161
Kewpie Corp.	27,800	411,789
Kikkoman Corp.(a)	30,000	348,867
Kyokuyo Co., Ltd.	62,000	149,171
Marudai Food Co., Ltd.	43,000	167,726
Maruha Nichiro Holdings, Inc.	72,000	126,861
MEIJI Holdings Co., Ltd.	17,341	761,744
Mitsui Sugar Co., Ltd.	44,000	147,567
Morinaga & Co., Ltd.	57,000	132,985
Morinaga Milk Industry Co., Ltd.	41,000	161,917
Nichirei Corp.	69,551	327,915
Nippon Beet Sugar Manufacturing Co., Ltd.	62,000	138,623
Nippon Flour Mills Co., Ltd.	39,000	180,084
Nippon Meat Packers, Inc.	22,000	280,965
Nippon Suisan Kaisha Ltd.(a)	124,335	426,058
Nisshin Oillio Group Ltd. (The)	34,000	141,297
Nisshin Seifun Group, Inc.	43,113	524,407
Nissin Foods Holdings Co., Ltd.	26,028	978,877
Prima Meat Packers Ltd.	158,000	295,668
Toyo Suisan Kaisha Ltd.	22,000	574,494
Yakult Honsha Co., Ltd.(a)	19,200	663,758
Yamazaki Baking Co., Ltd.	31,000	446,759

Total Food		10,859,211
Forest Products & Paper – 0.4%
Daio Paper Corp.	8,000	48,022
Hokuetsu Kishu Paper Co., Ltd.	38,946	260,760

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

Nippon Paper Group, Inc.(a)	33,400	$699,292
OJI Paper Co., Ltd.(a)	275,120	1,337,238

Total Forest Products & Paper		2,345,312
Gas – 1.0%
Osaka Gas Co., Ltd.	514,014	2,073,670
Saibu Gas Co., Ltd.	181,000	490,467
Shizuoka Gas Co., Ltd.	11,500	82,587
Toho Gas Co., Ltd.(a)	105,000	622,638
Tokyo Gas Co., Ltd.	556,020	2,635,006

Total Gas		5,904,368
Hand/Machine Tools – 0.5%
Asahi Diamond Industrial Co., Ltd.(a)	6,000	70,721
Disco Corp.	2,700	150,100
Fuji Electric Co., Ltd.	165,000	437,086
Hitachi Koki Co., Ltd.	28,596	263,044
Makita Corp.	21,265	857,887
Meidensha Corp.*(a)	31,000	113,385
OSG Corp.(a)	18,900	287,536
SMC Corp.	3,820	610,866
THK Co., Ltd.	7,300	149,291
Union Tool Co.	6,400	119,920

Total Hand/Machine Tools		3,059,836
Healthcare-Products – 0.4%
Hogy Medical Co., Ltd.	4,400	197,558
Nihon Kohden Corp.	6,500	175,029
Nipro Corp.(a)	40,900	306,644
Paramount Bed Holdings Co., Ltd.	4,800	142,142
Shimadzu Corp.	24,000	217,851
Sysmex Corp.	10,200	413,974
Terumo Corp.	17,128	823,151

Total Healthcare-Products		2,276,349
Heathcare-Services – 0.1%
Miraca Holdings, Inc.	7,882	309,361
Home Builders – 0.6%
Daiwa House Industry Co., Ltd.	79,022	1,050,490
PanaHome Corp.	28,000	192,235
Sekisui Chemical Co., Ltd.	79,008	689,322
Sekisui House Ltd.	180,022	1,774,079

Total Home Builders		3,706,126
Home Furnishings – 1.0%
Alpine Electronics, Inc.	19,300	261,961
Canon Electronics, Inc.	16,500	424,254
Foster Electric Co., Ltd.	7,600	111,744
Hoshizaki Electric Co., Ltd.	16,500	391,373
Nidec Sankyo Corp.	30,000	181,907
Panasonic Corp.	205,378	1,899,176
Sharp Corp.(a)	226,747	1,664,198
Sony Corp.	53,821	1,114,417

Total Home Furnishings		6,049,030
Household Products/Wares – 0.0%
Mitsubishi Pencil Co., Ltd.	7,100	124,322

Insurance – 2.4%
Dai-ichi Life Insurance Co., Ltd. (The)	1,205	$1,673,631
MS&AD Insurance Group Holdings(a)	148,730	3,070,567
NKSJ Holdings, Inc.(a)	133,853	3,009,029
Sony Financial Holdings, Inc.	55,903	998,571
T&D Holdings, Inc.	124,820	1,454,552
Tokio Marine Holdings, Inc.	153,243	4,228,870

Total Insurance		14,435,220
Internet – 0.7%
Dena Co., Ltd.(a)	17,468	486,714
GMO Internet, Inc.	44,600	224,911
Gree, Inc.	5,100	129,460
Monex Group, Inc.	1,445	317,814
SBI Holdings, Inc.*	3,842	364,615
Trend Micro, Inc.	31,318	967,758
Yahoo! Japan Corp.(a)	5,316	1,729,904

Total Internet		4,221,176
Iron/Steel – 1.6%
Aichi Steel Corp.	31,000	160,848
Daido Metal Co., Ltd.	10,000	125,767
Daido Steel Co., Ltd.	37,000	257,622
Hitachi Metals Ltd.	48,018	599,824
Japan Steel Works Ltd. (The)(a)	69,018	475,523
JFE Holdings, Inc.	89,716	1,938,332
Kobe Steel Ltd.	520,000	846,710
Nippon Steel Corp.	692,010	1,908,819
Nisshin Steel Co., Ltd.	174,000	293,894
Sanyo Special Steel Co., Ltd.	26,000	141,856
Sumitomo Metal Industries Ltd.	1,237,967	2,512,188
Topy Industries Ltd.	51,000	159,269
Toyo Kohan Co., Ltd.	30,000	123,215
Yamato Kogyo Co., Ltd.	5,040	147,902
Yodogawa Steel Works Ltd.	55,000	241,266

Total Iron/Steel		9,933,035
Leisure Time – 0.4%
Daikoku Denki Co., Ltd.	22,100	318,764
Mizuno Corp.	42,000	234,255
Round One Corp.(a)	27,800	184,444
Sega Sammy Holdings, Inc.	59,815	1,260,334
Yamaha Corp.	24,500	255,435

Total Leisure Time		2,253,232
Lodging – 0.1%
Resorttrust, Inc.(a)	27,100	442,254
Machinery-Construction & Mining – 0.6%
Hitachi Construction Machinery Co., Ltd.(a)	25,900	576,255
Komatsu Ltd.	107,006	3,067,345
Modec, Inc.	9,500	197,630

Total Machinery-Construction & Mining		3,841,230
Machinery-Diversified – 2.1%
Amada Co., Ltd.	38,014	257,753
Daifuku Co., Ltd.	35,000	204,144

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

Daihen Corp.	36,000	$130,360
Ebara Corp.	34,000	122,705
FANUC Corp.	29,700	5,297,965
Hisaka Works Ltd.	12,000	133,277
IHI Corp.	229,690	583,331
Kawasaki Heavy Industries Ltd.(a)	163,355	502,203
Kinki Sharyo Co., Ltd.	37,000	141,625
Komori Corp.	28,200	244,323
Kubota Corp.	219,954	2,124,837
Max Co., Ltd.	13,000	164,445
Mitsubishi Heavy Industries Ltd.	325,016	1,583,710
Nabtesco Corp.	7,000	144,431
Nippon Sharyo Ltd.(a)	33,000	137,141
Organo Corp.	17,000	115,268
Sumitomo Heavy Industries Ltd.	46,000	257,124
Torishima Pump Manufacturing Co., Ltd.	17,900	246,004
Tsubakimoto Chain Co.	25,000	155,234
Tsugami Corp.(a)	19,000	217,717

Total Machinery-Diversified		12,763,597
Media – 0.1%
Gakken Holdings Co., Ltd.	34,000	70,235
Kadokawa Group Holdings, Inc.(a)	4,200	134,429
Tokyo Broadcasting System Holdings, Inc.	25,300	379,369

Total Media		584,033
Metal Fabricate/Hardware – 0.4%
Furukawa-Sky Aluminum Corp.	62,000	199,648
Hanwa Co., Ltd.	49,000	223,878
JFE Shoji Holdings, Inc.	56,000	293,967
MISUMI Group, Inc.	10,400	254,392
Nippon Steel Trading Co., Ltd.	51,000	166,705
NSK Ltd.	50,000	387,022
NTN Corp.	77,403	329,194
Oiles Corp.	7,200	142,609
Ryobi Ltd.	50,000	190,777
Toho Zinc Co., Ltd.	28,000	126,909

Total Metal Fabricate/Hardware		2,315,101
Mining – 0.5%
Dowa Holdings Co., Ltd.(a)	59,664	398,751
Mitsubishi Materials Corp.	51,000	162,367
Mitsui Mining & Smelting Co., Ltd.	80,000	226,502
Nippon Denko Co., Ltd.	21,000	103,348
Nippon Light Metal Co., Ltd.	68,000	109,071
Nittetsu Mining Co., Ltd.	37,000	178,492
Sumitomo Metal Mining Co., Ltd.	110,000	1,554,529

Total Mining		2,733,060
Miscellaneous Manufacturing – 0.8%
Amano Corp.	38,033	355,397
FUJIFILM Holdings Corp.	51,502	1,214,720
Konica Minolta Holdings, Inc.	105,032	922,755
Nikkiso Co., Ltd.	14,000	147,494
Nikon Corp.	34,400	1,050,037
Ohara, Inc.	7,600	88,564

Sekisui Plastics Co., Ltd.	35,000	$128,866
Shin-Etsu Polymer Co., Ltd.	34,600	181,630
Tamron Co., Ltd.	7,448	241,554
Tokai Rubber Industries Ltd.	22,000	279,628
Toyo Tanso Co., Ltd.	2,400	91,427

Total Miscellaneous Manufacturing		4,702,072
Office/Business Equipment – 3.2%
Canon, Inc.	346,020	16,440,102
Ricoh Co., Ltd.(a)	250,008	2,445,549
Sato Holdings Corp.	18,600	263,309
Seiko Epson Corp.(a)	29,900	421,459
Toshiba TEC Corp.	35,000	139,498

Total Office/Business Equipment		19,709,917
Oil & Gas – 1.6%
Cosmo Oil Co., Ltd.(a)	262,097	732,515
Idemitsu Kosan Co., Ltd.	6,420	643,599
Inpex Corp.	319	2,166,851
JX Holdings, Inc.	613,059	3,821,608
Showa Shell Sekiyu K.K.	87,321	560,247
TonenGeneral Sekiyu K.K.	211,137	1,954,996

Total Oil & Gas		9,879,816
Packaging & Containers – 0.2%
Achilles Corp.	45,000	64,524
Fuji Seal International, Inc.	6,800	129,563
Nihon Yamamura Glass Co., Ltd.	54,000	132,547
Rengo Co., Ltd.	51,000	355,101
Toyo Seikan Kaisha Ltd.	24,100	347,612

Total Packaging & Containers		1,029,347
Pharmaceuticals – 7.5%
Alfresa Holdings Corp.	10,500	502,066
Astellas Pharma, Inc.(a)	158,170	6,534,759
Chugai Pharmaceutical Co., Ltd.	128,118	2,375,698
Daiichi Sankyo Co., Ltd.(a)	229,601	4,207,282
Dainippon Sumitomo Pharma Co., Ltd.(a)	83,908	894,189
Eisai Co., Ltd.(a)	124,776	4,988,311
Hisamitsu Pharmaceutical Co., Inc.(a)	18,557	885,063
Kaken Pharmaceutical Co., Ltd.	37,000	468,935
Kobayashi Pharmaceutical Co., Ltd.	4,700	236,442
KYORIN Holdings, Inc.	25,000	476,031
Kyowa Hakko Kirin Co., Ltd.	165,022	1,844,829
Medipal Holdings Corp.	55,164	718,583
Mitsubishi Tanabe Pharma Corp.	107,843	1,521,426
Mochida Pharmaceutical Co., Ltd.	20,000	237,195
Otsuka Holdings Co., Ltd.	72,119	2,147,051
Sawai Pharmaceutical Co., Ltd.	1,300	138,538
Seikagaku Corp.	11,500	128,981
Shionogi & Co., Ltd.(a)	90,447	1,257,323
Ship Healthcare Holdings, Inc.	9,789	201,739
Suzuken Co., Ltd.	32,000	992,333
Takeda Pharmaceutical Co., Ltd.(a)	313,658	13,892,502
Toho Holdings Co., Ltd.	7,800	139,328
Towa Pharmaceutical Co., Ltd.	2,200	109,606

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

Tsumura & Co.(a)	17,900	$520,067

Total Pharmaceuticals		45,418,277
Private Equity – 0.0%
Jafco Co., Ltd.*	6,100	148,766
Real Estate – 1.8%
Arnest One Corp.	24,200	271,127
Daito Trust Construction Co., Ltd.	35,903	3,241,500
Goldcrest Co., Ltd.	12,570	230,948
Heiwa Real Estate Co., Ltd.	91,000	248,800
Mitsubishi Estate Co., Ltd.	105,018	1,883,548
Mitsui Fudosan Co., Ltd.	141,387	2,719,675
Nomura Real Estate Holdings, Inc.	25,505	452,176
Sumitomo Realty & Development Co., Ltd.	42,012	1,018,457
Tokyu Land Corp.	70,416	346,540
Tokyu Livable, Inc.	23,700	246,518
Touei Housing Corp.	19,800	210,282

Total Real Estate		10,869,571
Retail – 4.6%
ABC-Mart, Inc.	6,600	249,821
Aeon Co., Ltd.(a)	158,025	2,089,206
AOKI Holdings, Inc.	17,600	332,773
Arcs Co., Ltd.	7,800	145,299
ASKUL Corp.(a)	16,900	298,797
Chiyoda Co., Ltd.	29,513	595,317
Circle K Sunkus Co., Ltd.	19,883	427,885
Citizen Holdings Co., Ltd.	60,800	387,134
DCM Holdings Co., Ltd.	36,046	287,772
Don Quijote Co., Ltd.	4,000	146,060
Doutor Nichires Holdings Co., Ltd.	21,900	289,800
EDION Corp.(a)	37,789	266,330
FamilyMart Co., Ltd.	21,797	927,025
Fast Retailing Co., Ltd.	17,038	3,904,693
Gulliver International Co., Ltd.	2,930	115,712
H2O Retailing Corp.	41,000	358,211
Heiwado Co., Ltd.	22,900	310,546
Isetan Mitsukoshi Holdings Ltd.(a)	39,400	465,360
Izumi Co., Ltd.	20,300	385,057
J Front Retailing Co., Ltd.	78,000	437,888
Joshin Denki Co., Ltd.	12,000	119,278
Kappa Create Co., Ltd.(a)	11,200	242,250
Komeri Co., Ltd.	5,300	151,925
K’s Holdings Corp.	4,500	145,890
Lawson, Inc.	35,700	2,260,125
Marui Group Co., Ltd.	80,332	673,541
Matsumotokiyoshi Holdings Co., Ltd.	7,800	170,132
Nitori Holdings Co., Ltd.	2,400	218,142
Parco Co., Ltd.	25,800	249,551
Plenus Co., Ltd.	22,623	411,527
Point, Inc.	8,990	333,732
Ryohin Keikaku Co., Ltd.(a)	4,998	259,936
Saizeriya Co., Ltd.	7,400	119,684
Seiko Holdings Corp.*(a)	43,000	103,980
Seven & I Holdings Co., Ltd.	190,836	5,699,920

Shimachu Co., Ltd.	5,700	$135,063
Shimamura Co., Ltd.	4,000	450,088
St. Marc Holdings Co., Ltd.	3,600	143,484
Sugi Holdings Co., Ltd.	8,400	258,344
Sundrug Co., Ltd.	5,700	177,313
Takashimaya Co., Ltd.	54,000	450,793
Tsuruha Holdings, Inc.	2,800	165,867
United Arrows Ltd.	7,700	162,337
UNY Co., Ltd.	51,261	558,112
USS Co., Ltd.(a)	8,519	868,515
Xebio Co., Ltd.	6,500	174,318
Yamada Denki Co., Ltd.(a)	5,230	328,563
Zensho Holdings Co., Ltd.	15,800	195,064

Total Retail		27,648,160
Semiconductors – 0.7%
Axell Corp.	7,600	180,823
Megachips Corp.*	7,900	157,242
Mimasu Semiconductor Industry Co., Ltd.	19,700	188,634
Rohm Co., Ltd.	27,100	1,345,203
Shinko Electric Industries Co., Ltd.(a)	32,400	318,114
Tokyo Electron Ltd.	34,200	1,967,762

Total Semiconductors		4,157,778
Shipbuilding – 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	157,000	274,719
Sasebo Heavy Industries Co., Ltd.(a)	86,000	144,213

Total Shipbuilding		418,932
Software – 1.1%
Capcom Co., Ltd.	16,500	379,142
IT Holdings Corp.	34,400	404,632
Konami Corp.(a)	22,796	649,850
NEC Mobiling Ltd.	3,282	113,940
Nihon Unisys Ltd.	39,300	276,979
Nomura Research Institute Ltd.	59,371	1,481,119
NSD Co., Ltd.	27,700	257,494
Oracle Corp.	49,907	1,907,255
Square Enix Holdings Co., Ltd.(a)	22,600	477,293
Transcosmos, Inc.*	20,400	314,075
Zenrin Co., Ltd.	25,400	257,410

Total Software		6,519,189
Storage/Warehousing – 0.1%
Mitsubishi Logistics Corp.	21,000	249,311
Mitsui-Soko Co., Ltd.	52,000	223,051
Sumitomo Warehouse Co., Ltd. (The)	48,000	249,055

Total Storage/Warehousing		721,417
Telecommunications – 7.7%
Hikari Tsushin, Inc.	21,883	646,691
Hitachi Kokusai Electric, Inc.	17,000	156,789
Japan Radio Co., Ltd.*	63,000	153,108
KDDI Corp.(a)	836	5,444,997
Nippon Telegraph & Telephone Corp.(a)	395,100	18,027,833
NTT DoCoMo, Inc.(a)	12,867	21,482,785

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2012

Investments	Shares	Value

Softbank Corp.*	18,519	$550,653

Total Telecommunications		46,462,856
Textiles – 0.4%
Japan Vilene Co., Ltd.	31,000	144,274
Kurabo Industries Ltd.	125,000	244,547
Nisshinbo Holdings, Inc.	32,000	304,466
Nitto Boseki Co., Ltd.*(a)	59,000	232,286
Seiren Co., Ltd.	29,700	198,132
Teijin Ltd.	66,000	222,954
Toray Industries, Inc.(a)	113,853	849,453
Toyobo Co., Ltd.	235,000	336,959

Total Textiles		2,533,071
Toys/Games/Hobbies – 1.5%
Namco Bandai Holdings, Inc.	63,350	919,131
Nintendo Co., Ltd.	53,500	8,093,748
Sanrio Co., Ltd.	5,077	199,267
Tomy Co., Ltd.	25,300	185,996

Total Toys/Games/Hobbies		9,398,142
Transportation – 3.1%
East Japan Railway Co.	82,205	5,204,302
Fukuyama Transporting Co., Ltd.(a)	45,000	246,066
Hankyu Hanshin Holdings, Inc.	183,000	802,758
Hitachi Transport System Ltd.	21,000	384,045
Kamigumi Co., Ltd.	23,000	191,445
Kawasaki Kisen Kaisha Ltd.*(a)	176,000	389,234
Keikyu Corp.(a)	50,000	439,881
Keio Corp.	80,000	576,463
Keisei Electric Railway Co., Ltd.	43,000	334,407
Kintetsu Corp.(a)	314,899	1,205,337
Mitsui O.S.K. Lines Ltd.(a)	268,000	1,172,368
Nagoya Railroad Co., Ltd.(a)	165,000	457,136
Nippon Express Co., Ltd.	287,149	1,127,032
Nippon Konpo Unyu Soko Co., Ltd.	18,000	222,444
Nippon Yusen K.K.(a)	502,014	1,586,046
Nishi-Nippon Railroad Co., Ltd.(a)	64,154	303,249
Odakyu Electric Railway Co., Ltd.(a)	67,008	636,737
Sankyu, Inc.	45,379	178,660
Seino Holdings Corp.	28,000	203,463
Senko Co., Ltd.	46,000	185,576
Sotetsu Holdings, Inc.(a)	164,000	516,143
Tobu Railway Co., Ltd.	88,486	472,026
Tokyu Corp.	214,473	1,024,216
Yamato Holdings Co., Ltd.	73,975	1,149,693

Total Transportation		19,008,727
TOTAL COMMON STOCKS (Cost: $596,388,786)		598,848,982
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $973,139)	973,139	973,139

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 28.6%
MONEY MARKET FUND – 28.6%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(b)
(Cost: $173,505,428)(c)	173,505,428	$173,505,428
TOTAL INVESTMENTS IN SECURITIES – 127.5% (Cost: $770,867,353)		773,327,549
Liabilities in Excess of Foreign Currency and Other Assets – (27.5)%		(166,620,787)

NET ASSETS – 100.0%		$606,706,762
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(c)	At March 31, 2012, the total market value of the Fund’s securities on loan was $164,639,402 and the total market value of the collateral held by the Fund was $173,505,428.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments

WisdomTree Global ex-U.S. Growth Fund (DNL)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.0%
Australia – 0.8%
Fortescue Metals Group Ltd.	12,761	$76,807
Rio Tinto Ltd.	5,828	394,853

Total Australia		471,660
Austria – 0.2%
Andritz AG	782	76,417
Voestalpine AG	1,522	51,107

Total Austria		127,524
Belgium – 0.2%
NV Bekaert S.A.	666	21,424
Umicore S.A.	1,574	86,579

Total Belgium		108,003
Brazil – 6.4%
BRF – Brasil Foods S.A.*	5,500	108,686
CCR S.A.	42,616	345,030
Cia de Saneamento Basico do Estado de Sao Paulo*	4,900	186,701
CPFL Energia S.A.	33,100	497,507
Duratex S.A.*	6,400	40,414
EcoRodovias Infraestrutura e Logistica S.A.	12,500	109,837
Lojas Renner S.A.	3,500	119,736
MRV Engenharia e Participacoes S.A.	5,900	41,817
PDG Realty S.A. Empreendimentos e Participacoes	11,500	39,651
Porto Seguro S.A.	7,300	79,230
Redecard S.A.	31,900	619,884
Tim Participacoes S.A.	11,700	74,396
Tractebel Energia S.A.	8,100	144,302
Vale S.A.	48,800	1,140,085

Total Brazil		3,547,276
Canada – 1.9%
Baytex Energy Corp.(a)	2,995	155,196
Brookfield Asset Management, Inc. Class A(a)	5,991	188,641
Centerra Gold, Inc.	4,593	71,277
Pembina Pipeline Corp.(a)	7,085	199,765
Potash Corp. of Saskatchewan, Inc.	1,597	72,767
RioCan Real Estate Investment Trust(a)	8,400	227,177
Teck Resources Ltd. Class B	3,794	135,179

Total Canada		1,050,002
Chile – 0.9%
Banco de Credito e Inversiones	1,456	101,698
Cencosud S.A.	13,884	91,985
Quinenco S.A.	16,923	53,315
SACI Falabella	17,315	167,283
Sociedad Matriz Banco de Chile Class B	167,074	64,006

Total Chile		478,287
China – 3.0%
Air China Ltd. Class H	46,000	31,875
China Coal Energy Co., Ltd. Class H	39,000	43,752
China Merchants Bank Co., Ltd. Class H	38,500	78,746
China National Building Material Co., Ltd. Class H(a)	24,000	30,263

China Petroleum & Chemical Corp. Class H	258,000	$281,128
China Shenhua Energy Co., Ltd. Class H	51,500	217,237
Dongfeng Motor Group Co., Ltd. Class H	91,100	164,506
Great Wall Motor Co., Ltd. Class H*	35,500	69,043
Guangzhou Automobile Group Co., Ltd. Class H	102,000	101,159
PetroChina Co., Ltd. Class H	416,000	588,315
Yanzhou Coal Mining Co., Ltd. Class H	24,000	52,056
Zhaojin Mining Industry Co., Ltd. Class H	19,000	31,862

Total China		1,689,942
Denmark – 1.4%
H. Lundbeck A/S(a)	3,398	68,002
Novo Nordisk A/S Class B	4,629	640,091
Novozymes A/S Class B	1,849	53,783

Total Denmark		761,876
Finland – 0.4%
Metso Oyj(a)	3,675	156,853
Nokian Renkaat Oyj	1,562	76,007

Total Finland		232,860
France – 4.0%
Bureau Veritas S.A.	1,076	94,572
Christian Dior S.A.	2,193	335,994
Dassault Systemes S.A.	697	64,036
Hermes International(a)	698	234,845
LVMH Moet Hennessy Louis Vuitton S.A.	5,131	880,426
Schneider Electric S.A.	9,013	588,008
SEB S.A.	554	46,007

Total France		2,243,888
Germany – 3.2%
Aixtron SE N.A.	1,455	25,305
Bayerische Motoren Werke AG	7,257	651,653
Fraport AG Frankfurt Airport Services Worldwide	1,331	83,219
K+S AG	2,089	109,121
Linde AG	1,946	348,685
SMA Solar Technology AG(a)	835	37,785
Software AG	739	27,634
Volkswagen AG	2,975	478,982

Total Germany		1,762,384
Hong Kong – 7.8%
Cathay Pacific Airways Ltd.	135,000	250,039
Cheung Kong Holdings Ltd.	34,000	439,232
China Merchants Holdings International Co., Ltd.	48,000	160,742
China Resources Enterprise Ltd.	24,000	83,771
China Unicom Hong Kong Ltd.	82,000	138,990
Citic Pacific Ltd.	49,000	82,550
CNOOC Ltd.	638,000	1,311,499
Fosun International Ltd.	105,500	62,778
Hang Lung Group Ltd.	13,000	84,138
Hang Lung Properties Ltd.	57,000	208,868
Hong Kong & China Gas Co., Ltd.	84,000	215,301
Hutchison Whampoa Ltd.	54,000	539,722
Hysan Development Co., Ltd.	13,000	52,074
MTR Corp., Ltd.	71,500	256,015

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

March 31, 2012

Investments	Shares	Value

New World Development Co., Ltd.	68,000	$81,716
Shanghai Industrial Holdings Ltd.	25,000	77,119
SJM Holdings Ltd.	62,000	126,172
Wharf Holdings Ltd.	31,352	170,409

Total Hong Kong		4,341,135
Indonesia – 2.3%
Astra International Tbk PT	59,600	482,001
Bank Mandiri Persero Tbk PT	210,501	157,692
Bank Negara Indonesia Persero Tbk PT	117,500	51,400
Bank Rakyat Indonesia Persero Tbk PT	212,489	161,505
Indofood Sukses Makmur Tbk PT	90,500	48,001
United Tractors Tbk PT	58,900	212,566
Vale Indonesia Tbk PT	366,500	135,273
XL Axiata Tbk PT	90,761	50,125

Total Indonesia		1,298,563
Ireland – 0.1%
Dragon Oil PLC	5,424	54,077
Italy – 1.8%
Banca Monte dei Paschi di Siena SpA(a)	129,738	54,613
Mediobanca SpA	12,944	75,914
Saipem SpA	4,513	232,766
Snam SpA	118,291	568,046
Tod’s SpA	480	53,918

Total Italy		985,257
Japan – 2.0%
Daihatsu Motor Co., Ltd.(a)	6,000	110,529
FANUC Corp.	2,100	374,604
Isuzu Motors Ltd.	12,000	70,721
JGC Corp.	2,000	62,337
Komatsu Ltd.	8,000	229,321
Mitsubishi Chemical Holdings Corp.	13,500	72,507
Sega Sammy Holdings, Inc.	3,800	80,068
SMC Corp.	400	63,965
Softbank Corp.*	1,100	32,708

Total Japan		1,096,760
Malaysia – 0.9%
Genting Bhd	15,200	53,784
Hong Leong Financial Group Bhd	14,400	57,816
Petronas Dagangan Bhd	23,300	144,052
RHB Capital Bhd	36,700	92,244
YTL Power International Bhd	229,900	138,833

Total Malaysia		486,729
Mexico – 2.6%
Alfa S.A.B de C.V. Class A	4,200	60,388
Arca Continental S.A.B de C.V.	17,298	82,571
Grupo Mexico S.A.B de C.V. Series B	133,574	421,247
Industrias Penoles S.A.B de C.V.	10,455	506,333
Wal-Mart de Mexico S.A.B de C.V. Series V	115,429	386,821

Total Mexico		1,457,360
Netherlands – 0.2%
Randstad Holding N.V.	3,716	139,996

Norway – 0.2%
Yara International ASA	2,746	$130,752
Philippines – 0.7%
Aboitiz Equity Ventures, Inc.	127,300	148,544
Aboitiz Power Corp.	190,500	150,412
Manila Electric Co.	15,310	93,425

Total Philippines		392,381
Poland – 0.1%
KGHM Polska Miedz S.A.	1,869	85,755
Portugal – 0.5%
Portugal Telecom, SGPS, S.A.	50,335	273,420
Russia – 6.9%
Gazprom Neft JSC ADR	18,671	498,329
Gazprom OAO ADR	125,211	1,527,574
Magnitogorsk Iron & Steel Works Reg S GDR*	6,291	37,148
Mechel ADR*(a)	2,600	23,348
MMC Norilsk Nickel OJSC ADR	35,375	647,363
NovaTek OAO Reg S GDR	599	81,164
Novolipetsk Steel OJSC Reg S GDR	6,423	133,470
Rosneft Oil Co. Reg S GDR	66,999	474,353
Sistema JSFC Reg S GDR	2,044	40,246
Tatneft ADR	5,791	236,273
Uralkali OJSC Reg S GDR	4,494	169,469

Total Russia		3,868,737
Singapore – 0.6%
Jardine Cycle & Carriage Ltd.	6,390	245,416
Yangzijiang Shipbuilding Holdings Ltd.	64,626	68,360

Total Singapore		313,776
South Africa – 2.5%
Kumba Iron Ore Ltd.(a)	13,420	919,871
Vodacom Group Ltd.	35,349	498,139

Total South Africa		1,418,010
South Korea – 3.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,260	33,695
GS Holdings	838	48,000
Hankook Tire Co., Ltd.	1,000	37,024
Hanwha Chem Corp.	810	19,195
Honam Petrochemical Corp.	98	29,105
Hyundai Engineering & Construction Co., Ltd.	625	44,570
Hyundai Heavy Industries Co., Ltd.	682	193,516
Hyundai Mobis	252	63,720
Hyundai Motor Co.	868	178,495
Kangwon Land, Inc.	4,490	99,663
Kia Motors Corp.	1,713	112,028
LG Chem Ltd.	320	104,497
OCI Co., Ltd.	113	22,988
POSCO	1,158	388,368
Samsung C&T Corp.	619	43,377
Samsung Engineering Co., Ltd.	256	54,677
Samsung Heavy Industries Co., Ltd.	1,590	52,974
Samsung Life Insurance Co., Ltd.*	1,455	127,130

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

March 31, 2012

Investments	Shares	Value

SK Holdings Co., Ltd.	308	$40,095
SK Innovation Co., Ltd.	526	76,831
S-Oil Corp.	1,159	114,565

Total South Korea		1,884,513
Spain – 3.4%
CaixaBank(a)	133,644	519,505
Endesa S.A.	28,983	576,634
Repsol YPF S.A.	31,140	780,035

Total Spain		1,876,174
Sweden – 0.9%
Boliden AB	7,261	113,697
Lundbergforetagen AB Class B	1,684	57,738
Scania AB Class B	15,718	325,950

Total Sweden		497,385
Switzerland – 1.9%
Cie Financiere Richemont S.A. Class A	2,259	141,461
Swatch Group AG (The)	2,264	181,726
Swiss Re AG*	11,588	739,114

Total Switzerland		1,062,301
Taiwan – 6.8%
Advanced Semiconductor Engineering, Inc.	40,136	40,388
Chang Hwa Commercial Bank	57,770	32,981
Cheng Shin Rubber Industry Co., Ltd.	32,400	77,832
China Steel Corp.	242,550	247,773
Chinatrust Financial Holding Co., Ltd.	165,083	103,755
Far Eastern New Century Corp.	83,430	96,533
Formosa Chemicals & Fibre Corp.	136,000	397,201
Formosa Plastics Corp.	133,000	391,594
HTC Corp.	11,550	233,626
Nan Ya Plastics Corp.	108,000	244,070
President Chain Store Corp.	15,000	83,349
Taiwan Cement Corp.	88,000	103,014
Taiwan Semiconductor Manufacturing Co., Ltd.	590,000	1,697,166
Uni-President Enterprises Corp.	50,880	70,421

Total Taiwan		3,819,703
Thailand – 4.6%
Bank of Ayudhya PCL NVDR	77,400	67,741
Banpu PCL	3,500	68,979
Charoen Pokphand Foods PCL	156,920	189,474
CP ALL PCL	82,778	175,752
Indorama Ventures PCL	39,541	48,385
IRPC PCL	379,800	57,616
Kasikornbank PCL NVDR	39,400	196,681
Krung Thai Bank PCL	193,700	109,878
PTT Exploration & Production PCL	57,000	322,415
PTT Global Chemical PCL	59,310	136,500
PTT PCL	50,200	576,039
Siam Cement PCL NVDR	27,275	313,861
Thai Oil PCL	31,900	74,968
Total Access Communication PCL NVDR	87,400	232,311

Total Thailand		2,570,600

Turkey – 1.0%
BIM Birlesik Magazalar A.S.	2,027	$76,741
KOC Holding A.S.	53,826	218,577
Tupras Turkiye Petrol Rafinerileri A.S.	9,781	249,613

Total Turkey		544,931
United Kingdom – 25.4%
Admiral Group PLC	7,065	133,990
Aggreko PLC	1,844	66,291
AMEC PLC	4,975	88,073
Anglo American PLC	11,475	428,470
Antofagasta PLC	36,672	674,988
ARM Holdings PLC	4,754	44,966
Ashmore Group PLC	17,009	99,872
Babcock International Group PLC	4,550	57,904
BHP Billiton PLC	34,080	1,038,659
British Sky Broadcasting Group PLC	27,555	297,616
Burberry Group PLC	3,496	83,618
Croda International PLC	1,714	57,674
Eurasian Natural Resources Corp. PLC	19,906	188,443
Ferrexpo PLC	5,472	26,718
Fresnillo PLC	10,790	275,491
IMI PLC	5,502	85,491
Intertek Group PLC	1,520	60,982
John Wood Group PLC	2,819	32,272
Johnson Matthey PLC	2,862	107,871
Kazakhmys PLC	5,052	73,292
London Stock Exchange Group PLC	4,791	79,151
National Grid PLC	114,474	1,153,190
Next PLC	4,068	193,884
Rio Tinto PLC	15,955	878,458
Royal Dutch Shell PLC Class A	96,582	3,369,444
Royal Dutch Shell PLC Class B	83,067	2,919,184
SABMiller PLC	21,066	844,653
SSE PLC	30,666	651,165
Vedanta Resources PLC	4,043	79,325
Weir Group PLC (The)	1,892	53,325

Total United Kingdom		14,144,460
TOTAL COMMON STOCKS (Cost: $57,292,590)		55,216,477
EXCHANGE-TRADED FUNDS – 0.7%
United States – 0.7%
WisdomTree DEFA Fund(a)(b)	1,560	70,044
WisdomTree Emerging Markets Equity Income Fund(a)(b)	809	46,606
WisdomTree India Earnings Fund(a)(b)	13,939	268,744

TOTAL EXCHANGE-TRADED FUNDS (Cost: $412,281)		385,394
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,540)	1,540	1,540

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

March 31, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.0%
MONEY MARKET FUND – 5.0%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $2,801,979)(d)	2,801,979	$2,801,979
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $60,508,390)		58,405,390
Liabilities in Excess of Foreign Currency and Other Assets – (4.7)%		(2,631,256)

NET ASSETS – 100.0%		$55,774,134

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $2,668,103 and the total market value of the collateral held by the Fund was $2,801,979.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 98.8%
Japan – 98.8%
Advertising – 0.5%
Asatsu-DK, Inc.	10,739	$310,445
Moshi Moshi Hotline, Inc.	64,200	645,160

Total Advertising		955,605
Aerospace/Defense – 0.0%
Sumitomo Precision Products Co., Ltd.	12,895	76,779
Agriculture – 0.3%
Hokuto Corp.	21,591	457,295
Sakata Seed Corp.	8,400	117,383

Total Agriculture		574,678
Airlines – 0.1%
Skymark Airlines, Inc.*	14,412	124,865
Apparel – 1.5%
Atsugi Co., Ltd.	167,189	215,348
Descente Ltd.	12,000	75,387
Gunze Ltd.	125,503	369,059
Japan Wool Textile Co., Ltd. (The)	48,402	379,358
Onward Holdings Co., Ltd.	125,670	1,030,771
Sanyo Shokai Ltd.	134,260	365,444
Wacoal Holdings Corp.(a)	40,000	476,821

Total Apparel		2,912,188
Auto Manufacturers – 0.5%
Nissan Shatai Co., Ltd.	41,923	441,161
Shinmaywa Industries Ltd.	92,801	464,597

Total Auto Manufacturers		905,758
Auto Parts & Equipment – 4.1%
Aisan Industry Co., Ltd.	20,863	221,572
Akebono Brake Industry Co., Ltd.(a)	62,900	362,289
Calsonic Kansei Corp.	40,000	245,458
Exedy Corp.	12,944	371,042
FCC Co., Ltd.	18,260	410,265
Keihin Corp.(a)	20,821	387,603
KYB Co., Ltd.(a)	47,000	287,271
Musashi Seimitsu Industry Co., Ltd.	10,582	253,572
Nidec-Tosok Corp.	11,601	134,484
Nifco, Inc.	20,986	576,831
Nippon Seiki Co., Ltd.	5,000	63,309
Nissin Kogyo Co., Ltd.(a)	22,800	374,297
Riken Corp.	58,687	270,989
Sanden Corp.	39,963	131,114
Sanoh Industrial Co., Ltd.	26,597	227,850
T RAD Co., Ltd.	40,000	165,259
Tachi-S Co., Ltd.	6,600	130,565
Taiho Kogyo Co., Ltd.	14,200	178,934
Tokai Rika Co., Ltd.	37,700	650,055
Topre Corp.	12,600	133,051
Toyo Tire & Rubber Co., Ltd.	125,682	352,786
TPR Co., Ltd.	4,400	73,088
TS Tech Co., Ltd.	21,024	414,630
Unipres Corp.	9,103	283,283

Yokohama Rubber Co., Ltd. (The)	166,637	$1,206,825

Total Auto Parts & Equipment		7,906,422
Banks – 10.1%
77 Bank Ltd. (The)	151,000	669,725
Akita Bank Ltd. (The)	125,892	414,566
Aomori Bank Ltd. (The)(a)	126,102	392,273
Awa Bank Ltd. (The)(a)	82,378	508,512
Bank of Iwate Ltd. (The)(a)	7,100	323,531
Bank of Nagoya Ltd. (The)	126,000	454,730
Bank of Saga Ltd. (The)	131,083	375,911
Bank of the Ryukyus Ltd.	16,700	228,295
Chukyo Bank Ltd. (The)	48,000	124,819
Daisan Bank Ltd. (The)	125,602	268,618
Daishi Bank Ltd. (The)	238,552	843,534
Ehime Bank Ltd. (The)	126,144	361,747
FIDEA Holdings Co., Ltd.	83,176	226,398
Fukui Bank Ltd. (The)	172,667	549,714
Higo Bank Ltd. (The)	104,000	619,236
Hokkoku Bank Ltd. (The)	170,621	644,792
Hokuetsu Bank Ltd. (The)	208,003	447,373
Hyakugo Bank Ltd. (The)	126,000	583,340
Hyakujushi Bank Ltd. (The)	177,000	828,058
Juroku Bank Ltd. (The)	218,000	754,967
Kagoshima Bank Ltd. (The)	85,000	545,355
Keiyo Bank Ltd. (The)	139,396	672,461
Kiyo Holdings, Inc.	502,593	751,187
Michinoku Bank Ltd. (The)(a)	74,000	151,965
Mie Bank Ltd. (The)	125,691	303,937
Miyazaki Bank Ltd. (The)	125,000	356,948
Musashino Bank Ltd. (The)	18,778	649,854
Ogaki Kyoritsu Bank Ltd. (The)	210,423	761,967
Oita Bank Ltd. (The)	113,000	362,501
San-In Godo Bank Ltd. (The)	65,000	517,346
Sapporo Hokuyo Holdings, Inc.	89,648	332,252
Senshu Ikeda Holdings, Inc.	595,900	832,718
Shiga Bank Ltd. (The)	89,923	540,882
Shikoku Bank Ltd. (The)	122,000	459,566
Tochigi Bank Ltd. (The)	61,679	230,842
Toho Bank Ltd. (The)	208,000	715,280
Tohoku Bank Ltd. (The)	87,175	158,895
Tokyo Tomin Bank Ltd. (The)	12,921	156,694
TOMONY Holdings, Inc.	89,929	439,291
Tsukuba Bank Ltd.	45,700	161,043
Yamagata Bank Ltd. (The)	82,354	393,282
Yamanashi Chuo Bank Ltd. (The)	86,066	384,863

Total Banks		19,499,268
Beverages – 1.7%
Coca-Cola Central Japan Co., Ltd.	35,523	463,165
Ito En Ltd.	49,584	894,735
Kagome Co., Ltd.(a)	14,600	287,405
Mikuni Coca-Cola Bottling Co., Ltd.	46,154	396,511
Sapporo Holdings Ltd.	159,000	591,215

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2012

Investments	Shares	Value

Takara Holdings, Inc.	96,000	$656,759

Total Beverages		3,289,790
Biotechnology – 0.1%
Eiken Chemical Co., Ltd.	12,629	170,648
Building Materials – 2.0%
Asahi Organic Chemicals Industry Co., Ltd.	41,000	110,602
Bunka Shutter Co., Ltd.	42,000	153,108
Central Glass Co., Ltd.	63,933	282,006
Cleanup Corp.	27,137	221,923
Daiken Corp.	62,901	218,600
Fujitec Co., Ltd.	40,632	269,580
Nichias Corp.	53,827	299,566
Nichiha Corp.	14,100	175,618
Okabe Co., Ltd.	21,400	126,899
Sanwa Holdings Corp.	148,807	584,053
Sumitomo Osaka Cement Co., Ltd.	136,404	399,458
Taiheiyo Cement Corp.(a)	285,000	637,220
Takara Standard Co., Ltd.	64,063	476,415

Total Building Materials		3,955,048
Chemicals – 5.4%
ADEKA Corp.	57,935	553,338
Aica Kogyo Co., Ltd.	38,771	559,693
Chugoku Marine Paints Ltd.	41,000	252,591
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	41,618	196,218
Fujimi, Inc.	25,800	323,225
Hodogaya Chemical Co., Ltd.(a)	41,500	138,174
Koatsu Gas Kogyo Co., Ltd.	11,000	67,768
Kureha Corp.	96,648	467,415
Nihon Nohyaku Co., Ltd.	40,000	179,355
Nihon Parkerizing Co., Ltd.	30,000	447,293
Nippon Carbon Co., Ltd.	46,000	130,239
Nippon Chemical Industrial Co., Ltd.	46,000	79,373
Nippon Kayaku Co., Ltd.	89,931	926,684
Nippon Soda Co., Ltd.	53,091	244,504
Nippon Synthetic Chemical Industry Co., Ltd. (The)	40,000	247,403
Nissan Chemical Industries Ltd.(a)	90,000	849,748
NOF Corp.	112,000	548,466
Sanyo Chemical Industries Ltd.	51,208	343,482
Shikoku Chemicals Corp.	6,000	35,652
Stella Chemifa Corp.	4,000	96,336
Sumitomo Bakelite Co., Ltd.(a)	127,010	672,901
Sumitomo Seika Chemicals Co., Ltd.	41,835	194,700
Taiyo Holdings Co., Ltd.(a)	26,100	704,077
Takasago International Corp.(a)	42,000	199,040
Toagosei Co., Ltd.	110,000	509,265
Tokai Carbon Co., Ltd.	80,974	433,921
Tokuyama Corp.(a)	98,000	306,045
Toyo Ink SC Holdings Co., Ltd.	179,920	745,522

Total Chemicals		10,452,428
Coal – 0.1%
Mitsui Matsushima Co., Ltd.(a)	65,954	140,251

Commercial Services – 2.6%
Aeon Delight Co., Ltd.	17,900	$379,338
Kanamoto Co., Ltd.	34,228	409,264
Kyoritsu Maintenance Co., Ltd.	12,625	266,936
Meiko Network Japan Co., Ltd.	2,700	26,280
Meitec Corp.	11,900	241,340
Nichii Gakkan Co.	29,200	393,142
Nissin Corp.	59,556	158,488
Nomura Co., Ltd.	41,533	150,396
Park24 Co., Ltd.	109,551	1,484,286
Sohgo Security Services Co., Ltd.	51,658	616,418
Toppan Forms Co., Ltd.	95,200	878,022

Total Commercial Services		5,003,910
Computers – 2.3%
DTS Corp.	27,463	360,411
Ines Corp.	37,600	301,549
Information Services International-Dentsu Ltd.	14,800	119,774
Melco Holdings, Inc.	10,462	266,079
NEC Fielding Ltd.	51,616	676,756
NEC Networks & System Integration Corp.	29,268	420,375
NS Solutions Corp.	29,190	565,391
Otsuka Corp.	14,300	1,169,439
Roland DG Corp.	6,100	73,457
SCSK Corp.	29,351	467,933

Total Computers		4,421,164
Cosmetics/Personal Care – 1.7%
Fancl Corp.	40,007	541,562
Kose Corp.	22,704	517,285
Lion Corp.	124,629	717,834
Mandom Corp.	12,860	324,411
Pigeon Corp.	12,600	472,337
Pola Orbis Holdings, Inc.	20,833	625,281

Total Cosmetics/Personal Care		3,198,710
Distribution/Wholesale – 3.3%
Ai Holdings Corp.	84,854	452,651
Canon Marketing Japan, Inc.	66,500	857,361
Chori Co., Ltd.	126,000	156,170
Daiwabo Holdings Co., Ltd.	86,392	194,210
Doshisha Co., Ltd.	7,600	220,164
Fuji Electronics Co., Ltd.	14,484	221,233
Hakuto Co., Ltd.	23,683	237,132
Inabata & Co., Ltd.	50,141	349,729
Itochu Enex Co., Ltd.	110,081	654,106
Iwatani Corp.	94,166	315,813
Japan Pulp & Paper Co., Ltd.	54,000	194,884
Matsuda Sangyo Co., Ltd.	12,563	207,310
Nagase & Co., Ltd.	39,904	496,527
Paltac Corp.	22,949	331,289
Ryoden Trading Co., Ltd.	40,079	243,021
San-Ai Oil Co., Ltd.	41,506	216,873
Seika Corp.	52,000	157,336
Sinanen Co., Ltd.	78,771	346,499

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2012

Investments	Shares	Value

Tomen Electronics Corp.	2,800	$38,311
Yamazen Corp.	41,806	350,521
Yuasa Trading Co., Ltd.	115,000	201,227

Total Distribution/Wholesale		6,442,367
Diversified Financial Services – 2.3%
Century Tokyo Leasing Corp.	56,999	1,157,365
Hitachi Capital Corp.	72,100	1,079,375
Ichiyoshi Securities Co., Ltd.	54,716	386,958
Jaccs Co., Ltd.	102,000	365,636
Okasan Securities Group, Inc.	112,000	474,974
Tokai Tokyo Financial Holdings, Inc.	236,106	886,527

Total Diversified Financial Services		4,350,835
Electric – 0.1%
Okinawa Electric Power Co., Inc. (The)	6,770	281,346
Electrical Components & Equipment – 0.6%
Fujikura Ltd.	88,000	295,133
Kyosan Electric Manufacturing Co., Ltd.	40,000	172,550
Nippon Signal Co., Ltd. (The)	32,242	202,553
Nissin Electric Co., Ltd.	24,000	146,109
Takaoka Electric Manufacturing Co., Ltd.(a)	40,000	124,430
Tatsuta Electric Wire and Cable Co., Ltd.(a)	33,060	199,658

Total Electrical Components & Equipment		1,140,433
Electronics – 4.8%
Alps Electric Co., Ltd.	82,900	733,352
Anritsu Corp.	37,000	487,368
Azbil Corp.	44,100	980,655
Cosel Co., Ltd.	7,800	109,188
Eizo Nanao Corp.	16,008	344,300
Fujitsu General Ltd.(a)	37,000	279,203
Horiba Ltd.	6,100	210,214
Idec Corp.	17,693	176,296
Inaba Denki Sangyo Co., Ltd.	19,594	591,427
Japan Aviation Electronics Industry Ltd.(a)	39,000	339,790
Kaga Electronics Co., Ltd.	24,659	260,089
Koa Corp.	12,400	133,349
Kuroda Electric Co., Ltd.	20,802	230,277
Mitsumi Electric Co., Ltd.*	34,991	303,160
Nichicon Corp.(a)	17,674	214,120
Nidec Copal Corp.	27,600	362,209
Nihon Dempa Kogyo Co., Ltd.(a)	9,600	145,467
Nohmi Bosai Ltd.	35,843	246,953
Osaki Electric Co., Ltd.	20,000	200,012
Ryosan Co., Ltd.	33,900	685,456
Sanshin Electronics Co., Ltd.	27,691	234,530
Sanyo Denki Co., Ltd.	30,382	186,438
Shinko Shoji Co., Ltd.	28,338	248,618
Siix Corp.	8,957	138,445
SMK Corp.	42,150	146,996
Star Micronics Co., Ltd.	27,934	278,338
Taiyo Yuden Co., Ltd.(a)	19,500	208,992
Tamura Corp.	40,000	111,307
Tokyo Seimitsu Co., Ltd.	7,300	152,307

Toyo Corp.	46,100	$504,162
Ulvac, Inc.*(a)	8,220	90,795

Total Electronics		9,333,813
Engineering & Construction – 5.3%
COMSYS Holdings Corp.(a)	72,807	792,698
Hibiya Engineering Ltd.	10,000	110,821
Japan Airport Terminal Co., Ltd.	20,987	277,719
Kandenko Co., Ltd.	126,138	616,167
Kyowa Exeo Corp.	63,066	570,924
Kyudenko Corp.	6,000	35,434
Maeda Corp.	110,609	489,236
Maeda Road Construction Co., Ltd.	41,694	521,333
Nippo Corp.	39,358	439,516
Nippon Densetsu Kogyo Co., Ltd.	30,000	299,289
Nippon Koei Co., Ltd.	51,583	180,520
Nippon Road Co., Ltd. (The)(a)	56,596	242,078
Nishimatsu Construction Co., Ltd.	193,037	455,060
Okumura Corp.	146,096	576,963
Penta-Ocean Construction Co., Ltd.(a)	63,000	202,868
Raito Kogyo Co., Ltd.(a)	37,800	223,231
Sanki Engineering Co., Ltd.	48,718	264,621
Shinko Plantech Co., Ltd.	29,208	250,217
Taihei Dengyo Kaisha Ltd.(a)	21,000	172,757
Taihei Kogyo Co., Ltd.	40,047	218,982
Taikisha Ltd.	14,065	290,204
Takasago Thermal Engineering Co., Ltd.(a)	72,872	570,260
Toa Corp.	67,000	131,077
Toda Corp.	154,072	520,469
Toenec Corp.	5,000	29,163
Tokyo Energy & Systems, Inc.	38,000	225,336
Toshiba Plant Systems & Services Corp.	40,000	462,726
Totetsu Kogyo Co., Ltd.	26,000	278,972
Toyo Engineering Corp.	41,223	197,362
Tsukishima Kikai Co., Ltd.	31,000	275,363
Yokogawa Bridge Holdings Corp.	25,000	174,980
Yurtec Corp.	40,000	214,837

Total Engineering & Construction		10,311,183
Entertainment – 0.9%
Avex Group Holdings, Inc.	36,567	444,341
Mars Engineering Corp.	23,014	513,162
Shochiku Co., Ltd.	28,000	265,387
Toei Co., Ltd.	56,405	292,666
Tokyotokeiba Co., Ltd.	208,475	321,725

Total Entertainment		1,837,281
Environmental Control – 0.6%
Asahi Holdings, Inc.(a)	22,200	482,063
Daiseki Co., Ltd.	12,400	230,988
Hitachi Zosen Corp.	290,175	380,812

Total Environmental Control		1,093,863
Food – 5.1%
Ariake Japan Co., Ltd.	20,528	397,863
Ezaki Glico Co., Ltd.	47,865	577,556

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2012

Investments	Shares	Value

Fuji Oil Co., Ltd.	37,900	$542,054
House Foods Corp.	38,500	661,978
Itoham Foods, Inc.	46,000	174,956
Izumiya Co., Ltd.	41,872	227,944
J-Oil Mills, Inc.(a)	125,981	364,341
Kasumi Co., Ltd.	37,679	254,108
Kato Sangyo Co., Ltd.	22,916	455,006
Kewpie Corp.	46,500	688,784
Kyokuyo Co., Ltd.(a)	79,000	190,072
Marudai Food Co., Ltd.	99,000	386,160
Maruha Nichiro Holdings, Inc.	243,327	428,731
Mitsui Sugar Co., Ltd.	64,879	217,590
Morinaga & Co., Ltd.	208,439	486,303
Morinaga Milk Industry Co., Ltd.	113,411	447,884
Nichirei Corp.	157,096	740,668
Nippon Beet Sugar Manufacturing Co., Ltd.	123,885	276,989
Nippon Flour Mills Co., Ltd.	116,766	539,171
Nippon Suisan Kaisha Ltd.(a)	204,051	699,221
Nisshin Oillio Group Ltd. (The)	94,477	392,626
Prima Meat Packers Ltd.	126,000	235,786
Yokohama Reito Co., Ltd.	49,862	390,195
Yonekyu Corp.	5,000	45,325

Total Food		9,821,311
Forest Products & Paper – 0.5%
Daio Paper Corp.	41,597	249,698
Hokuetsu Kishu Paper Co., Ltd.(a)	103,132	690,513

Total Forest Products & Paper		940,211
Gas – 0.5%
Saibu Gas Co., Ltd.	292,362	792,232
Shizuoka Gas Co., Ltd.	30,392	218,260

Total Gas		1,010,492
Hand/Machine Tools – 0.9%
Asahi Diamond Industrial Co., Ltd.(a)	24,000	282,885
Hitachi Koki Co., Ltd.	77,927	716,820
Meidensha Corp.*(a)	40,000	146,303
OSG Corp.(a)	24,400	371,211
Union Tool Co.	8,700	163,016

Total Hand/Machine Tools		1,680,235
Healthcare-Products – 1.0%
Hogy Medical Co., Ltd.	10,000	448,994
Nihon Kohden Corp.	20,779	559,527
Nipro Corp.(a)	77,396	580,270
Paramount Bed Holdings Co., Ltd.	13,473	398,976

Total Healthcare-Products		1,987,767
Healthcare-Services – 0.2%
Ain Pharmaciez, Inc.	3,644	196,823
BML, Inc.	9,494	242,844
CMIC Holdings Co., Ltd.	2,500	41,862

Total Healthcare-Services		481,529
Home Builders – 0.7%
Mitsui Home Co., Ltd.	57,910	315,956

PanaHome Corp.	106,177	$728,963
Token Corp.	8,297	321,616

Total Home Builders		1,366,535
Home Furnishings – 1.1%
Alpine Electronics, Inc.	26,300	356,973
Canon Electronics, Inc.	23,400	601,670
Foster Electric Co., Ltd.(a)	17,800	261,717
Hoshizaki Electric Co., Ltd.	18,540	439,760
Nidec Sankyo Corp.	75,000	454,766

Total Home Furnishings		2,114,886
Household Products/Wares – 0.3%
Kokuyo Co., Ltd.	65,903	494,903
Mitsubishi Pencil Co., Ltd.	7,000	122,571

Total Household Products/Wares		617,474
Housewares – 0.1%
Noritake Co., Ltd.	48,099	146,702
Internet – 0.5%
GMO Internet, Inc.	54,621	275,445
Gurunavi, Inc.	12,465	134,957
Macromill, Inc.	18,800	179,102
Monex Group, Inc.(a)	1,583	348,166

Total Internet		937,670
Iron/Steel – 1.5%
Aichi Steel Corp.	66,314	344,080
Daido Metal Co., Ltd.	28,000	352,148
Kyoei Steel Ltd.	15,814	320,527
Mitsubishi Steel Manufacturing Co., Ltd.	40,000	137,554
Nisshin Steel Co., Ltd.	270,000	456,042
Sanyo Special Steel Co., Ltd.(a)	56,000	305,535
Topy Industries Ltd.	102,000	318,537
Toyo Kohan Co., Ltd.	42,000	172,501
Yodogawa Steel Works Ltd.	125,993	552,688

Total Iron/Steel		2,959,612
Leisure Time – 0.8%
Daikoku Denki Co., Ltd.	15,800	227,895
HIS Co., Ltd.	10,214	313,389
Mizuno Corp.	97,616	544,453
Round One Corp.(a)	65,095	431,883

Total Leisure Time		1,517,620
Lodging – 0.4%
Resorttrust, Inc.(a)	43,360	707,607
Machinery-Construction & Mining – 0.3%
Aichi Corp.	38,915	178,745
Modec, Inc.(a)	15,388	320,120

Total Machinery-Construction & Mining		498,865
Machinery-Diversified – 2.4%
Chugai Ro Co., Ltd.	51,986	179,403
CKD Corp.	19,500	155,204
Daifuku Co., Ltd.	64,062	373,653
Daihen Corp.	57,391	207,819

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2012

Investments	Shares	Value

Eagle Industry Co., Ltd.	16,000	$166,815
Hisaka Works Ltd.	17,945	199,304
Kinki Sharyo Co., Ltd.	40,000	153,108
Komori Corp.	37,829	327,749
Makino Milling Machine Co., Ltd.(a)	17,000	146,461
Max Co., Ltd.	41,680	527,236
Miura Co., Ltd.	15,424	402,023
Nippon Sharyo Ltd.(a)	41,000	170,387
Nippon Thompson Co., Ltd.	30,000	190,291
Organo Corp.	23,000	155,951
Sintokogio Ltd.	15,765	176,816
Torishima Pump Manufacturing Co., Ltd.	12,400	170,416
Toshiba Machine Co., Ltd.	33,806	172,121
Toyo Kanetsu K.K.	62,192	138,297
Tsubakimoto Chain Co.	46,228	287,047
Tsugami Corp.(a)	32,000	366,681

Total Machinery-Diversified		4,666,782
Media – 0.2%
Gakken Holdings Co., Ltd.	81,000	167,325
Kadokawa Group Holdings, Inc.(a)	5,400	172,837

Total Media		340,162
Metal Fabricate/Hardware – 1.8%
Daiichi Jitsugyo Co., Ltd.	40,000	199,769
Furukawa-Sky Aluminum Corp.	104,000	334,893
Hanwa Co., Ltd.	144,114	658,447
JFE Shoji Holdings, Inc.(a)	124,000	650,926
Kitz Corp.	37,876	165,689
Nachi-Fujikoshi Corp.	40,000	230,877
Neturen Co., Ltd.	16,400	152,053
Oiles Corp.	14,893	294,983
Onoken Co., Ltd.	20,837	179,771
Ryobi Ltd.	60,000	228,932
Shinsho Corp.	55,000	130,324
Tocalo Co., Ltd.	6,600	131,527
Toho Zinc Co., Ltd.	41,967	190,214

Total Metal Fabricate/Hardware		3,548,405
Mining – 1.1%
Dowa Holdings Co., Ltd.(a)	126,000	842,093
Mitsui Mining & Smelting Co., Ltd.	210,000	594,568
Nippon Coke & Engineering Co., Ltd.	75,500	114,679
Nippon Denko Co., Ltd.	40,000	196,853
Nippon Light Metal Co., Ltd.	130,000	208,518
Nittetsu Mining Co., Ltd.	40,000	192,964

Total Mining		2,149,675
Miscellaneous Manufacturing – 1.8%
Amano Corp.	59,617	557,087
Bando Chemical Industries Ltd.	55,082	206,821
JSP Corp.(a)	12,123	181,930
Mitsuboshi Belting Co., Ltd.	41,525	231,101
Morita Holdings Corp.	26,102	168,103
Nikkiso Co., Ltd.	38,000	400,340
Nippon Valqua Industries Ltd.	60,042	169,996

Okamoto Industries, Inc.	42,000	$161,784
Sekisui Plastics Co., Ltd.	63,598	234,160
Shinagawa Refractories Co., Ltd.	46,187	126,278
Shin-Etsu Polymer Co., Ltd.	45,074	236,612
Tamron Co., Ltd.	14,366	465,920
Tokai Rubber Industries Ltd.	30,600	388,937

Total Miscellaneous Manufacturing		3,529,069
Office Furnishings – 0.1%
Okamura Corp.	41,676	291,699
Office/Business Equipment – 0.6%
Riso Kagaku Corp.	14,806	245,402
Sato Holdings Corp.	22,864	323,672
Toshiba TEC Corp.	94,070	374,931
Uchida Yoko Co., Ltd.	47,388	151,444

Total Office/Business Equipment		1,095,449
Oil & Gas – 0.1%
AOC Holdings, Inc.	19,165	114,112
Japan Drilling Co., Ltd.(a)	4,184	132,849

Total Oil & Gas		246,961
Packaging & Containers – 0.7%
Achilles Corp.	127,000	182,101
Fuji Seal International, Inc.	5,600	106,699
Nihon Yamamura Glass Co., Ltd.	88,714	217,756
Rengo Co., Ltd.	117,424	817,595

Total Packaging & Containers		1,324,151
Pharmaceuticals – 3.2%
Alfresa Holdings Corp.	25,300	1,209,739
ASKA Pharmaceutical Co., Ltd.	17,442	107,032
Fuso Pharmaceutical Industries Ltd.	50,000	139,134
Kaken Pharmaceutical Co., Ltd.	53,261	675,025
KYORIN Holdings, Inc.	39,963	760,946
Mochida Pharmaceutical Co., Ltd.	64,055	759,678
Nippon Shinyaku Co., Ltd.	40,000	496,263
Sawai Pharmaceutical Co., Ltd.(a)	4,112	438,207
Seikagaku Corp.	35,655	399,898
Ship Healthcare Holdings, Inc.	16,534	340,746
Toho Holdings Co., Ltd.	34,300	612,686
Towa Pharmaceutical Co., Ltd.	3,100	154,444

Total Pharmaceuticals		6,093,798
Private Equity – 0.2%
Jafco Co., Ltd.*	12,900	314,604
Real Estate – 0.9%
Arnest One Corp.	51,900	581,467
Goldcrest Co., Ltd.	19,744	362,755
Heiwa Real Estate Co., Ltd.	126,000	344,492
Tokyu Livable, Inc.	31,361	326,205
Touei Housing Corp.	14,100	149,746

Total Real Estate		1,764,665
Retail – 10.7%
Alpen Co., Ltd.	21,021	422,234
AOKI Holdings, Inc.	28,884	546,127

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2012

Investments	Shares	Value

Arc Land Sakamoto Co., Ltd.	4,896	$93,047
Arcs Co., Ltd.	29,194	543,829
ASKUL Corp.(a)	19,365	342,379
Belluna Co., Ltd.	36,324	296,613
Bookoff Corp.	13,381	126,989
Cawachi Ltd.	3,900	93,075
Chiyoda Co., Ltd.	54,691	1,103,190
Circle K Sunkus Co., Ltd.	56,920	1,224,926
Citizen Holdings Co., Ltd.	113,500	722,693
Cosmos Pharmaceutical Corp.	3,104	157,284
Create SD Holdings Co., Ltd.	11,785	300,586
DCM Holdings Co., Ltd.	94,845	757,193
Doutor Nichires Holdings Co., Ltd.	29,453	389,748
EDION Corp.(a)	62,977	443,850
Fuji Co., Ltd.	2,800	62,740
Gulliver International Co., Ltd.	3,960	156,389
H2O Retailing Corp.	78,763	688,141
Heiwado Co., Ltd.	36,592	496,223
Honeys Co., Ltd.	11,580	214,447
Izumi Co., Ltd.	18,100	343,327
Joshin Denki Co., Ltd.	35,000	347,895
Kappa Create Co., Ltd.(a)	10,887	235,480
Keiyo Co., Ltd.(a)	45,120	284,553
Kohnan Shoji Co., Ltd.	12,400	197,538
Kojima Co., Ltd.	21,000	125,548
Komeri Co., Ltd.(a)	17,937	514,167
Kyoto Kimono Yuzen Co., Ltd.	19,045	228,184
Maruetsu, Inc. (The)	15,000	56,869
Matsumotokiyoshi Holdings Co., Ltd.(a)	25,700	560,563
MOS Food Services, Inc.	9,300	177,423
Parco Co., Ltd.	43,527	421,016
Paris Miki Holdings, Inc.	29,316	205,545
Plenus Co., Ltd.	38,068	692,482
Point, Inc.	17,210	638,879
Ryohin Keikaku Co., Ltd.(a)	14,482	753,180
Saizeriya Co., Ltd.	15,900	257,159
Scroll Corp.	42,227	169,842
Seiko Holdings Corp.*(a)	40,000	96,725
Senshukai Co., Ltd.	5,800	41,230
Shimachu Co., Ltd.	20,564	487,269
St. Marc Holdings Co., Ltd.	8,148	324,752
Studio Alice Co., Ltd.	4,611	77,602
Sugi Holdings Co., Ltd.	11,800	362,911
Sundrug Co., Ltd.	12,400	385,734
Tsuruha Holdings, Inc.	9,067	537,112
United Arrows Ltd.	15,529	327,393
UNY Co., Ltd.	93,756	1,020,783
Valor Co., Ltd.	22,591	378,553
WATAMI Co., Ltd.(a)	12,429	267,927
Xebio Co., Ltd.	19,489	522,659
Zensho Holdings Co., Ltd.(a)	36,519	450,857

Total Retail		20,672,860

Semiconductors – 0.9%
Axell Corp.	19,500	$463,953
Megachips Corp.*(a)	12,353	245,874
Mimasu Semiconductor Industry Co., Ltd.	18,100	173,313
Sanken Electric Co., Ltd.*(a)	28,000	133,714
Shinko Electric Industries Co., Ltd.(a)	70,700	694,157

Total Semiconductors		1,711,011
Shipbuilding – 0.4%
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	377,000	659,676
Sasebo Heavy Industries Co., Ltd.(a)	126,063	211,394

Total Shipbuilding		871,070
Software – 2.4%
Capcom Co., Ltd.	28,213	648,287
Fuji Soft, Inc.	7,600	146,376
IT Holdings Corp.	80,000	941,005
NEC Mobiling Ltd.	9,861	342,340
Nihon Unisys Ltd.	61,000	429,917
NSD Co., Ltd.	44,700	415,523
Square Enix Holdings Co., Ltd.(a)	54,100	1,142,546
SRA Holdings, Inc.	10,407	121,907
Transcosmos, Inc.*	12,600	193,987
Zenrin Co., Ltd.	30,102	305,062

Total Software		4,686,950
Storage/Warehousing – 0.7%
Mitsubishi Logistics Corp.	40,000	474,877
Mitsui-Soko Co., Ltd.	75,746	324,908
Sumitomo Warehouse Co., Ltd. (The)	115,417	598,859

Total Storage/Warehousing		1,398,644
Telecommunications – 1.0%
Denki Kogyo Co., Ltd.	41,110	209,309
Hikari Tsushin, Inc.	37,665	1,113,084
Hitachi Kokusai Electric, Inc.	42,000	387,363
Japan Radio Co., Ltd.*	69,000	167,689

Total Telecommunications		1,877,445
Textiles – 1.4%
Japan Vilene Co., Ltd.	41,400	192,675
Kurabo Industries Ltd.	187,169	366,173
Nisshinbo Holdings, Inc.	69,000	656,504
Nitto Boseki Co., Ltd.*(a)	125,960	495,911
Seiren Co., Ltd.	35,911	239,567
Toyobo Co., Ltd.	546,000	782,891

Total Textiles		2,733,721
Toys/Games/Hobbies – 0.2%
Tomy Co., Ltd.	46,177	339,475
Transportation – 3.2%
Fuji Kyuko Co., Ltd.	12,008	73,249
Fukuyama Transporting Co., Ltd.(a)	125,059	683,839
Hitachi Transport System Ltd.	29,304	535,908
Iino Kaiun Kaisha Ltd.	36,371	165,734
Keisei Electric Railway Co., Ltd.	71,000	552,160
Kintetsu World Express, Inc.	8,983	314,806

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2012

Investments	Shares	Value

Nippon Konpo Unyu Soko Co., Ltd.	41,860	$517,305
Nishi-Nippon Railroad Co., Ltd.(a)	140,000	661,766
NS United Kaiun Kaisha Ltd.*(a)	78,000	127,006
Sankyu, Inc.	159,272	627,063
Seino Holdings Corp.	83,711	608,289
Senko Co., Ltd.	92,156	371,782
Sotetsu Holdings, Inc.(a)	208,000	654,621
Yusen Logistics Co., Ltd.	12,600	198,887

Total Transportation		6,092,415
TOTAL COMMON STOCKS (Cost: $178,472,013)		190,916,160
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $123,265)	123,265	123,265
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.5%
MONEY MARKET FUND – 11.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(b)
(Cost: $22,221,471)(c)	22,221,471	22,221,471
TOTAL INVESTMENTS IN SECURITIES – 110.4% (Cost: $200,816,749)		213,260,896
Liabilities in Excess of Foreign Currency and Other Assets – (10.4)%		(20,089,183)

NET ASSETS – 100.0%		$193,171,713
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(c)	At March 31, 2012, the total market value of the Fund’s securities on loan was $20,983,422 and the total market value of the collateral held by the Fund was $22,221,471.

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 97.2%
Australia – 24.5%
AGL Energy Ltd.	17,775	$271,606
Alumina Ltd.	37,208	47,604
Amcor Ltd.	37,586	289,693
AMP Ltd.	75,611	338,382
Australia & New Zealand Banking Group Ltd.	100,440	2,420,221
BHP Billiton Ltd.	44,010	1,577,944
Brambles Ltd.	30,688	225,718
Coca-Cola Amatil Ltd.	23,542	304,122
Commonwealth Bank of Australia	57,129	2,965,056
Computershare Ltd.	10,023	93,450
Crown Ltd.	19,597	176,420
CSL Ltd.	7,979	296,661
Incitec Pivot Ltd.	23,489	76,650
Insurance Australia Group Ltd.	46,865	165,069
Leighton Holdings Ltd.	10,978	242,465
Lend Lease Group(a)	12,420	96,113
Macquarie Group Ltd.	11,597	349,364
National Australia Bank Ltd.	79,352	2,022,235
Newcrest Mining Ltd.	3,582	110,136
Orica Ltd.	8,015	232,239
Origin Energy Ltd.	17,294	239,175
QBE Insurance Group Ltd.	46,272	679,245
Rio Tinto Ltd.	4,225	286,248
Santos Ltd.	14,383	212,177
Sonic Healthcare Ltd.	14,062	182,385
Suncorp Group Ltd.	32,940	286,643
TABCORP Holdings Ltd.	29,198	82,274
Telstra Corp., Ltd.	685,936	2,337,858
Wesfarmers Ltd.	33,171	1,031,592
Westpac Banking Corp.	126,214	2,862,147
Woodside Petroleum Ltd.	12,590	454,013
Woolworths Ltd.	33,250	894,889
WorleyParsons Ltd.	3,877	114,989

Total Australia		21,964,783
China – 10.8%
Agricultural Bank of China Ltd. Class H(b)	305,000	130,815
Anhui Conch Cement Co., Ltd. Class H(b)	4,000	12,674
Bank of China Ltd. Class H	2,426,000	978,024
China Coal Energy Co., Ltd. Class H	51,000	57,214
China Communications Construction Co., Ltd. Class H	258,000	258,864
China Construction Bank Corp. Class H	5,197,000	4,016,229
China Life Insurance Co., Ltd. Class H	89,000	230,983
China Longyuan Power Group Corp. Class H	32,000	26,749
China Merchants Bank Co., Ltd. Class H	45,000	92,040
China National Building Material Co., Ltd. Class H(b)	24,000	30,263
China Pacific Insurance Group Co., Ltd. Class H	21,000	65,050
China Petroleum & Chemical Corp. Class H	342,000	372,658
China Shenhua Energy Co., Ltd. Class H	57,000	240,437
China Telecom Corp., Ltd. Class H	966,000	535,008
Dongfeng Motor Group Co., Ltd. Class H	98,000	176,966

Guangzhou Automobile Group Co., Ltd. Class H	120,000	$119,011
Industrial & Commercial Bank of China Class H	2,036,000	1,313,802
PetroChina Co., Ltd. Class H	560,000	791,963
Ping An Insurance Group Co. Class H	15,000	113,408
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	18,279
Sinopharm Group Co., Ltd. Class H	10,400	29,068
Yanzhou Coal Mining Co., Ltd. Class H	36,000	78,083
Zhaojin Mining Industry Co., Ltd. Class H	17,500	29,347

Total China		9,716,935
Hong Kong – 19.5%
Bank of East Asia Ltd.(b)	43,170	162,360
Beijing Enterprises Holdings Ltd.	14,000	85,381
BOC Hong Kong Holdings Ltd.	322,609	891,288
Cathay Pacific Airways Ltd.	173,000	320,420
Cheung Kong Holdings Ltd.	47,277	610,752
China Merchants Holdings International Co., Ltd.	58,092	194,538
China Mobile Ltd.	644,930	7,098,051
China Overseas Land & Investment Ltd.	107,565	204,490
China Resources Enterprise Ltd.	36,600	127,751
China Resources Power Holdings Co., Ltd.	72,218	133,758
China Unicom Hong Kong Ltd.	99,648	168,904
Citic Pacific Ltd.	54,283	91,450
CLP Holdings Ltd.	69,866	602,914
CNOOC Ltd.	834,062	1,714,532
Fosun International Ltd.	115,000	68,431
Hang Lung Group Ltd.	19,000	122,971
Hang Lung Properties Ltd.	75,000	274,826
Hang Seng Bank Ltd.	61,403	816,176
Henderson Land Development Co., Ltd.	31,000	171,091
Hong Kong & China Gas Co., Ltd.	123,410	316,314
Hong Kong Exchanges and Clearing Ltd.	19,573	328,990
Hutchison Whampoa Ltd.	73,027	729,894
Hysan Development Co., Ltd.	17,948	71,894
Lenovo Group Ltd.	110,000	99,034
MTR Corp., Ltd.	94,765	339,318
New World Development Co., Ltd.	84,557	101,612
Power Assets Holdings Ltd.	64,579	474,112
Sino Land Co., Ltd.	122,924	196,324
SJM Holdings Ltd.	78,432	159,612
Sun Hung Kai Properties Ltd.	48,534	603,237
Wharf Holdings Ltd.	36,350	197,575

Total Hong Kong		17,478,000
Indonesia – 4.0%
Adaro Energy Tbk PT	297,500	62,793
Astra International Tbk PT	83,000	671,243
Bank Central Asia Tbk PT	289,000	252,843
Bank Danamon Indonesia TbK PT	134,834	67,830
Bank Mandiri Persero Tbk PT	261,000	195,522
Bank Negara Indonesia Persero Tbk PT	136,000	59,493
Bank Rakyat Indonesia Persero Tbk PT	261,000	198,376
Bumi Resources Tbk PT	113,000	29,041
Indo Tambangraya Megah Tbk PT	23,000	109,290

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2012

Investments	Shares	Value

Indocement Tunggal Prakarsa Tbk PT	37,500	$75,664
Indofood Sukses Makmur Tbk PT	113,000	59,935
Perusahaan Gas Negara Persero Tbk PT	679,500	282,382
Semen Gresik Persero Tbk PT	142,000	190,234
Tambang Batubara Bukit Asam Persero Tbk PT	43,500	97,523
Telekomunikasi Indonesia Persero Tbk PT	559,500	428,314
Unilever Indonesia Tbk PT	156,000	341,207
United Tractors Tbk PT	52,500	189,469
Vale Indonesia Tbk PT	441,000	162,771
XL Axiata Tbk PT	108,626	59,991

Total Indonesia		3,533,921
Malaysia – 6.5%
AMMB Holdings Bhd	59,100	121,730
Axiata Group Bhd	122,900	208,611
CIMB Group Holdings Bhd	84,000	210,857
DiGi.Com Bhd	340,400	451,126
Genting Bhd	18,600	65,815
Genting Malaysia Bhd	100,900	129,110
Hong Leong Bank Bhd	26,920	110,896
IOI Corp. Bhd	170,900	297,897
Kuala Lumpur Kepong Bhd	22,400	179,873
Malayan Banking Bhd	442,300	1,280,627
Maxis Bhd	359,700	715,056
MISC Bhd	161,900	284,322
Petronas Dagangan Bhd	27,800	171,873
Petronas Gas Bhd	66,200	363,900
Public Bank Bhd	120,300	535,627
RHB Capital Bhd	42,100	105,817
Sime Darby Bhd	50,100	159,286
Tenaga Nasional Bhd	118,500	248,720
YTL Power International Bhd	290,200	175,247

Total Malaysia		5,816,390
New Zealand – 0.1%
Fletcher Building Ltd.	15,503	85,624
Philippines – 1.4%
Aboitiz Equity Ventures, Inc.	158,500	184,950
Aboitiz Power Corp.	245,400	193,759
Manila Electric Co.	20,070	122,472
Philippine Long Distance Telephone Co.	9,125	573,833
San Miguel Corp.	13,743	36,394
SM Investments Corp.	7,390	113,600

Total Philippines		1,225,008
Singapore – 6.5%
City Developments Ltd.	10,000	90,269
DBS Group Holdings Ltd.	53,017	597,909
Fraser and Neave Ltd.	31,970	170,358
Jardine Cycle & Carriage Ltd.	7,676	294,806
Keppel Corp., Ltd.	42,235	369,159
Oversea-Chinese Banking Corp., Ltd.	83,517	592,493
SembCorp Industries Ltd.	50,116	210,453
SembCorp Marine Ltd.(b)	108,757	456,704
Singapore Airlines Ltd.	22,557	193,215

Singapore Exchange Ltd.	30,869	$170,383
Singapore Press Holdings Ltd.	78,000	243,178
Singapore Technologies Engineering Ltd.	114,625	296,283
Singapore Telecommunications Ltd.	563,577	1,411,912
United Overseas Bank Ltd.	37,574	548,362
Wilmar International Ltd.	52,781	205,692

Total Singapore		5,851,176
South Korea – 7.3%
Cheil Industries, Inc.	221	18,686
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,370	36,636
Doosan Heavy Industries & Construction Co., Ltd.	954	53,718
GS Engineering & Construction Corp.	281	24,775
GS Holdings	1,022	58,539
Hana Financial Group, Inc.	3,040	114,565
Hankook Tire Co., Ltd.	1,070	39,616
Hanwha Chem Corp.	960	22,749
Honam Petrochemical Corp.	90	26,729
Hynix Semiconductor, Inc.*	2,410	62,215
Hyundai Engineering & Construction Co., Ltd.	672	47,922
Hyundai Glovis Co., Ltd.	116	20,885
Hyundai Heavy Industries Co., Ltd.	776	220,188
Hyundai Mobis	302	76,363
Hyundai Motor Co.	1,054	216,744
Hyundai Steel Co.	241	21,695
Industrial Bank of Korea	8,440	102,423
Kangwon Land, Inc.	5,630	124,968
KB Financial Group, Inc.	762	27,809
Kia Motors Corp.	2,186	142,961
Korea Exchange Bank	55,100	421,134
Korea Life Insurance Co., Ltd.*	8,564	56,612
Korea Zinc Co., Ltd.	84	29,024
KT Corp. ADR*	24,426	334,392
KT&G Corp.	4,751	337,126
Kumho Petro chemical Co.	77	9,650
LG Chem Ltd.	398	129,968
LG Corp.	1,554	89,149
LG Display Co., Ltd.*	3,970	92,851
LG Electronics, Inc.	296	21,631
LG Household & Health Care Ltd.	84	44,111
Lotte Shopping Co., Ltd.	72	22,559
NCSoft Corp.	34	8,987
OCI Co., Ltd.	131	26,650
POSCO	1,499	502,732
Samsung C&T Corp.	689	48,283
Samsung Electro-Mechanics Co., Ltd.	605	53,342
Samsung Electronics Co., Ltd.	1,239	1,394,223
Samsung Engineering Co., Ltd.	282	60,230
Samsung Fire & Marine Insurance Co., Ltd.*	473	89,336
Samsung Heavy Industries Co., Ltd.	1,720	57,305
Samsung Life Insurance Co., Ltd.*	1,955	170,818
Samsung SDI Co., Ltd.	335	40,506
Shinhan Financial Group Co., Ltd.	5,254	202,871
SK C&C Co., Ltd.	192	18,979

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2012

Investments	Shares	Value

SK Holdings Co., Ltd.	308	$40,095
SK Innovation Co., Ltd.	617	90,123
SK Telecom Co., Ltd. ADR*	33,000	459,030
S-Oil Corp.	1,443	142,638
Woori Finance Holdings Co., Ltd.	10,830	124,257

Total South Korea		6,578,798
Taiwan – 11.9%
Acer, Inc.	118,000	156,523
Advanced Semiconductor Engineering, Inc.	45,446	45,732
Asustek Computer, Inc.	27,740	261,756
Cathay Financial Holding Co., Ltd.	78,120	88,934
Chang Hwa Commercial Bank	56,510	32,262
Cheng Shin Rubber Industry Co., Ltd.	35,800	85,999
China Steel Corp.	303,800	310,341
Chinatrust Financial Holding Co., Ltd.	191,125	120,123
Chunghwa Telecom Co., Ltd.	315,000	970,150
Compal Electronics, Inc.	223,000	250,846
Delta Electronics, Inc.	63,000	184,638
Far Eastern New Century Corp.	101,250	117,152
Far EasTone Telecommunications Co., Ltd.	146,000	299,277
First Financial Holding Co., Ltd.	107,532	64,670
Formosa Chemicals & Fibre Corp.	169,000	493,581
Formosa Petrochemical Corp.	280,000	872,791
Formosa Plastics Corp.	161,000	474,035
Foxconn Technology Co., Ltd.	3,150	13,021
Fubon Financial Holding Co., Ltd.	307,487	346,404
Hon Hai Precision Industry Co., Ltd.	139,500	541,183
HTC Corp.	10,450	211,376
MediaTek, Inc.	65,000	622,152
Mega Financial Holding Co., Ltd.	337,200	238,209
Nan Ya Plastics Corp.	138,000	311,867
President Chain Store Corp.	20,000	111,132
Quanta Computer, Inc.	157,000	411,191
Taiwan Cement Corp.	107,000	125,255
Taiwan Cooperative Financial Holding*	42,356	26,549
Taiwan Mobile Co., Ltd.	158,100	481,566
Taiwan Semiconductor Manufacturing Co., Ltd.	760,000	2,186,180
Uni-President Enterprises Corp.	61,700	85,397
United Microelectronics Corp.	328,000	160,585

Total Taiwan		10,700,877
Thailand – 4.7%
Advanced Info Service PCL	155,900	929,841
Bangkok Bank PCL NVDR	36,000	215,883
Bank of Ayudhya PCL NVDR	91,000	79,644
Banpu PCL	4,600	90,658
Charoen Pokphand Foods PCL	211,000	254,773
CP ALL PCL	107,900	229,091
Indorama Ventures PCL	55,116	67,443
Kasikornbank PCL NVDR	33,300	166,230
Krung Thai Bank PCL	235,300	133,477
PTT Exploration & Production PCL	75,300	425,927
PTT Global Chemical PCL	45,194	104,012
PTT PCL	63,600	729,802

Siam Cement PCL NVDR	33,271	$382,859
Siam Commercial Bank PCL	69,900	325,143
Thai Oil PCL	42,500	99,879

Total Thailand		4,234,662
TOTAL COMMON STOCKS (Cost: $84,269,365)		87,186,174
EXCHANGE-TRADED FUND – 2.5%
United States – 2.5%
WisdomTree India Earnings Fund(b)(c) (Cost: $2,464,182)	114,015	2,198,209
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
MONEY MARKET FUND – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $2,242,390)(e)	2,242,390	2,242,390
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $88,975,937)		91,626,773
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.2)%		(1,954,339)

NET ASSETS – 100.0%		$89,672,434
ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(e)	At March 31, 2012, the total market value of the Fund’s securities on loan was $2,160,524 and the total market value of the collateral held by the Fund was $2,242,390.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 99.3%
Agriculture – 1.5%
GrainCorp Ltd.	95,214	$892,664
Banks – 11.2%
Australia & New Zealand Banking Group Ltd.	75,811	1,826,756
Commonwealth Bank of Australia(a)	31,352	1,627,202
National Australia Bank Ltd.	60,579	1,543,817
Westpac Banking Corp.	82,327	1,866,924

Total Banks		6,864,699
Beverages – 2.0%
Coca-Cola Amatil Ltd.	93,071	1,202,318
Biotechnology – 1.2%
CSL Ltd.	19,109	710,477
Chemicals – 0.9%
Incitec Pivot Ltd.	170,600	556,709
Coal – 1.3%
New Hope Corp., Ltd.(a)	94,054	515,432
Whitehaven Coal Ltd.(a)	49,621	289,923

Total Coal		805,355
Commercial Services – 1.5%
Brambles Ltd.	121,101	890,727
Computers – 1.3%
Computershare Ltd.	83,833	781,621
Diversified Financial Services – 2.1%
Macquarie Group Ltd.	43,796	1,319,373
Electric – 2.8%
AGL Energy Ltd.	75,034	1,146,539
Origin Energy Ltd.	41,156	569,184

Total Electric		1,715,723
Engineering & Construction – 6.7%
Boart Longyear Ltd.	83,008	357,727
Leighton Holdings Ltd.	65,454	1,445,646
Transfield Services Ltd.	246,900	634,324
UGL Ltd.	77,204	1,055,729
WorleyParsons Ltd.	21,995	652,355

Total Engineering & Construction		4,145,781
Entertainment – 3.1%
TABCORP Holdings Ltd.	198,777	560,110
Tatts Group Ltd.	525,228	1,349,392

Total Entertainment		1,909,502
Food – 5.1%
Metcash Ltd.	439,801	1,959,130
Woolworths Ltd.	42,914	1,154,986

Total Food		3,114,116
Healthcare-Products – 0.9%
Cochlear Ltd.	8,968	575,075
Healthcare-Services – 4.8%
Primary Health Care Ltd.	287,156	850,790

Ramsay Health Care Ltd.	37,476	$758,994
Sonic Healthcare Ltd.	103,930	1,347,981

Total Healthcare-Services		2,957,765
Insurance – 7.6%
AMP Ltd.	222,095	993,942
Insurance Australia Group Ltd.	273,798	964,379
QBE Insurance Group Ltd.(a)	105,058	1,542,189
Suncorp Group Ltd.(a)	133,628	1,162,828

Total Insurance		4,663,338
Internet – 5.0%
carsales.com Ltd.(a)	198,800	1,143,005
Iress Market Technology Ltd.	108,431	786,303
REA Group Ltd.	40,594	582,439
Seek Ltd.(a)	77,734	566,921

Total Internet		3,078,668
Iron/Steel – 0.2%
Fortescue Metals Group Ltd.	17,633	106,131
Leisure Time – 1.7%
Flight Centre Ltd.(a)	45,435	1,035,504
Lodging – 1.8%
Crown Ltd.	125,876	1,133,186
Media – 0.8%
Fairfax Media Ltd.(a)	693,144	520,595
Mining – 6.7%
Alumina Ltd.	314,826	402,788
BHP Billiton Ltd.	12,997	465,997
Iluka Resources Ltd.	8,033	148,045
Mineral Resources Ltd.	49,479	620,219
Newcrest Mining Ltd.	5,223	160,592
Orica Ltd.	34,893	1,011,042
OZ Minerals Ltd.	93,694	947,328
Rio Tinto Ltd.	5,275	357,387

Total Mining		4,113,398
Miscellaneous Manufacturing – 2.5%
Ansell Ltd.	42,952	661,657
Campbell Brothers Ltd.	12,881	897,122

Total Miscellaneous Manufacturing		1,558,779
Oil & Gas – 5.0%
Beach Energy Ltd.	511,873	775,546
Caltex Australia Ltd.	80,880	1,163,810
Santos Ltd.	43,511	641,871
Woodside Petroleum Ltd.	13,660	492,599

Total Oil & Gas		3,073,826
Packaging & Containers – 2.2%
Amcor Ltd.	172,533	1,329,792
Retail – 11.5%
David Jones Ltd.(a)	468,396	1,169,415
Harvey Norman Holdings Ltd.(a)	541,772	1,128,109
JB Hi-Fi Ltd.(a)	82,102	932,187
Myer Holdings Ltd.(a)	741,648	1,797,845

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2012

Investments	Shares	Value

Wesfarmers Ltd.	36,487	$1,134,717
Wesfarmers Ltd. PPS	29,192	934,460

Total Retail		7,096,733
Telecommunications – 5.5%
Telstra Corp., Ltd.	796,583	2,714,973
TPG Telecom Ltd.	374,056	689,756

Total Telecommunications		3,404,729
Transportation – 2.4%
Toll Holdings Ltd.	240,503	1,462,504
TOTAL COMMON STOCKS (Cost: $61,072,357)		61,019,088
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $7,198)	7,198	7,198
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.1%
MONEY MARKET FUND – 14.1%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(b)
(Cost: $8,661,931)(c)	8,661,931	8,661,931
TOTAL INVESTMENTS IN SECURITIES – 113.4% (Cost: $69,741,486)		69,688,217
Liabilities in Excess of Foreign Currency and Other Assets – (13.4)%		(8,232,382)

NET ASSETS – 100.0%		$61,455,835

PPS – Price Protected Shares

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(c)	At March 31, 2012, the total market value of the Fund’s securities on loan was $8,203,868 and the total market value of the collateral held by the Fund was $8,661,931.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 12.1%
AMP Ltd.	87,757	$392,739
Australia & New Zealand Banking Group Ltd.	101,111	2,436,389
BHP Billiton Ltd.	50,555	1,812,610
Brambles Ltd.	41,728	306,919
Commonwealth Bank of Australia	57,639	2,991,526
CSL Ltd.	10,263	381,581
Macquarie Group Ltd.	13,298	400,608
National Australia Bank Ltd.	82,816	2,110,513
Newcrest Mining Ltd.	1,685	51,809
Origin Energy Ltd.	22,788	315,156
QBE Insurance Group Ltd.	50,702	744,275
Rio Tinto Ltd.	5,536	375,070
Telstra Corp., Ltd.	725,370	2,472,260
Wesfarmers Ltd.	34,170	1,062,660
Westpac Banking Corp.	129,077	2,927,071
Woodside Petroleum Ltd.	14,826	534,646
Woolworths Ltd.	36,486	981,983

Total Australia		20,297,815
Austria – 0.2%
Bank Austria Creditanstalt AG*†(a)	1,715	—
OMV AG	8,551	303,473

Total Austria		303,473
Belgium – 1.0%
Anheuser-Busch InBev N.V.	15,612	1,138,904
Belgacom S.A.	16,798	539,226

Total Belgium		1,678,130
Denmark – 0.4%
Novo Nordisk A/S Class B	4,278	591,556
Finland – 1.1%
Fortum Oyj*	20,303	492,083
Nokia Oyj	165,538	899,864
Sampo Oyj Class A	15,418	444,932

Total Finland		1,836,879
France – 12.1%
Air Liquide S.A.	4,140	551,103
Alstom S.A.	5,408	210,726
AXA S.A.	48,036	795,141
BNP Paribas S.A.	21,897	1,037,375
Bouygues S.A.	9,654	294,793
Carrefour S.A.	11,947	285,979
Christian Dior S.A.	2,960	453,508
Cie de Saint-Gobain	7,175	319,947
Cie Generale des Etablissements Michelin	787	58,513
CNP Assurances	18,025	280,846
Danone	8,503	592,216
EDF S.A.	37,769	860,581
France Telecom S.A.	113,352	1,676,309
GDF Suez	61,859	1,595,654
Lafarge S.A.	6,435	306,659
L’Oreal S.A.	6,467	796,533

LVMH Moet Hennessy Louis Vuitton S.A.	5,284	$906,679
Natixis	91,796	352,676
Pernod-Ricard S.A.	3,149	328,772
PPR	2,621	450,260
Sanofi	28,582	2,216,388
Schneider Electric S.A.	9,010	587,812
Societe Generale S.A.	15,273	446,747
Total S.A.	62,425	3,178,943
Veolia Environnement S.A.	13,139	217,578
Vinci S.A.	11,916	620,460
Vivendi S.A.	41,630	762,836

Total France		20,185,034
Germany – 8.9%
Allianz SE	10,161	1,210,655
BASF SE	15,943	1,392,560
Bayer AG	11,257	790,622
Bayerische Motoren Werke AG	6,363	571,375
Daimler AG(b)	20,028	1,205,809
Deutsche Bank AG	9,178	455,954
Deutsche Boerse AG	4,487	301,635
Deutsche Post AG	33,872	651,124
Deutsche Telekom AG	132,955	1,598,286
E.ON AG	71,305	1,705,425
Linde AG	2,273	407,277
Metro AG	6,295	243,025
Muenchener Rueckversicherungs AG	5,298	797,607
RWE AG	22,533	1,074,407
SAP AG	10,379	723,705
Siemens AG	13,272	1,336,002
Volkswagen AG	2,937	472,864

Total Germany		14,938,332
Hong Kong – 5.6%
BOC Hong Kong Holdings Ltd.	224,000	618,856
Cheung Kong Holdings Ltd.	43,000	555,500
China Mobile Ltd.	392,919	4,324,437
CLP Holdings Ltd.	32,500	280,461
CNOOC Ltd.	541,529	1,113,189
Hang Seng Bank Ltd.	37,795	502,376
Hong Kong Exchanges and Clearing Ltd.	17,800	299,189
Hutchison Whampoa Ltd.	56,000	559,712
MTR Corp., Ltd.	75,500	270,338
Power Assets Holdings Ltd.	32,500	238,601
Sun Hung Kai Properties Ltd.	28,442	353,510
Wharf Holdings Ltd.	48,000	260,896

Total Hong Kong		9,377,065
Ireland – 0.2%
CRH PLC	16,070	327,426
Italy – 3.6%
Assicurazioni Generali SpA(b)	25,005	387,602
Atlantia SpA	19,170	317,832
Enel SpA	229,520	828,927
ENI SpA	116,997	2,740,608

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2012

Investments	Shares	Value

Intesa Sanpaolo SpA	255,122	$456,619
Luxottica Group SpA	4,008	144,912
Saipem SpA	4,180	215,591
Snam SpA	109,481	525,740
Telecom Italia SpA	380,162	451,332

Total Italy		6,069,163
Japan – 10.3%
Astellas Pharma, Inc.(b)	12,300	508,172
Canon, Inc.	22,400	1,064,269
Chubu Electric Power Co., Inc.(b)	16,100	292,283
Daiichi Sankyo Co., Ltd.(b)	17,500	320,676
Denso Corp.	8,300	278,869
East Japan Railway Co.	6,400	405,176
FANUC Corp.	1,800	321,089
Fast Retailing Co., Ltd.	600	137,505
Hitachi Ltd.	9,000	58,071
Honda Motor Co., Ltd.	16,100	615,280
Japan Tobacco, Inc.	101	571,918
JX Holdings, Inc.	43,500	271,165
Kansai Electric Power Co., Inc. (The)(b)	19,700	306,889
KDDI Corp.(b)	60	390,789
Mitsubishi Corp.(b)	28,100	655,593
Mitsubishi UFJ Financial Group, Inc.(b)	199,600	999,273
Mitsui & Co., Ltd.(b)	32,700	539,205
Mitsui Fudosan Co., Ltd.	13,000	250,064
Mizuho Financial Group, Inc.(b)	499,198	818,904
MS&AD Insurance Group Holdings(b)	14,400	297,291
Nintendo Co., Ltd.	2,600	393,341
Nippon Steel Corp.(b)	82,000	226,186
Nippon Telegraph & Telephone Corp.(b)	22,194	1,012,680
Nissan Motor Co., Ltd.	31,800	340,431
Nomura Holdings, Inc.	58,100	258,395
NTT DoCoMo, Inc.(b)	759	1,267,229
Seven & I Holdings Co., Ltd.	15,700	468,930
Shin-Etsu Chemical Co., Ltd.	7,200	418,203
Sumitomo Corp.	23,400	340,074
Sumitomo Mitsui Financial Group, Inc.(b)	29,700	982,722
Takeda Pharmaceutical Co., Ltd.(b)	20,300	899,125
Tokio Marine Holdings, Inc.	13,800	380,823
Toyota Motor Corp.	25,000	1,084,513

Total Japan		17,175,133
Netherlands – 1.7%
Akzo Nobel N.V.	4,659	274,668
ASML Holding N.V.	2,306	115,097
Heineken N.V.	6,477	359,465
Koninklijke KPN N.V.	56,315	618,556
Koninklijke Philips Electronics N.V.	22,645	458,377
Unilever N.V. CVA	30,846	1,048,095

Total Netherlands		2,874,258
Norway – 1.9%
DNB ASA	42,013	539,152
Statoil ASA	70,603	1,913,592

Telenor ASA	37,746	$698,798

Total Norway		3,151,542
Portugal – 0.2%
EDP-Energias de Portugal S.A.	129,695	376,691
Singapore – 1.6%
DBS Group Holdings Ltd.	27,000	304,498
Jardine Cycle & Carriage Ltd.	3,000	115,218
Keppel Corp., Ltd.	55,000	480,733
Oversea-Chinese Banking Corp., Ltd.	58,000	411,469
Singapore Airlines Ltd.	5,000	42,828
Singapore Telecommunications Ltd.	369,500	925,697
United Overseas Bank Ltd.	23,000	335,666

Total Singapore		2,616,109
Spain – 5.9%
ACS Actividades de Construccion y Servicios, S.A.(b)	10,163	259,719
Banco Bilbao Vizcaya Argentaria S.A.(b)	96,787	769,094
Banco Santander S.A.	288,577	2,217,399
CaixaBank(b)	114,262	444,163
Endesa S.A.	22,502	447,691
Gas Natural SDG S.A.	28,393	452,975
Iberdrola S.A.	132,688	752,214
Inditex S.A.	8,114	776,045
Mapfre S.A.(b)	97,170	312,374
Repsol YPF S.A.	25,813	646,597
Telefonica S.A.	173,906	2,845,090

Total Spain		9,923,361
Sweden – 2.9%
Atlas Copco AB Class A	14,416	347,834
Hennes & Mauritz AB Class B	34,928	1,260,184
Nordea Bank AB(b)	67,212	609,282
Sandvik AB	20,948	301,496
Skandinaviska Enskilda Banken AB Class A(b)	35,590	252,094
Svenska Handelsbanken AB Class A(b)	12,936	411,162
Telefonaktiebolaget LM Ericsson Class B	42,408	438,118
TeliaSonera AB	119,181	828,745
Volvo AB Class A	27,853	404,026

Total Sweden		4,852,941
Switzerland – 8.7%
ABB Ltd.*	33,650	689,493
Credit Suisse Group AG	20,409	580,985
Holcim Ltd.*	5,023	327,327
Nestle S.A.	55,881	3,511,690
Novartis AG	50,156	2,772,356
Roche Holding AG	3,874	711,494
Roche Holding AG – Genusschein	13,875	2,411,642
SGS S.A.	218	423,530
Swiss Re AG*	10,765	686,621
Swisscom AG(b)	1,446	583,775
Syngenta AG*	1,283	443,021
Zurich Financial Services AG*	5,069	1,360,557

Total Switzerland		14,502,491

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2012

Investments	Shares	Value

United Kingdom – 21.0%
Anglo American PLC	10,460	$390,570
Antofagasta PLC	33,342	613,696
AstraZeneca PLC	36,131	1,604,270
Aviva PLC	87,915	465,646
BAE Systems PLC	84,764	406,160
Barclays PLC	130,698	491,256
BG Group PLC	20,876	482,975
BHP Billiton PLC	30,738	936,805
BP PLC	185,777	1,372,965
British American Tobacco PLC	44,477	2,238,844
British Sky Broadcasting Group PLC	26,164	282,592
BT Group PLC	141,170	510,655
Centrica PLC	111,302	562,663
Compass Group PLC	36,304	380,221
Diageo PLC	41,013	984,566
Eurasian Natural Resources Corp. PLC	24,125	228,383
Fresnillo PLC	5,150	131,490
GlaxoSmithKline PLC	132,384	2,953,829
HSBC Holdings PLC	317,248	2,812,187
Imperial Tobacco Group PLC	21,501	870,854
International Power PLC	63,103	408,333
National Grid PLC	79,366	799,518
Pearson PLC	18,336	341,303
Prudential PLC	49,552	591,809
Reckitt Benckiser Group PLC	13,312	751,443
Rio Tinto PLC	13,371	736,187
Royal Dutch Shell PLC Class A	88,121	3,074,267
Royal Dutch Shell PLC Class B	54,699	1,922,261
SABMiller PLC	19,371	776,691
SSE PLC	20,410	433,388
Standard Chartered PLC	32,135	800,962
TESCO PLC	151,380	798,163
Unilever PLC	25,982	856,823
Vodafone Group PLC	1,403,459	3,861,373
Xstrata PLC	14,919	254,577

Total United Kingdom		35,127,725
TOTAL COMMON STOCKS (Cost: $172,455,698)		166,205,124
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(c) (Cost: $26,065)	624	30,021
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $78,358)	78,358	78,358

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.9%
MONEY MARKET FUND – 7.9%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $13,139,642)(e)	13,139,642	$13,139,642
TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $185,699,763)		179,453,145
Liabilities in Excess of Foreign Currency and Other Assets – (7.3)%		(12,199,993)

NET ASSETS – 100.0%		$167,253,152
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Escrow security – additional shares issued as a result of a corporate action.

(b)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(e)	At March 31, 2012, the total market value of the Fund’s securities on loan was $12,349,997 and the total market value of the collateral held by the Fund was $13,139,642.

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 15.9%
Amcor Ltd.	804,117	$6,197,703
BHP Billiton Ltd.	59,343	2,127,697
Brambles Ltd.	554,224	4,076,451
Coca-Cola Amatil Ltd.	433,445	5,599,368
CSL Ltd.	90,229	3,354,735
Orica Ltd.	160,351	4,646,252
Origin Energy Ltd.(a)	199,414	2,757,881
Santos Ltd.	202,136	2,981,894
Telstra Corp., Ltd.	3,644,770	12,422,375
Wesfarmers Ltd.	151,851	4,722,445
Woodside Petroleum Ltd.	64,998	2,343,919
Woolworths Ltd.	194,474	5,234,067

Total Australia		56,464,787
Austria – 0.8%
OMV AG	74,581	2,646,865
Belgium – 2.7%
Belgacom S.A.	233,618	7,499,283
Solvay S.A.	16,944	2,003,035

Total Belgium		9,502,318
Finland – 2.7%
Nokia Oyj(a)	1,242,841	6,756,082
UPM-Kymmene Oyj(a)	221,142	3,006,791

Total Finland		9,762,873
France – 11.2%
Accor S.A.	70,233	2,503,779
Bouygues S.A.	100,400	3,065,802
Cap Gemini S.A.	40,303	1,801,215
Casino Guichard Perrachon S.A.	35,479	3,491,581
France Telecom S.A.	387,778	5,734,665
GDF Suez	152,755	3,940,319
Lafarge S.A.	59,693	2,844,663
Sanofi	54,072	4,193,007
Total S.A.	94,968	4,836,169
Veolia Environnement S.A.	181,771	3,010,071
Vivendi S.A.	245,851	4,505,020

Total France		39,926,291
Germany – 7.9%
BASF SE	34,107	2,979,117
Daimler AG(a)	50,893	3,064,071
Deutsche Post AG	246,495	4,738,395
Deutsche Telekom AG	405,790	4,878,105
E.ON AG	245,594	5,873,952
RWE AG	141,116	6,728,624

Total Germany		28,262,264
Hong Kong – 1.2%
Cathay Pacific Airways Ltd.	2,292,000	4,245,100
Ireland – 1.0%
CRH PLC	181,342	3,694,844

Italy – 4.9%
Atlantia SpA	195,337	$3,238,622
ENI SpA	234,141	5,484,659
Snam SpA	878,281	4,217,602
Terna Rete Elettrica Nazionale SpA	1,099,006	4,411,128

Total Italy		17,352,011
Japan – 9.6%
Astellas Pharma, Inc.(a)	92,400	3,817,486
Canon, Inc.	56,500	2,684,428
Daiichi Sankyo Co., Ltd.(a)	172,200	3,155,448
Eisai Co., Ltd.(a)	114,100	4,561,504
Fujitsu Ltd.	382,000	2,023,841
Hoya Corp.	156,600	3,537,510
Kyocera Corp.	14,000	1,289,507
Murata Manufacturing Co., Ltd.	27,900	1,662,914
Nintendo Co., Ltd.	17,200	2,602,102
Sumitomo Metal Industries Ltd.	1,306,000	2,650,246
Takeda Pharmaceutical Co., Ltd.(a)	90,900	4,026,132
Tokyo Electron Ltd.	35,300	2,031,053

Total Japan		34,042,171
Netherlands – 3.2%
Koninklijke KPN N.V.	493,114	5,416,295
Reed Elsevier N.V.	312,200	3,981,286
STMicroelectronics N.V.	247,379	2,022,728

Total Netherlands		11,420,309
Norway – 2.3%
Orkla ASA	490,575	3,875,371
Statoil ASA	159,292	4,317,379

Total Norway		8,192,750
Portugal – 2.5%
EDP-Energias de Portugal S.A.	1,650,285	4,793,149
Portugal Telecom, SGPS, S.A.	762,241	4,140,496

Total Portugal		8,933,645
Singapore – 1.7%
SembCorp Marine Ltd.	1,399,000	5,874,832
Spain – 5.5%
ACS Actividades de Construccion y Servicios, S.A.(a)	122,618	3,133,542
Ferrovial S.A.	350,047	4,017,346
Gas Natural SDG S.A.	266,540	4,252,316
Repsol YPF S.A.	111,916	2,803,414
Telefonica S.A.	326,316	5,338,508

Total Spain		19,545,126
Sweden – 2.5%
Hennes & Mauritz AB Class B	107,763	3,888,033
TeliaSonera AB	716,596	4,982,969

Total Sweden		8,871,002
Switzerland – 3.2%
Novartis AG	55,939	3,092,009
Roche Holding AG - Genusschein	23,830	4,141,941
Swisscom AG(a)	10,637	4,294,342

Total Switzerland		11,528,292

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2012

Investments	Shares	Value

United Kingdom – 20.8%
Antofagasta PLC	263,923	$4,857,789
AstraZeneca PLC	102,030	4,530,283
BAE Systems PLC	1,032,884	4,949,222
British American Tobacco PLC	96,268	4,845,854
Compass Group PLC	303,444	3,178,046
GlaxoSmithKline PLC	233,212	5,203,562
Imperial Tobacco Group PLC	120,516	4,881,256
J. Sainsbury PLC	831,140	4,133,922
Marks & Spencer Group PLC	654,045	3,960,552
National Grid PLC	508,907	5,126,636
Pearson PLC	179,241	3,336,355
Reed Elsevier PLC	409,013	3,626,929
Royal Dutch Shell PLC Class A	1,474	51,423
Royal Dutch Shell PLC Class B	133,817	4,702,667
SSE PLC	232,111	4,928,669
TESCO PLC	511,469	2,696,759
Unilever PLC	116,603	3,845,283
Vodafone Group PLC	1,942,455	5,344,327

Total United Kingdom		74,199,534
TOTAL COMMON STOCKS (Cost: $354,771,452)		354,465,014
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $4,505)	121	5,215
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
MONEY MARKET FUND – 5.3%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $18,845,635)(d)	18,845,635	18,845,635
TOTAL INVESTMENTS IN SECURITIES – 104.9% (Cost: $373,621,592)		373,315,864
Liabilities in Excess of Foreign Currency and Other Assets – (4.9)%		(17,324,124)

NET ASSETS – 100.0%		$355,991,740
(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $17,951,213 and the total market value of the collateral held by the Fund was $18,845,635.

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 11.7%
AGL Energy Ltd.	35,002	$534,840
Alumina Ltd.	116,062	148,489
Amcor Ltd.	96,412	743,092
Bendigo and Adelaide Bank Ltd.	43,315	347,759
Boral Ltd.	36,844	153,819
Caltex Australia Ltd.	23,870	343,474
Campbell Brothers Ltd.	1,806	125,782
Coca-Cola Amatil Ltd.	56,156	725,440
Cochlear Ltd.	3,034	194,556
Computershare Ltd.	29,633	276,285
Crown Ltd.	64,699	582,446
Fairfax Media Ltd.(a)	164,378	123,458
Flight Centre Ltd.(a)	7,176	163,547
Harvey Norman Holdings Ltd.(a)	104,141	216,849
Incitec Pivot Ltd.	67,410	219,975
Insurance Australia Group Ltd.	138,328	487,223
Leighton Holdings Ltd.	34,883	770,441
Lend Lease Group(b)	38,746	299,838
Metcash Ltd.	93,530	416,637
New Hope Corp., Ltd.(a)	36,679	201,007
OneSteel Ltd.	173,334	222,661
Orica Ltd.	23,473	680,142
OZ Minerals Ltd.	29,989	303,215
Platinum Asset Management Ltd.(a)	72,506	304,957
Ramsay Health Care Ltd.	10,694	216,584
Seek Ltd.(a)	12,300	89,705
Sims Metal Management Ltd.	5,475	83,319
Sonic Healthcare Ltd.	34,002	441,009
Suncorp Group Ltd.	96,195	837,087
TABCORP Holdings Ltd.	174,739	492,377
Tatts Group Ltd.	139,549	358,523
Toll Holdings Ltd.	55,458	337,241
UGL Ltd.(a)	16,372	223,879
Wesfarmers Ltd. PPS	11,095	355,160
Whitehaven Coal Ltd.	13,004	75,979
WorleyParsons Ltd.	11,406	338,293

Total Australia		12,435,088
Austria – 1.3%
Andritz AG(a)	2,203	215,277
EVN AG(a)	10,598	142,404
Strabag SE	5,628	171,219
Telekom Austria AG	37,328	434,065
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,730	208,306
Voestalpine AG	5,624	188,847

Total Austria		1,360,118
Belgium – 1.8%
Ageas	151,032	331,461
Colruyt S.A.	6,080	244,036
Delhaize Group S.A.	4,310	226,428
Elia System Operator S.A./N.V.	3,225	136,358

Mobistar S.A.	5,063	$251,828
NV Bekaert S.A.	2,663	85,661
UCB S.A.	6,929	298,505
Umicore S.A.	5,100	280,530

Total Belgium		1,854,807
Denmark – 0.6%
Coloplast A/S Class B	653	112,914
FLSmidth & Co. A/S(a)	1,583	110,963
H. Lundbeck A/S(a)	7,256	145,210
Novozymes A/S Class B	5,132	149,278
Pandora A/S(a)	9,042	104,476

Total Denmark		622,841
Finland – 2.6%
Elisa Oyj(a)	9,872	236,243
Kemira Oyj	6,788	89,944
Kesko Oyj Class B	2,819	91,336
Konecranes Oyj	2,600	68,210
Metso Oyj(a)	6,469	276,103
Neste Oil Oyj(a)	6,901	84,870
Nokian Renkaat Oyj	4,088	198,923
Orion Oyj Class B	6,359	125,500
Pohjola Bank PLC Class A(a)	21,463	237,376
Rautaruukki Oyj(a)	5,951	62,369
Sanoma Oyj(a)	19,743	252,401
Stora Enso Oyj Class R	25,191	186,856
UPM-Kymmene Oyj(a)	29,790	405,044
Wartsila Oyj Abp	10,103	380,484
YIT Oyj	4,646	99,736

Total Finland		2,795,395
France – 6.4%
Accor S.A.	10,126	360,988
Aeroports de Paris	3,103	254,300
Arkema S.A.	1,806	168,041
BioMerieux	710	55,851
Bourbon S.A.(a)	3,178	94,461
Bureau Veritas S.A.	3,167	278,355
Cap Gemini S.A.	5,414	241,962
CFAO S.A.	3,590	154,037
Dassault Systemes S.A.	2,128	195,508
Edenred	5,741	172,478
Eiffage S.A.	3,097	119,645
Eramet	202	28,514
Etablissements Maurel et Prom	2,101	36,890
Euler Hermes S.A.	1,273	99,851
Eutelsat Communications S.A.	8,606	317,688
ICADE	2,628	234,095
Imerys S.A.	2,139	129,863
Ipsen S.A.	3,256	88,888
Klepierre	8,489	293,925
Lagardere SCA	6,689	206,036
Legrand S.A.	10,939	401,916
M6-Metropole Television S.A.	10,816	195,170
Neopost S.A.	1,876	120,467

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2012

Investments	Shares	Value

Nexity S.A.	2,159	$68,198
Publicis Groupe S.A.	4,196	230,972
Remy Cointreau S.A.	1,738	176,365
Rexel S.A.	6,261	137,782
Sa des Ciments Vicat	1,934	128,273
SCOR SE	15,573	420,163
SEB S.A.	1,537	127,640
Societe BIC S.A.	2,603	260,813
Societe Television Francaise 1	10,654	130,259
Suez Environnement Co.	26,761	409,833
Thales S.A.	5,908	220,767
Zodiac Aerospace	1,939	201,590

Total France		6,761,584
Germany – 3.1%
Aixtron SE N.A.	2,780	48,350
Aurubis AG	1,935	102,004
Axel Springer AG	5,667	285,795
Bilfinger Berger SE	2,582	242,170
Celesio AG	7,405	133,817
Deutsche Lufthansa AG	21,120	295,177
Fielmann AG	2,015	193,444
Fraport AG Frankfurt Airport Services Worldwide	2,820	176,316
GEA Group AG	6,366	219,231
Hamburger Hafen und Logistik AG	2,024	68,058
Hannover Rueckversicherung AG	10,288	610,221
Lanxess AG	907	74,863
MTU Aero Engines Holding AG	1,189	95,621
Rheinmetall AG	1,197	70,768
Rhoen Klinikum AG	3,753	75,243
SMA Solar Technology AG(a)	1,758	79,551
Suedzucker AG	5,399	171,657
Symrise AG	6,614	191,131
United Internet AG Registered Shares	7,401	139,264

Total Germany		3,272,681
Hong Kong – 4.2%
Bank of East Asia Ltd.	76,400	287,336
Beijing Enterprises Holdings Ltd.	31,500	192,108
Cathay Pacific Airways Ltd.	307,000	568,606
China Agri-Industries Holdings Ltd.	62,000	40,886
China Merchants Holdings International Co., Ltd.	98,000	328,181
China Resources Enterprise Ltd.	40,000	139,619
China Resources Power Holdings Co., Ltd.	124,000	229,665
Citic Pacific Ltd.	109,000	183,632
Fosun International Ltd.	245,500	146,086
Franshion Properties China Ltd.	234,000	60,278
Guangdong Investment Ltd.	330,808	230,509
Hang Lung Group Ltd.	26,000	168,277
HKT Trust and HKT Ltd.*(b)	10,065	7,830
Hopewell Holdings Ltd.	49,662	136,244
Hysan Development Co., Ltd.	43,000	172,244
Lenovo Group Ltd.	212,000	190,866
New World Development Co., Ltd.	216,482	260,147
PCCW Ltd.	463,000	165,783

Shanghai Industrial Holdings Ltd.	54,000	$166,577
Shougang Fushan Resources Group Ltd.	254,000	86,041
Sino Land Co., Ltd.	214,400	342,421
Sino-Ocean Land Holdings Ltd.(a)	312,000	148,284
Television Broadcasts Ltd.	26,074	175,808
Wheelock & Co., Ltd.	18,000	54,250

Total Hong Kong		4,481,678
Ireland – 0.5%
DCC PLC	5,429	134,221
Dragon Oil PLC	14,562	145,183
Kerry Group PLC Class A	3,331	153,925
Paddy Power PLC	1,916	120,484

Total Ireland		553,813
Italy – 3.7%
A2A SpA(a)	148,219	118,726
ACEA SpA	21,729	137,969
Autogrill SpA	11,977	126,242
Banca Carige SpA	60,136	78,802
Banca Monte dei Paschi di Siena SpA(a)	326,589	137,478
Banca Popolare dell’Emilia Romagna SCRL	9,942	71,561
Banca Popolare di Sondrio SCRL	16,429	120,332
Davide Campari-Milano SpA	10,506	71,423
Exor SpA	3,466	87,375
Hera SpA	35,416	50,465
Iren SpA	133,079	113,865
Mediaset SpA	157,390	433,445
Mediobanca SpA	34,173	200,418
Mediolanum SpA	34,322	162,898
Parmalat SpA	45,826	114,303
Pirelli & C SpA	21,858	259,646
Prysmian SpA	4,924	86,425
Societa Iniziative Autostradali e Servizi SpA	16,391	125,292
Telecom Italia SpA RSP	505,839	496,462
Terna Rete Elettrica Nazionale SpA	162,355	651,651
Tod’s SpA	726	81,551
Unione di Banche Italiane SCPA	46,657	197,459

Total Italy		3,923,788
Japan – 24.2%
Aeon Co., Ltd.	19,100	252,516
Aisin Seiki Co., Ltd.	5,900	208,341
Ajinomoto Co., Inc.	20,000	252,263
All Nippon Airways Co., Ltd.	17,000	51,643
Amada Co., Ltd.	13,000	88,146
Aozora Bank Ltd.	18,000	52,275
Asahi Group Holdings Ltd.	7,000	155,915
Asahi Kasei Corp.	30,000	186,281
Bank of Kyoto Ltd. (The)	13,000	118,634
Bank of Yokohama Ltd. (The)	45,000	226,381
Brother Industries Ltd.	7,700	104,981
Chiba Bank Ltd. (The)	20,000	128,319
Chugai Pharmaceutical Co., Ltd.	17,000	315,232
Chugoku Bank Ltd. (The)	10,000	135,974
Chugoku Electric Power Co., Inc. (The)	19,300	360,461

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2012

Investments	Shares	Value

Cosmo Oil Co., Ltd.(a)	49,000	$136,946
Dai Nippon Printing Co., Ltd.(a)	27,000	277,562
Daicel Corp.	13,000	84,197
Daihatsu Motor Co., Ltd.(a)	19,000	350,009
Daikin Industries Ltd.(a)	4,100	112,246
Dainippon Sumitomo Pharma Co., Ltd.(a)	14,700	156,655
Daito Trust Construction Co., Ltd.	6,300	568,795
Daiwa House Industry Co., Ltd.	16,000	212,698
Daiwa Securities Group, Inc.	58,000	230,464
Dena Co., Ltd.(a)	1,600	44,581
Denki Kagaku Kogyo K.K.	20,000	80,442
Eisai Co., Ltd.(a)	16,800	671,633
Electric Power Development Co., Ltd.(a)	5,500	149,973
FamilyMart Co., Ltd.	3,500	148,855
Fuji Heavy Industries Ltd.	19,000	153,533
Fujitsu Ltd.	58,000	307,285
Fukuoka Financial Group, Inc.	27,000	120,408
Furukawa Electric Co., Ltd.	15,000	40,100
GS Yuasa Corp.	13,000	71,718
Gunma Bank Ltd. (The)	20,000	107,661
Hachijuni Bank Ltd. (The)	19,000	112,668
Hankyu Hanshin Holdings, Inc.	24,000	105,280
Hirose Electric Co., Ltd.	1,600	168,953
Hiroshima Bank Ltd. (The)(a)	20,000	91,865
Hisamitsu Pharmaceutical Co., Inc.(a)	1,700	81,080
Hitachi Chemical Co., Ltd.	5,800	105,012
Hitachi Construction Machinery Co., Ltd.	2,400	53,398
Hitachi High-Technologies Corp.	2,900	69,597
Hitachi Metals Ltd.	7,000	87,442
Hokkaido Electric Power Co., Inc.	12,000	177,167
Hokuhoku Financial Group, Inc.	63,000	120,955
Hokuriku Electric Power Co.	10,600	192,692
Hoya Corp.	19,500	440,495
Ibiden Co., Ltd.	2,800	72,029
Idemitsu Kosan Co., Ltd.	1,400	140,349
Isetan Mitsukoshi Holdings Ltd.	6,100	72,048
Isuzu Motors Ltd.	14,000	82,508
Japan Steel Works Ltd. (The)(a)	18,000	124,017
JGC Corp.	5,000	155,842
Joyo Bank Ltd. (The)	37,000	170,399
JS Group Corp.	8,300	174,785
JSR Corp.	7,700	155,881
JTEKT Corp.	4,600	55,393
Kajima Corp.(a)	40,000	122,486
Kaneka Corp.	14,000	84,890
Kansai Paint Co., Ltd.	9,000	91,318
Kawasaki Heavy Industries Ltd.	17,000	52,263
Kawasaki Kisen Kaisha Ltd.*(a)	33,000	72,981
Keikyu Corp.(a)	13,000	114,369
Keio Corp.	20,000	144,116
Kintetsu Corp.(a)	44,000	168,418
Kobe Steel Ltd.	65,000	105,839
Konami Corp.(a)	5,000	142,536
Konica Minolta Holdings, Inc.	12,500	109,818

Kuraray Co., Ltd.	13,400	$190,673
Kurita Water Industries Ltd.	2,900	71,465
Kyowa Hakko Kirin Co., Ltd.	19,000	212,407
Kyushu Electric Power Co., Inc.	28,700	411,171
Lawson, Inc.	6,300	398,846
Makita Corp.	4,400	177,508
MEIJI Holdings Co., Ltd.	1,900	83,462
Mitsubishi Chemical Holdings Corp.	32,000	171,869
Mitsubishi Gas Chemical Co., Inc.	8,000	53,758
Mitsubishi Tanabe Pharma Corp.	14,500	204,563
Mitsui Chemicals, Inc.	25,000	76,250
Mitsui O.S.K. Lines Ltd.(a)	37,000	161,857
Namco Bandai Holdings, Inc.	12,100	175,556
NGK Insulators Ltd.	8,000	114,806
NGK Spark Plug Co., Ltd.	9,000	129,157
NHK Spring Co., Ltd.	9,000	97,333
Nikon Corp.	4,200	128,202
Nippon Electric Glass Co., Ltd.	10,000	87,369
Nippon Express Co., Ltd.	36,000	141,297
Nippon Paper Group, Inc.(a)	6,000	125,621
Nippon Sheet Glass Co., Ltd.	18,000	27,778
Nippon Shokubai Co., Ltd.	5,000	58,266
Nippon Yusen K.K.(a)	69,000	217,996
Nisshin Seifun Group, Inc.(a)	10,000	121,636
Nissin Foods Holdings Co., Ltd.(a)	3,600	135,391
Nitto Denko Corp.	4,400	178,310
NKSJ Holdings, Inc.(a)	20,728	465,968
Nomura Real Estate Holdings, Inc.	5,800	102,828
Nomura Research Institute Ltd.	8,300	207,059
NSK Ltd.	8,000	61,924
NTN Corp.	20,000	85,060
Obayashi Corp.	24,000	105,280
Odakyu Electric Railway Co., Ltd.(a)	13,000	123,531
OJI Paper Co., Ltd.(a)	27,000	131,235
Oracle Corp.	6,768	258,647
Oriental Land Co., Ltd.	1,400	150,896
Osaka Gas Co., Ltd.	63,000	254,159
Resona Holdings, Inc.	110,000	509,265
Ricoh Co., Ltd.(a)	33,000	322,802
Rohm Co., Ltd.	3,800	188,626
Sankyo Co., Ltd.	4,800	236,807
Secom Co., Ltd.	6,300	310,043
Sega Sammy Holdings, Inc.	10,100	212,812
Seiko Epson Corp.	4,400	62,021
Sekisui Chemical Co., Ltd.	13,000	113,421
Sekisui House Ltd.	21,000	206,951
Sharp Corp.(a)	31,000	227,523
Shikoku Electric Power Co., Inc.(a)	10,200	289,162
Shimamura Co., Ltd.	1,100	123,774
Shimizu Corp.(a)	25,000	100,857
Shinsei Bank Ltd.	40,000	52,494
Shionogi & Co., Ltd.(a)	14,800	205,738
Shiseido Co., Ltd.(a)	16,300	282,841
Shizuoka Bank Ltd. (The)	15,000	155,295

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2012

Investments	Shares	Value

Showa Denko K.K.	39,000	$89,094
Showa Shell Sekiyu K.K.	11,600	74,425
Sojitz Corp.	42,100	75,713
Sony Financial Holdings, Inc.	8,231	147,027
Stanley Electric Co., Ltd.	4,600	73,504
Sumitomo Chemical Co., Ltd.(a)	46,000	196,756
Sumitomo Electric Industries Ltd.	14,900	205,136
Sumitomo Metal Industries Ltd.	189,000	383,535
Sumitomo Metal Mining Co., Ltd.	14,000	197,849
Sumitomo Realty & Development Co., Ltd.	8,000	193,936
Sumitomo Rubber Industries Ltd.	6,000	80,126
T&D Holdings, Inc.	20,700	241,221
Taisei Corp.	39,000	102,363
Taiyo Nippon Sanso Corp.	13,000	92,253
TDK Corp.(a)	3,100	176,669
Teijin Ltd.	15,000	50,671
Tobu Railway Co., Ltd.	23,000	122,693
Toho Co., Ltd.	6,100	112,594
Toho Gas Co., Ltd.(a)	19,000	112,668
Tokyo Broadcasting System Holdings, Inc.	6,000	89,969
Tokyo Electron Ltd.	5,800	333,714
Tokyo Gas Co., Ltd.	72,000	341,211
Tokyu Corp.	21,000	100,286
Tokyu Land Corp.	19,000	93,505
TonenGeneral Sekiyu K.K.	28,104	260,225
Toppan Printing Co., Ltd.(a)	22,000	172,696
Tosoh Corp.	18,000	50,307
TOTO Ltd.	10,000	75,703
Toyo Suisan Kaisha Ltd.	4,000	104,453
Toyoda Gosei Co., Ltd.	2,800	54,813
Toyota Boshoku Corp.	4,400	52,183
Toyota Tsusho Corp.	6,600	135,136
Trend Micro, Inc.	4,500	139,055
Ube Industries Ltd.	19,000	51,947
Unicharm Corp.	1,000	53,102
USS Co., Ltd.(a)	1,300	132,535
Yamada Denki Co., Ltd.	810	50,886
Yamato Holdings Co., Ltd.	10,300	160,079

Total Japan		25,561,616
Netherlands – 2.4%
Delta Lloyd N.V.	11,546	202,653
Fugro N.V. CVA	3,584	254,964
Gemalto N.V.	1,538	101,363
Imtech N.V.	1,854	59,181
Koninklijke Boskalis Westminster N.V.	4,999	187,499
Koninklijke Vopak N.V.	3,203	184,245
Nutreco N.V.(a)	890	63,907
PostNL N.V.	39,051	240,779
Randstad Holding N.V.	6,371	240,020
Reed Elsevier N.V.	42,745	545,100
STMicroelectronics N.V.	35,275	288,431
Wolters Kluwer N.V.	10,957	207,198

Total Netherlands		2,575,340

New Zealand – 0.8%
Auckland International Airport Ltd.	61,473	$123,920
Contact Energy Ltd.*	36,302	140,706
Fletcher Building Ltd.	31,322	172,994
Telecom Corp. of New Zealand Ltd.	188,131	373,848

Total New Zealand		811,468
Norway – 2.3%
Aker Solutions ASA	11,100	187,496
Fred Olsen Energy ASA	9,864	386,152
Gjensidige Forsikring ASA	37,644	443,818
Kongsberg Gruppen AS	3,739	70,138
Marine Harvest ASA	998,703	514,755
Orkla ASA	71,597	565,591
Schibsted ASA	3,362	124,365
TGS Nopec Geophysical Co. ASA	4,110	112,476

Total Norway		2,404,791
Portugal – 1.3%
Banco Espirito Santo S.A.	117,604	214,560
Brisa Auto-Estradas de Portugal S.A.(a)	65,092	231,444
Cimpor Cimentos de Portugal, SGPS, S.A.	50,629	337,113
Portugal Telecom, SGPS, S.A.	106,374	577,824

Total Portugal		1,360,941
Singapore – 4.1%
City Developments Ltd.	19,000	171,512
ComfortDelGro Corp., Ltd.	130,000	161,292
Cosco Corp. Singapore Ltd.(a)	59,000	54,667
Fraser and Neave Ltd.	58,402	311,205
Keppel Land Ltd.	88,000	242,860
Sakari Resources Ltd.	38,000	70,418
SATS Ltd.	73,000	144,566
SembCorp Industries Ltd.	92,000	386,336
SembCorp Marine Ltd.(a)	156,360	656,604
SIA Engineering Co., Ltd.	63,536	203,643
Singapore Exchange Ltd.	63,000	347,731
Singapore Press Holdings Ltd.	155,148	483,700
Singapore Technologies Engineering Ltd.	185,000	478,188
SMRT Corp., Ltd.	102,000	140,748
StarHub Ltd.	149,594	368,824
Yangzijiang Shipbuilding Holdings Ltd.	159,000	168,187

Total Singapore		4,390,481
Spain – 3.9%
Acciona S.A.	3,480	242,653
Acerinox S.A.	17,520	224,844
Banco de Sabadell S.A.	113,234	307,921
Banco Espanol de Credito S.A.(a)	60,882	291,389
Banco Popular Espanol S.A.(a)	67,273	240,990
Banco Popular Espanol S.A. – Temp Line*	873	3,127
Bolsas y Mercados Espanoles S.A.	6,677	170,899
Ebro Foods S.A.	5,960	115,522
Enagas S.A.	15,360	295,164
Ferrovial S.A.	44,466	510,318
Fomento de Construcciones y Contratas S.A.	6,421	143,227

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2012

Investments	Shares	Value

Grupo Catalana Occidente S.A.	8,848	$153,531
Indra Sistemas S.A.(a)	10,837	132,598
Mediaset Espana Comunicacion S.A.	35,742	204,670
Obrascon Huarte Lain S.A.	4,034	119,905
Prosegur Cia de Seguridad, S.A.	2,606	152,351
Red Electrica Corp. S.A.	6,712	327,949
Sacyr Vallehermoso, S.A.	10,291	31,219
Tecnicas Reunidas S.A.	3,985	165,759
Zardoya Otis S.A.	20,973	271,198

Total Spain		4,105,234
Sweden – 6.1%
Alfa Laval AB	15,444	316,777
Assa Abloy AB Class B	12,206	382,257
Atlas Copco AB Class B	18,558	398,829
Boliden AB	18,825	294,772
Castellum AB	6,986	87,755
Electrolux AB Series B(a)	15,319	322,987
Getinge AB Class B(a)	6,098	173,143
Hakon Invest AB	14,531	251,186
Hexagon AB Class B	1,723	33,342
Husqvarna AB Class B(a)	20,672	124,337
Investment AB Kinnevik Class B	11,443	265,408
Lundbergforetagen AB Class B	4,869	166,939
Meda AB Class A	19,835	188,624
Modern Times Group AB Class B	1,553	85,288
Peab AB	23,259	118,480
Ratos AB Class B(a)	20,979	290,402
Saab AB Class B	3,168	58,964
Scania AB Class B	30,186	625,980
Securitas AB Class B	19,920	191,534
Skanska AB Class B	24,748	427,799
SSAB AB Class A	10,895	102,705
Svenska Cellulosa AB Class B(a)	29,349	506,890
Swedish Match AB	11,069	439,400
Tele2 AB Class B	23,830	484,835
Trelleborg AB Class B	7,512	78,229

Total Sweden		6,416,862
Switzerland – 2.6%
Actelion Ltd.*	3,276	119,608
Baloise Holding AG	3,160	254,171
Bank Sarasin & Cie AG Class B	1,395	43,678
BKW S.A.*	2,668	95,639
GAM Holding AG*	8,130	118,282
Geberit AG*	1,868	390,402
Givaudan S.A.*	134	128,982
Julius Baer Group Ltd.*	5,712	230,287
Lonza Group AG*	1,802	93,026
Nobel Biocare Holding AG*	4,122	51,488
Partners Group Holding AG	1,675	326,346
Schindler Holding AG	1,597	190,647
Schindler Holding AG Participating Shares	2,108	253,282
Sonova Holding AG*	1,071	118,849
Sulzer AG	1,315	186,662

Swatch Group AG (The)	1,454	$116,709
Vontobel Holding AG	2,492	63,137

Total Switzerland		2,781,195
United Kingdom – 15.5%
Aberdeen Asset Management PLC	81,757	335,712
Admiral Group PLC	16,821	319,015
Aegis Group PLC	30,449	89,905
Aggreko PLC	2,435	87,537
AMEC PLC	11,657	206,365
Amlin PLC	44,204	232,928
Ashmore Group PLC	48,170	282,841
Babcock International Group PLC	6,881	87,568
Balfour Beatty PLC	41,008	187,061
British Land Co. PLC	56,712	434,845
Bunzl PLC	11,884	190,636
Burberry Group PLC	10,326	246,981
Capita PLC	20,088	235,100
Carillion PLC	28,231	134,597
Carnival PLC	5,739	183,206
Cobham PLC	47,334	173,264
Cookson Group PLC	4,804	53,038
Croda International PLC	1,986	66,826
Daily Mail & General Trust PLC Class A	22,461	162,030
Drax Group PLC	34,457	299,767
Firstgroup PLC	30,863	117,213
G4S PLC	64,937	282,727
GKN PLC	45,682	150,429
Halma PLC	11,150	67,804
Hammerson PLC	28,222	187,401
Hargreaves Lansdown PLC	14,788	115,090
Hays PLC	93,484	125,989
Hikma Pharmaceuticals PLC	4,605	49,958
Home Retail Group PLC	111,500	203,090
ICAP PLC	38,940	244,386
IG Group Holdings PLC	26,430	190,028
IMI PLC	12,719	197,629
Inchcape PLC	9,912	59,578
Inmarsat PLC	25,647	188,620
Intercontinental Hotels Group PLC	7,467	173,349
Invensys PLC	14,307	45,489
Investec PLC	28,449	173,772
J. Sainsbury PLC	112,492	559,512
Jardine Lloyd Thompson Group PLC	8,680	96,871
John Wood Group PLC	5,048	57,789
Johnson Matthey PLC	6,592	248,459
Kingfisher PLC	74,875	366,910
Legal & General Group PLC	365,392	763,033
Logica PLC	80,950	128,821
London Stock Exchange Group PLC	12,993	214,654
Lonmin PLC	1,923	31,401
Man Group PLC	257,628	554,871
Marks & Spencer Group PLC	86,959	526,578
Meggitt PLC	24,961	161,081
Melrose PLC	13,536	91,505

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2012

Investments	Shares	Value

Michael Page International PLC	7,315	$56,100
Millennium & Copthorne Hotels PLC	10,685	82,031
Mondi PLC	10,538	99,255
Next PLC	7,822	372,804
Pennon Group PLC	14,403	163,733
Persimmon PLC	5,064	51,782
PZ Cussons PLC	10,319	49,412
Reed Elsevier PLC	64,613	572,957
Rexam PLC	38,510	263,407
Rotork PLC	3,083	100,931
RSA Insurance Group PLC(a)	322,413	538,832
Sage Group PLC (The)	59,813	285,934
Segro PLC	54,355	203,914
Serco Group PLC	8,935	77,447
Severn Trent PLC	14,843	366,166
Smith & Nephew PLC	21,324	215,836
Smiths Group PLC	16,168	271,757
Stagecoach Group PLC	13,861	56,540
Standard Life PLC	187,174	686,935
Tate & Lyle PLC	24,453	275,442
TUI Travel PLC	79,171	248,311
United Utilities Group PLC	48,010	461,399
Vedanta Resources PLC	6,922	135,812
Weir Group PLC (The)	2,810	79,198
Whitbread PLC	5,117	150,760
William Hill PLC	47,871	199,934

Total United Kingdom		16,449,888
TOTAL COMMON STOCKS (Cost: $105,846,180)		104,919,609
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Australia Dividend Fund(a)(c)	742	41,611
WisdomTree Japan Hedged Equity Fund(a)(c)	1,122	41,402

TOTAL EXCHANGE-TRADED FUNDS (Cost: $71,003)		83,013
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $62,032)	62,032	62,032
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.1%
MONEY MARKET FUND – 12.1%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $12,838,834)(e)	12,838,834	12,838,834
TOTAL INVESTMENTS IN SECURITIES – 111.4% (Cost: $118,818,049)		117,903,488
Liabilities in Excess of Foreign Currency and Other Assets – (11.4)%		(12,080,857)

NET ASSETS – 100.0%		$105,822,631

PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(e)	At March 31, 2012, the total market value of the Fund’s securities on loan was $12,069,627 and the total market value of the collateral held by the Fund was $12,838,834.

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.0%
Australia – 16.0%
Adelaide Brighton Ltd.	689,008	$2,069,955
Aditya Birla Minerals Ltd.	350,832	259,863
Amalgamated Holdings Ltd.	123,683	794,402
Ansell Ltd.	49,394	760,893
APN News & Media Ltd.	1,139,372	1,068,200
ARB Corp., Ltd.	85,671	816,508
Aristocrat Leisure Ltd.	226,250	707,838
ASG Group Ltd.(a)	365,805	314,533
Ausdrill Ltd.	265,340	1,157,240
Austal Ltd.(a)	210,821	409,500
Australian Pharmaceutical Industries Ltd.	1,029,781	330,708
Automotive Holdings Group	417,513	1,029,403
Bank of Queensland Ltd.(a)	238,689	1,800,124
Bank of Queensland Ltd. Placement Shares*	51,608	389,213
Beach Energy Ltd.	461,025	698,506
Billabong International Ltd.(a)	249,538	718,654
Boart Longyear Ltd.	108,909	469,349
Bradken Ltd.	122,864	1,092,070
Brickworks Ltd.	51,220	572,001
BT Investment Management Ltd.	128,502	294,199
Cabcharge Australia Ltd.	37,772	235,953
Cardno Ltd.	178,239	1,290,680
carsales.com Ltd.(a)	179,278	1,030,762
Cash Converters International Ltd.	247,861	170,753
Challenger Infrastructure Fund Class A(b)	936,867	1,145,245
Consolidated Media Holdings Ltd.	764,673	2,305,193
CSG Ltd.	424,408	281,386
CSR Ltd.(a)	959,427	1,789,052
Customers Ltd.	540,135	514,788
David Jones Ltd.(a)	704,091	1,757,861
DuluxGroup Ltd.(a)	160,736	496,213
DWS Ltd.	375,607	554,482
Emeco Holdings Ltd.	442,544	495,129
Envestra Ltd.	2,919,619	2,344,048
FKP Property Group(b)	249,662	128,025
Fleetwood Corp., Ltd.	91,605	1,162,502
GrainCorp Ltd.	108,130	1,013,756
GUD Holdings Ltd.	115,735	985,542
GWA Group Ltd.(a)	345,328	769,146
Hills Holdings Ltd.(a)	175,366	195,296
iiNET Ltd.	118,918	373,275
Imdex Ltd.	62,461	196,708
IMF Australia Ltd.	252,426	356,948
Independence Group NL	38,748	158,958
Invocare Ltd.(a)	108,661	901,664
IOOF Holdings Ltd.	276,411	1,655,091
Iress Market Technology Ltd.	112,471	815,600
JB Hi-Fi Ltd.(a)	95,889	1,088,724
Kingsgate Consolidated Ltd.(a)	76,925	510,019
Medusa Mining Ltd.	36,664	191,430
Mermaid Marine Australia Ltd.(a)	117,738	397,624
Mincor Resources NL	535,612	377,310

Mineral Resources Ltd.	77,991	$977,616
Monadelphous Group Ltd.	104,263	2,581,468
Mortgage Choice Ltd.	443,433	599,483
Myer Holdings Ltd.(a)	877,507	2,127,184
Navitas Ltd.	314,091	1,155,108
NIB Holdings Ltd.	743,323	1,143,517
NRW Holdings Ltd.	118,706	510,340
Oakton Ltd.	113,566	147,649
Pacific Brands Ltd.	815,540	515,364
Panoramic Resources Ltd.	300,642	347,267
Perpetual Ltd.	65,011	1,709,969
Primary Health Care Ltd.	373,009	1,105,157
Prime AET&D Holdings*†	124,997	—
Programmed Maintenance Services Ltd.	156,311	408,064
Reject Shop Ltd. (The)(a)	31,864	399,415
Retail Food Group Ltd.	161,549	443,495
Ridley Corp., Ltd.	449,628	544,977
SAI Global Ltd.	193,269	1,001,085
Salmat Ltd.(a)	222,725	542,220
Sedgman Ltd.	182,169	464,246
Select Harvests Ltd.	137,921	224,320
Servcorp Ltd.	127,515	373,840
Seven West Media Ltd.(a)	402,297	1,629,529
SMS Management & Technology Ltd.(a)	104,025	618,569
Spotless Group Ltd.	62,962	153,280
STW Communications Group Ltd.	559,772	579,895
Super Retail Group Ltd.	119,563	945,061
Technology One Ltd.	661,267	794,645
TFS Corp., Ltd.	372,901	212,469
TPG Telecom Ltd.	351,850	648,808
Transfield Services Ltd.	356,891	916,908
Watpac Ltd.	401,364	405,398
Webjet Ltd.(a)	144,571	486,747
Western Areas NL(a)	72,291	405,903
WHK Group Ltd.	610,073	527,724
Wotif.com Holdings Ltd.(a)	181,267	861,926

Total Australia		67,950,968
Austria – 1.1%
Oesterreichische Post AG(a)	60,539	2,104,176
Schoeller-Bleckmann Oilfield Equipment AG	11,393	1,047,327
Semperit AG Holding	30,486	1,304,826
Wienerberger AG(a)	14,481	169,529

Total Austria		4,625,858
Belgium – 0.9%
Cie Maritime Belge S.A.	22,940	544,692
Cofinimmo	9,418	1,156,368
EVS Broadcast Equipment S.A.	16,615	860,266
Exmar N.V.	40,693	350,615
Tessenderlo Chemie N.V.	29,858	995,240

Total Belgium		3,907,181
Denmark – 0.4%
D/S Norden	22,834	678,495

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

East Asiatic Co., Ltd. A/S(a)	8,125	$237,065
NKT Holding A/S(a)	10,463	475,714
Royal UNIBREW A/S	4,722	327,955

Total Denmark		1,719,229
Finland – 1.9%
Alma Media Oyj(a)	55,181	392,407
Amer Sports Oyj	56,030	730,855
Citycon Oyj	219,595	734,011
Huhtamaki Oyj	87,375	1,268,294
Orion Oyj Class A	41,606	821,681
Raisio PLC Class V(a)	85,752	280,922
Ramirent Oyj(a)	52,456	457,555
Stockmann Oyj Abp Class B	39,442	848,803
Tieto Oyj(a)	69,297	1,300,265
Tikkurila Oyj(a)	20,978	396,976
Uponor Oyj(a)	60,602	697,280

Total Finland		7,929,049
France – 1.7%
Havas S.A.(a)	194,281	1,128,037
IPSOS	24,622	881,535
LaCie S.A.	35,528	162,282
Plastic Omnium S.A.	20,290	587,014
Rallye S.A.	62,819	2,357,009
Rubis	4,243	247,742
Saft Groupe S.A.	10,560	341,725
Societe d’Edition de Canal+	69,908	442,208
Teleperformance S.A.	31,490	898,462

Total France		7,046,014
Germany – 2.9%
Bauer AG(a)	7,596	233,063
Bechtle AG	20,505	912,037
Carl Zeiss Meditec AG	35,109	850,935
Comdirect Bank AG	107,775	1,244,783
Delticom AG	1,807	192,270
Douglas Holding AG(a)	15,588	693,335
Drillisch AG	81,247	973,770
ElringKlinger AG	21,444	613,118
Freenet AG(a)	37,017	597,955
Gerry Weber International AG	37,315	1,429,650
H&R AG	24,823	496,017
Indus Holding AG	39,754	1,225,570
Kontron AG	43,748	364,586
Pfeiffer Vacuum Technology AG	3,319	375,471
Praktiker AG(a)	26,344	64,481
Solarworld AG(a)	36,454	114,908
Vossloh AG	5,181	510,704
Wincor Nixdorf AG	15,878	780,029
Wirecard AG	38,770	737,018

Total Germany		12,409,700
Hong Kong – 1.8%
China Everbright International Ltd.(a)	748,000	351,649
China Pharmaceutical Group Ltd.	564,000	129,304

China Power International Development Ltd.	2,776,000	$607,831
China South City Holdings Ltd.(a)	2,650,000	358,385
China Travel International Investment Hong Kong	1,604,000	328,485
Citic Telecom International Holdings Ltd.	1,984,000	398,640
CPMC Holdings Ltd.	553,282	330,658
Dah Chong Hong Holdings Ltd.	867,000	920,155
Dah Sing Banking Group Ltd.	391,200	386,968
Dah Sing Financial Holdings Ltd.	102,400	354,786
Guotai Junan International Holdings Ltd.	910,999	275,740
Shenzhen Investment Ltd.	3,698,000	804,948
Shougang Concord International Enterprises Co., Ltd.(a)	3,406,000	199,605
Shun Tak Holdings Ltd.(a)	1,438,000	581,571
Sinotruk Hong Kong Ltd.(a)	1,412,000	818,393
Vitasoy International Holdings Ltd.	885,364	685,347
Welling Holding Ltd.	1,488,000	231,901

Total Hong Kong		7,764,366
Ireland – 0.7%
C&C Group PLC	144,701	743,815
FBD Holdings PLC	30,849	373,843
Glanbia PLC	118,379	876,508
Grafton Group PLC	82,493	342,750
Greencore Group PLC	357,187	435,156
Kingspan Group PLC	40,782	423,613

Total Ireland		3,195,685
Italy – 4.1%
Amplifon SpA	34,524	177,926
Ansaldo STS SpA	55,546	550,341
Astaldi SpA	70,015	557,103
Azimut Holding SpA	78,861	855,381
Banca Generali SpA	115,579	1,548,400
Banca Popolare di Milano SCRL	1,039,858	577,730
BasicNet SpA	77,302	223,386
Brembo SpA	58,456	668,696
Cairo Communications SpA	113,365	531,710
CIR-Compagnie Industriali Riunite SpA	139,679	197,357
Cofide SpA	238,968	164,368
Credito Artigiano SpA	165,332	263,106
Credito Emiliano SpA	90,406	427,397
Danieli & Co. Officine Meccaniche SpA RSP	32,044	475,377
De’Longhi SpA	54,293	670,239
ERG SpA	91,308	807,998
Esprinet SpA	55,984	290,313
Fiat SpA RSP	92,569	506,903
Geox SpA(a)	231,686	755,914
Gruppo Editoriale L’Espresso SpA(a)	235,560	332,517
Immobiliare Grande Distribuzione	399,113	484,993
IMMSI SpA	551,692	438,609
Indesit Co. SpA	64,526	401,633
Intesa Sanpaolo SpA RSP	557,449	858,904
Italcementi SpA(a)	56,005	388,571
Italcementi SpA RSP	51,418	167,075
Maire Tecnimont SpA(a)	144,946	122,571

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

MARR SpA	99,601	$1,122,123
Piaggio & C. SpA	231,817	680,398
Recordati SpA	162,005	1,229,729
Societa Cattolica di Assicurazioni SCRL	37,056	748,601
Trevi Finanziaria Industriale SpA	25,408	150,299

Total Italy		17,375,668
Japan – 37.1%
77 Bank Ltd. (The)	131,000	581,019
Achilles Corp.	113,000	162,027
ADEKA Corp.	60,100	574,015
Aeon Delight Co., Ltd.	15,300	324,238
Ai Holdings Corp.	63,400	338,205
Aica Kogyo Co., Ltd.	73,900	1,066,811
Aichi Steel Corp.	120,000	622,638
Air Water, Inc.	75,000	973,328
Akebono Brake Industry Co., Ltd.(a)	69,600	400,880
Akita Bank Ltd. (The)	162,000	533,471
Alfresa Holdings Corp.	22,900	1,094,981
Alpen Co., Ltd.	19,800	397,708
Alpine Electronics, Inc.	23,900	324,398
Alps Electric Co., Ltd.	66,400	587,389
Amano Corp.	79,500	742,882
Aomori Bank Ltd. (The)(a)	107,000	332,851
Arcs Co., Ltd.	17,200	320,403
Arnest One Corp.	43,600	488,477
ASKUL Corp.(a)	23,600	417,255
Atsugi Co., Ltd.	268,000	345,197
Avex Group Holdings, Inc.	46,700	567,471
Awa Bank Ltd. (The)	62,000	382,721
Axell Corp.(a)	16,800	399,713
Azbil Corp.	42,400	942,852
Bank of Nagoya Ltd. (The)	138,000	498,038
Bank of Saga Ltd. (The)	166,000	476,043
Bank of the Ryukyus Ltd.	23,100	315,785
Bookoff Corp.	26,926	255,534
Canon Electronics, Inc.	22,800	586,242
Canon Marketing Japan, Inc.	59,500	767,112
Capcom Co., Ltd.	26,500	608,925
Casio Computer Co., Ltd.(a)	110,700	794,990
Cawachi Ltd.	13,400	319,796
Central Glass Co., Ltd.	75,000	330,822
Century Tokyo Leasing Corp.	55,910	1,135,253
Chiyoda Co., Ltd.	57,800	1,165,903
Chukyo Bank Ltd. (The)	150,000	390,060
Circle K Sunkus Co., Ltd.	8,600	185,073
Citizen Holdings Co., Ltd.	102,700	653,925
Coca-Cola Central Japan Co., Ltd.	39,700	517,627
Coca-Cola West Co., Ltd.	51,600	909,795
COMSYS Holdings Corp.(a)	76,700	835,084
Daifuku Co., Ltd.	31,500	183,729
Daihen Corp.	88,000	318,658
Daisan Bank Ltd. (The)	163,000	348,600
Daishi Bank Ltd. (The)	83,000	293,493

DCM Holdings Co., Ltd.	80,900	$645,863
DIC Corp.(a)	349,000	708,220
Disco Corp.(a)	7,600	422,504
Doshisha Co., Ltd.	12,900	373,699
Doutor Nichires Holdings Co., Ltd.	18,200	240,838
Dowa Holdings Co., Ltd.(a)	163,000	1,089,374
DTS Corp.	35,700	468,510
EDION Corp.(a)	56,400	397,497
Ehime Bank Ltd. (The)	181,000	519,059
Exedy Corp.	10,800	309,584
Ezaki Glico Co., Ltd.	56,000	675,715
Fancl Corp.(a)	44,700	605,089
Foster Electric Co., Ltd.(a)	17,200	252,895
Fuji Electric Co., Ltd.(a)	178,000	471,523
Fuji Oil Co., Ltd.	39,900	570,658
Fuji Seal International, Inc.	15,600	297,233
Fuji Soft, Inc.	16,100	310,086
Fujikura Ltd.	92,000	308,548
Fujitec Co., Ltd.	64,000	424,619
Fukuyama Transporting Co., Ltd.(a)	157,000	858,497
Furukawa-Sky Aluminum Corp.	93,000	299,471
Goldcrest Co., Ltd.	22,220	408,246
Gunze Ltd.	185,000	544,018
Gurunavi, Inc.	30,955	335,147
H2O Retailing Corp.(a)	82,000	716,423
Hakuhodo DY Holdings, Inc.(a)	7,380	466,322
Hanwa Co., Ltd.	105,000	479,738
Heiwa Real Estate Co., Ltd.	269,500	736,831
Heiwado Co., Ltd.	30,400	412,253
Higo Bank Ltd. (The)	67,000	398,931
Hikari Tsushin, Inc.	7,300	215,731
Hitachi Capital Corp.	66,800	1,000,032
Hitachi Koki Co., Ltd.	51,500	473,729
Hitachi Kokusai Electric, Inc.	42,000	387,363
Hitachi Transport System Ltd.(a)	40,900	747,974
Hitachi Zosen Corp.	266,500	349,742
Hodogaya Chemical Co., Ltd.	47,000	156,486
Hogy Medical Co., Ltd.	6,800	305,316
Hokkoku Bank Ltd. (The)	95,000	359,013
Hokuetsu Bank Ltd. (The)	296,000	636,636
Hokuetsu Kishu Paper Co., Ltd.(a)	123,000	823,537
Hokuto Corp.	31,600	669,285
Hoshizaki Electric Co., Ltd.	19,700	467,275
House Foods Corp.	51,100	878,626
Hyakugo Bank Ltd. (The)	36,000	166,669
Hyakujushi Bank Ltd. (The)	175,000	818,701
Ichiyoshi Securities Co., Ltd.	30,800	217,821
Iino Kaiun Kaisha Ltd.	63,100	287,533
Inaba Denki Sangyo Co., Ltd.	26,400	796,860
Inabata & Co., Ltd.	57,000	397,570
Ines Corp.	44,900	360,095
IT Holdings Corp.	29,400	345,819
Ito En Ltd.	50,400	909,460
Itochu Enex Co., Ltd.	96,700	574,595

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

Itochu Techno-Solutions Corp.(a)	21,400	$963,449
Iwatani Corp.	164,000	550,021
Izumi Co., Ltd.	46,500	882,028
J Front Retailing Co., Ltd.	199,000	1,117,176
Jaccs Co., Ltd.	105,000	376,390
Jafco Co., Ltd.	16,900	412,155
Japan Aviation Electronics Industry Ltd.	41,000	357,215
Japan Vilene Co., Ltd.	75,000	349,049
Japan Wool Textile Co., Ltd. (The)	61,000	478,097
JFE Shoji Holdings, Inc.(a)	123,000	645,677
J-Oil Mills, Inc.(a)	131,000	378,857
Joshin Denki Co., Ltd.	28,000	278,316
Juroku Bank Ltd. (The)	196,000	678,778
Kaga Electronics Co., Ltd.	20,700	218,332
Kagome Co., Ltd.(a)	22,100	435,045
Kagoshima Bank Ltd. (The)	84,000	538,939
Kaken Pharmaceutical Co., Ltd.	87,000	1,102,631
Kandenko Co., Ltd.	60,000	293,092
Kappa Create Co., Ltd.*(a)	14,550	314,709
Kasumi Co., Ltd.	64,700	436,339
Keihin Corp.(a)	8,400	156,374
Keisei Electric Railway Co., Ltd.(a)	76,000	591,044
Keiyo Bank Ltd. (The)	104,000	501,707
Keiyo Co., Ltd.(a)	55,800	351,907
Kewpie Corp.	75,600	1,119,830
Kikkoman Corp.(a)	67,000	779,136
Kinki Sharyo Co., Ltd.	84,000	321,526
Kiyo Holdings, Inc.	431,800	645,378
Kobayashi Pharmaceutical Co., Ltd.(a)	8,300	417,547
Komeri Co., Ltd.(a)	22,200	636,367
Komori Corp.	49,300	427,133
Kose Corp.	25,800	587,824
K’s Holdings Corp.	9,900	320,958
Kurabo Industries Ltd.	275,000	538,004
Kureha Corp.	31,000	149,924
Kuroda Electric Co., Ltd.	31,600	349,810
KYB Co., Ltd.(a)	28,000	171,140
Kyokuyo Co., Ltd.(a)	65,000	156,389
KYORIN Holdings, Inc.	56,000	1,066,310
Kyoritsu Maintenance Co., Ltd.	18,400	389,039
Kyudenko Corp.	67,000	395,674
Lintec Corp.	8,400	171,276
Lion Corp.	163,000	938,842
Maeda Corp.	108,000	477,696
Maeda Road Construction Co., Ltd.	53,000	662,701
Mars Engineering Corp.	26,900	599,812
Maruha Nichiro Holdings, Inc.	250,000	440,488
Marui Group Co., Ltd.	122,600	1,027,936
Matsuda Sangyo Co., Ltd.	23,800	392,738
Matsumotokiyoshi Holdings Co., Ltd.(a)	27,000	588,918
Max Co., Ltd.	35,000	442,736
Medipal Holdings Corp.	100,300	1,306,539
Meitec Corp.	13,900	281,902
Michinoku Bank Ltd. (The)	200,000	410,718

Mikuni Coca-Cola Bottling Co., Ltd.	33,800	$290,377
Mimasu Semiconductor Industry Co., Ltd.	28,000	268,109
Minebea Co., Ltd.	118,000	517,626
Miraca Holdings, Inc.	13,300	522,012
Mitsubishi Logistics Corp.	49,000	581,724
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	326,000	570,436
Mitsui Home Co., Ltd.	73,000	398,287
Mitsui Mining & Smelting Co., Ltd.	155,000	438,848
Mitsui-Soko Co., Ltd.	102,000	437,524
Mitsumi Electric Co., Ltd.*	22,300	193,206
Miura Co., Ltd.	30,500	794,975
Miyazaki Bank Ltd. (The)	140,000	399,781
Mochida Pharmaceutical Co., Ltd.	75,000	889,483
Monex Group, Inc.(a)	1,628	358,063
Morinaga & Co., Ltd.	159,000	370,958
Morinaga Milk Industry Co., Ltd.	134,000	529,194
Moshi Moshi Hotline, Inc.	67,100	674,302
Musashino Bank Ltd. (The)	19,000	657,537
Nagoya Railroad Co., Ltd.(a)	142,000	393,414
NEC Fielding Ltd.	24,500	321,228
NEC Networks & System Integration Corp.	28,600	410,781
Nichii Gakkan Co.	32,600	438,919
Nichirei Corp.	170,000	801,507
Nidec Copal Corp.	30,500	400,267
Nidec Sankyo Corp.	74,000	448,703
Nifco, Inc.	15,900	437,035
Nihon Dempa Kogyo Co., Ltd.(a)	19,400	293,964
Nihon Kohden Corp.	15,000	403,913
Nihon Nohyaku Co., Ltd.	61,000	273,516
Nihon Unisys Ltd.	66,800	470,794
Nippo Corp.	47,000	524,856
Nippon Carbon Co., Ltd.	108,000	305,778
Nippon Denko Co., Ltd.	45,000	221,459
Nippon Kayaku Co., Ltd.	97,000	999,526
Nippon Konpo Unyu Soko Co., Ltd.	45,000	556,109
Nippon Paint Co., Ltd.	66,000	502,849
Nippon Sharyo Ltd.(a)	78,000	324,151
Nippon Shinyaku Co., Ltd.	24,000	297,758
Nippon Signal Co., Ltd. (The)	46,000	288,985
Nippon Soda Co., Ltd.	72,000	331,588
Nippon Steel Trading Co., Ltd.	100,000	326,873
Nippon Suisan Kaisha Ltd.(a)	182,600	625,715
Nipro Corp.(a)	66,000	494,830
Nishimatsu Construction Co., Ltd.	210,000	495,048
Nishi-Nippon City Bank Ltd. (The)	268,000	762,039
Nishi-Nippon Railroad Co., Ltd.	188,000	888,657
Nissan Chemical Industries Ltd.(a)	74,200	700,570
Nissan Shatai Co., Ltd.	49,000	515,633
Nisshin Oillio Group Ltd. (The)	104,000	432,201
Nisshin Steel Co., Ltd.	234,000	395,237
Nisshinbo Holdings, Inc.	64,000	608,931
Nissin Corp.	107,000	284,744
Nissin Kogyo Co., Ltd.(a)	21,900	359,522
Nitto Boseki Co., Ltd.(a)	142,000	559,062

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

NOF Corp.	130,000	$636,612
NS Solutions Corp.	29,400	569,459
NS United Kaiun Kaisha Ltd.*(a)	137,000	223,076
Ogaki Kyoritsu Bank Ltd. (The)	23,000	83,286
Oita Bank Ltd. (The)	120,000	384,957
Okinawa Electric Power Co., Inc. (The)	9,000	374,020
Onward Holdings Co., Ltd.	113,000	926,849
Otsuka Corp.	13,300	1,087,660
Paltac Corp.	26,836	387,401
PanaHome Corp.	90,000	617,899
Parco Co., Ltd.	43,200	417,853
Park24 Co., Ltd.	115,100	1,559,469
Pigeon Corp.	9,900	371,122
Plenus Co., Ltd.	44,900	816,760
Point, Inc.	4,930	183,014
Pola Orbis Holdings, Inc.	16,216	486,707
Raito Kogyo Co., Ltd.	26,300	155,317
Rengo Co., Ltd.	117,000	814,642
Resorttrust, Inc.(a)	42,500	693,572
Round One Corp.(a)	53,500	354,955
Ryobi Ltd.	75,000	286,166
Ryoden Trading Co., Ltd.	52,000	315,305
Ryohin Keikaku Co., Ltd.	15,500	806,124
Ryosan Co., Ltd.	6,900	139,518
San-Ai Oil Co., Ltd.	63,000	329,182
San-In Godo Bank Ltd. (The)	69,000	549,183
Sanken Electric Co., Ltd.*	51,622	246,521
Sanki Engineering Co., Ltd.	83,000	450,829
Sankyu, Inc.	168,000	661,425
Sanshin Electronics Co., Ltd.	29,300	248,157
Sanyo Chemical Industries Ltd.	89,000	596,974
Sanyo Shokai Ltd.	84,000	228,641
Sanyo Special Steel Co., Ltd.(a)	54,000	294,623
Sapporo Hokuyo Holdings, Inc.	77,700	287,970
Sapporo Holdings Ltd.	142,000	528,003
Sasebo Heavy Industries Co., Ltd.(a)	217,000	363,886
SBI Holdings, Inc.	5,524	524,241
Scroll Corp.	96,608	388,569
SCSK Corp.(a)	28,900	460,742
Seino Holdings Corp.	76,000	552,257
Sekisui Plastics Co., Ltd.	76,000	279,823
Senko Co., Ltd.	106,000	427,632
Senshu Ikeda Holdings, Inc.	471,100	658,321
Shiga Bank Ltd. (The)	82,000	493,226
Shikoku Bank Ltd. (The)	132,000	497,236
Shimachu Co., Ltd.	16,000	379,124
Shinko Electric Industries Co., Ltd.(a)	61,900	607,755
Shinko Plantech Co., Ltd.	35,700	305,833
Shinmaywa Industries Ltd.	142,000	710,906
Sinanen Co., Ltd.	111,000	488,268
SMK Corp.	84,000	292,946
Sotetsu Holdings, Inc.(a)	196,000	616,854
Square Enix Holdings Co., Ltd.(a)	48,100	1,015,831
Star Micronics Co., Ltd.	30,100	299,921

Sumitomo Bakelite Co., Ltd.(a)	145,000	$768,212
Sumitomo Osaka Cement Co., Ltd.	179,000	524,200
Sumitomo Warehouse Co., Ltd. (The)	111,000	575,940
Sundrug Co., Ltd.	12,900	401,288
Suruga Bank Ltd.	85,000	872,775
Suzuken Co., Ltd.	49,200	1,525,711
Taiheiyo Cement Corp.(a)	206,000	460,587
Taiyo Holdings Co., Ltd.(a)	31,600	852,445
Taiyo Yuden Co., Ltd.(a)	23,000	246,503
Takaoka Electric Manufacturing Co., Ltd.(a)	52,000	161,760
Takara Holdings, Inc.	25,000	171,031
Takara Standard Co., Ltd.	75,000	557,750
Takashimaya Co., Ltd.	112,000	934,978
Tamron Co., Ltd.	12,300	398,915
Tochigi Bank Ltd. (The)	87,000	325,609
Toda Corp.	45,000	152,014
Toei Co., Ltd.	91,000	472,167
Toho Bank Ltd. (The)	93,000	319,813
Toho Holdings Co., Ltd.	40,600	725,220
Tohoku Bank Ltd. (The)	225,051	410,203
Tokai Carbon Co., Ltd.	74,000	396,549
Tokai Rika Co., Ltd.	30,800	531,080
Tokai Rubber Industries Ltd.	31,000	394,021
Tokai Tokyo Financial Holdings, Inc.	106,580	400,185
Tokuyama Corp.(a)	89,000	277,939
Tokyo Energy & Systems, Inc.	66,000	391,372
TOMONY Holdings, Inc.	111,049	542,459
Toppan Forms Co., Ltd.	54,200	499,882
Toshiba Plant Systems & Services Corp.	40,000	462,726
Toshiba TEC Corp.	140,000	557,993
Touei Housing Corp.	25,400	269,756
Toyo Corp.	24,600	269,032
Toyo Ink SC Holdings Co., Ltd.	193,000	799,721
Toyo Tire & Rubber Co., Ltd.	124,000	348,065
Toyobo Co., Ltd.	166,000	238,022
TS Tech Co., Ltd.	22,400	441,767
Tsukuba Bank Ltd.	92,700	326,666
Tsumura & Co.(a)	20,200	586,891
Uchida Yoko Co., Ltd.	109,000	348,344
Ulvac, Inc.*(a)	10,400	114,875
Union Tool Co.	11,500	215,481
UNY Co., Ltd.	82,100	893,877
Valor Co., Ltd.	43,200	723,893
Wacoal Holdings Corp.(a)	36,000	429,139
Xebio Co., Ltd.	20,700	555,136
Yamagata Bank Ltd. (The)	74,000	353,387
Yamaha Corp.	38,900	405,568
Yamato Kogyo Co., Ltd.	12,800	375,624
Yodogawa Steel Works Ltd.	90,000	394,799
Yokohama Rubber Co., Ltd. (The)	141,000	1,021,156

Total Japan		157,214,046
Netherlands – 1.6%
Arcadis N.V.	41,359	863,069

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

ASM International N.V.	10,037	$385,617
Beter Bed Holding N.V.	15,719	353,767
BinckBank N.V.	73,559	797,186
CSM	30,459	546,171
Exact Holding N.V.	34,993	824,823
Koninklijke BAM Groep N.V.	47,205	221,780
Koninklijke Wessanen N.V.	49,924	174,121
Mediq N.V.	31,901	500,869
Sligro Food Group N.V.	27,735	899,729
TKH Group N.V.	36,151	980,418
USG People N.V.	21,196	212,547

Total Netherlands		6,760,097
New Zealand – 2.6%
Air New Zealand Ltd.	1,210,588	843,214
DNZ Property Fund Ltd.	149,880	167,034
Fisher & Paykel Healthcare Corp., Ltd.	377,851	693,571
Freightways Ltd.	299,708	970,103
Infratil Ltd.	103,911	160,933
Kathmandu Holdings Ltd.	176,771	236,232
Nuplex Industries Ltd.	132,487	279,016
Ryman Healthcare Ltd.	322,004	815,346
Sky Network Television Ltd.	301,634	1,280,361
SKYCITY Entertainment Group Ltd.	599,454	1,935,417
Tower Ltd.	544,549	745,205
Vector Ltd.	1,169,957	2,483,088
Warehouse Group Ltd. (The)	251,237	574,394

Total New Zealand		11,183,914
Norway – 2.1%
ABG Sundal Collier Holding ASA	881,320	763,268
Aker ASA Class A	64,424	2,106,412
Atea ASA	105,800	1,275,191
Austevoll Seafood ASA	144,401	551,878
Leroey Seafood Group ASA	19,607	323,114
Sparebank 1 Nord Norge	40,694	226,155
SpareBank 1 SMN(a)	71,903	461,365
SpareBank 1 SR Bank ASA(a)	74,755	537,330
Tomra Systems ASA	122,274	996,790
Veidekke ASA	188,826	1,602,226

Total Norway		8,843,729
Portugal – 0.8%
Mota–Engil, SGPS, S.A.	2,270	3,679
REN – Redes Energeticas Nacionais S.A.	72,491	219,137
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.*(a)	59,891	440,816
Sonae(a)	1,709,621	1,015,409
Sonaecom – SGPS S.A.(a)	307,467	497,486
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	309,732	1,051,799

Total Portugal		3,228,326
Singapore – 3.6%
Baker Technology Ltd.	1,120,323	271,761
China Aviation Oil Singapore Corp., Ltd.	509,000	473,639

Chip Eng Seng Corp., Ltd.	1,057,000	$437,142
Cityspring Infrastructure Trust	1,695,649	519,207
CSE Global Ltd.	283,000	185,688
First Resources Ltd.(a)	463,000	703,328
Goodpack Ltd.	127,000	178,781
Hi-P International Ltd.	814,000	637,682
Ho Bee Investment Ltd.	158,000	177,182
Hong Leong Asia Ltd.	274,000	423,852
Hyflux Ltd.(a)	382,500	454,796
K-Green Trust(a)	480,000	377,938
M1 Ltd.	798,000	1,612,057
Midas Holdings Ltd.	422,000	127,538
Otto Marine Ltd.	1,692,274	170,930
Raffles Medical Group Ltd.	91,000	167,909
Rotary Engineering Ltd.	604,000	341,066
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	685,951	521,003
SC Global Developments Ltd.	424,000	360,822
Singapore Post Ltd.	1,695,000	1,375,035
STX OSV Holdings Ltd.	349,855	491,108
Super Group Ltd.	123,000	176,574
Tat Hong Holdings Ltd.	486,000	359,470
United Engineers Ltd.	326,000	653,374
UOB-Kay Hian Holdings Ltd.	862,000	1,158,611
Venture Corp., Ltd.	273,000	1,849,891
Wing Tai Holdings Ltd.	774,000	787,943
Yongnam Holdings Ltd.	1,141,943	231,595

Total Singapore		15,225,922
Spain – 1.4%
Almirall S.A.	148,116	1,288,017
Antena 3 de Television S.A.(a)	262,841	1,568,113
Caja de Ahorros del Mediterraneo(a)	46,484	82,950
Duro Felguera S.A.	202,889	1,315,812
Gamesa Corp. Tecnologica S.A.(a)	71,879	227,912
Grupo Empresarial Ence S.A.	156,442	388,542
Melia Hotels International S.A.	24,600	167,075
Viscofan S.A.	20,329	908,270

Total Spain		5,946,691
Sweden – 4.7%
AarhusKarlshamn AB(a)	21,892	689,553
Atrium Ljungberg AB Class B	20,943	248,399
Axfood AB	35,920	1,287,314
Axis Communications AB	49,423	1,333,271
Bilia AB Class A	36,142	712,180
Billerud AB	72,930	673,207
Fabege AB(a)	194,765	1,674,568
Hoganas AB Class B	18,824	685,118
Holmen AB Class B	34,584	947,036
Husqvarna AB Class A(a)	73,813	440,741
Intrum Justitia AB	82,119	1,361,358
Investment AB Oresund*	35,440	568,826
JM AB	42,149	778,143
Kungsleden AB	109,431	758,638

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

Lindab International AB	25,334	$201,592
Loomis AB Class B	58,842	838,022
Mekonomen AB	32,517	1,041,371
MQ Holding AB	88,418	338,462
NCC AB Class B	77,720	1,633,967
New Wave Group AB Class B	41,737	215,121
Nibe Industrier AB Class B	20,432	325,632
Nolato AB Class B	20,136	213,185
SkiStar AB	32,926	400,698
SSAB AB Class B(a)	26,286	214,516
Svenska Cellulosa AB Class A(a)	54,439	938,582
Wihlborgs Fastigheter AB	113,257	1,595,926

Total Sweden		20,115,426
Switzerland – 0.3%
EFG International AG*	41,057	399,736
Kudelski S.A.	14,091	100,712
Mobilezone Holding AG	86,807	984,424

Total Switzerland		1,484,872
United Kingdom – 13.3%
Ashtead Group PLC	193,520	798,964
BBA Aviation PLC	355,807	1,216,570
Bellway PLC	26,030	340,202
Bodycote PLC	125,611	775,084
Booker Group PLC	444,185	598,274
Brewin Dolphin Holdings PLC	319,228	902,783
Britvic PLC	142,348	874,949
Cable & Wireless Communications PLC	4,838,934	2,496,472
Cable & Wireless Worldwide PLC	3,512,168	1,907,933
Chemring Group PLC	51,519	335,432
Chesnara PLC	171,014	510,954
Cineworld Group PLC	243,063	843,699
Close Brothers Group PLC	138,933	1,742,545
Computacenter PLC	117,377	827,048
Cranswick PLC	30,065	386,693
De La Rue PLC	79,221	1,139,178
Debenhams PLC	337,421	435,605
Domino Printing Sciences PLC	78,638	701,093
Domino’s Pizza UK & IRL PLC	23,669	163,219
DS Smith PLC	278,333	796,470
Dunelm Group PLC	98,973	820,716
Electrocomponents PLC	249,574	988,120
Elementis PLC	291,787	860,610
Euromoney Institutional Investor PLC	58,306	708,004
F&C Asset Management PLC	147,618	157,788
Fenner PLC	59,344	411,031
Fidessa Group PLC	21,704	573,914
Filtrona PLC	137,655	1,044,707
Game Group PLC(a)†	614,597	—
Greene King PLC	188,485	1,544,910
Halfords Group PLC	180,792	897,201
Hill & Smith Holdings PLC	90,300	483,327
Hunting PLC	87,455	1,323,954
Interserve PLC	215,109	1,001,170

ITE Group PLC	241,927	$858,117
JD Wetherspoon PLC	60,770	399,450
Jupiter Fund Management PLC	104,654	416,188
Kcom Group PLC	198,814	233,477
Kesa Electricals PLC	415,730	464,963
Kier Group PLC	47,685	863,980
Ladbrokes PLC	671,339	1,717,284
Laird PLC	202,794	697,279
London & Stamford Property PLC	465,106	820,408
Marston’s PLC	439,331	688,604
Mears Group PLC	69,812	284,990
Micro Focus International PLC	67,281	508,467
Mitie Group PLC	39,851	177,963
Moneysupermarket.com Group PLC	494,358	1,002,333
Morgan Crucible Co. PLC	191,622	985,848
Morgan Sindall Group PLC	83,371	903,137
Mothercare PLC	82,904	219,883
N. Brown Group PLC	220,759	818,305
National Express Group PLC	171,835	661,390
Phoenix IT Group Ltd.	63,998	199,137
Premier Farnell PLC	293,837	1,007,500
Promethean World PLC	235,205	279,031
Provident Financial PLC	155,850	2,853,648
Renishaw PLC(a)	13,796	293,166
Rightmove PLC	26,354	611,395
RPC Group PLC	128,214	753,863
RPS Group PLC	135,663	513,928
RSM Tenon Group PLC	695,695	94,370
Savills PLC	148,834	897,693
Shanks Group PLC	164,740	259,923
Smiths News PLC	329,036	466,574
Sportingbet PLC	501,996	302,779
St. Modwen Properties PLC	10,365	30,596
Sthree PLC	125,651	673,546
Synergy Health PLC	43,488	589,910
TalkTalk Telecom Group PLC	130,459	284,522
Telecom Plus PLC	71,695	792,691
Tullett Prebon PLC	172,849	966,593
Ultra Electronics Holdings PLC	26,836	749,923
Victrex PLC	31,712	684,016
WH Smith PLC	116,245	1,012,231
Wilmington Group PLC	164,223	257,796
WS Atkins PLC	19,298	226,317
WSP Group PLC	54,419	220,413

Total United Kingdom		56,352,246
TOTAL COMMON STOCKS (Cost: $381,677,298)		420,278,987
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	3,286	126,577
WisdomTree Japan SmallCap Dividend Fund(c)	2,317	105,609

TOTAL EXCHANGE-TRADED FUNDS (Cost: $197,706)		232,186

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2012

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.7%
MONEY MARKET FUND – 12.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d) (Cost: $53,904,019)(e)	53,904,019	$53,904,019
TOTAL INVESTMENTS IN SECURITIES – 111.8% (Cost: $435,779,023)		474,415,192
Liabilities in Excess of Foreign Currency and Other Assets – (11.8)%		(50,150,849)

NET ASSETS – 100.0%		$424,264,343

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(e)	At March 31, 2012, the total market value of the Fund’s securities on loan was $49,974,592 and the total market value of the collateral held by the Fund was $53,904,019.

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.5%
Argentina – 1.6%
Banco Macro S.A. ADR	310,057	$6,080,218
BBVA Banco Frances S.A. ADR	1,238,716	7,469,457
IRSA Inversiones y Representaciones S.A. ADR	205,974	2,082,397
Telecom Argentina S.A. ADR	219,593	3,891,188
YPF S.A. ADR	1,325,439	37,655,722

Total Argentina		57,178,982
Brazil – 21.1%
AES Tiete S.A.	1,185,492	16,154,871
Banco do Brasil S.A.	6,718,632	95,496,425
Banco Santander Brasil S.A.	9,663,700	88,993,126
BM&F Bovespa S.A.	4,997,100	30,651,510
CCR S.A.	4,420,700	35,791,119
Cia de Bebidas das Americas	3,612,400	124,749,877
Cia de Saneamento de Minas Gerais-COPASA	459,000	10,813,912
Cia Energetica de Minas Gerais	1,137,505	23,295,065
Cia Siderurgica Nacional S.A.	3,947,000	37,126,854
Cielo S.A.	2,076,766	70,136,246
CPFL Energia S.A.	2,905,180	43,666,083
EDP – Energias do Brasil S.A.	436,700	9,900,736
Equatorial Energia S.A.	1,273,000	9,420,325
Eternit S.A.	242,200	1,218,767
Helbor Empreendimentos S.A.	325,744	4,892,499
JHSF Participacoes S.A.	2,739,683	8,980,598
Light S.A.	1,275,939	17,939,941
Natura Cosmeticos S.A.	678,500	14,672,381
Paranapanema S.A.	1,933,082	3,380,218
Redecard S.A.	2,920,000	56,741,764
Souza Cruz S.A.	3,785,100	57,680,085
Sul America S.A.	630,717	5,846,311

Total Brazil		767,548,713
Chile – 5.2%
AES Gener S.A.	18,699,926	11,475,851
Aguas Andinas S.A. Class A	15,341,615	9,176,998
Banco de Chile	225,458,682	35,628,153
Banco Santander Chile	446,252,505	37,060,487
Cia General de Electricidad S.A.	608,796	3,190,333
Corpbanca	821,621,668	11,081,752
Empresa Nacional de Electricidad S.A.	14,216,508	25,614,178
Enersis S.A.	60,075,430	24,380,914
ENTEL Chile S.A.	824,944	16,686,801
Inversiones Aguas Metropolitanas S.A.	2,444,319	4,131,032
Quinenco S.A.	3,397,986	10,705,239

Total Chile		189,131,738
China – 2.8%
Bank of China Ltd. Class H	184,624,000	74,429,820
Beijing Capital Land Ltd. Class H	5,916,000	1,668,732
Great Wall Technology Co., Ltd. Class H	970,000	224,884
Guangzhou R&F Properties Co., Ltd. Class H(a)	7,405,200	8,822,527

Huaneng Power International, Inc. Class H(a)	17,502,000	$9,512,937
Jiangsu Expressway Co., Ltd. Class H	1,265,646	1,224,240
Weiqiao Textile Co., Ltd. Class H	3,057,500	1,575,219
Xiamen International Port Co., Ltd. Class H	3,630,000	481,569
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	9,509,000	2,669,966
Zhejiang Expressway Co., Ltd. Class H	4,172,724	3,117,182

Total China		103,727,076
Czech Republic – 3.3%
CEZ AS(a)	1,460,486	62,483,488
Komercni Banka AS(a)	97,004	19,235,420
Telefonica Czech Republic AS(a)	1,777,258	37,137,104

Total Czech Republic		118,856,012
Hungary – 0.3%
Magyar Telekom Telecommunications PLC	4,749,496	12,394,835
Indonesia – 1.8%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	48,078,494	5,836,300
Perusahaan Gas Negara Persero Tbk PT	46,131,000	19,170,801
Telekomunikasi Indonesia Persero Tbk PT	32,800,500	25,109,744
Vale Indonesia Tbk PT	42,341,000	15,627,830

Total Indonesia		65,744,675
Israel – 3.3%
Amot Investments Ltd.	1,823,239	4,758,713
Bank Leumi Le-Israel BM	4,697,394	14,796,538
Bezeq The Israeli Telecommunication Corp., Ltd.	15,724,090	25,825,164
British Israel Investments Ltd.	1,294,879	4,843,573
Cellcom Israel Ltd.	870,707	11,031,773
Clal Industries and Investments Ltd.	522,235	1,928,101
Clal Insurance Enterprise Holdings, Ltd.	176,601	2,609,961
Delek Automotive Systems Ltd.	13,158	106,705
Delek Group Ltd.	41,326	8,086,878
Discount Investment Corp.	792,531	4,340,967
First International Bank of Israel Ltd.*	811,628	8,777,315
Harel Insurance Investments & Financial Services Ltd.	129,965	4,475,871
Ituran Location and Control Ltd.	12,765	171,577
Jerusalem Economy Ltd.*	891,962	6,215,830
Mizrahi Tefahot Bank Ltd.	625,214	5,635,019
Osem Investments Ltd.	118,413	1,823,458
Partner Communications Co., Ltd.	585,600	4,518,343
Phoenix Holdings Ltd. (The)	1,085,442	2,617,297
Shikun & Binui Ltd.	1,111,378	1,928,726
Shufersal Ltd.	1,841,616	6,704,913

Total Israel		121,196,722
Malaysia – 9.1%
Batu Kawan Bhd	440,100	2,683,554
Berjaya Sports Toto Bhd	2,542,000	3,626,094
Boustead Holdings Bhd	3,655,097	6,478,595
British American Tobacco Malaysia Bhd	603,150	11,147,496
DiGi.Com Bhd	28,683,200	38,013,316

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2012

Investments	Shares	Value

Lafarge Malayan Cement Bhd	2,844,627	$6,685,593
Malayan Banking Bhd	29,104,600	84,268,909
Maxis Bhd	18,743,800	37,261,218
MISC Bhd	12,336,717	21,665,264
OSK Holdings Bhd	1,660,200	921,280
Petronas Dagangan Bhd	2,485,600	15,367,150
Petronas Gas Bhd	5,612,372	30,851,100
Pharmaniaga Bhd†*	33,599	55,605
Public Bank Bhd	8,015,376	35,687,850
Sunway Bhd*	1,373,630	1,179,255
Telekom Malaysia Bhd	13,355,355	23,192,587
UMW Holdings Bhd	3,337,800	7,953,628
YTL Power International Bhd	10,097,237	6,097,564

Total Malaysia		333,136,058
Mexico – 2.1%
Bolsa Mexicana de Valores S.A.B de C.V.	1,327,500	2,681,839
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	812,237	1,647,870
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	1,720,600	6,351,600
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	1,027,616	7,037,411
Industrias Penoles S.A.B de C.V.	861,895	41,741,406
Kimberly-Clark de Mexico S.A.B de C.V. Class A	7,064,414	15,666,836

Total Mexico		75,126,962
Philippines – 2.4%
Aboitiz Equity Ventures, Inc.	15,445,600	18,023,164
Aboitiz Power Corp.	16,945,000	13,379,189
Globe Telecom, Inc.	661,345	17,467,456
Philippine Long Distance Telephone Co.	463,675	29,158,554
Semirara Mining Corp.	1,443,830	8,232,202

Total Philippines		86,260,565
Poland – 2.4%
Bank Handlowy w Warszawie S.A.	161,431	3,964,863
Bank Pekao S.A.	492,449	24,474,027
Powszechna Kasa Oszczednosci Bank Polski S.A.	2,534,110	27,300,916
Telekomunikacja Polska S.A.	5,787,123	31,711,534

Total Poland		87,451,340
Russia – 1.5%
Mobile Telesystems OJSC ADR	2,899,769	53,181,764
South Africa – 9.4%
African Bank Investments Ltd.	3,203,501	16,638,311
Allied Technologies Ltd.	265,289	1,849,354
Astral Foods Ltd.	187,145	3,048,143
Aveng Ltd.	564,405	2,874,773
AVI Ltd.	742,705	4,489,395
City Lodge Hotels Ltd.	411,345	4,247,688
Coronation Fund Managers Ltd.	985,341	3,659,136
FirstRand Ltd.	13,004,335	40,159,063
Grindrod Ltd.	567,388	1,115,621

Group Five Ltd.	1,535,292	$5,843,454
Imperial Holdings Ltd.	765,041	15,451,245
Kumba Iron Ore Ltd.(a)	1,200,150	82,263,964
Lewis Group Ltd.	571,472	5,674,100
Life Healthcare Group Holdings Ltd.	1,632,186	5,316,879
MMI Holdings Ltd.(a)	3,179,801	7,337,795
Pick’n Pay Holdings Ltd.	356,336	877,543
Pick’n Pay Stores Ltd.	1,356,704	7,689,913
Pretoria Portland Cement Co., Ltd.(a)	1,011,025	4,320,986
Raubex Group Ltd.(a)	126,336	214,002
Reunert Ltd.	485,001	4,423,721
Sanlam Ltd.	4,498,976	19,450,785
Santam Ltd.	316,532	6,640,344
Spar Group Ltd. (The)	386,559	5,830,206
Standard Bank Group Ltd.	2,779,475	40,331,008
Vodacom Group Ltd.	2,969,835	41,851,008
Woolworths Holdings Ltd.	1,634,083	10,252,210

Total South Africa		341,850,647
South Korea – 3.8%
Bukwang Pharmaceutical Co., Ltd.	280,958	3,310,348
Daishin Securities Co., Ltd.*	873,950	8,561,710
Hansol Paper Co., Ltd.	805,900	5,775,480
Hite Jinro Co., Ltd.	83,760	1,903,552
Kangwon Land, Inc.	633,040	14,051,415
Korea Exchange Bank	3,508,540	26,816,077
KT Corp. ADR	1,228,982	16,824,764
KT&G Corp.	303,130	21,509,776
LG Uplus Corp.	1,003,120	6,020,225
Meritz Fire & Marine Insurance Co., Ltd.*	684,780	7,796,357
SK Telecom Co., Ltd. ADR	1,706,282	23,734,383
SK Telecom Co., Ltd.	17,716	2,181,176
Woongjin Thinkbig Co., Ltd.	7,420	83,496

Total South Korea		138,568,759
Taiwan – 21.3%
Ability Enterprise Co., Ltd.	2,089,000	2,087,974
AcBel Polytech, Inc.	1,163,416	677,997
Accton Technology Corp.	1,134,989	686,427
Acer, Inc.	9,450,000	12,535,110
Advantech Co., Ltd.	1,384,160	4,807,007
Alpha Networks, Inc.	3,467,000	2,948,439
Altek Corp.	1,153,312	1,062,870
AmTRAN Technology Co., Ltd.	4,263,306	3,358,412
Asia Cement Corp.	10,023,804	12,209,448
Asia Vital Components Co., Ltd.	1,350,206	914,944
ASROCK, Inc.	603,660	2,454,360
Asustek Computer, Inc.	1,894,120	17,872,992
AV Tech Corp.	513,000	1,746,819
Avermedia Technologies, Inc.	187,460	176,570
Chang Wah Electromaterials, Inc.	190,695	567,927
Chicony Electronics Co., Ltd.	2,668,510	5,243,984
China Development Financial Holding Corp.	39,683,501	12,100,883
China Synthetic Rubber Corp.	5,076,000	5,004,713
Chinese Maritime Transport Ltd.	458,000	682,783

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2012

Investments	Shares	Value

Chung Hsin Electric & Machinery Manufacturing Corp.	1,257,000	$721,888
Chunghwa Telecom Co., Ltd.	21,107,248	65,006,991
Compal Electronics, Inc.	12,014,000	13,514,198
Coxon Precise Industrial Co., Ltd.	715,686	1,105,737
CTCI Corp.	2,478,992	4,103,026
Cyberlink Corp.	98,433	305,493
CyberTAN Technology, Inc.	1,858,000	1,850,792
Delta Electronics, Inc.	4,344,000	12,731,234
Depo Auto Parts Industries Co., Ltd.	1,885,163	3,992,027
D-Link Corp.	1,784,000	1,326,765
Eternal Chemical Co., Ltd.	2,298,775	2,001,678
Everlight Electronics Co., Ltd.	756,000	1,588,101
Far EasTone Telecommunications Co., Ltd.	12,484,595	25,591,421
Faraday Technology Corp.	169,134	268,189
Farglory Land Development Co., Ltd.	2,354,000	4,737,590
Feng Hsin Iron & Steel Co.	1,347,922	2,370,264
Formosa Chemicals & Fibre Corp.	10,129,000	29,582,741
Formosa Petrochemical Corp.	15,741,000	49,066,459
Formosa Plastics Corp.	9,152,000	26,946,376
Formosan Rubber Group, Inc.	3,225,000	2,261,854
FSP Technology, Inc.	143,897	135,050
Fubon Financial Holding Co., Ltd.	16,953,798	19,099,554
Gemtek Technology Corp.	168,993	150,874
Getac Technology Corp.	2,407,000	2,267,177
Giant Manufacturing Co., Ltd.	184,000	807,332
Gigabyte Technology Co., Ltd.	848,000	712,545
Global Mixed Mode Technology, Inc.	120,000	461,468
Grape King Industrial Co.	975,803	1,582,008
Greatek Electronics, Inc.	609,700	515,408
Holtek Semiconductor, Inc.	798,454	959,027
Holy Stone Enterprise Co., Ltd.	1,117,000	1,105,097
Huaku Development Co., Ltd.	1,846,601	4,686,185
Hung Poo Real Estate Development Corp.	1,128,790	1,200,901
Infortrend Technology, Inc.	1,758,000	1,536,750
Inventec Corp.	13,672,210	5,998,920
I-Sheng Electric Wire & Cable Co., Ltd.	1,356,000	2,228,261
ITE Technology, Inc.	467,000	439,872
Kindom Construction Co., Ltd.	2,393,000	1,654,007
LCY Chemical Corp.	779,386	1,241,124
Lealea Enterprise Co., Ltd.	1,880,000	796,219
LITE-ON IT Corp.	703,000	741,956
Lite-On Technology Corp.	5,819,352	7,038,942
Macronix International	14,871,000	5,542,394
Makalot Industrial Co., Ltd.	150,000	446,730
MediaTek, Inc.	4,421,000	42,315,896
Mega Financial Holding Co., Ltd.	19,558,540	13,816,787
Merida Industry Co., Ltd.	1,140,646	3,663,733
Merry Electronics Co., Ltd.	468,000	778,560
Nan Ya Printed Circuit Board Corp.	1,908,046	4,176,245
Neo Solar Power Corp.	1,895,678	1,483,683
Novatek Microelectronics Corp.	1,765,415	5,377,384
Oriental Union Chemical Corp.	1,859,155	2,403,116
Pou Chen Corp.	16,406,000	14,257,870

President Securities Corp.	2,726,360	$1,473,359
Quanta Computer, Inc.	12,227,990	32,025,737
Realtek Semiconductor Corp.	1,127,430	2,058,936
Shih Wei Navigation Co., Ltd.	1,746,127	1,650,610
Shin Zu Shing Co., Ltd.	1,874,000	4,990,645
Silicon Integrated Systems Corp.	1,354,359	536,889
Siliconware Precision Industries Co.	9,470,000	11,486,761
Silitech Technology Corp.	2,432,940	5,588,891
Sincere Navigation Corp.	636,000	630,300
Sonix Technology Co., Ltd.	470,011	777,128
Syncmold Enterprise Corp.	551,000	769,154
Taiwan Cement Corp.	8,747,364	10,239,761
Taiwan Cogeneration Corp.	2,640,510	2,191,889
Taiwan Mobile Co., Ltd.	11,424,000	34,797,052
Taiwan Navigation Co., Ltd.	672,000	743,391
Taiwan Secom Co., Ltd.	1,492,635	3,095,064
Taiwan Semiconductor Manufacturing Co., Ltd.	51,904,000	149,304,566
Ton Yi Industrial Corp.	7,570,767	4,001,557
Transcend Information, Inc.	215,000	620,644
Tsann Kuen Enterprise Co., Ltd.	558,257	1,333,484
TSRC Corp.	2,397,644	6,133,328
U-Ming Marine Transport Corp.	3,292,000	5,677,304
Wistron Corp.	4,895,484	7,381,085
Young Fast Optoelectronics Co., Ltd.	771,241	1,897,105
Zinwell Corp.	132,000	159,664

Total Taiwan		775,397,862
Thailand – 4.2%
Advanced Info Service PCL	11,508,090	68,638,203
Bangchak Petroleum PCL	7,428,303	5,706,670
Bangkok Expressway PCL	877,700	614,532
BEC World PCL	4,374,569	7,231,864
Delta Electronics Thailand PCL	3,074,563	2,591,204
Dynasty Ceramic PCL	547,826	1,158,692
Electricity Generating PCL	418,700	1,262,207
Glow Energy PCL	4,145,000	8,263,128
Hana Microelectronics PCL	2,271,815	1,612,731
Kiatnakin Bank PCL	998,478	1,197,526
Land and Houses PCL NVDR	32,875,247	7,352,973
LPN Development PCL	2,168,800	1,089,673
LPN Development PCL NVDR	302,078	151,773
Major Cineplex Group PCL	1,953,100	1,139,572
Maybank Kim Eng Securities Thailand PCL	7,340,814	3,616,868
MCOT PCL	1,889,100	1,745,198
Precious Shipping PCL	1,251,500	645,019
Quality Houses PCL	31,486,500	1,837,138
Ratchaburi Electricity Generating Holding PCL	4,642,296	6,207,284
STP & I PCL	4,688,781	4,749,576
Supalai PCL	9,126,508	4,615,025
Thai Plastic & Chemical PCL	3,433,700	3,283,441
Thai Tap Water Supply PCL	7,990,355	1,554,040
Thai Vegetable Oil PCL	2,066,742	1,339,865
Thanachart Capital PCL	1,970,474	2,139,737

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2012

Investments	Shares	Value

Tisco Financial Group PCL	172,317	$231,804
Tisco Financial Group PCL-Foreign	285,482	384,036
Total Access Communication PCL	2,564,600	6,816,765
Total Access Communication PCL NVDR	2,977,990	7,915,565

Total Thailand		155,092,109
Turkey – 3.9%
Arcelik A.S.*	1,815,618	8,106,074
Bagfas Bandirma Gubre Fabrik	16,341	1,603,946
Cimsa Cimento Sanayi VE Tica	11,934	60,242
Eregli Demir ve Celik Fabrikalari TAS(a)	10,108,593	19,900,814
Ford Otomotiv Sanayi A.S.	1,828,959	17,234,007
Hurriyet Gazetecilik A.S.*	3,156,669	2,089,219
Pinar SUT Mamulleri Sanayii A.S.	116,546	1,215,859
Tofas Turk Otomobil Fabrikasi A.S.(a)	1,037,866	4,435,773
Tupras Turkiye Petrol Rafinerileri A.S.	788,914	20,133,259
Turk Telekomunikasyon A.S.	15,100,418	65,554,566
Turk Traktor ve Ziraat Makineleri A.S.(a)	49,676	1,014,194

Total Turkey		141,347,953
TOTAL COMMON STOCKS (Cost: $3,428,291,726)		3,623,192,772
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global Equity Income Fund(b) (Cost: $2,163,775)	51,250	2,136,100
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,678,631)	1,678,631	1,678,631
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
MONEY MARKET FUND – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $90,237,031)(d)	90,237,031	90,237,031
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $3,522,371,163)		3,717,244,534
Liabilities in Excess of Foreign Currency and Other Assets – (2.1)%		(76,353,761)

NET ASSETS – 100.0%		$3,640,890,773

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $55,605, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $84,663,628 and the total market value of the collateral held by the Fund was $90,237,031.

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 98.8%
Argentina – 1.7%
Banco Macro S.A. ADR	282,849	$5,546,669
BBVA Banco Frances S.A. ADR	1,017,966	6,138,335
Telecom Argentina S.A. ADR	324,983	5,758,699

Total Argentina		17,443,703
Brazil – 6.2%
Aliansce Shopping Centers S.A.	284,657	2,702,549
BR Properties S.A.	216,813	2,771,517
Brookfield Incorporacoes S.A.	950,772	3,048,850
Cia de Saneamento de Minas Gerais-COPASA*	445,987	10,507,330
Equatorial Energia S.A.	580,123	4,292,967
Estacio Participacoes S.A.	167,435	1,817,252
Eternit S.A.	86,660	436,079
Even Construtora e Incorporadora S.A.	604,843	2,304,259
Fleury S.A.*	71,104	940,882
Gafisa S.A.	1,010,600	2,393,133
Helbor Empreendimentos S.A.	41,171	618,366
Iochpe-Maxion S.A.	144,848	2,858,372
JHSF Participacoes S.A.	2,077,321	6,809,395
JSL S.A.	102,011	610,623
Lojas Americanas S.A.	273,529	2,404,980
LPS Brasil Consultoria de Imoveis S.A.	57,882	1,189,178
Mills Estruturas e Servicos de Engenharia S.A.	17,995	228,846
Paranapanema S.A.	887,362	1,551,655
Positivo Informatica S.A.	123,300	479,872
Raia Drogasil S.A.	335,659	3,225,403
Rossi Residencial S.A.	501,276	2,670,834
Santos Brasil Participacoes S.A.	123,893	2,167,771
Sao Martinho S.A.	63,782	814,625
SLC Agricola S.A.	116,853	1,245,202
Tegma Gestao Logistica	145,960	2,440,267
TPI – Triunfo Participacoes e Investimentos S.A.	36,338	177,278
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	210,929	3,174,977

Total Brazil		63,882,462
Chile – 3.2%
Cia General de Electricidad S.A.	245,179	1,284,835
Cia Sud Americana de Vapores S.A.	5,483,825	719,082
Empresas Iansa S.A.	9,977,214	827,773
Empresas La Polar S.A.	1,075,014	700,042
Forus S.A.	359,407	1,398,164
Inversiones Aguas Metropolitanas S.A.	3,553,728	6,005,993
Norte Grande S.A.	228,727,102	3,022,206
Parque Arauco S.A.	2,296,454	4,657,358
Sigdo Koppers S.A.	1,694,469	3,905,106
Socovesa S.A.	1,770,976	950,519
Sonda S.A.	1,594,892	4,753,801
Vina Concha y Toro S.A.	1,790,033	4,107,010

Total Chile		32,331,889

China – 4.2%
Anhui Expressway Co. Class H*	2,940,721	$1,621,108
BBMG Corp. Class H	456,540	383,978
Beijing Capital Land Ltd. Class H	5,714,948	1,612,022
China Railway Construction Corp., Ltd. Class H	4,765,500	2,964,627
China Railway Group Ltd. Class H(a)	5,641,000	1,809,131
Chongqing Machinery & Electric Co., Ltd. Class H	3,767,305	703,580
CSR Corp., Ltd. Class H	1,108,352	756,603
Datang International Power Generation Co., Ltd. Class H	8,806,000	3,107,733
Dongfang Electric Corp., Ltd. Class H(a)	259,800	629,757
Great Wall Technology Co., Ltd. Class H	1,164,000	269,861
Guangshen Railway Co., Ltd. Class H(a)	9,527,964	3,706,138
Harbin Electric Co., Ltd. Class H	442,174	463,588
Huaneng Power International, Inc. Class H	7,644,000	4,154,776
Jiangsu Expressway Co., Ltd. Class H	2,469,062	2,388,286
Lingbao Gold Co., Ltd. Class H	566,000	274,835
Maanshan Iron & Steel Class H(a)	513,917	149,595
Metallurgical Corp. of China Ltd. Class H	9,408,000	2,108,439
Shandong Chenming Paper Holdings Ltd. Class H	601,500	283,551
Shanghai Electric Group Co., Ltd. Class H	7,490,000	3,810,600
Shanghai Prime Machinery Co., Ltd. Class H	9,482,000	1,563,235
Shenzhen Expressway Co., Ltd. Class H	1,621,970	668,509
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,674,941	1,691,987
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H	2,826,000	698,856
Sinotrans Ltd. Class H	914,000	170,698
Tong Ren Tang Technologies Co., Ltd. Class H	406,944	539,866
Travelsky Technology Ltd. Class H	2,123,204	1,113,014
Weichai Power Co., Ltd. Class H(a)	185,798	867,488
Weiqiao Textile Co., Ltd. Class H	3,829,500	1,972,952
Xiamen International Port Co., Ltd. Class H	7,860,000	1,042,736
Xinjiang Xinxin Mining Industry Co., Ltd. Class H(a)	696,054	195,440
ZTE Corp. Class H(a)	411,684	1,108,217

Total China		42,831,206
Indonesia – 2.0%
AKR Corporindo Tbk PT	5,764,841	2,710,938
Aneka Tambang Persero Tbk PT	8,096,825	1,593,863
Bakrie Sumatera Plantations Tbk PT	12,793,500	412,739
Bank Bukopin Tbk PT	23,843,347	1,720,977
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,576,584	1,890,858
Bank Tabungan Negara Persero Tbk PT	5,490,935	720,595
Bumi Serpong Damai PT	2,230,500	314,670
Global Mediacom Tbk PT	7,684,438	1,344,609
Holcim Indonesia Tbk PT	3,210,479	904,088
Medco Energi Internasional Tbk PT	2,999,000	705,145
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,254,010	2,280,761

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2012

Investments	Shares	Value

Sampoerna Agro PT	3,644,181	$1,424,754
Summarecon Agung Tbk PT	13,831,022	2,374,749
Timah Persero Tbk PT	10,052,662	2,044,833

Total Indonesia		20,443,579
Israel – 6.9%
Amot Investments Ltd.	464,267	1,211,752
British Israel Investments Ltd.	450,032	1,683,372
Clal Industries and Investments Ltd.	1,056,914	3,902,145
Clal Insurance Enterprise Holdings, Ltd.	35,634	526,630
Delek Automotive Systems Ltd.	571,404	4,633,797
Discount Investment Corp.	711,556	3,897,439
Elbit Systems Ltd.	65,551	2,543,902
First International Bank of Israel Ltd.*	273,150	2,953,968
Gazit-Globe Ltd.	561,826	5,759,171
Harel Insurance Investments & Financial Services Ltd.	4,885	168,235
Ituran Location and Control Ltd.	47,127	633,444
Jerusalem Economy Ltd.*	175,158	1,220,626
Migdal Insurance & Financial Holding Ltd.	3,074,139	4,733,909
Mizrahi Tefahot Bank Ltd.	734,047	6,615,925
Ormat Industries Ltd.	491,502	2,544,994
Osem Investments Ltd.	222,358	3,424,121
Partner Communications Co., Ltd.	1,093,419	8,436,547
Phoenix Holdings Ltd. (The)	718,800	1,733,223
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	27,465	948,091
Shikun & Binui Ltd.	2,464,841	4,277,576
Shufersal Ltd.	1,353,268	4,926,946
Strauss Group Ltd.*	341,098	4,156,097

Total Israel		70,931,910
Malaysia – 7.7%
Aeon Co. M Bhd	859,613	2,665,684
Affin Holdings Bhd	1,645,200	1,627,209
Alliance Financial Group Bhd	4,652,332	5,907,482
Batu Kawan Bhd	223,800	1,364,643
Berjaya Corp. Bhd	780,000	241,880
Berjaya Sports Toto Bhd	3,994,538	5,698,100
Boustead Holdings Bhd	3,128,830	5,545,796
Coastal Contracts Bhd	302,849	196,726
Dayang Enterprise Holdings Bhd	314,206	210,257
Dialog Group Bhd	2,986,181	2,115,232
DRB-Hicom Bhd	2,118,000	1,742,242
Eastern & Oriental Bhd	1,345,100	658,609
Fraser & Neave Holdings Bhd	78,300	482,554
Gamuda Bhd	3,293,683	3,913,500
Genting Plantations Bhd	569,300	1,763,557
HAP Seng Consolidated Bhd	1,681,419	927,566
Hartalega Holdings Bhd	316,596	821,589
IGB Corp. Bhd	4,163,371	3,764,497
IJM Land Bhd	1,709,954	1,216,811
KFC Holdings Malaysia Bhd	1,440,800	1,768,372
KNM Group Bhd*	1,117,500	304,590
KPJ Healthcare Bhd	1,255,829	2,111,154

Kulim Malaysia Bhd	2,527,839	$3,449,116
Lafarge Malayan Cement Bhd	2,220,100	5,217,797
Mah Sing Group Bhd	1,796,365	1,213,800
Malaysia Airports Holdings Bhd	1,688,100	3,223,563
Media Prima Bhd	1,585,600	1,387,109
Mudajaya Group Bhd	735,079	686,250
OSK Holdings Bhd	2,906,700	1,612,988
Parkson Holdings Bhd	2,460,178	4,312,439
Pharmaniaga Bhd*†	44,559	73,744
POS Malaysia Bhd	1,874,500	1,670,437
QSR Brands Bhd	454,394	949,281
SapuraCrest Petroleum Bhd	1,507,640	2,401,594
Sunway Bhd*	2,366,707	2,031,807
Supermax Corp. Bhd	2,024,682	1,242,501
TAN Chong Motor Holdings Bhd	316,900	464,462
Top Glove Corp. Bhd	444,500	652,930
Unisem M Bhd	1,897,300	910,407
Wah Seong Corp. Bhd	1,156,151	781,209
WCT Bhd	1,543,400	1,229,279

Total Malaysia		78,558,763
Mexico – 1.9%
Alsea S.A.B de C.V.	840,415	1,200,546
Bolsa Mexicana de Valores S.A.B de C.V.	1,688,561	3,411,261
Grupo Aeroportuario del Centro Norte S.A.B de C.V.(a)	1,261,888	2,560,124
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	985,874	3,639,357
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	858,432	5,878,790
Grupo Herdez S.A.B de C.V.(a)	655,263	1,355,487
TV Azteca S.A.B de C.V.	1,802,500	1,129,860

Total Mexico		19,175,425
Philippines – 3.2%
Alliance Global Group, Inc.	1,370,543	402,209
Cebu Air, Inc.	1,597,312	2,496,323
First Philippine Holdings Corp.	1,079,200	1,630,048
International Container Terminal Services, Inc.	806,928	1,231,019
Jollibee Foods Corp.	754,683	2,056,549
Manila Water Co., Inc.	7,801,527	4,215,568
Megaworld Corp.	13,110,000	598,477
Metro Pacific Investments Corp.	19,003,667	1,832,425
Philex Mining Corp.	1,759,217	866,599
Philweb Corp.	2,081,453	808,633
Robinsons Land Corp.	5,348,800	2,055,554
Security Bank Corp.	661,847	2,204,358
Semirara Mining Corp.	664,450	3,788,456
Universal Robina Corp.	4,481,713	6,576,172
Vista Land & Lifescapes, Inc.	28,210,797	2,529,674

Total Philippines		33,292,064
Poland – 0.4%
Agora S.A.	72,596	295,616
Asseco Poland S.A.	100,614	1,608,185

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2012

Investments	Shares	Value

Eurocash S.A.	85,455	$958,999
PBG S.A.	19,985	250,037
Polimex-Mostostal S.A.	1,448,683	636,365

Total Poland		3,749,202
Russia – 0.1%
Novorossiysk Commercial Sea Port PJSC, Reg S GDR(a)	103,946	785,832
South Africa – 10.5%
Adcock Ingram Holdings Ltd.*	201,014	1,537,487
Aeci Ltd.	313,801	3,843,521
African Oxygen Ltd.(a)	169,481	417,378
Allied Technologies Ltd.	233,228	1,625,854
Astral Foods Ltd.	177,232	2,886,684
Aveng Ltd.	1,167,897	5,948,635
AVI Ltd.	959,106	5,797,464
Barloworld Ltd.	301,286	3,924,996
Blue Label Telecoms Ltd.	3,401,459	3,044,872
Capitec Bank Holdings Ltd.	24,023	641,694
Cipla Medpro South Africa Ltd.	1,533,331	1,318,642
City Lodge Hotels Ltd.	105,142	1,085,732
Coronation Fund Managers Ltd.	1,645,234	6,109,696
Grindrod Ltd.	616,762	1,212,702
Group Five Ltd.	187,394	713,238
Investec Ltd.	743,523	4,568,938
JD Group Ltd.	195,231	1,259,218
JSE Ltd.	345,835	3,577,969
Lewis Group Ltd.	370,223	3,675,915
Life Healthcare Group Holdings Ltd.(a)	2,794,247	9,102,315
Mondi Ltd.	271,634	2,548,377
Mr. Price Group Ltd.	487,253	5,989,595
Nampak Ltd.	1,015,496	3,069,823
Northam Platinum Ltd.	33,822	150,368
Pick’n Pay Holdings Ltd.	543,992	1,339,681
Pretoria Portland Cement Co., Ltd.	2,716,510	11,610,000
Reunert Ltd.	813,969	7,424,257
Santam Ltd.	240,639	5,048,228
Spar Group Ltd. (The)	389,579	5,875,754
Sun International Ltd.	48,689	529,742
Tongaat Hulett Ltd.	40,409	547,541
Wilson Bayly Holmes-Ovcon Ltd.	54,625	925,299

Total South Africa		107,351,615
South Korea – 8.8%
AUK Corp.*	228,560	641,473
Bukwang Pharmaceutical Co., Ltd.	116,645	1,374,353
Capro Corp.	18,350	399,212
Cheil Worldwide, Inc.	199,681	3,189,821
Chong Kun Dang Pharm Corp.	24,115	393,740
CJ Corp.	24,892	1,871,761
CJ O Shopping Co., Ltd.	1,112	255,170
Daeduck Electronics Co.	132,567	1,310,402
Daewoong Pharmaceutical Co., Ltd.	345	8,160
Daishin Securities Co., Ltd.*	328,559	3,218,750
Daou Technology, Inc.	100,940	1,171,494

Daum Communications Corp.	2,828	$297,264
Dongkuk Steel Mill Co., Ltd.	108,681	2,076,646
Green Cross Corp.	7,336	819,032
Green Cross Holdings Corp.	50,812	582,989
GS Home Shopping, Inc.	1,850	183,522
Halla Climate Control Corp.	197,700	3,847,390
Halla Engineering & Construction Corp.	20,929	242,899
Hana Tour Service, Inc.	11,023	437,301
Handsome Co., Ltd.	64,938	1,908,508
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,112	15,415
Hanjin Shipping Co., Ltd.*	145,180	2,011,673
Hanjin Shipping Holdings Co., Ltd.*	81,700	575,408
Hansol Paper Co., Ltd.	264,350	1,894,464
Hanssem Co., Ltd.	64,888	1,268,496
Hite Jinro Co., Ltd.	17,103	388,687
Hotel Shilla Co., Ltd.	48,708	2,074,190
Huchems Fine Chemical Corp.	71,061	1,335,863
Hyosung Corp.	24,396	1,291,876
Hyundai Development Co.	46,288	1,015,186
Hyundai Elevator Co., Ltd.	2,830	288,482
Hyundai Home Shopping Network Corp.	4,380	518,000
Hyundai Marine & Fire Insurance Co., Ltd.*	113,593	3,268,286
iMarketKorea, Inc.	60,028	1,033,093
ISU Chemical Co., Ltd.	30,298	739,367
Jeonbuk Bank	184,739	829,903
KEPCO Engineering & Construction Co., Inc.	40,761	2,939,123
KISCO Corp.	5,730	138,566
Kolon Corp.	22,970	525,063
Kolon Industries, Inc.	11,858	783,870
Korea Gas Corp.	56,828	2,164,184
Korea Investment Holdings Co., Ltd.*	50,520	2,008,672
Korean Reinsurance Co.*	202,555	2,440,206
KP Chemical Corp.	104,303	1,422,251
LG Fashion Corp.	41,271	1,455,167
LG Innotek Co., Ltd.*	14,338	1,247,718
LG International Corp.	43,075	1,954,067
LIG Insurance Co., Ltd.*	121,752	2,804,578
Lock & Lock Co., Ltd.	24,341	719,671
LS Industrial Systems Co., Ltd.	15,002	869,892
Meritz Fire & Marine Insurance Co., Ltd.*	192,680	2,193,700
Mirae Asset Securities Co., Ltd.*	81,785	2,861,988
OCI Materials Co., Ltd.	3,878	235,476
Orion Corp.	1,085	762,244
Partron Co., Ltd.	64,846	755,454
Poongsan Corp.	35,698	949,909
S&T Dynamics Co., Ltd.	16,950	230,378
S1 Corp.	45,376	2,114,516
Samsung Fine Chemicals Co., Ltd.	23,204	1,116,118
Samyang Holdings Corp.	6,252	409,425
Seoul Semiconductor Co., Ltd.	61,057	1,279,823
Silicon Works Co., Ltd.	29,766	891,890
SK Chemicals Co., Ltd.	19,224	1,085,862
SK Networks Co., Ltd.	183,044	1,688,195

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2012

Investments	Shares	Value

SKC Co., Ltd.	36,333	$1,494,301
STX Corp. Co., Ltd.	13,960	168,794
STX Engine Co., Ltd.	26,186	394,044
STX Offshore & Shipbuilding Co., Ltd.	69,288	871,413
STX Pan Ocean Co., Ltd.	40,420	281,465
Sungwoo Hitech Co., Ltd.	75,929	847,714
Taeyoung Engineering & Construction Co., Ltd.	86,474	431,206
Tong Yang Life Insurance*	118,126	1,496,058
Woongjin Thinkbig Co., Ltd.	27,950	314,516
Woori Investment & Securities Co., Ltd.*	163,257	1,880,326
Youngone Corp.	65,598	1,250,533

Total South Korea		90,256,652
Taiwan – 26.0%
Ability Enterprise Co., Ltd.	3,829,162	3,827,281
AcBel Polytech, Inc.	396,119	230,844
Accton Technology Corp.	2,096,228	1,267,772
ACES Electronic Co., Ltd.	157,677	306,117
Advantech Co., Ltd.	1,431,620	4,971,829
ALI Corp.	1,162,000	1,881,909
Alpha Networks, Inc.	2,983,606	2,537,346
Altek Corp.	965,071	889,391
AmTRAN Technology Co., Ltd.	4,232,965	3,334,511
Apex Biotechnology Corp.	368,194	986,774
Asia Vital Components Co., Ltd.	1,492,420	1,011,313
ASROCK, Inc.	596,146	2,423,809
Aurora Corp.	829,000	1,466,188
AV Tech Corp.	383,036	1,304,278
Avermedia Technologies, Inc.	64,021	60,302
BES Engineering Corp.	806,987	229,673
Bright Led Electronics Corp.	578,000	464,131
Capital Securities Corp.	692,550	268,671
Cathay Real Estate Development Co., Ltd.	4,791,000	2,223,880
Champion Building Materials Co., Ltd.	420,102	214,930
Chang Wah Electromaterials, Inc.	120,609	359,197
Cheng Uei Precision Industry Co., Ltd.	1,122,242	2,684,453
Chicony Electronics Co., Ltd.	1,219,401	2,396,289
China Chemical & Pharmaceutical Co., Ltd.	1,082,867	759,469
China Electric Manufacturing Corp.	409,101	279,299
China Life Insurance Co., Ltd.	1,542,210	1,502,263
China Motor Corp.	628,000	613,861
China Steel Chemical Corp.	838,232	3,976,096
China Synthetic Rubber Corp.	842,544	830,711
Chinese Maritime Transport Ltd.	1,075,000	1,602,602
Chroma ATE, Inc.	624,160	1,590,297
Chun Yuan Steel	2,939,919	1,279,980
Chung Hsin Electric & Machinery Manufacturing Corp.	1,171,531	672,803
Clevo Co.	434,000	712,440
Compal Communications, Inc.	1,130,231	1,960,658
Coxon Precise Industrial Co., Ltd.	707,184	1,092,602
CSBC Corp.	1,678,797	1,370,818
CTCI Corp.	2,385,032	3,947,511
Cyberlink Corp.	92,201	286,151

CyberPower Systems, Inc.	65,611	$124,044
CyberTAN Technology, Inc.	1,046,000	1,041,942
Darfon Electronics Corp.	776,059	583,730
Depo Auto Parts Industries Co., Ltd.	479,157	1,014,664
D-Link Corp.	1,696,163	1,261,440
Edison Opto Corp.	133,278	277,263
Elan Microelectronics Corp.	1,037,000	1,335,140
Elite Material Co., Ltd.	818,900	758,844
Elite Semiconductor Memory Technology, Inc.	125,282	117,155
Entire Technology Co., Ltd.	483,326	802,418
Eternal Chemical Co., Ltd.	3,299,629	2,873,180
Evergreen International Storage & Transport Corp.	2,275,567	1,195,049
Everlight Chemical Industrial Corp.	1,046,402	712,622
Everlight Electronics Co., Ltd.	407,970	857,007
Excelsior Medical Co., Ltd.	109,859	232,266
Far Eastern Department Stores Co., Ltd.	781,565	999,647
Far Eastern International Bank	2,248,056	898,781
Faraday Technology Corp.	76,998	122,093
Farglory Land Development Co., Ltd.	4,636,816	9,331,917
Feng Hsin Iron & Steel Co.	1,399,950	2,461,753
First Insurance Co., Ltd.	1,390,704	603,128
First Steamship Co., Ltd.	214,977	319,394
Flytech Technology Co., Ltd.	385,135	944,748
Forhouse Corp.	1,200,000	780,633
Formosa Advanced Technologies Co., Ltd.	158,000	167,558
Formosa Epitaxy, Inc.	734,541	684,405
Formosa International Hotels Corp.	50,437	713,461
Formosan Rubber Group, Inc.	976,080	684,574
Fortune Electric Co., Ltd.	622,000	315,062
Gemtek Technology Corp.	22,267	19,880
GeoVision, Inc.	150,260	707,657
Getac Technology Corp.	1,313,000	1,236,728
Giant Manufacturing Co., Ltd.	370,464	1,625,475
Gigabyte Technology Co., Ltd.	4,484,221	3,767,934
Global Brands Manufacture Ltd.	2,671,234	1,461,669
Global Mixed Mode Technology, Inc.	3,000	11,537
Global Unichip Corp.	54,927	206,573
Goldsun Development & Construction Co., Ltd.	2,744,572	1,120,537
Grand Pacific Petrochemical	235,406	109,270
Grape King Industrial Co.	632,321	1,025,142
Great China Metal Industry	621,694	837,295
Great Wall Enterprise Co., Ltd.	1,250,257	1,279,295
Greatek Electronics, Inc.	4,184,436	3,537,301
Green Energy Technology, Inc.	378,577	455,352
Hey Song Corp.	773,730	975,207
Holtek Semiconductor, Inc.	413,482	496,635
Holy Stone Enterprise Co., Ltd.	2,044,636	2,022,849
HUA ENG Wire & Cable Co., Ltd.	2,688,000	755,002
Huaku Development Co., Ltd.	1,638,560	4,158,232
Huang Hsiang Construction Co.	182,287	353,278
Hung Poo Real Estate Development Corp.	3,786,745	4,028,657
Infortrend Technology, Inc.	1,322,000	1,155,622
Inventec Corp.	8,820,501	3,870,148

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2012

Investments	Shares	Value

I-Sheng Electric Wire & Cable Co., Ltd.	242,000	$397,669
ITE Technology, Inc.	3,000	2,826
ITEQ Corp.	373,498	435,323
Jentech Precision Industrial Co., Ltd.	93,162	306,179
KEE TAI Properties Co., Ltd.	1,070,360	592,942
Kenda Rubber Industrial Co., Ltd.	1,600,521	1,868,165
Kerry TJ Logistics Co., Ltd.	325,107	366,805
Kindom Construction Co., Ltd.	1,912,045	1,321,578
King Slide Works Co., Ltd.	31,518	189,549
Kinsus Interconnect Technology Corp.	616,368	1,975,585
L&K Engineering Co., Ltd.	355,000	410,154
LCY Chemical Corp.	1,401,565	2,231,905
Lealea Enterprise Co., Ltd.	3,018,331	1,278,325
Lien Hwa Industrial Corp.	550,328	358,936
Lingsen Precision Industries Ltd.	369,409	235,930
LITE-ON IT Corp.	2,658,054	2,805,346
Lotes Co., Ltd.	210,048	578,594
Macronix International	11,581,722	4,316,487
Makalot Industrial Co., Ltd.	1,295,128	3,857,147
Mercuries & Associates Ltd.	474,498	497,576
Merida Industry Co., Ltd.	1,174,555	3,772,648
Merry Electronics Co., Ltd.	449,203	747,289
Micro-Star International Co., Ltd.	142,396	69,716
MIN AIK Technology Co., Ltd.	192,819	469,725
Mitac International Corp.	753,000	298,501
Nan Ya Printed Circuit Board Corp.	1,738,000	3,804,056
Nantex Industry Co., Ltd.	235,488	215,425
National Petroleum Co., Ltd.	1,837,250	2,247,191
Neo Solar Power Corp.	1,705,658	1,334,961
Nien Hsing Textile Co., Ltd.	2,864,954	2,038,457
Novatek Microelectronics Corp.	1,596,417	4,862,623
Nuvoton Technology Corp.	1,000,767	1,163,032
Oriental Union Chemical Corp.	2,130,698	2,754,108
Orise Technology Co., Ltd.	121,929	150,994
Pan-International Industrial	597,820	575,246
Phihong Technology Co., Ltd.	686,363	975,552
Powertech Technology, Inc.	1,210,779	2,358,834
President Securities Corp.	3,712,540	2,006,302
Radiant Opto-Electronics Corp.	464,600	2,062,125
Radium Life Tech Co., Ltd.	3,012,879	2,439,743
Realtek Semiconductor Corp.	762,334	1,392,190
Richtek Technology Corp.	76,872	474,028
Ruentex Industries Ltd.	577,058	1,130,087
San Chih Semiconductor Co.	139,218	166,744
SDI Corp.	309,290	299,183
Senao International Co., Ltd.	351,240	1,642,282
Sesoda Corp.	150,901	174,857
Shih Wei Navigation Co., Ltd.	1,724,536	1,630,201
Shihlin Electric & Engineering Corp.	1,224,543	1,346,336
Shin Zu Shing Co., Ltd.	366,000	974,694
Shinkong Synthetic Fibers Corp.	2,269,220	776,538
Shiny Chemical Industrial Co., Ltd.	290,280	378,654
Sigurd Microelectronics Corp.	1,009,222	832,627
Silicon Integrated Systems Corp.	3,348,597	1,327,435

Silitech Technology Corp.	224,518	$515,757
Sincere Navigation Corp.	1,854,000	1,837,385
Sitronix Technology Corp.	279,000	378,119
Sonix Technology Co., Ltd.	886,302	1,465,433
Springsoft, Inc.	151,000	234,574
Standard Foods Corp.	306,961	1,045,235
Star Comgistic Capital Co., Ltd.	952,919	598,914
Sunonwealth Electric Machine Industry Co., Ltd.	1,193,919	881,852
Syncmold Enterprise Corp.	1,100,680	1,536,466
Taiflex Scientific Co., Ltd.	127,666	157,017
Tainan Enterprises Co., Ltd.	661,553	841,665
Tainan Spinning Co., Ltd.	3,336,950	1,498,063
Taiwan Acceptance Corp.	160,557	334,556
Taiwan Cogeneration Corp.	2,304,429	1,912,908
Taiwan Fire & Marine Insurance Co.	1,905,000	1,426,434
Taiwan Hon Chuan Enterprise Co., Ltd.	839,555	1,903,005
Taiwan Navigation Co., Ltd.	592,000	654,892
Taiwan PCB Techvest Co., Ltd.	1,718,954	2,186,950
Taiwan Secom Co., Ltd.	1,856,936	3,850,463
Taiwan Surface Mounting Technology Co., Ltd.	508,591	1,168,323
Teco Electric and Machinery Co., Ltd.	4,069,683	2,806,012
Thinking Electronic Industrial Co., Ltd.	549,189	563,805
Thye Ming Industrial Co., Ltd.	790,000	764,184
Ton Yi Industrial Corp.	4,441,538	2,347,592
Tong Hsing Electronic Industries Ltd.	150,695	528,450
Topco Scientific Co., Ltd.	196,120	358,823
Transcend Information, Inc.	1,641,000	4,737,102
Tripod Technology Corp.	490,631	1,645,715
Tsann Kuen Enterprise Co., Ltd.	1,003,894	2,397,958
TSRC Corp.	2,184,120	5,587,120
Tung Ho Steel Enterprise Corp.	2,894,559	2,937,270
TXC Corp.	650,549	1,023,836
U-Ming Marine Transport Corp.	4,847,681	8,360,195
United Integrated Services Co., Ltd.	433,031	501,042
Unity Opto Technology Co., Ltd.	741,307	853,968
Universal Cement Corp.	2,078,794	1,010,713
Wah Lee Industrial Corp.	694,152	992,502
Wei Chuan Food Corp.	616,194	685,831
Weikeng Industrial Co., Ltd.	1,352,481	1,177,684
Wistron NeWeb Corp.	374,385	824,511
WT Microelectronics Co., Ltd.	207,599	308,784
Yageo Corp.	1,069,432	321,397
Yeun Chyang Industrial Co., Ltd.	624,000	390,073
Yieh Phui Enterprise Co., Ltd.	2,812,941	1,029,316
Young Fast Optoelectronics Co., Ltd.	157,099	386,433
Young Optics, Inc.	141,420	563,006
YungShin Global Holding Corp.	446,015	631,670
Yungtay Engineering Co., Ltd.	663,994	1,062,993
Zinwell Corp.	236,000	285,460

Total Taiwan		265,680,503
Thailand – 12.2%
Airports of Thailand PCL	466,600	881,019
Amata Corp. PCL	919,884	497,960

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2012

Investments	Shares	Value

Asian Property Development PCL	5,639,628	$1,115,129
Bangchak Petroleum PCL	2,202,076	1,691,708
Bangkok Dusit Medical Services PCL	1,692,516	4,759,344
Bangkok Expressway PCL	3,850,375	2,695,887
Bangkok Life Assurance PCL	646,433	1,005,795
BEC World PCL	5,708,706	9,437,407
Berli Jucker PCL	1,821,539	2,435,607
Big C Supercenter PCL	559,139	2,972,408
Big C Supercenter PCL NVDR	142,745	758,839
Bumrungrad Hospital PCL	1,109,666	1,924,380
Central Pattana PCL	3,237,580	4,827,510
Delta Electronics Thailand PCL	3,364,772	2,835,788
Dynasty Ceramic PCL	1,072,852	2,269,160
Electricity Generating PCL	1,211,491	3,652,145
Esso Thailand PCL	8,594,063	3,565,770
GFPT PCL	1,100,167	367,317
Glow Energy PCL	3,999,877	7,973,823
Hana Microelectronics PCL	1,916,232	1,360,307
Hemaraj Land and Development PCL	13,269,500	1,212,966
Jasmine International PCL	10,685,416	969,827
Kiatnakin Bank PCL	4,479,310	5,372,268
Land and Houses PCL NVDR	30,190,963	6,752,598
LPN Development PCL	2,860,302	1,437,105
LPN Development PCL NVDR	1,397,300	702,047
Major Cineplex Group PCL	1,795,557	1,047,651
Maybank Kim Eng Securities Thailand PCL	3,678,086	1,812,217
MCOT PCL	2,491,010	2,301,257
Minor International PCL	2,286,395	1,059,820
Precious Shipping PCL	1,409,800	726,607
Pruksa Real Estate PCL	2,234,181	1,093,554
Quality Houses PCL	18,034,572	1,052,260
Ratchaburi Electricity Generating Holding PCL	5,268,493	7,044,581
Robinson Department Store PCL	751,295	1,248,100
Samart Corp. PCL	1,818,600	542,338
Sansiri PCL	46,060,084	2,926,346
Siam Makro PCL	434,696	5,044,446
Siamgas & Petrochemicals PCL	890,050	441,419
STP & I PCL	3,276,760	3,319,246
Supalai PCL	6,400,540	3,236,578
Thai Plastic & Chemical PCL	1,638,600	1,566,895
Thai Tap Water Supply PCL	14,836,224	2,885,489
Thai Union Frozen Products PCL	1,301,076	2,983,829
Thai Vegetable Oil PCL	3,076,880	1,994,736
Thanachart Capital PCL	6,035,043	6,553,450
Tisco Financial Group PCL	1,485,107	1,997,794
Tisco Financial Group PCL NVDR	19,516	26,253
TPI Polene PCL	2,017,289	928,542

Total Thailand		125,307,522
Turkey – 3.8%
Adana Cimento Sanayii TAS Class A	804,687	1,818,884
Akcansa Cimento A.S.	263,720	1,260,247
Aksa Akrilik Kimya Sanayii	589,093	1,566,157
Albaraka Turk Katilim Bankasi A.S.	621,393	707,514

Anadolu Cam Sanayii A.S.	1,232,055	$2,093,851
Anadolu Hayat Emeklilik A.S.	587,370	1,268,369
Anadolu Sigorta*	4,895,921	2,663,662
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	567,386	3,373,320
Bagfas Bandirma Gubre Fabrik	3,471	340,695
Cimsa Cimento Sanayi ve Tica	153,262	773,660
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	642,309	752,945
Hurriyet Gazetecilik A.S.*	1,478,059	978,243
Koza Altin Isletmeleri A.S.	77,999	1,478,695
Pinar SUT Mamulleri Sanayii A.S.	51,751	539,889
Sekerbank TAS	3,224,490	1,808,565
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	791,685	794,838
Tekfen Holding A.S.(a)	315,414	1,093,308
Tofas Turk Otomobil Fabrikasi A.S.	1,723,061	7,364,252
Trakya Cam Sanayi A.S.	1,463,314	2,273,476
Turcas Petrol A.S.(a)	400,737	606,871
Turk Traktor ve Ziraat Makineleri A.S.*	137,130	2,799,670
Ulker Biskuvi Sanayi A.S.	774,214	2,449,137

Total Turkey		38,806,248
TOTAL COMMON STOCKS (Cost: $976,643,936)		1,010,828,575
EXCHANGE-TRADED FUNDS – 0.8%
United States – 0.8%
WisdomTree Emerging Markets Equity Income Fund(a)(b)	14,431	831,370
WisdomTree India Earnings Fund(a)(b)	386,779	7,457,099

TOTAL EXCHANGE-TRADED FUNDS (Cost: $9,161,949)		8,288,469
RIGHTS – 0.0%
Taiwan – 0.0%
Green Energy Technology, Inc., expiring 4/17/12*
(Cost: $0)	54,526	8,314
TOTAL LONG-TERM INVESTMENTS (Cost: $985,805,885)		1,019,125,358
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,038,298)	1,038,298	1,038,298
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
MONEY MARKET FUND – 1.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $14,313,135)(d)	14,313,135	14,313,135
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $1,001,157,318)		1,034,476,791
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.1)%		(11,609,219)

NET ASSETS – 100.0%		$1,022,867,572

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2012

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $73,744, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $13,664,499 and the total market value of the collateral held by the Fund was $14,313,135.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 98.9%
Jordan – 1.7%
Arab Bank PLC	19,935	$229,073
Jordan Petroleum Refinery Co.	2,058	15,756

Total Jordan		244,829
Kuwait – 26.7%
Agility Public Warehousing Co. KSC	175,000	251,935
Ahli United Bank	47,250	137,745
Gulf Cable & Electrical Industries Co.	13,500	66,079
Kuwait Finance House	80,077	224,798
Kuwait Foods Americana	32,500	168,436
Kuwait Projects Co. Holdings KSC	87,008	106,470
Mobile Telecommunications Co. KSC	582,624	1,824,304
National Bank of Kuwait	162,268	630,734
National Mobile Telecommunications Co. KSC	42,500	333,453

Total Kuwait		3,743,954
Morocco – 10.7%
Attijariwafa Bank	2,935	126,043
Banque Centrale Populaire	362	8,594
Douja Promotion Groupe Addoha S.A.	1,887	16,433
Maroc Telecom S.A.	83,225	1,350,217

Total Morocco		1,501,287
Oman – 5.2%
Bank Sohar	10,258	3,917
BankMuscat SAOG	2,565	4,097
Galfar Engineering & Contracting SAOG	3,975	3,913
Oman International Bank SAOG	5,782	4,160
Oman Telecommunications Co. SAOG	159,831	536,783
Omani Qatari Telecommunications Co. SAOG	116,840	181,785

Total Oman		734,655
Qatar – 34.9%
Al Khaliji	29,712	133,830
Barwa Real Estate Co.	3,880	29,945
Commercial Bank of Qatar QSC (The)	24,004	506,319
Doha Bank QSC	20,899	349,560
Gulf International Services OSC	14,839	107,390
Gulf Warehousing Co.	424	4,367
Industries Qatar QSC	29,066	1,121,607
National Leasing	333	4,280
Qatar Electricity & Water Co.	7,313	291,235
Qatar Gas Transport Co. Nakilat	41,807	201,170
Qatar Insurance Co.	8,915	180,210
Qatar International Islamic Bank	15,792	220,333
Qatar Islamic Bank	15,834	334,423
Qatar National Bank SAQ	18,145	673,274
Qatar Telecom Q-Tel QSC	16,953	628,579
Qatari Investors’ Group	23,712	105,633
Salam International Investment Co.	1,193	4,194

Total Qatar		4,896,349
United Arab Emirates – 19.7%
Aramex PJSC	251,751	124,745
DP World Ltd.	30,625	355,250

Dubai Investments PJSC	1,024,825	$245,813
Dubai Islamic Bank PJSC	610,104	350,482
Emaar Properties PJSC	412,040	339,908
First Gulf Bank PJSC	192,440	509,785
National Bank of Abu Dhabi PJSC	219,979	520,451
Union National Bank PJSC*	279,855	239,244
Waha Capital PJSC	401,602	76,537

Total United Arab Emirates		2,762,215
TOTAL COMMON STOCKS (Cost: $12,662,085)		13,883,289
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $4,567)	4,567	4,567
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $12,666,652)		13,887,856
Foreign Currency and Other Assets in Excess of Liabilities – 1.1%		150,634

NET ASSETS – 100.0%		$14,038,490
*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2012.

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 12.3%
Adelaide Brighton Ltd.	2,665	$8,006
AGL Energy Ltd.	1,578	24,112
Alumina Ltd.	5,040	6,448
Amalgamated Holdings Ltd.	49	315
Amcor Ltd.	3,523	27,153
AMP Ltd.	7,516	33,636
APN News & Media Ltd.	6,984	6,548
Australia & New Zealand Banking Group Ltd.	9,939	239,492
Automotive Holdings Group	226	557
Bank of Queensland Ltd.(a)	1,392	10,498
Bank of Queensland Ltd. Placement Shares*	301	2,270
Bendigo and Adelaide Bank Ltd.	1,819	14,604
BHP Billiton Ltd.	4,759	170,630
Boral Ltd.	1,741	7,269
Bradken Ltd.	898	7,982
Brambles Ltd.	3,500	25,743
BT Investment Management Ltd.	3,919	8,972
Cabcharge Australia Ltd.	1,612	10,070
Caltex Australia Ltd.	929	13,368
Campbell Brothers Ltd.	205	14,278
Challenger Infrastructure Fund Class A(b)	2,565	3,136
Coca-Cola Amatil Ltd.	2,198	28,394
Cochlear Ltd.	110	7,054
Commonwealth Bank of Australia	5,624	291,892
Computershare Ltd.	1,465	13,659
Consolidated Media Holdings Ltd.	1,534	4,624
Crown Ltd.	2,061	18,554
CSL Ltd.	977	36,325
CSR Ltd.	7,567	14,110
David Jones Ltd.(a)	3,484	8,698
Envestra Ltd.	19,511	15,665
Fairfax Media Ltd.(a)	6,622	4,974
Fleetwood Corp., Ltd.	797	10,114
Flight Centre Ltd.	351	8,000
Fortescue Metals Group Ltd.	1,336	8,041
GrainCorp Ltd.	1,227	11,504
GWA Group Ltd.	3,141	6,996
Harvey Norman Holdings Ltd.(a)	4,760	9,912
Incitec Pivot Ltd.	2,771	9,042
Insurance Australia Group Ltd.	7,266	25,593
Invocare Ltd.	1,124	9,327
IOOF Holdings Ltd.	1,262	7,557
Iress Market Technology Ltd.	1,037	7,520
JB Hi-Fi Ltd.(a)	606	6,881
Leighton Holdings Ltd.	1,244	27,476
Lend Lease Group(b)	2,647	20,484
Macquarie Group Ltd.	1,266	38,139
Metcash Ltd.	2,325	10,357
Monadelphous Group Ltd.	419	10,374
Myer Holdings Ltd.(a)	4,346	10,535
National Australia Bank Ltd.	7,823	199,364
New Hope Corp., Ltd.(a)	2,168	11,881

Newcrest Mining Ltd.	493	$15,158
OneSteel Ltd.	6,770	8,697
Orica Ltd.	839	24,310
Origin Energy Ltd.	1,756	24,285
OZ Minerals Ltd.	1,164	11,769
Perpetual Ltd.	281	7,391
Platinum Asset Management Ltd.	5,160	21,703
QBE Insurance Group Ltd.	5,296	77,742
Ramsay Health Care Ltd.	474	9,600
Rio Tinto Ltd.	465	31,504
Salmat Ltd.	2,580	6,281
Santos Ltd.	1,165	17,186
Seven West Media Ltd.	2,102	8,514
Sonic Healthcare Ltd.	1,269	16,459
Suncorp Group Ltd.	3,404	29,622
TABCORP Holdings Ltd.	7,966	22,446
Tatts Group Ltd.	4,534	11,649
Telstra Corp., Ltd.	71,872	244,959
Toll Holdings Ltd.	2,215	13,470
Transfield Services Ltd.	2,211	5,680
UGL Ltd.	660	9,025
Wesfarmers Ltd.	3,570	111,024
Westpac Banking Corp.	13,022	295,299
Woodside Petroleum Ltd.	1,107	39,920
Woolworths Ltd.	3,924	105,610
WorleyParsons Ltd.	463	13,732

Total Australia		2,711,168
Austria – 0.5%
Andritz AG(a)	114	11,140
Oesterreichische Post AG	253	8,794
OMV AG	597	21,187
Raiffeisen Bank International AG(a)	175	6,176
Strabag SE	264	8,032
Telekom Austria AG	2,021	23,501
Verbund AG(a)	289	8,779
Vienna Insurance Group AG Wiener Versicherung Gruppe	155	6,826
Voestalpine AG	258	8,663

Total Austria		103,098
Belgium – 1.2%
Ageas	4,270	9,371
Anheuser-Busch InBev N.V.	1,426	104,028
Belgacom S.A.	1,606	51,554
Cofinimmo	77	9,454
Delhaize Group S.A.	230	12,083
Elia System Operator S.A./N.V.	155	6,554
EVS Broadcast Equipment S.A.	119	6,161
KBC Groep N.V.	469	11,748
Mobistar S.A.	161	8,008
NV Bekaert S.A.	98	3,152
Solvay S.A.	115	13,595
UCB S.A.	248	10,684
Umicore S.A.	144	7,921

Total Belgium		254,313

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

Denmark – 0.4%
Carlsberg A/S Class B(a)	88	$7,262
D/S Norden	411	12,213
FLSmidth & Co. A/S(a)	122	8,552
H. Lundbeck A/S(a)	507	10,146
Novo Nordisk A/S Class B	387	53,514
Pandora A/S	237	2,738

Total Denmark		94,425
Finland – 1.5%
Elisa Oyj	659	15,770
Fortum Oyj	1,696	41,106
Kone Oyj Class B	268	14,907
Konecranes Oyj	190	4,985
Metso Oyj(a)	353	15,066
Neste Oil Oyj	618	7,600
Nokia Oyj(a)	16,447	89,406
Nokian Renkaat Oyj	182	8,856
Orion Oyj Class B	524	10,342
Pohjola Bank PLC Class A	958	10,595
Rautaruukki Oyj	428	4,486
Sampo Oyj Class A	1,199	34,601
Sanoma Oyj(a)	803	10,266
Stora Enso Oyj Class R	2,201	16,326
Tieto Oyj	532	9,982
UPM-Kymmene Oyj(a)	1,284	17,458
Wartsila Oyj Abp	438	16,495
YIT Oyj	376	8,072

Total Finland		336,319
France – 10.1%
Accor S.A.	560	19,964
Aeroports de Paris	157	12,867
Air Liquide S.A.	316	42,065
Alstom S.A.	390	15,197
Arkema S.A.	95	8,839
AXA S.A.	4,534	75,051
BNP Paribas S.A.	2,093	99,156
Bouygues S.A.	802	24,490
Bureau Veritas S.A.	139	12,217
Cap Gemini S.A.	277	12,380
Carrefour S.A.	1,058	25,326
Casino Guichard Perrachon S.A.	275	27,063
Christian Dior S.A.	169	25,893
Cie de Saint-Gobain	571	25,462
Cie Generale des Etablissements Michelin	257	19,108
CNP Assurances	1,335	20,800
Danone	676	47,082
Edenred	419	12,588
EDF S.A.	3,533	80,501
Eiffage S.A.	104	4,018
Euler Hermes S.A.	131	10,275
Eutelsat Communications S.A.	296	10,927
France Telecom S.A.	11,403	168,634
GDF Suez	6,108	157,556

Hermes International(a)	48	$16,150
ICADE	167	14,876
Klepierre	441	15,269
Lafarge S.A.	579	27,592
Lagardere SCA	328	10,103
Legrand S.A.	421	15,468
L’Oreal S.A.	535	65,895
LVMH Moet Hennessy Louis Vuitton S.A.	418	71,724
M6-Metropole Television S.A.	514	9,275
Natixis	8,627	33,145
Neopost S.A.	159	10,210
Nexity S.A.	204	6,444
Pernod-Ricard S.A.	269	28,085
PPR	195	33,499
Publicis Groupe S.A.	164	9,027
Rallye S.A.	95	3,564
Remy Cointreau S.A.	95	9,640
Rexel S.A.	426	9,375
Safran S.A.	354	12,990
Sanofi	2,780	215,575
Schneider Electric S.A.	691	45,081
SCOR SE	494	13,328
Societe Generale S.A.	1,457	42,618
Societe Immobiliere de Location pour l’Industrie et le Commerce	140	15,422
Societe Television Francaise 1	516	6,309
Sodexo	189	15,494
Suez Environnement Co.	662	10,138
Technip S.A.	190	22,350
Total S.A.	6,336	322,656
Vallourec S.A.	117	7,401
Veolia Environnement S.A.	1,083	17,934
Vinci S.A.	998	51,965
Vivendi S.A.	4,476	82,019

Total France		2,228,080
Germany – 7.5%
Adidas AG	160	12,473
Aixtron SE N.A.	156	2,713
Allianz SE	936	111,522
Axel Springer AG	234	11,801
BASF SE	1,538	134,338
Bayer AG	990	69,532
Bayerische Motoren Werke AG	539	48,400
Beiersdorf AG	435	28,342
Bilfinger Berger SE	122	11,443
Celesio AG	484	8,746
Daimler AG	1,896	114,151
Deutsche Bank AG	681	33,831
Deutsche Boerse AG	447	30,049
Deutsche Lufthansa AG	867	12,117
Deutsche Post AG	3,460	66,512
Deutsche Telekom AG	12,614	151,636
E.ON AG	7,026	168,043

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

Fielmann AG	137	$13,152
Fraport AG Frankfurt Airport Services Worldwide	136	8,503
Fresenius Medical Care AG & Co. KGaA	303	21,442
Fresenius SE & Co. KGaA	111	11,366
Hannover Rueckversicherung AG	361	21,412
Henkel AG & Co. KGaA	379	23,621
Infineon Technologies AG	915	9,341
K+S AG	168	8,776
Linde AG	158	28,311
MAN SE	187	24,861
Merck KGaA	138	15,250
Metro AG	456	17,604
Muenchener Rueckversicherungs AG	533	80,242
RWE AG	2,122	101,180
SAP AG	674	46,997
Siemens AG	1,264	127,238
SMA Solar Technology AG(a)	76	3,439
Suedzucker AG	288	9,157
ThyssenKrupp AG	376	9,346
United Internet AG Registered Shares	416	7,828
Volkswagen AG	256	41,217
Wacker Chemie AG	57	5,018

Total Germany		1,650,950
Hong Kong – 5.1%
Bank of East Asia Ltd.(a)	3,552	13,359
BOC Hong Kong Holdings Ltd.	20,476	56,570
Cathay Pacific Airways Ltd.	16,000	29,634
Cheung Kong Holdings Ltd.	2,419	31,250
China Merchants Holdings International Co., Ltd.	4,000	13,395
China Mobile Ltd.	38,500	423,728
China Overseas Land & Investment Ltd.	6,000	11,406
China Resources Enterprise Ltd.	2,000	6,981
China Resources Power Holdings Co., Ltd.	4,000	7,409
China Unicom Hong Kong Ltd.	8,318	14,099
Citic Pacific Ltd.	5,770	9,721
CLP Holdings Ltd.	3,534	30,497
CNOOC Ltd.	51,207	105,263
Fosun International Ltd.	13,766	8,192
Guangdong Investment Ltd.	14,670	10,222
Hang Lung Properties Ltd.	5,000	18,322
Hang Seng Bank Ltd.	3,749	49,832
Henderson Land Development Co., Ltd.	2,000	11,038
HKT Trust and HKT Ltd.*(b)	434	338
Hong Kong & China Gas Co., Ltd.	7,288	18,680
Hong Kong Exchanges and Clearing Ltd.	1,654	27,801
Hutchison Whampoa Ltd.	5,164	51,613
Lenovo Group Ltd.	12,000	10,804
MTR Corp., Ltd.	6,001	21,487
New World Development Co., Ltd.	7,706	9,260
PCCW Ltd.	20,000	7,161
Power Assets Holdings Ltd.	3,959	29,065
Shanghai Industrial Holdings Ltd.	2,000	6,170
Shougang Fushan Resources Group Ltd.	13,263	4,493

Sino Land Co., Ltd.	9,581	$15,302
SJM Holdings Ltd.	6,000	12,210
Sun Hung Kai Properties Ltd.	2,525	31,384
Television Broadcasts Ltd.	1,000	6,743
Wharf Holdings Ltd.	2,463	13,387

Total Hong Kong		1,116,816
Ireland – 0.3%
CRH PLC	1,606	32,722
DCC PLC	430	10,631
Dragon Oil PLC	828	8,255
Kerry Group PLC Class A	105	4,852

Total Ireland		56,460
Italy – 3.5%
A2A SpA(a)	8,575	6,869
ACEA SpA	1,155	7,334
Assicurazioni Generali SpA(a)	2,485	38,520
Atlantia SpA	1,455	24,123
Banca Carige SpA(a)	4,606	6,036
Banca Monte dei Paschi di Siena SpA(a)	12,932	5,444
Credito Emiliano SpA	1,205	5,697
Enel Green Power SpA	5,989	11,365
Enel SpA	24,808	89,596
ENI SpA	11,250	263,527
ERG SpA	1,102	9,752
Exor SpA	231	5,823
Intesa Sanpaolo SpA	26,123	46,755
Intesa Sanpaolo SpA RSP	739	1,139
Iren SpA	5,472	4,682
Luxottica Group SpA	812	29,358
Mediaset SpA	7,805	21,494
Mediobanca SpA	892	5,231
Mediolanum SpA	1,441	6,839
Parmalat SpA	1,911	4,766
Pirelli & C SpA	1,049	12,461
Saipem SpA	418	21,559
Snam SpA	10,724	51,498
Telecom Italia SpA	35,211	41,803
Telecom Italia SpA RSP	24,117	23,670
Terna Rete Elettrica Nazionale SpA	5,412	21,722

Total Italy		767,063
Japan – 14.5%
77 Bank Ltd. (The)	3,000	13,306
Aeon Co., Ltd.	1,251	16,539
Aisin Seiki Co., Ltd.	300	10,594
Ajinomoto Co., Inc.	363	4,579
Asahi Glass Co., Ltd.	1,000	8,530
Asahi Group Holdings Ltd.	700	15,591
Asahi Kasei Corp.	1,773	11,009
Astellas Pharma, Inc.	879	36,316
Axell Corp.	300	7,138
Bank of Yokohama Ltd. (The)	5,000	25,153
Bridgestone Corp.	649	15,820

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

Brother Industries Ltd.	600	$8,180
Canon, Inc.	1,900	90,273
Century Tokyo Leasing Corp.	600	12,183
Chiba Bank Ltd. (The)	2,000	12,832
Chiyoda Co., Ltd.	619	12,486
Chubu Electric Power Co., Inc.	1,700	30,862
Chugai Pharmaceutical Co., Ltd.	746	13,833
Chugoku Electric Power Co., Inc. (The)	535	9,992
Coca-Cola West Co., Ltd.	491	8,657
Cosmo Oil Co., Ltd.	3,000	8,384
Dai Nippon Printing Co., Ltd.	1,386	14,248
Daihatsu Motor Co., Ltd.	1,000	18,422
Dai-ichi Life Insurance Co., Ltd. (The)	7	9,722
Daiichi Sankyo Co., Ltd.	1,270	23,272
Daikin Industries Ltd.	200	5,475
Daio Paper Corp.	1,000	6,003
Daito Trust Construction Co., Ltd.	194	17,515
Daiwa House Industry Co., Ltd.	612	8,136
Daiwa Securities Group, Inc.	1,850	7,351
Denso Corp.	676	22,713
DIC Corp.	7,000	14,205
East Japan Railway Co.	500	31,654
Eisai Co., Ltd.	755	30,183
Electric Power Development Co., Ltd.	200	5,454
FamilyMart Co., Ltd.	200	8,506
FANUC Corp.	200	35,677
Fast Retailing Co., Ltd.	89	20,397
Fuji Heavy Industries Ltd.	1,000	8,081
FUJIFILM Holdings Corp.	498	11,746
Fujikura Kasei Co., Ltd.	2,100	10,998
Fujitsu Ltd.	3,000	15,894
Fukuoka Financial Group, Inc.	2,000	8,919
Hankyu Hanshin Holdings, Inc.	2,000	8,773
Hirose Electric Co., Ltd.	100	10,560
Hitachi Capital Corp.	700	10,479
Hitachi Ltd.	2,000	12,905
Hokkaido Electric Power Co., Inc.	700	10,335
Hokuriku Electric Power Co.	600	10,907
Honda Motor Co., Ltd.	1,500	57,324
Hoya Corp.	888	20,059
Ibiden Co., Ltd.	200	5,145
Inpex Corp.	2	13,585
ITOCHU Corp.	1,600	17,556
Itochu Techno-Solutions Corp.	200	9,004
Japan Tobacco, Inc.	9	50,963
JFE Holdings, Inc.	700	15,124
JS Group Corp.	497	10,466
JX Holdings, Inc.	5,334	33,250
Kajima Corp.(a)	2,479	7,591
Kansai Electric Power Co., Inc. (The)	1,800	28,041
Kao Corp.	804	21,220
Kawasaki Heavy Industries Ltd.	2,000	6,149
Kawasaki Kisen Kaisha Ltd.*	2,000	4,423
KDDI Corp.	5	32,566

Keisei Electric Railway Co., Ltd.	1,000	$7,777
Kintetsu Corp.	1,000	3,828
Kirin Holdings Co., Ltd.	1,000	13,014
Kobe Steel Ltd.	6,000	9,770
Komatsu Ltd.	600	17,199
Konami Corp.	70	1,996
Konica Minolta Holdings, Inc.	1,000	8,785
Kubota Corp.	1,000	9,660
Kuraray Co., Ltd.	600	8,538
Kyocera Corp.	161	14,829
Kyowa Hakko Kirin Co., Ltd.	1,000	11,179
Kyushu Electric Power Co., Inc.	1,200	17,192
Lawson, Inc.	234	14,814
Lion Corp.	2,000	11,520
Makita Corp.	200	8,069
Marubeni Corp.	2,000	14,509
Marui Group Co., Ltd.	1,000	8,384
MEIJI Holdings Co., Ltd.	183	8,039
Mikuni Coca-Cola Bottling Co., Ltd.	2,000	17,182
Mitsubishi Chemical Holdings Corp.	2,109	11,327
Mitsubishi Corp.	2,500	58,327
Mitsubishi Electric Corp.	1,000	8,895
Mitsubishi Estate Co., Ltd.	1,000	17,935
Mitsubishi Heavy Industries Ltd.	2,000	9,745
Mitsubishi Tanabe Pharma Corp.	552	7,787
Mitsubishi UFJ Financial Group, Inc.	21,200	106,135
Mitsui & Co., Ltd.	2,700	44,522
Mitsui Chemicals, Inc.	2,000	6,100
Mitsui Fudosan Co., Ltd.	713	13,715
Mitsui O.S.K. Lines Ltd.	2,000	8,749
Mizuho Financial Group, Inc.	49,500	81,202
MS&AD Insurance Group Holdings	799	16,496
Murata Manufacturing Co., Ltd.	200	11,921
Nagoya Railroad Co., Ltd.	3,000	8,312
Namco Bandai Holdings, Inc.	900	13,058
NEC Mobiling Ltd.	262	9,096
Nidec Corp.	100	9,162
Nintendo Co., Ltd.	300	45,385
Nippon Electric Glass Co., Ltd.	1,000	8,737
Nippon Express Co., Ltd.	1,961	7,697
Nippon Paper Group, Inc.	500	10,468
Nippon Sheet Glass Co., Ltd.	2,000	3,086
Nippon Steel Corp.	6,000	16,550
Nippon Telegraph & Telephone Corp.	2,083	95,044
Nippon Yusen K.K.	5,000	15,797
Nishi-Nippon Railroad Co., Ltd.	5,000	23,634
Nissan Motor Co., Ltd.	2,200	23,552
Nissin Foods Holdings Co., Ltd.	200	7,522
Nitto Denko Corp.	178	7,213
NKSJ Holdings, Inc.	850	19,108
Nomura Holdings, Inc.	3,800	16,900
Nomura Research Institute Ltd.	600	14,968
NTT DoCoMo, Inc.	71	118,542
Obayashi Corp.	1,000	4,387

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

OJI Paper Co., Ltd.	2,000	$9,721
Onoken Co., Ltd.	1,400	12,078
Oracle Corp.	462	17,656
Oriental Land Co., Ltd.	100	10,778
Osaka Gas Co., Ltd.	4,000	16,137
Otsuka Holdings Co., Ltd.	445	13,248
Panasonic Corp.	1,197	11,069
Resona Holdings, Inc.	4,200	19,445
Ricoh Co., Ltd.	2,000	19,564
Rohm Co., Ltd.	200	9,928
Saibu Gas Co., Ltd.	5,000	13,549
Sankyo Co., Ltd.	179	8,831
Secom Co., Ltd.	440	21,654
Sega Sammy Holdings, Inc.	500	10,535
Sekisui House Ltd.	1,000	9,855
Seven & I Holdings Co., Ltd.	873	26,075
Sharp Corp.	1,000	7,339
Shikoku Electric Power Co., Inc.	600	17,010
Shin-Etsu Chemical Co., Ltd.	539	31,307
Shionogi & Co., Ltd.	600	8,341
Shiseido Co., Ltd.	763	13,240
Shizuoka Bank Ltd. (The)	1,000	10,353
Showa Denko K.K.	7,000	15,991
Showa Shell Sekiyu K.K.	843	5,409
Sojitz Corp.	4,800	8,632
Sony Corp.	300	6,212
Sumitomo Chemical Co., Ltd.	2,000	8,555
Sumitomo Corp.	1,800	26,160
Sumitomo Electric Industries Ltd.	851	11,716
Sumitomo Metal Industries Ltd.	8,538	17,326
Sumitomo Metal Mining Co., Ltd.	1,000	14,132
Sumitomo Mitsui Financial Group, Inc.	2,400	79,412
Sumitomo Mitsui Trust Holdings, Inc.	2,754	8,835
T&D Holdings, Inc.	800	9,323
Taisei Corp.	2,947	7,735
Takashimaya Co., Ltd.	1,000	8,348
Takata Corp.	300	8,038
Takeda Pharmaceutical Co., Ltd.	2,107	93,323
TDK Corp.	100	5,699
Tenma Corp.	1,200	14,028
Terumo Corp.	500	24,029
Tokio Marine Holdings, Inc.	1,090	30,079
Tokyo Electron Ltd.	200	11,507
Tokyo Gas Co., Ltd.	6,000	28,434
Tokyu Corp.	2,000	9,551
TonenGeneral Sekiyu K.K.	2,271	21,028
Toppan Printing Co., Ltd.	1,707	13,400
Topy Industries Ltd.	4,000	12,492
Toray Industries, Inc.	1,000	7,461
Toshiba Corp.	2,000	8,846
Toyota Motor Corp.	2,200	95,437
Toyota Tsusho Corp.	600	12,285
Trend Micro, Inc.	273	8,436
USS Co., Ltd.	120	12,234

Yahoo! Japan Corp.	49	$15,945
Yakult Honsha Co., Ltd.	200	6,914

Total Japan		3,175,276
Netherlands – 1.9%
Akzo Nobel N.V.	285	16,802
ASML Holding N.V.	337	16,820
Delta Lloyd N.V.	563	9,882
European Aeronautic Defence and Space Co. N.V.	398	16,274
Exact Holding N.V.	334	7,873
Fugro N.V. CVA	128	9,106
Heineken Holding N.V.	325	15,191
Heineken N.V.	458	25,418
Koninklijke Ahold N.V.	1,980	27,396
Koninklijke Boskalis Westminster N.V.	189	7,089
Koninklijke DSM N.V.	239	13,808
Koninklijke KPN N.V.	5,541	60,862
Koninklijke Philips Electronics N.V.	1,683	34,067
PostNL N.V.	1,488	9,175
Randstad Holding N.V.	307	11,566
Reed Elsevier N.V.	2,312	29,484
STMicroelectronics N.V.	1,535	12,551
Unilever N.V. CVA	2,661	90,416
Wolters Kluwer N.V.	544	10,287

Total Netherlands		424,067
New Zealand – 0.4%
Contact Energy Ltd.*	2,857	11,074
Nuplex Industries Ltd.	6,954	14,645
NZX Ltd.	2,883	6,639
Ryman Healthcare Ltd.	2,684	6,796
SKYCITY Entertainment Group Ltd.	3,017	9,741
Telecom Corp. of New Zealand Ltd.	6,064	12,050
Vector Ltd.	188	399
Warehouse Group Ltd. (The)	7,187	16,431

Total New Zealand		77,775
Norway – 2.0%
ABG Sundal Collier Holding ASA	13,802	11,953
Aker ASA Class A	443	14,484
Aker Solutions ASA	464	7,838
DNB ASA	3,494	44,839
Fred Olsen Energy ASA	433	16,951
Gjensidige Forsikring ASA	1,629	19,206
Leroey Seafood Group ASA	341	5,620
Marine Harvest ASA	48,186	24,836
Norsk Hydro ASA	2,096	11,395
Orkla ASA	2,431	19,204
SpareBank 1 SMN	414	2,656
SpareBank 1 SR Bank ASA	1,119	8,043
Statoil ASA	6,600	178,883
Telenor ASA	3,198	59,205
Yara International ASA	239	11,380

Total Norway		436,493

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

Portugal – 0.6%
Banco Espirito Santo S.A.	3,819	$6,967
Brisa Auto-Estradas de Portugal S.A.	2,186	7,773
Cimpor Cimentos de Portugal, SGPS, S.A.	1,516	10,094
EDP-Energias de Portugal S.A.	10,239	29,739
Galp Energia, SGPS, S.A. Class B	398	6,540
Mota-Engil, SGPS, S.A.	3,537	5,732
Portugal Telecom, SGPS, S.A.	5,566	30,235
REN – Redes Energeticas Nacionais S.A.	2,719	8,219
Sonae	11,949	7,097
Sonaecom – SGPS S.A.	5,367	8,684
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	1,773	6,021

Total Portugal		127,101
Singapore – 2.2%
Cityspring Infrastructure Trust	27,359	8,377
DBS Group Holdings Ltd.	2,793	31,499
Jardine Cycle & Carriage Ltd.	433	16,630
Keppel Corp., Ltd.	4,029	35,216
Keppel Land Ltd.	5,000	13,799
M1 Ltd.	6,000	12,121
Oversea-Chinese Banking Corp., Ltd.	5,575	39,551
Sakari Resources Ltd.	3,000	5,559
SembCorp Industries Ltd.	4,568	19,182
SembCorp Marine Ltd.(a)	9,000	37,794
Singapore Airlines Ltd.	1,000	8,566
Singapore Exchange Ltd.	4,491	24,788
Singapore Post Ltd.	14,000	11,357
Singapore Press Holdings Ltd.	6,540	20,390
Singapore Technologies Engineering Ltd.	8,128	21,009
Singapore Telecommunications Ltd.	34,000	85,179
StarHub Ltd.	7,438	18,338
United Overseas Bank Ltd.	2,000	29,188
UOB-Kay Hian Holdings Ltd.	15,082	20,272
Venture Corp., Ltd.	1,458	9,880
Wilmar International Ltd.	4,019	15,662
Yangzijiang Shipbuilding Holdings Ltd.	7,000	7,404

Total Singapore		491,761
Spain – 5.2%
Abertis Infraestructuras, S.A.	666	11,321
Acciona S.A.	114	7,949
Acerinox S.A.	628	8,060
ACS Actividades de Construccion y Servicios, S.A.(a)	877	22,412
Antena 3 de Television S.A.	1,029	6,139
Banco Bilbao Vizcaya Argentaria S.A.	10,468	83,181
Banco de Sabadell S.A.(a)	4,382	11,916
Banco Espanol de Credito S.A.(a)	2,233	10,687
Banco Popular Espanol S.A.	2,162	7,745
Banco Popular Espanol S.A. Temp Line*	28	100
Banco Santander S.A.	30,039	230,817
Bankinter S.A.(a)	1,266	6,631
Bolsas y Mercados Espanoles S.A.	76	1,945
CaixaBank(a)	10,569	41,084

Ebro Foods S.A.	337	$6,532
Enagas S.A.	543	10,435
Endesa S.A.	2,290	45,561
Ferrovial S.A.	1,852	21,255
Fomento de Construcciones y Contratas S.A.	518	11,555
Gas Natural SDG S.A.	2,384	38,034
Iberdrola S.A.	13,839	78,454
Inditex S.A.	650	62,168
Indra Sistemas S.A.	127	1,554
Mapfre S.A.(a)	6,958	22,368
Mediaset Espana Comunicacion S.A.	1,153	6,602
Obrascon Huarte Lain S.A.	187	5,558
Red Electrica Corp. S.A.	228	11,140
Repsol YPF S.A.	2,314	57,964
Telefonica S.A.	17,808	291,338
Zardoya Otis S.A.	1,748	22,603

Total Spain		1,143,108
Sweden – 3.5%
Alfa Laval AB	549	11,261
Assa Abloy AB Class B	486	15,220
Atlas Copco AB Class A	1,533	36,989
Axis Communications AB	245	6,609
Boliden AB	845	13,232
Castellum AB	774	9,723
Electrolux AB Series B(a)	631	13,304
Hakon Invest AB	946	16,353
Hennes & Mauritz AB Class B	3,559	128,407
Investment AB Kinnevik Class B	375	8,698
Kungsleden AB	989	6,856
NCC AB Class B	411	8,641
Nordea Bank AB(a)	8,041	72,892
Peab AB	1,394	7,101
Ratos AB Class B(a)	1,389	19,227
Sandvik AB	1,621	23,330
Scania AB Class B	1,308	27,125
Securitas AB Class B	1,413	13,586
Skandinaviska Enskilda Banken AB Class A(a)	3,166	22,426
Skanska AB Class B	1,406	24,304
SKF AB Class B	631	15,358
Svenska Cellulosa AB Class B(a)	1,367	23,610
Svenska Handelsbanken AB Class A(a)	1,577	50,124
Swedbank AB Class A(a)	767	11,883
Swedish Match AB	475	18,856
Tele2 AB Class B	1,039	21,139
Telefonaktiebolaget LM Ericsson Class B	3,777	39,020
TeliaSonera AB	11,391	79,209
Volvo AB Class B(a)	2,441	35,463

Total Sweden		779,946
Switzerland – 7.0%
ABB Ltd.*	3,245	66,490
Actelion Ltd.*	193	7,047
Adecco S.A.*	246	12,874
Baloise Holding AG	107	8,606

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

Cie Financiere Richemont S.A. Class A	207	$12,963
Credit Suisse Group AG*	2,120	60,350
EFG International AG*	1,018	9,911
GAM Holding AG*	500	7,274
Geberit AG*	69	14,421
Givaudan S.A.*	14	13,476
Holcim Ltd.*	374	24,372
Kuehne + Nagel International AG	234	31,611
Lonza Group AG*	137	7,072
Nestle S.A.	5,269	331,116
Novartis AG	4,823	266,590
Roche Holding AG	377	69,239
Roche Holding AG – Genusschein	1,345	233,777
Schindler Holding AG	241	28,770
SGS S.A.	18	34,970
Sulzer AG	61	8,659
Swatch Group AG (The)	34	15,630
Swiss Re AG*	793	50,580
Swisscom AG(a)	127	51,272
Syngenta AG*	108	37,293
Vontobel Holding AG	297	7,525
Zurich Financial Services AG*	487	130,714

Total Switzerland		1,542,602
United Kingdom – 19.6%
Aberdeen Asset Management PLC	2,308	9,477
Admiral Group PLC	820	15,552
AMEC PLC	543	9,613
Amlin PLC	1,928	10,159
Anglo American PLC	890	33,232
Antofagasta PLC	3,316	61,035
Ashmore Group PLC	1,826	10,722
Associated British Foods PLC	1,495	29,141
AstraZeneca PLC	3,645	161,843
Aviva PLC	12,501	66,212
Babcock International Group PLC	837	10,652
BAE Systems PLC	9,059	43,408
Balfour Beatty PLC	2,086	9,515
Barclays PLC	12,604	47,375
Berendsen PLC	1,748	14,579
BG Group PLC	1,964	45,438
BHP Billiton PLC	2,673	81,465
BP PLC	18,405	136,020
British American Tobacco PLC	4,369	219,923
British Land Co. PLC	3,612	27,695
British Sky Broadcasting Group PLC	2,167	23,405
Britvic PLC	1,411	8,673
BT Group PLC	13,185	47,694
Bunzl PLC	760	12,191
Burberry Group PLC	621	14,853
Cable & Wireless Communications PLC	21,701	11,196
Cable & Wireless Worldwide PLC	13,305	7,228
Capita PLC	1,118	13,085
Carillion PLC	1,606	7,657

Carnival PLC	244	$7,789
Centrica PLC	10,437	52,762
Close Brothers Group PLC	766	9,607
Compass Group PLC	2,690	28,173
Daily Mail & General Trust PLC Class A	1,167	8,419
Diageo PLC	3,950	94,824
Drax Group PLC	1,443	12,554
Electrocomponents PLC	670	2,653
Eurasian Natural Resources Corp. PLC	2,140	20,259
Firstgroup PLC	2,457	9,331
Fresnillo PLC	782	19,966
G4S PLC	3,126	13,610
GKN PLC	2,911	9,586
GlaxoSmithKline PLC	12,927	288,435
Go-Ahead Group PLC	350	6,968
Greene King PLC	1,247	10,221
Hammerson PLC	1,190	7,902
Hays PLC	8,625	11,624
Home Retail Group PLC	4,893	8,912
HSBC Holdings PLC	32,051	284,110
ICAP PLC	1,303	8,178
IMI PLC	583	9,059
Imperial Tobacco Group PLC	2,170	87,891
Inmarsat PLC	1,117	8,215
Intercontinental Hotels Group PLC	453	10,517
International Power PLC	6,039	39,078
Interserve PLC	2,022	9,411
Investec PLC	993	6,065
J. Sainsbury PLC	4,347	21,621
Johnson Matthey PLC	266	10,026
Kingfisher PLC	3,891	19,067
Ladbrokes PLC	3,854	9,858
Legal & General Group PLC	11,852	24,750
Logica PLC	5,031	8,006
Man Group PLC	10,743	23,138
Marks & Spencer Group PLC	4,839	29,302
Marston’s PLC	5,486	8,599
Meggitt PLC	1,463	9,441
Melrose PLC	1,248	8,437
Mondi PLC	820	7,723
National Grid PLC	8,331	83,925
Next PLC	291	13,869
Old Mutual PLC	8,187	20,746
Pearson PLC	1,338	24,905
Pennon Group PLC	424	4,820
Premier Farnell PLC	1,917	6,573
Provident Financial PLC	932	17,065
Prudential PLC	3,925	46,877
Reckitt Benckiser Group PLC	1,352	76,318
Reed Elsevier PLC	2,960	26,248
Rexam PLC	1,634	11,176
Rio Tinto PLC	1,254	69,043
Royal Dutch Shell PLC Class A	7,619	265,803
Royal Dutch Shell PLC Class B	6,590	231,589

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Schedule of Investments (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2012

Investments	Shares	Value

RSA Insurance Group PLC(a)	14,620	$24,434
SABMiller PLC	1,635	65,556
Sage Group PLC (The)	1,401	6,697
Segro PLC	1,990	7,466
Severn Trent PLC	431	10,632
Smiths Group PLC	699	11,749
SSE PLC	2,288	48,584
Standard Chartered PLC	3,368	83,947
Standard Life PLC	8,751	32,116
Tate & Lyle PLC	1,234	13,900
TESCO PLC	14,101	74,349
TUI Travel PLC	3,355	10,523
Unilever PLC	2,414	79,608
United Utilities Group PLC	1,426	13,705
Vedanta Resources PLC	274	5,376
Vodafone Group PLC	141,535	389,409
Weir Group PLC (The)	206	5,806
Whitbread PLC	324	9,546
William Hill PLC	2,235	9,335
WM Morrison Supermarkets PLC	4,215	20,069
WS Atkins PLC	706	8,280
Xstrata PLC	1,197	20,426

Total United Kingdom		4,305,595
TOTAL COMMON STOCKS (Cost: $21,086,267)		21,822,416
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree DEFA Fund(c) (Cost: $34,544)	773	34,707
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $2,077)	2,077	2,077
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%
MONEY MARKET FUND – 2.9%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(d)
(Cost: $629,327)(e)	629,327	629,327
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $21,752,215)		22,488,527
Liabilities in Excess of Foreign Currency and Other Assets – (2.4)%		(525,378)

NET ASSETS – 100.0%		$21,963,149
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(e)	At March 31, 2012, the total market value of the Fund’s securities on loan was $589,006 and the total market value of the collateral held by the Fund was $629,327.

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Commodity Country Equity Fund (CCXE)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 12.4%
Amcor Ltd.	7,545	$58,153
AMP Ltd.	16,902	75,642
Australia & New Zealand Banking Group Ltd.	19,559	471,297
BHP Billiton Ltd.	8,875	318,206
Coca-Cola Amatil Ltd.	4,582	59,192
Commonwealth Bank of Australia	11,048	573,403
CSL Ltd.	1,593	59,228
Leighton Holdings Ltd.	2,582	57,027
Macquarie Group Ltd.	2,364	71,216
National Australia Bank Ltd.	16,195	412,719
Origin Energy Ltd.	2,967	41,033
QBE Insurance Group Ltd.	9,572	140,511
Rio Tinto Ltd.	809	54,811
Suncorp Group Ltd.	5,539	48,200
Telstra Corp., Ltd.	136,318	464,609
Wesfarmers Ltd.	5,808	180,624
Westpac Banking Corp.	24,820	562,842
Woodside Petroleum Ltd.	2,325	83,843
Woolworths Ltd.	6,631	178,467

Total Australia		3,911,023
Brazil – 12.5%
AES Tiete S.A.	3,800	51,783
Banco Bradesco S.A.	10,599	157,739
Banco do Brasil S.A.	27,400	389,455
Banco Santander Brasil S.A.	35,400	325,999
BM&F Bovespa S.A.	15,800	96,915
CCR S.A.	14,100	114,157
Cia de Bebidas das Americas	11,900	410,952
Cia de Saneamento Basico do Estado de Sao Paulo*	1,500	57,153
Cia Energetica de Minas Gerais	4,300	88,060
Cia Siderurgica Nacional S.A.	15,800	148,620
Cielo S.A.	7,300	246,535
CPFL Energia S.A.	10,600	159,323
Itau Unibanco Holding S.A.	12,135	206,208
Light S.A.	4,800	67,489
Natura Cosmeticos S.A.	3,300	71,362
Petroleo Brasileiro S.A.	42,300	560,893
Redecard S.A.	10,000	194,321
Souza Cruz S.A.	13,900	211,818
Tractebel Energia S.A.	800	14,252
Vale S.A.	14,800	345,763

Total Brazil		3,918,797
Canada – 12.4%
Bank of Montreal(a)	4,600	272,930
Bank of Nova Scotia(a)	6,400	357,829
BCE, Inc.	6,700	267,745
Canadian Imperial Bank of Commerce	3,000	228,846
Canadian Oil Sands Ltd.	4,165	87,680
Cenovus Energy, Inc.	2,832	101,725
Crescent Point Energy Corp.(a)	2,700	116,002

Enbridge, Inc.	3,900	$151,169
Encana Corp.(a)	3,000	58,802
Great-West Lifeco, Inc.(a)	8,300	203,794
Husky Energy, Inc.(a)	6,500	165,061
Manulife Financial Corp.	9,100	123,009
Power Financial Corp.	6,000	176,137
Rogers Communications, Inc. Class B	3,600	142,638
Royal Bank of Canada(a)	9,000	520,576
Sun Life Financial, Inc.	4,800	113,679
Suncor Energy, Inc.	2,499	81,487
Thomson Reuters Corp.	4,800	138,508
Toronto-Dominion Bank (The)(a)	4,600	389,650
TransCanada Corp.(a)	4,700	201,412

Total Canada		3,898,679
Chile – 12.5%
AES Gener S.A.	301,558	185,062
Aguas Andinas S.A. Class A	319,996	191,414
Antarchile S.A.	4,081	72,900
Banco de Chile	2,752,833	435,017
Banco de Credito e Inversiones	902	63,002
Banco Santander Chile	5,307,576	440,785
CAP S.A.	1,829	77,840
Cencosud S.A.	16,686	110,548
Cia Cervecerias Unidas S.A.	7,717	121,468
Cia General de Electricidad S.A.	16,632	87,158
Corpbanca	12,178,337	164,257
Empresa Nacional de Electricidad S.A.	220,815	397,847
Empresas CMPC S.A.	38,997	167,164
Empresas COPEC S.A.	16,442	274,541
Enersis S.A.	864,709	350,932
ENTEL Chile S.A.	10,716	216,761
Lan Airlines S.A.	5,340	157,121
Quinenco S.A.	68,656	216,299
SACI Falabella	21,356	206,324

Total Chile		3,936,440
New Zealand – 12.7%
Air New Zealand Ltd.	252,384	175,794
Auckland International Airport Ltd.	176,090	354,970
Contact Energy Ltd.*	63,368	245,614
Fisher & Paykel Healthcare Corp., Ltd.	76,983	141,307
Fletcher Building Ltd.	59,542	328,856
Freightways Ltd.	24,012	77,723
Infratil Ltd.	74,255	115,003
Kathmandu Holdings Ltd.(a)	34,588	46,222
Mainfreight Ltd.	7,169	56,396
Nuplex Industries Ltd.	34,974	73,655
NZX Ltd.	25,381	58,444
Port of Tauranga Ltd.	17,237	153,255
Restaurant Brands New Zealand Ltd.	27,117	40,887
Ryman Healthcare Ltd.	34,841	88,221
Sky Network Television Ltd.	38,491	163,385
SKYCITY Entertainment Group Ltd.	99,302	320,610
Telecom Corp. of New Zealand Ltd.	437,299	868,985

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Schedule of Investments (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

March 31, 2012

Investments	Shares	Value

Tower Ltd.	57,876	$79,202
Vector Ltd.	204,410	433,835
Warehouse Group Ltd. (The)	73,115	167,160

Total New Zealand		3,989,524
Norway – 12.3%
Aker ASA Class A	2,381	77,849
Aker Solutions ASA	3,183	53,766
DNB ASA	34,988	449,001
Fred Olsen Energy ASA	3,070	120,183
Gjensidige Forsikring ASA	15,313	180,538
Kongsberg Gruppen ASA	1,673	31,383
Leroey Seafood Group ASA	1,602	26,400
Marine Harvest ASA	314,601	162,153
Norsk Hydro ASA	17,797	96,753
Orkla ASA	22,966	181,423
Schibsted ASA	699	25,857
SpareBank 1 SR Bank ASA(a)	1,458	10,480
Statoil ASA	63,672	1,725,737
Telenor ASA	30,771	569,669
TGS Nopec Geophysical Co. ASA	1,391	38,067
Yara International ASA	2,217	105,563

Total Norway		3,854,822
Russia – 11.5%
Gazprom Neft JSC ADR(a)	11,917	318,065
Gazprom OAO ADR	79,589	970,986
LSR Group Reg S GDR	1,001	5,906
Lukoil OAO ADR	9,878	594,656
Magnitogorsk Iron & Steel Works Reg S GDR*	4,333	25,586
MMC Norilsk Nickel OJSC ADR	19,797	362,285
Mobile Telesystems OJSC ADR	18,800	344,792
NovaTek OAO Reg S GDR	332	44,986
Novolipetsk Steel OJSC Reg S GDR	3,333	69,260
Rosneft Oil Co. Reg S GDR	41,423	293,275
Severstal OAO Reg S GDR(a)	4,333	57,715
Sistema JSFC Reg S GDR(a)	1,454	28,629
Surgutneftegas OJSC ADR	22,586	220,891
Tatneft ADR	3,499	142,759
Uralkali OJSC Reg S GDR(a)	2,749	103,665
VTB Bank OJSC Reg S GDR	11,335	51,121

Total Russia		3,634,577
South Africa – 13.0%
ABSA Group Ltd.	10,656	216,604
African Bank Investments Ltd.	20,069	104,234
Anglo American Platinum Ltd.	1,134	78,904
Bidvest Group Ltd.	4,280	100,244
Exxaro Resources Ltd.(a)	4,337	111,966
FirstRand Ltd.	95,813	295,883
Impala Platinum Holdings Ltd.	6,000	118,131
Kumba Iron Ore Ltd.(a)	9,993	684,968
MMI Holdings Ltd.	33,189	76,588
MTN Group Ltd.	27,206	478,641
Nedbank Group Ltd.	7,201	153,881

RMB Holdings Ltd.	25,251	$102,885
Sanlam Ltd.	37,567	162,416
Sasol Ltd.	8,063	389,253
Shoprite Holdings Ltd.	5,425	97,055
Standard Bank Group Ltd.	26,111	378,878
Truworths International Ltd.	6,909	72,704
Vodacom Group Ltd.	25,537	359,868
Woolworths Holdings Ltd.	16,522	103,659

Total South Africa		4,086,762
TOTAL COMMON STOCKS (Cost: $31,629,379)		31,230,624
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Global Natural Resources Fund(a)(b) (Cost: $10,676)	514	12,952
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.4%
MONEY MARKET FUND – 9.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c) (Cost: $2,944,521)(d)	2,944,521	2,944,521
TOTAL INVESTMENTS IN SECURITIES – 108.7% (Cost: $34,584,576)		34,188,097
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.7)%		(2,749,147)

NET ASSETS – 100.0%		$31,438,950

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $2,803,196 and the total market value of the collateral held by the Fund was $2,944,521.

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global Natural Resources Fund (GNAT)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 6.1%
BHP Billiton Ltd.	12,375	$443,696
Fortescue Metals Group Ltd.	15,129	91,059
Rio Tinto Ltd.	4,842	328,051
Santos Ltd.	39,474	582,317
Woodside Petroleum Ltd.	12,794	461,370

Total Australia		1,906,493
Brazil – 2.4%
Petroleo Brasileiro S.A.	32,000	424,316
Vale S.A.	13,700	320,065

Total Brazil		744,381
Canada – 8.7%
Agrium, Inc.	400	34,455
Cameco Corp.	7,429	159,142
Canadian Natural Resources Ltd.	3,200	105,850
Canadian Oil Sands Ltd.	28,602	602,117
Crescent Point Energy Corp.(a)	21,900	940,904
Encana Corp.(a)	11,800	231,289
First Quantum Minerals Ltd.	4,596	87,464
Imperial Oil Ltd.	3,485	158,027
Potash Corp. of Saskatchewan, Inc.	780	35,541
Silver Wheaton Corp.	1,013	33,529
Suncor Energy, Inc.	3,833	124,986
Talisman Energy, Inc.	11,600	145,544
Teck Resources Ltd. Class B	2,502	89,145

Total Canada		2,747,993
China – 1.6%
China Shenhua Energy Co., Ltd. Class H	79,000	333,237
Yanzhou Coal Mining Co., Ltd. Class H	86,000	186,532

Total China		519,769
France – 4.1%
Technip S.A.	3,385	398,175
Total S.A.	17,359	883,993

Total France		1,282,168
Germany – 0.7%
K+S AG	4,268	222,943
Hong Kong – 1.2%
CNOOC Ltd.	179,618	369,230
Indonesia – 0.8%
Adaro Energy Tbk PT	704,500	148,697
Bumi Resources Tbk PT	372,000	95,604

Total Indonesia		244,301
Israel – 1.4%
Israel Chemicals Ltd.	38,126	433,904
Italy – 4.3%
ENI SpA	43,999	1,030,659
Saipem SpA	6,157	317,558

Total Italy		1,348,217

Japan – 1.8%
Inpex Corp.	27	$183,401
Sumitomo Metal Mining Co., Ltd.	28,000	395,699

Total Japan		579,100
Malaysia – 3.3%
IOI Corp. Bhd	311,400	542,803
Kuala Lumpur Kepong Bhd	60,100	482,605

Total Malaysia		1,025,408
Mexico – 4.5%
Grupo Mexico S.A.B de C.V. Series B	134,207	423,243
Industrias Penoles S.A.B de C.V.	20,825	1,008,551

Total Mexico		1,431,794
Norway – 3.2%
Statoil ASA	30,136	816,793
Yara International ASA	4,372	208,174

Total Norway		1,024,967
Poland – 0.5%
KGHM Polska Miedz S.A.	3,471	159,260
Russia – 9.1%
Gazprom OAO ADR	22,688	276,793
Lukoil OAO ADR	8,965	539,693
Magnitogorsk Iron & Steel Works Reg S GDR*(a)	21,667	127,944
MMC Norilsk Nickel OJSC ADR	19,786	362,084
NovaTek OAO Reg S GDR	546	73,983
Novolipetsk Steel OJSC Reg S GDR	7,896	164,079
Rosneft Oil Co. Reg S GDR	24,252	171,704
Surgutneftegas OJSC ADR	34,267	335,131
Tatneft ADR(a)	12,671	516,977
Uralkali OJSC Reg S GDR	7,575	285,653

Total Russia		2,854,041
Singapore – 0.6%
Wilmar International Ltd.	49,000	190,957
South Africa – 5.5%
Anglo American Platinum Ltd.	2,002	139,300
Impala Platinum Holdings Ltd.	14,427	284,045
Kumba Iron Ore Ltd.	19,073	1,307,354

Total South Africa		1,730,699
Spain – 1.7%
Repsol YPF S.A.	21,734	544,421
Switzerland – 1.5%
Syngenta AG	1,353	467,192
Thailand – 1.5%
PTT Exploration & Production PCL	82,600	467,219
United Kingdom – 16.4%
Anglo American PLC	5,450	203,500
Antofagasta PLC	48,526	893,174
BG Group PLC	9,437	218,329
BHP Billiton PLC	13,202	402,359
BP PLC	43,149	318,888
Eurasian Natural Resources Corp. PLC	33,783	319,813

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Schedule of Investments (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

March 31, 2012

Investments	Shares	Value

Fresnillo PLC	15,756	$402,283
Kazakhmys PLC	8,125	117,874
Rio Tinto PLC	3,753	206,634
Royal Dutch Shell PLC Class A	20,005	697,912
Royal Dutch Shell PLC Class B	28,585	1,004,549
Tullow Oil PLC	5,379	131,235
Vedanta Resources PLC	9,034	177,250
Xstrata PLC	4,271	72,880

Total United Kingdom		5,166,680
United States – 18.3%
Anadarko Petroleum Corp.	1,188	93,068
Apache Corp.	409	41,080
Archer-Daniels-Midland Co.	11,558	365,926
Baker Hughes, Inc.	1,801	75,534
CF Industries Holdings, Inc.	198	36,165
Chesapeake Energy Corp.	4,836	112,050
Chevron Corp.	4,905	526,012
Cliffs Natural Resources, Inc.	1,532	106,106
ConocoPhillips	7,717	586,569
Consol Energy, Inc.	2,965	101,107
Devon Energy Corp.	1,638	116,495
Diamond Offshore Drilling, Inc.(a)	12,176	812,748
EOG Resources, Inc.	1,015	112,766
Exxon Mobil Corp.	4,669	404,942
Freeport-McMoRan Copper & Gold, Inc.	4,946	188,146
Halliburton Co.	2,309	76,636
Marathon Oil Corp.	6,291	199,425
Monsanto Co.	3,824	305,002
Mosaic Co. (The)	659	36,436
National Oilwell Varco, Inc.	1,279	101,642
Noble Energy, Inc.	1,680	164,270
Occidental Petroleum Corp.	2,351	223,886
Peabody Energy Corp.	2,043	59,165
Southern Copper Corp.	28,412	900,945

Total United States		5,746,121
TOTAL COMMON STOCKS (Cost: $33,489,886)		31,207,258
EXCHANGE-TRADED FUNDS – 0.6%
United States – 0.6%
WisdomTree India Earnings Fund(a)(b) (Cost: $206,525)	9,099	175,429
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $7,291)	7,291	7,291

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
MONEY MARKET FUND – 3.9%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c) (Cost: $1,234,839)(d)	1,234,839	$1,234,839
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $34,938,541)		32,624,817
Liabilities in Excess of Foreign Currency and Other Assets – (3.7)%		(1,172,821)

NET ASSETS – 100.0%		$31,451,996

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $1,179,196 and the total market value of the collateral held by the Fund was $1,234,839.

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 1.7%
AGL Energy Ltd.	33,118	$506,051
Prime AET&D Holdings*†	7,592	—

Total Australia		506,051
Austria – 1.1%
EVN AG(a)	15,774	211,953
Verbund AG(a)	3,912	118,831

Total Austria		330,784
Belgium – 1.2%
Elia System Operator S.A./N.V.	8,811	372,542
Brazil – 14.5%
AES Tiete S.A.	52,800	719,513
Centrais Eletricas Brasileiras S.A.*	9,000	83,671
Cia de Saneamento Basico do Estado de Sao Paulo*	9,600	365,782
Cia de Saneamento de Minas Gerais-COPASA*	21,500	506,534
Cia Energetica de Minas Gerais	38,600	790,493
CPFL Energia S.A.	31,400	471,955
EDP – Energias do Brasil S.A.	19,300	437,564
Light S.A.	60,600	852,047
Tractebel Energia S.A.	9,300	165,680

Total Brazil		4,393,239
Canada – 6.6%
Atco Ltd. Class I	2,230	156,052
Canadian Utilities Ltd. Class A	3,500	227,835
Emera, Inc.	9,100	308,751
Fortis, Inc.(a)	8,800	284,132
Just Energy Group, Inc.(a)	45,002	621,370
TransAlta Corp.(a)	20,900	391,045

Total Canada		1,989,185
Chile – 7.6%
AES Gener S.A.	659,742	404,873
Aguas Andinas S.A. Class A	992,549	593,720
Cia General de Electricidad S.A.	62,831	329,259
Colbun S.A.	206,440	58,991
E.CL S.A.	106,083	293,312
Empresa Nacional de Electricidad S.A.	175,113	315,505
Enersis S.A.	740,012	300,325

Total Chile		2,295,985
China – 0.2%
China Longyuan Power Group Corp. Class H	68,000	56,842
Czech Republic – 1.3%
CEZ AS	8,804	376,658
Finland – 0.8%
Fortum Oyj	9,913	240,261
France – 3.9%
EDF S.A.	11,370	259,070
GDF Suez	14,399	371,423
Suez Environnement Co.	17,162	262,828

Veolia Environnement S.A.	17,991	$297,925

Total France		1,191,246
Germany – 4.0%
E.ON AG	23,528	562,727
RWE AG	13,772	656,670

Total Germany		1,219,397
Hong Kong – 4.7%
China Resources Power Holdings Co., Ltd.	93,700	173,545
CLP Holdings Ltd.	37,322	322,073
Guangdong Investment Ltd.	614,000	427,839
Hong Kong & China Gas Co., Ltd.	64,695	165,821
Power Assets Holdings Ltd.	44,386	325,863

Total Hong Kong		1,415,141
Indonesia – 1.0%
Perusahaan Gas Negara Persero Tbk PT	687,000	285,499
Italy – 6.8%
A2A SpA(a)	310,498	248,714
ACEA SpA	46,219	293,470
Enel Green Power SpA	35,423	67,221
Enel SpA	66,276	239,361
Hera SpA	159,587	227,398
Iren SpA	286,930	245,502
Snam SpA	73,429	352,614
Terna Rete Elettrica Nazionale SpA	95,562	383,561

Total Italy		2,057,841
Japan – 12.7%
Chubu Electric Power Co., Inc.(a)	24,800	450,224
Chugoku Electric Power Co., Inc. (The)(a)	26,400	493,065
Electric Power Development Co., Ltd.(a)	12,842	350,173
Hokkaido Electric Power Co., Inc.	25,200	372,052
Hokuriku Electric Power Co.	18,400	334,484
Kansai Electric Power Co., Inc. (The)(a)	22,900	356,739
Kyushu Electric Power Co., Inc.	27,900	399,710
Osaka Gas Co., Ltd.	62,000	250,125
Shikoku Electric Power Co., Inc.(a)	14,261	404,288
Toho Gas Co., Ltd.(a)	34,000	201,616
Tokyo Gas Co., Ltd.	48,000	227,474

Total Japan		3,839,950
Malaysia – 4.1%
Petronas Gas Bhd	89,600	492,530
Tenaga Nasional Bhd	114,200	239,695
YTL Corp. Bhd	212,400	124,105
YTL Power International Bhd	629,700	380,266

Total Malaysia		1,236,596
New Zealand – 0.8%
Contact Energy Ltd.*	60,580	234,808
Philippines – 2.6%
Aboitiz Power Corp.	518,000	408,995
Energy Development Corp.	1,220,400	170,546
Manila Electric Co.	35,420	216,142

Total Philippines		795,683

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 31, 2012

Investments	Shares	Value

Poland – 0.6%
PGE S.A.	27,666	$171,116
Portugal – 1.5%
EDP-Energias de Portugal S.A.	160,226	465,366
South Korea – 0.5%
Korea Gas Corp.	4,250	161,853
Spain – 5.8%
Acciona S.A.	3,104	216,435
Enagas S.A.	17,627	338,728
Endesa S.A.	11,919	237,136
Gas Natural SDG S.A.	24,866	396,706
Iberdrola S.A.	52,548	297,897
Red Electrica Corp. S.A.	5,559	271,613

Total Spain		1,758,515
Switzerland – 0.6%
BKW S.A.*	5,400	193,572
Thailand – 2.6%
Glow Energy PCL	193,700	386,144
Ratchaburi Electricity Generating Holding PCL	296,300	396,187

Total Thailand		782,331
United Kingdom – 11.7%
Centrica PLC	79,504	401,915
Drax Group PLC	80,554	700,800
International Power PLC	44,166	285,793
National Grid PLC	45,613	459,497
Pennon Group PLC	28,260	321,259
Severn Trent PLC	17,984	443,652
SSE PLC	20,874	443,241
United Utilities Group PLC	48,526	466,358

Total United Kingdom		3,522,515
TOTAL COMMON STOCKS (Cost: $34,174,048)		29,892,976
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
WisdomTree India Earnings Fund(a)(b) (Cost: $183,378)	8,221	158,501
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $14,947)	14,947	14,947
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.9%
MONEY MARKET FUND – 13.9%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c) (Cost: $4,207,707)(d)	4,207,707	4,207,707
TOTAL INVESTMENTS IN SECURITIES – 113.3% (Cost: $38,580,080)		34,274,131
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (13.3)%		(4,033,183)

NET ASSETS – 100.0%		$30,240,948

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $4,002,917 and the total market value of the collateral held by the Fund was $4,207,707.

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2012

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 25.2%
Australand Property Group	270,274	$716,775
CFS Retail Property Trust	1,210,094	2,243,937
Charter Hall Office REIT(a)	153,003	488,190
Charter Hall Retail REIT	136,466	446,735
Commonwealth Property Office Fund	872,074	889,873
Dexus Property Group	1,824,537	1,644,412
Goodman Group	2,037,975	1,456,755
GPT Group	690,200	2,230,839
GPT Group In Specie†*‡	2,305,813	—
Investa Office Fund(b)	1,126,268	740,891
Lend Lease Group(b)	139,319	1,078,126
Mirvac Group	1,455,738	1,764,443
Stockland	1,061,220	3,232,149
Westfield Group	1,115,484	10,203,817
Westfield Retail Trust	42,188	112,758

Total Australia		27,249,700
Austria – 0.1%
Conwert Immobilien Invest SE	11,103	133,590
Belgium – 0.8%
Befimmo SCA Sicafi	4,749	315,137
Cofinimmo	4,172	512,250

Total Belgium		827,387
Brazil – 1.3%
Aliansce Shopping Centers S.A.	4,984	47,318
BR Malls Participacoes S.A.	17,800	230,269
BR Properties S.A.	3,874	49,521
Brasil Brokers Participacoes S.A.	22,400	96,879
Iguatemi Empresa de Shopping Centers S.A.	7,100	163,071
JHSF Participacoes S.A.	140,700	461,210
LPS Brasil Consultoria de Imoveis S.A.	3,600	73,962
Multiplan Empreendimentos Imobiliarios S.A.	13,500	310,138

Total Brazil		1,432,368
Canada – 9.9%
Allied Properties Real Estate Investment Trust	11,249	291,622
Artis Real Estate Investment Trust(a)	23,718	383,731
Boardwalk Real Estate Investment Trust	12,419	709,515
Brookfield Asset Management, Inc. Class A(a)	44,315	1,395,360
Brookfield Office Properties, Inc.	69,908	1,213,571
Calloway Real Estate Investment Trust(a)	26,896	729,552
Canadian Apartment Properties REIT(a)	19,157	431,461
Canadian Real Estate Investment Trust(a)	12,687	468,535
Chartwell Seniors Housing Real Estate Investment Trust(a)	40,695	371,750
Cominar Real Estate Investment Trust	19,309	452,079
Dundee Real Estate Investment Trust(a)	13,678	481,731
Extendicare Real Estate Investment Trust(a)	26,830	212,074
First Capital Realty, Inc.(a)	36,938	659,706
H&R Real Estate Investment Trust(a)	29,700	703,089
Primaris Retail Real Estate Investment Trust(a)	19,761	427,863
RioCan Real Estate Investment Trust(a)	65,600	1,774,144

Total Canada		10,705,783

Chile – 0.1%
Parque Arauco S.A.	53,854	$109,220
China – 0.9%
Guangzhou R&F Properties Co., Ltd. Class H(a)	831,200	990,289
Finland – 0.2%
Citycon Oyj	12,521	41,852
Sponda Oyj	46,828	192,695

Total Finland		234,547
France – 8.1%
Fonciere des Regions	14,635	1,173,848
Gecina S.A.	12,835	1,339,016
ICADE	9,233	822,452
Klepierre	40,508	1,402,557
Mercialys S.A.	18,689	660,282
Societe Immobiliere de Location pour l’Industrie et le Commerce	3,573	393,595
Unibail-Rodamco SE	14,824	2,960,181

Total France		8,751,931
Germany – 0.5%
Alstria Office REIT AG	12,663	142,141
Deutsche Euroshop AG	6,852	241,351
Deutsche Wohnen AG	7,694	113,527

Total Germany		497,019
Hong Kong – 20.3%
Champion Real Estate Investment Trust	1,193,000	505,534
Cheung Kong Holdings Ltd.	276,238	3,568,608
China Overseas Land & Investment Ltd.	667,800	1,269,543
Franshion Properties China Ltd.	496,000	127,769
Hang Lung Group Ltd.	97,649	632,002
Hang Lung Properties Ltd.	450,283	1,649,994
Henderson Land Development Co., Ltd.	202,320	1,116,617
Hopewell Holdings Ltd.	176,000	482,844
Hysan Development Co., Ltd.	96,115	385,005
Kowloon Development Co., Ltd.	250,398	251,559
Link REIT (The)	397,946	1,481,278
New World Development Co., Ltd.	618,682	743,470
Regal Real Estate Investment Trust	1,254,000	316,569
Shenzhen Investment Ltd.	977,900	212,861
Sino Land Co., Ltd.	787,735	1,258,103
Sino-Ocean Land Holdings Ltd.(a)	824,600	391,908
Sun Hung Kai Properties Ltd.	293,871	3,652,570
Swire Pacific Ltd. Class A	129,959	1,457,101
Swire Pacific Ltd. Class B	445,798	981,858
Wharf Holdings Ltd.	248,872	1,352,704
Wheelock & Co., Ltd.	39,231	118,239

Total Hong Kong		21,956,136
Indonesia – 0.1%
Bumi Serpong Damai PT	388,574	54,819
Lippo Karawaci Tbk PT	559,000	48,906

Total Indonesia		103,725

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2012

Investments	Shares	Value

Israel – 0.5%
Azrieli Group	12,860	$311,096
Gazit-Globe Ltd.	23,987	245,886

Total Israel		556,982
Italy - 0.1%
Beni Stabili SpA	258,869	158,649
Japan – 6.0%
Aeon Mall Co., Ltd.	9,196	214,884
Daito Trust Construction Co., Ltd.	19,100	1,724,443
Daiwa House Industry Co., Ltd.	49,000	651,388
Hulic Co., Ltd.	11,100	134,611
Mitsubishi Estate Co., Ltd.	56,589	1,014,951
Mitsui Fudosan Co., Ltd.	69,308	1,333,186
Nomura Real Estate Holdings, Inc.	17,965	318,500
Sumitomo Real Estate Sales Co., Ltd.	3,666	172,397
Sumitomo Realty & Development Co., Ltd.	29,279	709,783
Tokyu Land Corp.	48,168	237,050

Total Japan		6,511,193
Malaysia – 0.2%
IGB Corp. Bhd	129,200	116,822
IJM Land Bhd	113,800	80,981

Total Malaysia		197,803
Netherlands – 2.4%
Corio N.V.	24,694	1,300,602
Eurocommercial Properties N.V.	9,197	347,956
Vastned Retail N.V.	6,379	334,487
Wereldhave N.V.	7,285	577,332

Total Netherlands		2,560,377
Norway – 0.0%
Norwegian Property ASA	27,810	43,294
Philippines – 1.0%
Ayala Land, Inc.	496,300	239,856
Megaworld Corp.	967,740	44,178
Robinsons Land Corp.	574,300	220,704
SM Prime Holdings, Inc.	1,501,500	591,018

Total Philippines		1,095,756
Singapore – 8.1%
Ascendas Real Estate Investment Trust	590,901	949,314
Ascott Residence Trust	185,118	156,799
CapitaCommercial Trust	689,635	669,149
CapitaLand Ltd.	400,589	994,025
CapitaMall Trust	691,786	993,100
CapitaMalls Asia Ltd.	256,000	332,891
CDL Hospitality Trusts	202,432	279,333
City Developments Ltd.	68,103	614,760
GuocoLand Ltd.	144,000	222,182
Keppel Land Ltd.	304,168	839,434
K-REIT Asia(a)	363,000	278,598
Mapletree Industrial Trust	242,173	211,866
Mapletree Logistics Trust	500,187	375,931
Singapore Land Ltd.	60,544	288,912
Suntec Real Estate Investment Trust	599,828	596,322

United Industrial Corp., Ltd.	74,000	$164,202
UOL Group Ltd.	105,000	395,832
Wheelock Properties Singapore Ltd.	198,000	296,839
Wing Tai Holdings Ltd.	123,000	125,216

Total Singapore		8,784,705
South Africa – 3.9%
Capital Property Fund	227,206	270,887
Emira Property Fund	180,755	292,051
Fountainhead Property Trust	456,692	434,404
Growthpoint Properties Ltd.	512,549	1,335,711
Hyprop Investments Ltd.	49,869	373,633
Redefine Properties Ltd.*	1,047,741	1,089,440
Resilient Property Income Fund Ltd.	86,766	435,834

Total South Africa		4,231,960
Sweden – 1.5%
Atrium Ljungberg AB Class B	17,501	207,574
Castellum AB	29,228	367,148
Fabege AB	34,822	299,396
Hufvudstaden AB Class A	28,290	298,234
Kungsleden AB	21,481	148,918
Wallenstam AB Class B	15,588	150,938
Wihlborgs Fastigheter AB	13,367	188,357

Total Sweden		1,660,565
Switzerland – 1.0%
Swiss Prime Site AG*	12,798	1,061,957
Taiwan – 1.1%
Farglory Land Development Co., Ltd.	285,000	573,582
Highwealth Construction Corp.	258,000	447,563
Ruentex Development Co., Ltd.	89,105	131,328

Total Taiwan		1,152,473
Thailand – 0.8%
Central Pattana PCL	98,000	146,126
Land and Houses PCL NVDR	2,607,786	583,265
Pruksa Real Estate PCL	303,300	148,455

Total Thailand		877,846
Turkey – 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	278,415	362,288
United Kingdom – 5.2%
British Land Co. PLC	182,039	1,395,803
Capital & Counties Properties PLC	28,862	88,447
Capital Shopping Centres Group PLC	134,951	714,558
Derwent London PLC	6,934	193,325
Great Portland Estates PLC	29,807	171,399
Hammerson PLC	113,403	753,024
Land Securities Group PLC	110,056	1,270,459
London & Stamford Property PLC	131,407	231,791
Segro PLC	166,650	625,191
Shaftesbury PLC	19,260	151,555

Total United Kingdom		5,595,552
TOTAL COMMON STOCKS (Cost: $108,419,114)		107,843,095

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2012

Investments	Shares	Value

SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $190,104)	190,104	$190,104
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.4%
MONEY MARKET FUND – 8.4%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c)
(Cost: $9,057,136)(d)	9,057,136	9,057,136
TOTAL INVESTMENTS IN SECURITIES – 108.2% (Cost: $117,666,354)		117,090,335
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.2)%		(8,869,114)

NET ASSETS – 100.0%		$108,221,221

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

‡	Restricted security. At March 31, 2012, the value of the security amounted to $0 and 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2012 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2012.

(d)	At March 31, 2012, the total market value of the Fund’s securities on loan was $8,594,405 and the total market value of the collateral held by the Fund was $9,057,136.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Statements of Assets and Liabilities

WisdomTree International Dividend and Sector Funds

March 31, 2012

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$423,056,299	$200,111,278	$94,448,857	$30,789,909	$770,867,353

Investment in affiliates, at cost (Note 7)	387,001	813,350	231,536	1,092	—

Foreign currency, at cost	338,185	54,603	85,696	—	280,116
Investment in securities, at value (including securities on loan) (Note 2)[1]	416,309,808	187,621,500	96,146,983	31,212,837	773,327,549

Investment in affiliates, at value (Note 7)	388,791	820,710	238,105	1,251	—

Foreign currency, at value	338,462	54,716	85,929	—	280,226

Unrealized appreciation on forward foreign currency contracts	—	118	57	465	8,806,044

Receivables:

Dividends and interest	1,749,574	799,784	382,427	125,277	7,063,267

Foreign tax reclaims	618,733	176,001	47,379	26,246	—

Investment securities and forward foreign currency contracts sold	1,246,077	—	200,787	196,659	—

Capital shares sold	—	—	—	—	7,331,802
Total Assets	420,651,445	189,472,829	97,101,667	31,562,735	796,808,888
LIABILITIES:

Due to custodian	1,048,591	—	207,433	30,251	—

Unrealized depreciation on forward foreign currency contracts	—	—	—	—	348,516

Payables:

Collateral for securities on loan (Note 2)	34,221,578	13,561,501	5,541,194	2,686,845	173,505,428

Investment securities and forward foreign currency contracts purchased	30,259	16,872	5,998	163,665	16,020,918

Advisory fees (Note 3)	147,247	84,332	42,688	13,989	225,200

Service fees (Note 2)	1,354	643	325	106	2,064
Total Liabilities	35,449,029	13,663,348	5,797,638	2,894,856	190,102,126
NET ASSETS	$385,202,416	$175,809,481	$91,304,029	$28,667,879	$606,706,762
NET ASSETS:

Paid-in capital	$614,628,576	$265,673,360	$111,464,457	$54,050,105	$640,245,108

Undistributed net investment income	1,022,525	299,938	173,689	83,518	5,575,936

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(223,736,484)	(77,687,847)	(22,039,721)	(25,888,610)	(50,082,345)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6,712,201)	(12,475,970)	1,705,604	422,866	10,968,063
NET ASSETS	$385,202,416	$175,809,481	$91,304,029	$28,667,879	$606,706,762
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,650,000	4,550,000	2,200,000	750,000	16,550,000
Net asset value per share	$44.53	$38.64	$41.50	$38.22	$36.66
[1]	Market value of securities out on loan were as follows: $32,206,996, $12,812,908, $5,250,315, $2,325,126, and $164,639,402, respectively.

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$60,096,109	$200,816,749	$86,511,755	$69,741,486	$185,673,698

Investment in affiliates, at cost (Note 7)	412,281	—	2,464,182	—	26,065

Foreign currency, at cost	30,459	139,109	60,691	34,600	94,030
Investment in securities, at value (including securities on loan) (Note 2)[1]	58,019,996	213,260,896	89,428,564	69,688,217	179,423,124

Investment in affiliates, at value (Note 7)	385,394	—	2,198,209	—	30,021

Cash	—	—	9,421	—	—

Foreign currency, at value	30,435	139,189	62,279	34,600	94,018

Unrealized appreciation on forward foreign currency contracts	—	795	—	—	—

Receivables:

Dividends and interest	162,798	2,209,781	255,925	507,074	670,824

Investment securities and forward foreign currency contracts sold	—	779,924	—	—	—

Foreign tax reclaims	11,264	—	1,312	—	242,579
Total Assets	58,609,887	216,390,585	91,955,710	70,229,891	180,460,566
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	16	—	—	—	—

Payables:

Collateral for securities on loan (Note 2)	2,801,979	22,221,471	2,242,390	8,661,931	13,139,642

Investment securities and forward foreign currency contracts purchased	4,733	904,256	4,839	82,654	—

Advisory fees (Note 3)	28,805	92,443	35,711	29,249	67,155

Service fees (Note 2)	220	702	336	222	617
Total Liabilities	2,835,753	23,218,872	2,283,276	8,774,056	13,207,414
NET ASSETS	$55,774,134	$193,171,713	$89,672,434	$61,455,835	$167,253,152
NET ASSETS:

Paid-in capital	$71,442,992	$207,597,232	$107,123,936	$78,355,989	$220,882,190

Undistributed net investment income	60,053	1,734,559	3,116	127,330	310,663

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(13,625,006)	(28,614,820)	(20,101,529)	(16,960,532)	(47,708,420)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,103,905)	12,454,742	2,646,911	(66,952)	(6,231,281)
NET ASSETS	$55,774,134	$193,171,713	$89,672,434	$61,455,835	$167,253,152
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,100,000	4,250,000	1,400,000	1,100,000	3,900,000
Net asset value per share	$50.70	$45.45	$64.05	$55.87	$42.89
[1]	Market value of securities out on loan were as follows: $2,668,103, $20,983,422, $2,160,524, $8,203,868, and $12,349,997. respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
ASSETS:

Investments, at cost	$373,617,087	$118,747,046	$435,581,317	$3,520,207,388	$991,995,369

Investment in affiliates, at cost (Note 7)	4,505	71,003	197,706	2,163,775	9,161,949

Foreign currency, at cost	115,741	71,040	104,628	15,254,430	6,299,625
Investment in securities, at value (including securities on loan) (Note 2)[1]	373,310,649	117,820,475	474,183,006	3,715,108,434	1,026,188,322

Investment in affiliates, at value (Note 7)	5,215	83,013	232,186	2,136,100	8,288,469

Cash	—	—	—	—	637,151

Foreign currency, at value	115,882	71,180	104,356	15,255,856	6,329,648

Unrealized appreciation on forward foreign currency contracts	—	—	—	—	6,040

Receivables:

Dividends and interest	1,183,874	640,943	3,564,555	9,968,889	2,603,585

Foreign tax reclaims	206,193	96,857	198,942	51,336	50,409

Investment securities and forward foreign currency contracts sold	926,892	1,016	1,017,931	2,584,380	1,963,967

Capital shares sold	—	—	—	54,590,170	8,215,760
Total Assets	375,748,705	118,713,484	479,300,976	3,799,695,165	1,054,283,351
LIABILITIES:

Due to custodian	741,861	—	490,748	10,102,926	—

Unrealized depreciation on forward foreign currency contracts	—	—	389	17,420	1,462

Payables:

Collateral for securities on loan (Note 2)	18,845,635	12,838,834	53,904,019	90,237,031	14,313,135

Investment securities and forward foreign currency contracts purchased	—	—	434,614	56,576,088	16,576,033

Advisory fees (Note 3)	168,190	51,626	205,301	1,857,948	521,481

Service fees (Note 2)	1,279	393	1,562	12,979	3,668
Total Liabilities	19,756,965	12,890,853	55,036,633	158,804,392	31,415,779
NET ASSETS	$355,991,740	$105,822,631	$424,264,343	$3,640,890,773	$1,022,867,572
NET ASSETS:

Paid-in capital	$502,540,444	$186,217,370	$610,517,085	$3,536,315,233	$1,023,786,960

Undistributed net investment income	455,453	441,765	2,243,811	5,258,481	5,299,833

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(146,700,697)	(79,923,116)	(227,119,420)	(95,408,902)	(39,561,966)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(303,460)	(913,388)	38,622,867	194,725,961	33,342,745
NET ASSETS	$355,991,740	$105,822,631	$424,264,343	$3,640,890,773	$1,022,867,572
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,550,000	2,200,000	8,600,000	63,500,000	21,400,000
Net asset value per share	$41.64	$48.10	$49.33	$57.34	$47.80
[1]	Market value of securities out on loan were as follows: $17,951,213, $12,069,627, $49,974,592, $84,663,628, and $13,664,499, respectively.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend and Sector Funds

March 31, 2012

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:
Investments, at cost	$12,666,652	$21,717,671	$34,573,900	$34,732,016	$38,396,702	$117,666,354
Investment in affiliates, at cost (Note 7)	—	34,544	10,676	206,525	183,378	—
Foreign currency, at cost	78,925	16,531	3,390	19,020	9,134	246,153
Investment in securities, at value (including securities on loan) (Note 2)[1]	13,887,856	22,453,820	34,175,145	32,449,388	34,115,630	117,090,335
Investment in affiliates, at value (Note 7)	—	34,707	12,952	175,429	158,501	—
Cash	—	—	2,389	—	1,000	234,680
Foreign currency, at value	78,914	16,587	3,392	18,918	9,134	246,596
Unrealized appreciation on forward foreign currency contracts	—	206,598	1	2	—	549
Receivables:
Dividends and interest	143,060	98,339	176,955	55,479	157,435	306,485
Foreign tax reclaims	—	22,057	28,395	11,248	22,271	9,730
Investment securities and forward foreign currency contracts sold	53,567	39,246	—	—	—	1,834
Total Assets	14,163,397	22,871,354	34,399,229	32,710,464	34,463,971	117,890,209
LIABILITIES:
Due to custodian	—	—	—	354	—	—
Unrealized depreciation on forward foreign currency contracts	16	24,365	—	—	—	1,525
Payables:
Collateral for securities on loan (Note 2)	—	629,327	2,944,521	1,234,839	4,207,707	9,057,136
Investment securities and forward foreign currency contracts purchased	114,422	243,861	—	7,338	—	552,983
Advisory fees (Note 3)	8,049	8,748	15,639	15,816	15,200	56,911
Service fees (Note 2)	52	1,824	119	121	116	433
Other expenses	2,368	80	—	—	—	—
Total Liabilities	124,907	908,205	2,960,279	1,258,468	4,223,023	9,668,988
NET ASSETS	$14,038,490	$21,963,149	$31,438,950	$31,451,996	$30,240,948	$108,221,221
NET ASSETS:
Paid-in capital	$21,599,052	$23,322,072	$46,709,534	$46,968,822	$55,676,046	$168,728,864
Undistributed (Distributions in excess of) net investment income	151,353	62,976	76,664	17,759	68,845	(4,245,470)
Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(8,933,104)	(2,341,390)	(14,950,469)	(13,220,593)	(21,196,712)	(55,685,579)
Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,221,189	919,491	(396,779)	(2,313,992)	(4,307,231)	(576,594)
NET ASSETS	$14,038,490	$21,963,149	$31,438,950	$31,451,996	$30,240,948	$108,221,221
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	900,000	500,000	1,000,000	1,250,000	1,600,000	4,100,000
Net asset value per share	$15.60	$43.93	$31.44	$25.16	$18.90	$26.40
[1]	Market value of securities out on loan were as follows: $0, $589,006, $2,803,196, $1,179,196, $4,002,917, and $8,594,405, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Statements of Operations

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2012

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$17,829,174	$7,482,335	$3,783,528	$1,048,223	$14,032,638

Dividends from affiliates (Note 7)	105,941	41,516	17,171	1,100	—

Interest	—	—	49	3,958	—

Securities lending income (Note 2)	697,262	250,266	106,557	43,660	99,038
Total investment income	18,632,377	7,774,117	3,907,305	1,096,941	14,131,676
EXPENSES:

Advisory fees (Note 3)	1,900,693	830,776	443,128	145,341	2,347,008

Service fees (Note 2)	17,423	6,302	3,362	1,103	21,514
Total expenses	1,918,116	837,078	446,490	146,444	2,368,522
Expense reimbursements/waivers (Note 3)	(5,203)	(2,245)	(1,056)	(122)	—
Net expenses	1,912,913	834,833	445,434	146,322	2,368,522
Net investment income	16,719,464	6,939,284	3,461,871	950,619	11,763,154
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	5,547,648	(1,638,520)	1,464,020	(20,005)	(28,401,065)

Investment transactions from affiliates (Note 7)	(448,231)	(100,802)	(42,686)	(17,412)	—

In-kind redemptions	(1,294,220)	—	—	(86,566)	4,230,366

In-kind redemptions from affiliates (Note 7)	2,026	—	—	149	—

Forward foreign currency contracts and foreign currency related transactions	(111,962)	(42,447)	(29,101)	(8,944)	(9,182,465)
Net realized gain (loss)	3,695,261	(1,781,769)	1,392,233	(132,778)	(33,353,164)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(53,393,915)	(14,023,733)	(6,513,214)	(3,234,973)	17,438,420

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(17,749)	(5,876)	(3,463)	(1,022)	(310,028)
Net change in unrealized appreciation (depreciation)	(53,411,664)	(14,029,609)	(6,516,677)	(3,235,995)	17,128,392
Net realized and unrealized loss on investments	(49,716,403)	(15,811,378)	(5,124,444)	(3,368,773)	(16,224,772)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,996,939)	$(8,872,094)	$(1,662,573)	$(2,418,154)	$(4,461,618)

[1]	Net of foreign withholding tax of $1,692,031, $660,682, $315,469, $108,648 and $1,050,284, respectively.

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2012

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,849,860	$4,536,966	$2,924,467	$3,243,567	$6,480,503

Dividends from affiliates (Note 7)	4,730	1,611	18,265	2,406	30,094

Securities lending income (Note 2)	39,585	81,540	16,098	55,236	229,237
Total investment income	1,894,175	4,620,117	2,958,830	3,301,209	6,739,834
EXPENSES:

Advisory fees (Note 3)	332,537	1,240,122	364,607	332,196	670,975

Service fees (Note 2)	2,523	9,408	3,342	2,520	6,151
Total expenses	335,060	1,249,530	367,949	334,716	677,126
Expense reimbursements/waivers (Note 3)	(3,216)	(1,979)	(7,180)	(29)	(1,165)
Net expenses	331,844	1,247,551	360,769	334,687	675,961
Net investment income	1,562,331	3,372,566	2,598,061	2,966,522	6,063,873
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(374,815)	(12,602,356)	(4,136,599)	(1,868,365)	(5,054,572)

Investment transactions from affiliates (Note 7)	(127,512)	(39,128)	(6,395)	(8,509)	(83,271)

In-kind redemptions	5,078,987	13,757,885	8,907,657	6,763,486	4,460,492

In-kind redemptions from affiliates (Note 7)	643	(8,488)	(10,676)	16,310	1,397

Forward foreign currency contracts and foreign currency related transactions	(82,754)	22,096	(168,679)	(32,657)	(36,304)
Net realized gain (loss)	4,494,549	1,130,009	4,585,308	4,870,265	(712,258)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(9,404,378)	8,036,206	(8,035,319)	(8,235,223)	(12,409,775)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,135)	29,221	(13,911)	(31,422)	(1,766)
Net change in unrealized appreciation (depreciation)	(9,406,513)	8,065,427	(8,049,230)	(8,266,645)	(12,411,541)
Net realized and unrealized gain (loss) on investments	(4,911,964)	9,195,436	(3,463,922)	(3,396,380)	(13,123,799)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,349,633)	$12,568,002	$(865,861)	$(429,858)	$(7,059,926)

[1]	Net of foreign withholding tax of $184,888, $341,088, $172,180, $36,803 and $622,800, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	133

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2012

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$10,190,108	$5,272,177	$17,000,936	$95,215,379	$31,777,161

Dividends from affiliates (Note 7)	44,723	23,662	40,957	83,246	79,830

Securities lending income (Note 2)	350,281	242,894	553,115	380,042	240,488
Total investment income	10,585,112	5,538,733	17,595,008	95,678,667	32,097,479
EXPENSES:

Advisory fees (Note 3)	1,283,015	752,251	2,412,430	12,679,378	5,387,984

Service fees (Note 2)	9,734	5,707	18,304	88,555	37,630
Total expenses	1,292,749	757,958	2,430,734	12,767,933	5,425,614
Expense reimbursements/waivers (Note 3)	(4,056)	(1,685)	(5,331)	(5,490)	(59,054)
Net expenses	1,288,693	756,273	2,425,403	12,762,443	5,366,560
Net investment income	9,296,419	4,782,460	15,169,605	82,916,224	26,730,919
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	2,116,283	(6,697,133)	(7,921,529)	(48,548,764)	(5,537,031)

Investment transactions from affiliates (Note 7)	(187,195)	(20,700)	44,138	(140,950)	(2,450,200)

In-kind redemptions	727,751	2,908,195	4,129,782	36,439,977	14,758,247

In-kind redemptions from affiliates (Note 7)	3,048	2,128	7,167	—	40,509

Forward foreign currency contracts and foreign currency related transactions	(102,629)	(22,828)	3,626	(5,059,484)	(626,431)
Net realized gain (loss)	2,557,258	(3,830,338)	(3,736,816)	(17,309,221)	6,185,094
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(15,370,298)	(13,497,453)	(29,689,976)	521,064	(97,633,116)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(22,873)	(6,541)	6,452	(241,093)	(56,734)
Net change in unrealized appreciation (depreciation)	(15,393,171)	(13,503,994)	(29,683,524)	279,971	(97,689,850)
Net realized and unrealized loss on investments	(12,835,913)	(17,334,332)	(33,420,340)	(17,029,250)	(91,504,756)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,539,494)	$(12,551,872)	$(18,250,735)	65,886,974	(64,773,837)

[1]	Net of foreign withholding tax of $940,887, $505,753, $1,315,761, $11,009,419, and $5,207,986, respectively.

See Notes to Financial Statements.

134	WisdomTree International Dividend and Sector Funds

Statements of Operations (concluded)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2012

	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$1,076,263	$869,809	$1,407,570	$1,587,220	$1,586,203	$5,782,460

Dividends from affiliates (Note 7)	—	2,132	1,047	2,499	1,778	12,951

Securities lending income (Note 2)	—	26,138	39,582	63,264	66,730	128,367
Total investment income	1,076,263	898,079	1,448,199	1,652,983	1,654,711	5,923,778
EXPENSES:

Advisory fees (Note 3)	118,125	94,307	204,834	232,339	189,502	694,902

Service fees (Note 2)	546	865	1,554	1,763	1,438	5,272

Custody and accounting	93,259	47,597	—	—	—	—

Professional fees	44,156	44,192	—	—	—	—

IOPV fees[2]	18,100	10,500	—	—	—	—

Printing	17,315	17,451	—	—	—	—

Pricing	10,584	17,845	—	—	—	—

Listing costs	6,500	5,000	—	—	—	—

Insurance	3,705	3,734	—	—	—	—

Compliance	1,915	1,915	—	—	—	—

Other	2,979	2,996	—	—	—	—
Total expenses	317,184	246,402	206,388	234,102	190,940	700,174
Expense reimbursements/waivers (Note 3)	(163,552)	(131,789)	(243)	(1,257)	(1,074)	(688)
Net expenses	153,632	114,613	206,145	232,845	189,866	699,486
Net investment income	922,631	783,466	1,242,054	1,420,138	1,464,845	5,224,292
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(244,892)	(137,026)	2,908,550	57,461	(11,409,758)	(160,393)

Investment transactions from affiliates (Note 7)	—	(31,242)	(30,656)	(39,443)	(24,863)	(122,837)

In-kind redemptions	—	692,610	469,212	(733,100)	242,290	2,656,587

In-kind redemptions from affiliates (Note 7)	—	—	1,081	(13,234)	6,811	(251)

Forward foreign currency contracts and foreign currency related transactions	(6,638)	(314,304)	(28,319)	(61,608)	(52,774)	(26,162)
Net realized gain (loss)	(251,530)	210,038	3,319,868	(789,924)	(11,238,294)	2,346,944
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(646,916)	(2,314,024)	(5,934,484)	(7,614,566)	7,209,945	(13,825,824)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	310	431,526	(4,082)	(2,559)	(2,459)	469
Net change in unrealized appreciation (depreciation)	(646,606)	(1,882,498)	(5,938,566)	(7,617,125)	7,207,486	(13,825,355)
Net realized and unrealized loss on investments	(898,136)	(1,672,460)	(2,618,698)	(8,407,049)	(4,030,808)	(11,478,411)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,495	$(888,994)	$(1,376,644)	$(6,986,911)	$(2,565,963)	$(6,254,119)

[1]	Net of foreign withholding tax of $90,823, $84,054, $139,836, $155,272, $183,693, and $437,773, respectively.

[2]	IOVP fees – Indicative Optimized Portfolio Value – is the real-time estimation of the net asset value of the Fund.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	135

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$16,719,464	$14,585,334	$6,939,284	$5,386,264	$3,461,871	$2,136,651

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	3,695,261	(10,765,454)	(1,781,769)	(8,141,358)	1,392,233	(791,425)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(53,411,664)	38,462,539	(14,029,609)	11,649,847	(6,516,677)	6,562,848
Net increase (decrease) in net assets resulting from operations	(32,996,939)	42,282,419	(8,872,094)	8,894,753	(1,662,573)	7,908,074
DIVIDENDS:

Net investment income	(16,801,126)	(14,637,890)	(6,808,884)	(5,400,141)	(3,425,601)	(2,060,172)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	33,703,878	19,124,551	60,036,022	2,204,839	18,244,724	29,257,792

Cost of shares redeemed	(56,700,428)	(24,677,653)	—	(16,542,512)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(22,996,550)	(5,553,102)	60,036,022	(14,337,673)	18,244,724	29,257,792
Net Increase (Decrease) in Net Assets	(72,794,615)	22,091,427	44,355,044	(10,843,061)	13,156,550	35,105,694
NET ASSETS:

Beginning of year	$457,997,031	$435,905,604	$131,454,437	$142,297,498	$78,147,479	$43,041,785

End of year	$385,202,416	$457,997,031	$175,809,481	$131,454,437	$91,304,029	$78,147,479
Undistributed net investment income included in net assets at end of year	$1,022,525	$1,092,255	$299,938	$191,867	$173,689	$154,543
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	9,250,000	9,450,000	3,000,000	3,400,000	1,750,000	1,050,000

Shares created	750,000	400,000	1,550,000	50,000	450,000	700,000

Shares redeemed	(1,350,000)	(600,000)	—	(450,000)	—	—
Shares outstanding, end of year	8,650,000	9,250,000	4,550,000	3,000,000	2,200,000	1,750,000

See Notes to Financial Statements.

136	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Global ex-U.S. Growth Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$950,619	$773,071	$11,763,154	$6,622,465	$1,562,331	$957,587

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(132,778)	(726,338)	(33,353,164)	(21,754,422)	4,494,549	145,659

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,235,995)	5,089,392	17,128,392	(2,893,998)	(9,406,513)	3,253,681
Net increase (decrease) in net assets resulting from operations	(2,418,154)	5,136,125	(4,461,618)	(18,025,955)	(3,349,633)	4,356,927
DIVIDENDS:

Net investment income	(1,249,779)	(772,916)	(9,560,131)	(1,252,279)	(1,502,577)	(917,040)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,023,711	—	401,748,182	483,187,635	54,279,646	21,201,069

Cost of shares redeemed	(3,576,495)	(5,569,277)	(276,000,932)	(23,678,853)	(43,099,447)	—
Net increase (decrease) in net assets resulting from capital share transactions	3,447,216	(5,569,277)	125,747,250	459,508,782	11,180,199	21,201,069
Net Increase (Decrease) in Net Assets	(220,717)	(1,206,068)	111,725,501	440,230,548	6,327,989	24,640,956
NET ASSETS:

Beginning of year	$28,888,596	$30,094,664	$494,981,261	$54,750,713	$49,446,145	$24,805,189

End of year	$28,667,879	$28,888,596	$606,706,762	$494,981,261	$55,774,134	$49,446,145
Undistributed net investment income included in net assets at end of year	$83,518	$383,628	$5,575,936	$5,918,195	$60,053	$83,053
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	650,000	800,000	13,400,000	1,300,000	900,000	500,000

Shares created	200,000	—	11,400,000	12,750,000	1,000,000	400,000

Shares redeemed	(100,000)	(150,000)	(8,250,000)	(650,000)	(800,000)	—
Shares outstanding, end of year	750,000	650,000	16,550,000	13,400,000	1,100,000	900,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	137

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Asia Pacific ex-Japan Fund		WisdomTree Australia Dividend Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,372,566	$3,530,671	$2,598,061	$3,422,364	$2,966,522	$4,257,602

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	1,130,009	(618,739)	4,585,308	(11,815)	4,870,265	772,038

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	8,065,427	8,707,119	(8,049,230)	8,273,031	(8,266,645)	2,230,713
Net increase (decrease) in net assets resulting from operations	12,568,002	11,619,051	(865,861)	11,683,580	(429,858)	7,260,353
DIVIDENDS:

Net investment income	(4,623,191)	(2,383,352)	(2,604,968)	(3,365,676)	(3,116,253)	(4,176,991)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	65,220,185	121,144,708	51,180,847	—	40,313,641	—

Cost of shares redeemed	(115,678,745)	(52,544,856)	(46,425,372)	(8,963,414)	(55,448,586)	(40,285,077)
Net increase (decrease) in net assets resulting from capital share transactions	(50,458,560)	68,599,852	4,755,475	(8,963,414)	(15,134,945)	(40,285,077)
Net Increase (Decrease) in Net Assets	(42,513,749)	77,835,551	1,284,646	(645,510)	(18,681,056)	(37,201,715)
NET ASSETS:

Beginning of year	$235,685,462	$157,849,911	$88,387,788	$89,033,298	$80,136,891	$117,338,606

End of year	$193,171,713	$235,685,462	$89,672,434	$88,387,788	$61,455,835	$80,136,891
Undistributed net investment income included in net assets at end of year	$1,734,559	$2,617,816	$3,116	$152,356	$127,330	$260,728
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	5,450,000	3,800,000	1,300,000	1,450,000	1,300,000	2,050,000

Shares created	1,550,000	2,950,000	800,000	—	700,000	—

Shares redeemed	(2,750,000)	(1,300,000)	(700,000)	(150,000)	(900,000)	(750,000)
Shares outstanding, end of year	4,250,000	5,450,000	1,400,000	1,300,000	1,100,000	1,300,000

See Notes to Financial Statements.

138	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,063,873	$5,122,716	$9,296,419	$6,468,151	$4,782,460	$4,408,386

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(712,258)	(7,844,872)	2,557,258	5,411,710	(3,830,338)	(8,999,172)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(12,411,541)	14,632,223	(15,393,171)	6,125,539	(13,503,994)	22,823,910
Net increase (decrease) in net assets resulting from operations	(7,059,926)	11,910,067	(3,539,494)	18,005,400	(12,551,872)	18,233,124
DIVIDENDS:

Net investment income	(6,055,172)	(5,111,213)	(8,893,281)	(6,504,988)	(4,866,057)	(4,562,537)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	37,627,329	18,012,609	232,583,990	20,341,799	4,726,060	7,564,508

Cost of shares redeemed	(21,748,486)	(9,946,346)	(14,088,402)	(46,250,816)	(37,491,140)	(11,298,397)
Net increase (decrease) in net assets resulting from capital share transactions	15,878,843	8,066,263	218,495,588	(25,909,017)	(32,765,080)	(3,733,889)
Net Increase (Decrease) in Net Assets	2,763,745	14,865,117	206,062,813	(14,408,605)	(50,183,009)	9,936,698
NET ASSETS:

Beginning of year	$164,489,407	$149,624,290	$149,928,927	$164,337,532	$156,005,640	$146,068,942

End of year	$167,253,152	$164,489,407	$355,991,740	$149,928,927	$105,822,631	$156,005,640
Undistributed net investment income included in net assets at end of year	$310,663	$338,266	$455,453	$154,944	$441,765	$529,799
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,450,000	3,300,000	3,200,000	3,850,000	2,900,000	3,000,000

Shares created	900,000	400,000	5,700,000	450,000	100,000	150,000

Shares redeemed	(450,000)	(250,000)	(350,000)	(1,100,000)	(800,000)	(250,000)
Shares outstanding, end of year	3,900,000	3,450,000	8,550,000	3,200,000	2,200,000	2,900,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	139

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,169,605	$13,033,395	$82,916,224	$28,686,394	$26,730,919	$16,791,292

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(3,736,816)	1,082,096	(17,309,221)	24,026,620	6,185,094	20,653,525

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(29,683,524)	54,671,180	279,971	108,411,349	(97,689,850)	75,870,725
Net increase (decrease) in net assets resulting from operations	(18,250,735)	68,786,671	65,886,974	161,124,363	(64,773,837)	113,315,542
DIVIDENDS:

Net investment income	(16,614,951)	(12,889,846)	(77,715,398)	(27,419,477)	(29,482,802)	(16,528,911)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,562,054	7,115,479	2,547,732,465	761,512,984	285,736,124	603,777,470

Cost of shares redeemed	(31,135,099)	(17,179,451)	(220,269,968)	(110,950,763)	(96,074,894)	(115,855,535)
Net increase (decrease) in net assets resulting from capital share transactions	(16,573,045)	(10,063,972)	2,327,462,497	650,562,221	189,661,230	487,921,935
Net Increase (Decrease) in Net Assets	(51,438,731)	45,832,853	2,315,634,073	784,267,107	95,404,591	584,708,566
NET ASSETS:

Beginning of year	$475,703,074	$429,870,221	$1,325,256,700	$540,989,593	$927,462,981	$342,754,415

End of year	$424,264,343	$475,703,074	$3,640,890,773	$1,325,256,700	$1,022,867,572	$927,462,981
Undistributed net investment income included in net assets at end of year	$2,243,811	$3,400,417	$5,258,481	$3,108,011	$5,299,833	$2,762,129
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	8,950,000	9,150,000	21,900,000	10,400,000	17,400,000	7,700,000

Shares created	300,000	150,000	45,400,000	13,800,000	5,900,000	12,300,000

Shares redeemed	(650,000)	(350,000)	(3,800,000)	(2,300,000)	(1,900,000)	(2,600,000)
Shares outstanding, end of year	8,600,000	8,950,000	63,500,000	21,900,000	21,400,000	17,400,000

See Notes to Financial Statements.

140	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree International Hedged Equity Fund		WisdomTree Commodity Country Equity Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$922,631	$719,268	$783,466	$550,720	$1,242,054	$768,687

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(251,530)	(379,688)	210,038	(1,913,482)	3,319,868	(1,547,200)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(646,606)	704,694	(1,882,498)	2,487,486	(5,938,566)	6,543,070
Net increase (decrease) in net assets resulting from operations	24,495	1,044,274	(888,994)	1,124,724	(1,376,644)	5,764,557
DIVIDENDS:

Net investment income	(1,062,273)	(520,780)	(714,387)	(506,947)	(1,222,114)	(781,200)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	6,532,275	6,765,094	11,261,965	—	—

Cost of shares redeemed	(4,494,772)	—	(4,623,324)	—	(9,134,398)	(10,948,551)
Net increase (decrease) in net assets resulting from capital share transactions	(4,494,772)	6,532,275	2,141,770	11,261,965	(9,134,398)	(10,948,551)
Net Increase (Decrease) in Net Assets	(5,532,550)	7,055,769	538,389	11,879,742	(11,733,156)	(5,965,194)
NET ASSETS:

Beginning of year	$19,571,040	$12,515,271	$21,424,760	$9,545,018	$43,172,106	$49,137,300

End of year	$14,038,490	$19,571,040	$21,963,149	$21,424,760	$31,438,950	$43,172,106
Undistributed net investment income included in net assets at end of year	$151,353	$273,070	$62,976	$111,910	$76,664	$84,988
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,200,000	800,000	450,002	200,002	1,300,000	1,700,000

Shares created	—	400,000	150,000	250,000	—	—

Shares redeemed	(300,000)	—	(100,002)	—	(300,000)	(400,000)
Shares outstanding, end of year	900,000	1,200,000	500,000	450,002	1,000,000	1,300,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	141

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree Global Natural Resources Fund		WisdomTree Global ex-U.S. Utilities Fund		WisdomTree Global ex-U.S. Real Estate Fund
	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,420,138	$1,550,210	$1,464,845	$1,620,265	$5,224,292	$3,499,775

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(789,924)	(909,192)	(11,238,294)	(3,178,946)	2,346,944	(9,494,166)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(7,617,125)	12,510,654	7,207,486	1,889,228	(13,825,355)	24,163,353
Net increase (decrease) in net assets resulting from operations	(6,986,911)	13,151,672	(2,565,963)	330,547	(6,254,119)	18,168,962
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,347,737)	(1,511,977)	(1,419,373)	(1,705,615)	(5,496,750)	(10,473,002)

Return of capital	—	—	—	—	(371,334)	—
Total dividends and distributions	(1,347,737)	(1,511,977)	(1,419,373)	(1,705,615)	(5,868,084)	(10,473,002)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,039,593	22,597,082	1,931,981	—	20,078,805	31,927,456

Cost of shares redeemed	(13,525,579)	(30,532,835)	(5,041,058)	(10,637,587)	(22,405,761)	(1,228,615)
Net increase (decrease) in net assets resulting from capital share transactions	(9,485,986)	(7,935,753)	(3,109,077)	(10,637,587)	(2,326,956)	30,698,841
Net Increase (Decrease) in Net Assets	(17,820,634)	3,703,942	(7,094,413)	(12,012,655)	(14,449,159)	38,394,801
NET ASSETS:

Beginning of year	$49,272,630	$45,568,688	$37,335,361	$49,348,016	$122,670,380	$84,275,579

End of year	$31,451,996	$49,272,630	$30,240,948	$37,335,361	$108,221,221	$122,670,380
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$17,759	$6,966	$68,845	$75,147	$(4,245,470)	$(10,265,152)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,650,000	1,850,000	1,750,000	2,300,000	4,250,000	3,150,000

Shares created	150,000	950,000	100,000	—	750,000	1,150,000

Shares redeemed	(550,000)	(1,150,000)	(250,000)	(550,000)	(900,000)	(50,000)
Shares outstanding, end of year	1,250,000	1,650,000	1,600,000	1,750,000	4,100,000	4,250,000

See Notes to Financial Statements.

142	WisdomTree International Dividend and Sector Funds

Financial Highlights

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$49.51	$46.13	$32.00	$63.02	$64.15
Investment operations:
Net investment income[1]	1.90	1.58	2.00	1.89	1.70
Net realized and unrealized gain (loss)	(4.99)	3.39	14.24	(31.04)	(1.92)
Total from investment operations	(3.09)	4.97	16.24	(29.15)	(0.22)
Dividends and distributions to shareholders:
Net investment income	(1.89)	(1.59)	(2.11)	(1.87)	(0.91)
Capital gains	—	—	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(1.89)	(1.59)	(2.11)	(1.87)	(0.91)
Net asset value, end of year	$44.53	$49.51	$46.13	$32.00	$63.02

TOTAL RETURN[3]	(6.18)%	11.33%	51.43%	(46.61)%	(0.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$385,202	$457,997	$435,906	$302,385	$425,386
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.19%*	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.22%	3.50%	4.63%	4.01%	2.54%
Portfolio turnover rate[5]	27%	30%	97%	30%	10%

WisdomTree DEFA Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$43.82	$41.85	$28.43	$60.10	$63.62
Investment operations:
Net investment income[1]	1.90	1.75	1.56	2.45	2.20
Net realized and unrealized gain (loss)	(5.17)	2.01	13.44	(31.09)	(3.78)
Total from investment operations	(3.27)	3.76	15.00	(28.64)	(1.58)
Dividends to shareholders:
Net investment income	(1.91)	(1.79)	(1.58)	(3.03)	(1.94)
Net asset value, end of year	$38.64	$43.82	$41.85	$28.43	$60.10

TOTAL RETURN[3]	(7.45)%	9.74%	53.57%	(48.27)%	(2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$175,809	$131,454	$142,297	$88,123	$240,408
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.84%	4.39%	3.91%	5.27%	3.32%
Portfolio turnover rate[5]	32%	34%	36%	40%	16%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	143

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$44.66	$40.99	$26.84	$58.90	$63.15
Investment operations:
Net investment income[2]	1.86	1.52	2.07	2.32	2.16
Net realized and unrealized gain (loss)	(3.14)	3.63	14.28	(31.66)	(4.38)
Total from investment operations	(1.28)	5.15	16.35	(29.34)	(2.22)
Dividends and distributions to shareholders:
Net investment income	(1.88)	(1.48)	(2.20)	(2.72)	(2.03)
Capital gains	—	—	—	—	(0.00)[3]
Total dividends and distributions to shareholders	(1.88)	(1.48)	(2.20)	(2.72)	(2.03)
Net asset value, end of year	$41.50	$44.66	$40.99	$26.84	$58.90

TOTAL RETURN[4]	(2.70)%	13.12%	62.13%	(50.56)%	(3.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$91,304	$78,147	$43,042	$18,787	$47,122
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.26%*	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.53%	3.74%	5.49%	5.16%	3.32%
Portfolio turnover rate[6]	25%	35%	94%	47%	21%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$44.44	$37.62	$22.44	$58.47	$70.15
Investment operations:
Net investment income[2]	1.44	1.09	0.99	2.50	2.32
Net realized and unrealized gain (loss)	(5.74)	6.85	15.37	(35.53)	(9.78)
Total from investment operations	(4.30)	7.94	16.36	(33.03)	(7.46)
Dividends to shareholders:
Net investment income	(1.92)	(1.12)	(1.18)	(3.00)	(4.22)
Net asset value, end of year	$38.22	$44.44	$37.62	$22.44	$58.47

TOTAL RETURN[4]	(9.80)%	21.86%	74.18%	(56.75)%	(10.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$28,668	$28,889	$30,095	$13,467	$46,778
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.79%	2.81%	2.92%	6.03%	3.33%
Portfolio turnover rate[6]	58%	60%	55%	63%	22%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

144	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$36.94	$42.12	$32.02	$48.34	$57.00
Investment operations:
Net investment income[1]	0.81	1.79	0.73	0.57	0.64
Net realized and unrealized gain (loss)	(0.34)	(6.52)	9.89	(16.09)	(8.82)
Total from investment operations	0.47	(4.73)	10.62	(15.52)	(8.18)
Dividends to shareholders:
Net investment income	(0.75)	(0.45)	(0.52)	(0.80)	(0.48)
Net asset value, end of year	$36.66	$36.94	$42.12	$32.02	$48.34

TOTAL RETURN[2]	1.46%	(11.25)%	33.33%	(32.36)%	(14.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$606,707	$494,981	$54,751	$19,212	$29,004
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.41%	5.40%	1.72%	1.38%	1.17%
Portfolio turnover rate[4]	41%	28%	13%	11%	1%

WisdomTree Global ex-U.S. Growth Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[5]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$54.94	$49.61	$35.41	$49.59	$59.42
Investment operations:
Net investment income[1]	1.39	1.41	1.11	0.75	0.65
Net realized and unrealized gain (loss)	(4.32)	5.22	14.94	(13.89)	(9.50)
Total from investment operations	(2.93)	6.63	16.05	(13.14)	(8.85)
Dividends to shareholders:
Net investment income	(1.31)	(1.30)	(1.85)	(1.04)	(0.98)
Net asset value, end of year	$50.70	$54.94	$49.61	$35.41	$49.59

TOTAL RETURN[2]	(5.20)%	13.67%	46.04%	(26.84)%	(14.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$55,774	$49,446	$24,805	$21,245	$29,754
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.57%[6]	0.58%[6]	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.73%	2.80%	2.54%	1.70%	1.18%
Portfolio turnover rate[4]	28%	68%	121%	47%	1%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Growth Fund thereafter.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	145

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$43.25	$41.54	$31.47	$44.29	$52.33
Investment operations:
Net investment income[1]	0.68	0.99	0.79	0.64	0.69
Net realized and unrealized gain (loss)	2.42	1.47	9.96	(12.97)	(8.12)
Total from investment operations	3.10	2.46	10.75	(12.33)	(7.43)
Dividends to shareholders:
Net investment income	(0.90)	(0.75)	(0.68)	(0.49)	(0.61)
Net asset value, end of year	$45.45	$43.25	$41.54	$31.47	$44.29

TOTAL RETURN[2]	7.36%	6.02%	34.37%	(27.98)%	(14.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$193,172	$235,685	$157,850	$66,078	$75,300
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	1.58%	2.51%	2.09%	1.68%	1.44%
Portfolio turnover rate[4]	36%	39%	45%	16%	3%

WisdomTree Asia-Pacific ex-Japan Fund	For the Year Ended March 31, 2012[5]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$67.99	$61.40	$37.09	$73.00	$67.57
Investment operations:
Net investment income[1]	2.14	2.51	1.79	2.86	2.69
Net realized and unrealized gain (loss)	(3.85)	6.59	24.23	(34.08)	4.61
Total from investment operations	(1.71)	9.10	26.02	(31.22)	7.30
Dividends to shareholders:
Net investment income	(2.23)	(2.51)	(1.71)	(4.69)	(1.87)
Net asset value, end of year	$64.05	$67.99	$61.40	$37.09	$73.00

TOTAL RETURN[2]	(2.22)%	15.33%	70.97%	(42.77)%	(10.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$89,672	$88,388	$89,033	$37,086	$146,008
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.42%	4.05%	3.11%	4.76%	3.42%
Portfolio turnover rate[4]	60%	27%	18%	31%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

See Notes to Financial Statements.

146	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$61.64	$57.24	$30.80	$63.30	$67.08
Investment operations:
Net investment income[2]	2.87	2.99	2.23	3.00	3.24
Net realized and unrealized gain (loss)	(5.48)	4.62	26.27	(31.22)	(3.40)
Total from investment operations	(2.61)	7.61	28.50	(28.22)	(0.16)
Dividends and distributions to shareholders:
Net investment income	(3.16)	(3.21)	(2.06)	(4.28)	(3.48)
Capitals gains	—	—	—	—	(0.14)
Total dividends and distributions to shareholders	(3.16)	(3.21)	(2.06)	(4.28)	(3.62)
Net asset value, end of year	$55.87	$61.64	$57.24	$30.80	$63.30

TOTAL RETURN[3]	(3.86)%	14.03%	93.79%	(44.42)%	(0.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$61,456	$80,137	$117,339	$21,559	$56,966
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	5.18%	5.42%	4.25%	6.25%	4.42%
Portfolio turnover rate[5]	68%	46%	25%	55%	16%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$47.68	$45.34	$31.57	$61.86	$62.55
Investment operations:
Net investment income[2]	1.86	1.56	1.50	2.11	1.80
Net realized and unrealized gain (loss)	(4.75)	2.37	13.91	(29.98)	(1.11)
Total from investment operations	(2.89)	3.93	15.41	(27.87)	0.69
Dividends to shareholders:
Net investment income	(1.90)	(1.59)	(1.64)	(2.42)	(1.38)
Net asset value, end of year	$42.89	$47.68	$45.34	$31.57	$61.86

TOTAL RETURN[3]	(6.02)%	9.21%	49.56%	(45.57)%	0.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$167,253	$164,489	$149,624	$78,928	$154,658
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.34%	3.56%	3.54%	4.38%	2.69%
Portfolio turnover rate[5]	23%	22%	26%	30%	15%
[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	147

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$46.85	$42.69	$28.46	$64.01	$66.37
Investment operations:
Net investment income[2]	1.74	1.83	1.50	2.93	2.29
Net realized and unrealized gain (loss)	(5.11)	4.21	14.24	(34.43)	(2.86)
Total from investment operations	(3.37)	6.04	15.74	(31.50)	(0.57)
Dividends to shareholders:
Net investment income	(1.84)	(1.88)	(1.51)	(4.05)	(1.79)
Net asset value, end of year	$41.64	$46.85	$42.69	$28.46	$64.01

TOTAL RETURN[3]	(7.24)%	14.93%	56.27%	(49.95)%	1.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$355,992	$149,929	$164,338	$105,305	$390,485
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.20%	4.30%	3.81%	5.90%	3.28%
Portfolio turnover rate[5]	28%	52%	69%	55%	24%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$53.80	$48.69	$31.55	$62.60	$67.56
Investment operations:
Net investment income[2]	1.79	1.53	1.26	1.82	1.92
Net realized and unrealized gain (loss)	(5.69)	5.19	17.27	(30.64)	(4.95)
Total from investment operations	(3.90)	6.72	18.53	(28.82)	(3.03)
Dividends and distributions to shareholders:
Net investment income	(1.80)	(1.61)	(1.39)	(2.23)	(1.81)
Capital gains	—	—	—	—	(0.12)
Total dividends and distributions to shareholders	(1.80)	(1.61)	(1.39)	(2.23)	(1.93)
Net asset value, end of year	$48.10	$53.80	$48.69	$31.55	$62.60

TOTAL RETURN[3]	(7.21)%	14.38%	59.59%	(46.43)%	(4.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$105,823	$156,006	$146,069	$88,334	$219,104
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.69%	3.14%	2.88%	3.80%	2.76%
Portfolio turnover rate[5]	47%	40%	49%	32%	18%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

148	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$53.15	$46.98	$29.08	$61.11	$67.80
Investment operations:
Net investment income[1]	1.77	1.43	1.20	1.91	1.86
Net realized and unrealized gain (loss)	(3.66)	6.14	17.91	(31.83)	(7.08)
Total from investment operations	(1.89)	7.57	19.11	(29.92)	(5.22)
Dividends and distributions to shareholders:
Net investment income	(1.93)	(1.40)	(1.21)	(2.11)	(1.41)
Capital gains	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(1.93)	(1.40)	(1.21)	(2.11)	(1.47)
Net asset value, end of year	$49.33	$53.15	$46.98	$29.08	$61.11

TOTAL RETURN[2]	(3.41)%	16.64%	66.50%	(49.23)%	(7.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$424,264	$475,703	$429,870	$244,307	$482,761
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.65%	2.99%	2.87%	4.31%	2.71%
Portfolio turnover rate[4]	52%	55%	63%	43%	17%

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of period	$60.51	$52.02	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	2.25	1.89	1.48	2.01	1.12
Net realized and unrealized gain (loss)	(3.11)	8.55	21.00	(20.76)	0.51
Total from investment operations	(0.86)	10.44	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(2.31)	(1.95)	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$57.34	$60.51	$52.02	$31.11	$51.82

TOTAL RETURN[2]	(1.03)%	20.75%	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,640,891	$1,325,257	$540,990	$177,355	$165,813
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Expenses, prior of expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Net investment income	4.12%	3.47%	3.26%	4.96%	3.18%[5]
Portfolio turnover rate[4]	37%	33%	44%	67%	3%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Annualized.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	149

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$53.30	$44.51	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	1.47	1.32	1.02	1.56	0.37
Net realized and unrealized gain (loss)	(5.31)	8.86	20.00	(19.57)	(7.87)
Total from investment operations	(3.84)	10.18	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.66)	(1.39)	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$47.80	$53.30	$44.51	$24.62	$43.95

TOTAL RETURN[2]	(6.88)%	23.38%	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,022,868	$927,463	$342,754	$51,706	$52,742
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%[4]	0.63%[4]	0.63%	0.63%[3]
Expenses, prior to expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%	0.63%[3]
Net investment income	3.13%	2.68%	2.59%	4.98%	1.99%[3]
Portfolio turnover rate[6]	53%	35%	38%	64%	6%

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$16.31	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.83	0.68	0.53	0.32
Net realized and unrealized gain (loss)	(0.61)	0.49	3.68	(12.78)
Total from investment operations	0.22	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.93)	(0.50)	(0.70)	—
Net asset value, end of period	$15.60	$16.31	$15.64	$12.13

TOTAL RETURN[2]	1.35%	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,038	$19,571	$12,515	$7,279
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers	1.83%	2.17%	1.30%	1.49%[3]
Net investment income	5.31%	4.33%	3.63%	2.86%[3]
Portfolio turnover rate[6]	37%	50%	96%	26%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	Annualized.

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	The ratios to average net assets do not include net investment income income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

150	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$47.61	$47.72	$46.92
Investment operations:
Net investment income[1]	1.73	1.43	0.29
Net realized and unrealized gain (loss)	(3.84)	(0.02)	0.64
Total from investment operations	(2.11)	1.41	0.93
Dividends and distributions to shareholders:
Net investment income	(1.57)	(1.52)	(0.13)
Capital gains	—	—	0.00	[2]
Total dividends and distributions to shareholders	(1.57)	(1.52)	(0.13)
Net asset value, end of period	$43.93	$47.61	$47.72

TOTAL RETURN[3]	(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,963	$21,425	$9,545
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.47	%**4
Expenses, prior to expense reimbursements/waivers	1.25%	1.65%	0.58%[4]
Net investment income	3.99%	3.11%	2.53%[4]
Portfolio turnover rate[6]	42%	38%	79%

WisdomTree Commodity Country Equity Fund	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$33.21	$28.90	$16.04	$35.96	$32.03
Investment operations:
Net investment income[1]	1.09	0.53	0.47	0.65	0.61
Net realized and unrealized gain (loss)	(1.76)	4.33	12.80	(19.29)	3.58
Total from investment operations	(0.67)	4.86	13.27	(18.64)	4.19
Dividends and distributions to shareholders:
Net investment income	(1.10)	(0.55)	(0.41)	(1.28)	(0.26)
Capital gains	—	—	—	—	0.00 [2]
Total dividends and distributions to shareholders	(1.10)	(0.55)	(0.41)	(1.28)	(0.26)
Net asset value, end of year	$31.44	$33.21	$28.90	$16.04	$35.96

TOTAL RETURN[3]	(1.77)%	17.31%	83.44%	(52.10)%	13.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,439	$43,172	$49,137	$22,460	$93,507
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.52%	1.86%	1.91%	2.21%	1.62%
Portfolio turnover rate[6]	116%	35%	25%	53%	11%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds”.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	151

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$29.86	$24.63	$18.61	$31.98	$28.55
Investment operations:
Net investment income[2]	0.93	0.72	0.80	1.01	0.79
Net realized and unrealized gain (loss)	(4.74)	5.19	6.07	(12.84)	3.18
Total from investment operations	(3.81)	5.91	6.87	(11.83)	3.97
Dividends and distributions to shareholders:
Net investment income	(0.89)	(0.68)	(0.85)	(1.54)	(0.53)
Capital gains	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.89)	(0.68)	(0.85)	(1.54)	(0.54)
Net asset value, end of year	$25.16	$29.86	$24.63	$18.61	$31.98

TOTAL RETURN[3]	(12.70)%	24.74%	37.29%	(37.05)%	13.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,452	$49,273	$45,569	$22,332	$57,562
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.54%	2.90%	3.36%	3.49%	2.43%
Portfolio turnover rate[5]	99%	32%	16%	38%	13%

WisdomTree Global ex-U.S. Utilities Fund	For the Year Ended March 31, 2012[6]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$21.33	$21.46	$17.78	$32.73	$29.71
Investment operations:
Net investment income[2]	0.87	0.84	0.87	1.25	0.55
Net realized and unrealized gain (loss)	(2.45)	(0.06)	3.77	(14.74)	2.75
Total from investment operations	(1.58)	0.78	4.64	(13.49)	3.30
Dividends and distributions to shareholders:
Net investment income	(0.85)	(0.91)	(0.96)	(1.46)	(0.28)
Capital gains	—	—	—	—	(0.00)[7]
Total dividends and distributions to shareholders	(0.85)	(0.91)	(0.96)	(1.46)	(0.28)
Net asset value, end of year	$18.90	$21.33	$21.46	$17.78	$32.73

TOTAL RETURN[3]	(7.41)%	4.27%	26.42%	(42.00)%	11.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$30,241	$37,335	$49,348	$28,455	$78,561
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.48%	4.22%	4.17%	4.53%	1.62%
Portfolio turnover rate[5]	66%	19%	17%	50%	13%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

This information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

See Notes to Financial Statements.

152	WisdomTree International Dividend and Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
Net asset value, beginning of period	$28.86	$26.75	$16.92	$41.84	$51.89
Investment operations:
Net investment income[2]	1.15	0.96	0.96	1.35	1.22
Net realized and unrealized gain (loss)	(2.32)	3.83	11.39	(25.46)	(9.32)
Total from investment operations	(1.17)	4.79	12.35	(24.11)	(8.10)
Dividends and distributions to shareholders:
Net investment income	(1.21)	(2.68)	(2.52)	(0.81)	(1.95)
Return of capital	(0.08)	—	—	—	—
Total dividends and distributions to shareholders	(1.29)	(2.68)	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$26.40	$28.86	$26.75	$16.92	$41.84

TOTAL RETURN[3]	(3.99)%	18.81%	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$108,221	$122,670	$84,276	$40,619	$112,962
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[5]
Net investment income	4.36%	3.48%	3.76%	4.55%	3.17%[5]
Portfolio turnover rate[6]	43%	18%	19%	35%	15%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	153

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2012, the Trust offered 48 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”) (formerly, WisdomTree World ex-U.S. Growth Fund)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”) (formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”) (formerly, WisdomTree Pacific ex-Japan Equity Income Fund)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”) (formerly, WisdomTree International Basic Materials Sector Fund)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”) (formerly, WisdomTree International Energy Sector Fund)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”) (formerly, WisdomTree International Utilities Sector Fund)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”) (formerly, WisdomTree International Real Estate Fund)	June 5, 2007

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

154	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETF’s which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

WisdomTree International Dividend and Sector Funds	155

Notes to Financial Statements (continued)

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers between of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 also requires information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for fiscal periods beginning after December 15, 2009 other than the disclosures surrounding the presentation of purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements which have been implemented for fiscal periods beginning after December 15, 2010.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 or Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy.

No significant transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s assets carried at fair value:

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$47,657,231	$36,411	$—
Spain	20,401,038	1,806	—
Other*	313,991,744	—	—
Money Market Funds	—	34,221,578	—
Exchange-Traded Funds	388,791	—	—
Total	$382,438,804	$34,259,795	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$30,147,620	$20,302	$—
Other*	143,841,677	—	—
Money Market Funds	—	13,611,901	—
Exchange-Traded Funds	820,710	—	—
Total	174,810,007	13,632,203	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	118	—
Total - Net	$174,810,007	$13,632,321	$—

156	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$8,835,918	$7,217	$—
Other*	81,762,654	—	—
Money Market Funds	—	5,541,194	—
Exchange-Traded Funds	238,105	—	—
Total	90,836,677	5,548,411	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	57	—
Total - Net	$90,836,677	$5,548,468	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$28,513,309	$—	$—
Rights		188	—
Money Market Funds	—	2,699,340	—
Exchange-Traded Funds	1,251	—	—
Total	28,514,560	2,699,528	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	465	—
Total - Net	$28,514,560	$2,699,993	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$598,848,982	$—	$—
Money Market Funds	—	174,478,567	—
Total	598,848,982	174,478,567	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,806,044	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(348,516)	—
Total - Net	$598,848,982	$182,936,095	$—

Global ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$55,216,477	$—	$—
Money Market Funds	—	2,803,519	—
Exchange-Traded Funds	385,394	—	—
Total	55,601,871	2,803,519	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16)	—
Total - Net	$55,601,871	$2,803,503	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$190,916,160	$—	$—
Money Market Funds	—	22,344,736	—
Total	190,916,160	22,344,736	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	795	—
Total - Net	$190,916,160	$22,345,531	$—

WisdomTree International Dividend and Sector Funds	157

Notes to Financial Statements (continued)

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$87,186,174	$—	$—
Money Market Funds	—	2,242,390	—
Exchange-Traded Funds	2,198,209	—	—
Total	$89,384,383	$2,242,390	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$61,019,088	$—	$—
Money Market Funds	—	8,669,129	—
Total	$61,019,088	$8,669,129	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$166,205,124	$—	$—
Money Market Funds	—	13,218,000	—
Exchange-Traded Funds	30,021	—	—
Total	$166,235,145	$13,218,000	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$354,465,014	$—	$—
Money Market Funds	—	18,845,635	—
Exchange-Traded Funds	5,215	—	—
Total	$354,470,229	$18,845,635	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Spain	$4,102,107	$3,127	$—
Other*	100,814,375	—	—
Money Market Funds	—	12,900,866	—
Exchange-Traded Funds	83,013	—	—
Total	104,999,495	12,903,993	—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$67,561,755	$389,213	$—
Other*	352,328,019	—	—
Money Market Funds	—	53,904,019	—
Exchange-Traded Funds	232,186	—	—
Total	420,121,960	54,293,232	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(389)	—
Total - Net	$420,121,960	$54,292,843	$—

158	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Malaysia	$333,080,453	$—	$55,605
Other*	3,290,056,714	—	—
Money Market Funds	—	91,915,662	—
Exchange-Traded Funds	2,136,100	—	—
Total	3,625,273,267	91,915,662	55,605
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(17,420)	—
Total - Net	$3,625,273,267	$91,898,242	$55,605

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Malaysia	$78,485,019	$—	$73,744
Other*	932,269,812	—	—
Rights	—	8,314	—
Money Market Funds	—	15,351,433	—
Exchange-Traded Funds	8,288,469	—	—
Total	1,019,043,300	15,359,747	73,744
Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,040	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,462)	—
Total - Net	$1,019,043,300	$15,364,325	$73,744

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$13,883,289	$—	$—
Money Market Funds	—	4,567	—
Total	13,883,289	4,567	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16)	—
Total - Net	$13,883,289	$4,551	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$2,708,898	$2,270	$—
Spain	1,143,008	100	—
Other*	17,968,140	—	—
Money Market Funds	—	631,404	—
Exchange-Traded Funds	34,707	—	—
Total	21,854,753	633,774	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	206,597	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(24,364)	—
Total - Net	$21,854,753	$816,007	$—

WisdomTree International Dividend and Sector Funds	159

Notes to Financial Statements (continued)

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$31,230,624	$—	$—
Money Market Funds	—	2,944,521	—
Exchange-Traded Funds	12,952	—	—
Total	31,243,576	2,944,521	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1	—
Total - Net	$31,243,576	$2,944,522	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$31,207,258	$—	$—
Money Market Funds	—	1,242,130	—
Exchange-Traded Funds	175,429	—	—
Total	31,382,687	1,242,130	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2	—
Total - Net	$31,382,687	$1,242,132	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$29,892,976	$—	$—
Money Market Funds	—	4,222,654	—
Exchange-Traded Funds	158,501	—	—
Total	$30,051,477	$4,222,654	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$107,843,095	$—	$—
Money Market Funds	—	9,247,240	—
Total	107,843,095	9,247,240	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	549	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,525)	—
Total - Net	$107,843,095	$9,246,264	$—
* Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method. For the fiscal year ended March 31, 2012, there were no transfers in or out of Level 3.

Europe SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2011	$—
Realized gain (loss)[1]	(4,227)
Change in unrealized appreciation (depreciation)[2]	(125,018)
Purchases	56,641
Sales	(10,184)
Transfers into Level 3[3]	82,788
Transfers out of Level 3[4]	—
Balance as of March 31, 2012	$—
Net change in unrealized appreciation/(depreciation) from investments still held as of March 31, 2012 is:[2]	$(207,088)

160	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

International SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2011	$—
Realized gain (loss)[1]	(964,065)
Change in unrealized appreciation (depreciation)[2]	571,580
Purchases	214,015
Sales	(288,637)
Transfers into Level 3[3]	467,107
Transfers out of Level 3[4]	—
Balance as of March 31, 2012	$—
Net change in unrealized appreciation/(depreciation) from investments still held as of March 31, 2012 is:[2]	$(210,464)

Emerging Markets Equity Income Fund	Common Stocks
Balance as of April 1, 2011	$—
Realized gain (loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	(1,741)
Purchases	57,346
Sales	—
Transfers into Level 3[3]
Transfers out of Level 3[4]	—
Balance as of March 31, 2012	$55,605
Net change in unrealized appreciation/(depreciation) from investments still held as of March 31, 2012 is:[2]	$(1,741)

Emerging Market SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2011	$—
Realized gain (loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	(2,310)
Purchases	76,054
Sales	—
Transfers into Level 3[3]
Transfers out of Level 3[4]	—
Balance as of March 31, 2012	$73,744
Net change in unrealized appreciation/(depreciation) from investments still held as of March 31, 2012 is:[2]	$(2,310)

Middle East Dividend Fund	Common Stocks
Balance as of April 1, 2011	$—
Realized gain (loss)[1]	(105,192)
Change in unrealized appreciation (depreciation)[2]	120,667
Purchases	—
Sales	(15,475)
Transfers into Level 3[3]
Transfers out of Level 3[4]	—
Balance as of March 31, 2012	$—
[1]	This amount is included in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]

This amount is included in the net change in unrealized appreciation (depreciation) from investment transactions in the Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts for the fiscal year ended March 31, 2012 which are detailed in the table herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. As of March 31, 2012 the Funds did not have collateral posted with any counterparty.

WisdomTree International Dividend and Sector Funds	161

Notes to Financial Statements (continued)

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the fiscal year ended March 31, 2012, which are detailed in the table herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
DEFA Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$118	Unrealized depreciation on forward foreign currency contracts	$—
Global Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	57	Unrealized depreciation on forward foreign currency contracts	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	465	Unrealized depreciation on forward foreign currency contracts	—

Equity contracts	Investment in securities	188		—
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,806,044	Unrealized depreciation on forward foreign currency contracts	348,516
Global ex-U.S. Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	16
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	795	Unrealized depreciation on forward foreign currency contracts	—
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	389
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	17,420
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6,040	Unrealized depreciation on forward foreign currency contracts	1,462

Equity contracts	Investment in securities	8,314		—
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	16
International Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	206,598	Unrealized depreciation on forward foreign currency contracts	24,365
Commodity Country Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1	Unrealized depreciation on forward foreign currency contracts	—
Global Natural Resources Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2	Unrealized depreciation on forward foreign currency contracts	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	549	Unrealized depreciation on forward foreign currency contracts	1,525

162	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Gain or (Loss) associated with derivatives outstanding throughout the fiscal year ended March 31, 2012 are as follows:

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
DEFA Fund
Foreign exchange contracts	$30,399	$2,807
DEFA Equity Income Fund
Foreign exchange contracts	(17,553)	118
Global Equity Income Fund
Foreign exchange contracts	12,662	(158)
Europe SmallCap Dividend Fund
Foreign exchange contracts	21,399	465

Equity contracts	—	188
Japan Hedged Equity Fund
Foreign exchange contracts	(18,182,967)	(399,517)
Global ex-U.S. Growth Fund
Foreign exchange contracts	12,188	(16)
Japan SmallCap Dividend Fund
Foreign exchange contracts	(1,989)	795
Asia-Pacific ex-Japan Fund
Foreign exchange contracts	(133,694)	(82)

Equity contracts	—	(60)
Australia Dividend Fund
Foreign exchange contracts	(11,341)	10
International LargeCap Dividend Fund
Foreign exchange contracts	3,431	—
International Dividend ex-Financials Fund
Foreign exchange contracts	(168,446)	—
International MidCap Dividend Fund
Foreign exchange contracts	(37,526)	—
International SmallCap Dividend Fund
Foreign exchange contracts	(52,267)	1,778
Emerging Markets Equity Income Fund
Foreign exchange contracts	(5,189,858)	(17,420)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(992,216)	(3,457)

Equity contracts	—	(238,456)
Middle East Dividend Fund
Foreign exchange contracts	(7,265)	(8)
International Hedged Equity Fund
Foreign exchange contracts	39,249	432,779
Commodity Country Equity Fund
Foreign exchange contracts	27,570	(57)
Global Natural Resources Fund
Foreign exchange contracts	(227,867)	(2)
Global ex-U.S. Utilities Fund
Foreign exchange contracts	(97,172)	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(84,148)	(898)

[1] Realizedgains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions.

[2] Changein unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies.
Equity contracts	Net change in unrealized appreciation (depreciation) from investment transactions.

WisdomTree International Dividend and Sector Funds	163

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2012, the volume of derivative activity for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
DEFA Fund
Forward exchange contracts	$—	$58,646
DEFA Equity Income Fund
Forward exchange contracts	33,610	19,322
Global Equity Income Fund
Forward exchange contracts	10,539	25,187
Europe SmallCap Dividend Fund
Forward exchange contracts	19,902	8,706
Japan Hedged Equity Fund
Forward exchange contracts	214,262,686	718,171,658
Global ex-U.S. Growth Fund
Forward exchange contracts	7,728	8,316
Japan SmallCap Dividend Fund
Forward exchange contracts	79,173	60,081
Asia Pacific ex-Japan Fund
Forward exchange contracts	15,465	46,260
Australia Dividend Fund
Forward exchange contracts	6,154	1,776
International LargeCap Dividend Fund
Forward exchange contracts	22,048	27,351
International Dividend ex-Financials Fund
Forward exchange contracts	87,853	101,104
International MidCap Dividend Fund
Forward exchange contracts	—	66,690
International SmallCap Dividend Fund
Forward exchange contracts	241,539	401,367
Emerging Markets Equity Income Fund
Forward exchange contracts	3,069,559	701,246
Emerging Markets SmallCap Dividend Fund
Forward exchange contracts	1,036,376	103,813
Middle East Dividend Fund
Forward exchange contracts	8,907	23,260
International Hedged Equity Fund
Forward exchange contracts	7,890,166	26,842,637
Commodity Country Equity Fund
Forward exchange contracts	—	6,634
Global Natural Resources Fund
Forward exchange contracts	4,072	22,769
Global ex-U.S. Utilities Fund
Forward exchange contracts	223	9,477
Global ex-U.S. Real Estate Fund
Forward exchange contracts	56,336	21,430

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using

164	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

exchange rates prevailing on the respective dates of such transactions that are deemed, appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WTAM has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund and International Hedged Equity Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of CCO services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees’ fees, which are included in Service Fees on the Statements of Operations, of $221,190 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended March 31, 2012. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88% and International Hedged Equity Fund to 0.58% through July 31, 2013.

Currency Transactions— The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts— A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following Forward Contracts were open at March 31, 2012:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Equity Income Fund	4/03/12	AUD	13,705	USD	14,213	$16
	4/03/12	EUR	9,608	USD	12,819	24
	4/03/12	SEK	208,969	USD	31,571	78
						$118
Global Equity Income Fund	4/02/12	CAD	12,024	USD	12,054	$23
	4/03/12	EUR	3,919	USD	5,228	9

WisdomTree International Dividend and Sector Funds	165

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/03/12	HKD	42,405	USD	5,462	$—
	4/03/12	SEK	58,984	USD	8,914	25
						$57
Europe SmallCap Dividend Fund	4/03/12	USD	28,275	DKK	158,396	$78
		USD	43,311	NOK	249,256	387
						$465
Japan Hedged Equity Fund	4/02/12	USD	803,703	JPY	66,536,858	$4,814
	4/04/12	USD	222,663,790	JPY	18,324,116,636	1,493
	4/04/12	USD	163,149,778	JPY	13,426,313,099	(96)
	4/04/12	USD	184,086,586	JPY	15,149,221,521	(1,003)
	4/04/12	USD	7,823,799	JPY	643,859,517	—
	4/04/12	JPY	13,845,885,382	USD	171,107,965	2,859,854
	4/04/12	JPY	13,426,313,099	USD	165,922,875	2,773,192
	4/04/12	JPY	14,685,029,951	USD	181,475,902	3,030,936
	4/04/12	JPY	571,656,314	USD	7,082,229	135,755
	4/04/12	JPY	286,874,852	USD	3,484,028	(1,928)
	4/04/12	JPY	1,592,425,151	USD	19,264,994	(85,341)
	4/04/12	JPY	444,804,973	USD	5,319,259	(85,783)
	4/04/12	JPY	2,046,661,534	USD	24,710,554	(159,429)
	5/07/12	JPY	17,517,600,013	USD	212,917,811	(6,470)
	5/07/12	JPY	16,016,091,441	USD	194,671,262	(2,366)
	5/07/12	JPY	16,516,594,298	USD	200,751,079	(6,100)
						$8,457,528
Global ex-U.S. Growth Fund	4/02/12	KRW	7,859,729	USD	6,927	$(10)
	4/02/12	USD	5,737	TWD	169,150	(6)
						$(16)
Japan SmallCap Dividend Fund	4/03/12	USD	769,674	JPY	63,405,760	$795
International SmallCap Dividend Fund	4/02/12	GBP	89,500	USD	142,609	$(389)
Emerging Markets Equity Income Fund	4/05/12	ZAR	19,200,000	USD	2,484,355	$(17,420)
Emerging Markets SmallCap Dividend Fund	4/02/12	USD	1,213,017	BRL	2,217,395	$2,460
	4/02/12	USD	304,683	IDR	2,795,463,037	1,033
	4/02/12	USD	1,418,318	MYR	4,352,819	2,546
	4/02/12	USD	675,100	PHP	28,971,924	(315)
	4/02/12	USD	884,771	THB	27,259,798	(1,147)
	4/03/12	USD	1,942	MYR	5,952	1
						$4,578
Middle East Dividend Fund	4/02/12	AED	104,500	USD	28,449	$(2)
	4/02/12	QAR	18,700	USD	5,136	—
	4/02/12	USD	14,435	KWD	4,007	(13)
	4/02/12	OMR	1,463	USD	3,799	(1)
						$(16)
International Hedged Equity Fund	4/03/12	HKD	13,500	USD	1,738	$—
	4/04/12	AUD	2,349,294	USD	2,528,757	95,288
	4/04/12	AUD	255,244	USD	268,252	3,863
	4/04/12	AUD	2,700	USD	2,794	(3)
	4/04/12	CHF	1,223,260	USD	1,358,318	4,916
	4/04/12	CHF	133,947	USD	145,855	(2,342)
	4/04/12	CHF	2,000	USD	2,215	3
	4/04/12	DKK	7,000	USD	1,255	2
	4/04/12	EUR	4,904,082	USD	6,560,975	30,185

166	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/04/12	EUR	526,694	USD	691,138	$(10,263)
	4/04/12	EUR	1,900	USD	2,535	4
	4/04/12	GBP	2,472,018	USD	3,947,961	(1,680)
	4/04/12	GBP	270,831	USD	425,283	(7,435)
	4/04/12	JPY	229,157,532	USD	2,831,937	47,332
	4/04/12	JPY	25,680,372	USD	317,763	5,709
	4/04/12	JPY	250,000	USD	3,018	(20)
	4/04/12	NOK	2,282,487	USD	410,103	9,965
	4/04/12	NOK	243,906	USD	42,953	194
	4/04/12	SEK	4,725,167	USD	717,620	5,528
	4/04/12	SEK	499,026	USD	73,187	(2,017)
	4/04/12	SEK	25,000	USD	3,777	9
	4/04/12	SGD	538,279	USD	431,680	3,574
	4/04/12	SGD	59,209	USD	46,883	(208)
	4/04/12	USD	2,697,893	AUD	2,604,538	(34)
	4/04/12	USD	11,509	AUD	11,110	—
	4/04/12	USD	1,501,599	CHF	1,357,207	(1)
	4/04/12	USD	6,530,766	EUR	4,904,082	24
	4/04/12	USD	701,401	EUR	526,694	—
	4/04/12	USD	62,887	EUR	47,223	—
	4/04/12	USD	4,382,357	GBP	2,742,849	1
	4/04/12	USD	3,096,677	JPY	254,837,904	(17)
	4/04/12	USD	106,981	JPY	8,804,017	—
	4/04/12	USD	442,900	NOK	2,526,393	(4)
	4/04/12	USD	14,652	NZD	17,881	—
	4/04/12	USD	787,302	SEK	5,224,193	(6)
	4/04/12	USD	9,916	SEK	8,963	—
	4/04/12	USD	475,196	SGD	597,488	—
	4/05/12	USD	9,275	HKD	72,014	—
	4/02/12	USD	25,014	GBP	15,656	—
	5/03/12	AUD	2,723,111	USD	2,811,400	(79)
	5/03/12	EUR	5,355,339	USD	7,132,669	(4)
	5/03/12	GBP	2,717,265	USD	4,340,622	(50)
	5/04/12	CHF	1,389,016	USD	1,537,265	(58)
	5/04/12	NOK	2,474,017	USD	433,196	(17)
	5/04/12	SEK	5,167,331	USD	777,749	(27)
	5/04/12	SGD	617,153	USD	490,840	(1)
	5/07/12	JPY	266,534,154	USD	3,239,592	(98)
						$182,233
Commodity Country Equity Fund	4/02/12	NZD	10,000	USD	8,196	$1
Global Natural Resources Fund	4/03/12	CHF	2,300	USD	2,547	$2
Global ex-U.S. Real Estate Fund	4/02/12	AUD	19,005	USD	19,613	$(75)
	4/02/12	ILS	168,577	USD	45,105	(358)
	4/02/12	SEK	150,863	USD	22,597	(139)
	4/02/12	USD	44,090	ILS	163,407	(21)
	4/02/12	USD	103,286	AUD	98,948	(781)
	4/02/12	USD	43,499	EUR	32,643	(29)
	4/02/12	USD	43,424	GBP	27,314	218
	4/02/12	USD	35,360	JPY	2,937,174	331
	4/02/12	USD	67,242	SGD	84,483	(51)

WisdomTree International Dividend and Sector Funds	167

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/03/12	USD	63,993	SGD	80,433	$(23)
	4/04/12	USD	43,235	ZAR	331,629	(48)
						$(976)

Currency Legend:

AED – UAE dirham

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli new shekel

JPY – Japanese yen

KRW – South Korean won

KWD – Kuwaiti dinar

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

OMR – Omani rial

PHP – Philippines peso

QAR – Qatari riyal

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance

168	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, and as also described in Note 2, WTAM agrees to pay all expenses of the Funds (other than the Middle East Dividend Fund and the International Hedged Equity Fund), except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the Middle East Dividend Fund and International Hedged Equity Fund does not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM has agreed to limit net annual operating expenses for the Middle East Dividend Fund to 0.88% and International Hedged Equity Fund to 0.58% through July 31, 2013. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Global ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Australia Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%
International Hedged Equity Fund	0.48%
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%

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Notes to Financial Statements (continued)

Each Fund may purchase shares of affiliated exchange trade funds in secondary market transactions. For the fiscal year ended March 31, 2012, WTAM waived a portion of its advisory fees based on each Fund’s investment in affiliated Funds. For Middle East Dividend Fund and International Hedged Equity Fund, WTAM waived a portion of its advisory fees to comply with expense limits currently in place for these Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived/Expense Reimbursements
DEFA Fund	$5,203
DEFA Equity Income Fund	2,245
Global Equity Income Fund	1,056
Europe SmallCap Dividend Fund	122
Japan Hedged Equity Fund	—
Global ex-U.S. Growth Fund	3,216
Japan SmallCap Dividend Fund	1,979
Asia Pacific ex-Japan Fund	7,180
Australia Dividend Fund	29
International LargeCap Dividend Fund	1,165
International Dividend ex-Financials Fund	4,056
International MidCap Dividend Fund	1,685
International SmallCap Dividend Fund	5,331
Emerging Markets Equity Income Fund	5,490
Emerging Markets SmallCap Dividend Fund	59,054
Middle East Dividend Fund	163,552
International Hedged Equity Fund	131,789
Commodity Country Equity Fund	243
Global Natural Resources Fund	1,257
Global ex-U.S. Utilities Fund	1,074
Global ex-U.S. Real Estate Fund	688

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2012, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the year ended March 31, 2012 were as follows:

Fund	Purchases	Sales
DEFA Fund	$107,820,391	$108,364,819
DEFA Equity Income Fund	46,839,242	46,722,625
Global Equity Income Fund	21,142,693	19,814,895
Europe SmallCap Dividend Fund	15,053,890	15,409,941
Japan Hedged Equity Fund	206,145,916	207,730,227
Global ex-U.S. Growth Fund	54,101,059	16,419,846
Japan SmallCap Dividend Fund	76,641,589	77,956,594
Asia Pacific ex-Japan Fund	50,642,579	45,999,355
Australia Dividend Fund	39,985,179	40,178,103
International LargeCap Dividend Fund	32,365,972	32,730,851

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Notes to Financial Statements (continued)

Fund	Purchases	Sales
International Dividend ex-Financials Fund	64,307,389	63,856,245
International MidCap Dividend Fund	$62,103,346	$62,193,656
International SmallCap Dividend Fund	221,100,789	222,581,811
Emerging Markets Equity Income Fund	2,292,254,803	754,079,973
Emerging Markets SmallCap Dividend Fund	624,475,181	458,702,187
Middle East Dividend Fund	6,420,732	10,904,006
International Hedged Equity Fund	8,363,939	9,307,328
Commodity Country Equity Fund	41,577,231	43,168,969
Global Natural Resources Fund	39,961,432	40,614,887
Global ex-U.S. Utilities Fund	21,735,574	22,191,924
Global ex-U.S. Real Estate Fund	51,951,814	52,591,798

For the year ended March 31, 2012, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$33,688,678	$56,502,544
DEFA Equity Income Fund	59,749,475	—
Global Equity Income Fund	16,789,800	—
Europe SmallCap Dividend Fund	7,007,314	3,562,472
Japan Hedged Equity Fund	399,141,087	271,780,487
Global ex-U.S. Growth Fund	13,506,760	39,829,479
Japan SmallCap Dividend Fund	64,747,161	114,404,956
Asia Pacific ex-Japan Fund	44,703,893	44,798,479
Australia Dividend Fund	39,816,278	54,936,864
International LargeCap Dividend Fund	37,486,683	21,516,367
International Dividend ex-Financials Fund	231,561,609	14,010,429
International MidCap Dividend Fund	4,714,146	37,376,096
International SmallCap Dividend Fund	14,550,153	30,942,341
Emerging Markets Equity Income Fund	961,346,874	181,393,866
Emerging Markets SmallCap Dividend Fund	99,795,237	78,639,090
Middle East Dividend Fund	—	—
International Hedged Equity Fund	6,624,070	3,526,081
Commodity Country Equity Fund	—	7,617,429
Global Natural Resources Fund	3,967,584	12,778,545
Global ex-U.S. Utilities Fund	1,457,001	4,223,897
Global ex-U.S. Real Estate Fund	21,699,362	24,038,608

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
DEFA Fund	$423,657,738	$33,908,836	$(40,867,975)	$(6,959,139)
DEFA Equity Income Fund	202,851,429	10,184,848	(24,594,067)	(14,409,219)
Global Equity Income Fund	94,791,487	8,127,689	(6,534,088)	1,593,601
Europe SmallCap Dividend Fund	30,896,264	3,268,517	(2,950,693)	317,824
Japan Hedged Equity Fund	777,450,077	22,100,373	(26,222,901)	(4,122,528)
Global ex-U.S. Growth Fund	60,644,489	3,303,608	(5,542,707)	(2,239,099)
Japan SmallCap Dividend Fund	206,638,204	15,260,481	(8,637,789)	6,622,692
Asia Pacific ex-Japan Fund	91,618,542	5,329,859	(5,321,628)	8,231

WisdomTree International Dividend and Sector Funds	171

Notes to Financial Statements (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$70,447,389	$3,506,487	$(4,265,659)	$(759,172)
International LargeCap Dividend Fund	186,639,436	12,003,625	(19,189,916)	(7,186,291)
International Dividend ex-Financials Fund	375,130,219	16,460,029	(18,274,384)	(1,814,355)
International MidCap Dividend Fund	118,921,564	11,704,339	(12,722,415)	(1,018,076)
International SmallCap Dividend Fund	437,997,630	63,607,872	(27,190,310)	36,417,562
Emerging Markets Equity Income Fund	3,557,310,131	317,649,998	(157,715,595)	159,934,403
Emerging Markets SmallCap Dividend Fund	1,010,228,726	121,728,995	(97,480,930)	24,248,065
Middle East Dividend Fund	13,535,868	1,463,059	(1,111,071)	351,988
International Hedged Equity Fund	22,092,151	1,927,051	(1,530,675)	396,376
Commodity Country Equity Fund	34,604,783	1,745,703	(2,162,389)	(416,686)
Global Natural Resources Fund	35,027,169	1,317,872	(3,720,224)	(2,402,352)
Global ex-U.S. Utilities Fund	38,709,538	1,717,979	(6,153,386)	(4,435,407)
Global ex-U.S. Real Estate Fund	126,062,170	2,329,708	(11,301,543)	(8,971,835)

At March 31, 2012, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
DEFA Fund	$1,054,629	$(223,554,150)	$(6,959,139)	$32,500	$(229,426,160)
DEFA Equity Income Fund	313,193	(75,774,301)	(14,409,219)	6,448	(89,863,879)
Global Equity Income Fund	175,826	(21,930,764)	1,593,601	909	(20,160,428)
Europe SmallCap Dividend Fund	98,594	(25,798,423)	317,824	(221)	(25,382,226)
Japan Hedged Equity Fund	6,204,475	(35,675,445)	(4,122,528)	55,152	(33,538,346)
Global ex-U.S. Growth Fund	73,441	(13,502,295)	(2,239,099)	(905)	(15,668,858)
Japan SmallCap Dividend Fund	2,595,885	(23,654,691)	6,622,692	10,595	(14,425,519)
Asia Pacific ex-Japan Fund	3,141	(17,458,949)	8,231	(3,925)	(17,451,502)
Australia Dividend Fund	127,330	(16,254,629)	(759,172)	(13,683)	(16,900,154)
International LargeCap Dividend Fund	310,663	(46,768,747)	(7,186,291)	15,337	(53,629,038)
International Dividend ex-Financials Fund	455,453	(145,192,070)	(1,814,355)	2,268	(146,548,704)
International MidCap Dividend Fund	477,602	(79,855,438)	(1,018,076)	1,173	(80,394,739)
International SmallCap Dividend Fund	3,191,318	(225,848,320)	36,417,562	(13,302)	(186,252,742)
Emerging Markets Equity Income Fund	5,819,234	(61,048,107)	159,934,403	(129,990)	104,575,540
Emerging Markets SmallCap Dividend Fund	8,436,161	(33,626,886)	24,248,065	23,272	(919,388)
Middle East Dividend Fund	200,602	(8,113,137)	351,988	(15)	(7,560,562)
International Hedged Equity Fund	69,973	(1,829,594)	396,376	4,322	(1,358,923)
Commodity Country Equity Fund	88,758	(14,942,355)	(416,686)	(301)	(15,270,584)
Global Natural Resources Fund	17,759	(13,131,965)	(2,402,352)	(268)	(15,516,826)
Global ex-U.S. Utilities Fund	68,845	(21,067,254)	(4,435,407)	(1,282)	(25,435,098)
Global ex-U.S. Real Estate Fund	—	(51,535,281)	(8,971,835)	(527)	(60,507,643)

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011, was as follows:

	Year Ended March 31, 2012		Year Ended March 31, 2011
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
DEFA Fund	$16,801,126	$—	$14,637,890
DEFA Equity Income Fund	6,808,884	—	5,400,141
Global Equity Income Fund	3,425,601	—	2,060,172
Europe SmallCap Dividend Fund	1,249,779	—	772,916
Japan Hedged Equity Fund	9,560,131	—	1,252,279

172	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

	Year Ended March 31, 2012		Year Ended March 31, 2011
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
Global ex-U.S. Growth Fund	$1,502,577	$—	$917,040
Japan SmallCap Dividend Fund	4,623,191	—	2,383,352
Asia Pacific ex-Japan Fund	2,604,968	—	3,365,676
Australia Dividend Fund	3,116,253	—	4,176,991
International LargeCap Dividend Fund	6,055,172	—	5,111,213
International Dividend ex-Financials Fund	8,893,281	—	6,504,988
International MidCap Dividend Fund	4,866,057	—	4,562,537
International SmallCap Dividend Fund	16,614,951	—	12,889,846
Emerging Markets Equity Income Fund	77,715,398	—	27,419,477
Emerging Markets SmallCap Dividend Fund	29,482,802	—	16,528,911
Middle East Dividend Fund	1,062,273	—	520,780
International Hedged Equity Fund	714,387	—	506,947
Commodity Country Equity Fund	1,222,114	—	781,200
Global Natural Resources Fund	1,347,737	—	1,511,977
Global ex-U.S. Utilities Fund	1,419,373	—	1,705,615
Global ex-U.S. Real Estate Fund	5,496,750	371,334	10,473,002
* Includes short-term capital gains.

At March 31, 2012, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective* No Expiration	Long-Term Post-Effective* No Expiration	Capital Loss Available Total
DEFA Fund	$—	$—	$24,645,745	$187,173,747	$8,855,174	$—	$—	$220,674,666
DEFA Equity Income Fund	—	972,353	24,469,991	41,582,445	7,637,372	—	—	74,662,161
Global Equity Income Fund	—	—	5,329,783	15,414,669	807,956	—	—	21,552,408
Europe SmallCap Dividend Fund	—	801,152	6,092,078	16,382,086	2,102,724	—	—	25,378,040
Japan Hedged Equity Fund	61,971	147,026	456,605	3,305,242	9,431,908	16,533,492	5,739,201	35,675,445
Global ex-U.S. Growth Fund	—	638,234	3,657,374	8,823,117	—	342,850	—	13,461,575
Japan SmallCap Dividend Fund	6,631	450,744	2,793,131	13,069,045	3,661,232	1,639,554	1,675,217	23,295,554
Asia Pacific ex-Japan Fund	2,486	434,717	1,942,155	11,545,171	2,148,087	308,904	1,036,895	17,418,415
Australia Dividend Fund	—	23,230	2,237,436	10,402,798	2,670,223	—	—	15,333,687
International LargeCap Dividend Fund	12,856	911,666	10,714,056	21,950,675	8,092,071	—	4,492,385	46,173,709
International Dividend ex-Financials Fund	—	—	38,137,926	106,422,557	—	—	—	144,560,483
International MidCap Dividend Fund	—	2,200,353	10,045,031	49,400,362	11,183,904	—	5,899,541	78,729,191
International SmallCap Dividend Fund	—	2,417,649	31,684,635	176,126,796	6,365,431	—	4,976,546	221,571,057
Emerging Markets Equity Income Fund	—	166,963	3,240,763	32,150,807	561,494	19,858,526	—	55,978,553
Emerging Markets SmallCap Dividend Fund	—	—	4,224,150	9,367,814	4,882,951	11,327,466	—	29,802,381
Middle East Dividend Fund	—	—	41,648	6,522,827	763,315	—	63,224	7,391,014
International Hedged Equity Fund	—	—	—	108,824	1,617,839	—	100,103	1,826,766

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Notes to Financial Statements (continued)

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective* No Expiration	Long-Term Post-Effective* No Expiration	Capital Loss Available Total
Commodity Country Equity Fund	$—	$—	$—	$11,126,004	$3,769,123	$—	$—	$14,895,127
Global Natural Resources Fund	—	45,822	1,245,793	4,858,681	6,793,018	—	112,746	13,056,060
Global ex-U.S. Utilities Fund	—	13,301	1,722,994	5,793,876	1,986,702	—	11,043,351	20,560,224
Global ex-U.S. Real Estate Fund	—	261,244	12,351,482	23,011,711	10,538,886	63,860	4,748,371	50,975,554
*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of these losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the year ended March 31, 2012, the following Funds incurred and will elect to defer post-October capital losses as follows.

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
DEFA Fund	$872,386	$2,007,098
DEFA Equity Income Fund	505,995	606,145
Global Equity Income Fund	134,025	244,331
Europe SmallCap Dividend Fund	292,424	127,959
Japan Hedged Equity Fund	—	—
Global ex-U.S. Growth Fund	40,720	—
Japan SmallCap Dividend Fund	108,913	250,224
Asia Pacific ex-Japan Fund	40,534	—
Australia Dividend Fund	906,117	14,825
International LargeCap Dividend Fund	39,160	555,878
International Dividend ex-Financials Fund	631,587	—
International MidCap Dividend Fund	452,470	673,777
International SmallCap Dividend Fund	4,182,196	95,067
Emerging Markets Equity Income Fund	5,069,554	—
Emerging Markets SmallCap Dividend Fund	3,824,505	—
Middle East Dividend Fund	66,180	655,943
International Hedged Equity Fund	2,828	—
Commodity Country Equity Fund	47,226	2
Global Natural Resources Fund	75,905	—
Global ex-U.S. Utilities Fund	160,980	346,050
Global ex-U.S. Real Estate Fund	110,158	449,569

During the fiscal year ended March 31, 2012, the following Funds utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
DEFA Fund	$8,061,534
DEFA Equity Income Fund	119,442
Global Equity Income Fund	1,848,914
Europe SmallCap Dividend Fund	315,537
Japan Hedged Equity Fund	—
Global ex-U.S. Growth Fund	—
Japan SmallCap Dividend Fund	—
Asia Pacific ex-Japan Fund	—
Australia Dividend Fund	269,416
International LargeCap Dividend Fund	—

174	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Utilized Capital Loss Carryforwards
International Dividend ex-Financials Fund	$3,851,358
International MidCap Dividend Fund	—
International SmallCap Dividend Fund	—
Emerging Markets Equity Income Fund	—
Emerging Markets SmallCap Dividend Fund	—
Middle East Dividend Fund	—
International Hedged Equity Fund	—
Commodity Country Equity Fund	2,740,530
Global Natural Resources Fund	—
Global ex-U.S. Utilities Fund	—
Global ex-U.S. Real Estate Fund	—

At March 31, 2012, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
DEFA Fund	$11,932	$1,666,651	$(1,678,583)
DEFA Equity Income Fund	(22,329)	22,329	—
Global Equity Income Fund	(17,124)	17,124	—
Europe SmallCap Dividend Fund	(950)	171,829	(170,879)
Japan Hedged Equity Fund	(2,545,282)	8,840,421	(6,295,139)
Global ex-U.S. Growth Fund	(82,754)	(4,991,259)	5,074,013
Japan SmallCap Dividend Fund	367,368	(8,463,631)	8,096,263
Asia Pacific ex-Japan Fund	(142,333)	(8,121,814)	8,264,147
Australia Dividend Fund	16,333	(6,008,049)	5,991,716
International LargeCap Dividend Fund	(36,304)	(3,649,085)	3,685,389
International Dividend ex-Financials Fund	(102,629)	(441,454)	544,083
International MidCap Dividend Fund	(4,437)	(2,555,217)	2,559,654
International SmallCap Dividend Fund	288,740	(3,931,320)	3,642,580
Emerging Markets Equity Income Fund	(3,050,356)	(31,424,055)	34,474,411
Emerging Markets SmallCap Dividend Fund	5,289,587	(20,006,691)	14,717,104
Middle East Dividend Fund	17,925	(17,925)	—
International Hedged Equity Fund	(118,013)	(527,071)	645,084
Commodity Country Equity Fund	(28,264)	(436,493)	464,757
Global Natural Resources Fund	(61,608)	989,300	(927,692)
Global ex-U.S. Utilities Fund	(51,774)	(114,112)	165,886
Global ex-U.S. Real Estate Fund	6,292,140	(5,737,155)	(554,985)

The differences are primarily due to redemptions-in-kind, currency gain/loss, Passive Foreign Investment Companies (“PFICs”), the tax treatment of income earned from investments in partnerships, non-deductible expenses, and non-dividend distributions from underlying investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2012, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2012, remains subject to examination by taxing authorities.

WisdomTree International Dividend and Sector Funds	175

Notes to Financial Statements (continued)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the year ended March 31, 2012 are as follows:

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2012	Dividend Income
DEFA Fund
International Dividend ex-Financials Fund	$1,723,819	$14,896,488	$15,647,046	$388,791	$105,941

DEFA Equity Income Fund
International LargeCap Dividend Fund	$215,177	$6,406,513	$5,682,180	$820,710	$41,516

Global Equity Income Fund
DEFA Equity Income Fund	$170,446	$2,320,859	$2,254,754	$178,611	$13,791
Equity Income Fund	56,591	755,027	757,632	59,494	3,380
Total	$227,037	$3,075,886	$3,012,386	$238,105	$17,171

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$97,451	$1,070,192	$1,142,689	$1,251	$1,100

Global ex-U.S. Growth Fund
DEFA Fund	$77,100	$936,288	$896,685	$70,044	$1,196
Emerging Markets Equity Income Fund	51,882	613,417	588,846	46,606	941
WisdomTree India Earnings Fund	1,174,699	279,976	1,028,358	268,744	2,593
Total	$1,303,681	$1,829,681	$2,513,889	$385,394	$4,730

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$572,259	$4,167,524	$4,694,678	$—	$1,611

Asia Pacific ex-Japan Fund
DEFA Fund	$348,069	$71,314	$421,738	$—	$—
Global ex-U.S. Real Estate Fund	—	1,507,526	1,475,085	—	3,758
WisdomTree India Earnings Fund	—	2,644,991	167,177	2,198,209	14,507
Total	$348,069	$4,223,831	$2,064,000	$2,198,209	$18,265

Australia Dividend Fund
Asia Pacific ex-Japan Fund	$136,741	$283,901	$407,826	$—	$2,406

International LargeCap Dividend Fund
Asia Pacific ex-Japan Fund	$390,104	$1,964,344	$2,275,091	$—	$23,903
International MidCap Dividend Fund	—	2,377,381	2,321,893	30,021	6,191
Total	$390,104	$4,341,725	$4,596,984	$30,021	$30,094

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$160,763	$8,425,996	$8,390,720	$5,215	$44,723

International MidCap Dividend Fund
Australia Dividend Fund	$—	$1,209,045	$1,136,659	$41,611	$6,861
International LargeCap Dividend Fund	266,492	890,937	1,131,035	—	7,883
International SmallCap Dividend Fund	271,398	894,324	1,125,625	—	7,177
Japan Hedged Equity Fund	—	1,205,585	1,181,219	41,402	1,741
Total	$537,890	$4,199,891	$4,574,538	$83,013	$23,662

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$724,750	$1,615,746	$2,094,314	$126,577	$29,179
Japan SmallCap Dividend Fund	1,376,837	7,943,026	9,352,490	105,609	11,778
Total	$2,101,587	$9,558,772	$11,446,804	$232,186	$40,957

176	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2012	Dividend Income
Emerging Markets Equity Income Fund
Emerging Markets SmallCap Dividend Fund	$—	$1,062,091	$1,076,181	$—	$—
Global Equity Income Fund	1,907,623	6,501,608	6,058,925	2,136,100	83,246
Total	$1,907,623	$7,563,699	$7,135,106	$2,136,100	$83,246

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$4,661,410	$19,635,924	$22,203,235	$831,370	$26,496
WisdomTree India Earnings Fund	10,123,269	8,878,251	8,983,683	7,457,099	53,334
Total	$14,784,679	$28,514,175	$31,186,918	$8,288,469	$79,830

International Hedged Equity Fund
DEFA Fund	$—	$925,090	$859,304	$34,707	$2,132

Commodity Country Equity Fund
DEFA Fund	$33,107	$295,128	$323,402	$—	$142
Global Natural Resources Fund	—	474,938	436,898	12,952	905
Total	$33,107	$770,066	$760,300	$12,952	$1,047

Global Natural Resources Fund
DEFA Fund	$121,839	$322,526	$440,265	$—	$—
Global Equity Income Fund	—	852,037	812,248	—	1,231
WisdomTree India Earnings Fund	—	287,360	66,664	175,429	1,268
Total	$121,839	$1,461,923	$1,319,177	$175,429	$2,499

Global ex-U.S. Utilities Fund
DEFA Fund	$107,423	$506,131	$608,441	$—	$—
Global ex-U.S. Real Estate Fund	—	469,618	454,420	—	639
WisdomTree India Earnings Fund	—	246,732	53,691	158,501	1,139
Total	$107,423	$1,222,481	$1,116,552	$158,501	$1,778

Global ex-U.S. Real Estate Fund
DEFA Fund	$165,534	$693,736	$844,165	$—	$4,433
Global Natural Resources Fund	—	1,974,448	1,861,665	—	8,518
Total	$165,534	$2,668,184	$2,705,830	$—	$12,951

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-03 “Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

In May 2011, the FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

WisdomTree International Dividend and Sector Funds	177

Notes to Financial Statements (concluded)

In December 2011, FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the implications of ASU 2011-11 and its impact on the financial statements.

9. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WTAM and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

178	WisdomTree International Dividend and Sector Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Global ex-U.S. Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Australia Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree International Hedged Equity Fund, WisdomTree Commodity Country Equity Fund, WisdomTree Global Natural Resources Fund, WisdomTree Global ex-U.S. Utilities Fund and WisdomTree Global ex-U.S. Real Estate Fund (twenty-one of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Global ex-US Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Australia Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree International Hedged Equity Fund, WisdomTree Commodity Country Equity Fund, WisdomTree Global Natural Resources Fund, WisdomTree Global ex-U.S. Utilities Fund and WisdomTree Global ex-U.S. Real Estate Fund of WisdomTree Trust at March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2012

WisdomTree International Dividend and Sector Funds	179

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 1, 2012, the Board of Trustees (the “Board”) re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors’.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser, oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement for each Fund. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and MCM, on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory

Agreement and the Sub-Advisory Agreement for each Fund was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement for each Fund.

180	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree DEFA Fund
June 16, 2006 – March 31, 2012	0 – 24.9	212	13.95%	112	7.37%
	25 – 49.9	257	16.91%	105	6.91%
	50 – 74.9	231	15.20%	69	4.54%
	75 – 99.9	135	8.88%	52	3.42%
	100 – 124.9	78	5.13%	36	2.37%
	125 – 174.9	81	5.33%	58	3.82%
	175 – 199.9	13	0.86%	12	0.79%
	200 – 249.9	17	1.12%	13	0.86%
	>250	19	1.25%	20	1.32%
	Total	1043	68.62%	477	31.38%
WisdomTree DEFA Equity Income Fund
June 16, 2006 – March 31, 2012	0 – 24.9	192	12.63%	157	10.33%
	25 – 49.9	218	14.34%	124	8.16%
	50 – 74.9	224	14.74%	71	4.67%
	75 – 99.9	150	9.87%	52	3.42%
	100 – 124.9	67	4.41%	45	2.96%
	125 – 174.9	61	4.01%	46	3.03%
	175 – 199.9	17	1.12%	15	0.99%
	200 – 249.9	21	1.38%	22	1.45%
	>250	20	1.32%	18	1.18%
	Total	970	63.82%	550	36.18%
WisdomTree Global Equity Income Fund
June 16, 2006 – March 31, 2012	0 – 24.9	230	15.13%	147	9.67%
	25 – 49.9	263	17.30%	85	5.59%
	50 – 74.9	233	15.33%	56	3.68%
	75 – 99.9	171	11.25%	47	3.09%
	100 – 124.9	92	6.05%	31	2.04%
	125 – 174.9	60	3.95%	31	2.04%
	175 – 199.9	10	0.66%	7	0.46%
	200 – 249.9	13	0.86%	9	0.59%
	>250	18	1.18%	17	1.12%
	Total	1090	71.71%	430	28.29%
WisdomTree Europe SmallCap Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	204	13.42%	180	11.84%
	25 – 49.9	171	11.25%	150	9.87%
	50 – 74.9	155	10.20%	103	6.78%
	75 – 99.9	95	6.25%	84	5.53%
	100 – 124.9	54	3.55%	76	5.00%
	125 – 174.9	48	3.16%	87	5.72%
	175 – 199.9	10	0.66%	26	1.71%
	200 – 249.9	18	1.18%	13	0.86%
	>250	13	0.86%	33	2.17%
	Total	768	50.53%	752	49.47%

WisdomTree International Dividend and Sector Funds	181

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Japan Hedged Equity Fund
June 16, 2006 – March 31, 2012	0 – 24.9	158	10.39%	140	9.21%
	25 – 49.9	148	9.74%	115	7.57%
	50 – 74.9	156	10.26%	85	5.59%
	75 – 99.9	129	8.49%	68	4.47%
	100 – 124.9	89	5.86%	46	3.03%
	125 – 174.9	90	5.92%	97	6.38%
	175 – 199.9	29	1.91%	18	1.18%
	200 – 249.9	25	1.64%	26	1.71%
	>250	37	2.43%	64	4.21%
	Total	861	56.64%	659	43.36%
WisdomTree Global ex-U.S.Growth Fund
June 16, 2006 – March 31, 2012	0 – 24.9	169	11.12%	149	9.80%
	25 – 49.9	177	11.64%	99	6.51%
	50 – 74.9	195	12.83%	80	5.26%
	75 – 99.9	140	9.21%	69	4.54%
	100 – 124.9	89	5.86%	41	2.70%
	125 – 174.9	71	4.67%	61	4.01%
	175 – 199.9	16	1.05%	24	1.58%
	200 – 249.9	24	1.58%	34	2.24%
	>250	34	2.24%	48	3.16%
	Total	915	60.20%	605	39.80%
WisdomTree Japan SmallCap Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	164	10.79%	133	8.75%
	25 – 49.9	173	11.38%	134	8.82%
	50 – 74.9	135	8.88%	90	5.92%
	75 – 99.9	117	7.70%	74	4.87%
	100 – 124.9	84	5.53%	46	3.03%
	125 – 174.9	93	6.12%	87	5.72%
	175 – 199.9	19	1.25%	20	1.32%
	200 – 249.9	25	1.64%	41	2.70%
	>250	38	2.50%	47	3.09%
	Total	848	55.79%	672	44.21%
WisdomTree Asia Pacific ex-Japan Fund
June 16, 2006 – March 31, 2012	0 – 24.9	168	11.05%	160	10.53%
	25 – 49.9	195	12.83%	118	7.76%
	50 – 74.9	128	8.42%	79	5.20%
	75 – 99.9	104	6.84%	53	3.49%
	100 –124.9	66	4.34%	59	3.88%
	125 –174.9	96	6.32%	74	4.87%
	175 –199.9	27	1.78%	22	1.45%
	200 –249.9	30	1.97%	39	2.57%
	>250	36	2.37%	66	4.34%
	Total	850	55.92%	670	44.08%
WisdomTree Australia Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	172	11.32%	136	8.95%
	25 – 49.9	177	11.64%	112	7.37%
	50 – 74.9	152	10.00%	82	5.39%
	75 – 99.9	103	6.78%	61	4.01%
	100 –124.9	67	4.41%	57	3.75%
	125 –174.9	85	5.59%	82	5.39%
	175 –199.9	26	1.71%	21	1.38%
	200 –249.9	34	2.24%	41	2.70%
	>250	35	2.30%	77	5.07%
	Total	851	55.99%	669	44.01%

182	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International LargeCap Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	205	13.49%	151	9.93%
	25 – 49.9	277	18.22%	79	5.20%
	50 – 74.9	202	13.29%	66	4.34%
	75 – 99.9	154	10.13%	51	3.36%
	100 –124.9	70	4.61%	45	2.96%
	125 –174.9	72	4.74%	48	3.16%
	175 –199.9	17	1.12%	12	0.79%
	200 –249.9	19	1.25%	10	0.66%
	>250	24	1.58%	18	1.18%
	Total	1040	68.42%	480	31.58%
WisdomTree International Dividend ex-Financials Fund
June 16, 2006 – March 31, 2012	0 – 24.9	204	13.42%	170	11.18%
	25 – 49.9	238	15.66%	110	7.24%
	50 – 74.9	208	13.68%	65	4.28%
	75 – 99.9	110	7.24%	47	3.09%
	100 –124.9	76	5.00%	51	3.36%
	125 –174.9	68	4.47%	58	3.82%
	175 –199.9	18	1.18%	20	1.32%
	200 –249.9	18	1.18%	14	0.92%
	>250	16	1.05%	29	1.91%
	Total	956	62.89%	564	37.11%
WisdomTree International MidCap Dividend Fund
June 16, 2006 – March 31, 2012	0 – 24.9	199	13.09%	205	13.49%
	25 – 49.9	204	13.42%	155	10.20%
	50 – 74.9	185	12.17%	78	5.13%
	75 – 99.9	79	5.20%	62	4.08%
	100 –124.9	65	4.28%	51	3.36%
	125 –174.9	56	3.68%	77	5.07%
	175 –199.9	15	0.99%	19	1.25%
	200 –249.9	7	0.46%	19	1.25%
	>250	16	1.05%	28	1.84%
	Total	826	54.34%	694	45.66%
WisdomTree International SmallCap Dividend Fund
June 16, 2006 – March 31, 2012	0 –24.9	185	12.17%	140	9.21%
	25 –49.9	224	14.74%	109	7.17%
	50 –74.9	178	11.71%	66	4.34%
	75 –99.9	141	9.28%	61	4.01%
	100 –124.9	94	6.18%	53	3.49%
	125 –174.9	91	5.99%	51	3.36%
	175 –199.9	22	1.45%	18	1.18%
	200 –249.9	15	0.99%	27	1.78%
	>250	24	1.58%	21	1.38%
	Total	974	64.08%	546	35.92%
WisdomTree Emerging Markets Equity Income Fund
July 13, 2007 – March 31, 2012	0 – 24.9	106	8.47%	75	6.00%
	25 – 49.9	113	9.03%	46	3.68%
	50 – 74.9	159	12.71%	24	1.92%
	75 – 99.9	143	11.43%	37	2.96%
	100 –124.9	140	11.19%	29	2.32%
	125 –174.9	176	14.07%	32	2.56%
	175 –199.9	36	2.88%	15	1.20%
	200 –249.9	37	2.96%	12	0.96%
	>250	43	3.44%	28	2.24%
	Total	953	76.18%	298	23.82%

WisdomTree International Dividend and Sector Funds	183

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Emerging Markets SmallCap Dividend Fund
October 30, 2007 – March 31, 2012	0 –24.9	104	8.85%	83	7.06%
	25 – 49.9	111	9.45%	51	4.34%
	50 – 74.9	137	11.66%	52	4.43%
	75 – 99.9	123	10.47%	35	2.98%
	100 – 124.9	107	9.11%	33	2.81%
	125 –174.9	125	10.64%	36	3.06%
	175 –199.9	34	2.89%	13	1.11%
	200 –249.9	39	3.32%	15	1.28%
	>250	50	4.26%	27	2.30%
	Total	830	70.64%	345	29.36%
WisdomTree Middle East Dividend Fund
July 16, 2008 – March 31, 2012	0 – 24.9	46	4.61%	57	5.72%
	25 – 49.9	59	5.92%	64	6.42%
	50 – 74.9	65	6.52%	32	3.21%
	75 – 99.9	58	5.82%	37	3.71%
	100 –124.9	74	7.42%	27	2.71%
	125 –174.9	120	12.04%	44	4.41%
	175 –199.9	47	4.71%	8	0.80%
	200 –249.9	70	7.02%	18	1.81%
	>250	141	14.14%	30	3.01%
	Total	680	68.20%	317	31.80%
WisdomTree International Hedged Equity Income Fund
June 16, 2006 – March 31, 2012	0 – 24.9	75	13.23%	68	11.99%
	25 – 49.9	81	14.29%	41	7.23%
	50 – 74.9	74	13.05%	28	4.94%
	75 – 99.9	64	11.29%	18	3.17%
	100 –124.9	46	8.11%	11	1.94%
	125 –174.9	33	5.82%	11	1.94%
	175 –199.9	6	1.06%	1	0.18%
	200 –249.9	2	0.35%	5	0.88%
	>250	1	0.18%	2	0.35%
	Total	382	67.37%	185	32.63%
WisdomTree Commodity Country Equity Fund
October 13, 2006 – March 31, 2012	0 – 24.9	188	13.08%	184	12.80%
	25 – 49.9	185	12.87%	124	8.63%
	50 – 74.9	167	11.62%	90	6.26%
	75 – 99.9	99	6.89%	59	4.11%
	100 –124.9	66	4.59%	47	3.27%
	125 –174.9	51	3.55%	68	4.73%
	175 –199.9	14	0.97%	15	1.04%
	200 –249.9	14	0.97%	21	1.46%
	>250	20	1.39%	25	1.74%
	Total	804	55.95%	633	44.05%
WisdomTree Global Natural Resources Fund
October 13, 2006 – March 31, 2012	0 – 24.9	162	11.27%	157	10.93%
	25 – 49.9	169	11.76%	115	8.00%
	50 – 74.9	142	9.88%	88	6.12%
	75 – 99.9	118	8.21%	50	3.48%
	100 –124.9	102	7.10%	49	3.41%
	125 –174.9	83	5.78%	64	4.45%
	175 –199.9	17	1.18%	19	1.32%
	200 –249.9	24	1.67%	13	0.90%
	>250	26	1.81%	39	2.71%
	Total	843	58.66%	594	41.34%

184	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Global ex-U.S. Utilities Fund
October 13, 2006 – March 31, 2012	0 – 24.9	168	11.69%	165	11.48%
	25 – 49.9	178	12.39%	115	8.00%
	50 – 74.9	166	11.55%	99	6.89%
	75 – 99.9	116	8.07%	73	5.08%
	100 –124.9	67	4.66%	50	3.48%
	125 –174.9	56	3.90%	74	5.15%
	175 –199.9	18	1.25%	18	1.25%
	200 – 249.9	11	0.77%	14	0.97%
	>250	16	1.11%	33	2.30%
	Total	796	55.39%	641	44.61%
WisdomTree Global ex-U.S. Real Estate Fund
June 5, 2007 – March 31, 2012	0 – 24.9	142	11.11%	103	8.06%
	25 – 49.9	172	13.46%	78	6.10%
	50 – 74.9	152	11.89%	54	4.23%
	75 – 99.9	107	8.37%	52	4.07%
	100 –124.9	79	6.18%	38	2.97%
	125 –174.9	83	6.49%	54	4.23%
	175 –199.9	33	2.58%	25	1.96%
	200 –249.9	22	1.72%	18	1.41%
	>250	28	2.19%	38	2.97%
	Total	818	64.01%	460	35.99%

*	Basis point (bps) is a unit that is equal to 1/100th of 1%.

WisdomTree International Dividend and Sector Funds	185

Trustee and Officer Information (unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, New York 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	48	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	48	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors’ N.A. from 2002 to 2005.	48	None.

+	As of March 31, 2012.

*	Elected by and serves at the pleasure of the Board of Trustees.

186	WisdomTree International Dividend and Sector Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business Legal Affairs, General Counsel and Secretary of TheStreet, Inc. 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	48	Trustee, GLG Investment Series Trust; and Trustee Man Long Short Fund

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	48	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	48	Member of Board of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame.

+	As of March 31, 2012.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

WisdomTree International Dividend and Sector Funds	187

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2012, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
DEFA Fund	$8,301,699
DEFA Equity Income Fund	3,639,587
Global Equity Income Fund	2,133,927
Europe SmallCap Dividend Fund	1,076,609
Japan Hedged Equity Fund	10,284,313
Global ex-U.S. Growth Fund	1,025,426
Japan SmallCap Dividend Fund	4,616,000
Asia Pacific ex-Japan Fund	1,355,661
Australia Dividend Fund	2,239,915
International LargeCap Dividend Fund	3,666,612
International Dividend ex-Financials Fund	5,577,278
International MidCap Dividend Fund	2,769,596
International SmallCap Dividend Fund	12,510,164
Emerging Markets Equity Income Fund	40,053,764
Emerging Markets SmallCap Dividend Fund	16,741,758
Middle East Dividend Fund	587,951
International Hedged Equity Fund	582,183
Commodity Country Equity Fund	860,175
Global Natural Resources Fund	689,752
Global ex-U.S. Utilities Fund	531,155
Global ex-U.S. Real Estate Fund	2,664,182

188	WisdomTree International Dividend and Sector Funds

Supplemental Information (unaudited) (concluded)

The Fund intends to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2012, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
DEFA Fund	$9,158,214	$446,379
DEFA Equity Income Fund	4,208,703	184,273
Global Equity Income Fund	1,913,542	131,233
Europe SmallCap Dividend Fund	944,898	78,792
Japan Hedged Equity Fund	11,031,900	744,737
Global ex-U.S. Growth Fund	1,409,168	124,268
Japan SmallCap Dividend Fund	4,121,702	288,815
Asia Pacific ex-Japan Fund	2,559,450	172,146
Australia Dividend Fund	2,266,648	34,784
International LargeCap Dividend Fund	3,284,179	156,921
International Dividend ex-Financials Fund	5,916,087	229,189
International MidCap Dividend Fund	3,096,970	173,040
International SmallCap Dividend Fund	13,243,977	785,691
Emerging Markets Equity Income Fund	95,923,339	10,206,373
Emerging Markets SmallCap Dividend Fund	36,205,716	5,131,542
Middle East Dividend Fund	1,167,059	90,823
International Hedged Equity Fund	558,697	36,012
Commodity Country Equity Fund	1,052,778	76,157
Global Natural Resources Fund	632,643	42,862
Global ex-U.S. Utilities Fund	782,197	47,773
Global ex-U.S. Real Estate Fund	4,834,063	211,443

WisdomTree International Dividend and Sector Funds	189

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

190	WisdomTree International Dividend and Sector Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2012:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Euro Debt Fund (EU)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors’ should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors’ should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) of such Funds’ to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds, Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Fund’s they may make higher capital gain distributions than other ETFs. Please read each Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global Select Real Estate Securities (ex-US) Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree International Dividend and Sector Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

(formerly, WisdomTree World ex-U.S. Growth Fund (DNL))

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

(formerly, WisdomTree Pacific ex-Japan Total Dividend Fund (DND))

WisdomTree Australia Dividend Fund (AUSE)

(formerly, WisdomTree Pacific ex-Japan Equity Income Fund (DNH))

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

(formerly, WisdomTree International Basic Materials Sector Fund (DBN))

WisdomTree Global Natural Resources Fund (GNAT)

(formerly, WisdomTree International Energy Sector Fund (DKA))

WisdomTree Global ex-U.S. Utilities Fund (DBU)

(formerly, WisdomTree International Utilities Sector Fund (DBU))

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

(formerly, WisdomTree International Real Estate Fund (DRW))

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS004137 (05/2013)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2012, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a) (1).

(b) Not applicable.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) The Trust’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-four funds of the Registrant for which the fiscal year-end is March 31, 2012 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2012 for professional services rendered by the principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2012: $682,485

2011: $659,011

(b) Audit-Related Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2012 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a) are as follows:

2012: $0

2011: $0

(c) Tax Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2012 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2012: $438,490

2011: $438,622

(d) All Other Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2012 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2012: $0

2011: $78,560

(e)	Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(ii) The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Trust’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended March 31, 2012 are as follows:

2012: $438,490

2011: $517,182

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:       /s/ Jonathan L. Steinberg

Name: Jonathan L. Steinberg

Title:   President

Date:   June 07, 2012

By:       /s/ Amit Muni

Name: Amit Muni

Title:   Treasurer

Date:   June 07, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Jonathan L. Steinberg

Name: Jonathan L. Steinberg

Title:   President

Date:   June 07, 2012

By:       /s/ Amit Muni

Name: Amit Muni

Title:   Treasurer

Date:   June 07, 2012